                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238
                                   ---------------------------------------------

                            SUNAMERICA SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1 SunAmerica Center, Los Angeles, CA                                90067-6022
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: January 31
                         -------------------------

Date of reporting period: July 31, 2005
                          ------------------------

Item 1. Reports to Stockholders

        SunAmerica Series Trust, Semiannual Report at July 31, 2005.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                               SEMIANNUAL REPORT

                                 JULY 31, 2005

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP,
  POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM,
                    POLARIS PLATINUM(II), POLARIS PROTECTOR,
POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III, VISTA
            CAPITAL ADVANTAGE AND ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        EXPENSE EXAMPLE.............................................     2
                        MONEY MARKET................................................     8
                        Cash Management Portfolio (Banc of America Capital
                          Management, LLC)..........................................     8
                        BONDS.......................................................    11
                        Corporate Bond Portfolio (Federated Investment Management
                          Company)..................................................    11
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    27
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    33
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    43
                        BALANCED....................................................    53
                        SunAmerica Balanced Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................    53
                        MFS Total Return Portfolio (Massachusetts Financial Services
                          Company)..................................................    65
                        EQUITY/SPECIALTY............................................    81
                        Telecom Utility Portfolio (Federated Equity Management
                          Company of Pennsylvania)..................................    81
                        Equity Income Portfolio (U.S. Bancorp Asset Management,
                          Inc.).....................................................    84
                        Equity Index Portfolio (U.S. Bancorp Asset Management,
                          Inc.).....................................................    89
                        Growth-Income Portfolio (Alliance Capital Management
                          L.P.).....................................................   101
                        Federated American Leaders Portfolio (Federated Equity
                          Management Company of Pennsylvania).......................   105
                        Davis Venture Value Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   109
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   113
                        Alliance Growth Portfolio (Alliance Capital Management
                          L.P.).....................................................   116
                        Goldman Sachs Research Portfolio (Goldman Sachs Asset
                          Management, L.P.).........................................   120
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................   124
                        Putnam Growth: Voyager Portfolio (Putnam Investment
                          Management, LLC)..........................................   128
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   133
                        Real Estate Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors)...................................   137
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   140
                        MFS Mid-Cap Growth Portfolio (Massachusetts Financial
                          Services Company).........................................   145
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   150
                        Growth Opportunities Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   154
                        Marsico Growth Portfolio (Marsico Capital Management,
                          LLC)......................................................   158
                        Technology Portfolio (Morgan Stanley Investment Management,
                          Inc. (dba -- Van Kampen)).................................   161
                        Small & Mid Cap Value Portfolio (Alliance Capital Management
                          L.P.).....................................................   165
                        INTERNATIONAL...............................................   170
                        International Growth and Income Portfolio (Putnam Investment
                          Management, LLC)..........................................   170
                        Global Equities Portfolio (Alliance Capital Management
                          L.P.).....................................................   175
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   179
                        Emerging Markets Portfolio (Putnam Investment Management,
                          LLC)......................................................   198
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   204
                        STATEMENT OF ASSETS AND LIABILITIES.........................   209
                        STATEMENT OF OPERATIONS.....................................   219
                        STATEMENT OF CHANGES IN NET ASSETS..........................   226
                        NOTES TO FINANCIAL STATEMENTS...............................   237
                        FINANCIAL HIGHLIGHTS........................................   267
                        TRUSTEE AND OFFICER INFORMATION.............................   283

---------------------

                DEAR SUNAMERICA SERIES TRUST INVESTOR:

                  We are pleased to present the semiannual report for the
                SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, Nations Separate Account Trust, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund and the American Fund Insurance Series. Investors in those portfolios will receive separate and complete reports.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2005. The report may also contain information on portfolios not currently available in your variable contract.

                  If you have any questions, please contact your investment
                representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY S. WINTROB

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                September 6, 2005

                ----------------------------------

                Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                                JULY 31, 2005
                                                                     (unaudited)
                DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                  As a shareholder of a Portfolio in the SunAmerica Series Trust
                (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2005 and held until July 31, 2005. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

                ACTUAL EXPENSES

                  The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended July 31, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During The Six Months Ended July 31, 2005" column and the "Expense Ratio as of July 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended July 31, 2005" would have been higher and the "Ending Account Value" would have been lower.

                HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                  The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During The Six Months Ended July 31, 2005" column and the "Expense Ratio as of July 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended July 31, 2005" would have been higher and the "Ending Account Value" would have been lower.

                  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2005
                                                                     (unaudited)

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2005            2005            2005*            2005            2005
   -----------------------------------------------------------------------------------------------------------------
   Cash Management Portfolio
     Class 1.......................    $1,000.00        $1,012.16         $2.79         $1,000.00        $1,022.02
     Class 2.......................    $1,000.00        $1,011.24         $3.54         $1,000.00        $1,021.27
     Class 3.......................    $1,000.00        $1,011.26         $4.04         $1,000.00        $1,020.78
   Corporate Bond Portfolio
     Class 1.......................    $1,000.00        $1,009.98         $3.09         $1,000.00        $1,021.72
     Class 2.......................    $1,000.00        $1,009.17         $3.84         $1,000.00        $1,020.98
     Class 3.......................    $1,000.00        $1,008.34         $4.33         $1,000.00        $1,020.48
   Global Bond Portfolio
     Class 1.......................    $1,000.00        $1,020.44         $4.11         $1,000.00        $1,020.73
     Class 2.......................    $1,000.00        $1,020.53         $4.86         $1,000.00        $1,019.98
     Class 3.......................    $1,000.00        $1,019.73         $5.36         $1,000.00        $1,019.49
   High-Yield Bond Portfolio
     Class 1.......................    $1,000.00        $1,043.84         $3.80         $1,000.00        $1,021.08
     Class 2.......................    $1,000.00        $1,045.33         $4.56         $1,000.00        $1,020.33
     Class 3.......................    $1,000.00        $1,043.96         $5.07         $1,000.00        $1,019.84
   Worldwide High Income Portfolio
     Class 1.......................    $1,000.00        $1,039.06         $4.85         $1,000.00        $1,020.03
     Class 2.......................    $1,000.00        $1,039.22         $5.61         $1,000.00        $1,019.29
     Class 3.......................    $1,000.00        $1,037.96         $6.11         $1,000.00        $1,018.79
   SunAmerica Balanced Portfolio@
     Class 1.......................    $1,000.00        $1,022.43         $3.66         $1,000.00        $1,021.17
     Class 2.......................    $1,000.00        $1,021.74         $4.41         $1,000.00        $1,020.43
     Class 3.......................    $1,000.00        $1,021.77         $4.91         $1,000.00        $1,019.93
   MFS Total Return Portfolio@
     Class 1.......................    $1,000.00        $1,034.17         $3.58         $1,000.00        $1,021.27
     Class 2.......................    $1,000.00        $1,033.64         $4.34         $1,000.00        $1,020.53
     Class 3.......................    $1,000.00        $1,033.10         $4.84         $1,000.00        $1,020.03
   Telecom Utility Portfolio@
     Class 1.......................    $1,000.00        $1,093.64         $4.88         $1,000.00        $1,020.13
     Class 2.......................    $1,000.00        $1,092.59         $5.66         $1,000.00        $1,019.39
     Class 3.......................    $1,000.00        $1,092.70         $6.17         $1,000.00        $1,018.89
   Equity Income Portfolio#
     Class 1.......................    $1,000.00        $1,053.04         $6.87         $1,000.00        $1,018.10
   Equity Index Portfolio#
     Class 1.......................    $1,000.00        $1,051.74         $2.80         $1,000.00        $1,022.07
   Growth-Income Portfolio@
     Class 1.......................    $1,000.00        $1,043.44         $3.14         $1,000.00        $1,021.72
     Class 2.......................    $1,000.00        $1,042.64         $3.90         $1,000.00        $1,020.98
     Class 3.......................    $1,000.00        $1,042.26         $4.41         $1,000.00        $1,020.48
   Federated American Leaders
     Portfolio@
     Class 1.......................    $1,000.00        $1,054.17         $3.87         $1,000.00        $1,021.03
     Class 2.......................    $1,000.00        $1,052.99         $4.63         $1,000.00        $1,020.28
     Class 3.......................    $1,000.00        $1,052.43         $5.14         $1,000.00        $1,019.79
   Davis Venture Value Portfolio@
     Class 1.......................    $1,000.00        $1,057.44         $3.98         $1,000.00        $1,020.93
     Class 2.......................    $1,000.00        $1,056.76         $4.74         $1,000.00        $1,020.18
     Class 3.......................    $1,000.00        $1,056.46         $5.25         $1,000.00        $1,019.69
   "Dogs" of Wall Street Portfolio@
     Class 1.......................    $1,000.00        $1,003.86         $3.43         $1,000.00        $1,021.37
     Class 2.......................    $1,000.00        $1,002.90         $4.17         $1,000.00        $1,020.63
     Class 3.......................    $1,000.00        $1,002.90         $4.67         $1,000.00        $1,020.13
   Alliance Growth Portfolio@
     Class 1.......................    $1,000.00        $1,103.98         $3.50         $1,000.00        $1,021.47
     Class 2.......................    $1,000.00        $1,103.54         $4.28         $1,000.00        $1,020.73
     Class 3.......................    $1,000.00        $1,103.16         $4.80         $1,000.00        $1,020.23

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2005*          2005*
   --------------------------------  ---------------------------
   Cash Management Portfolio
     Class 1.......................      $2.81          0.56%
     Class 2.......................      $3.56          0.71%
     Class 3.......................      $4.06          0.81%
   Corporate Bond Portfolio
     Class 1.......................      $3.11          0.62%
     Class 2.......................      $3.86          0.77%
     Class 3.......................      $4.36          0.87%
   Global Bond Portfolio
     Class 1.......................      $4.11          0.82%
     Class 2.......................      $4.86          0.97%
     Class 3.......................      $5.36          1.07%
   High-Yield Bond Portfolio
     Class 1.......................      $3.76          0.75%
     Class 2.......................      $4.51          0.90%
     Class 3.......................      $5.01          1.00%
   Worldwide High Income Portfolio
     Class 1.......................      $4.81          0.96%
     Class 2.......................      $5.56          1.11%
     Class 3.......................      $6.06          1.21%
   SunAmerica Balanced Portfolio@
     Class 1.......................      $3.66          0.73%
     Class 2.......................      $4.41          0.88%
     Class 3.......................      $4.91          0.98%
   MFS Total Return Portfolio@
     Class 1.......................      $3.56          0.71%
     Class 2.......................      $4.31          0.86%
     Class 3.......................      $4.81          0.96%
   Telecom Utility Portfolio@
     Class 1.......................      $4.71          0.94%
     Class 2.......................      $5.46          1.09%
     Class 3.......................      $5.96          1.19%
   Equity Income Portfolio#
     Class 1.......................      $6.76          1.35%
   Equity Index Portfolio#
     Class 1.......................      $2.76          0.55%
   Growth-Income Portfolio@
     Class 1.......................      $3.11          0.62%
     Class 2.......................      $3.86          0.77%
     Class 3.......................      $4.36          0.87%
   Federated American Leaders
     Portfolio@
     Class 1.......................      $3.81          0.76%
     Class 2.......................      $4.56          0.91%
     Class 3.......................      $5.06          1.01%
   Davis Venture Value Portfolio@
     Class 1.......................      $3.91          0.78%
     Class 2.......................      $4.66          0.93%
     Class 3.......................      $5.16          1.03%
   "Dogs" of Wall Street Portfolio@
     Class 1.......................      $3.46          0.69%
     Class 2.......................      $4.21          0.84%
     Class 3.......................      $4.71          0.94%
   Alliance Growth Portfolio@
     Class 1.......................      $3.36          0.67%
     Class 2.......................      $4.11          0.82%
     Class 3.......................      $4.61          0.92%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2005
                                                                     (unaudited)

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2005            2005            2005*            2005            2005
   -----------------------------------------------------------------------------------------------------------------
   Goldman Sachs Research
     Portfolio#@
     Class 1.......................    $1,000.00        $1,028.69         $6.79         $1,000.00        $1,018.10
     Class 2.......................    $1,000.00        $1,027.47         $7.54         $1,000.00        $1,017.36
     Class 3.......................    $1,000.00        $1,026.13         $8.04         $1,000.00        $1,016.86
   MFS Massachusetts Investors
     Trust Portfolio@
     Class 1.......................    $1,000.00        $1,055.02         $3.97         $1,000.00        $1,020.93
     Class 2.......................    $1,000.00        $1,055.07         $4.74         $1,000.00        $1,020.18
     Class 3.......................    $1,000.00        $1,054.24         $5.25         $1,000.00        $1,019.69
   Putnam Growth: Voyager
     Portfolio@
     Class 1.......................    $1,000.00        $1,074.36         $4.73         $1,000.00        $1,020.23
     Class 2.......................    $1,000.00        $1,073.76         $5.50         $1,000.00        $1,019.49
     Class 3.......................    $1,000.00        $1,073.97         $6.02         $1,000.00        $1,018.99
   Blue Chip Growth Portfolio#@
     Class 1.......................    $1,000.00        $1,049.92         $4.32         $1,000.00        $1,020.58
     Class 2.......................    $1,000.00        $1,050.00         $5.08         $1,000.00        $1,019.84
     Class 3.......................    $1,000.00        $1,048.47         $5.59         $1,000.00        $1,019.34
   Real Estate Portfolio
     Class 1.......................    $1,000.00        $1,211.66         $4.66         $1,000.00        $1,020.58
     Class 2.......................    $1,000.00        $1,211.02         $5.48         $1,000.00        $1,019.84
     Class 3.......................    $1,000.00        $1,210.82         $6.03         $1,000.00        $1,019.34
   Small Company Value Portfolio#
     Class 1.......................    $1,000.00        $1,122.49         $8.42         $1,000.00        $1,016.86
   MFS Mid-Cap Growth Portfolio@
     Class 1.......................    $1,000.00        $1,048.00         $4.16         $1,000.00        $1,020.73
     Class 2.......................    $1,000.00        $1,047.07         $4.92         $1,000.00        $1,019.98
     Class 3.......................    $1,000.00        $1,047.24         $5.43         $1,000.00        $1,019.49
   Aggressive Growth Portfolio@
     Class 1.......................    $1,000.00        $1,105.94         $4.13         $1,000.00        $1,020.88
     Class 2.......................    $1,000.00        $1,104.27         $4.90         $1,000.00        $1,020.13
     Class 3.......................    $1,000.00        $1,104.58         $5.43         $1,000.00        $1,019.64
   Growth Opportunities Portfolio#@
     Class 1.......................    $1,000.00        $1,056.11         $5.10         $1,000.00        $1,019.84
     Class 2.......................    $1,000.00        $1,056.45         $5.86         $1,000.00        $1,019.09
     Class 3.......................    $1,000.00        $1,054.55         $6.37         $1,000.00        $1,018.60
   Marsico Growth Portfolio#@
     Class 1.......................    $1,000.00        $1,077.93         $4.89         $1,000.00        $1,020.08
     Class 2.......................    $1,000.00        $1,076.34         $5.66         $1,000.00        $1,019.34
     Class 3.......................    $1,000.00        $1,076.56         $6.18         $1,000.00        $1,018.84
   Technology Portfolio@
     Class 1.......................    $1,000.00        $1,060.98         $6.29         $1,000.00        $1,018.70
     Class 2.......................    $1,000.00        $1,061.22         $7.05         $1,000.00        $1,017.95
     Class 3.......................    $1,000.00        $1,057.14         $7.55         $1,000.00        $1,017.46
   Small & Mid Cap Value
     Portfolio#@
     Class 2.......................    $1,000.00        $1,103.67         $6.36         $1,000.00        $1,018.74
     Class 3.......................    $1,000.00        $1,103.09         $6.88         $1,000.00        $1,018.25
   International Growth and Income
     Portfolio@
     Class 1.......................    $1,000.00        $1,040.92         $5.82         $1,000.00        $1,019.09
     Class 2.......................    $1,000.00        $1,040.85         $6.58         $1,000.00        $1,018.35
     Class 3.......................    $1,000.00        $1,040.03         $7.03         $1,000.00        $1,017.90

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2005*          2005*
   --------------------------------  ---------------------------
   Goldman Sachs Research
     Portfolio#@
     Class 1.......................      $6.76          1.35%
     Class 2.......................      $7.50          1.50%
     Class 3.......................      $8.00          1.60%
   MFS Massachusetts Investors
     Trust Portfolio@
     Class 1.......................      $3.91          0.78%
     Class 2.......................      $4.66          0.93%
     Class 3.......................      $5.16          1.03%
   Putnam Growth: Voyager
     Portfolio@
     Class 1.......................      $4.61          0.92%
     Class 2.......................      $5.36          1.07%
     Class 3.......................      $5.86          1.17%
   Blue Chip Growth Portfolio#@
     Class 1.......................      $4.26          0.85%
     Class 2.......................      $5.01          1.00%
     Class 3.......................      $5.51          1.10%
   Real Estate Portfolio
     Class 1.......................      $4.26          0.85%
     Class 2.......................      $5.01          1.00%
     Class 3.......................      $5.51          1.10%
   Small Company Value Portfolio#
     Class 1.......................      $8.00          1.60%
   MFS Mid-Cap Growth Portfolio@
     Class 1.......................      $4.11          0.82%
     Class 2.......................      $4.86          0.97%
     Class 3.......................      $5.36          1.07%
   Aggressive Growth Portfolio@
     Class 1.......................      $3.96          0.79%
     Class 2.......................      $4.71          0.94%
     Class 3.......................      $5.21          1.04%
   Growth Opportunities Portfolio#@
     Class 1.......................      $5.01          1.00%
     Class 2.......................      $5.76          1.15%
     Class 3.......................      $6.26          1.25%
   Marsico Growth Portfolio#@
     Class 1.......................      $4.76          0.95%
     Class 2.......................      $5.51          1.10%
     Class 3.......................      $6.01          1.20%
   Technology Portfolio@
     Class 1.......................      $6.16          1.23%
     Class 2.......................      $6.90          1.38%
     Class 3.......................      $7.40          1.48%
   Small & Mid Cap Value
     Portfolio#@
     Class 2.......................      $6.11          1.22%
     Class 3.......................      $6.61          1.32%
   International Growth and Income
     Portfolio@
     Class 1.......................      $5.76          1.15%
     Class 2.......................      $6.51          1.30%
     Class 3.......................      $6.95          1.39%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2005
                                                                     (unaudited)

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2005            2005            2005*            2005            2005
   -----------------------------------------------------------------------------------------------------------------
   Global Equities Portfolio@
     Class 1.......................    $1,000.00        $1,073.28         $4.93         $1,000.00        $1,020.03
     Class 2.......................    $1,000.00        $1,073.54         $5.71         $1,000.00        $1,019.29
     Class 3.......................    $1,000.00        $1,072.78         $6.22         $1,000.00        $1,018.79
   International Diversified
     Equities Portfolio
     Class 1.......................    $1,000.00        $1,026.08         $6.13         $1,000.00        $1,018.74
     Class 2.......................    $1,000.00        $1,024.90         $6.88         $1,000.00        $1,018.00
     Class 3.......................    $1,000.00        $1,024.93         $7.38         $1,000.00        $1,017.50
   Emerging Markets Portfolio@
     Class 1.......................    $1,000.00        $1,149.78         $8.00         $1,000.00        $1,017.36
     Class 2.......................    $1,000.00        $1,149.31         $8.79         $1,000.00        $1,016.61
     Class 3.......................    $1,000.00        $1,148.57         $9.32         $1,000.00        $1,016.12
   Foreign Value Portfolio@
     Class 2.......................    $1,000.00        $1,038.09         $6.06         $1,000.00        $1,018.84
     Class 3.......................    $1,000.00        $1,037.37         $6.57         $1,000.00        $1,018.35

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2005*          2005*
   --------------------------------  ---------------------------
   Global Equities Portfolio@
     Class 1.......................      $4.81          0.96%
     Class 2.......................      $5.56          1.11%
     Class 3.......................      $6.06          1.21%
   International Diversified
     Equities Portfolio
     Class 1.......................      $6.11          1.22%
     Class 2.......................      $6.85          1.37%
     Class 3.......................      $7.35          1.47%
   Emerging Markets Portfolio@
     Class 1.......................      $7.50          1.50%
     Class 2.......................      $8.25          1.65%
     Class 3.......................      $8.75          1.75%
   Foreign Value Portfolio@
     Class 2.......................      $6.01          1.20%
     Class 3.......................      $6.51          1.30%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the variable contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    # During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been lower.
    @ Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2005            2005            2005*            2005            2005
   -----------------------------------------------------------------------------------------------------------------
   SunAmerica Balanced Portfolio
     Class 1.......................    $1,000.00        $1,022.43         $3.66         $1,000.00        $1,021.17
     Class 2.......................    $1,000.00        $1,021.74         $4.41         $1,000.00        $1,020.43
     Class 3.......................    $1,000.00        $1,021.77         $4.91         $1,000.00        $1,019.93
   MFS Total Return Portfolio
     Class 1.......................    $1,000.00        $1,034.17         $3.53         $1,000.00        $1,021.32
     Class 2.......................    $1,000.00        $1,033.64         $4.29         $1,000.00        $1,020.58
     Class 3.......................    $1,000.00        $1,033.10         $4.79         $1,000.00        $1,020.08
   Telecom Utility Portfolio
     Class 1.......................    $1,000.00        $1,093.64         $4.78         $1,000.00        $1,020.23
     Class 2.......................    $1,000.00        $1,092.59         $5.55         $1,000.00        $1,019.49
     Class 3.......................    $1,000.00        $1,092.70         $6.07         $1,000.00        $1,018.99
   Growth-Income Portfolio
     Class 1.......................    $1,000.00        $1,043.44         $3.04         $1,000.00        $1,021.82
     Class 2.......................    $1,000.00        $1,042.64         $3.80         $1,000.00        $1,021.08
     Class 3.......................    $1,000.00        $1,042.26         $4.30         $1,000.00        $1,020.58
   Federated American Leaders
     Portfolio
     Class 1.......................    $1,000.00        $1,054.17         $3.46         $1,000.00        $1,021.42
     Class 2.......................    $1,000.00        $1,052.99         $4.22         $1,000.00        $1,020.68
     Class 3.......................    $1,000.00        $1,052.43         $4.78         $1,000.00        $1,020.13

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2005*          2005*
   --------------------------------  ---------------------------
   SunAmerica Balanced Portfolio
     Class 1.......................      $3.66          0.73%
     Class 2.......................      $4.41          0.88%
     Class 3.......................      $4.91          0.98%
   MFS Total Return Portfolio
     Class 1.......................      $3.51          0.70%
     Class 2.......................      $4.26          0.85%
     Class 3.......................      $4.76          0.95%
   Telecom Utility Portfolio
     Class 1.......................      $4.61          0.92%
     Class 2.......................      $5.36          1.07%
     Class 3.......................      $5.86          1.17%
   Growth-Income Portfolio
     Class 1.......................      $3.01          0.60%
     Class 2.......................      $3.76          0.75%
     Class 3.......................      $4.26          0.85%
   Federated American Leaders
     Portfolio
     Class 1.......................      $3.41          0.68%
     Class 2.......................      $4.16          0.83%
     Class 3.......................      $4.71          0.94%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2005
                                                                     (unaudited)

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2005            2005            2005*            2005            2005
   -----------------------------------------------------------------------------------------------------------------
   Davis Venture Value Portfolio
     Class 1.......................    $1,000.00        $1,057.44         $3.98         $1,000.00        $1,020.93
     Class 2.......................    $1,000.00        $1,056.76         $4.74         $1,000.00        $1,020.18
     Class 3.......................    $1,000.00        $1,056.46         $5.25         $1,000.00        $1,019.69
   "Dogs" of Wall Street Portfolio
     Class 1.......................    $1,000.00        $1,003.86         $3.43         $1,000.00        $1,021.37
     Class 2.......................    $1,000.00        $1,002.90         $4.17         $1,000.00        $1,020.63
     Class 3.......................    $1,000.00        $1,002.90         $4.67         $1,000.00        $1,020.13
   Alliance Growth Portfolio
     Class 1.......................    $1,000.00        $1,103.98         $3.34         $1,000.00        $1,021.62
     Class 2.......................    $1,000.00        $1,103.54         $4.12         $1,000.00        $1,020.88
     Class 3.......................    $1,000.00        $1,103.16         $4.69         $1,000.00        $1,020.33
   Goldman Sachs Research Portfolio
     Class 1.......................    $1,000.00        $1,028.69         $6.69         $1,000.00        $1,018.20
     Class 2.......................    $1,000.00        $1,027.47         $7.44         $1,000.00        $1,017.46
     Class 3.......................    $1,000.00        $1,026.13         $7.94         $1,000.00        $1,016.96
   MFS Massachusetts Investors
     Trust Portfolio
     Class 1.......................    $1,000.00        $1,055.02         $3.87         $1,000.00        $1,021.03
     Class 2.......................    $1,000.00        $1,055.07         $4.64         $1,000.00        $1,020.28
     Class 3.......................    $1,000.00        $1,054.24         $5.14         $1,000.00        $1,019.79
   Putnam Growth: Voyager Portfolio
     Class 1.......................    $1,000.00        $1,074.36         $4.53         $1,000.00        $1,020.43
     Class 2.......................    $1,000.00        $1,073.76         $5.30         $1,000.00        $1,019.69
     Class 3.......................    $1,000.00        $1,073.97         $5.81         $1,000.00        $1,019.19
   Blue Chip Growth Portfolio#
     Class 1.......................    $1,000.00        $1,049.92         $4.22         $1,000.00        $1,020.68
     Class 2.......................    $1,000.00        $1,050.00         $4.98         $1,000.00        $1,019.93
     Class 3.......................    $1,000.00        $1,048.47         $5.49         $1,000.00        $1,019.44
   MFS Mid-Cap Growth Portfolio
     Class 1.......................    $1,000.00        $1,048.00         $4.01         $1,000.00        $1,020.88
     Class 2.......................    $1,000.00        $1,047.07         $4.77         $1,000.00        $1,020.13
     Class 3.......................    $1,000.00        $1,047.24         $5.28         $1,000.00        $1,019.64
   Aggressive Growth Portfolio
     Class 1.......................    $1,000.00        $1,105.94         $4.02         $1,000.00        $1,020.98
     Class 2.......................    $1,000.00        $1,104.27         $4.80         $1,000.00        $1,020.23
     Class 3.......................    $1,000.00        $1,104.58         $5.32         $1,000.00        $1,019.74
   Growth Opportunities Portfolio#
     Class 1.......................    $1,000.00        $1,056.11         $5.00         $1,000.00        $1,019.93
     Class 2.......................    $1,000.00        $1,056.45         $5.76         $1,000.00        $1,019.19
     Class 3.......................    $1,000.00        $1,054.55         $6.27         $1,000.00        $1,018.70
   Marsico Growth Portfolio
     Class 1.......................    $1,000.00        $1,077.93         $4.79         $1,000.00        $1,020.18
     Class 2.......................    $1,000.00        $1,076.34         $5.56         $1,000.00        $1,019.44
     Class 3.......................    $1,000.00        $1,076.56         $6.08         $1,000.00        $1,018.94
   Technology Portfolio
     Class 1.......................    $1,000.00        $1,060.98         $5.93         $1,000.00        $1,019.04
     Class 2.......................    $1,000.00        $1,061.22         $6.70         $1,000.00        $1,018.30
     Class 3.......................    $1,000.00        $1,057.14         $7.19         $1,000.00        $1,017.80
   Small & Mid Cap Value Portfolio
     Class 2.......................    $1,000.00        $1,103.67         $6.21         $1,000.00        $1,018.89
     Class 3.......................    $1,000.00        $1,103.09         $6.73         $1,000.00        $1,018.40

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2005*          2005*
   --------------------------------  ---------------------------
   Davis Venture Value Portfolio
     Class 1.......................      $3.91          0.78%
     Class 2.......................      $4.66          0.93%
     Class 3.......................      $5.16          1.03%
   "Dogs" of Wall Street Portfolio
     Class 1.......................      $3.46          0.69%
     Class 2.......................      $4.21          0.84%
     Class 3.......................      $4.71          0.94%
   Alliance Growth Portfolio
     Class 1.......................      $3.21          0.64%
     Class 2.......................      $3.96          0.79%
     Class 3.......................      $4.51          0.90%
   Goldman Sachs Research Portfolio
     Class 1.......................      $6.66          1.33%
     Class 2.......................      $7.40          1.48%
     Class 3.......................      $7.90          1.58%
   MFS Massachusetts Investors
     Trust Portfolio
     Class 1.......................      $3.81          0.76%
     Class 2.......................      $4.56          0.91%
     Class 3.......................      $5.06          1.01%
   Putnam Growth: Voyager Portfolio
     Class 1.......................      $4.41          0.88%
     Class 2.......................      $5.16          1.03%
     Class 3.......................      $5.66          1.13%
   Blue Chip Growth Portfolio#
     Class 1.......................      $4.16          0.83%
     Class 2.......................      $4.91          0.98%
     Class 3.......................      $5.41          1.08%
   MFS Mid-Cap Growth Portfolio
     Class 1.......................      $3.96          0.79%
     Class 2.......................      $4.71          0.94%
     Class 3.......................      $5.21          1.04%
   Aggressive Growth Portfolio
     Class 1.......................      $3.86          0.77%
     Class 2.......................      $4.61          0.92%
     Class 3.......................      $5.11          1.02%
   Growth Opportunities Portfolio#
     Class 1.......................      $4.91          0.98%
     Class 2.......................      $5.66          1.13%
     Class 3.......................      $6.16          1.23%
   Marsico Growth Portfolio
     Class 1.......................      $4.66          0.93%
     Class 2.......................      $5.41          1.08%
     Class 3.......................      $5.91          1.18%
   Technology Portfolio
     Class 1.......................      $5.81          1.16%
     Class 2.......................      $6.56          1.31%
     Class 3.......................      $7.05          1.41%
   Small & Mid Cap Value Portfolio
     Class 2.......................      $5.96          1.19%
     Class 3.......................      $6.46          1.29%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2005
                                                                     (unaudited)

                                                         ACTUAL                                HYPOTHETICAL
                                     ----------------------------------------------   ------------------------------
                                                                                                          ENDING
                                                                                                       ACCOUNT VALUE
                                                         ENDING       EXPENSES PAID                       USING A
                                                      ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                       BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                     ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                     AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                              2005            2005            2005*            2005            2005
   -----------------------------------------------------------------------------------------------------------------
   International Growth & Income
     Portfolio
     Class 1.......................    $1,000.00        $1,040.92         $5.72         $1,000.00        $1,019.19
     Class 2.......................    $1,000.00        $1,040.85         $6.48         $1,000.00        $1,018.45
     Class 3.......................    $1,000.00        $1,040.03         $6.93         $1,000.00        $1,018.00
   Global Equities Portfolio
     Class 1.......................    $1,000.00        $1,073.28         $4.78         $1,000.00        $1,020.18
     Class 2.......................    $1,000.00        $1,073.54         $5.55         $1,000.00        $1,019.44
     Class 3.......................    $1,000.00        $1,072.78         $6.06         $1,000.00        $1,018.94
   Emerging Markets Portfolio
     Class 1.......................    $1,000.00        $1,149.78         $7.68         $1,000.00        $1,017.65
     Class 2.......................    $1,000.00        $1,149.31         $8.47         $1,000.00        $1,016.91
     Class 3.......................    $1,000.00        $1,148.57         $9.00         $1,000.00        $1,016.41
   Foreign Value Portfolio
     Class 2.......................    $1,000.00        $1,038.09         $6.01         $1,000.00        $1,018.89
     Class 3.......................    $1,000.00        $1,037.37         $6.52         $1,000.00        $1,018.40

                                     HYPOTHETICAL
                                     -------------

                                     EXPENSES PAID
                                      DURING THE
                                      SIX MONTHS       EXPENSE
                                         ENDED       RATIO AS OF
                                       JULY 31,       JULY 31,
   PORTFOLIO                             2005*          2005*
   --------------------------------  ---------------------------
   International Growth & Income
     Portfolio
     Class 1.......................      $5.66          1.13%
     Class 2.......................      $6.41          1.28%
     Class 3.......................      $6.85          1.37%
   Global Equities Portfolio
     Class 1.......................      $4.66          0.93%
     Class 2.......................      $5.41          1.08%
     Class 3.......................      $5.91          1.18%
   Emerging Markets Portfolio
     Class 1.......................      $7.20          1.44%
     Class 2.......................      $7.95          1.59%
     Class 3.......................      $8.45          1.69%
   Foreign Value Portfolio
     Class 2.......................      $5.96          1.19%
     Class 3.......................      $6.46          1.29%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Banc of America Capital Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Multi-Industry..............................      24.6%
    Business Services...........................      21.3
    Banks.......................................      18.3
    Financial Services..........................      12.0
    Securities Holding Companies................       8.1
    Government Agencies.........................       6.8
    Municipalities..............................       4.1
    Leisure & Tourism...........................       4.1
    Real Estate Companies.......................       0.7
                                                     ------
                                                     100.0%
                                                     ======

    Weighted average days to maturity           50.7 days

CREDIT QUALITY*#+
Government -- Agency............................       6.8%
AAA.............................................      17.3
A...............................................      65.3
Not Rated@......................................      10.6
                                                     ------
                                                     100.0%
                                                     ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or rating is unavailable from the data source.
+  Source: Standard and Poor's.
#  Calculated as percentage of total debt issues.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Banc of America Capital Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 91.0%                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 1.6%
                       Florabama Properties, LLC 3.66% due 08/04/05
                         (LOC -- SouthTrust Bank)(1)(2)............................  $ 2,450,000   $  2,450,000
                       James O. Lunceford Gardner Holding Co., Inc. 3.66% due
                         08/04/05
                         (LOC -- SouthTrust Bank)(1)(2)............................    1,545,000      1,545,000
                       S&S Associates, LLC 3.64% due 08/04/05
                         (LOC -- SouthTrust Bank)(1)(2)............................    1,950,000      1,950,000
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $5,945,869).............                   5,945,000
                                                                                                   -------------
                       COMMERCIAL PAPER -- 39.8%
                       Amstel Funding Corp. 3.26% due 09/07/05.....................    2,500,000      2,491,624
                       Amstel Funding Corp. 3.32% due 09/15/05.....................   13,000,000     12,946,050
                       Bavaria TRR Corp. 3.31% due 08/01/05........................   15,000,000     15,000,000
                       Citicorp 7.13% due 09/01/05.................................    5,000,000      5,018,072
                       Crown Point Capital Co. 3.32% due 11/08/05..................    2,000,000      1,979,782
                       Crown Point Capital Co. 3.33% due 11/08/05..................    1,500,000      1,484,836
                       FCAR Owner Trust Series I 3.18% due 09/15/05................   15,000,000     14,940,375
                       General Electric Capital Corp. 3.15% due 11/16/05...........   10,000,000      9,892,970
                       Giro Balanced Funding Corp. 3.33% due 09/14/05..............   15,000,000     14,938,950
                       Goldman Sachs Group, Inc. 2.36% due 08/10/05................    3,000,000      2,983,962
                       Grampian Funding, LLC 3.68% due 01/06/06....................   12,000,000     11,800,972
                       Greyhawk Capital Corp. 3.15% due 08/09/05...................   15,000,000     14,989,500
                       Picaros Funding, LLC 3.32% due 11/04/05.....................   10,000,000      9,903,179
                       Regions Bank 3.09% due 11/08/05.............................   10,000,000      9,983,277
                       Silver Tower US Funding, LLC 3.37% due 09/20/05.............   10,000,000      9,953,194
                       Suntrust Bank Atlanta 3.33% due 10/12/05....................    8,500,000      8,495,500
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $146,868,300)..................                 146,802,243
                                                                                                   -------------
                       CORPORATE SHORT-TERM NOTES -- 38.7%
                       Beta Finance, Inc. 3.41% due 01/24/06(3)....................    5,000,000      5,000,000
                       CC USA, Inc. 2.49% due 11/04/05*............................    4,000,000      3,985,000
                       CC USA, Inc. 3.41% due 01/25/06*(3).........................    5,000,000      5,000,000
                       Eiffel Funding, LLC 3.37% due 09/22/05......................   13,500,000     13,434,280
                       Govco, Inc. 3.18% due 08/22/05..............................   12,500,000     12,476,810
                       K2 (USA), LLC 3.41% due 01/25/06*(3)........................   10,000,000     10,000,000
                       K2 (USA), LLC 3.42% due 09/26/05*(3)........................    5,000,000      5,000,000
                       Lasalle Bank NA 4.07% due 07/26/06..........................    4,000,000      3,991,284
                       Lehman Brothers Holdings, Inc. 3.03% due 11/04/05...........   10,000,000      9,904,947
                       Lehman Brothers Holdings, Inc. 3.40% due 08/22/05...........    5,000,000      5,000,000
                       Lexington Parker Capital Corp. 3.38% due 08/22/05...........   15,000,000     15,000,000
                       Merrill Lynch & Co., Inc. 3.47% due 06/16/06(2).............   15,000,000     15,000,000
                       Premier Asset Collateral, LLC 3.35% due 01/17/06*(3)........    5,000,000      5,000,000
                       Sedna Finance, Inc. 3.42% due 01/25/06*(3)..................    5,000,000      5,000,000
                       Sigma Finance, Inc. 3.35% due 12/12/05*(3)..................   10,000,000     10,000,000
                       Sigma Finance, Inc. 3.37% due 09/12/05*(3)..................    5,000,000      5,000,000
                       Standard Federal Bank 4.14% due 07/24/06....................    4,000,000      4,000,000
                       White Pine Finance, LLC 3.29% due 08/09/05*(3)..............    6,000,000      6,000,000
                       White Pine Finance, LLC 3.43% due 10/25/05*(3)..............    4,000,000      4,000,000
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $142,837,969)........                 142,792,321
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 4.1%
                       Texas State Veterans Housing 3.33% due 08/03/05
                         (LOC -- Dexia Credit Local)(2)............................  $ 5,220,000   $  5,220,000
                       Texas State Veterans Housing Funding, Class B-2 3.35% due
                         08/03/05
                         (LOC -- Depfa Bank, PLC)(2)...............................   10,000,000     10,000,000
                                                                                                   -------------
                       TOTAL MUNICIPAL BONDS (cost $15,220,000)....................                  15,220,000
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 6.8%
                       Federal Home Loan Bank 3.26% due 10/03/05(3)................   10,000,000     10,000,000
                       Federal Home Loan Mtg. Corp. 3.34% due 09/09/05(3)..........   15,000,000     15,000,000
                                                                                                   -------------
                       TOTAL U.S. GOVERNMENT AGENCIES (cost $24,999,394)...........                  25,000,000
                                                                                                   -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost
                         $335,871,532).............................................                 335,759,564
                                                                                                   -------------

                       REPURCHASE AGREEMENT -- 9.0%
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.18%, dated 07/29/05, to be repurchased
                         08/01/05 in the amount of $33,145,781 and collateralized
                         by $33,375,000 of Federal Home Loan Bank, bearing interest at 4.13%, due 02/15/08 and having an approximate value of
                         $33,801,866 (cost $33,137,000)............................  $33,137,000     33,137,000
                                                                                                   -------------

                       TOTAL INVESTMENTS -- (cost $369,008,532)@       100.0%                       368,896,564
                       Liabilities in excess of other assets --          0.0                            (13,415)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $368,883,149
                                                                       ======                      =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of these securities was $58,985,000 representing 16.0% of net assets. Unless otherwise indicated these securities are not considered illiquid.
               @ See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 2.
              (2) Variable rate security -- the rate reflected is as of July 31,
                  2005; maturity date reflects next reset date.
              (3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2005.
              LOC -- Letter of Credit

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................     14.4%
    Time Deposit.................................     13.2
    Broadcasting & Media.........................      8.5
    Telecommunications...........................      6.2
    Banks........................................      3.5
    Energy Sources...............................      3.4
    Food, Beverage & Tobacco.....................      3.4
    U.S. Government Obligations..................      3.4
    Forest Products..............................      3.1
    Leisure & Tourism............................      2.9
    Business Services............................      2.8
    Metals & Materials...........................      2.6
    Electric Utilities...........................      2.5
    Automotive...................................      2.2
    Insurance....................................      2.1
    Transportation...............................      2.0
    Foreign Government Bonds.....................      1.9
    Gas & Pipeline Utilities.....................      1.9
    Retail.......................................      1.8
    Machinery....................................      1.6
    Energy Services..............................      1.5
    Health Services..............................      1.5
    Aerospace & Military Technology..............      1.3
    Telephone....................................      1.3
    Chemicals....................................      1.2
    Computers & Business Equipment...............      0.8
    Housing......................................      0.7
    Multi-Industry...............................      0.7
    Drugs........................................      0.6
    Education....................................      0.6
    Real Estate Companies........................      0.6
    Entertainment Products.......................      0.5
    Household Products...........................      0.5
    Medical Products.............................      0.5
    Real Estate Investment Trust.................      0.5
    Computer Software............................      0.4
    Apparel & Textiles...........................      0.3
    Computer Services............................      0.3
    Electronics..................................      0.3
    Pharmaceuticals..............................      0.3
    Building Materials...........................      0.2
    Electrical Equipment.........................      0.2
    U.S. Government Agencies.....................      0.2
    Diversified Services.........................      0.1
    Internet Content.............................      0.1
    Municipal Bonds..............................      0.1
    Utilities....................................      0.1
                                                      -----
                                                      98.8%
                                                      =====

CREDIT QUALITY+#
Government -- Agency............................       0.2%
Government -- Treasury..........................       4.1
AAA.............................................       2.1
AA..............................................       0.8
A...............................................      20.1
BBB.............................................      37.4
BB..............................................      13.4
B...............................................      17.2
CCC.............................................       3.3
Not rated@......................................       1.4
                                                     ------
                                                     100.0%
                                                     ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's.
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 74.0%                                          AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.0%
                       Apparel & Textiles -- 0.3%
                       GFSI, Inc., Series B 9.63% due 03/01/07.....................  $    75,000   $     68,250
                       Glenoit Corp. 11.00% due 04/15/07+(1)(2)(7).................       50,000              5
                       INVISTA 9.25% due 05/01/12*.................................      375,000        412,969
                       Phillips-Van Heusen 8.13% due 05/01/13......................      250,000        270,625
                       Pillowtex Corp. 9.00% due 12/13/07+(1)(2)(8)................       75,000              0
                       Pillowtex Corp. 10.00% due 11/15/06+(1)(2)(8)...............      175,000              0
                       Simmons Co. 10.00% due 12/15/14*(4).........................      500,000        262,500
                       Warnaco, Inc. 8.88% due 06/15/13............................      300,000        330,000
                       Automotive -- 2.2%
                       Advanced Accesory Systems, LLC 10.75% due 06/15/11..........      325,000        269,750
                       American Tire Distributors, Inc. 10.75% due 04/01/13*.......      250,000        243,750
                       Cooper-Standard Automotive, Inc. 8.38% due 12/15/14.........      425,000        374,000
                       DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13........    1,750,000      1,886,712
                       Ford Motor Co. 7.45% due 07/16/31...........................      325,000        275,554
                       General Motors Corp. 7.13% due 07/15/13.....................      275,000        258,500
                       General Motors Corp. 7.20% due 01/15/11.....................    1,000,000        957,500
                       General Motors Corp. 8.38% due 07/15/33.....................    3,345,000      3,018,862
                       General Motors Corp. 9.45% due 11/01/11.....................      250,000        242,500
                       Nationsrent, Inc. 9.50% due 10/15/10........................      375,000        412,500
                       Rexnord Corp. 10.13% due 12/15/12...........................      350,000        383,250
                       Stanadyne Corp. 10.00% due 08/15/14.........................      325,000        323,375
                       Stanadyne Holdings, Inc. 12.00% due 02/15/15................      175,000         98,000
                       Tenneco Automotive, Inc. 8.63% due 11/15/14.................      400,000        418,000
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................      200,000        224,000
                       TRW Automotive, Inc. 11.00% due 02/15/13....................      371,000        430,360
                       United Auto Group, Inc. 9.63% due 03/15/12..................      275,000        296,313
                       United Components, Inc. 9.38% due 06/15/13..................      325,000        334,750
                       Housing -- 0.7%
                       Brand Services, Inc. 12.00% due 10/15/12....................      425,000        450,500
                       Masco Corp. 4.80% due 06/15/15..............................      700,000        681,182
                       Masco Corp. 5.88% due 07/15/12..............................    1,600,000      1,690,013
                       Norcraft Holdings LP 9.75% due 09/01/12(4)..................      700,000        497,000
                       Sleepmaster, LLC, Series B 11.00% due 05/15/09+(1)(2)(7)....      242,018              0
                       Retail -- 1.8%
                       Carrols Corp. 9.00% due 01/15/13*...........................      175,000        181,562
                       Church & Dwight, Inc. 6.00% due 12/15/12....................      150,000        150,375
                       Collins & Aikman Floor Cover, Series B 9.75% due 02/15/10...      350,000        364,875
                       CVS Corp. 5.30% due 01/11/27*...............................      881,092        893,005
                       CVS Corp. 5.63% due 03/15/06*...............................    1,200,000      1,209,577
                       Da Lite Screen Co., Inc. 9.50% due 05/15/11.................      250,000        266,250
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........      100,000         83,000
                       J.C. Penney Co., Inc. 9.00% due 08/01/12....................      726,000        861,051
                       Jitney-Jungle Stores of America, Inc. 10.38% due
                         09/15/07+(1)(2)(7)........................................      125,000              0
                       Kroger Co. 7.50% due 04/01/31...............................      750,000        890,717
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................      150,000        142,875
                       Neiman Marcus Group, Inc. 7.13% due 06/01/28................    1,200,000      1,148,477
                       RH Donnelley, Inc. 10.88% due 12/15/12......................      400,000        464,000

---------------------
    12

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Rite Aid Corp. 8.13% due 05/01/10...........................  $   400,000   $    412,500
                       Rite Aid Corp. 9.50% due 02/15/11...........................      100,000        107,125
                       Safety Products Holdings, Inc. 11.75% due 01/01/12*(3)......       75,000         74,063
                       ShopKo Stores, Inc. 9.25% due 03/15/22......................      300,000        351,000
                       Simmons Bedding Co. 7.88% due 01/15/14......................      275,000        257,812
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................      368,000        409,400
                       U.S. Office Products Co. 9.75% due 06/15/08+(2)(7)..........      300,000              0
                                                                                                   -------------
                                                                                                     23,378,384
                                                                                                   -------------
                       CONSUMER STAPLES -- 3.9%
                       Food, Beverage & Tobacco -- 3.4%
                       Agrilink Foods, Inc. 11.88% due 11/01/08....................      125,000        128,750
                       Altria Group, Inc. 5.63% due 11/04/08.......................      425,000        436,193
                       American Seafoods Group, LLC 10.13% due 04/15/10............      300,000        323,250
                       ASG Consolidated, LLC 11.50% due 11/01/11(4)................      825,000        598,125
                       B&G Foods Holding Corp. 8.00% due 10/01/11..................      350,000        360,500
                       Commonwealth Brands, Inc. 10.63% due 09/01/08*..............      350,000        370,125
                       Constellation Brands, Inc., Series B 8.00% due 02/15/08.....      300,000        318,000
                       Cott Beverages, Inc. 8.00% due 12/15/11.....................      250,000        265,000
                       Del Monte Corp. 6.75% due 02/15/15*.........................      225,000        231,187
                       Del Monte Corp. 8.63% due 12/15/12..........................      400,000        440,000
                       Dole Food Co., Inc. 7.25% due 06/15/10......................      200,000        205,500
                       Dole Food Co., Inc. 8.63% due 05/01/09......................      275,000        295,625
                       Eagle Family Foods 8.75% due 01/15/08.......................      175,000        143,500
                       Kellogg Co. 7.45% due 04/01/31..............................    2,000,000      2,582,296
                       Kraft Foods, Inc. 4.63% due 11/01/06........................    3,500,000      3,510,808
                       Kraft Foods, Inc. 5.63% due 11/01/11........................    1,000,000      1,044,242
                       Landrys Restaurants, Inc. 7.50% due 12/15/14................      325,000        321,344
                       Michael Foods, Inc. 8.00% due 11/15/13......................      450,000        462,375
                       National Beef Packing Co., LLC 10.50% due 08/01/11..........      275,000        292,875
                       Nebco Evans Holding Co. 12.38% due 07/15/07+(1)(2)(7).......      125,000              0
                       Philip Morris Cos., Inc. 6.38% due 02/01/06.................      800,000        807,646
                       Pierre Foods Inc. 9.88% due 07/15/12........................      375,000        392,812
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................       75,000         84,187
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................      300,000        327,000
                       Reddy Ice Group, Inc. 8.88% due 08/01/11....................      325,000        344,500
                       Reddy Ice Holdings Inc. 10.50% due 11/01/12*(4).............      500,000        360,000
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................      600,000        648,000
                       Swift & Co. 10.13% due 10/01/09.............................      175,000        190,313
                       Swift & Co. 12.50% due 01/01/10.............................      175,000        195,562
                       Household Products -- 0.5%
                       American Achievement Corp. 8.25% due 04/01/12...............      125,000        129,219
                       Ames True Temper, Inc. 10.00% due 07/15/12..................      425,000        371,875
                       Jostens Holding Corp. 10.25% due 12/01/13(4)................      925,000        666,000
                       Norcraft Cos. LP 9.00% due 11/01/11.........................      125,000        130,625
                       Playtex Products, Inc. 9.38% due 06/01/11...................      375,000        397,500
                       Sealy Mattress Co. 8.25% due 06/15/14.......................      325,000        346,125
                       Spectrum Brands, Inc. 7.38% due 02/01/15....................      600,000        592,500
                                                                                                   -------------
                                                                                                     18,313,559
                                                                                                   -------------
                       EDUCATION -- 0.6%
                       Education -- 0.6%
                       Boston University 7.63% due 07/15/97........................    2,000,000      2,437,430
                       Knowledge Learning Corp. 7.75% due 02/01/15*................      500,000        480,000
                                                                                                   -------------
                                                                                                      2,917,430
                                                                                                   -------------
                       ENERGY -- 2.8%
                       Energy Services -- 1.5%
                       El Paso Production Holding Co. 7.75% due 06/01/13...........      375,000        397,969

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       FirstEnergy Corp. 5.50% due 11/15/06........................  $   150,000   $    151,914
                       FirstEnergy Corp. 7.38% due 11/15/31........................    1,600,000      1,924,270
                       FPL Energy National Wind 6.13% due 03/25/19*................      125,000        122,459
                       MidAmerican Energy Co. 4.65% due 10/01/14...................      800,000        777,624
                       MidAmerican Energy Co. 6.75% due 12/30/31...................      750,000        888,685
                       PSEG Energy Holdings, Inc. 10.00% due 10/01/09..............      500,000        563,750
                       PSEG Power, LLC 7.75% due 04/15/11..........................    1,750,000      1,992,077
                       Range Resources Corp. 6.38% due 03/15/15....................      175,000        175,875
                       Range Resources Corp. 7.38% due 07/15/13....................      125,000        134,063
                       Energy Sources -- 1.3%
                       ANR Pipeline Co. 8.88% due 03/15/10.........................       50,000         54,559
                       Canadian Natural Resources, Ltd. 4.90% due 12/01/14.........      220,000        215,887
                       Grant Prideco, Inc. 6.13% due 08/15/15*.....................       75,000         76,500
                       Holly Energy Partners LP 6.25% due 03/01/15*................      625,000        621,875
                       Lone Star Technologies, Inc. 9.00% due 06/01/11.............      100,000        106,750
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......      250,000        291,750
                       Pogo Producing Co. 6.63% due 03/15/15*......................      225,000        229,500
                       Scottish Power PLC 4.91% due 03/15/10.......................    1,100,000      1,102,824
                       Swift Energy Co. 9.38% due 05/01/12.........................      350,000        381,500
                       Union Pacific Resources Group, Inc. 7.00% due 10/15/06......      850,000        875,220
                       Valero Energy Corp. 7.50% due 04/15/32......................    1,750,000      2,137,497
                                                                                                   -------------
                                                                                                     13,222,548
                                                                                                   -------------
                       FINANCE -- 18.1%
                       Banks -- 3.4%
                       Banc One Corp. 8.00% due 04/29/27...........................      460,000        594,108
                       City National Bank 6.38% due 01/15/08.......................    1,225,000      1,273,548
                       Corporacion Andina de Fomento 7.38% due 01/18/11............    1,185,000      1,315,930
                       FirstBank Puerto Rico 7.63% due 12/20/05....................    1,750,000      1,760,190
                       Hudson United Bank 7.00% due 05/15/12.......................    1,000,000      1,104,945
                       M&I Marshall & Ilsley Bank 4.40% due 03/15/10...............    2,000,000      1,976,170
                       Swedbank 7.50% due 11/01/06*(5).............................      500,000        517,402
                       Union Planters Corp. 4.38% due 12/01/10.....................    1,500,000      1,469,664
                       US Bank NA 4.95% due 10/30/14...............................    2,240,000      2,248,864
                       Wachovia Bank NA 4.80% due 11/01/14.........................    2,000,000      1,974,518
                       Wachovia Bank NA 4.88% due 02/01/15.........................    1,350,000      1,340,874
                       Financial Services -- 12.6%
                       125 Home Loan Owner Trust 9.26% due 02/15/29*(2)............      180,834        182,643
                       AAC Group Holding Corp. 10.25% due 10/01/12*(4).............      425,000        307,063
                       ALH Finance, LLC 8.50% due 01/15/13.........................      475,000        458,375
                       American Express Co. 4.88% due 07/15/13.....................      600,000        603,673
                       American Real Estate Partners, LP 7.13% due 02/15/13*.......      325,000        329,875
                       AMR HoldCo., Inc. 10.00% due 02/15/15*......................      125,000        133,750
                       Amvescap, PLC 4.50% due 12/15/09............................    3,010,000      2,975,719
                       Army Hawaii Family Housing Trust Certificates 5.52% due
                         06/15/50*(2)..............................................      790,000        819,230
                       Astoria Financial Corp. 5.75% due 10/15/12..................    1,200,000      1,231,712
                       Aventine Renewable Energy Holdings, Inc. 9.41% due
                         09/15/05*(6)..............................................      175,000        171,500
                       Bear Stearns & Co., Inc. 3.25% due 03/25/09.................    1,000,000        952,800
                       Bear Stearns & Co., Inc. 5.70% due 11/15/14.................    1,500,000      1,574,485
                       Borden United States Finance Corp. 9.00% due 07/15/14*......      475,000        491,031
                       Caithness Coso Funding Corp., Series B 9.05% due 12/15/09...      394,885        434,373
                       Capital One Financial Corp. 7.13% due 08/01/08..............    1,200,000      1,276,644
                       CCM Merger, Inc. 8.00% due 08/01/13.........................       75,000         76,406
                       Couche Tard United States LP 7.50% due 12/15/13.............      475,000        503,500
                       Deluxe Corp. 5.13% due 10/01/14.............................    2,900,000      2,829,269
                       DJ CDX NA HY 8.00% due 06/29/10*............................    2,000,000      2,030,000
                       Donaldson, Lufkin & Jenrette, Inc. 6.88% due 11/01/05.......      500,000        503,594

---------------------
    14

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Fertinitro Finance, Inc. 8.29% due 04/01/20*................  $ 1,005,000   $    825,979
                       FMR Corp. 7.57% due 06/15/29*...............................    2,200,000      2,843,515
                       Ford Motor Credit Co. 7.38% due 10/28/09....................      550,000        548,776
                       Franklin Resources, Inc. 3.70% due 04/15/08.................      500,000        489,795
                       General Electric Capital Corp. 3.75% due 12/15/09...........    1,000,000        967,448
                       General Motors Acceptance Corp. 4.50% due 07/15/06..........    1,250,000      1,239,697
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........      800,000        772,094
                       General Motors Acceptance Corp. 8.00% due 11/01/31..........    2,600,000      2,522,005
                       Global Cash Finance Corp. 8.75% due 03/15/12................      400,000        432,500
                       Gold Kist, Inc. 10.25% due 03/15/14.........................      150,000        169,688
                       Goldman Sachs Capital I 6.35% due 02/15/34..................    1,500,000      1,596,690
                       Goldman Sachs Group. Inc. 3.88% due 01/15/09................    1,750,000      1,707,384
                       HSBC Finance Corp. 4.75% due 04/15/10.......................      860,000        858,588
                       HSBC Finance Corp. 5.00% due 06/30/15.......................    3,070,000      3,040,077
                       Inergy LP & Inergy Finance Corp. 6.88% due 12/15/14*........      150,000        147,000
                       Interline Brands, Inc. 11.50% due 05/15/11..................      228,000        253,080
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................    3,000,000      3,018,000
                       K & F Parent, Inc. 11.50% due 02/01/15*(3)..................      125,000        132,500
                       Lehman Brothers Holdings, Inc. 6.63% due 02/15/08...........    2,000,000      2,098,426
                       Lehman Brothers Holdings, Inc. 7.88% due 08/15/10...........      250,000        284,974
                       MBIA Global Funding, LLC 2.88% due 11/30/06*................    2,100,000      2,050,159
                       MBIA, Inc. 6.63% due 10/01/28*..............................      250,000        277,038
                       MBNA Corp. 7.50% due 03/15/12...............................    1,000,000      1,144,584
                       Morgan Stanley Group, Inc. 5.30% due 03/01/13...............    2,000,000      2,043,202
                       Nalco Finance Holdings LLC 9.00% due 02/01/14(4)............      183,000        136,106
                       NBC Acquisition Corp. 11.00% due 03/15/13(4)................      250,000        176,250
                       Rainbow National Services, LLC 10.38% due 09/01/14*.........      475,000        543,875
                       Residential Asset Mtg. Products, Inc. 3.79% due
                         08/25/05(6)...............................................      205,499        206,005
                       Residential Asset Securities Corp. 2.48% due 01/25/34(6)....      387,475        388,405
                       Residential Capital Corp. 6.38% due 06/30/10*...............    1,220,000      1,239,605
                       Resolution Funding Corp. zero coupon due 01/15/21+..........      640,000        307,544
                       Sensus Metering Systems, Inc. 8.63% due 12/15/13............      300,000        279,000
                       SLM Corp. 4.42% due 08/02/05(2)(5)..........................    3,230,000      3,201,737
                       SMFC Trust 5.16% due 08/29/05*(2)(5)........................       10,781          8,500
                       Standard Aero Holdings, Inc. 8.25% due 09/01/14*............      150,000        158,250
                       Tyco International Group SA Participation Certificate Trust
                         4.44% due 06/15/07........................................      680,000        677,241
                       Universal City Development Partners 11.75% due 04/01/10.....      575,000        660,531
                       Vanguard Health Holding Company II, LLC 9.00% due
                         10/01/14..................................................      175,000        190,313
                       Visant Corp. 7.63% due 10/01/12.............................      200,000        202,500
                       Waddell & Reed Financial, Inc. 7.50% due 01/18/06...........    1,750,000      1,774,383
                       Washington Mutual Bank Fa 5.13% due 01/15/15................    1,100,000      1,095,114
                       Insurance -- 2.1%
                       Berkshire Hathaway Finance Corp. 4.85% due 01/15/15.........    1,925,000      1,907,132
                       Delphi Funding, LLC 9.31% due 03/25/27......................      800,000        848,168
                       Insurance Auto Auctions Inc. 11.00% due 04/01/13*...........      225,000        231,787
                       Liberty Mutual Insurance 8.20% due 05/04/07*................    1,100,000      1,148,185
                       Life Re Capital Trust I 8.72% due 06/15/27*.................    1,000,000      1,060,334
                       Pacific Life Corp. 6.60% due 09/15/33*......................    1,200,000      1,368,592
                       Reinsurance Group of America, Inc. 7.25% due 04/01/06*......      500,000        505,935
                       Union Central Life Insurance Co. 8.20% due 11/01/26*........    1,250,000      1,441,249
                       USF&G Capital II, Series B 8.47% due 01/10/27...............      850,000        920,321
                       USF&G Capital III 8.31% due 07/01/46*.......................      250,000        303,017
                                                                                                   -------------
                                                                                                     83,905,133
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE -- 2.8%
                       Drugs -- 0.5%
                       Leiner Health Products, Inc. 11.00% due 06/01/12............  $   300,000   $    286,500
                       Pharmacia Corp. 6.50% due 12/01/18..........................      740,000        841,558
                       Wyeth 5.50% due 02/01/14....................................    1,230,000      1,272,999
                       Health Services -- 1.5%
                       Ameripath, Inc. 10.50% due 04/01/13.........................      550,000        556,875
                       Anthem, Inc. 6.80% due 08/01/12.............................      800,000        883,193
                       Concentra Operating Corp. 9.13% due 06/01/12................      100,000        106,000
                       Concentra Operating Corp. 9.50% due 08/15/10................      275,000        292,875
                       Hanger Orthopedic Group, Inc. 10.38% due 02/15/09...........      175,000        176,750
                       HCA, Inc. 6.75% due 07/15/13................................      700,000        731,701
                       HCA, Inc. 7.50% due 11/06/33................................      275,000        293,419
                       HCA, Inc. 7.88% due 02/01/11................................      150,000        164,275
                       HCA, Inc. 8.75% due 09/01/10................................      800,000        897,762
                       Magellan Health Services, Inc. 9.38% due 11/15/08...........      261,764        277,143
                       National Mentor, Inc. 9.63% due 12/01/12*...................      275,000        290,812
                       Psychiatric Solutions, Inc. 7.75% due 07/15/15..............      150,000        153,000
                       Tenet Healthcare Corp. 9.25% due 02/01/15*..................      250,000        257,500
                       Tenet Healthcare Corp. 9.88% due 07/01/14...................      225,000        240,750
                       UnitedHealth Group, Inc. 3.30% due 01/30/08.................      365,000        353,699
                       UnitedHealth Group, Inc. 7.50% due 11/15/05.................    1,000,000      1,008,531
                       Medical Products -- 0.5%
                       Bio-Rad Laboratories, Inc. 6.13% due 12/15/14...............      150,000        151,125
                       CDRV Investors, Inc. 9.63% due 01/01/15(4)..................    1,050,000        535,500
                       DaVita, Inc. 7.25% due 03/15/15*............................      275,000        284,625
                       Medical Device Manufacturing Inc. 10.00% due 07/15/12.......      450,000        483,750
                       Norcross Safety Products, LLC 9.88% due 08/15/11............      550,000        581,625
                       Sybron Dental Specialties, Inc. 8.13% due 06/15/12..........      250,000        268,750
                       Pharmaceuticals -- 0.3%
                       Genentech, Inc. 4.75% due 07/15/15..........................    1,500,000      1,488,244
                                                                                                   -------------
                                                                                                     12,878,961
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 8.9%
                       Aerospace & Military Technology -- 1.3%
                       Alliant Techsystems, Inc. 8.50% due 05/15/11................      375,000        397,500
                       Argo Tech Corp. 9.25% due 06/01/11..........................      225,000        245,250
                       BAE Systems Holdings, Inc. 5.20% due 08/15/15...............    1,520,000      1,507,039
                       Boeing Co. 8.75% due 09/15/31...............................      900,000      1,317,720
                       K & F Acquisition, Inc. 7.75% due 11/15/14..................      225,000        230,625
                       L-3 Communications Corp. 6.13% due 01/15/14.................      675,000        683,437
                       L-3 Communications Corp. 6.38% due 10/15/15*................      175,000        177,188
                       Raytheon Co. 5.38% due 04/01/13.............................    1,000,000      1,024,760
                       Transdigm, Inc. 8.38% due 07/15/11..........................      325,000        346,125
                       Building Materials -- 0.2%
                       CRH America, Inc. 5.30% due 10/15/13........................      750,000        761,899
                       United States Concrete, Inc. 8.38% due 04/01/14.............      250,000        240,000
                       Business Services -- 2.8%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........      150,000        170,250
                       Advanstar Communications, Inc. 12.00% due 02/15/11..........      350,000        379,750
                       Advanstar, Inc. 15.00% due 10/15/11(4)......................      225,000        228,375
                       Affinity Group, Inc. 9.00% due 02/15/12.....................      250,000        256,250
                       Affinity Group, Inc. 10.88% due 02/15/12....................      200,000        195,000
                       Aleris International, Inc. 9.00% due 11/15/14...............      150,000        157,125
                       Allied Waste North America, Inc. 6.13% due 02/15/14.........      700,000        654,500
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........      167,000        182,239
                       Brickman Group, Ltd. 11.75% due 12/15/09....................      275,000        313,500

---------------------
    16

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Builders Firstsource Inc. 7.02% due 08/15/05*(6)............  $   325,000   $    328,250
                       Crystal US Holdings, LLC 10.50% due 10/01/14(4).............      654,000        470,880
                       Danka Business Systems, PLC 11.00% due 06/15/10.............      225,000        177,750
                       Greif Brothers Corp. 8.88% due 08/01/12.....................      400,000        434,000
                       Hines Nurseries, Inc. 10.25% due 10/01/11...................      250,000        261,250
                       Hydrochem Industrial Services Inc. 9.25% due 02/15/13*......      275,000        258,500
                       Imco Recycling, Inc. 10.38% due 10/15/10*...................      350,000        385,875
                       NationsRent Cos, Inc. 9.50% due 05/01/15....................      250,000        260,625
                       Nortek, Inc. 8.50% due 09/01/14.............................      175,000        170,406
                       NSP Holdings, LLC 11.75% due 01/01/12(3)....................      264,197        256,932
                       NTK Holdings, Inc. 10.75% due 03/01/14*(4)..................      350,000        199,500
                       Pliant Corp. 13.00% due 06/01/10............................      100,000         81,000
                       Republic Services, Inc. 6.75% due 08/15/11..................      900,000        980,122
                       SITEL Corp. 9.25% due 03/15/06..............................      100,000         99,500
                       Smurfit-Stone Container Corp. 8.25% due 10/01/12............      525,000        528,938
                       Thermo Electron Corp. 5.00% due 06/01/15*...................      680,000        667,532
                       UGS Corp. 10.00% due 06/01/12...............................      600,000        666,000
                       United Rentals North America, Inc. 6.50% due 02/15/12.......      200,000        194,500
                       Universal City Florida Holding Co. 7.96% due 08/01/05.......      100,000        104,500
                       Universal City Florida Holding Co. 8.38% due 05/01/10.......      100,000        105,000
                       USA Waste Services, Inc. 7.13% due 10/01/07.................    2,175,000      2,282,612
                       Vertis, Inc. 9.75% due 04/01/09.............................      250,000        261,250
                       Vertis, Inc. 10.88% due 06/15/09............................      625,000        606,250
                       Waste Management, Inc. 8.75% due 05/01/18...................      850,000        925,116
                       Electrical Equipment -- 0.2%
                       Texas Genco, LLC 6.88% due 12/15/14*........................      600,000        630,000
                       WESCO Distribution, Inc., Series B 9.13% due 06/01/08.......      173,000        176,027
                       Machinery -- 1.6%
                       Amsted Industries, Inc. 10.25% due 10/15/11*................      400,000        432,000
                       Briggs & Stratton Corp. 7.25% due 09/15/07..................      100,000        105,000
                       Briggs & Stratton Corp. 8.88% due 03/15/11..................      960,000      1,106,400
                       Case New Holland, Inc. 9.25% due 08/01/11...................      425,000        460,063
                       CLARK Material Handling Co., Series D 10.75% due
                         11/15/06+(1)(2)(7)........................................      100,000             10
                       Columbus McKinnon Corp. 10.00% due 08/01/10.................       50,000         54,750
                       Erico International Corp. 8.88% due 03/01/12................      375,000        390,000
                       Kennametal, Inc. 7.20% due 06/15/12.........................    2,400,000      2,632,802
                       Tyco International Group SA 5.80% due 08/01/06..............    1,000,000      1,013,788
                       Tyco International Group SA 6.88% due 01/15/29*.............    1,080,000      1,271,124
                       Multi-Industry -- 0.7%
                       Aearo Co. 8.25% due 04/15/12................................      375,000        376,875
                       Clean Harbors, Inc. 11.25% due 07/15/12*....................      275,000        305,250
                       Goodman Global Holdings, Inc. 6.62% due 12/15/05*...........      125,000        125,625
                       Goodman Global Holdings, Inc. 7.88% due 12/15/12*...........      400,000        384,000
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....      450,000        461,250
                       Hutchison Whampoa, Ltd. 6.50% due 02/13/13*.................      500,000        533,515
                       Koppers, Inc. 9.88% due 10/15/13............................      175,000        190,750
                       Polypore, Inc. 8.75% due 05/15/12...........................      275,000        266,063
                       Superior Essex Communications LLC 9.00% due 04/15/12........      425,000        432,437
                       VWR International, Inc. 8.00% due 04/15/14..................      125,000        120,313
                       Transportation -- 2.0%
                       Allied Holdings, Inc. 8.63% due 10/01/07....................      175,000         97,125
                       Ameritruck Distribution Corp. 12.25% due
                         11/15/05+(1)(2)(7)........................................      100,000              0
                       Burlington Northern and Santa Fe Railway Corp., Series 99-2
                         7.57% due 01/02/21........................................      449,672        530,056
                       Burlington Northern RR Co. 9.25% due 10/01/06...............    2,500,000      2,632,027
                       Burlington Northern Santa Fe Corp. 4.88% due 01/15/15.......    1,100,000      1,090,531

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation (continued)
                       Fedex Corp. 2.65% due 04/01/07..............................  $ 2,250,000   $  2,184,354
                       Hertz Corp. 4.70% due 10/02/06..............................    1,000,000        989,847
                       Holt Group, Inc. 9.75% due 01/15/06+(1)(2)(7)...............      100,000              0
                       Petroleum Helicopters, Inc. 9.38% due 05/01/09..............      250,000        262,813
                       Union Pacific Corp. 4.88% due 01/15/15......................    1,570,000      1,544,882
                                                                                                   -------------
                                                                                                     40,974,497
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 10.8%
                       Broadcasting & Media -- 7.9%
                       American Media Operations, Inc. 8.88% due 01/15/11..........      125,000        120,313
                       American Media Operations, Inc. 10.25% due 05/01/09.........      325,000        329,875
                       AOL Time Warner, Inc. 7.70% due 05/01/32....................    1,500,000      1,874,106
                       Cablevision Systems Corp. 8.00% due 04/15/12................      350,000        351,750
                       CBD Media, LLC 8.63% due 06/01/11...........................      150,000        156,937
                       CBD Media, LLC 9.25% due 07/15/12...........................      375,000        387,469
                       Charter Communications Holdings II, LLC 10.25% due
                         09/15/10..................................................      725,000        748,562
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(4)...............................................      550,000        429,688
                       Clear Channel Communications, Inc. 3.13% due 02/01/07.......      500,000        485,473
                       Clear Channel Communications, Inc. 4.63% due 01/15/08.......    2,000,000      1,966,656
                       Coleman Cable, Inc. 9.88% due 10/01/12*.....................      250,000        222,500
                       Comcast Cable Communications, Inc. 6.38% due 01/30/06.......      290,000        293,225
                       Comcast Cable Communications, Inc. 6.88% due 06/15/09.......    1,000,000      1,075,060
                       Comcast Corp. 7.05% due 03/15/33............................      500,000        581,347
                       Continental Cablevision, Inc. 8.30% due 05/15/06............    2,000,000      2,062,160
                       Continental Cablevision, Inc. 9.50% due 08/01/13............    1,950,000      2,042,364
                       Cox Communications, Inc. 4.63% due 01/15/10.................    1,720,000      1,690,475
                       Cox Communications, Inc. 5.45% due 12/15/14.................    1,860,000      1,867,992
                       Cox Enterprises, Inc. 4.38% due 05/01/08*...................    1,000,000        984,850
                       CSC Holdings, Inc. 7.88% due 12/15/07.......................       75,000         77,531
                       CSC Holdings, Inc. 8.13% due 07/15/09.......................      475,000        489,250
                       Dex Media East LLC 12.13% due 11/15/12......................      304,000        362,520
                       Dex Media West LLC 9.88% due 08/15/13.......................      806,000        918,840
                       Dex Media, Inc. 9.00% due 11/15/13(4).......................      700,000        574,000
                       DirecTV Holdings, LLC 6.38% due 06/15/15*...................      200,000        199,500
                       DirecTV Holdings, LLC 8.38% due 03/15/13....................      374,000        414,672
                       Echostar DBS Corp. 6.38% due 10/01/11.......................      125,000        124,531
                       Echostar DBS Corp. 6.63% due 10/01/14.......................      675,000        669,938
                       Emmis Communications Corp. 9.31% due 09/15/05*..............      175,000        175,219
                       Grupo Televisa SA 6.63% due 03/18/25*.......................    3,115,000      3,102,839
                       HM Publishing Corp. 11.50% due 10/15/13(4)..................      525,000        412,125
                       Lodgenet Entertainment Corp. 9.50% due 06/15/13.............      275,000        299,750
                       New York Times Co. 4.50% due 03/15/10.......................    1,820,000      1,806,634
                       New York Times Co. 5.00% due 03/15/15.......................    1,450,000      1,462,045
                       News America Holdings, Inc. 8.00% due 10/17/16..............      650,000        788,047
                       News America Holdings, Inc. 9.25% due 02/01/13..............    1,000,000      1,251,014
                       News America, Inc. 7.63% due 11/30/28.......................    1,000,000      1,190,203
                       PRIMEDIA, Inc. 8.88% due 05/15/11...........................      350,000        368,813
                       Readers Digest Assoc., Inc. 6.50% due 03/01/11..............      350,000        358,750
                       Reed Elsevier Capital, Inc. 4.63% due 06/15/12..............      600,000        585,212
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,090,708
                       Sinclair Broadcast Group, Inc. 8.75% due 12/15/11...........      200,000        212,000
                       Univision Communications, Inc. 3.50% due 10/15/07...........    1,200,000      1,165,648
                       WDAC Subsidiary Corp. 8.38% due 12/01/14*...................      525,000        513,187
                       Yell Finance BV 10.75% due 08/01/11.........................      406,000        447,615
                       Entertainment Products -- 0.5%
                       Cinemark, Inc. 9.75% due 03/15/14(4)........................      850,000        586,500
                       International Speedway Corp. 4.20% due 04/15/09.............    1,300,000      1,270,636
                       K2, Inc. 7.38% due 07/01/14.................................       75,000         78,750

---------------------
    18

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products (continued)
                       Loews Cineplex Entertainment Corp. 9.00% due 08/01/14*......  $   475,000   $    460,750
                       Leisure & Tourism -- 2.4%
                       155 East Tropicana LLC 8.75% due 04/01/12*..................      300,000        295,500
                       AMC Entertainment, Inc. 8.00% due 03/01/14..................      350,000        322,000
                       AMC Entertainment, Inc. 9.88% due 02/01/12..................      225,000        227,250
                       Boyd Gaming Corp. 7.75% due 12/15/12........................      100,000        107,000
                       Boyd Gaming Corp. 8.75% due 04/15/12........................      275,000        298,375
                       Cinemark USA, Inc. 9.00% due 02/01/13.......................      200,000        210,500
                       Delta Air Lines, Inc., Series 02-1 6.42% due 07/02/12.......      500,000        512,307
                       Gaylord Entertainment Co. 6.75% due 11/15/14................      375,000        373,125
                       Herbst Gaming, Inc. 7.00% due 11/15/14......................      300,000        305,250
                       HMH Properties, Inc., Series B 7.88% due 08/01/08...........       83,000         84,245
                       Host Marriott LP 7.13% due 11/01/13.........................      325,000        339,219
                       Isle of Capri Casinos, Inc. 9.00% due 03/15/12..............      250,000        271,250
                       Magna Entertainment Corp. 7.25% due 12/15/09................      200,000        206,000
                       Majestic Star Casino, LLC 9.50% due 10/15/10................      200,000        205,250
                       Mandalay Resort Group 9.38% due 02/15/10....................       58,140         64,826
                       Mandalay Resort Group 9.50% due 08/01/08....................      175,000        192,938
                       MGM Grand, Inc. 9.75% due 06/01/07..........................      950,000      1,024,812
                       MGM Mirage, Inc. 5.88% due 02/27/14.........................      850,000        827,687
                       Motor Gaming Group, Inc. 9.75% due 04/01/10.................      375,000        404,063
                       Park Place Entertainment Corp. 7.88% due 03/15/10...........      275,000        304,906
                       Park Place Entertainment Corp. 8.13% due 05/15/11...........      575,000        656,219
                       Penn National Gaming Inc. 6.75% due 03/01/15................      300,000        301,875
                       Penn National Gaming, Inc. 8.88% due 03/15/10*..............       75,000         79,969
                       Southwest Airlines Co. 6.50% due 03/01/12...................    1,000,000      1,073,164
                       Southwest Airlines Co. 7.38% due 03/01/27...................      215,000        251,262
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% due
                         05/01/07..................................................      825,000        858,000
                       Station Casinos, Inc. 6.50% due 02/01/14....................      400,000        410,000
                       Sun International Hotels, Ltd. 8.88% due 08/15/11...........      350,000        374,500
                       True Temper Sports, Inc. 8.38% due 09/15/11.................      350,000        325,500
                                                                                                   -------------
                                                                                                     50,035,021
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 6.3%
                       Computers & Business Equipment -- 0.7%
                       Dell, Inc. 7.10% due 04/15/28...............................    1,000,000      1,225,295
                       International Business Machines Corp. 5.88% due 11/29/32....    1,000,000      1,082,420
                       Seagate Technology Holdings 8.00% due 05/15/09..............      375,000        398,906
                       Xerox Corp. 9.75% due 01/15/09..............................      675,000        759,375
                       Computer Services -- 0.3%
                       Activant Solutions, Inc. 9.50% due 08/01/05*................       75,000         77,250
                       Activant Solutions, Inc. 10.50% due 06/15/11................      250,000        270,625
                       Sungard Data Systems, Inc. 9.13% due 08/15/13*..............      450,000        467,437
                       Sungard Data Systems, Inc. 10.25% due 08/15/15..............      350,000        362,688
                       Computer Software -- 0.4%
                       Unisys Corp. 6.88% due 03/15/10.............................      400,000        396,000
                       Unisys Corp. 8.13% due 06/01/06.............................    1,350,000      1,380,375
                       Electronics -- 0.3%
                       Fisher Scientific International, Inc. 6.13% due 07/01/15*...      525,000        527,625
                       Fisher Scientific International, Inc. 6.75% due 08/15/14....      200,000        210,500
                       Freescale Semiconductor, Inc. 7.13% due 07/15/14............      200,000        213,000
                       Stoneridge, Inc. 11.50% due 05/01/12........................      225,000        238,500
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      300,000        320,250
                       Internet Content -- 0.1%
                       FTD, Inc. 7.75% due 02/15/14................................      365,000        368,650

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 4.5%
                       Alaska Communications Systems Holdings, Inc. 9.88% due
                         08/15/11..................................................  $   245,000   $    267,050
                       CenturyTel, Inc., Series H 8.38% due 10/15/10...............    1,510,000      1,720,209
                       Cincinnati Bell, Inc. 7.25% due 07/15/13....................      350,000        373,188
                       Cincinnati Bell, Inc. 8.38% due 01/15/14....................      100,000        103,000
                       Cingular Wireless Services, Inc. 8.75% due 03/01/31.........      250,000        345,384
                       Citizens Communications Co. 9.00% due 08/15/31..............    1,225,000      1,292,375
                       Citizens Communications Co. 9.25% due 05/15/11..............      125,000        139,687
                       Lenfest Communications, Inc. 8.38% due 11/01/05.............    1,510,000      1,525,645
                       Lenfest Communications, Inc. 10.50% due 06/15/06............    2,600,000      2,719,046
                       Nextel Communications, Inc. 7.38% due 08/01/15..............      900,000        969,750
                       PanAmSat Corp. 9.00% due 08/15/14...........................      176,000        194,480
                       PanAmSat Corp. 10.38% due 11/01/14(4).......................    1,025,000        732,875
                       Qwest Corp. 8.88% due 03/15/12..............................    1,125,000      1,231,875
                       Qwest Services Corp. 13.50% due 12/15/10....................      775,000        891,250
                       Sprint Capital Corp. 6.13% due 11/15/08.....................    2,000,000      2,080,920
                       Sprint Capital Corp. 6.38% due 05/01/09.....................      350,000        369,563
                       Sprint Capital Corp. 7.13% due 01/30/06.....................    1,250,000      1,266,134
                       Sprint Capital Corp. 8.38% due 03/15/12.....................    1,000,000      1,185,957
                       Telecom de Puerto Rico 6.65% due 05/15/06...................    2,000,000      2,032,076
                       United States Unwired, Inc. 10.00% due 06/15/12.............      325,000        375,375
                       VALOR Telecommunications 7.75% due 02/15/15*................      275,000        272,938
                       Verizon Global Funding Corp. 7.75% due 06/15/32.............      500,000        636,429
                                                                                                   -------------
                                                                                                     29,024,102
                                                                                                   -------------
                       MATERIALS -- 5.8%
                       Chemicals -- 1.2%
                       Albemarle Corp. 5.10% due 02/01/15..........................    1,440,000      1,419,778
                       Equistar Chemicals, LP 8.75% due 02/15/09...................      100,000        106,250
                       Equistar Chemicals, LP 10.13% due 09/01/08..................      400,000        440,000
                       Huntsman Advanced Materials, LLC 11.00% due 07/15/10........      250,000        284,375
                       Huntsman International, LLC 10.13% due 07/01/09.............      365,000        376,863
                       Lyondell Chemical Co. 9.50% due 12/15/08....................      450,000        477,562
                       Lyondell Chemical Co. 10.88% due 05/01/09...................      525,000        545,344
                       Nalco Co. 7.75% due 11/15/11................................      100,000        106,375
                       Nalco Co. 8.88% due 11/15/13................................      300,000        327,000
                       PQ Corp. 7.50% due 02/15/13*................................      175,000        175,000
                       Reliance Industries, Ltd. 8.25% due 01/15/27*...............      500,000        519,384
                       UAP Holding Corp. 10.75% due 07/15/12(4)....................      375,000        320,625
                       Union Carbide Chemical & Plastics Co., Inc. 7.88% due
                         04/01/23..................................................      225,000        249,027
                       Union Carbide Corp. 7.50% due 06/01/25......................       75,000         80,882
                       Forest Products -- 2.6%
                       Associated Materials, Inc. 11.25% due 03/01/14(4)...........      300,000        190,500
                       Berry Plastics Corp. 10.75% due 07/15/12....................      450,000        493,875
                       Boise Cascade, LLC 6.47% due 10/17/05.......................      125,000        126,250
                       Boise Cascade, LLC 7.13% due 10/15/14.......................      150,000        147,375
                       Georgia-Pacific Corp. 8.13% due 05/15/11....................      550,000        617,375
                       Georgia-Pacific Corp. 9.38% due 02/01/13....................      825,000        932,250
                       Graham Packaging Co., Inc. 8.50% due 10/15/12*..............      175,000        181,125
                       International Paper Co. 4.25% due 01/15/09..................      750,000        732,964
                       Louisiana-Pacific Corp. 8.88% due 08/15/10..................    2,590,000      2,908,824
                       Mercer International Inc. 9.25% due 02/15/13................      375,000        314,062
                       Newpage Corp. 12.00% due 05/01/13*..........................      400,000        396,000
                       Owens-Brockway Glass Container 8.25% due 05/15/13...........      675,000        729,844
                       Pliant Corp. 13.00% due 06/01/10............................      250,000        202,500
                       Pope & Talbot, Inc. 8.38% due 06/01/13......................      250,000        247,500
                       Westvaco Corp. 7.65% due 03/15/27...........................    1,500,000      1,738,950
                       Weyerhaeuser Co. 7.38% due 03/15/32.........................    2,000,000      2,343,342

---------------------
    20

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 2.0%
                       Alcan, Inc. 5.75% due 06/01/35..............................  $ 1,155,000   $  1,161,477
                       Alltrista Corp. 9.75% due 05/01/12..........................      300,000        321,375
                       Associated Materials, Inc. 9.75% due 04/15/12(4)............      175,000        182,000
                       Barrick Gold Corp. 7.50% due 05/01/07.......................    2,000,000      2,101,926
                       California Steel Industries, Inc. 6.13% due 03/15/14........      200,000        186,500
                       Compass Minerals Group, Inc. 10.00% due 08/15/11............      325,000        355,875
                       Compass Minerals International, Inc. 12.00% due
                         06/01/13(4)...............................................      475,000        396,625
                       Compass Minerals International, Inc. 12.75% due
                         12/15/12(4)...............................................      175,000        153,125
                       Hawk Corp. 8.75% due 11/01/14...............................      325,000        330,281
                       Inco, Ltd. 5.70% due 10/15/15...............................    1,050,000      1,072,709
                       Mueller Group Inc. 10.00% due 05/01/12......................      250,000        267,500
                       Neenah Corp. 11.00% due 09/30/10*...........................      358,000        397,380
                       Neenah Corp. 13.00% due 09/30/13*...........................      257,092        262,234
                       Newmont Mining Corp. 5.88% due 04/01/35.....................    1,410,000      1,417,381
                       Republic Technologies International, LLC 13.75% due
                         07/15/09+(1)(2)(7)........................................      150,000              0
                       Russell-Stanley Holdings, Inc. 9.00% due 11/30/08*(2)(3)....       13,694          5,642
                       Ryerson Tull, Inc. 9.13% due 07/15/06.......................      275,000        285,313
                       Texas Industries, Inc. 7.25% due 07/15/13*..................       75,000         79,125
                       United States Steel Corp. 9.75% due 05/15/10................      252,000        277,200
                       Valmont Industries, Inc. 6.88% due 05/01/14.................      150,000        151,500
                                                                                                   -------------
                                                                                                     27,136,369
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.1%
                       Municipal Bonds -- 0.1%
                       McKeesport, Pennsylvania 7.30% due 03/01/20.................      250,000        267,633
                                                                                                   -------------
                       REAL ESTATE -- 0.7%
                       Real Estate Companies -- 0.5%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........       98,000        109,025
                       EOP Operating LP 7.75% due 11/15/07.........................      250,000        266,120
                       EOP Operating LP 8.38% due 03/15/06.........................    1,500,000      1,537,276
                       Susa Partnership, LP 8.20% due 06/01/17.....................      250,000        314,243
                       Real Estate Investment Trusts -- 0.2%
                       Simon Property Group LP 6.35% due 08/28/12..................      400,000        432,045
                       Ventas Reality Limited Partnership 6.63% due 10/15/14.......      325,000        337,187
                       Ventas Reality Limited Partnership 7.13% due 06/01/15*......      175,000        185,063
                                                                                                   -------------
                                                                                                      3,180,959
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 0.2%
                       U.S. Government Agencies -- 0.2%
                       Federal National Mtg. Assoc. 6.50% due 03/01/29.............      198,880        206,334
                       Federal National Mtg. Assoc. 6.50% due 06/01/29.............      168,219        174,524
                       Federal National Mtg. Assoc. 6.50% due 08/01/29.............      221,198        229,626
                       Federal National Mtg. Assoc. 6.50% due 11/01/31.............       39,670         41,111
                       Federal National Mtg. Assoc. 6.50% due 05/01/32.............       77,334         80,084
                                                                                                   -------------
                                                                                                        731,679
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 3.4%
                       U.S. Treasuries -- 3.4%
                       United States Treasury Bonds 6.25% due 08/15/23.............    2,650,000      3,195,423
                       United States Treasury Notes 4.00% due 02/15/15.............   13,000,000     12,701,910
                                                                                                   -------------
                                                                                                     15,897,333
                                                                                                   -------------
                       UTILITIES -- 4.6%
                       Electric Utilities -- 1.3%
                       Alabama Power Co. 5.70% due 02/15/33........................    1,000,000      1,053,979
                       Edison Mission Energy 9.88% due 04/15/11....................      525,000        618,188
                       Nevada Power Co. 5.88% due 01/15/15*........................       75,000         76,875
                       Nevada Power Co. 6.50% due 04/15/12.........................       50,000         52,750

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities -- 1.3% (continued)
                       Nevada Power Co. 9.00% due 08/15/13.........................  $   374,000   $    419,815
                       Northwestern Corp. 5.88% due 11/01/14*......................      100,000        103,000
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............    1,100,000      1,066,527
                       Pacific Gas & Electric Co. 6.05% due 03/01/34...............      660,000        707,579
                       Reliant Energy, Inc. 6.75% due 12/15/14.....................      125,000        123,125
                       Reliant Resources, Inc. 9.25% due 07/15/10..................      175,000        191,625
                       Reliant Resources, Inc. 9.50% due 07/15/13..................      375,000        417,188
                       Teco Energy, Inc. 6.75% due 05/01/15*.......................      100,000        106,750
                       Westar Energy Inc. 5.88% due 07/15/36.......................      860,000        862,535
                       Gas & Pipeline Utilities -- 1.9%
                       Consolidated Natural Gas Co. 5.00% due 12/01/14.............    2,380,000      2,363,383
                       El Paso Energy Corp. 6.75% due 05/15/09.....................      225,000        226,125
                       El Paso Energy Corp. 6.95% due 12/15/07.....................      150,000        152,437
                       El Paso Energy Corp. 7.80% due 08/01/31.....................      700,000        707,000
                       El Paso Energy Corp. 8.05% due 10/15/30.....................      400,000        410,000
                       Kinder Morgan Energy Partners LP 5.80% due 03/15/35.........    1,290,000      1,282,674
                       Markwest Energy Partners LP 6.88% due 11/01/14*.............       75,000         75,750
                       Pacific Energy Partners LP 7.13% due 06/15/14...............      250,000        264,375
                       SEMCO Energy, Inc. 7.13% due 05/15/08.......................      225,000        230,165
                       Statoil ASA 5.13% due 04/30/14*.............................    1,310,000      1,334,946
                       Tennessee Gas Pipeline Co. 7.50% due 04/01/17...............      350,000        385,376
                       Tennessee Gas Pipeline Co. 8.38% due 06/15/32...............      175,000        207,704
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      250,000        302,500
                       Williams Cos., Inc. 7.63% due 07/15/19......................      250,000        285,000
                       Williams Cos., Inc. 7.88% due 09/01/21......................      575,000        665,562
                       Telephone -- 1.3%
                       AT&T Corp. 9.75% due 11/14/31...............................    1,175,000      1,521,625
                       Bellsouth Corp. 5.20% due 09/15/14..........................    2,000,000      2,028,302
                       MCI, Inc. 1.00% due 05/01/14................................      475,000        534,375
                       SBC Communications, Inc. 5.10% due 09/15/14.................    2,000,000      2,010,896
                       Utilities -- 0.1%
                       Amerigas Partners, LP 7.25% due 05/20/15*...................      250,000        265,000
                       NRG Energy, Inc. 8.00% due 12/15/13.........................      390,000        417,300
                                                                                                   -------------
                                                                                                     21,470,431
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $333,855,450).....................                 343,334,039
                                                                                                   -------------
                       FOREIGN BONDS & NOTES -- 10.5%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Retail -- 0.0%
                       Jean Coutu Group, Inc. 8.50% due 08/01/14...................       75,000         74,344
                                                                                                   -------------
                       ENERGY -- 2.1%
                       Energy Sources -- 2.1%
                       Enersis SA 7.40% due 12/01/16...............................      600,000        638,581
                       Canadian Natural Resources, Ltd. 5.85% due 02/01/35.........    2,110,000      2,129,587
                       Compton Petroleum Corp. 9.90% due 05/15/09..................      300,000        324,000
                       EOG Company of Canada 7.00% due 12/01/11*...................    1,100,000      1,220,241
                       Husky Oil, Ltd. 7.13% due 11/15/06..........................    1,600,000      1,650,339
                       Husky Oil, Ltd. 7.55% due 11/15/16..........................    1,000,000      1,167,400
                       Husky Oil, Ltd. 8.90% due 08/15/28(5).......................      700,000        764,437
                       Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due
                         09/15/09*.................................................    1,662,000      1,619,469
                                                                                                   -------------
                                                                                                      9,514,054
                                                                                                   -------------

---------------------
    22

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 1.1%
                       Banks -- 0.1%
                       ABN AMRO Holding NV 7.30% due 12/01/26......................  $   500,000   $    513,541
                                                                                                   -------------
                       Financial Services -- 1.0%
                       BCP Crystal U S Hldgs Corp. 9.63% due 06/15/14..............      325,000        367,250
                       MDP Acquisitions, PLC 9.63% due 10/01/12....................      350,000        353,500
                       PC Financial Partnership 5.00% due 11/15/14.................    3,000,000      2,959,494
                       Oil Insurance, Ltd. 5.15% due 08/01/08*(5)..................    1,000,000      1,001,700
                                                                                                   -------------
                                                                                                      4,681,944
                                                                                                   -------------
                       GOVERNMENT BONDS -- 1.9%
                       Government Bonds -- 1.9%
                       Quebec Province Canada 7.00% due 01/30/07...................    5,000,000      5,196,030
                       United Mexican States 6.63% due 03/03/15....................    1,900,000      2,053,900
                       United Mexican States 7.50% due 04/08/33....................    1,400,000      1,602,300
                                                                                                   -------------
                                                                                                      8,852,230
                                                                                                   -------------
                       HEALTHCARE -- 0.1%
                       Drugs -- 0.1%
                       WH Holdings, Ltd. 9.50% due 04/01/11........................      285,000        304,950
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.1%
                       Diversified Services -- 0.1%
                       Stena AB 9.63% due 12/01/12.................................      550,000        605,688
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 1.7%
                       Broadcasting & Media -- 0.6%
                       British Sky Broadcasting Group, PLC 7.30% due 10/15/06......    1,245,000      1,285,265
                       Iesy Repository GmbH 10.38% due 02/15/15*...................      500,000        502,500
                       Kabel Deutschland GmbH 10.63% due 07/01/14*.................      775,000        856,375
                       Leisure & Tourism -- 0.5%
                       Carnival Corp. 3.75% due 11/15/07...........................    1,800,000      1,769,236
                       Intrawest Corp. 7.50% due 10/15/13..........................      275,000        283,250
                       Royal Caribbean Cruises, Ltd. 8.00% due 05/15/10............      350,000        385,000
                                                                                                   -------------
                                                                                                      5,081,626
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.7%
                       Computers & Business Equipment -- 0.1%
                       Smart Modular Technologies 9.00% due 08/01/05*(6)...........      225,000        227,250
                       Legrand Holding SA 10.50% due 02/15/13......................      225,000        258,750
                       Electronics -- 0.0%
                       Magnachip Semiconductor SA 8.00% due 12/15/14*..............      125,000        120,937
                       Telecommunications -- 1.6%
                       Deutsche Telekom International Finance BV 5.25% due
                         07/22/13..................................................      900,000        920,323
                       Inmarsat Finance, PLC 7.63% due 06/30/12....................       32,500         34,409
                       Inmarsat Finance, PLC 10.38% due 11/15/12(4)................      150,000        120,000
                       Intelsat Bermuda, Ltd. 8.63% due 01/15/15*..................      250,000        266,250
                       Intelsat Bermuda, Ltd. 8.70% due 01/17/06*..................      300,000        306,000
                       KT, Corp. 5.88% due 06/24/14*...............................    1,800,000      1,881,090
                       New Skies Satellites NV 9.13% due 11/01/12..................      175,000        180,250
                       Rogers Wireless, Inc. 6.38% due 03/01/14....................      550,000        558,250
                       Rogers Wireless, Inc 6.54% due 09/15/05(6)..................      150,000        156,188
                       Rogers Wireless, Inc. 7.50% due 03/15/15....................       75,000         81,938
                       Rogers Wireless, Inc. 8.00% due 12/15/12....................      325,000        350,187
                       Telefonos de Mexico SA 4.50% due 11/19/08...................    2,150,000      2,118,982
                                                                                                   -------------
                                                                                                      7,580,804
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS -- 1.1%
                       Forest Products -- 0.5%
                       Abitibi Consolidated, Inc. 8.38% due 04/01/15...............  $   325,000   $    338,000
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10...............    1,500,000      1,575,000
                       Tembec Industries, Inc. 8.50% due 02/01/11..................      375,000        300,000
                       Metals & Mining -- 0.6%
                       Noranda, Inc. 6.00% due 10/15/15............................      750,000        776,891
                       Novelis, Inc. 7.25% due 02/15/15*...........................      275,000        281,188
                       Placer Dome, Inc., Series B 8.50% due 12/31/45..............    1,870,000      1,956,287
                                                                                                   -------------
                                                                                                      5,227,366
                                                                                                   -------------
                       REAL ESTATE -- 0.1%
                       Real Estate Companies -- 0.1%
                       Apache Finance Property, Ltd. 7.00% due 03/15/09............      550,000        600,800
                                                                                                   -------------
                       UTILITIES -- 1.2%
                       Electric Utilities -- 1.2%
                       American Electric Power, Inc. 6.13% due 05/15/06............    1,256,000      1,272,693
                       Hydro Quebec 6.30% due 05/11/11.............................    2,700,000      2,920,766
                       Israel Electric Corp., Ltd. 7.88% due 12/15/26*.............    1,250,000      1,467,184
                                                                                                   -------------
                                                                                                      5,660,643
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $49,499,072)..............                  48,697,990
                                                                                                   -------------
                       COMMON STOCK -- 0.0%                                            SHARES
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       Arcadia Financial, Ltd.+(8).................................        1,300              0



                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       NTL Inc.+...................................................        1,241         82,688
                       Viatel Holding (Bermuda), Ltd.+.............................        1,590            111
                                                                                                   -------------
                                                                                                         82,799
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industrial Product, Inc.(2)................           72         22,963
                       Metals & Minerals -- 0.0%
                       Russell-Stanley Holdings, Inc.+*(2).........................        1,500              0
                                                                                                   -------------
                                                                                                         22,963
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $752,902)..........................                     105,762
                                                                                                   -------------
                       PREFERRED STOCK -- 1.1%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Retail -- 0.0%
                       General Nutrition Centers, Inc. 12.00%(3)(8)(9).............          300        199,500
                                                                                                   -------------
                       FINANCE -- 0.8%
                       Financial Services -- 0.8%
                       Citigroup, Inc., Series F 6.37%.............................       42,000      2,205,000
                       Lehman Brothers Holdings, Inc., Series D 5.67%..............       30,000      1,554,000
                                                                                                   -------------
                                                                                                      3,759,000
                                                                                                   -------------

---------------------
    24

                                                                                                       VALUE
                       PREFERRED STOCK (CONTINUED)                                     SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.3%
                       Real Estate Investment Trusts -- 0.3%
                       ProLogis Trust, Series C 8.54%..............................       20,000   $  1,180,000
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $4,582,112).....................                   5,138,500
                                                                                                   -------------

                                                                                                       VALUE
                       WARRANTS -- 0.0%+                                               SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       MDP Acquisitions, PLC Expires 10/01/13 (strike price
                         $0.01)*...................................................          100          2,000
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11 (strike price
                         $0.01)(2).................................................           75              1
                       Pliant Corp. Expires 06/01/10 (strike price $0.01)(2).......          100              1
                                                                                                   -------------
                                                                                                              2
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Xm Satelliteradio, Inc. Class A Expires 03/15/10 (strike
                         price $45.24).............................................          125          7,875
                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc. Expires 03/09/09 (strike price
                         $27.19)(2)................................................          576              0
                                                                                                   -------------
                                                                                                          7,875
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industries Products, Inc. Series B Expires
                         03/31/11 (strike price $3.76)(2)..........................           31              0
                       General Chemical Industries Products, Inc. Series A, Expires
                         04/30/11 (strike price $195.43)(2)........................           42          5,187
                       Metals & Minerals -- 0.0%
                       ACP Holding Co. Expires 09/30/13 (strike price $0.01)*......       40,587         75,086
                                                                                                   -------------
                                                                                                         80,273
                                                                                                   -------------
                       TOTAL WARRANTS (cost $31,513)...............................                      90,150
                                                                                                   -------------
                       MEMBERSHIP INTEREST CERTIfiCATES -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Housing -- 0.0%
                       National Bedding, LLC (cost $206,709)(2)(8)(9)..............          264         75,472
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $388,927,758)...                 397,441,913
                                                                                                   -------------
                       SHORT-TERM INVESTMENT SECURITIES -- 13.2%
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 13.2%
                       Euro Time Deposit with State Street Bank & Trust Co. 2.65%
                         due 08/01/05 (cost $60,985,000)...........................   60,985,000     60,985,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $449,912,758)@.......................    98.8%                       458,426,913
                       Other assets less liabilities --.............     1.2                          5,660,470
                                                                       ------                      -------------
                       NET ASSETS --................................   100.0%                      $464,087,383
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security

                                                           ---------------------

               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2005, the aggregate value of these securities was $52,938,490 representing 11.4% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Bond in default.
              (2) Fair valued security; see Note 2.
              (3) PIK ("Payment-in-Kind) security. Payments made with additional securities in lieu of cash.
              (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (5) Variable rate security -- the rate reflected is as of July 31,
                  2005; maturity date reflects next reset date.
              (6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2005.
              (7) Company has filed Chapter 11 bankruptcy.
              (8) Illiquid security
              (9) To the extent permitted by the Statement of Additional
                  Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2005, the Corporate Bond Portfolio held the following restricted securities:

              ------------------------------------------------------------------

                                                                 ACQUISITION      SHARES/     ACQUISITION    MARKET       % OF
                                         NAME                        DATE       CERTIFICATE      COST        VALUE     NET ASSETS
                       ----------------------------------------------------------------------------------------------------------
                       General Nutrition Centers, Inc. 12.00%
                         Preferred Stock                           12/18/2003       300        $301,800     $199,500      0.04%
                       National Bedding, LLC Membership Interest
                         Certificates                              02/25/2003       264         206,709       75,472      0.02
                                                                                                            --------      ----
                                                                                                            $274,972      0.06%
                                                                                                            ========      ====

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Foreign Government Bonds.....................     63.3%
    U.S. Government Treasury.....................     14.8
    Banks........................................      7.5
    Financial Services...........................      5.2
    Euro Time Deposit............................      2.2
    Broadcasting & Media.........................      1.4
    Telecommunications...........................      0.8
    Multi-Industry...............................      0.6
    Asset Backed Securities......................      0.5
    Food, Beverage & Tobacco.....................      0.5
    Insurance....................................      0.4
    Leisure & Tourism............................      0.3
    Real Estate Investment Trust.................      0.3
    Real Estate Companies........................      0.1
                                                     -----
                                                      97.9%
                                                     =====

    CREDIT QUALITY+#
    Government -- Treasury.......................      15.3%
    AAA..........................................      47.1
    AA...........................................      27.6
    A............................................       4.0
    BBB..........................................       4.5
    BB...........................................       0.4
    Not Rated@...................................       1.1
                                                      -----
                                                      100.0%
                                                      =====

    COUNTRY ALLOCATION*
    United States................................     24.8%
    Japan........................................     18.1
    Germany......................................     17.8
    France.......................................     15.3
    Italy........................................      5.8
    United Kingdom...............................      5.4
    Spain........................................      2.5
    Belgium......................................      2.1
    Canada.......................................      2.0
    Netherlands..................................      1.8
    Denmark......................................      0.7
    Luxembourg...................................      0.7
    Sweden.......................................      0.7
    Mexico.......................................      0.2
                                                     -----
                                                      97.9%
                                                     =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source Standard and Poor's.
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                            PRINCIPAL          VALUE
                       BONDS & NOTES -- 95.1%                                                AMOUNT**        (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       BELGIUM -- 2.1%
                       Kingdom of Belgium 3.75% due 03/28/09(4)....................  EUR  $    1,700,000      2,150,276
                       Kingdom of Belgium 5.50% due 03/28/28(4)....................  EUR         600,000        921,911
                                                                                                           -------------
                                                                                                              3,072,187
                                                                                                           -------------
                       CANADA -- 2.0%
                       Canadian Government 5.00% due 06/01/14(4)...................  CAD         790,000        699,612
                       Canadian Government 5.75% due 06/01/29(4)...................  CAD       1,000,000        993,252
                       Canadian Government 6.00% due 06/01/08(4)...................  CAD       1,300,000      1,143,082
                                                                                                           -------------
                                                                                                              2,835,946
                                                                                                           -------------
                       DENMARK -- 0.7%
                       Kingdom of Denmark 6.00% due 11/15/11(4)....................  DKK       5,000,000        960,463
                                                                                                           -------------
                       FRANCE -- 15.3%
                       Government of France 5.25% due 04/25/08.....................  EUR         950,000      1,237,835
                       Government of France 4.00% due 10/25/09.....................  EUR       1,100,000      1,409,688
                       Government of France 5.00% due 04/25/12(4)..................  EUR       1,650,000      2,253,814
                       Government of France 5.50% due 10/25/07(4)..................  EUR       3,950,000      5,117,353
                       Government of France 5.50% due 04/25/10(4)..................  EUR       6,200,000      8,463,885
                       Government of France 5.75% due 10/25/32.....................  EUR       1,250,000      2,026,922
                       Government of France 8.50% due 04/25/23(4)..................  EUR         400,000        796,279
                       Natexis Banques Populaires 7.00% due 11/14/05(4)............              800,000        805,700
                                                                                                           -------------
                                                                                                             22,111,476
                                                                                                           -------------
                       GERMANY -- 17.8%
                       Federal Republic of Germany 3.50% due 10/10/08(4)...........  EUR       1,750,000      2,192,429
                       Federal Republic of Germany 3.75% due 01/04/15(4)...........  EUR       9,400,000     11,881,089
                       Federal Republic of Germany 4.50% due 01/04/13(4)...........  EUR       4,400,000      5,858,492
                       Federal Republic of Germany 5.50% due 01/04/31(4)...........  EUR       1,350,000      2,110,140
                       Federal Republic of Germany 6.25% due 01/04/24(4)...........  EUR         300,000        491,309
                       Federal Republic of Germany 6.50% due 07/04/27..............  EUR       1,850,000      3,183,517
                                                                                                           -------------
                                                                                                             25,716,976
                                                                                                           -------------
                       ITALY -- 5.8%
                       Banca Popolare di Bergamo Capital Trust 8.36% due
                         02/15/11(1)(4)............................................  EUR         450,000        670,109
                       Republic of Italy 4.38% due 10/25/06(4).....................              600,000        601,307
                       Republic of Italy 5.25% due 08/01/17(4).....................  EUR         750,000      1,062,130
                       Republic of Italy 6.00% due 05/01/31(4).....................  EUR       2,150,000      3,449,933
                       Republic of Italy 6.75% due 07/01/07(4).....................  EUR       2,000,000      2,626,628
                                                                                                           -------------
                                                                                                              8,410,107
                                                                                                           -------------
                       JAPAN -- 18.1%
                       Government of Japan 0.80% due 06/20/09(4)...................  JPY   1,270,000,000     11,477,705
                       Government of Japan 1.90% due 03/20/24(4)...................  JPY     415,000,000      3,691,353
                       Japan Development Bank 1.40% due 06/20/12(4)................  JPY     125,000,000      1,153,349
                       Japan Development Bank 1.60% due 06/20/14(4)................  JPY     600,000,000      5,539,101
                       Japan Finance Corp. for Municipal Enterprises 1.35% due
                         11/26/13(4)...............................................  JPY     470,000,000      4,281,701
                                                                                                           -------------
                                                                                                             26,143,209
                                                                                                           -------------

---------------------

                                                                                            PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT**        (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       LUXEMBOURG -- 0.7%
                       Tyco International Group SA 5.50% due 11/19/08(4)...........  EUR  $      370,000        483,598
                       Tyco International Group SA 6.13% due 04/04/07(4)...........  EUR         350,000        447,697
                                                                                                           -------------
                                                                                                                931,295
                                                                                                           -------------
                       MEXICO -- 0.2%
                       United Mexican States 7.50% due 04/08/33(4).................              270,000        309,015
                                                                                                           -------------
                       NETHERLANDS -- 1.8%
                       Deutsche Telekom International Finance BV 8.75% due
                         06/15/30(4)...............................................               90,000        120,389
                       Imperial Tobacco Overseas BV 7.13% due 04/01/09(4)..........              570,000        610,792
                       Kingdom of Netherlands 3.75% due 07/15/14(4)................  EUR       1,000,000      1,264,889
                       Olivetti Finance NV 5.88% due 01/24/08......................  EUR         450,000        585,548
                                                                                                           -------------
                                                                                                              2,581,618
                                                                                                           -------------
                       SPAIN -- 2.5%
                       Kingdom of Spain 4.00% due 01/31/10(4)......................  EUR       2,000,000      2,564,653
                       Kingdom of Spain 4.20% due 07/30/13(4)......................  EUR         800,000      1,045,135
                                                                                                           -------------
                                                                                                              3,609,788
                                                                                                           -------------
                       SWEDEN -- 0.7%
                       Kingdom of Sweden 5.00% due 01/28/09(4).....................  SEK       4,700,000        658,759
                       Kingdom of Sweden 6.75% due 05/05/14(4).....................  SEK       2,300,000        381,539
                                                                                                           -------------
                                                                                                              1,040,298
                                                                                                           -------------
                       UNITED KINGDOM -- 5.1%
                       British Telecommunications, PLC 7.13% due 02/15/11(4).......  EUR          90,000        130,600
                       British Telecommunications, PLC 8.38% due 12/15/10(4).......              330,000        385,613
                       HBOS PLC 6.05% due 11/01/11(4)..............................  EUR         500,000        693,359
                       Imperial Tobacco Finance, PLC 6.25% due 06/06/07(4).........  EUR         110,000        142,215
                       National Westminster Bank, PLC 7.75% due 04/29/49(1)(4).....              330,000        349,958
                       NGG Finance, PLC 5.25% due 08/23/06(4)......................  EUR         620,000        773,863
                       Royal Bank of Scotland Group, PLC 5.25% due 07/22/08(4).....  EUR         900,000        598,552
                       SL Finance, PLC 6.38% due 07/12/12(1).......................  EUR         120,000        167,085
                       United Kingdom Treasury 4.25% due 06/07/32..................  EUR               1              2
                       United Kingdom Treasury 4.75% due 06/07/10..................  EUR         350,000        629,236
                       United Kingdom Treasury 5.00% due 09/07/14(4)...............  EUR         250,000        462,192
                       United Kingdom Treasury 7.25% due 12/07/07(4)...............  EUR         570,000      1,070,327
                       United Kingdom Treasury 8.50% due 07/16/07(4)...............  EUR         500,000        950,837
                       United Kingdom Treasury 8.75% due 08/25/17(4)...............  EUR         400,000        994,155
                                                                                                           -------------
                                                                                                              7,347,994
                                                                                                           -------------
                       UNITED STATES -- 22.3%
                       American Home Mortgage Investment Trust 3.83% due
                         08/24/05(2)(4)............................................              414,930        416,250
                       Arch Capital Group, Ltd. 7.35% due 05/01/34(4)..............              190,000        206,300
                       AT&T Broadband Corp. 9.46% due 11/15/22(4)..................              190,000        263,213
                       Citicorp 5.50% due 06/30/10(4)..............................              570,000        387,753
                       Citigroup, Inc. 6.75% due 12/01/05(4).......................              400,000        403,684
                       CNA Financial Corp. 6.60% due 12/15/08(4)...................              330,000        346,466
                       Comcast Cable Communications, Inc. 8.38% due 05/01/07(4)....              500,000        532,015
                       Continental Cablevision, Inc. 8.88% due 09/15/05(4).........              100,000        100,515
                       Countrywide Funding Corp. Medium Term Note 4.25% due
                         12/19/07(4)...............................................               60,000         59,526
                       Countrywide Home Loans, Inc. 5.25% due 12/15/05(2)(4).......              650,000        407,006
                       Cox Communications, Inc. 4.63% due 01/15/10(4)..............              560,000        550,387
                       Credit Suisse First Boston/London 7.90% due
                         05/01/07*(1)(4)...........................................              550,000        580,792
                       Cwabs, Inc. 3.69% due 08/14/05(4)...........................            1,011,969      1,014,096
                       EOP Operating LP 8.38% due 03/15/06(4)......................              170,000        174,225
                       First Horizon Asset Back Trust 3.75% due 08/24/05(2)(4).....              924,529        927,207

                                                           ---------------------

                                                                                            PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT**        (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Ford Motor Credit Co. 6.88% due 02/01/06(4).................       $      200,000        201,984
                       Fremont Home Loan Trust 3.74% due 08/24/05(2)(4)............              650,000        652,120
                       General Motors Acceptance Corp. 7.00% due 11/15/05(4).......              280,000        343,225
                       Harrahs Operating, Inc. 5.50% due 07/01/10(4)...............              410,000        417,203
                       Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*(4)..              170,000        176,933
                       Sequoia Mortgage Trust 3.66% due 08/19/05(2)(4).............            1,137,789      1,135,808
                       Sprint Capital Corp. 4.78% due 08/17/06(3)(4)...............              530,000        531,815
                       Sprint Capital Corp. 6.88% due 11/15/28(4)..................              340,000        384,254
                       Tele-Communications, Inc. 7.25% due 08/01/05(4).............              180,000        180,000
                       United States Treasury Bonds 6.25% due 05/15/30(4)..........            1,100,000      1,382,648
                       United States Treasury Bonds 7.50% due 11/15/24(4)..........            1,300,000      1,787,297
                       United States Treasury Bonds 8.00% due 11/15/21(4)..........            1,100,000      1,536,218
                       United States Treasury Notes 1.63% due 10/31/05(4)..........           13,000,000     12,941,095
                       United States Treasury Notes 4.00% due 02/15/15(4)..........            3,750,000      3,664,013
                       Verizon Global Funding Corp. 6.13% due 06/15/07(4)..........              520,000        536,062
                                                                                                           -------------
                                                                                                             32,240,110
                                                                                                           -------------
                       TOTAL BONDS & NOTES (cost $133,883,896).....................                         137,310,482
                                                                                                           -------------
                       PREFERRED STOCK -- 0.6%                                                SHARES
                       -------------------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 0.3%
                       Fortis Capital Co. (Finance)(1)(4)..........................                  320   $    395,744
                                                                                                           -------------
                       UNITED STATES -- 0.3%
                       BCI US Funding Trust II (Finance)(2)(4).....................              340,000        426,393
                                                                                                           -------------
                       TOTAL PREFERRED STOCK (cost $880,960).......................                             822,137
                                                                                                           -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $134,764,856)...                         138,132,619
                                                                                                           -------------

                                                                                            PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 2.2%                              AMOUNT**
                       -------------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 2.2%
                       Euro Time Deposit with State Street Bank & Trust Co. 1.65% due
                         08/01/05 (cost $3,195,000)(4)..................................       3,195,000      3,195,000
                                                                                                           -------------

                       TOTAL INVESTMENTS -- (cost $137,959,856)@        97.9%                       141,327,619
                       Other assets less liabilities --                  2.1                          3,091,160
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $144,418,779
                                                                       ======                      =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2005, the aggregate value of these securities was $757,725 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              **  In United States dollars unless otherwise indicated.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Variable rate security -- the rate reflected is as of July 31,
                  2005.
              (2) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2005.
              (3) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (4) The security or a portion thereof represents collateral for open futures contracts.

---------------------

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                        NUMBER OF                                        EXPIRATION     VALUE AT      VALUE AS OF     APPRECIATION
                        CONTRACTS              DESCRIPTION                  DATE       TRADE DATE    JULY 31, 2005   (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------------
                         5   Long   Australia 10 Year Bond...........  September 2005  $ 2,896,999    $ 2,898,353      $   1,354
                        76   Short  Deutsche 2 Year Note.............  September 2005   15,760,596     15,692,813         67,783
                       167   Long   Euro 90 Day Future...............  September 2005   40,195,468     40,090,438       (105,030)
                        15   Long   Euro Stoxx 600...................  September 2005    2,099,347      2,092,722         (6,625)
                         3   Short  Japan 10 Year Bond...............  September 2005    3,744,899      3,744,949            (50)
                         7   Long   LIF Long Gilt....................  September 2005    1,395,276      1,391,772         (3,504)
                        24   Short  Russian Index Future.............  September 2005    3,548,229      3,569,615        (21,386)
                       181   Short  U.S. Treasury 5 Year Note........  September 2005   19,515,178     19,403,766        111,412
                        29   Long   U.S. Treasury 20 Year Bond.......  September 2005    3,361,033      3,344,063        (16,970)
                       154   Short  Euro 90 Day Future...............  September 2005   36,901,046     36,780,975        120,071
                                                                                                                       ----------
                                                                                                                       $ 147,055
                                                                                                                       ==========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                    IN            DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR         DATE        APPRECIATION
                       -----------------------------------------------------------------------------
                       *CHF          8,894,402   USD        7,188,299   09/21/05      $   256,893
                        EUR          1,970,235   USD        2,602,894   09/21/05          208,971
                        JPY      2,951,965,631   USD       26,484,529   08/24/05          166,181
                       *JPY        451,188,552   USD        4,156,239   09/21/05          122,035
                       *SEK         72,478,592   USD        9,475,000   09/21/05          115,720
                       *USD          5,412,000   CAD        6,669,449   09/21/05           44,419
                       *GBP          3,040,194   USD        5,379,807   09/21/05           43,823
                        SEK          6,711,148   USD          886,897   09/26/05           20,015
                        CAD          3,348,056   USD        2,755,533   10/07/05           15,230
                        DKK          5,553,000   USD          904,545   09/22/05              173
                                                                                      ------------
                                                                                      $   993,460
                                                                                      ============

                              CONTRACT                    IN            DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR         DATE        DEPRECIATION
                       -----------------------------------------------------------------------------
                        GBP          2,427,526   USD        4,231,149   09/20/05      $   (29,610)
                        AUD          4,800,029   USD        3,663,809   09/21/05          (40,437)
                       *USD          2,703,000   CHF        3,415,081   09/21/05          (41,628)
                       *USD          2,714,000   JPY      295,667,393   09/21/05          (70,354)
                       *USD          6,772,000   GBP        3,814,974   09/21/05          (76,165)
                        USD          7,205,584   NOK       45,911,342   09/21/05         (115,878)
                       *USD          3,954,667   SEK       29,479,544   09/21/05         (147,925)
                       *CAD          8,351,080   USD        6,661,382   09/21/05         (170,814)
                        EUR         58,051,056   USD       69,848,575   08/25/05         (603,406)
                                                                                      ------------
                                                                                       (1,296,217)
                                                                                      ------------
                       Net Unrealized Appreciation (Depreciation)................     $  (302,757)
                                                                                      ============

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- United States Dollar

                                                           ---------------------

              INTEREST RATE SWAPS
              ------------------------------------------------------------------

                                                                                                                 UNREALIZED
                                                                                   NOTIONAL     TERMINATION    APPRECIATION/
                                                                                    AMOUNT         DATE        (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------
                       Agreement with Merrill Lynch Capital Markets Bank, Ltd.
                         dated July 15, 2005 to receive quarterly the 3 Month
                         Libor rate and pay semi-annually a fixed rate of
                         4.40%..................................................  $2,800,000       07/19/10      $(10,302)



                       Agreement with Merrill Lynch Capital Markets Bank, Ltd.
                         dated July 15, 2005 to receive quarterly the 3 Month
                         Libor rate and pay semi-annually a fixed rate of
                         4.40%..................................................   2,800,000       07/19/10        (9,806)



                       Agreement with Merrill Lynch Capital Markets Bank, Ltd.
                         dated July 15, 2005 to receive semi-annually 3.64% and
                         pay quarterly the 3 Month Canadian Bankers Acceptances
                         rate...................................................   4,400,000       07/15/10        (6,007)



                       Agreement with Merrill Lynch Capital Markets Bank, Ltd.
                         dated July 15, 2005 to receive semi-annually 3.64% and
                         pay quarterly the 3 Month Canadian Bankers Acceptances
                         rate...................................................   4,300,000       07/15/10        (5,080)



                       Agreement with Merrill Lynch Capital Markets Bank, Ltd.
                         dated July 25, 2005 to receive semi-annually 3.64% and
                         pay quarterly the 3 Month Canadian Bankers Acceptances
                         rate...................................................   5,700,000       10/25/10        12,890
                                                                                                                 ---------
                                                                                                                 $(18,305)
                                                                                                                 =========

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Telecommunications..........................      16.4%
    Leisure & Tourism...........................      10.7
    Broadcasting & Media........................       9.5
    Financial Services..........................       8.5
    Electric Utilities..........................       5.9
    Gas & Pipeline Utilities....................       5.3
    Energy Services.............................       5.2
    Repurchase Agreement........................       3.8
    Energy Sources..............................       3.4
    Chemicals...................................       2.9
    Automotive..................................       2.6
    Food, Beverage & Tobacco....................       2.6
    Forest Products.............................       2.5
    Health Services.............................       2.4
    Business Services...........................       2.3
    Retail......................................       2.2
    Insurance...................................       2.0
    Metals & Minerals...........................       1.9
    Real Estate Investment Trusts...............       1.8
    Medical Products............................       1.5
    Drugs.......................................       1.2
    Computer Services...........................       0.9
    Transportation..............................       0.8
    Electronics.................................       0.7
    Multi-Industry..............................       0.7
    Household Products..........................       0.6
    Real Estate Companies.......................       0.6
    Machinery...................................       0.4
    Plastics....................................       0.4
    Aerospace & Military Technology.............       0.2
    Apparel & Textiles..........................       0.1
    Internet Software...........................       0.1
    Water Utilities.............................       0.1
                                                    ------
                                                     100.2%
                                                    ======

    CREDIT QUALITY+#
    BBB.........................................       1.2%
    BB..........................................      20.8
    B...........................................      35.0
    CCC.........................................      27.0
    C...........................................       0.4
    Not Rated@..................................      15.6
                                                    ------
                                                     100.0%
                                                    ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 76.8%                                          AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.8%
                       Apparel & Textiles -- 0.1%
                       Warnaco, Inc. 8.88% due 06/15/13............................  $   450,000   $    495,000
                       Automotive -- 2.2%
                       American Axle & Manufacturing, Inc. 5.25% due 02/11/14......    1,200,000      1,104,000
                       Cooper-Standard Automotive, Inc. 8.38% due 12/15/14.........      920,000        809,600
                       Dana Corp. 5.85% due 01/15/15...............................    1,950,000      1,755,101
                       Diamond Triumph Autoglass 9.25% due 04/01/08(6).............      875,000        612,500
                       Dura Operating Corp. 9.00% due 05/01/09.....................      575,000        488,750
                       Dura Operating Corp., Series B 8.63% due 04/15/12...........      350,000        332,500
                       Ford Motor Co. 7.45% due 07/16/31...........................    2,400,000      2,034,857
                       Navistar International Corp. 6.25% due 03/01/12*............      144,000        141,840
                       Stanadyne Corp. 10.00% due 08/15/14.........................      375,000        373,125
                       Retail -- 1.5%
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      600,000        625,500
                       Ferrellgas LP 6.75% due 05/01/14............................    1,850,000      1,826,875
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........      275,000        228,250
                       Rent-Way, Inc. 11.88% due 06/15/10..........................    1,400,000      1,578,500
                       Rite Aid Corp. 6.88% due 08/15/13...........................      475,000        419,188
                       Saks, Inc. 9.88% due 10/01/11...............................      725,000        772,125
                                                                                                   -------------
                                                                                                     13,597,711
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.9%
                       Food, Beverage & Tobacco -- 2.6%
                       Alliance One International, Inc. 12.75% due 11/15/12*.......    1,125,000      1,068,750
                       Le-Natures, Inc. 9.00% due 12/15/05*........................      525,000        551,250
                       North Atlantic Holding Co., Inc. 12.25% due 03/01/14(2).....    2,150,000        569,750
                       North Atlantic Trading, Inc. 9.25% due 03/01/12.............    1,375,000      1,045,000
                       Sbarro, Inc. 11.00% due 09/15/09............................    1,300,000      1,316,250
                       Stater Brothers Holdings, Inc. 8.13% due 06/15/12...........    1,650,000      1,666,500
                       Wornick Co. 10.88% due 07/15/11.............................    2,800,000      2,884,000
                       Household Products -- 0.3%
                       Ames True Temper, Inc. 10.00% due 07/15/12..................      100,000         87,500
                       Jostens Holding Corp. 10.25% due 12/01/13(2)................    1,375,000        990,000
                       Revlon Consumer Products Corp. 8.63% due 02/01/08...........      150,000        145,125
                                                                                                   -------------
                                                                                                     10,324,125
                                                                                                   -------------
                       ENERGY -- 6.8%
                       Energy Services -- 3.7%
                       Belden & Blake Corp. 8.75% due 07/15/12.....................      475,000        497,563
                       Bluewater Finance, Ltd. 10.25% due 02/15/12(9)..............      425,000        459,000
                       Citgo Petroleum Corp. 6.00% due 10/15/11....................      575,000        577,875
                       Clayton Williams Energy, Inc. 7.75% due 08/01/13*...........      150,000        149,625
                       El Paso Production Holding Co. 7.75% due 06/01/13...........    2,900,000      3,077,625
                       Encore Acquisition Co. 6.00% due 07/15/15*..................      625,000        610,938
                       Encore Acquisition Co. 6.25% due 04/15/14...................      375,000        375,000
                       Encore Acquisition Co. 8.38% due 06/15/12...................      625,000        692,187
                       Exco Resources, Inc. 7.25% due 01/15/11.....................      650,000        664,625
                       Grant Prideco, Inc. 6.13% due 08/15/15*.....................      275,000        280,500

---------------------
    34

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Hanover Compressor Co. zero coupon due 03/31/07.............  $   375,000   $    337,500
                       Hilcorp Energy LP 10.50% due 09/01/10*......................    1,660,000      1,842,600
                       Oslo Seismic Services, Inc. 8.28% due 06/01/11..............    1,497,082      1,571,617
                       Seitel, Inc. 11.75% due 07/15/11............................    1,750,000      1,951,250
                       Energy Sources -- 3.1%
                       AES Drax Energy, Ltd., Series B 11.50% due 08/30/10+(1).....    4,590,000          4,590
                       Calpine Corp. 4.75% due 11/15/23............................   10,725,000      7,266,187
                       Calpine Corp. 8.75% due 07/15/13*...........................    2,600,000      1,937,000
                       Chesapeake Energy Corp. 6.25% due 01/15/18*.................    1,600,000      1,580,000
                       Chesapeake Energy Corp. 6.63% due 01/15/16*.................      225,000        232,313
                                                                                                   -------------
                                                                                                     24,107,995
                                                                                                   -------------
                       FINANCE -- 10.0%
                       Financial Services -- 8.5%
                       AAC Group Holding Corp. 10.25% due 10/01/12*(2).............      675,000        487,688
                       AMR HoldCo., Inc. 10.00% due 02/15/15*......................      950,000      1,016,500
                       Borden United States Finance Corp. 9.00% due 07/15/14*......      825,000        852,844
                       Caithness Coso Funding Corp., Series B 9.05% due 12/15/09...       17,169         18,886
                       Consolidated Communications Holdings 9.75% due 04/01/12*....    1,625,000      1,755,000
                       ESI Tractebel Acquisition Corp., Series B 7.99% due
                         12/30/11..................................................    1,051,000      1,100,156
                       Ford Motor Credit Co. 7.00% due 10/01/13....................    3,075,000      2,987,430
                       General Motors Acceptance Corp. 6.75% due 12/01/14..........    1,308,000      1,231,984
                       General Motors Acceptance Corp. 6.88% due 08/28/12..........    2,325,000      2,226,552
                       General Motors Acceptance Corp. 8.00% due 11/01/31..........   11,267,000     10,929,013
                       MedCath Holdings Corp. 9.88% due 07/15/12...................    1,250,000      1,390,625
                       PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09..............    1,725,000      1,250,625
                       PX Escrow Corp. 9.63% due 02/01/06(2).......................    2,505,000      2,454,900
                       Terra Capital, Inc. 11.50% due 06/01/10.....................    1,235,000      1,423,337
                       Terra Capital, Inc. 12.88% due 10/15/08.....................      675,000        799,875
                       Insurance -- 1.5%
                       Chukchansi Economic Development Authority 14.50% due
                         06/15/09*.................................................    3,525,000      4,309,313
                       Crum & Forster Holdings Corp. 10.38% due 06/15/13...........      950,000      1,045,000
                                                                                                   -------------
                                                                                                     35,279,728
                                                                                                   -------------
                       HEALTHCARE -- 4.1%
                       Drugs -- 0.2%
                       Mylan Laboratories, Inc 6.38% due 08/15/15*.................      525,000        526,312
                       Mylan Laboratories, Inc. 5.75% due 08/15/10*................      225,000        224,438
                       Health Services -- 2.4%
                       Community Health Systems, Inc. 6.50% due 12/15/12...........       50,000         50,688
                       Concentra Operating Corp. 9.13% due 06/01/12................      450,000        477,000
                       Curative Health Services, Inc. 10.75% due 05/01/11..........    1,175,000        922,375
                       Genesis Healthcare Corp. 2.50% due 03/15/25*................      650,000        671,125
                       Genesis Healthcare Corp. 8.00% due 10/15/13.................      500,000        543,750
                       HCA, Inc. 6.75% due 07/15/13................................    1,600,000      1,672,459
                       Pediatric Services of America, Inc. 10.00% due
                         04/15/08(3)...............................................      250,000        252,500
                       Psychiatric Solutions, Inc. 7.75% due 07/15/15*.............      517,000        527,340
                       Team Health, Inc. 9.00% due 04/01/12........................    1,025,000      1,071,125
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................    1,050,000      1,000,125
                       Triad Hospitals, Inc. 7.00% due 11/15/13....................      675,000        695,250
                       US Oncology, Inc. 10.75% due 08/15/14.......................      500,000        557,500
                       Medical Products -- 1.5%
                       CDRV Investors, Inc. 9.63% due 01/01/15(2)..................      950,000        484,500
                       Encore Medical IHC, Inc. 9.75% due 10/01/12.................      650,000        643,500
                       Inverness Medical Innovations, Inc. 8.75% due 02/15/12......    1,575,000      1,527,750

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       NeighborCare, Inc. 6.88% due 11/15/13.......................  $ 1,290,000   $  1,406,100
                       Universal Hospital Services, Inc. 10.13% due 11/01/11.......    1,175,000      1,210,250
                                                                                                   -------------
                                                                                                     14,464,087
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 3.9%
                       Aerospace & Military Technology -- 0.2%
                       Decrane Aircraft Holdings, Inc. 12.00% due 09/30/08.........    1,550,000        620,000
                       Business Services -- 2.3%
                       Affinity Group, Inc. 9.00% due 02/15/12.....................    1,525,000      1,563,125
                       Alderwoods Group, Inc. 7.75% due 09/15/12...................      425,000        449,438
                       Carriage Services, Inc. 7.88% due 01/15/15*.................    1,273,000      1,330,285
                       Di Finance/DynCorp. 9.50% due 02/15/13*.....................      825,000        818,812
                       FTI Consulting, Inc. 3.75% due 07/15/12*....................      100,000        100,000
                       FTI Consulting, Inc. 7.63% due 06/15/13*....................      425,000        431,906
                       H&E Equipment Services, LLC 11.13% due 06/15/12.............      825,000        911,625
                       Mobile Mini, Inc. 9.50% due 07/01/13........................      750,000        838,125
                       NationsRent Cos., Inc. 9.50% due 05/01/15...................    1,000,000      1,042,500
                       Service Corp. International 6.75% due 04/01/16..............      375,000        384,844
                       Machinery -- 0.4%
                       Briggs & Stratton Corp. 8.88% due 03/15/11..................      575,000        662,688
                       Dresser-Rand Group, Inc. 7.38% due 11/01/14*................      825,000        860,062
                       Venture Holdings Trust 11.00% due 06/01/07+(1)(5)...........      750,000          1,875
                       Multi-Industry -- 0.7%
                       Exide Corp. 10.00% due 03/15/25+(1)(3)(5)(6)................    1,975,000              0
                       Monitronics International, Inc. 11.75% due 09/01/10.........    1,600,000      1,668,000
                       Park-Ohio Industries, Inc. 8.38% due 11/15/14*..............      725,000        681,500
                       Transportation -- 0.3%
                       Petroleum Helicopters, Inc. 9.38% due 05/01/09..............      350,000        367,937
                       Progress Rail Services Corp. 7.75% due 04/01/12*............      800,000        818,000
                                                                                                   -------------
                                                                                                     13,550,722
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 17.0%
                       Broadcasting & Media -- 7.0%
                       Adelphia Communications Corp. 10.25% due 06/15/11+(1)(5)....      750,000        675,938
                       Charter Communications Holdings, LLC 9.63% due 11/15/09.....    2,250,000      1,800,000
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(2)...............................................    4,350,000      3,398,437
                       Charter Communications Holdings, LLC 10.00% due 05/15/11....      625,000        489,063
                       Charter Communications Holdings, LLC 10.25% due 01/15/10....      500,000        398,750
                       Charter Communications Holdings, LLC 10.75% due 10/01/09....    3,200,000      2,624,000
                       Charter Communications Holdings, LLC 11.13% due 01/15/11....    3,725,000      2,970,687
                       Citadel Broadcasting Corp. 1.88% due 02/15/11...............      925,000        714,563
                       Coleman Cable, Inc. 9.88% due 10/01/12*.....................      275,000        244,750
                       Fisher Communications. Inc. 8.63% due 09/15/14..............    1,225,000      1,326,062
                       Haights Cross Operating Co. 11.75% due 08/15/11.............      875,000        959,219
                       Muzak Finance Corp., LLC 9.88% due 03/15/09.................      560,000        302,400
                       Nexstar Finance Holdings, LLC 11.38% due 04/01/13(2)........    2,575,000      1,960,219
                       Nextmedia Operating, Inc. 10.75% due 07/01/11...............      525,000        572,906
                       Paxson Communications Corp. 12.25% due 01/15/09(2)..........    3,275,000      3,111,250
                       Young Broadcasting, Inc. 8.75% due 01/15/14.................    1,100,000        962,500
                       Young Broadcasting, Inc. 10.00% due 03/01/11(9).............    2,350,000      2,220,750
                       Leisure & Tourism -- 10.0%
                       AMC Entertainment, Inc. 8.00% due 03/01/14..................       50,000         46,000
                       American Airlines, Inc. Series 91B1 9.71% due 01/30/07*.....      525,921        500,940
                       American Airlines, Inc. Series 01-1A Pass Through 6.82% due
                         05/23/11..................................................    1,800,000      1,719,666
                       Atlas Air Worldwide Holdings, Inc. 9.06% due 07/02/17.......    1,281,640      1,175,956

---------------------
    36

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Atlas Air, Inc. Series 00-1A Pass Through 8.71% due
                         01/02/19..................................................  $ 2,494,197   $  2,552,486
                       Atlas Air, Inc. Series 99-1A Pass Through 6.88% due
                         07/02/09..................................................    2,293,192      2,189,222
                       Atlas Air, Inc. Series 99-1A Pass Through 7.20% due
                         01/02/19..................................................      460,271        451,116
                       Atlas Air, Inc. Series 99-1B Pass Through 7.63% due
                         01/02/15..................................................    6,100,446      4,960,058
                       Atlas Air, Inc. Series 99-1C Pass Through 8.77% due
                         01/02/11..................................................      586,827        324,556
                       Continental Airlines, Inc. 8.31% due 10/02/19...............      551,726        475,290
                       Continental Airlines, Inc., Series 99-2 Pass Through 7.73%
                         due 03/15/11..............................................      442,414        355,384
                       Continental Airlines, Inc., Series 991C Pass Through 6.95%
                         due 08/02/09..............................................      826,960        718,962
                       Delta Air Lines, Inc. Pass Through 7.57% due 11/18/10(11)...    2,350,000      2,185,377
                       Delta Air Lines, Inc. 8.30% due 12/15/29(11)................    2,500,000        562,500
                       Delta Air Lines, Inc. 9.50% due 11/18/08*(11)...............    1,150,000        908,500
                       Delta Air Lines, Inc. 10.00% due 08/15/08(11)...............    3,050,000        884,500
                       Eldorado Resorts, LLC 9.00% due 04/15/14(3).................    3,250,000      3,250,000
                       Hollywood Casino Corp., (Shreveport) 13.00% due
                         08/01/06+(1)..............................................    2,965,000      2,283,050
                       Riviera Holdings Corp. 11.00% due 06/15/10#.................    1,000,000      1,097,500
                       Six Flags, Inc. 4.50% due 05/15/15..........................    2,900,000      3,059,500
                       True Temper Sports, Inc. 8.38% due 09/15/11.................    1,610,000      1,497,300
                       Turning Stone Casino Resort Enterprise 9.13% due
                         12/15/10*.................................................      625,000        662,500
                       Waterford Gaming, LLC 8.63% due 09/15/12*...................    1,369,000      1,457,985
                       Worldspan LP 9.52% due 02/15/11*(8).........................    2,350,000      2,173,750
                                                                                                   -------------
                                                                                                     60,223,592
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 9.0%
                       Computer Services -- 0.9%
                       Activant Solutions, Inc. 9.50% due 04/01/10*(8).............      675,000        695,250
                       Sungard Data Systems, Inc. 9.13% due 08/15/13*..............    1,400,000      1,454,250
                       Sungard Data Systems, Inc. 10.25% due 08/15/15*.............      950,000        984,437
                       Electronics -- 0.4%
                       Celestica, Inc. 7.63% due 07/01/13..........................      350,000        353,500
                       Sanmina-SCI Corp. 6.75% due 03/01/13........................      600,000        577,500
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      375,000        400,313
                       Internet Software -- 0.1%
                       Spheris, Inc. 11.00% due 12/15/12*..........................      500,000        486,250
                       Telecommunications -- 7.6%
                       Alaska Communications Systems Holdings, Inc. 9.88% due
                         08/15/11..................................................      212,000        231,080
                       American Cellular Corp. 10.00% due 08/01/11.................    3,575,000      3,744,812
                       Cincinnati Bell, Inc. 7.18% due 12/15/23....................      450,000        450,000
                       Cincinnati Bell, Inc. 7.20% due 11/29/23....................    1,850,000      1,813,000
                       Cincinnati Bell, Inc. 7.25% due 06/15/23....................      275,000        264,000
                       Cincinnati Bell, Inc. 8.38% due 01/15/14....................      350,000        360,500
                       Insight Communications, Inc. 12.50% due 02/15/11(2).........    1,950,000      1,984,125
                       Intelsat Ltd. Finance Co. 9.25% due 02/01/15*(2)............    1,275,000        876,562
                       LCI International, Inc. 7.25% due 06/15/07..................    9,400,000      9,212,000
                       Rural Cellular Corp. 9.63% due 05/15/08.....................    1,200,000      1,197,000
                       Rural Cellular Corp. 9.75% due 01/15/10.....................    1,875,000      1,867,969
                       Triton PCS, Inc. 8.50% due 06/01/13.........................      350,000        322,000
                       TSI Telecommunications Holdings, LLC 12.75% due 02/01/09....      350,000        388,500
                       United States West Communications, Inc. 7.13% due
                         11/15/43..................................................    2,500,000      2,125,000
                       United States West Communications, Inc. 7.25% due
                         10/15/35..................................................    1,050,000        931,875
                       United States West Communications, Inc. 7.50% due
                         06/15/23..................................................      250,000        228,750
                       VALOR Telecommunications Enterprises, LLC 7.75% due
                         02/15/15*.................................................      875,000        868,438
                                                                                                   -------------
                                                                                                     31,817,111
                                                                                                   -------------
                       MATERIALS -- 6.3%
                       Chemicals -- 1.8%
                       BCI US Finance Corp. 9.10% due 10/15/05*(8).................      775,000        786,625
                       Equistar Chemicals LP 8.75% due 02/15/09....................      575,000        610,937

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Chemicals (continued)
                       Equistar Chemicals LP 10.63% due 05/01/11...................  $ 1,575,000   $  1,756,125
                       Huntsman Advanced Materials, LLC 11.00% due 07/15/10........    1,475,000      1,677,812
                       Huntsman, LLC 11.50% due 07/15/12...........................       99,000        115,335
                       Rockwood Specialties Group, Inc. 7.50% due 11/15/14*........      800,000        808,000
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........      525,000        581,438
                       Forest Products -- 2.2%
                       Associated Materials, Inc. 11.25% due 03/01/14(2)...........    1,875,000      1,190,625
                       Boise Cascade, LLC 6.47% due 10/17/05(8)....................    2,600,000      2,626,000
                       Caraustar Industries, Inc. 9.88% due 04/01/11...............      300,000        305,250
                       Constar International, Inc. 6.64% due 08/15/05*(8)..........      625,000        600,000
                       Dayton Superior Corp. 10.75% due 09/15/08...................      600,000        624,000
                       FiberMark, Inc. 10.75% due 04/15/11+(1)(5)(6)...............      925,000        573,500
                       Specialty Paperboard, Inc. 9.38% due 10/15/06+(1)(5)........    3,850,000      2,271,500
                       Metals & Minerals -- 1.9%
                       AK Steel Corp. 7.88% due 02/15/09...........................      325,000        313,625
                       Allegheny Technologies, Inc. 8.38% due 12/15/11.............      675,000        708,750
                       Chaparral Steel Co. 10.00% due 07/15/13*....................      500,000        523,750
                       Crown Cork & Seal Co., Inc. 8.00% due 04/15/23..............    1,825,000      1,847,812
                       CSN Islands IX Corp. 10.00% due 01/15/15*...................      450,000        479,250
                       CSN Islands VIII Corp. 9.75% due 12/16/13*..................    1,625,000      1,730,625
                       Freeport McMoRan, Inc. 7.00% due 02/15/08...................      975,000      1,011,563
                       Renco Metals, Inc. 11.50% due 07/01/03+(1)(3)(5)(6)(7)......      600,000              0
                       Plastics -- 0.4%
                       Huntsman Packaging Corp. 13.00% due 06/01/10................      725,000        587,250
                       Pliant Corp. 13.00% due 06/01/10............................    1,025,000        830,250
                                                                                                   -------------
                                                                                                     22,560,022
                                                                                                   -------------
                       REAL ESTATE -- 1.8%
                       Real Estate Companies -- 0.6%
                       Trustreet Properties, Inc. 7.50% due 04/01/15*..............    1,875,000      1,926,562
                       Real Estate Investment Trusts -- 1.2%
                       National Health Investors, Inc. 7.30% due 07/16/07..........    1,275,000      1,314,043
                       Omega Healthcare Investors, Inc. 6.95% due 08/01/07.........      300,000        303,000
                       Omega Healthcare Investors, Inc. 7.00% due 04/01/14.........      625,000        634,375
                       Senior Housing Property Trust 8.63% due 01/15/12(9).........    1,800,000      2,020,500
                                                                                                   -------------
                                                                                                      6,198,480
                                                                                                   -------------
                       UTILITIES -- 11.2%
                       Electric Utilities -- 5.9%
                       AES Corp. 8.88% due 11/01/27................................    1,632,000      1,787,040
                       Calpine Corp. 7.75% due 06/01/15............................      425,000        426,063
                       Mirant Corp. 7.90% due 07/15/09+*(1)(5).....................    9,850,000      9,382,125
                       Mission Energy Holding Co. 13.50% due 07/15/08..............    7,650,000      9,141,750
                       Unisource Energy Corp. (Convertible) 4.50% due 03/01/35*....      200,000        205,500
                       Gas & Pipeline Utilities -- 5.3%
                       Colorado Interstate Gas Co. 6.85% due 06/15/37..............    1,000,000      1,036,531
                       Dynegy-Roseton Danskammer 7.67% due 11/08/16................    2,475,000      2,425,500
                       El Paso Natural Gas Co. 7.63% due 08/01/10..................      775,000        815,848
                       El Paso Natural Gas Co. 8.63% due 01/15/22..................    2,150,000      2,540,982
                       NGC Corp. Capital Trust 8.32% due 06/01/27..................    7,500,000      6,750,000
                       Pacific Energy Partners LP 7.13% due 06/15/14...............    1,025,000      1,083,937
                       Pride International, Inc. 7.38% due 07/15/14................      425,000        466,438

---------------------
    38

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....  $   775,000   $    937,750
                       Williams Cos., Inc. 7.88% due 09/01/21......................    2,225,000      2,575,437
                                                                                                   -------------
                                                                                                     39,574,901
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $264,005,247).....................                 271,698,474
                                                                                                   -------------

                       FOREIGN BONDS & NOTES -- 7.3%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Housing -- 0.0%
                       International Utility Structures, Inc. 10.75% due
                         02/01/08+(1)(3)(5)(6).....................................    3,329,000         66,580
                       Retail -- 0.4%
                       Jean Coutu Group, Inc. 8.50% due 08/01/14...................    1,525,000      1,511,656
                                                                                                   -------------
                                                                                                      1,578,236
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.3%
                       Household Products -- 0.3%
                       Vitro Envases Norteamerica SA 9.12% due 02/24/06(6).........    1,000,000      1,007,500
                                                                                                   -------------
                       ENERGY -- 0.8%
                       Energy Services -- 0.5%
                       North American Energy Partners, Inc. 8.75% due 12/01/11*....      625,000        556,250
                       North American Energy Partners, Inc. 9.00% due 05/15/10.....    1,300,000      1,326,000
                       Energy Sources -- 0.3%
                       AES Chivor SA 9.75% due 12/30/14*...........................      900,000        967,500
                                                                                                   -------------
                                                                                                      2,849,750
                                                                                                   -------------
                       FINANCE -- 0.5%
                       Financial Services -- 0.0%
                       Digicel, Ltd. 9.25% due 09/01/12*...........................       25,000         25,688
                       Insurance -- 0.5%
                       Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15.........    1,800,000      1,746,000
                                                                                                   -------------
                                                                                                      1,771,688
                                                                                                   -------------
                       HEALTHCARE -- 1.0%
                       Drugs -- 1.0%
                       Elan Capital Corp. (Convertible) 6.50% due 11/10/08(6)......      400,000        501,040
                       Elan Finance PLC/Elan Finance Corp. 7.27% due
                         08/15/05*(8)..............................................    1,300,000      1,140,750
                       Elan Finance PLC/Elan Finance Corp. 7.75% due 11/15/11*.....    2,075,000      1,805,250
                                                                                                   -------------
                                                                                                      3,447,040
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       Transportation -- 0.5%
                       Ashtead Holdings, PLC 8.63% due 08/01/15*...................      225,000        232,875
                       Grupo Transportation Ferroviaria Mexicana SA de CV 9.38% due
                         05/01/12*.................................................      800,000        856,000
                       Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14................      825,000        732,188
                                                                                                   -------------
                                                                                                      1,821,063
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.0%
                       Broadcasting & Media -- 1.4%
                       Rogers Cable, Inc 5.50% due 03/15/14........................      300,000        286,500
                       Rogers Cable, Inc 6.25% due 06/15/13........................      125,000        125,625
                       Rogers Cable, Inc. 8.75% due 05/01/32.......................      600,000        696,000
                       Telenet Group Holding NV 11.50% due 06/15/14*(2)............    4,750,000      3,823,750

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 0.6%
                       Corporacion Interamericana de Entretenimiento SA de CV 8.88%
                         due 06/14/15*.............................................  $   850,000   $    838,525
                       Grupo Posadas SA dE CV 11.50% due 10/04/11*.................    1,175,000      1,257,250
                                                                                                   -------------
                                                                                                      7,027,650
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.3%
                       Electronics -- 0.3%
                       Magnachip Semiconductor SA 8.00% due 12/15/14*..............      550,000        532,125
                       STATS ChipPac, Ltd. 6.75% due 11/15/11......................      400,000        387,000
                       Telecommunications -- 0.0%
                       Empresa Brasileira de Telcom SA 11.00% due 12/15/08.........      130,000        145,600
                                                                                                   -------------
                                                                                                      1,064,725
                                                                                                   -------------
                       MATERIALS -- 1.4%
                       Chemicals -- 1.1%
                       Rhodia SA 8.88% due 06/01/11................................    3,900,000      3,783,000
                       Forest Products -- 0.3%
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10...............      550,000        577,500
                       Abitibi-Consolidated, Inc. 8.85% due 08/01/30...............       50,000         48,750
                       Tembec Industries, Inc. 8.63% due 06/30/09..................      425,000        360,187
                                                                                                   -------------
                                                                                                      4,769,437
                                                                                                   -------------
                       UTILITIES -- 0.1%
                       Water Utilities -- 0.1%
                       Cia de Saneamento Basico do Estado de Sao Paulo 12.00% due
                         06/20/08*.................................................      325,000        367,250
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $28,101,428)..............                  25,704,339
                                                                                                   -------------
                       COMMON STOCK -- 11.3%                                           SHARES
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Automotive -- 0.4%
                       Nes Rentals Holding, Inc.+..................................      184,305      1,557,377
                                                                                                   -------------
                       ENERGY -- 1.0%
                       Energy Services -- 1.0%
                       Trico Marine Services, Inc.+(9).............................      165,000      3,390,750
                       Energy Sources -- 0.0%
                       Tri-Union Development Corp.+(3)(6)..........................        1,297             13
                       Tribo Petroleum Corp. Class A+(3)(6)........................        2,200             22
                                                                                                   -------------
                                                                                                      3,390,785
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Broadcasting & Media -- 0.4%
                       Charter Communications, Inc., Class A+......................    1,000,000      1,350,000
                       Leisure & Tourism -- 0.1%
                       Capital Gaming International, Inc.+(3)......................          103              0
                       Magna Entertainment Corp.+..................................       61,900        426,491
                       Shreveport Gaming Holdings, Inc. ...........................        2,402         55,301
                                                                                                   -------------
                                                                                                      1,831,792
                                                                                                   -------------

---------------------
    40

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 8.8%
                       Telecommunications -- 8.8%
                       Dobson Communications Corp., Class A+.......................       28,964   $    204,196
                       iPCS, Inc.+.................................................      427,262     17,440,835
                       IWO Holdings, Inc.+.........................................      401,563     13,291,735
                                                                                                   -------------
                                                                                                     30,936,766
                                                                                                   -------------
                       REAL ESTATE -- 0.6%
                       Real Estate Investment Trusts -- 0.6%
                       MeriStar Hospitality Corp.+(9)..............................      252,325      2,250,739
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $18,785,232).......................                  39,967,459
                                                                                                   -------------
                       PREFERRED STOCK -- 1.0%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Retail -- 0.3%
                       General Nutrition Centers, Inc. 12.00%(4)(6)(12)............          900        598,500
                       Rent-Way, Inc. 8.00% (Convertible)(3)(6)(12)................           20        326,537
                                                                                                   -------------
                                                                                                        925,037
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.7%
                       Broadcasting & Media -- 0.7%
                       Paxson Communications Corp. 13.25%(4).......................          379      2,501,400
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $4,445,188).....................                   3,426,437
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11 (strike price
                         $0.01)*(3)(6).............................................        1,000             10
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Knology, Inc. Expires 10/22/07 (strike price
                         $0.10)*(3)(6).............................................        6,000          1,500
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       GT Group Telecom, Inc. Expires 02/01/10 (strike price
                         $0.00)*(3)(6).............................................        2,400             24
                       KMC Telecom Holdings, Inc. Expires 04/15/08 (strike price
                         $0.01)(3)(6)..............................................        4,650              0
                       Leap Wireless International, Inc. Expires 04/15/10
                         (strike price $96.80)*(3)(6)..............................        3,500              0
                       Leap Wireless, Inc. Expires 04/15/10 (strike price
                         $96.80)*(3)(6)............................................        3,700              0
                                                                                                   -------------
                                                                                                             24
                                                                                                   -------------
                       TOTAL WARRANTS (cost $208,985)..............................                       1,534
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $315,546,080)...                 340,798,243
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENTS -- 3.8%                                   AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase
                         Agreement(10).............................................  $   505,000   $    505,000
                       UBS Warburg, LLC Joint Repurchase Agreement(10).............   13,000,000     13,000,000
                                                                                                   -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $13,505,000)..............                  13,505,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $329,051,080)@                           100.2%                      354,303,243
                       Liabilities in excess of other assets --          (0.2)                         (714,069)
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $353,589,174
                                                                        ======                     =============

              -----------------------------

                        +    Non-income producing security.
                        #    Security represents an investment in an affiliated company;
                             see Note 8.
                        *    Securities exempt from registration under Rule 144A of the
                             Securities Act of 1933. These securities may be sold in
                             transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2005, the
                             aggregate value of these securities was $63,966,737
                             representing 18.1% of net assets. Unless otherwise
                             indicated, these securities are not considered to be
                             illiquid.
                        @    See Note 3 for cost of investments on a tax basis.
                       (1)   Bond in default
                       (2)   Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
                       (3)   Fair valued security; see Note 2
                       (4)   PIK ("Payment-in-Kind") security. Payments made with
                             additional securities in lieu of cash.
                       (5)   Company has filed Chapter 11 bankruptcy.
                       (6)   Illiquid security
                       (7)   Security is subject to litigation, the outcome of which is still to be determined.
                       (8)   Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The
                             rate reflected is as of July 31, 2005.
                       (9)   The security or a portion thereof represents collateral for securities sold short.
                       (10)  See Note 2 for details of Joint Repurchase Agreement.
                       (11)  Subsequent to July 31, 2005, the company has filed Chapter
                             11.
                       (12)  To the extent permitted by the Statement of Additional
                             Information, the High-Yield Bond Portfolio may invest in
                             restricted securities. These restricted securities are
                             valued pursuant to Note 2. Restricted securities held by a
                             Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of
                             1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of
                             widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may
                             substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31,
                             2005, the High-Yield Bond Portfolio held the following
                             restricted securities:

              ------------------------------------------------------------------

                                                                       ACQUISITION            ACQUISITION    MARKET       % OF
                                            NAME                          DATE       SHARES      COST        VALUE     NET ASSETS
                       ----------------------------------------------------------------------------------------------------------
                       Rent-Way, Inc. 8.00% (Convertible) Preferred
                         Stock                                          05/29/03       20      $200,000     $598,500      0.2%
                       General Nutrition Centers Inc. 12.00% Preferred
                         Stock                                          12/18/03      900       905,400      326,537      0.1
                                                                                                            --------      ---
                                                                                                            $925,037      0.3%
                                                                                                            ========      ===

              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

                                                                                      PRINCIPAL       VALUE
                       FOREIGN BONDS & NOTES -- SHORT POSITIONS -- (0.3%)              AMOUNT        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS -- (0.3%)
                       Forest Products -- (0.3%)
                       Ainsworth Lumber Co., Ltd. 6.75% due 03/15/14 (Proceeds
                         $(1,257,750))                                               $(1,300,000)  $(1,192,750)
                                                                                                   ------------

              See Notes to Financial Statements
---------------------
    42

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Foreign Government Bonds.....................     36.0%
    Financial Services...........................      9.4
    Telecommunications...........................      4.5
    Energy Sources...............................      4.4
    Chemicals....................................      3.9
    Gas & Pipeline Utilities.....................      3.5
    Repurchase Agreement.........................      3.5
    Business Services............................      3.3
    Leisure & Tourism............................      3.3
    Broadcasting & Media.........................      3.0
    Forest Products..............................      2.6
    Energy Services..............................      2.1
    Food, Beverage & Tobacco.....................      1.9
    Retail.......................................      1.9
    Electric Utilities...........................      1.6
    Automotive...................................      1.5
    Machinery....................................      1.4
    Health Services..............................      1.3
    Electronics..................................      1.2
    Multi-Industry...............................      1.1
    Metals & Minerals............................      1.0
    Apparel & Textiles...........................      0.8
    Banks........................................      0.8
    Communication Equipment......................      0.7
    Transportation...............................      0.7
    Medical Products.............................      0.6
    Drugs........................................      0.5
    Housing......................................      0.5
    Internet Content.............................      0.5
    Aerospace & Military Technology..............      0.4
    Household Products...........................      0.3
    Computer Services............................      0.2
    Building Materials...........................      0.1
                                                      -----
                                                      98.5%
                                                      =====

COUNTRY ALLOCATION*
United States....................................     50.5%
Brazil...........................................      7.8
Russia...........................................      6.9
Mexico...........................................      5.4
Philippines......................................      3.9
Canada...........................................      2.5
Germany..........................................      2.0
Malaysia.........................................      2.0
Venezuela........................................      2.0
Netherlands......................................      1.9
Panama...........................................      1.7
Luxembourg.......................................      1.6
Turkey...........................................      1.6
Argentina........................................      1.5
Peru.............................................      1.3
Chile............................................      0.9
Nigeria..........................................      0.8
Colombia.........................................      0.7
France...........................................      0.7
Bangladesh.......................................      0.6
Bermuda..........................................      0.5
Qatar............................................      0.5
Belgium..........................................      0.3
Bulgaria.........................................      0.3
Tunisia..........................................      0.3
Ireland..........................................      0.2
China............................................      0.1
                                                      -----
                                                      98.5%
                                                      =====

CREDIT QUALITY+#
A...............................................     3.2%
BBB.............................................    21.2
BB..............................................    31.6
B...............................................    31.2
CCC.............................................     6.0
Below C.........................................     0.3
Not Rated@......................................     6.5
                                                   ------
                                                   100.0%
                                                   ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's.
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba VanKampen)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                       PRINCIPAL        VALUE
                       BONDS & NOTES -- 46.5%                                          AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.3%
                       Apparel & Textiles -- 0.8%
                       Brown Shoe, Inc. 8.75% due 05/01/12.........................  $     180,000   $   192,600
                       Levi Strauss & Co. 8.25% due 10/03/05(1)....................        460,000       460,000
                       Oxford Industries, Inc. 8.88% due 06/01/11..................        105,000       112,613
                       Automotive -- 1.5%
                       Arvinmeritor, Inc. 8.75% due 03/01/12.......................         95,000       102,125
                       AutoNation, Inc. 9.00% due 08/01/08.........................        225,000       248,062
                       Lear Corp., Series B 8.11% due 05/15/09.....................        130,000       134,720
                       Meritor Automotive, Inc. 6.80% due 02/15/09.................        125,000       125,000
                       Sonic Automotive, Inc. 8.63% due 08/15/13...................        435,000       448,050
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................        313,000       350,560
                       Housing -- 0.5%
                       Technical Olympic USA, Inc. 7.50% due 01/15/15..............         75,000        69,000
                       Technical Olympic USA, Inc. 9.00% due 07/01/10..............        225,000       232,875
                       Technical Olympic USA, Inc. 10.38% due 07/01/12.............        135,000       143,775
                       Retail -- 1.5%
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........        260,000       215,800
                       Interface, Inc. 7.30% due 04/01/08..........................         50,000        51,000
                       Interface, Inc. 9.50% due 02/01/14..........................        205,000       210,125
                       Interface, Inc. 10.38% due 02/01/10.........................         60,000        66,600
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................        185,000       176,212
                       Petro Stopping Centers LP 9.00% due 02/15/12................        310,000       314,650
                       Rite Aid Corp. 8.13% due 05/01/10...........................        200,000       206,250
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................         71,000        78,988
                                                                                                     ------------
                                                                                                       3,939,005
                                                                                                     ------------
                       CONSUMER STAPLES -- 2.2%
                       Food, Beverage & Tobacco -- 1.9%
                       Delhaize America, Inc. 8.13% due 04/15/11...................        260,000       289,964
                       Michael Foods, Inc. 8.00% due 11/15/13......................        155,000       159,263
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................        115,000       129,087
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................        345,000       376,050
                       RJ Reynolds Tobacco Holdings, Inc. 6.50% due 07/15/10*......        215,000       213,925
                       Smithfield Foods, Inc. 7.00% due 08/01/11...................        375,000       392,812
                       Smithfield Foods, Inc. 7.75% due 05/15/13...................        100,000       110,000
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................         50,000        54,000
                       Household Products -- 0.3%
                       Amscan Holdings, Inc. 8.75% due 05/01/14....................        125,000       115,625
                       DEL Laboratories, Inc. 8.00% due 02/01/12...................         95,000        76,950
                       Spectrum Brands, Inc. 7.38% due 02/01/15....................         75,000        74,063
                                                                                                     ------------
                                                                                                       1,991,739
                                                                                                     ------------
                       ENERGY -- 5.5%
                       Energy Services -- 2.1%
                       Citgo Petroleum Corp. 6.00% due 10/15/11....................        215,000       216,075
                       CMS Energy Corp. 7.50% due 01/15/09.........................        300,000       315,750
                       El Paso Production Holding Co. 7.75% due 06/01/13...........        415,000       440,419

---------------------

                                                                                       PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Hanover Compressor Co. 8.63% due 12/15/10...................  $      40,000   $    42,200
                       Hanover Compressor Co. 9.00% due 06/01/14...................         70,000        76,300
                       Hanover Equipment Co. 8.50% due 09/01/08....................        140,000       145,950
                       Hanover Equipment Co. 8.75% due 09/01/11....................        105,000       112,087
                       Hilcorp Energy LP 10.50% due 09/01/10*......................        315,000       349,650
                       Magnum Hunter Resources, Inc. 9.60% due 03/15/12............         84,000        93,240
                       PSEG Energy Holdings, Inc. 8.63% due 02/15/08...............        175,000       186,813
                       Energy Sources -- 3.4%
                       Chesapeake Energy Corp. 6.63% due 01/15/16*.................        135,000       139,387
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................        275,000       297,344
                       Foundation Pennsylvania Coal Co. 7.25% due 08/01/14.........         70,000        74,025
                       Pemex Project Funding Master Trust 4.71% due 09/15/05*(1)...      1,000,000     1,030,000
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......      1,130,000     1,318,710
                       Tesoro Petroleum Corp. 9.63% due 04/01/12...................        115,000       127,650
                       Vintage Petroleum, Inc. 7.88% due 05/15/11..................        125,000       131,562
                                                                                                     ------------
                                                                                                       5,097,162
                                                                                                     ------------
                       FINANCE -- 4.9%
                       Financial Services -- 4.9%
                       CA FM Lease Trust 8.50% due 07/15/17*.......................        230,157       257,877
                       Citigroup Global Markets Holdings, Inc. due 08/23/05
                         (Turkish Lira Linked).....................................        450,000       627,750
                       Citigroup Global Markets Holdings, Inc. due 09/01/05
                         (Turkish Lira Linked).....................................        405,000       577,975
                       Citigroup Global Markets Holdings, Inc. due 09/28/06
                         (Turkish Lira Linked).....................................        330,000       353,265
                       Citigroup Global Markets Holdings, Inc. due 02/23/06
                         (Turkish Lira Linked).....................................        380,000       561,526
                       General Motors Acceptance Corp. 4.38% due 12/10/07..........        245,000       231,685
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........        145,000       139,942
                       General Motors Acceptance Corp. 6.88% due 08/28/12..........        465,000       445,310
                       MedCath Holdings Corp. 9.88% due 07/15/12...................        220,000       244,750
                       Pemex Project Funding Master Trust 9.50% due 09/15/27.......        280,000       364,000
                       Refco Finance Holdings LLC 9.00% due 08/01/12...............        410,000       442,800
                       RMCC Acquisition Co. 9.50% due 11/01/12*....................        235,000       232,650
                                                                                                     ------------
                                                                                                       4,479,530
                                                                                                     ------------
                       HEALTHCARE -- 2.4%
                       Drugs -- 0.5%
                       AmerisourceBergen Corp. 8.13% due 09/01/08..................        200,000       215,500
                       Warner Chilcott Corp. 8.75% due 02/01/15*...................        215,000       212,313
                       Health Services -- 1.3%
                       Community Health Systems, Inc. 6.50% due 12/15/12...........        180,000       182,475
                       Extendicare Health Services, Inc. 6.88% due 05/01/14........        485,000       482,575
                       HCA, Inc. 6.30% due 10/01/12................................         50,000        50,817
                       HCA, Inc. 7.69% due 06/15/25................................        275,000       291,374
                       National Nephrology Associates, Inc. 9.00% due 11/01/11*....         40,000        44,700
                       Tenet Healthcare Corp. 7.38% due 02/01/13...................         85,000        83,300
                       Tenet Healthcare Corp. 9.88% due 07/01/14...................        100,000       107,000
                       Medical Products -- 0.6%
                       DaVita, Inc. 6.63% due 03/15/13*............................        180,000       185,850
                       Fresenius Medical Care Capital Trust II 7.88% due
                         02/01/08..................................................        370,000       386,650
                                                                                                     ------------
                                                                                                       2,242,554
                                                                                                     ------------
                       INDUSTRIAL & COMMERCIAL -- 6.2%
                       Aerospace & Military Technology -- 0.4%
                       K&F Acquisition, Inc. 7.75% due 11/15/14....................        355,000       363,875
                       Business Services -- 3.2%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........        150,000       170,250
                       Allied Waste North America, Inc. 7.25% due 03/15/15*........        125,000       123,125

                                                           ---------------------

                                                                                       PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........  $     155,000   $   161,200
                       Allied Waste North America, Inc. 8.50% due 12/01/08.........        100,000       105,375
                       Allied Waste North America, Inc. 8.88% due 04/01/08.........        200,000       211,000
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........         47,000        51,289
                       Buhrmann U.S., Inc. 7.88% due 03/01/15*.....................         90,000        89,100
                       Buhrmann U.S., Inc. 8.25% due 07/01/14......................        225,000       228,375
                       CanWest Media, Inc. 8.00% due 12/14/05......................        359,679       381,709
                       Iron Mountain, Inc. 7.75% due 01/15/15......................        210,000       216,300
                       Iron Mountain, Inc. 8.63% due 04/01/13......................        225,000       236,250
                       JohnsonDiversey, Inc. 9.63% due 05/15/12....................        205,000       209,613
                       Nortek, Inc. 8.50% due 09/01/14.............................        330,000       321,337
                       Pliant Corp. 13.00% due 06/01/10............................        145,000       117,450
                       Propex Fabrics, Inc. 10.00% due 12/01/12....................        175,000       168,875
                       Machinery -- 1.4%
                       Amsted Industries, Inc. 10.25% due 10/15/11*................        335,000       361,800
                       Flowserve Corp. 12.25% due 08/15/10.........................         65,000        69,225
                       Hexcel Corp. 6.75% due 02/01/15.............................        205,000       207,050
                       Manitowoc Co., Inc. 10.38% due 05/15/11.....................        260,000       345,185
                       NMHG Holding Co. 10.00% due 05/15/09........................        265,000       280,900
                       Multi-Industry -- 1.1%
                       Goodman Global Holdings, Inc. 6.62% due 12/15/05*(1)........         75,000        75,375
                       Goodman Global Holdings, Inc. 7.88% due 12/15/12*...........        320,000       307,200
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....        410,000       420,250
                       Koppers, Inc. 9.88% due 10/15/13............................         65,000        70,850
                       VWR International, Inc. 6.88% due 04/15/12..................         95,000        93,337
                       VWR International, Inc. 8.00% due 04/15/14..................        100,000        96,250
                       Transportation -- 0.2%
                       Hertz Corp. 7.40% due 03/01/11..............................         55,000        53,195
                       Hertz Corp. 7.63% due 06/01/12..............................        170,000       166,086
                                                                                                     ------------
                                                                                                       5,701,826
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 5.7%
                       Broadcasting & Media -- 2.4%
                       Cablevision Systems Corp. 7.89% due 10/01/05(1).............        335,000       345,469
                       Charter Communications Holdings LLC 13.50% due
                         01/15/11(2)...............................................        220,000       179,300
                       Charter Communications Holdings, LLC 10.25% due 01/15/10....        195,000       155,512
                       Dex Media East LLC 12.13% due 11/15/12......................        101,000       120,442
                       Dex Media West LLC 9.88% due 08/15/13.......................        156,000       177,840
                       Houghton Mifflin Co. 11.50% due 10/15/13(2).................        175,000       137,375
                       Houghton Mifflin Co. 9.88% due 02/01/13.....................        265,000       288,850
                       Primedia, Inc. 8.88% due 05/15/11...........................        300,000       316,125
                       Renaissance Media Group LLC 10.00% due 04/15/08(2)..........         95,000        94,644
                       Salem Communications Holding Corp. 9.00% due 07/01/11.......        390,000       416,325
                       Leisure & Tourism -- 3.3%
                       AMC Entertainment, Inc. 7.52% due 08/15/05(1)...............        155,000       160,813
                       Harrah's Operating Co., Inc. 7.88% due 12/15/05.............        195,000       196,950
                       Host Marriott LP 7.13% due 11/01/13.........................        520,000       542,750
                       Houghton Mifflin Co. 8.25% due 02/01/11.....................         35,000        36,794
                       Isle of Capri Casinos, Inc. 7.00% due 03/01/14..............        325,000       327,437
                       Las Vegas Sands Corp. 6.38% due 02/15/15....................        210,000       205,800
                       MGM Mirage, Inc. 6.00% due 10/01/09.........................        660,000       661,650
                       Park Place Entertainment Corp. 8.88% due 09/15/08...........        300,000       333,750
                       Starwood Hotels & Resorts Worldwide, Inc. 7.88% due
                         05/01/12..................................................        105,000       117,600
                       Station Casinos, Inc. 6.00% due 04/01/12....................        385,000       388,850
                                                                                                     ------------
                                                                                                       5,204,276
                                                                                                     ------------

---------------------

                                                                                       PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 4.7%
                       Communication Equipment -- 0.5%
                       American Tower Corp. 7.13% due 10/15/12.....................  $     175,000   $   184,625
                       American Tower Corp. 7.50% due 05/01/12.....................        165,000       174,900
                       Rhythms NetConnections, Inc., Series B 13.50% due
                         05/15/08(3)(4)+...........................................      1,700,000             0
                       Rhythms NetConnections, Inc., Series B 14.00% due
                         02/15/10(3)(4)+...........................................        400,000             0
                       SBA Communications Corp. 8.50% due 12/01/12.................        105,000       113,138
                       Computer Services -- 0.2%
                       Sungard Data Systems, Inc. 9.12% due 12/30/05*..............         15,000        15,544
                       Sungard Data Systems, Inc. 9.13% due 08/15/13*(1)...........        195,000       202,556
                       Electronics -- 1.2%
                       Fisher Scientific International, Inc. 6.13% due 07/01/15*...         90,000        90,450
                       Fisher Scientific International, Inc. 6.75% due 08/15/14....         95,000        99,987
                       Rayovac Corp. 8.50% due 10/01/13............................        335,000       353,425
                       Sanmina SCI Corp. 6.75% due 03/01/13........................        290,000       279,125
                       UCAR Finance, Inc. 10.25% due 02/15/12......................        230,000       246,675
                       Internet Software -- 0.0%
                       Exodus Communications, Inc. 11.63% due 07/15/10(3)(4)+......        485,000             0
                       Telecommunications -- 2.8%
                       General Cable Corp. 9.50% due 11/15/10......................         95,000        98,800
                       Nextlink 9.43% due 04/15/08+(3)(4)(9).......................      1,800,000             0
                       Nextlink 10.75% due 11/15/08+(3)(4)(9)......................        200,000             0
                       Nextlink 10.75% due 06/01/09+(3)(4)(9)......................        300,000             0
                       PanAmSat Corp. 9.00% due 08/15/14...........................         39,000        43,095
                       PanAmSat Corp. 10.38% due 11/01/14(2).......................        400,000       286,000
                       Qwest Communications International, Inc. 7.27% due
                         08/15/05(1)...............................................        365,000       362,262
                       Qwest Services Corp. 13.50% due 12/08/05....................        720,000       828,000
                       Qwest Services Corp. 14.00% due 12/08/05....................         85,000       102,850
                       Rural Cellular Corp. 7.91% due 09/15/05(1)..................        115,000       119,313
                       Rural Cellular Corp. 9.63% due 05/15/08.....................        130,000       129,675
                       SBA Telecommunications, Inc. 9.75% due 12/15/11(2)..........        305,000       279,838
                       UbiquiTel Operating Co. 9.88% due 03/01/11..................        225,000       251,156
                       United States West Communications, Inc. 5.63% due
                         11/15/08..................................................         60,000        59,175
                                                                                                     ------------
                                                                                                       4,320,589
                                                                                                     ------------
                       MATERIALS -- 5.6%
                       Building Materials -- 0.1%
                       Ply Gem Industries, Inc. 9.00% due 02/15/12.................         50,000        43,750
                       Chemicals -- 3.0%
                       Equistar Chemicals, LP 10.13% due 09/01/08..................        225,000       247,500
                       Equistar Chemicals, LP 10.63% due 05/01/11..................        175,000       195,125
                       Huntsman International, LLC 10.13% due 07/01/09.............        166,000       202,113
                       Innophos, Inc. 8.88% due 08/15/14*..........................        220,000       226,050
                       Innophos, Inc. 10.77% due 02/15/15*(1)......................        117,441       108,339
                       ISP Chemco, Inc. 10.25% due 07/01/11........................        235,000       255,563
                       ISP Holdings, Inc. 10.63% due 12/15/09......................        285,000       304,237
                       Lyondell Chemical Co. 10.50% due 06/01/13...................         95,000       109,725
                       Millennium America, Inc. 7.00% due 11/15/06.................        130,000       133,250
                       Millennium America, Inc. 9.25% due 06/15/08.................        190,000       207,100
                       Nalco Co. 7.75% due 11/15/11................................         80,000        85,100
                       Nalco Co. 8.88% due 11/15/13................................        265,000       288,850
                       Rockwood Specialties Group, Inc. 7.63% due 11/15/14.........        100,000       123,064
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........        220,000       243,650
                       Forest Products -- 2.0%
                       Associated Materials, Inc. 11.25% due 03/01/14(2)...........        595,000       377,825
                       Georgia-Pacific Corp. 8.88% due 02/01/10....................        325,000       365,625

                                                           ---------------------

                                                                                       PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Forest Products (continued)
                       Graham Packaging Co., Inc. 8.50% due 10/15/12*..............  $     200,000   $   207,000
                       Graham Packaging Co., Inc. 9.88% due 10/15/14*..............        230,000       236,900
                       Owens-Illinois, Inc. 7.35% due 05/15/08.....................         30,000        31,050
                       Owens-Illinois, Inc. 7.50% due 05/15/10.....................        535,000       559,744
                       Pliant Corp. 13.00% due 06/01/10............................         85,000        68,850
                       Metals & Minerals -- 0.5%
                       Glencore Nickel Property, Ltd. 9.00% due 12/01/14(4)........        135,000            13
                       Trimas Corp. 9.88% due 06/15/12.............................        270,000       230,850
                       United States Steel Corp. 9.75% due 05/15/10................        236,000       259,600
                                                                                                     ------------
                                                                                                       5,110,873
                                                                                                     ------------
                       UTILITIES -- 5.1%
                       Electric Utilities -- 1.6%
                       AES Corp. 7.75% due 03/01/14................................        135,000       147,150
                       AES Corp. 8.88% due 02/15/11................................         26,000        29,055
                       AES Corp. 9.00% due 05/15/15*...............................        175,000       195,125
                       AES Corp. 9.38% due 09/15/10................................         30,000        34,050
                       Allegheny Energy, Inc. 7.75% due 08/01/05...................        105,000       105,000
                       Ipalco Enterprises, Inc. 8.63% due 11/14/11(1)..............         80,000        89,800
                       Monongahela Power Co. 5.00% due 10/01/06....................        205,000       205,858
                       MSW Energy Holdings, LLC 7.38% due 09/01/10.................        175,000       182,000
                       MSW Energy Holdings, LLC 8.50% due 09/01/10.................         45,000        48,375
                       Nevada Power Co. 8.25% due 06/01/11.........................        140,000       158,900
                       Nevada Power Co. 9.00% due 08/15/13.........................        104,000       116,740
                       Reliant Energy, Inc. 6.75% due 12/15/14.....................        200,000       197,000
                       Gas & Pipeline Utilities -- 3.5%
                       Dynegy Holdings, Inc. 6.88% due 04/01/11....................        300,000       300,750
                       Dynegy Holdings, Inc. 9.88% due 07/15/10*...................        135,000       149,175
                       Northwest Pipeline Corp. 8.13% due 03/01/10.................         45,000        48,825
                       Pacific Energy Partners LP 7.13% due 06/15/14...............        165,000       174,488
                       Pemex Project Funding Master Trust 8.63% due 12/01/23*......        440,000       534,600
                       Pemex Project Funding Master Trust 9.50% due 09/15/27*......      1,090,000     1,417,000
                       Southern Natural Gas Co. 8.88% due 03/15/10.................         85,000        92,751
                       Williams Cos., Inc. 7.88% due 09/01/21......................        395,000       457,212
                                                                                                     ------------
                                                                                                       4,683,854
                                                                                                     ------------
                       TOTAL BONDS & NOTES (cost $42,360,289)......................                   42,771,408
                                                                                                     ------------
                       FOREIGN BONDS & NOTES -- 48.4%
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Retail -- 0.4%
                       Jean Coutu Group, Inc. 7.63% due 08/01/12...................         75,000        78,000
                       Jean Coutu Group, Inc. 8.50% due 08/01/14...................        275,000       272,594
                                                                                                     ------------
                                                                                                         350,594
                                                                                                     ------------
                       ENERGY -- 1.0%
                       Energy Sources -- 1.0%
                       Empresa Nacional De Petroleo 6.75% due 11/15/12.............        720,000       784,629
                       Husky Oil, Ltd. 8.90% due 08/15/08(5).......................        145,000       158,347
                                                                                                     ------------
                                                                                                         942,976
                                                                                                     ------------
                       FINANCE -- 5.3%
                       Banks -- 0.8%
                       Banco ABN AMRO Real SA zero coupon due 07/21/06*(4).........        490,000       481,670
                       Banque Centrale De Tunisie 7.38% due 04/25/12...............        230,000       259,613

---------------------

                                                                                       PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 4.5%
                       Aries Vermogensverwaltung GmbH 9.60% due 10/25/14...........  $   1,000,000   $ 1,283,700
                       GAZ Capital SA 8.63% due 04/28/34...........................        730,000       898,192
                       JSG Funding, PLC 10.13% due 10/01/12........................  EUR   135,000       174,320
                       Pindo Deli Finance BV zero coupon due 11/15/05..............      1,743,170       313,771
                       Pindo Deli Finance BV 4.19% due 08/01/05....................      1,196,830       703,465
                       Tjiwi Kimia Finance BV 4.19% due 08/01/05...................        228,054       193,846
                       Tjiwi Kimia Finance BV Class B 4.19% due 08/01/05...........        586,980       375,667
                       Tjiwi Kimia Finance BV Class C zero coupon due 11/15/05.....        724,965       173,991
                                                                                                     ------------
                                                                                                       4,858,235
                                                                                                     ------------
                       GOVERNMENT BONDS -- 36.0%
                       Government Bonds -- 36.0%
                       Central Bank of Nigeria, Series WW 6.25% due 11/15/20(2)....        750,000       742,500
                       Federal Republic of Brazil 4.25% due 10/17/05(1)............      1,210,000     1,140,425
                       Federal Republic of Brazil 8.00% due 04/15/14...............      1,071,325     1,086,752
                       Federal Republic of Brazil 8.88% due 10/14/19...............      1,820,000     1,883,700
                       Federal Republic of Brazil 8.88% due 04/15/24...............        210,000       213,150
                       Federal Republic of Brazil 10.50% due 07/14/14..............        340,000       394,740
                       Federal Republic of Brazil 14.50% due 10/15/09..............      1,270,000     1,635,125
                       Government of Malaysia 7.50% due 07/15/11...................        290,000       330,486
                       Government of Malaysia 8.75% due 06/01/09...................      1,310,000     1,494,930
                       Republic of Argentina 1.00% due 12/31/33....................  ARS 1,890,000       814,789
                       Republic of Argentina 1.00% due 04/10/49....................        770,000       300,300
                       Republic of Argentina 1.33% due 12/31/38....................        117,844        42,129
                       Republic of Argentina 8.28% due 12/15/05....................        163,553       158,074
                       Republic of Argentina 8.28% due 12/31/33....................         74,175        71,579
                       Republic of Brazil 6.00% due 04/15/24(5)....................        370,000       354,053
                       Republic of Bulgaria 8.25% due 01/15/15*....................        599,000       743,602
                       Republic of Colombia 9.75% due 04/09/11.....................        290,558       328,041
                       Republic of Colombia 11.75% due 02/25/20....................        185,000       238,650
                       Republic of Columbia 10.38% due 01/28/33....................         70,000        82,950
                       Republic of Ivory Coast 2.00% due 03/29/18..................        570,000       106,875
                       Republic of Panama 8.88% due 09/30/27.......................        550,000       660,000
                       Republic of Panama 9.38% due 04/01/29.......................        310,000       388,585
                       Republic of Panama 9.63% due 02/08/11.......................        300,000       359,250
                       Republic of Panama 10.75% due 05/15/20......................        120,000       163,200
                       Republic of Peru 8.38% due 05/03/16.........................        280,000       316,400
                       Republic of Peru 9.88% due 02/06/15.........................        675,000       835,313
                       Republic of Philippines 8.88% due 03/17/15..................      2,320,000     2,404,100
                       Republic of Philippines 9.50% due 02/02/30..................        730,000       735,913
                       Republic of Philippines 10.63% due 03/16/25.................        430,000       476,762
                       Republic of Turkey 11.00% due 01/14/13......................        580,000       732,250
                       Republic of Turkey 11.50% due 01/23/12......................        610,000       775,462
                       Republic of Venezuela 8.50% due 10/08/14....................        320,000       332,000
                       Republic of Venezuela 9.38% due 01/13/34....................        500,000       521,750
                       Republic of Venezuela 10.75% due 09/19/13...................        800,000       928,800
                       Russian Federation 5.00% due 03/31/07*(2)...................        488,556       541,323
                       Russian Federation 8.25% due 03/31/10.......................        980,000     1,064,966
                       Russian Federation 11.00% due 07/24/18......................      1,011,000     1,497,493
                       Russian Federation 12.75% due 06/24/28(7)...................      1,825,000     3,282,445
                       State of Qatar 9.75% due 06/15/30...........................        320,000       482,784
                       United Mexican States 8.13% due 12/30/19....................        868,000     1,049,412
                       United Mexican States 8.30% due 08/15/31....................        660,000       815,760
                       United Mexican States 8.38% due 01/14/11....................        830,000       952,010
                       United Mexican States 10.38% due 02/17/09...................        650,000       764,400
                       United Mexican States 11.50% due 05/15/26...................        455,000       728,000
                                                                                                     ------------
                                                                                                      32,971,228
                                                                                                     ------------

                                                           ---------------------

                                                                                       PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT**        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.6%
                       Business Services -- 2.2%
                       Compagnie Generale de Geophysique SA 7.50% due 05/15/15*....  $      85,000   $    88,825
                       JohnsonDiversey, Inc. 9.73% due 05/15/12....................  EUR    95,000       112,879
                                                                                                     ------------
                                                                                                         201,704
                                                                                                     ------------
                       Transportation -- 0.5%
                       CHC Helicopter Corp 7.38% due 05/01/14......................        225,000       227,531
                       CHC Helicopter Corp. 7.38% due 05/01/14*....................        220,000       222,475
                                                                                                     ------------
                                                                                                         538,831
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Broadcasting & Media -- 0.6%
                       Kabel Deutschland GmbH 10.63% due 07/01/14*.................        260,000       287,300
                       Telenet Group Holding NV 11.50% due 06/15/14*(2)............        295,000       237,475
                                                                                                     ------------
                                                                                                         524,775
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 2.4%
                       Communication Equipment -- 0.2%
                       Nortel Networks, Ltd. 6.13% due 02/15/06....................        215,000       215,538
                       Internet Content -- 0.5%
                       Cablecom Luxembourg SCA 9.38% due 04/15/14*.................        335,000       452,881
                       Telecommunications -- 1.7%
                       Axtel SA 11.00% due 12/15/13................................        265,000       290,837
                       Intelsat Bermuda, Ltd. 8.63% due 01/15/15*..................        265,000       282,225
                       Intelsat Bermuda, Ltd. 8.70% due 01/17/06*(1)...............        175,000       178,500
                       Nortel Networks Corp. 4.25% due 09/01/08....................        200,000       186,750
                       Rogers Wireless, Inc. 7.50% due 03/15/15....................        240,000       262,200
                       Satelites Mexicanos SA de CV 10.13% due 12/31/49(3)(8)+.....        713,000       392,150
                                                                                                     ------------
                                                                                                       2,261,081
                                                                                                     ------------
                       MATERIALS -- 2.0%
                       Chemicals -- 0.9%
                       Cognis Deutschland GmbH & Co. KG 6.90% due 08/16/05*(1).....        200,000       247,340
                       Rhodia SA 8.00% due 06/01/10................................        145,000       174,487
                       Rhodia SA 8.88% due 06/01/11................................        240,000       232,800
                       SGL Carbon Luxembourg SA 8.50% due 02/01/12*................        110,000       143,705
                       Forest Products -- 0.6%
                       Abitibi Consolidated Co. Canada 7.75% due 06/15/11..........        185,000       188,700
                       Abitibi Consolidated, Inc. 6.00% due 06/20/13...............        100,000        93,250
                       Tembec Industries, Inc. 8.50% due 02/01/11..................        285,000       228,000
                       Metals & Minerals -- 0.5%
                       Crown European Holdings 6.25% due 09/01/11..................        110,000       140,038
                       Murrin Murrin Holdings Property., Ltd. 9.38% due
                         08/31/07(3)(4)+...........................................        600,000            60
                       Novelis, Inc. 7.25% due 02/15/15*...........................        355,000       362,988
                                                                                                     ------------
                                                                                                       1,811,368
                                                                                                     ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $42,022,760)..............                   44,462,917
                                                                                                     ------------
                       COMMON STOCK -- 0.0%                                             SHARES
                       ------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       Ventelo GmbH(4).............................................         11,286             0
                       Viatel Holding (Bermuda), Ltd.+.............................            603            42
                                                                                                     ------------
                                                                                                              42
                                                                                                     ------------
                       TOTAL COMMON STOCK (cost $400,000)..........................                           42
                                                                                                     ------------

---------------------

                                                                                                        VALUE
                       PREFERRED STOCK -- 0.0%                                          SHARES         (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Paxson Communications Corp. 13.25% (6) (cost $43,390).......              7   $    46,200
                                                                                                     ------------
                       WARRANTS -- 0.0%+
                       ------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT WARRANTS -- 0.0%
                       Central Bank of Nigeria Expires 11/15/20 (strike price
                         $250.00)(4)...............................................            750        30,000
                       Republic of Venezuela Expires 04/15/20 (strike price
                         $3.00)(4).................................................          2,650        60,950
                                                                                                     ------------
                                                                                                          90,950
                                                                                                     ------------
                       UTILITIES -- 0.0%
                       Electric Utilities -- 0.0%
                       SW Acquisition LP Expires 04/01/2011 (strike price
                         $0.01)*(4) (cost $22,867).................................            600        14,400
                                                                                                     ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $84,849,306)....                   87,294,967
                                                                                                     ------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.5%                                     AMOUNT
                       ------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.90% dated 07/29/05 to be repurchased
                         08/01/05 in the amount of $3,246,507 collateralized by
                         $2,335,000 of United States Treasury Bonds, bearing
                         interest at 1.90% due 11/15/21 having an approximate value of $3,316,193
                         (cost $3,246,000)(7)......................................  $   3,246,000     3,246,000
                                                                                                     ------------

                       TOTAL INVESTMENTS --
                         (cost $88,095,306)@                              98.5%                      90,540,967
                       Other assets less liabilities --                    1.5                        1,347,012
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $91,887,979
                                                                         ======                     ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2005, the aggregate value of these securities was $11,049,309 representing 12.0% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
               ** In United States dollars unless otherwise indicated.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2005.
              (2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (3) Bond in default
              (4) Fair valued security; see Note 2.
              (5) Variable rate security -- the rate reflected is as of July 31,
                  2005; maturity date reflects next reset date.
              (6) PIK ("Payment-in-Kind") Security. Payments made with
                  additional securities in lieu of cash.
              (7) The security or a portion thereof represents collateral for open futures contracts.
              (8) Company has filed Chapter 11 bankruptcy.
              (9) Illiquid security.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                    UNREALIZED
                        NUMBER OF                                      EXPIRATION     VALUE AT     VALUE AS OF    APPRECIATION/
                        CONTRACTS             DESCRIPTION                 DATE       TRADE DATE   JULY 31, 2005   (DEPRECIATION)
                       ---------------------------------------------------------------------------------------------------------
                       17    Short  U.S. Treasury 5 Year Note......  September 2005  $3,533,078    $3,510,234        $22,844
                                                                                                                     =======

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                            CONTRACT                IN            DELIVERY    GROSS UNREALIZED
                           TO DELIVER          EXCHANGE FOR         DATE        APPRECIATION
                       -----------------------------------------------------------------------
                       EUR          2,000    USD        2,478    10/26/2005        $  1
                                                                                   -----

                            CONTRACT                IN            DELIVERY    GROSS UNREALIZED
                           TO DELIVER          EXCHANGE FOR         DATE        DEPRECIATION
                       -----------------------------------------------------------------------
                       EUR        491,000    USD      597,901    10/26/2005        $(57)
                                                                                   -----
                       Net Unrealized Appreciation (Depreciation)..........        $(56)
                                                                                   =====

              ARS -- Argentine Peso
              EUR -- Euro
              USD -- United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    U.S. Government Agencies....................   14.7%
    Financial Services..........................   12.2
    Energy Services.............................    6.1
    Banks.......................................    5.1
    Medical Products............................    4.4
    Drugs.......................................    3.8
    Electronics.................................    3.8
    Aerospace & Military Technology.............    3.5
    Telecommunications..........................    3.4
    Broadcasting & Media........................    3.3
    Food, Beverage & Tobacco....................    3.2
    Leisure & Tourism...........................    3.2
    Retail......................................    3.1
    Machinery...................................    2.7
    Apparel & Textiles..........................    2.6
    Insurance...................................    2.1
    Computers & Business Equipment..............    2.0
    Electric Utilities..........................    2.0
    Health Services.............................    2.0
    Multi-Industry..............................    2.0
    Foreign Government Bonds....................    1.7
    Computer Software...........................    1.6
    Telephone...................................    1.5
    U.S. Treasuries.............................    1.5
    Communication Equipment.....................    1.4
    Household Products..........................    1.4
    Repurchase Agreement........................    1.4
    Chemicals...................................    1.3
    Internet Content............................    0.8
    Internet Software...........................    0.7
    Energy Sources..............................    0.6
    Transportation..............................    0.6
    Business Services...........................    0.5
    Metals & Minerals...........................    0.5
    Housing.....................................    0.4
    Forest Products.............................    0.3
    Gas & Pipeline Utilities....................    0.3
    Automotive..................................    0.1
    Computer Services...........................    0.1
    Real Estate Companies.......................    0.0
                                                  ------
                                                  101.9%
                                                  ======

    *  Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

   SUNAMERICA SERIES TRUST
   SUNAMERICA BALANCED PORTFOLIO
   AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 64.0%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.9%
                       Apparel & Textiles -- 2.6%
                       Coach, Inc.+................................................      29,300   $  1,028,723
                       Coldwater Creek, Inc.+ .....................................      30,600        847,314
                       Nike, Inc., Class B.........................................      55,400      4,642,520
                       Urban Outfitters, Inc.+ ....................................      13,100        795,301
                       Housing -- 0.4%
                       Pulte Homes, Inc. ..........................................      14,000      1,310,680
                       Retail -- 2.9%
                       Federated Department Stores, Inc. ..........................      15,800      1,198,746
                       Home Depot, Inc. ...........................................      55,800      2,427,858
                       Wal-Mart Stores, Inc. ......................................      45,400      2,240,490
                       Walgreen Co. ...............................................      23,300      1,115,138
                       Williams-Sonoma, Inc.+......................................      29,100      1,285,056
                                                                                                  -------------
                                                                                                    16,891,826
                                                                                                  -------------
                       CONSUMER STAPLES -- 4.1%
                       Food, Beverage & Tobacco -- 2.7%
                       Altria Group, Inc. .........................................      35,100      2,350,296
                       Coca-Cola Co. ..............................................      44,200      1,934,192
                       Diageo, PLC Sponsored ADR...................................      25,100      1,397,317
                       PepsiCo, Inc. ..............................................      35,000      1,908,550
                       Household Products -- 1.4%
                       Kimberly-Clark Corp. .......................................      24,700      1,574,872
                       Procter & Gamble Co. .......................................      45,200      2,514,476
                                                                                                  -------------
                                                                                                    11,679,703
                                                                                                  -------------
                       ENERGY -- 5.6%
                       Energy Services -- 5.6%
                       ChevronTexaco Corp. ........................................      71,200      4,130,312
                       ConocoPhillips..............................................      37,700      2,359,643
                       Exxon Mobil Corp. ..........................................      66,700      3,918,625
                       Marathon Oil Corp. .........................................      28,300      1,651,588
                       Transocean, Inc.+...........................................      37,300      2,104,839
                       TXU Corp. ..................................................      19,300      1,672,152
                                                                                                  -------------
                                                                                                    15,837,159
                                                                                                  -------------
                       FINANCE -- 11.5%
                       Banks -- 3.3%
                       Bank of America Corp. ......................................      72,810      3,174,516
                       North Fork Bancorp, Inc. ...................................      39,300      1,076,427
                       U.S. Bancorp................................................      53,400      1,605,204
                       Wachovia Corp. .............................................      31,400      1,581,932
                       Wells Fargo & Co. ..........................................      31,400      1,926,076
                       Financial Services -- 6.8%
                       American Express Co. .......................................      50,100      2,755,500
                       Capital One Financial Corp. ................................      45,400      3,745,500
                       Citigroup, Inc. ............................................      68,310      2,971,485
                       Fannie Mae..................................................      13,500        754,110

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Freddie Mac.................................................      12,000   $    759,360
                       Goldman Sachs Group, Inc. ..................................      26,900      2,891,212
                       J.P. Morgan Chase & Co. ....................................      58,100      2,041,634
                       Merrill Lynch & Co., Inc. ..................................      59,000      3,468,020
                       Insurance -- 1.4%
                       Allstate Corp. .............................................      31,400      1,923,564
                       Chubb Corp. ................................................      22,400      1,989,568
                                                                                                  -------------
                                                                                                    32,664,108
                                                                                                  -------------
                       HEALTHCARE -- 9.6%
                       Drugs -- 3.7%
                       Abbott Laboratories.........................................      36,100      1,683,343
                       Amgen, Inc.+................................................      26,300      2,097,425
                       Gilead Sciences, Inc.+......................................      22,900      1,026,149
                       Merck & Co., Inc. ..........................................      24,900        773,394
                       Pfizer, Inc. ...............................................      87,020      2,306,030
                       Schering-Plough Corp. ......................................      93,100      1,938,342
                       Wyeth.......................................................      17,600        805,200
                       Health Services -- 1.7%
                       Pacificare Health Systems, Inc.+............................      17,500      1,333,500
                       UnitedHealth Group, Inc. ...................................      33,300      1,741,590
                       Wellpoint, Inc.+............................................      25,300      1,789,722
                       Medical Products -- 4.2%
                       Genentech, Inc.+............................................      29,900      2,670,967
                       Genzyme Corp.+..............................................      29,100      2,165,331
                       Johnson & Johnson...........................................      59,800      3,824,808
                       Medtronic, Inc. ............................................      31,800      1,715,292
                       Zimmer Holdings, Inc.+......................................      19,000      1,564,840
                                                                                                  -------------
                                                                                                    27,435,933
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 7.5%
                       Aerospace & Military Technology -- 3.1%
                       Alliant Techsystems, Inc.+..................................      15,700      1,146,100
                       Ametek, Inc. ...............................................      38,700      1,594,440
                       Goodrich Corp. .............................................      35,000      1,548,400
                       L-3 Communications Holdings, Inc. ..........................      17,500      1,369,025
                       United Technologies Corp. ..................................      61,600      3,123,120
                       Machinery -- 2.4%
                       Danaher Corp. ..............................................      34,100      1,890,845
                       Dover Corp. ................................................      59,700      2,463,222
                       ITT Industries, Inc. .......................................      12,580      1,338,512
                       Tyco International, Ltd. ...................................      39,383      1,200,000
                       Multi-Industry -- 2.0%
                       General Electric Co. .......................................     168,500      5,813,250
                                                                                                  -------------
                                                                                                    21,486,914
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 4.8%
                       Broadcasting & Media -- 2.1%
                       News Corp. .................................................     217,100      3,556,098
                       Time Warner, Inc............................................     145,538      2,477,056
                       Leisure & Tourism -- 2.7%
                       Carnival Corp.(1) ..........................................      44,900      2,352,760
                       Harrah's Entertainment, Inc. ...............................      18,900      1,488,186

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Hilton Hotels Corp. ........................................      64,000   $  1,584,000
                       Royal Caribbean Cruises, Ltd. ..............................      50,500      2,295,225
                                                                                                  -------------
                                                                                                    13,753,325
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 11.9%
                       Communication Equipment -- 1.2%
                       Motorola, Inc. .............................................      86,200      1,825,716
                       QUALCOMM, Inc. .............................................      37,450      1,478,901
                       Computers & Business Equipment -- 2.0%
                       Dell, Inc.+.................................................      58,400      2,363,448
                       EMC Corp.+..................................................     109,000      1,492,210
                       International Business Machines Corp. ......................      23,802      1,986,515
                       Computer Software -- 1.6%
                       Microsoft Corp. ............................................     122,717      3,142,782
                       Oracle Corp.+...............................................     116,400      1,580,712
                       Electronics -- 3.8%
                       Agilent Technologies, Inc.+.................................      47,100      1,235,904
                       Analog Devices, Inc. .......................................      28,900      1,132,880
                       Applied Materials, Inc......................................      93,600      1,727,856
                       Intel Corp. ................................................     144,400      3,919,016
                       National Semiconductor Corp. ...............................      52,200      1,289,862
                       Texas Instruments, Inc. ....................................      45,200      1,435,552
                       Internet Content -- 0.8%
                       eBay, Inc.+.................................................      29,600      1,236,688
                       Yahoo!, Inc.+...............................................      29,100        970,194
                       Internet Software -- 0.7%
                       Symantec Corp.+.............................................      93,100      2,045,407
                       Telecommunications -- 1.8%
                       Cisco Systems, Inc.+........................................      98,400      1,884,360
                       Corning, Inc.+..............................................      69,900      1,331,595
                       Verizon Communications, Inc. ...............................      58,100      1,988,763
                                                                                                  -------------
                                                                                                    34,068,361
                                                                                                  -------------
                       MATERIALS -- 0.9%
                       Chemicals -- 0.6%
                       du Pont (E.I.) de Nemours & Co. ............................      44,500      1,899,260
                       Metals & Minerals -- 0.3%
                       Alcoa, Inc. ................................................      27,900        782,595
                                                                                                  -------------
                                                                                                     2,681,855
                                                                                                  -------------
                       UTILITIES -- 2.2%
                       Electric Utilities -- 1.1%
                       FPL Group, Inc. ............................................      36,600      1,578,192
                       Southern Co. ...............................................      45,100      1,578,049
                       Telephone -- 1.1%
                       BellSouth Corp. ............................................      71,800      1,981,680
                       Sprint Corp. ...............................................      40,000      1,076,000
                                                                                                  -------------
                                                                                                     6,213,921
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $172,290,974)......................                182,713,105
                                                                                                  -------------

---------------------

                                                                                                      VALUE
                       PREFERRED STOCK -- 0.3%                                         SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 0.3%
                       Financial Services -- 0.3%
                       General Electric Capital Corp. 4.50%(3).....................      20,000   $    492,000
                       Merrill Lynch & Co., Inc. 3.97%(2)..........................      12,604        300,227
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $810,100).......................                    792,227
                                                                                                  -------------
                                                                                     PRINCIPAL
                       ASSET-BACKED SECURITIES -- 2.3%                                 AMOUNT
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 2.3%
                       Banks -- 0.5%
                       Wachovia Bank Commercial Mtg. Trust 3.62% due 08/15/05(2)...  $1,300,000      1,298,364
                       Financial Services -- 1.8%
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         1998-C1 A1B 6.48% due 05/17/40............................   2,473,663      2,586,383
                       Morgan Stanley Capital I, Inc. 4.99% due 07/31/05(4)(6).....     300,000        299,060
                       Morgan Stanley Capital I, Inc. 5.06% due 07/31/05(4)(6).....     100,000         99,685
                       Morgan Stanley Capital I, Inc. 5.16% due 07/31/05(4)(6).....     100,000         99,631
                       Morgan Stanley Capital I, Inc. 5.29% due 07/31/05(4)(6).....     125,000        124,566
                       Residential Asset Security Mtg. 4.54% due 12/25/33..........     320,000        318,263
                       Residential Funding Mtg. Securities II, Series 2004-HI1 A3
                         3.05% due 07/25/16........................................   1,700,000      1,673,551
                                                                                                  -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $6,455,127).............                  6,499,503
                                                                                                  -------------
                       BONDS & NOTES -- 29.9%
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Automotive -- 0.1%
                       Cooper-Standard Automotive, Inc. 8.38% due 12/15/14.........      40,000         35,200
                       DaimlerChrysler North America Holding 4.88% due 06/15/10....     107,000        105,830
                       Dana Corp. 5.85% due 01/15/15...............................     100,000         90,005
                       Ford Motor Co. 6.38% due 02/01/29...........................     122,000         94,102
                       Navistar International Corp. 6.25% due 03/01/12*............       8,000          7,880
                       Retail -- 0.2%
                       May Department Stores Co. 7.45% due 09/15/11................     220,000        246,314
                       Rent-Way, Inc. 11.88% due 06/15/10..........................     110,000        124,025
                       Wal-Mart Stores, Inc. 4.50% due 07/01/15....................     247,000        239,773
                                                                                                  -------------
                                                                                                       943,129
                                                                                                  -------------
                       CONSUMER STAPLES -- 0.4%
                       Food, Beverage & Tobacco -- 0.4%
                       Alliance One International, Inc. 12.75% due 11/15/12*.......     325,000        308,750
                       American Stores Co. 7.90% due 05/01/17......................      94,000        107,517
                       American Stores Co. 8.00% due 06/01/26......................     277,000        318,109
                       Coca-Cola Enterprises, Inc. 8.50% due 02/01/22..............     259,000        344,237
                                                                                                  -------------
                                                                                                     1,078,613
                                                                                                  -------------
                       ENERGY -- 1.0%
                       Energy Services -- 0.4%
                       Dominion Resources, Inc. 5.95% due 06/15/35.................     115,000        117,525
                       El Paso Production Holding Co. 7.75% due 06/01/13...........     350,000        371,438
                       Encore Acquisition Co. 6.00% due 07/15/15*..................      57,000         55,717
                       Encore Acquisition Co. 6.25% due 04/15/14...................      33,000         33,000
                       Encore Acquisition Co. 8.38% due 06/15/12...................      25,000         27,688
                       Enterprise Products Operating LP 4.00% due 10/15/07.........     124,000        121,930
                       FirstEnergy Corp. 6.45% due 11/15/11........................     114,000        122,592

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Hanover Compressor Co. 9.00% due 06/01/14...................  $  125,000   $    136,250
                       Seitel, Inc. 11.75% due 07/15/11............................     150,000        167,250
                       Energy Sources -- 0.6%
                       Calpine Corp. (Convertible) 4.75% due 11/15/23..............   1,600,000      1,084,000
                       Calpine Corp. 8.75% due 07/15/13*...........................     150,000        111,750
                       Indiantown Cogeneration LP 9.26% due 12/15/10...............     118,047        129,268
                       Pemex Project Funding Master Trust 8.63% due 02/01/22.......     212,000        257,368
                                                                                                  -------------
                                                                                                     2,735,776
                                                                                                  -------------
                       FINANCE -- 4.6%
                       Banks -- 1.0%
                       American Express Centurion Bank 2.98% due 11/16/09(2).......     183,000        182,919
                       BankBoston Capital Trust IV 3.97% due 06/08/28(2)...........     307,000        296,025
                       Canadian Imperial Bank Commerce New York 4.38% due
                         07/28/08..................................................     200,000        199,306
                       Charter One Bank 6.38% due 05/15/12.........................     528,000        576,088
                       Chemical Bank 6.13% due 11/01/08............................     193,000        201,779
                       Credit Suisse First Boston 6.50% due 05/01/08*..............     183,000        191,227
                       First Maryland Capital II 4.06% due 02/01/27(2).............     271,000        264,785
                       Key Bank NA 7.00% due 02/01/11..............................     123,000        135,891
                       Nationsbank Corp. 7.80% due 09/15/16........................     203,000        248,476
                       Popular North America, Inc. 4.25% due 04/01/08..............     314,000        311,082
                       US Bank NA 3.90% due 08/15/08...............................      54,000         53,133
                       Wachovia Corp. 5.50% due 08/01/35...........................     220,000        219,678
                       Wells Fargo & Co. 3.51% due 09/15/09(2).....................     105,000        105,034
                       Financial Services -- 2.9%
                       Associates Corp. NA 6.95% due 11/01/18......................      95,000        110,936
                       Capital One Financial Corp. 7.13% due 08/01/08..............     200,000        212,774
                       Caterpillar Financial Services Corp. 4.30% due 06/01/10.....     200,000        197,083
                       Caterpillar Financial Services Corp. 4.70% due 03/15/12.....     210,000        209,527
                       Consolidated Communications Holdings 9.75% due 04/01/12*....     480,000        518,400
                       Ford Motor Credit Co. 4.95% due 01/15/08....................     305,000        293,732
                       Ford Motor Credit Co. 5.70% due 01/15/10....................     137,000        129,115
                       Ford Motor Credit Co. 6.38% due 11/05/08....................     246,000        239,743
                       Ford Motor Credit Co. 7.00% due 10/01/13....................      75,000         72,864
                       General Electric Capital Corp. 6.75% due 03/15/32...........     340,000        407,669
                       General Electric Capital Corp. MTN 2.80% due 01/15/07.......     362,000        354,185
                       General Electric Capital Corp. MTNA 5.38% due 03/15/07......     305,000        310,111
                       General Motors Acceptance Corp. 6.75% due 12/01/14..........      21,000         19,780
                       General Motors Acceptance Corp. 6.88% due 08/28/12..........     120,000        114,919
                       General Motors Acceptance Corp. 7.00% due 02/01/12..........     327,000        314,228
                       General Motors Acceptance Corp. 8.00% due 11/01/31..........     514,000        498,581
                       Household Finance Corp. 4.75% due 07/15/13..................     408,000        399,896
                       Household Finance Corp. 6.38% due 10/15/11..................     305,000        326,890
                       J.P. Morgan Chase & Co. 6.63% due 03/15/12..................     341,000        373,020
                       John Deere Capital Corp. MTN 3.88% due 03/07/07.............     477,000        472,816
                       Lehman Brothers Holdings, Inc. 4.50% due 07/26/10...........     326,000        322,443
                       MBNA Corp. 4.63% due 09/15/08...............................     327,000        327,873
                       Morgan Stanley 4.00% due 01/15/10...........................      34,000         32,980
                       PNC Funding Corp. 5.75% due 08/01/06........................     333,000        336,505
                       Pricoa Global Funding I 4.63% due 06/25/12*.................     100,000         98,585
                       PX Escrow Corp. 9.63% due 02/01/06(3).......................      75,000         73,500
                       Residential Capital Corp. 6.38% due 06/30/10*...............     304,000        308,885
                       Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06......     395,000        399,336
                       SLM Corp. 3.69% due 10/25/05(2).............................      95,000         94,965
                       Transamerica Finance Corp. 6.40% due 09/15/08...............     105,000        110,254
                       Tyco International Group SA Participation Cert. Trust 4.44%
                         due 06/15/07..............................................     290,000        288,823
                       Washington Mutual Bank FA 5.50% due 01/15/13................     341,000        350,080

---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 0.7%
                       Allstate Corp. 7.20% due 12/01/09...........................  $  341,000   $    374,666
                       Americo Life, Inc. 7.88% due 05/01/13*......................     186,000        193,893
                       Assurant, Inc. 6.75% due 02/15/34...........................     121,000        134,391
                       Chukchansi Economic Development Authority 14.50% due
                         06/15/09*.................................................     250,000        305,625
                       Metlife, Inc. 5.70% due 06/15/35............................     115,000        116,379
                       MIC Financing Trust I 8.38% due 02/01/27*...................      95,000         98,875
                       Ohio Casualty Corp. 7.30% due 06/15/14......................     277,000        297,711
                       XL Capital, Ltd. 5.25% due 09/15/14.........................     409,000        404,855
                                                                                                  -------------
                                                                                                    13,232,316
                                                                                                  -------------
                       HEALTHCARE -- 0.6%
                       Drugs -- 0.1%
                       Merck & Co., Inc. 2.50% due 03/30/07........................     183,000        177,558
                       Wyeth 6.95% due 03/15/11....................................     171,000        187,470
                       Health Services -- 0.3%
                       Coventry Health Care, Inc. 6.13% due 01/15/15...............     279,000        284,580
                       HCA, Inc. 6.95% due 05/01/12................................     200,000        210,454
                       Psychiatric Solutions, Inc. 7.75% due 07/15/15*.............     135,000        137,700
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................     200,000        190,500
                       Medical Products -- 0.2%
                       Genetech, Inc. 5.25% due 07/15/35*..........................     485,000        479,217
                       Universal Hospital Services, Inc. 10.13% due 11/01/11.......      75,000         77,250
                                                                                                  -------------
                                                                                                     1,744,729
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 1.4%
                       Aerospace & Military Technology -- 0.4%
                       BAE Systems Holdings, Inc. 4.75% due 08/15/10*..............     406,000        402,742
                       BAE Systems Holdings, Inc. 5.20% due 08/15/15*..............     305,000        302,399
                       BAE Systems Holdings, Inc. 6.40% due 12/15/11*..............     408,000        439,075
                       Business Services -- 0.3%
                       Affinity Group, Inc. 9.00% due 02/15/12.....................      85,000         87,125
                       Bunge Limited Finance Corp. 5.10% due 07/15/15*.............     255,000        252,699
                       PHH Corp. 6.00% due 03/01/08................................     305,000        311,250
                       Pliant Corp. 11.13% due 09/01/09............................      80,000         77,200
                       Service Corp. International 6.75% due 04/01/16..............      95,000         97,494
                       Machinery -- 0.1%
                       Ingersoll-Rand Co., Class A 4.75% due 05/15/15..............     186,000        183,275
                       Transportation -- 0.6%
                       Burlington Northern Santa Fe 7.29% due 06/01/36.............     122,000        153,545
                       Burlington Northern Santa Fe 8.13% due 04/15/20.............     259,000        332,103
                       CNF, Inc. 6.70% due 05/01/34................................     243,000        263,319
                       Hertz Corp. 4.70% due 10/02/06..............................      46,000         45,533
                       Hertz Corp. 6.90% due 08/15/14..............................     189,000        175,342
                       Hertz Corp. 7.40% due 03/01/11..............................     371,000        358,821
                       Hertz Corp. 7.63% due 06/01/12..............................      79,000         77,181
                       Norfolk Southern Corp. 5.59% due 05/17/25...................     269,000        272,324
                       Yellow Roadway Corp. 4.67% due 02/15/08*....................     229,000        228,964
                                                                                                  -------------
                                                                                                     4,060,391
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 1.5%
                       Broadcasting & Media -- 1.0%
                       Chancellor Media Corp. 8.00% due 11/01/08...................     255,000        273,448
                       Charter Communications Holdings, LLC 11.13% due 01/15/11....     355,000        283,112
                       Cox Communications, Inc. 7.63% due 06/15/25.................     125,000        145,649
                       Cox Communications, Inc. 7.75% due 11/01/10.................     524,000        584,453

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Liberty Media Corp. 4.91% due 09/17/06(2)...................  $  135,000   $    135,752
                       Liberty Media Corp. 5.70% due 05/15/13......................     105,000         97,175
                       Paxson Communications Corp. 12.25% due 01/15/09(3)..........     195,000        185,250
                       Time Warner Entertainment Co. 8.38% due 03/15/23............     302,000        378,401
                       Time Warner, Inc. 6.63% due 05/15/29........................     243,000        266,530
                       Viacom, Inc. 4.63% due 05/15/18.............................     255,000        223,542
                       Young Broadcasting, Inc. 10.00% due 03/01/11................     200,000        189,000
                       Leisure & Tourism -- 0.5%
                       American Airlines, Inc. Series 01-1A Pass-through 6.82% due
                         05/23/11..................................................     275,000        262,727
                       Atlas Air, Inc. Series 99-1B Pass-Through 7.63% due
                         01/02/15..................................................     720,560        585,862
                       Delta Air Lines, Inc. 8.30% due 12/15/29(7).................      90,000         20,250
                       Delta Air Lines, Inc. 10.00% due 08/15/08(7)................     125,000         36,250
                       Hilton Hotels Corp. 7.95% due 04/15/07......................     369,000        387,271
                       Riviera Holdings Corp. 11.00% due 06/15/10#.................      35,000         38,412
                       Seneca Gaming Corp. 7.25% due 05/01/12*.....................      10,000         10,375
                       Six Flags, Inc. 4.50% due 05/15/15..........................      60,000         63,300
                                                                                                  -------------
                                                                                                     4,166,759
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 1.6%
                       Communication Equipment -- 0.2%
                       Motorola, Inc. 6.50% due 09/01/25...........................     483,000        525,543
                       Computer Services -- 0.1%
                       Activant Solutions, Inc. 9.50% due 10/03/05*(2).............      40,000         41,200
                       Sungard Data Systems, Inc. 9.13% due 08/15/13*..............     100,000        103,875
                       Sungard Data Systems, Inc. 10.25% due 08/15/15*.............     275,000        284,969
                       Telecommunications -- 1.3%
                       ALLTEL Corp. 4.66% due 05/17/07.............................     239,000        239,758
                       American Cellular Corp. 10.00% due 08/01/11.................     320,000        335,200
                       AT&T Wireless Services, Inc. 7.88% due 03/01/11.............     531,000        608,258
                       Bellsouth Telecommunications, Inc. 5.85% due 11/15/45.......     375,000        370,722
                       Corning, Inc. 5.90% due 03/15/14............................      97,000         99,067
                       Corning, Inc. 6.85% due 03/01/29............................     105,000        109,733
                       GTE Corp. 6.94% due 04/15/28................................     376,000        427,398
                       LCI International, Inc. 7.25% due 06/15/07..................     905,000        886,900
                       Triton PCS, Inc. 8.50% due 06/01/13.........................      25,000         23,000
                       Verizon New York, Inc. 7.38% due 04/01/32...................     310,000        356,550
                       Worldspan LP 9.52% due 08/15/05*(2).........................     130,000        120,250
                                                                                                  -------------
                                                                                                     4,532,423
                                                                                                  -------------
                       MATERIALS -- 0.9%
                       Chemicals -- 0.6%
                       BCI US Finance Corp. 9.10% due 07/15/10*(2).................     250,000        253,750
                       Dow Chemical Co. 7.38% due 03/01/23.........................     229,000        277,850
                       du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10........      54,000         53,231
                       Eastman Chemical Co. 7.25% due 01/15/24.....................     555,000        651,686
                       Lubrizol Corp. 5.88% due 12/01/08...........................     110,000        113,344
                       Rohm and Haas Co. 7.85% due 07/15/29........................     215,000        287,444
                       Forest Products -- 0.3%
                       Georgia-Pacific Corp. 8.00% due 01/15/14....................      95,000        104,500
                       Packaging Corp. of America 5.75% due 08/01/13...............     166,000        163,085
                       Weyerhaeuser Co. 6.13% due 03/15/07.........................     147,000        150,129
                       Weyerhaeuser Co. 6.88% due 12/15/33.........................     276,000        304,509
                       Metals & Minerals -- 0.0%
                       Crown Cork & Seal Co., Inc. 8.00% due 04/15/23..............      80,000         81,000
                                                                                                  -------------
                                                                                                     2,440,528
                                                                                                  -------------

---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.0%
                       Real Estate Companies -- 0.1%
                       EOP Operating LP 8.38% due 03/15/06.........................  $  316,000   $    323,853
                                                                                                  -------------
                       U.S. GOVERNMENT AGENCIES -- 14.7%
                       U.S. Government Agencies -- 14.7%
                       Federal Home Loan Bank 3.80% due 08/24/07...................     590,000        584,760
                       Federal Home Loan Bank 3.90% due 02/25/08...................     715,000        708,133
                       Federal Home Loan Mtg. Corp. 3.75% due 03/03/08.............     935,000        925,810
                       Federal Home Loan Mtg. Corp. 4.50% due 01/15/14.............     300,000        299,619
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/19.............   4,407,109      4,343,118
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/19.............     220,540        221,241
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/34.............   1,291,322      1,272,418
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/34.............   1,911,332      1,883,352
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/34.............     843,951        848,865
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............   2,166,545      2,213,851
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/16.............     175,823        182,445
                       Federal Home Loan Mtg. Corp. 7.00% due 04/01/32.............     390,234        409,652
                       Federal Home Loan Mtg. Corp. Medium Term Note 3.75% due
                         08/03/07..................................................     631,000        625,130
                       Federal National Mtg. Assoc. 3.38% due 05/15/07.............     515,000        507,792
                       Federal National Mtg. Assoc. 3.41% due 08/30/07.............     800,000        785,812
                       Federal National Mtg. Assoc. 4.50% due 02/01/35.............     979,337        939,582
                       Federal National Mtg. Assoc. 5.00% due 03/01/18.............     689,978        692,097
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............      49,152         49,471
                       Federal National Mtg. Assoc. 5.00% due 07/01/18.............     385,318        386,502
                       Federal National Mtg. Assoc. 5.00% due 08/01/18.............     305,887        306,826
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............   1,100,827      1,104,208
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............     249,207        249,900
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............   2,312,884      2,282,630
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............     900,430        887,606
                       Federal National Mtg. Assoc. 5.25% due 08/01/12.............     310,000        319,324
                       Federal National Mtg. Assoc. 5.50% due 10/01/17.............     913,615        932,402
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............   1,418,280      1,447,445
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............     157,192        160,409
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............   5,458,648      5,490,330
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............     428,601        442,908
                       Federal National Mtg. Assoc. 6.00% due 12/01/33.............   1,391,409      1,421,783
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............     750,801        767,278
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............     777,923        795,152
                       Federal National Mtg. Assoc. 6.00% due 10/01/34.............     914,885        934,962
                       Federal National Mtg. Assoc. 6.00% due 06/01/35.............   1,498,329      1,531,188
                       Federal National Mtg. Assoc. 6.50% due 09/01/32.............   1,850,785      1,916,617
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............     318,968        329,971
                       Federal National Mtg. Assoc. 6.63% due 11/15/30.............     345,000        433,060
                       Government National Mtg. Assoc. 5.50% due 01/15/34..........   1,795,392      1,818,790
                       Government National Mtg. Assoc. 7.50% due 04/15/29..........       2,660          2,844
                       Government National Mtg. Assoc. 7.50% due 01/15/32..........     378,127        404,235
                                                                                                  -------------
                                                                                                    41,859,518
                                                                                                  -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.5%
                       U.S. Treasuries -- 1.5%
                       United States Treasury Bonds 5.38% due 02/15/31.............     934,000      1,061,330
                       United States Treasury Notes 2.00% due 08/31/05.............     927,000        925,950
                       United States Treasury Notes 2.50% due 10/31/06.............     142,000        139,510
                       United States Treasury Notes 3.38% due 02/15/08.............      51,000         50,173
                       United States Treasury Notes 3.50% due 02/15/10.............       4,000          3,893
                       United States Treasury Notes 3.63% due 04/30/07.............     895,000        889,196
                       United States Treasury Notes 3.63% due 01/15/10.............     239,000        233,996
                       United States Treasury Notes 4.00% due 04/15/10.............     105,000        104,295
                       United States Treasury Notes 4.00% due 02/15/15.............      13,000         12,702
                       United States Treasury Notes 4.25% due 08/15/14.............      91,000         90,805

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS (continued)
                       U.S. Treasuries (continued)
                       United States Treasury Notes 4.25% due 11/15/14.............  $   11,000   $     10,967
                       United States Treasury Notes 5.75% due 11/15/05.............     700,000        704,293
                                                                                                  -------------
                                                                                                     4,227,110
                                                                                                  -------------
                       UTILITIES -- 1.4%
                       Electric Utilities -- 0.9%
                       AES Corp. 7.75% due 03/01/14................................     200,000        218,000
                       Consolidated Edison, Inc. 3.63% due 08/01/08................     204,000        198,833
                       Florida Power Corp. 4.50% due 06/01/10......................     107,000        105,961
                       Midamerican Energy Holdings Co. 5.00% due 02/15/14..........     169,000        166,303
                       Potomac Edison Co. 5.35% due 11/15/14*......................     285,000        289,688
                       PSI Energy, Inc. 7.85% due 10/15/07.........................     307,000        327,155
                       Raytheon Co. 6.75% due 08/15/07.............................     313,000        325,611
                       Reliant Energy, Inc. 6.75% due 12/15/14.....................     100,000         98,500
                       Reliant Resources, Inc. 9.50% due 07/15/13..................     200,000        222,500
                       Tennessee Valley Authority 4.65% due 06/15/35...............     248,000        238,539
                       Virginia Electric & Power Co. 5.75% due 03/31/06............     246,000        248,323
                       Gas & Pipeline Utilities -- 0.3%
                       Consolidated Natural Gas Co. 5.38% due 11/01/06.............     210,000        212,133
                       Keyspan Corp. 4.90% due 05/16/08............................     501,000        504,787
                       Kinder Morgan Energy Partners 5.80% due 03/15/35............     122,000        121,307
                       NGC Corp. Capital Trust 8.32% due 06/01/27..................     275,000        247,500
                       PTT Public Co., Ltd. 5.88% due 08/03/35.....................     134,000        130,357
                       Telephone -- 0.2%
                       Sprint Capital Corp. 6.88% due 11/15/28.....................     363,000        410,247
                                                                                                  -------------
                                                                                                     4,065,744
                                                                                                  -------------
                       TOTAL BONDS & NOTES (cost $90,051,766)......................                 85,410,889
                                                                                                  -------------
                       FOREIGN BONDS & NOTES -- 4.0%
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Retail -- 0.0%
                       Jean Coutu Group, Inc. 8.50% due 08/01/14...................     140,000        138,775
                                                                                                  -------------
                       CONSUMER STAPLES -- 0.1%
                       Food, Bev. & Tobacco -- 0.1%
                       FBG Financial, Ltd. 5.88% due 06/15/35......................     225,000        220,361
                       Sabmiller, PLC 6.63% due 08/15/33*..........................      22,000         24,466
                                                                                                  -------------
                                                                                                       244,827
                                                                                                  -------------
                       ENERGY -- 0.1%
                       Energy Services -- 0.1%
                       Gazprom International SA 7.20% due 02/01/20*................     146,000        156,768
                       Nexen, Inc. 5.88% due 03/10/35..............................     130,000        128,927
                                                                                                  -------------
                                                                                                       285,695
                                                                                                  -------------
                       FINANCE -- 0.7%
                       Bank -- 0.3%
                       Export Import Bank China 4.88% due 07/21/15.................     227,000        222,800
                       HBOS, PLC 3.50% due 11/30/07*...............................     396,000        387,854
                       International Finance Corp. 4.00% due 06/15/10..............     207,000        203,919

---------------------

                                                                                     PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 0.4%
                       Aries Vermogensverwaltung GmbH 9.60% due 10/25/14...........  $  500,000   $    641,850
                       Lehamn Brothers Floating Rate Common 3.62% due 07/15/18.....     250,000        250,000
                       Lehman Brothers Floating Rate Common 3.67% due 07/15/18.....     250,000        250,000
                       Insurance -- 0.0%
                       Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15.........      75,000         72,750
                                                                                                  -------------
                                                                                                     2,029,173
                                                                                                  -------------
                       FOREIGN GOVERNMENT BONDS -- 1.7%
                       Foreign Government Bonds -- 1.7%
                       Federal Republic of Brazil 8.00% due 01/15/18...............     275,000        280,500
                       Federal Republic of Brazil 10.50% due 07/14/14..............     290,000        336,690
                       Federal Republic of Brazil 11.00% due 08/17/40..............     640,000        752,640
                       Republic of Argentina 3.01% due 08/03/05....................     330,000        304,590
                       Republic of Turkey 9.00% due 06/30/11.......................     265,000        300,775
                       Republic of Turkey 11.88% due 01/15/30......................     530,000        753,262
                       Republic of Venezuela 8.50% due 10/08/14....................     140,000        145,250
                       Republic of Venezuela 9.25% due 09/15/27....................     700,000        729,050
                       Russian Federation 5.00% due 03/31/30*(3)...................     173,000        191,598
                       Russian Federation 5.00% due 03/31/30(3)....................     670,000        742,896
                       United Mexican States 6.75% due 09/27/34....................     154,000        162,316
                       United Mexican States 7.50% due 04/08/33....................     199,000        227,756
                                                                                                  -------------
                                                                                                     4,927,323
                                                                                                  -------------
                       HEALTHCARE -- 0.0%
                       Drugs -- 0.0%
                       Elan Finance, PLC/Elan Finance Corp. 7.75% due 11/15/11*....     145,000        126,150
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       Business Services -- 0.2%
                       Monsanto Finance Canada Co. 5.50% due 07/30/35..............     487,000        472,804
                       Machinery -- 0.2%
                       Atlas Copco AB 6.50% due 04/01/08*..........................     123,000        127,661
                       Tyco International Group SA 6.75% due 02/15/11*.............     422,000        461,972
                                                                                                  -------------
                                                                                                     1,062,437
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.2%
                       Grupo Televisa SA 6.63% due 03/18/25*.......................     194,000        193,243
                       Telenet Group Holding NV 11.5% due 06/15/14*(3).............     300,000        241,500
                                                                                                  -------------
                                                                                                       434,743
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.3%
                       Telecommunications -- 0.3%
                       British Telecommunications, PLC 7.63% due 12/15/05..........      54,000         54,750
                       TELUS Corp. 7.50% due 06/01/07..............................     394,000        414,341
                       TELUS Corp. 8.00% due 06/01/11..............................     341,000        393,732
                                                                                                  -------------
                                                                                                       862,823
                                                                                                  -------------
                       MATERIALS -- 0.3%
                       Chemicals -- .1%
                       Methanex Corp. 6.00% due 08/15/15...........................     210,000        200,298
                       Forest Products -- 0.0%
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10...............      95,000         99,750

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 0.2%
                       Barrick Gold Corp. 5.80% due 11/15/34.......................  $  137,000   $    138,848
                       Noranda, Inc. 6.20% due 06/15/35............................     115,000        115,395
                       Noranda, Inc. 8.38% due 02/15/11............................     366,000        419,469
                                                                                                  -------------
                                                                                                       973,760
                                                                                                  -------------
                       UTILITIES -- 0.2%
                       Telephone -- 0.2%
                       Deutsche Telekom International Finance BV 8.75% due
                         06/15/30..................................................     270,000        361,167
                                                                                                  -------------



                       TOTAL FOREIGN BONDS & NOTES (cost $6,626,038)...............                 11,446,873
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $276,234,005)...                286,862,597
                                                                                                  -------------

                       REPURCHASE AGREEMENTS -- 1.4% (CONTINUED)
                       ----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENTS -- 1.4%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.50% dated 07/29/05 to be repurchased
                         08/01/05 in the amount of $319,040 and collateralized by
                         $330,000 of U.S. Treasury Notes, bearing interest at
                         1.63%, due 02/25/05 having an approximate value of
                         $328,282 (cost $319,000)..................................     319,000        319,000
                       State Street Bank & Trust Co. Joint Repurchase
                         Agreement(5)..............................................   1,618,000      1,618,000
                       UBS Warburg AG Joint Repurchase Agreement(5)................   2,000,000      2,000,000
                                                                                                  -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $3,937,000)...............                  3,937,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $280,171,005)@                                       101.9%       290,799,597
                       Liabilities in excess of other assets --                      (1.9)        (5,389,135)
                                                                                    ------      -------------
                       NET ASSETS --                                                100.0%      $285,410,462
                                                                                    ======      =============

              -----------------------------

     +  Non-income producing security
     * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2005, the aggregate value of these securities was $7,457,702 representing 2.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
     # Security represents an investment in an affiliated company; see Note 8. @ See Note 4 for cost of investments on a tax basis.
    (1) Consists of more than one class of securities traded together as a unit.
    (2) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2005.
    (3) Security is a "step-up" security where the rate increases ("step up") at a predetermined rate. Rate shown reflects the increased rate.
    (4) Variable rate security -- the rate reflected is as of July 31, 2005; maturity date reflects next reset date.
    (5) See Note 2 for details of Joint Repurchase Agreement.
    (6) Commercial Mortgage-Backed Security
    (7) Subsequent to July 31, 2005, the company has filed Chapter 11 bankruptcy.

    ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Services Company
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    U.S. Government Agencies.....................     18.4%
    Financial Services...........................     10.5
    US Government Treasuries.....................      7.8
    Banks........................................      7.5
    Energy Services..............................      6.3
    Telecommunications...........................      3.9
    Food, Beverage & Tobacco.....................      3.7
    Energy Sources...............................      3.5
    Drugs........................................      3.4
    Insurance....................................      3.4
    Broadcasting & Media.........................      2.9
    Telephone....................................      2.6
    Machinery....................................      2.3
    Forest Products..............................      1.9
    Chemicals....................................      1.8
    Commercial Paper.............................      1.8
    Retail.......................................      1.6
    Business Services............................      1.5
    Aerospace & Military Technology..............      1.4
    Housing......................................      1.1
    Medical Products.............................      1.1
    Multi-Industry...............................      1.1
    Internet Software............................      1.0
    Gas & Pipeline Utilities.....................      0.9
    Household Products...........................      0.9
    Apparel & Textiles...........................      0.8
    Communication Equipment......................      0.7
    Computer & Business Equipment................      0.7
    Computer Software............................      0.6
    Health Services..............................      0.5
    Electronics..................................      0.5
    Entertainment Products.......................      0.5
    Real Estates Trusts..........................      0.5
    Electrical Utilities.........................      0.4
    Leisure & Tourism............................      0.4
    Metals & Minerals............................      0.4
    Transportation...............................      0.4
    Computer Services............................      0.3
    Real Estates Companies.......................      0.3
    Automotive...................................      0.2
    Foreign Government Bonds.....................      0.2
    Electrical Equipment.........................      0.1
                                                      -----
                                                      99.8%
                                                      =====

    *  Calculated as a percentage of net assets

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Services Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 59.7%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.6%
                       Apparel & Textiles -- 0.8%
                       Gap, Inc. ..................................................      375,860   $  7,934,405
                       Automotive -- 0.1%
                       Toyota Motor Corp. .........................................       29,500      1,117,900
                       Housing -- 1.1%
                       Masco Corp. ................................................      315,160     10,687,076
                       Retail -- 1.6%
                       Circuit City Stores, Inc. ..................................      117,510      2,144,557
                       Family Dollar Stores, Inc. .................................       53,100      1,369,980
                       Lowe's Cos., Inc. ..........................................       20,230      1,339,631
                       Officemax, Inc. ............................................      121,930      3,621,321
                       TJX Cos., Inc. .............................................      121,220      2,849,882
                       Wal-Mart Stores, Inc. ......................................       93,820      4,630,017
                                                                                                   -------------
                                                                                                     35,694,769
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.1%
                       Food, Beverage & Tobacco -- 3.2%
                       Altria Group, Inc. .........................................      157,390     10,538,834
                       Archer-Daniels-Midland Co. .................................       88,310      2,025,831
                       Coca-Cola Co. ..............................................       46,300      2,026,088
                       Diageo, PLC.................................................      183,380      2,527,462
                       General Mills, Inc. ........................................       42,330      2,006,442
                       H.J. Heinz Co. .............................................       89,960      3,308,729
                       Kellogg Co. ................................................       62,160      2,816,470
                       Molson Coors Brewing Co. ...................................       11,600        727,320
                       Nestle SA...................................................        3,428        939,440
                       PepsiCo, Inc. ..............................................       56,600      3,086,398
                       Sara Lee Corp. .............................................       68,150      1,358,230
                       Household Products -- 0.9%
                       Colgate-Palmolive Co. ......................................       36,800      1,948,192
                       Gillette Co. ...............................................       87,140      4,676,804
                       Kimberly-Clark Corp. .......................................       40,300      2,569,528
                                                                                                   -------------
                                                                                                     40,555,768
                                                                                                   -------------
                       ENERGY -- 9.0%
                       Energy Services -- 5.6%
                       Amerada Hess Corp. .........................................       11,300      1,331,818
                       BJ Services Co. ............................................       45,320      2,764,067
                       BP, PLC ADR.................................................       38,020      2,504,758
                       ChevronTexaco Corp. ........................................       32,200      1,867,922
                       ConocoPhillips..............................................      140,040      8,765,103
                       EnCana Corp. ...............................................       52,980      2,190,723
                       Entergy Corp. ..............................................       52,470      4,089,512
                       Exelon Corp. ...............................................       44,780      2,396,626
                       Exxon Mobil Corp. ..........................................      159,486      9,369,802
                       GlobalSantaFe Corp. ........................................      166,850      7,506,581
                       Noble Corp. ................................................      114,990      7,725,028

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       PPL Corp. ..................................................       47,240   $  2,909,039
                       Public Service Enterprise Group, Inc. ......................       13,270        853,261
                       TXU Corp. ..................................................       12,620      1,093,397
                       Energy Sources -- 3.4%
                       Apache Corp. ...............................................       17,230      1,178,532
                       Calpine Corp.+..............................................    1,197,250      3,974,870
                       Cooper Cameron Corp.+.......................................       68,240      4,843,675
                       Devon Energy Corp. .........................................      179,400     10,062,546
                       EOG Resources, Inc. ........................................       43,800      2,676,180
                       Total SA Sponsored ADR......................................       64,750      8,093,750
                       Unocal Corp. ...............................................       49,130      3,186,081
                                                                                                   -------------
                                                                                                     89,383,271
                                                                                                   -------------
                       FINANCE -- 14.6%
                       Banks -- 5.6%
                       Bank of America Corp. ......................................      461,422     20,117,999
                       Mellon Financial Corp. .....................................      365,470     11,132,216
                       PNC Financial Services Group, Inc. .........................      238,010     13,047,708
                       SunTrust Banks, Inc. .......................................       91,190      6,631,337
                       UBS AG......................................................       11,517        944,624
                       Wells Fargo & Co. ..........................................       61,630      3,780,384
                       Financial Services -- 5.9%
                       American Express Co. .......................................       63,800      3,509,000
                       Capital One Financial Corp. ................................        6,800        561,000
                       Citigroup, Inc. ............................................      298,263     12,974,441
                       Countrywide Financial Corp. ................................       44,190      1,590,840
                       Fannie Mae..................................................       59,700      3,334,842
                       Franklin Resources, Inc. ...................................       30,300      2,448,846
                       Freddie Mac.................................................       18,310      1,158,657
                       Goldman Sachs Group, Inc. ..................................       48,320      5,193,434
                       J.P. Morgan Chase & Co. ....................................      381,024     13,389,183
                       Lehman Brothers Holdings, Inc. .............................       24,390      2,564,121
                       MBNA Corp. .................................................       37,390        940,732
                       Merrill Lynch & Co., Inc. ..................................      145,672      8,562,600
                       Morgan Stanley..............................................       48,040      2,548,522
                       Insurance -- 3.1%
                       AFLAC, Inc. ................................................       27,270      1,229,877
                       Allstate Corp. .............................................      199,750     12,236,685
                       Chubb Corp. ................................................       11,670      1,036,529
                       Conseco, Inc.+..............................................      229,090      4,996,453
                       Genworth Financial, Inc. ...................................       52,170      1,636,051
                       Hartford Financial Services Group, Inc. ....................       64,200      5,172,594
                       MetLife, Inc. ..............................................      106,820      5,249,135
                                                                                                   -------------
                                                                                                    145,987,810
                                                                                                   -------------
                       HEALTHCARE -- 5.0%
                       Drugs -- 3.4%
                       Abbott Laboratories.........................................      174,040      8,115,485
                       Amgen, Inc.+................................................        9,200        733,700
                       Eli Lilly and Co. ..........................................        7,510        422,963
                       Merck & Co., Inc. ..........................................      313,770      9,745,697
                       Novartis AG+................................................        7,800        378,898
                       Pfizer, Inc. ...............................................       22,910        607,115
                       Roche Holding AG............................................        2,790        378,788
                       Wyeth.......................................................      299,640     13,708,530

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       Health Services -- 0.5%
                       Tenet Healthcare Corp.+.....................................      435,860   $  5,291,340
                       Medical Products -- 1.1%
                       Baxter International, Inc. .................................       19,410        762,231
                       Boston Scientific Corp.+....................................       26,940        779,913
                       Johnson & Johnson...........................................       81,450      5,209,542
                       MedImmune, Inc.+............................................      130,990      3,721,426
                                                                                                   -------------
                                                                                                     49,855,628
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 6.0%
                       Aerospace & Military Technology -- 1.1%
                       Lockheed Martin Corp. ......................................       91,210      5,691,504
                       Northrop Grumman Corp. .....................................       55,130      3,056,958
                       United Technologies Corp. ..................................       45,560      2,309,892
                       Business Services -- 1.3%
                       Accenture, Ltd., Class A+...................................      190,350      4,766,364
                       Cendant Corp. ..............................................      120,880      2,581,997
                       Interpublic Group of Cos., Inc.+............................      406,370      5,079,625
                       W.W. Grainger, Inc. ........................................       10,000        623,200
                       Electrical Equipment -- 0.1%
                       Hubbell, Inc., Class B......................................       18,890        857,606
                       Machinery -- 2.1%
                       Cooper Industries, Ltd., Class A............................       17,210      1,111,422
                       Deere & Co. ................................................       50,800      3,735,324
                       Finning International, Inc. ................................        2,450         76,019
                       Illinois Tool Works, Inc. ..................................       40,410      3,461,116
                       Ingersoll-Rand Co., Class A.................................       11,710        915,371
                       ITT Industries, Inc. .......................................       10,790      1,148,056
                       Sandvik AB..................................................       13,710        546,958
                       SPX Corp. ..................................................       52,530      2,567,666
                       Tyco International, Ltd. ...................................      260,280      7,930,732
                       Multi-Industry -- 1.1%
                       3M Co. .....................................................       21,580      1,618,500
                       General Electric Co. .......................................      199,080      6,868,260
                       Nalco Holding Co.+..........................................      106,050      2,274,773
                       Transportation -- 0.3%
                       Burlington Northern Santa Fe Corp. .........................       40,240      2,183,020
                       CNF, Inc. ..................................................        8,230        424,586
                                                                                                   -------------
                                                                                                     59,828,949
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.3%
                       Broadcasting & Media -- 2.6%
                       Knight-Ridder, Inc. ........................................        9,300        581,808
                       Reed International, PLC.....................................      147,330      1,359,077
                       Time Warner, Inc.+..........................................      165,490      2,816,640
                       Tribune Co. ................................................       32,960      1,203,040
                       Viacom, Inc., Class B.......................................      378,735     12,683,835
                       Walt Disney Co. ............................................      290,400      7,445,856
                       Entertainment Products -- 0.5%
                       Hasbro, Inc. ...............................................       35,870        786,988
                       International Game Technology...............................       42,000      1,149,120
                       Mattel, Inc. ...............................................      156,840      2,925,066

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 0.2%
                       McDonald's Corp. ...........................................       75,380   $  2,349,595
                                                                                                   -------------
                                                                                                     33,301,025
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 6.9%
                       Communication Equipment -- 0.7%
                       Nokia Corp. ADR.............................................      403,860      6,441,567
                       Computers & Business Equipment -- 0.7%
                       International Business Machines Corp. ......................       27,960      2,333,541
                       Sun Microsystems, Inc.+.....................................    1,237,300      4,751,232
                       Computer Services -- 0.3%
                       Compuware Corp.+............................................      361,120      3,044,242
                       Computer Software -- 0.6%
                       Microsoft Corp. ............................................      142,020      3,637,132
                       Oracle Corp.+...............................................      161,220      2,189,368
                       Electronics -- 0.4%
                       Analog Devices, Inc. .......................................       39,460      1,546,832
                       Emerson Electric Co. .......................................       24,590      1,618,022
                       Samsung Electronic..........................................          200         55,059
                       Samsung Electronics Co., Ltd. GDR+*.........................        3,400        937,550
                       Internet Software -- 1.0%
                       Symantec Corp.+.............................................      470,380     10,334,248
                       Telecommunications -- 3.2%
                       Cisco Systems, Inc.+........................................       43,950        841,643
                       Nortel Networks Corp.+......................................    2,917,230      7,672,315
                       SBC Communications, Inc. ...................................      110,640      2,705,148
                       Verizon Communications, Inc. ...............................      437,106     14,962,138
                       Vodafone Group, PLC Sponsored ADR...........................      205,194      5,300,161
                                                                                                   -------------
                                                                                                     68,370,198
                                                                                                   -------------
                       MATERIALS -- 3.9%
                       Chemicals -- 1.7%
                       Air Products and Chemicals, Inc. ...........................       59,040      3,528,230
                       Dow Chemical Co. ...........................................       86,650      4,154,868
                       du Pont (E.I.) de Nemours & Co. ............................       51,380      2,192,898
                       L'Air Liquide SA............................................        2,600        460,983
                       PPG Industries, Inc. .......................................       66,480      4,323,194
                       Praxair, Inc. ..............................................       12,200        602,558
                       Syngenta AG+................................................       15,000      1,562,510
                       Forest Products -- 1.8%
                       Bowater, Inc. ..............................................      127,430      4,308,408
                       International Paper Co. ....................................       72,910      2,303,956
                       MeadWestvaco Corp. .........................................       62,100      1,814,562
                       Owens-Illinois, Inc.+.......................................      319,480      8,194,662
                       Smurfit-Stone Container Corp.+..............................       70,100        850,313
                       Metals & Minerals -- 0.4%
                       Ball Corp. .................................................        2,400         91,080
                       BHP Billiton, PLC...........................................      176,540      2,523,328
                       Precision Castparts Corp. ..................................       20,510      1,845,490
                                                                                                   -------------
                                                                                                     38,757,040
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 3.3%
                       Electric Utilities -- 0.1%
                       FPL Group, Inc. ............................................        7,510   $    323,831
                       Southern Co. ...............................................       26,000        909,740
                       Gas & Pipeline Utilities -- 0.9%
                       AGL Resources, Inc. ........................................       39,390      1,514,546
                       Dominion Resources, Inc. ...................................       73,700      5,443,482
                       Sempra Energy...............................................       37,600      1,598,000
                       Telephone -- 2.3%
                       Sprint Corp. (FON Group)....................................      852,770     22,939,513
                                                                                                   -------------
                                                                                                     32,729,112
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $516,372,577)......................                 594,463,570
                                                                                                   -------------
                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 2.5%                                 AMOUNT
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 2.5%
                       Banks -- 0.2%
                       Wachovia Bank Commercial Mtg. Trust, Series 2005-C16 A4
                         4.85% due 10/15/41(1)(2)..................................  $   650,000        646,521
                       Wachovia Bank Commercial Mtg. Trust, Series 2005-C17 A4
                         5.08% due 03/15/42(1)(2)..................................      714,051        721,967
                       Financial Services -- 2.3%
                       AmeriCredit Automobile Receivables Trust, Series 2004-AF A3
                         2.18% due 07/07/08........................................      939,000        931,465
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2005-PWR7 A3 5.12% due 08/11/05(1)(2).....................      572,496        581,233
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         1999-WF2 A1 6.80% due 07/15/31(1).........................      135,838        138,754
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79% due
                         01/15/09..................................................    1,242,201      1,244,752
                       Chase Commercial Mtg. Securities Corp., Series 1998-2 A2
                         6.39% due 11/18/30(1).....................................    1,073,000      1,126,300
                       Chase Commercial Mtg. Securities Corp., Series 2000-2 A1
                         7.54% due 07/15/32(1).....................................       71,115         75,554
                       Citibank Credit Card Issuance Trust, Series 2001-C3 C3 6.65%
                         due 05/15/08..............................................      943,000        960,594
                       Countrywide Asset-Backed Certificates, Series 2005-1 AF3
                         4.58% due 07/25/35(2).....................................       36,000         35,812
                       Countrywide Asset-Backed Certificates, Series 2005-3 AF3
                         4.82% due 08/25/35(2).....................................      610,000        609,297
                       CPS Auto Receivables Trust, Series 2003-A A2 2.89% due
                         12/15/09*.................................................       46,185         45,666
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         2001-CK1 A3 6.38% due 12/16/35(1).........................      298,000        319,273
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-1 C 6.70% due
                         06/20/30*(1)..............................................      140,000        143,081
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 A2 7.00%
                         due 06/02/33*(1)..........................................      842,000        883,887
                       Deutsche Mtg & Asset Receiving Corp., Series 1998-C1 A2
                         6.54% due 06/15/31(1).....................................      718,748        746,085
                       First Union Commercial Mtg. Securities, Inc., Series 1997-C2
                         A3 6.65% due 11/18/29(1)..................................      200,072        207,347
                       First Union Commercial Mtg. Securities, Inc., Series 1997-C1
                         A3 7.38% due 04/18/29(1)..................................      175,340        180,717
                       Greenwich Capital Commercial Funding Corp., Series 2005-GG3
                         A2 4.31% due 08/10/42(1)(2)...............................      633,450        623,739
                       Greenwich Capital Commercial Funding Corp., Series 2004-GG1
                         A7 5.32% due 08/10/05(1)(2)...............................      293,478        301,495
                       GS Mtg. Securities Corp. II, Series 1998-C1 A1 6.06% due
                         10/18/30(1)...............................................       36,714         36,742

---------------------

                                                                                      PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                             AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       J.P. Morgan Chase Commercial Mtg. Securities, Series
                         2005-LDP1 A4 5.04% due 03/15/46(1)(2).....................  $   959,574   $    969,164
                       J.P. Morgan Chase Commercial Mtg. Securities, Series 2004-C2
                         A3 5.21% due 08/15/05(1)(2)...............................      192,837        197,850
                       J.P. Morgan Commercial Mtg. Finance Corp., Series 1998-C6 A3
                         6.61% due 01/15/30(1).....................................      132,208        137,121
                       LB Commercial Conduit Mtg. Trust, Series 1998-C1 A3 6.48%
                         due 02/18/30(1)...........................................    1,123,560      1,162,392
                       Lehman Large Loan, Series 1997-LLI B 6.95% due
                         10/12/34(1)...............................................      140,000        144,699
                       Merrill Lynch Mtg. Investors, Inc., Series 1998-C2 A2 6.39%
                         due 02/15/30(1)...........................................    1,185,690      1,226,672
                       Morgan Stanley Capital I, Inc., Series 1998-HF2 X 0.59% due
                         08/15/05*(1)(2)(5)........................................   20,962,998        422,245
                       Morgan Stanley Capital, I Inc. 5.17% due 01/14/42(1)........      381,582        388,092
                       Mortgage Capital Funding, Inc., Series 1998-MC3 A2 6.34% due
                         11/18/31(1)...............................................      957,186        993,442
                       Multi-Family Capital Access One, Inc., Series 1 A 6.65% due
                         01/15/24(1)...............................................      213,981        223,955
                       RAAC, Series 2004-SP3 AI3 4.97% due 09/25/34(3).............      425,000        418,130
                       Residential Asset Mtg. Products, Inc., Series 2005-RS1 AI3
                         4.11% due 01/25/29........................................      441,287        434,531
                       Residential Asset Mtg. Products, Inc., Series 2003-RZ5 A3
                         3.80% due 07/25/30........................................      419,421        417,464
                       Small Business Administration Participation Certificates,
                         Series 2004-20G 1 4.35% due 01/01/06(3)...................      171,962        168,419
                       Small Business Administration Participation Certificates,
                         Series 2004-20D 1 4.77% due 04/01/24(3)...................      491,455        492,043
                       Small Business Administration Participation Certificates,
                         Series 2005-20C 1 4.95% due 03/01/25(3)...................    1,148,000      1,157,668
                       Small Business Administration Participation Certificates,
                         Series 2004-20E 1 5.18% due 05/01/24(3)...................      792,657        809,316
                       Small Business Administration Participation Certificates,
                         Series 2004-20F 1 5.52% due 12/01/05(3)...................    1,143,741      1,186,264
                       Small Business Administration Guaranteed Development, Series
                         2004 20I 1 4.99% due 09/01/05(3)..........................      682,883        690,674
                       Structured Asset Secs Corp., Series 2005-4XS 1A2B 4.67% due
                         03/25/35(4)...............................................    1,490,491      1,471,529
                       TIAA Retail Commercial Trust, Series 1999-1 A 7.17% due
                         01/15/32*(1)..............................................      748,641        773,786
                                                                                                   -------------
                       TOTAL ASSET BACKED SECURITIES (cost $24,873,593)............                  24,445,737
                                                                                                   -------------
                       BONDS & NOTES -- 35.1%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.1%
                       Automotive -- 0.1%
                       Ford Motor Co. 7.45% due 07/16/31...........................      459,000        389,166
                       General Motors Corp. 8.38% due 07/15/33.....................      888,000        801,420
                                                                                                   -------------
                                                                                                      1,190,586
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.5%
                       Food, Beverage & Tobacco -- 0.5%
                       Cadbury Schweppes US Finance, LLC 5.13% due 10/01/13*.......    1,229,000      1,223,651
                       Coca-Cola HBC Finance BV 5.13% due 09/17/13.................      850,000        866,062
                       FBG Financial, Ltd. 5.88% due 06/15/35*.....................      752,000        736,496
                       Kraft Foods, Inc. 6.25% due 06/01/12........................      695,000        750,221
                       Kroger Co. 6.75% due 04/15/12...............................      509,000        554,476
                       Miller Brewing Co. 5.50% due 08/15/13*......................    1,273,000      1,307,881
                                                                                                   -------------
                                                                                                      5,438,787
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.8%
                       Energy Services -- 0.7%
                       Amerada Hess Corp. 7.30% due 08/15/31.......................  $   489,000   $    580,216
                       DTE Energy Co. 7.05% due 06/01/11...........................      613,000        672,358
                       Encana Holdings Finance Corp. 5.80% due 05/01/14............      508,000        535,137
                       Exelon Generation Co., LLC 6.95% due 06/15/11...............    1,087,000      1,199,112
                       FirstEnergy Corp. 6.45% due 11/15/11........................    1,089,000      1,171,080
                       Halliburton Co. 5.50% due 10/15/10..........................      502,000        518,797
                       Midamerican Energy Holdings Co. 3.50% due 05/15/08..........      411,000        397,119
                       Midamerican Energy Holdings Co. 5.88% due 10/01/12..........      340,000        353,878
                       Pioneer Natural Resource Co. 5.88% due 07/15/16.............      505,000        512,518
                       PSEG Power, LLC 6.95% due 06/01/12..........................      313,000        347,261
                       PSEG Power, LLC 8.63% due 04/15/31..........................      412,000        562,002
                       Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17........      193,776        211,421
                       Energy Sources -- 0.1%
                       Kerr-Mcgee Corp. 6.95% due 07/01/24.........................      169,000        177,688
                       Ocean Energy, Inc. 4.38% due 10/01/07.......................      600,000        596,125
                       Pemex Project Funding Master Trust 8.63% due 02/01/22.......      120,000        145,680
                                                                                                   -------------
                                                                                                      7,980,392
                                                                                                   -------------
                       FINANCE -- 3.2%
                       Banks -- 0.7%
                       Bank of America Corp. 5.38% due 06/15/14....................      520,000        538,683
                       Bank of America Corp. 7.40% due 01/15/11....................    2,049,000      2,327,053
                       HBOS Capital Funding LP 6.07% due 06/30/14*(2)..............      423,000        447,311
                       Popular North America, Inc. 4.25% due 04/01/08..............      639,000        633,062
                       RBS Capital Trust II 6.43% due 12/29/49(2)..................      679,000        740,322
                       Wachovia Corp. 5.25% due 08/01/14...........................    1,565,000      1,594,186
                       Wells Fargo Bank NA 6.45% due 02/01/11......................      151,000        163,903
                       Wells Fargo Bank National Assoc. 4.75% due 02/09/15.........    1,413,000      1,395,189
                       Financial Services -- 2.2%
                       Boeing Capital Corp. 6.50% due 02/15/12.....................    2,082,000      2,284,387
                       Citigroup, Inc. 5.00% due 09/15/14..........................    2,379,000      2,382,017
                       Credit Suisse First Boston USA, Inc. 4.13% due 01/15/10.....      958,000        937,828
                       Credit Suisse First Boston USA, Inc. 4.63% due 01/15/08.....    1,101,000      1,103,972
                       DBS Capital Funding Corp. 7.66% due 03/15/11*(2)............      669,000        753,188
                       Devon Financing Corp. 6.88% due 09/30/11....................      649,000        716,614
                       Duke Capital Corp. 8.00% due 10/01/19.......................      755,000        922,034
                       Falcon Franchise Loan LLC 7.38% due 05/05/10*...............      231,259        242,710
                       Ford Motor Credit Co. 4.95% due 01/15/08....................      360,000        346,700
                       Ford Motor Credit Co. 5.70% due 01/15/10....................      960,000        904,744
                       Fund American Cos, Inc. 5.88% due 05/15/13..................      484,000        493,818
                       General Electric Capital Corp. 6.75% due 03/15/32...........    1,074,000      1,287,755
                       General Electric Capital Corp. 8.75% due 05/21/07...........      109,000        117,023
                       General Electric Capital Corp. Medium Term Note 5.45% due
                         01/15/13..................................................      203,000        211,289
                       General Motors Acceptance Corp. 5.85% due 01/14/09..........      558,000        539,063
                       General Motors Acceptance Corp. 7.25% due 03/02/11..........      306,000        298,058
                       Goldman Sachs Group, Inc. 5.70% due 09/01/12................    1,220,000      1,273,142
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................      988,000        993,928
                       Lehman Brothers Holdings, Inc. 8.25% due 06/15/07...........      513,000        547,180
                       Merrill Lynch & Co., Inc. 5.45% due 07/15/14................      946,000        979,840
                       MidAmerican Funding, LLC 6.93% due 03/01/29.................      166,000        191,611
                       Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*.....      444,000        462,107
                       Morgan Stanley 4.75% due 04/01/14...........................      609,000        591,949
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............      664,000        722,834
                       Natexis Ambs Co., LLC 8.44% due 12/29/49*(2)................      215,000        235,938
                       Prudential Funding, LLC 6.60% due 05/15/08*.................      512,000        540,870
                       SLM Corp. 4.00% due 01/15/09................................      569,000        558,399
                       UFJ Financial Aruba AEC 6.75% due 07/15/13..................      525,000        577,226

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 0.3%
                       Allstate Corp. 5.55% due 05/09/35...........................  $   190,000   $    189,891
                       Allstate Corp. 6.13% due 12/15/32...........................      604,000        657,814
                       Genworth Financial, Inc. 5.75% due 06/15/14.................      380,000        398,580
                       MetLife, Inc. 6.50% due 12/15/32............................      272,000        304,751
                       Prudential Financial, Inc. 5.10% due 09/20/14...............    1,457,000      1,467,630
                       Travelers Property Casualty Corp. 6.38% due 03/15/33........      251,000        264,686
                                                                                                   -------------
                                                                                                     32,339,285
                                                                                                   -------------
                       HEALTHCARE -- 0.2%
                       Drugs -- 0.1%
                       Wyeth 5.50% due 09/15/05....................................      773,000        799,892
                       Health Services -- 0.1%
                       HCA, Inc. 6.95% due 05/01/12................................      641,000        674,508
                       HCA, Inc. 8.75% due 09/01/10................................      165,000        185,163
                                                                                                   -------------
                                                                                                      1,659,563
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.9%
                       Aerospace & Military Technology -- 0.3%
                       BAE Systems Holdings, Inc. 5.20% due 08/15/15*..............      510,000        505,651
                       BAE Systems Holdings, Inc. 6.40% due 12/15/11*..............      802,000        863,084
                       Northrop Grumman Corp. 7.75% due 02/15/31...................    1,072,000      1,405,338
                       Raytheon Co. 6.15% due 11/01/08.............................      414,000        431,746
                       Building Materials -- 0.1%
                       CRH America, Inc. 6.95% due 03/15/12........................      687,000        758,680
                       Business Services -- 0.2%
                       Cendant Corp. 6.88% due 08/15/06............................      851,000        871,631
                       Waste Management, Inc. 7.00% due 07/15/28...................      458,000        517,135
                       Waste Management, Inc. 7.38% due 08/01/10...................      601,000        666,470
                       Machinery -- 0.2%
                       Kennametal, Inc. 7.20% due 06/15/12.........................      710,000        778,871
                       Tyco International Group SA 6.75% due 02/15/11..............      614,000        672,158
                       Transportation -- 0.1%
                       CSX Corp. 6.75% due 03/15/11................................      318,000        345,868
                       Union Pacific Corp. 5.38% due 05/01/14......................      579,000        592,772
                       Union Pacific Corp. 6.13% due 01/15/12......................      227,000        240,056
                                                                                                   -------------
                                                                                                      8,649,460
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Broadcasting & Media -- 0.3%
                       Hearst Argyle Television, Inc. 7.50% due 11/15/27...........      800,000        876,358
                       News America Holdings, Inc. 8.50% due 02/23/25..............      444,000        560,611
                       News America, Inc. 6.20% due 12/15/34.......................      700,000        727,457
                       Time Warner Entertainment Co., LP 8.38% due 07/15/33........      466,000        610,898
                       Time Warner Entertainment Co., LP 10.15% due 05/01/12.......      262,000        333,163
                       Walt Disney Co. 6.75% due 03/30/06..........................      286,000        290,756
                       Leisure & Tourism -- 0.2%
                       Continental Airlines, Inc., Series 981A 6.65% due
                         09/15/17..................................................      913,348        899,985
                       Walt Disney Co. 6.38% due 03/01/12..........................      621,000        675,517
                       Yum! Brands, Inc. 8.88% due 04/15/11........................      373,000        445,625
                                                                                                   -------------
                                                                                                      5,420,370
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.8%
                       Electronics -- 0.1%
                       System Energy Resources, Inc. 5.13% due 01/15/14*...........      432,369        423,600

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 0.7%
                       Bellsouth Corp. 6.55% due 06/15/34..........................  $   662,000   $    737,726
                       Cingular Wireless LLC 6.50% due 12/15/11....................      326,000        354,440
                       Cingular Wireless Services, Inc. 7.35% due 03/01/06.........      220,000        223,879
                       Cingular Wireless Services, Inc. 8.75% due 03/01/31.........      540,000        746,030
                       PCCW, Ltd. 6.00% due 07/15/13*..............................    1,500,000      1,558,089
                       TCI Communications Financing III 9.65% due 03/31/27.........    1,434,000      1,585,828
                       Telecom de Puerto Rico 6.65% due 05/15/06...................      150,000        152,406
                       Verizon New York, Inc. 6.88% due 04/01/12...................    1,848,000      2,013,281
                                                                                                   -------------
                                                                                                      7,795,279
                                                                                                   -------------
                       MATERIALS -- 0.2%
                       Chemicals -- 0.1%
                       Dow Chemical Co. 5.75% due 12/15/08.........................      486,000        503,239
                       Dow Chemical Co. 6.00% due 10/01/12.........................      395,000        423,382
                       Forest Products -- 0.1%
                       MeadWestvaco Corp. 6.80% due 11/15/32.......................      333,000        381,831
                       Weyerhaeuser Co. 6.75% due 03/15/12.........................      581,000        632,215
                       Metals & Minerals -- 0.0%
                       Alcan, Inc. 5.75% due 06/01/35..............................      540,000        543,028
                                                                                                   -------------
                                                                                                      2,483,695
                                                                                                   -------------
                       REAL ESTATE -- 0.8%
                       Real Estate Companies -- 0.3%
                       EOP Operating LP 6.80% due 01/15/09.........................    1,981,000      2,095,955
                       Socgen Real Estate Co., LLC 7.64% due 09/30/07*(2)..........    1,051,000      1,113,558
                       Real Estate Investment Trusts -- 0.5%
                       Boston Properties, Inc. 5.00% due 06/01/15..................      147,000        143,473
                       HRPT Properties Trust 6.25% due 08/15/16....................      520,000        548,408
                       Kimco Realty Corp. 6.00% due 11/30/12.......................      750,000        799,376
                       Simon Property Group LP 5.10% due 06/15/15*.................      392,000        385,736
                       Simon Property Group LP 6.38% due 11/15/07..................      636,000        658,287
                       Vornado Realty LP 5.63% due 06/15/07........................    2,023,000      2,047,551
                                                                                                   -------------
                                                                                                      7,792,344
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 18.4%
                       U.S. Government Agencies -- 18.4%
                       Federal Home Loan Banks 3.25% due 07/21/06..................    1,535,000      1,522,399
                       Federal Home Loan Banks 3.75% due 09/28/06..................    4,695,000      4,667,112
                       Federal Home Loan Banks 3.90% due 02/25/08..................      570,000        564,526
                       Federal Home Loan Mtg. Corp. 3.75% due 11/15/06.............    2,794,000      2,779,784
                       Federal Home Loan Mtg. Corp. 4.13% due 11/18/09.............    1,015,000      1,003,060
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/18.............      550,595        542,600
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/18.............      720,228        709,770
                       Federal Home Loan Mtg. Corp. 4.50% due 11/01/18.............    1,685,955      1,661,475
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............    1,111,113      1,094,980
                       Federal Home Loan Mtg. Corp. 4.50% due 03/01/19.............      107,325        105,696
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/19.............       74,726         73,592
                       Federal Home Loan Mtg. Corp. 4.50% due 02/01/20.............      476,577        469,342
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/35.............      375,688        359,977
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/35.............      246,587        236,274
                       Federal Home Loan Mtg. Corp. 4.88% due 11/15/13.............    1,788,000      1,831,618
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/18.............      785,692        788,495
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/18.............      987,709        991,233
                       Federal Home Loan Mtg. Corp. 5.00% due 02/01/19.............    1,198,894      1,202,705
                       Federal Home Loan Mtg. Corp. 5.00% due 09/01/33.............    2,614,127      2,578,966
                       Federal Home Loan Mtg. Corp. 5.00% due 11/01/33.............    1,262,176      1,245,199
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/34.............      601,871        593,060

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal Home Loan Mtg. Corp. 5.00% due 04/01/34.............  $   328,082   $    323,279
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/19.............      697,532        711,585
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/19.............       45,606         46,528
                       Federal Home Loan Mtg. Corp. 5.50% due 06/01/19.............       44,567         45,465
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/19.............      335,611        342,373
                       Federal Home Loan Mtg. Corp. 5.50% due 09/01/24.............      183,642        185,922
                       Federal Home Loan Mtg. Corp. 5.50% due 06/01/25.............      635,570        643,428
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/33.............    2,013,524      2,025,920
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............      476,277        479,209
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............    1,998,816      2,011,122
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/34.............      223,286        224,586
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/34.............      145,091        145,936
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/35.............      111,042        111,686
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/16.............      176,183        181,930
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/17.............      248,839        256,944
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/17.............       71,294         73,617
                       Federal Home Loan Mtg. Corp. 6.00% due 06/01/17.............      144,603        149,312
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/17.............      158,378        163,536
                       Federal Home Loan Mtg. Corp. 6.00% due 10/01/17.............      186,840        192,925
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/19.............      192,726        198,930
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/19.............      956,950        987,753
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/19.............      230,042        237,447
                       Federal Home Loan Mtg. Corp. 6.00% due 11/01/19.............      112,671        116,335
                       Federal Home Loan Mtg. Corp. 6.00% due 02/01/23.............      894,503        918,834
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/34.............      209,199        213,723
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/34.............      990,588      1,012,010
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/34.............      315,977        322,810
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/34.............      805,161        822,574
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/34.............    2,143,078      2,189,423
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/34.............      226,510        231,409
                       Federal Home Loan Mtg. Corp. 6.50% due 12/01/15.............       50,929         52,831
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/34.............      101,534        105,007
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/34.............      103,647        107,191
                       Federal Home Loan Mtg. Corp. 6.50% due 06/01/34.............       75,937         78,534
                       Federal Home Loan Mtg. Corp. 6.50% due 06/01/34.............       79,217         81,926
                       Federal Home Loan Mtg. Corp. 6.50% due 06/01/34.............       93,908         97,120
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/34.............      603,111        623,736
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/34.............      232,473        240,424
                       Federal Home Loan Mtg. Corp. 6.50% due 10/01/34.............      652,302        675,326
                       Federal National Mtg. Assoc. 3.00% due 03/02/07.............    1,178,000      1,156,935
                       Federal National Mtg. Assoc. 3.25% due 07/31/06.............    1,925,000      1,908,607
                       Federal National Mtg. Assoc. 4.01% due 08/01/13.............       88,014         84,063
                       Federal National Mtg. Assoc. 4.02% due 08/01/13.............      309,326        296,372
                       Federal National Mtg. Assoc. 4.50% due 04/01/18.............      958,404        944,004
                       Federal National Mtg. Assoc. 4.50% due 06/01/18.............    1,070,435      1,054,351
                       Federal National Mtg. Assoc. 4.50% due 07/01/18.............      775,990        764,331
                       Federal National Mtg. Assoc. 4.50% due 03/01/19.............      848,503        835,149
                       Federal National Mtg. Assoc. 4.50% due 02/01/35.............      348,644        334,491
                       Federal National Mtg. Assoc. 4.50% due 03/01/35.............      374,320        359,017
                       Federal National Mtg. Assoc. 4.52% due 08/15/05.............      765,631        754,379
                       Federal National Mtg. Assoc. 4.63% due 10/15/14.............    1,122,000      1,126,167
                       Federal National Mtg. Assoc. 4.63% due 04/01/14.............      217,079        215,357
                       Federal National Mtg. Assoc. 4.67% due 04/01/13.............      107,512        107,160
                       Federal National Mtg. Assoc. 4.82% due 12/01/12.............      790,479        794,030
                       Federal National Mtg. Assoc. 4.85% due 08/01/14.............      455,925        458,705
                       Federal National Mtg. Assoc. 4.88% due 03/01/20.............      187,206        188,366
                       Federal National Mtg. Assoc. 4.93% due 08/01/05.............    1,349,304      1,363,883
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............       28,876         28,964
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    3,410,477      3,422,278

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............  $ 1,309,054   $  1,313,075
                       Federal National Mtg. Assoc. 5.00% due 07/01/19.............      429,930        431,126
                       Federal National Mtg. Assoc. 5.00% due 07/01/19.............      277,311        278,083
                       Federal National Mtg. Assoc. 5.00% due 09/01/19.............      429,509        430,703
                       Federal National Mtg. Assoc. 5.00% due 11/01/19.............    1,070,143      1,073,119
                       Federal National Mtg. Assoc. 5.00% due 03/01/20.............      450,347        451,573
                       Federal National Mtg. Assoc. 5.00% due 05/01/20.............      378,578        379,609
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............      302,868        298,554
                       Federal National Mtg. Assoc. 5.00% due 05/01/34.............      350,565        345,572
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............      243,636        240,166
                       Federal National Mtg. Assoc. 5.00% due 08/01/34.............      374,693        369,356
                       Federal National Mtg. Assoc. 5.00% due 09/01/34.............      975,585        961,691
                       Federal National Mtg. Assoc. 5.25% due 04/15/07.............    3,654,000      3,717,320
                       Federal National Mtg. Assoc. 5.50% due 08/15/05.............      597,128        600,427
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............      896,724        915,164
                       Federal National Mtg. Assoc. 5.50% due 01/01/18.............    1,113,367      1,136,261
                       Federal National Mtg. Assoc. 5.50% due 02/01/18.............      729,901        744,872
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............      811,982        828,602
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............      489,816        499,841
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............      237,802        242,670
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............      132,509        135,221
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............      173,432        176,981
                       Federal National Mtg. Assoc. 5.50% due 08/01/19.............      174,677        178,253
                       Federal National Mtg. Assoc. 5.50% due 08/01/19.............      218,630        223,105
                       Federal National Mtg. Assoc. 5.50% due 08/01/19.............      334,239        341,080
                       Federal National Mtg. Assoc. 5.50% due 09/01/19.............      178,616        182,272
                       Federal National Mtg. Assoc. 5.50% due 09/01/19.............       75,756         77,307
                       Federal National Mtg. Assoc. 5.50% due 09/01/19.............      136,024        138,808
                       Federal National Mtg. Assoc. 5.50% due 11/01/19.............      136,189        138,977
                       Federal National Mtg. Assoc. 5.50% due 12/01/19.............      264,332        269,742
                       Federal National Mtg. Assoc. 5.50% due 05/01/25.............      583,720        590,754
                       Federal National Mtg. Assoc. 5.50% due 06/01/25.............      394,025        398,773
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............    1,469,636      1,478,165
                       Federal National Mtg. Assoc. 5.50% due 04/01/33.............      685,812        689,793
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............    1,268,345      1,275,706
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............      292,846        294,545
                       Federal National Mtg. Assoc. 5.50% due 07/01/33.............    4,968,261      4,997,097
                       Federal National Mtg. Assoc. 5.50% due 07/01/33.............    1,337,761      1,345,526
                       Federal National Mtg. Assoc. 5.50% due 11/01/33.............    1,820,535      1,831,101
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............      327,686        329,588
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............      403,000        405,339
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............      427,688        430,170
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............      182,934        183,996
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............      201,331        202,500
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............    1,649,781      1,659,357
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............      194,046        195,172
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............      232,240        233,524
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............      193,081        194,147
                       Federal National Mtg. Assoc. 5.50% due 03/01/34.............      176,940        177,944
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............      237,497        238,809
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............      240,715        242,045
                       Federal National Mtg. Assoc. 5.50% due 05/01/34.............    1,569,510      1,578,182
                       Federal National Mtg. Assoc. 5.50% due 05/01/34.............      334,412        336,260
                       Federal National Mtg. Assoc. 5.50% due 06/01/34.............      120,005        120,668
                       Federal National Mtg. Assoc. 5.50% due 06/01/34.............      217,077        218,276
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............      100,335        100,889
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............      248,920        250,295
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............    1,873,645      1,883,997
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............      159,772        160,655

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............  $   292,442   $    294,058
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............      272,062        273,565
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............      180,530        181,527
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............      341,896        343,785
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............      441,057        443,494
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............      309,860        311,572
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............      975,092        980,479
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............    1,667,445      1,676,658
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............      336,500        338,359
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............      752,822        756,981
                       Federal National Mtg. Assoc. 5.50% due 10/01/34.............      887,188        892,089
                       Federal National Mtg. Assoc. 5.50% due 10/01/34.............      429,729        432,103
                       Federal National Mtg. Assoc. 5.50% due 10/01/34.............      268,125        269,606
                       Federal National Mtg. Assoc. 5.50% due 10/01/34.............      993,922        999,413
                       Federal National Mtg. Assoc. 5.50% due 10/01/34.............    1,582,266      1,591,008
                       Federal National Mtg. Assoc. 5.50% due 11/01/34.............    1,189,158      1,195,728
                       Federal National Mtg. Assoc. 5.50% due 11/01/34.............    4,295,195      4,318,925
                       Federal National Mtg. Assoc. 5.50% due 12/01/34.............    1,518,818      1,527,209
                       Federal National Mtg. Assoc. 5.50% due 12/01/34.............      681,937        685,705
                       Federal National Mtg. Assoc. 5.50% due 01/01/35.............    1,229,927      1,236,722
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............      288,937        290,534
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............      224,451        225,683
                       Federal National Mtg. Assoc. 5.50% due 04/01/35.............      804,092        808,507
                       Federal National Mtg. Assoc. 5.72% due 02/01/09.............      385,000        396,100
                       Federal National Mtg. Assoc. 6.00% due 05/15/08.............      898,000        938,142
                       Federal National Mtg. Assoc. 6.00% due 05/15/11.............    2,800,000      3,012,702
                       Federal National Mtg. Assoc. 6.00% due 04/01/16.............      212,667        219,784
                       Federal National Mtg. Assoc. 6.00% due 12/01/16.............       95,554         98,743
                       Federal National Mtg. Assoc. 6.00% due 12/01/16.............      201,834        208,570
                       Federal National Mtg. Assoc. 6.00% due 01/01/17.............      278,417        287,710
                       Federal National Mtg. Assoc. 6.00% due 02/01/17.............      796,676        823,264
                       Federal National Mtg. Assoc. 6.00% due 02/01/17.............      368,621        380,924
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............      662,533        684,649
                       Federal National Mtg. Assoc. 6.00% due 03/01/18.............      165,277        170,795
                       Federal National Mtg. Assoc. 6.00% due 11/01/18.............    1,478,120      1,527,450
                       Federal National Mtg. Assoc. 6.00% due 04/01/34.............    1,491,812      1,524,551
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............      339,580        347,032
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............      866,862        885,885
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............    1,526,991      1,560,501
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............      922,225        942,464
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............      748,607        765,036
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............      182,749        186,760
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............      316,415        323,359
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............      652,825        667,152
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............      291,396        297,790
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............      413,025        422,088
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............      523,819        535,314
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............    1,198,113      1,224,406
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............      789,582        806,909
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............      535,811        547,570
                       Federal National Mtg. Assoc. 6.00% due 09/01/34.............      967,159        988,384
                       Federal National Mtg. Assoc. 6.00% due 10/01/34.............      182,746        186,756
                       Federal National Mtg. Assoc. 6.00% due 10/01/34.............      273,159        279,133
                       Federal National Mtg. Assoc. 6.00% due 11/01/34.............      193,537        197,784
                       Federal National Mtg. Assoc. 6.00% due 11/01/34.............       85,237         87,107
                       Federal National Mtg. Assoc. 6.00% due 12/01/34.............      113,343        115,830
                       Federal National Mtg. Assoc. 6.13% due 03/15/12.............    8,239,000      8,997,878
                       Federal National Mtg. Assoc. 6.33% due 03/01/11.............      144,174        153,510
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............      583,206        604,389

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............  $   149,643   $    155,078
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............      133,953        138,819
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............      185,241        191,970
                       Federal National Mtg. Assoc. 6.50% due 09/01/31.............      160,839        166,681
                       Federal National Mtg. Assoc. 6.50% due 09/01/31.............      632,410        655,380
                       Federal National Mtg. Assoc. 6.50% due 02/01/32.............      591,157        612,629
                       Federal National Mtg. Assoc. 6.50% due 07/01/32.............    1,164,388      1,205,806
                       Federal National Mtg. Assoc. 6.50% due 07/01/32.............      227,636        236,577
                       Federal National Mtg. Assoc. 6.50% due 08/01/32.............      995,593      1,031,006
                       Federal National Mtg. Assoc. 6.50% due 01/01/33.............      647,460        670,490
                       Federal National Mtg. Assoc. 6.50% due 01/01/33.............       31,643         32,769
                       Federal National Mtg. Assoc. 6.50% due 03/01/34.............      148,608        153,735
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............      174,628        180,652
                       Federal National Mtg. Assoc. 6.50% due 06/01/34.............      257,517        266,400
                       Federal National Mtg. Assoc. 6.50% due 08/01/34.............      702,704        726,945
                       Federal National Mtg. Assoc. 6.63% due 09/15/09.............    2,374,000      2,572,257
                       Federal National Mtg. Assoc. 6.63% due 11/15/10.............    1,120,000      1,233,924
                       Federal National Mtg. Assoc. 7.50% due 02/01/30.............       85,771         91,535
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............      242,833        258,839
                       Federal National Mtg. Assoc. 7.50% due 11/01/31.............      363,845        387,827
                       Federal National Mtg. Assoc. 7.50% due 02/01/32.............      178,883        190,674
                       Government National Mtg. Assoc. 4.50% due 07/20/33..........      110,791        107,106
                       Government National Mtg. Assoc. 4.50% due 09/20/33..........      673,064        650,680
                       Government National Mtg. Assoc. 4.50% due 12/20/34..........      188,703        182,390
                       Government National Mtg. Assoc. 5.00% due 06/15/34..........      588,041        584,500
                       Government National Mtg. Assoc. 5.00% due 10/15/34..........      357,232        355,144
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........      984,875        998,076
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........    4,153,975      4,208,473
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      436,984        442,717
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........    1,016,823      1,046,134
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........      876,191        901,326
                       Government National Mtg. Assoc. 6.00% due 02/15/34..........      466,169        479,601
                       Government National Mtg. Assoc. 6.00% due 07/15/34..........      442,862        455,623
                       Government National Mtg. Assoc. 6.00% due 09/15/34..........      541,080        556,671
                       Government National Mtg. Assoc. 6.00% due 02/20/35..........      554,647        568,851
                       Government National Mtg. Assoc. 6.00% due 04/20/35..........      223,620        229,346
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        9,271          9,704
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       68,870         72,090
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        6,293          6,587
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       13,080         13,692
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........      314,686        328,975
                       Government National Mtg. Assoc. 6.50% due 10/15/32..........      125,030        130,724
                       Government National Mtg. Assoc. 6.50% due 08/15/34..........      402,244        420,454
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........       17,159         18,350
                                                                                                   -------------
                                                                                                    173,407,259
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 7.8%
                       U.S. Treasuries -- 7.8%
                       United States Treasury Bonds 5.38% due 02/15/31.............    2,290,000      2,602,191
                       United States Treasury Bonds 6.25% due 08/15/23.............   13,225,000     15,946,969
                       United States Treasury Bonds 8.00% due 11/15/21.............      318,000        444,107
                       United States Treasury Bonds 9.88% due 11/15/15.............      890,000      1,295,506
                       United States Treasury Bonds 10.38% due 11/15/12............      678,000        770,643
                       United States Treasury Notes 3.50% due 11/15/09.............   12,162,000     11,867,449
                       United States Treasury Notes 3.88% due 02/15/13.............      993,000        971,472
                       United States Treasury Notes 4.13% due 05/15/15.............    2,005,000      1,979,625
                       United States Treasury Notes 4.38% due 05/15/07.............      728,000        732,835
                       United States Treasury Notes 4.75% due 11/15/08.............    5,565,000      5,675,649
                       United States Treasury Notes 4.75% due 05/15/14.............      829,000        857,950

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS (continued)
                       U.S. Treasuries (continued)
                       United States Treasury Notes 5.50% due 02/15/08.............  $ 4,439,000   $  4,596,620
                       United States Treasury Notes 5.63% due 05/15/08.............   10,081,000     10,494,482
                       United States Treasury Notes 5.75% due 11/15/05.............    6,747,000      6,788,379
                       United States Treasury Notes 5.88% due 11/15/05.............      905,000        910,868
                       United States Treasury Notes 6.88% due 05/15/06.............    1,716,000      1,755,883
                       United States Treasury Notes 7.00% due 07/15/06.............   11,759,000     12,093,402
                       United States Treasury Notes 3.00% due 07/15/12 TIPS........    4,154,393      4,477,331
                       United States Treasury Notes 4.25% due 01/15/10 TIPS........    3,346,531      3,707,591
                                                                                                   -------------
                                                                                                     87,968,952
                                                                                                   -------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.3%
                       CenterPoint Energy Resources Corp. 7.88% due 04/01/13.......      382,000        447,067
                       Niagara Mohawk Power Corp. 7.75% due 05/15/06...............      649,000        666,653
                       Northeast Utilities 8.58% due 12/01/06......................       49,669         50,399
                       Oncor Electric Delivery Co. 7.00% due 09/01/22..............      905,000      1,037,248
                       Pacific Gas & Electric Co. 4.80% due 03/01/14...............      440,000        434,689
                       TXU Energy Co. 7.00% due 03/15/13...........................      268,000        296,510
                       Gas & Pipeline Utilities -- 0.2%
                       Dominion Resources, Inc. 5.15% due 07/15/15.................      824,000        819,922
                       Kinder Morgan Energy Partners LP 6.75% due 03/15/11.........      494,000        536,536
                       Kinder Morgan Energy Partners LP 7.40% due 03/15/31.........      187,000        224,934
                       Kinder Morgan Energy Partners LP 7.75% due 03/15/32.........      350,000        438,584
                       Telephone -- 0.3%
                       Cox Communications, Inc. 4.63% due 06/01/13.................      985,000        941,509
                       SBC Communications, Inc. 5.10% due 09/15/14.................      573,000        576,122
                       SBC Communications, Inc. 6.15% due 09/15/34.................      339,000        360,326
                       Sprint Capital Corp. 6.88% due 11/15/28.....................      673,000        760,597
                                                                                                   -------------
                                                                                                      7,591,096
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $347,797,844).....................                 349,717,068
                                                                                                   -------------
                       FOREIGN BONDS & NOTES -- 0.8%
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.3%
                       Banks -- 0.2%
                       Barclays Bank, PLC 6.86% due 06/15/32*(2)...................    1,001,000      1,139,408
                       Nordea Bank AB 5.42% due 04/20/15*(2).......................      467,000        471,210
                       Financial Services -- 0.1%
                       UniCredito Italiano Capital Trust II 9.20% due
                         10/05/10*(2)..............................................      612,000        725,476
                                                                                                   -------------
                                                                                                      2,336,095
                                                                                                   -------------
                       GOVERNMENT BONDS -- 0.2%
                       State of Israel 4.63% due 06/15/13..........................      408,000        395,701
                       United Mexican States 6.63% due 03/03/15....................    1,038,000      1,122,078
                       United Mexican States 7.50% due 04/08/33....................      294,000        336,483
                                                                                                   -------------
                                                                                                      1,854,262
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       France Telecom SA 7.75% due 08/30/05........................      265,000        303,477
                                                                                                   -------------
                                                                                                        303,477
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 0.3%
                       Electric Utilities -- 0.3%
                       Hydro Quebec 6.30% due 05/11/11.............................  $   820,000   $    887,048
                       Deutsche Telekom International Finance BV 8.75% due
                         06/15/30..................................................      946,000      1,265,421
                       Telecom Italia Capital SA 5.25% due 11/15/13................      343,000        344,940
                       Telecom Italia Capital SA 6.00% due 09/30/34*...............      477,000        483,956
                                                                                                   -------------
                                                                                                      2,981,365
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $7,068,006)...............                   7,475,198
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $896,112,020)...                 976,101,573
                                                                                                   -------------

                       SHORT-TERM INVESTMENT SECURITIES -- 1.8%
                       -----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 1.8%
                       Cargill, Inc. 3.27% due 08/01/05 (cost $18,007,000).........   18,007,000     18,007,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $914,119,020)@                           99.8%                       994,108,573
                       Other assets less liabilities --                  0.2                          2,481,140
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $996,589,713
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2005, the aggregate value of these securities was $15,745,505 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Commercial Mortgaged Back Security
              (2) Variable rate security -- the rate reflected is as of July 31,
                  2005; maturity date reflects next reset date.
              (3) Collateralized Mortgaged Obligation
              (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (5) Interest only
              ADR -- American Depository Receipt
              TIPS -- Treasury Inflation Protected Securities
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Energy Services..............................     24.6%
    Telecommunications...........................     23.6
    Electric Utilities...........................     13.8
    Telephone....................................     13.5
    Gas & Pipeline Utilities.....................     11.2
    Energy Sources...............................      6.4
    Time Deposit.................................      5.4
    Water Utilities..............................      1.2
                                                      -----
                                                      99.7%
                                                      =====

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 91.2%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 28.8%
                       Energy Services -- 23.4%
                       Cinergy Corp. ..............................................      12,010   $   530,242
                       Edison International........................................      60,000     2,452,800
                       Endesa SA ADR...............................................      78,600     1,762,998
                       Exelon Corp. ...............................................      51,400     2,750,928
                       Great Plains Energy, Inc. ..................................      35,700     1,158,822
                       IDACORP, Inc. ..............................................      17,400       547,230
                       Pepco Holdings, Inc. .......................................      20,000       477,400
                       Pinnacle West Capital Corp. ................................      48,800     2,235,040
                       PPL Corp. ..................................................       4,390       270,336
                       Puget Energy, Inc. .........................................      11,700       273,546
                       WPS Resources Corp. ........................................       4,700       271,472
                       Energy Sources -- 5.4%
                       CMS Energy Corp.+...........................................      60,712       961,678
                       Constellation Energy Group, Inc. ...........................       4,600       276,966
                       Korea Electric Power Corp. ADR..............................      60,300     1,053,441
                       Scottish Power, PLC ADR.....................................      18,900       667,926
                                                                                                  ------------
                                                                                                   15,690,825
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 23.6%
                       Telecommunications -- 23.6%
                       ALLTEL Corp. ...............................................      36,039     2,396,594
                       BCE, Inc. ..................................................      72,600     1,754,016
                       Magyar Tavkozlesi RT ADR....................................      17,700       394,710
                       SBC Communications, Inc. ...................................     106,200     2,596,590
                       Telecom Italia SpA ADR......................................      31,688     1,033,979
                       Telefonos de Mexico SA de CV ADR............................      57,600     1,109,952
                       Telstra Corp., Ltd. ADR.....................................      84,600     1,629,396
                       Verizon Communications, Inc. ...............................      57,100     1,954,533
                                                                                                  ------------
                                                                                                   12,869,770
                                                                                                  ------------
                       UTILITIES -- 38.8%
                       Electric Utilities -- 12.9%
                       CenterPoint Energy, Inc. ...................................      88,900     1,221,486
                       DPL, Inc. ..................................................      43,900     1,211,640
                       FPL Group, Inc. ............................................      46,206     1,992,403
                       Northeast Utilities.........................................      21,000       453,180
                       NSTAR.......................................................      36,800     1,116,144
                       OGE Energy Corp. ...........................................       9,100       276,458
                       Southern Co. ...............................................       8,600       300,914
                       Xcel Energy, Inc. ..........................................      23,700       460,017
                       Gas & Pipeline Utilities -- 11.2%
                       Dominion Resources, Inc. ...................................      15,619     1,153,619
                       Energy East Corp. ..........................................       5,200       144,924
                       KeySpan Corp. ..............................................      20,508       834,470
                       National Fuel Gas Co. ......................................      19,900       604,960
                       NICOR, Inc. ................................................      12,900       526,578
                       NiSource, Inc. .............................................      63,185     1,534,764

---------------------
    82

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Peoples Energy Corp. .......................................      19,300   $   832,795
                       Sempra Energy...............................................      10,728       455,940
                       Telephone -- 13.5%
                       AT&T Corp. .................................................     100,600     1,991,880
                       BellSouth Corp. ............................................      97,500     2,691,000
                       CenturyTel, Inc. ...........................................      25,100       862,687
                       Portugal Telecom, SGPS, SA ADR..............................      19,100       182,787
                       Sprint Corp. (FON Group)....................................      60,400     1,624,760
                       Water Utilities -- 1.2%
                       Suez SA ADR.................................................       9,200       253,368
                       Veolia Environnement ADR....................................       9,600       374,592
                                                                                                  ------------
                                                                                                   21,101,366
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $40,040,398).......................                49,661,961
                                                                                                  ------------
                       PREFERRED STOCK -- 3.1%
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 2.2%
                       Energy Services -- 1.2%
                       DTE Energy Co. 8.75% (Convertible)..........................      25,800       654,288
                       Energy Sources -- 1.0%
                       American Electric Power Co., Inc. 9.25%.....................      12,000       574,920
                                                                                                  ------------
                                                                                                    1,229,208
                                                                                                  ------------
                       UTILITIES -- 0.9%
                       Electric Utilities -- 0.9%
                       TXU Corp. 8.75%.............................................      12,100       477,950
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $1,354,080).....................                 1,707,158
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,394,478)....                51,369,119
                                                                                                  ------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 5.4%                        AMOUNT
                       ---------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 5.4%
                       Euro Time Deposit with State Street Bank & Trust Co. 1.65%
                         due 08/01/05 (cost $2,932,000)............................  $2,932,000     2,932,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $44,326,478)@                              99.7%                    54,301,119
                       Other assets less liabilities --                    0.3                        153,823
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $54,454,942
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Energy Services..............................     15.4%
    Financial Services...........................      8.5
    Banks........................................      7.7
    Drugs........................................      6.8
    Multi-Industry...............................      6.7
    Chemicals....................................      5.3
    Leisure & Tourism............................      4.6
    Telecommunications...........................      4.4
    Medical Products.............................      3.9
    Food, Beverage & Tobacco.....................      3.8
    Computer Software............................      3.8
    Retail.......................................      3.3
    Computers & Business Equipment...............      3.2
    Communication Equipment......................      2.6
    Household Products...........................      2.5
    Electronics..................................      2.4
    Real Estate Investment Trusts................      2.2
    Electrical...................................      1.9
    Forest Products..............................      1.9
    Transportation...............................      1.4
    Broadcasting & Media.........................      1.3
    Aerospace & Military Technology..............      1.3
    Health Services..............................      1.2
    Machinery....................................      1.2
    Energy Sources...............................      1.1
    Telephone....................................      1.0
    Metals & Minerals............................      0.5
                                                      -----
                                                      99.9%
                                                      =====

    * Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 98.0%                                          SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.3%
                       Retail -- 3.3%
                       Home Depot, Inc. ...........................................     1,840    $   80,058
                       Wal-Mart Stores, Inc. ......................................     2,680       132,258
                                                                                                 -----------
                                                                                                    212,316
                                                                                                 -----------
                       CONSUMER STAPLES -- 6.3%
                       Food, Beverage & Tobacco -- 3.8%
                       Altria Group, Inc. .........................................     1,710       114,502
                       General Mills, Inc. ........................................     1,350        63,990
                       PepsiCo, Inc. ..............................................     1,180        64,345
                       Household Products -- 2.5%
                       Colgate-Palmolive Co. ......................................     1,780        94,233
                       Procter & Gamble Co. .......................................     1,190        66,200
                                                                                                 -----------
                                                                                                    403,270
                                                                                                 -----------
                       ENERGY -- 15.1%
                       Energy Services -- 14.0%
                       Alliant Energy Corp. .......................................     2,640        76,824
                       Baker Hughes, Inc. .........................................       910        51,451
                       BP, PLC ADR.................................................     1,812       119,375
                       ChevronTexaco Corp. ........................................     1,600        92,816
                       Cinergy Corp. ..............................................     1,840        81,236
                       ConocoPhillips..............................................     2,000       125,180
                       Exxon Mobil Corp. ..........................................     3,676       215,965
                       Halliburton Co. ............................................       890        49,884
                       Royal Dutch Shell, PLC......................................       650        39,832
                       Schlumberger, Ltd. .........................................       520        43,545
                       Energy Sources -- 1.1%
                       Apache Corp. ...............................................     1,040        71,136
                                                                                                 -----------
                                                                                                    967,244
                                                                                                 -----------
                       FINANCE -- 16.2%
                       Banks -- 7.7%
                       Bank of America Corp. ......................................     3,390       147,804
                       Northern Trust Corp. .......................................       760        38,608
                       State Street Corp. .........................................     1,890        94,008
                       Wachovia Corp. .............................................     2,821       142,122
                       Wells Fargo & Co. ..........................................     1,090        66,861
                       Financial Services -- 8.5%
                       Alliance Capital Management Holding LP......................     1,650        75,125
                       Citigroup, Inc. ............................................     3,553       154,555
                       Goldman Sachs Group, Inc. ..................................       650        69,862
                       J.P. Morgan Chase & Co. ....................................     3,114       109,426
                       Merrill Lynch & Co., Inc. ..................................     1,120        65,834
                       Morgan Stanley..............................................       910        48,276
                       Partners Trust Financial Group, Inc. .......................     1,940        23,067
                                                                                                 -----------
                                                                                                  1,035,548
                                                                                                 -----------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       HEALTHCARE -- 11.6%
                       Drugs -- 6.8%
                       Abbott Laboratories.........................................     1,950    $   90,929
                       Pfizer, Inc. ...............................................     4,750       125,875
                       Teva Pharmaceutical Industries, Ltd. ADR....................     1,200        37,680
                       Wyeth.......................................................     3,950       180,712
                       Health Services -- 1.2%
                       HCA, Inc. ..................................................       970        47,773
                       McKesson Corp. .............................................       710        31,950
                       Medical Products -- 3.6%
                       Baxter International, Inc. .................................     2,050        80,503
                       Johnson & Johnson...........................................     1,750       111,930
                       Medtronic, Inc. ............................................       670        36,140
                                                                                                 -----------
                                                                                                    743,492
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 9.5%
                       Aerospace & Military Technology -- 1.3%
                       General Dynamics Corp. .....................................       700        80,633
                       Electrical Equipment -- 0.0%
                       ITC Holdings Corp.+.........................................       100         2,800
                       Machinery -- 1.2%
                       Ingersoll-Rand Co., Class A.................................     1,000        78,170
                       Multi-Industry -- 5.6%
                       3M Co. .....................................................     1,180        88,500
                       General Electric Co. .......................................     5,150       177,675
                       Honeywell International, Inc. ..............................     2,340        91,915
                       Transportation -- 1.4%
                       United Parcel Service, Inc., Class B........................     1,190        86,834
                                                                                                 -----------
                                                                                                    606,527
                                                                                                 -----------
                       INFORMATION & ENTERTAINMENT -- 5.9%
                       Broadcasting & Media -- 1.3%
                       Gannett Co., Inc. ..........................................     1,160        84,634
                       Leisure & Tourism -- 4.6%
                       Harrah's Entertainment, Inc. ...............................     1,360       107,087
                       McDonald's Corp. ...........................................     2,690        83,847
                       Starwood Hotels & Resorts Worldwide, Inc. ..................     1,660       105,111
                                                                                                 -----------
                                                                                                    380,679
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 18.3%
                       Communication Equipment -- 2.6%
                       Motorola, Inc. .............................................     5,260       111,407
                       QUALCOMM, Inc. .............................................     1,490        58,840
                       Computers & Business Equipment -- 3.2%
                       Avery Denison Corp. ........................................       750        42,503
                       International Business Machines Corp. ......................     1,940       161,912
                       Computer Software -- 3.8%
                       Microsoft Corp. ............................................     8,160       208,978
                       SAP AG ADR..................................................       810        34,684
                       Electrical -- 1.9%
                       Intel Corp. ................................................     4,400       119,416

---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 2.4%
                       Analog Devices, Inc. .......................................       900    $   35,280
                       Emerson Electric Co. .......................................     1,040        68,432
                       Texas Instruments, Inc. ....................................     1,500        47,640
                       Telecommunications -- 4.4%
                       ALLTEL Corp. ...............................................     1,230        81,795
                       SBC Communications, Inc. ...................................     2,880        70,416
                       Verizon Communications, Inc. ...............................     3,810       130,416
                                                                                                 -----------
                                                                                                  1,171,719
                                                                                                 -----------
                       MATERIALS -- 7.2%
                       Chemicals -- 5.3%
                       Dow Chemical Co. ...........................................       970        46,512
                       E.I du Pont de Nemours and Co. .............................     1,350        57,618
                       Ecolab, Inc. ...............................................     1,000        33,580
                       Engelhard Corp. ............................................     2,850        81,766
                       Praxair, Inc. ..............................................     2,460       121,499
                       Forest Products -- 1.9%
                       Bemis Co., Inc. ............................................     2,430        65,610
                       Weyerhaeuser Co. ...........................................       758        52,287
                                                                                                 -----------
                                                                                                    458,872
                                                                                                 -----------
                       REAL ESTATE -- 2.2%
                       Real Estate Investment Trusts -- 2.2%
                       AMB Property Corp. .........................................       760        34,952
                       Apartment Investment & Management Co., Class A..............     1,460        64,240
                       Duke Realty Corp. ..........................................     1,152        39,122
                                                                                                 -----------
                                                                                                    138,314
                                                                                                 -----------
                       UTILITIES -- 2.4%
                       Electric Utilities -- 1.4%
                       Xcel Energy, Inc. ..........................................     4,680        90,839
                       Telephone -- 1.0%
                       BellSouth Corp. ............................................     2,320        64,032
                                                                                                 -----------
                                                                                                    154,871
                                                                                                 -----------
                       TOTAL COMMON STOCK (cost $5,042,381)........................               6,272,852
                                                                                                 -----------
                       PREFERRED STOCK -- 0.5%
                       -------------------------------------------------------------------------------------
                       MATERIALS -- 0.5%
                       Metals & Minerals -- 0.5%
                       Freeport Mcmoran Copper & Gold, Inc. 5.50% (Convertible)
                         (cost $32,980)............................................        34        32,678
                                                                                                 -----------
                                                                                     PRINCIPAL
                       CONVERTIBLE BONDS -- 1.4%                                      AMOUNT
                       -------------------------------------------------------------------------------------
                       HEALTHCARE -- 0.3%
                       Medical Products -- 0.3%
                       Medarex, Inc. 2.25% due 05/15/11............................   $17,555        16,612
                                                                                                 -----------

                                                           ---------------------

                                                                                     PRINCIPAL      VALUE
                       CONVERTIBLE BONDS (CONTINUED)                                  AMOUNT      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 1.1%
                       Multi-Industry -- 1.1%
                       Liberty Media Corp. 0.75% due 03/30/23......................   $68,065    $   72,659
                                                                                                 -----------
                       TOTAL CONVERTIBLE BONDS (cost $93,586)......................                  89,271
                                                                                                 -----------

                       TOTAL INVESTMENTS --
                         (cost $5,168,947)@                                   99.9%                     6,394,801
                       Other assets less liabilities --                        0.1                          7,856
                                                                             ------                    -----------
                       NET ASSETS --                                         100.0%                    $6,402,657
                                                                             ======                    ===========

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Energy Service..............................       8.8%
    Financial Services..........................       7.9
    Banks.......................................       6.6
    Drugs.......................................       6.4
    Retail......................................       5.8
    Food, Beverage & Tobacco....................       5.1
    Insurance...................................       4.5
    Medical Products............................       4.2
    Multi-Industry..............................       4.0
    Computers & Business Equipment..............       3.8
    Telecommunications..........................       3.8
    Computer Software...........................       3.5
    Broadcasting & Media........................       3.4
    Household Products..........................       2.5
    Electronics.................................       2.3
    Repurchase Agreement........................       2.2
    Health Services.............................       2.1
    Machinery...................................       2.1
    Energy Sources..............................       2.0
    Aerospace & Military Technology.............       1.9
    Business Services...........................       1.7
    Chemicals...................................       1.7
    Transportation..............................       1.5
    Leisure & Tourism...........................       1.5
    Electrical..................................       1.5
    Communication Equipment.....................       1.1
    Telephone...................................       0.9
    Automotive..................................       0.8
    Housing.....................................       0.8
    Internet Content............................       0.8
    Metals & Minerals...........................       0.7
    Real Estate Investment Trust................       0.7
    Electric Utilities..........................       0.7
    Gas & Pipeline Utilities....................       0.7
    Apparel & Textiles..........................       0.6
    Forest Products.............................       0.5
    Entertainment Products......................       0.3
    Computer Services...........................       0.3
    Internet Software...........................       0.2
    U.S. Treasury Bills.........................       0.2
    Education...................................       0.1
    Electrical Equipment........................       0.1
                                                     ------
                                                     100.3%
                                                     ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 97.9%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.0%
                       Apparel & Textiles -- 0.6%
                       Cintas Corp. ...............................................       540    $    23,938
                       Coach, Inc.+................................................     1,570         55,123
                       Gap, Inc. ..................................................     2,954         62,359
                       Jones Apparel Group, Inc. ..................................       520         15,896
                       Liz Claiborne, Inc. ........................................       438         18,225
                       Nike, Inc., Class B.........................................       778         65,197
                       Reebok International, Ltd. .................................       217          9,179
                       V.F. Corp. .................................................       356         21,018
                       Automotive -- 0.8%
                       AutoNation, Inc.+...........................................       749         16,171
                       AutoZone, Inc.+.............................................       256         24,945
                       Cooper Tire & Rubber Co. ...................................        20            402
                       Dana Corp. .................................................       619          9,725
                       Delphi Corp. ...............................................     2,348         12,445
                       Ford Motor Co. .............................................     7,180         77,113
                       General Motors Corp. .......................................     2,206         81,225
                       Goodyear Tire & Rubber Co.+.................................       734         12,779
                       Harley-Davidson, Inc. ......................................     1,110         59,041
                       Navistar International Corp.+...............................       241          8,230
                       PACCAR, Inc. ...............................................       674         48,676
                       Visteon Corp. ..............................................       527          4,690
                       Housing -- 0.8%
                       Black & Decker Corp. .......................................       346         31,247
                       Centex Corp. ...............................................       516         38,174
                       D.R. Horton, Inc. ..........................................       960         39,437
                       KB Home Corp. ..............................................       306         25,064
                       Leggett & Platt, Inc. ......................................       774         19,574
                       Masco Corp. ................................................     1,732         58,732
                       Maytag Corp. ...............................................       342          5,770
                       Newell Rubbermaid, Inc. ....................................     1,099         27,332
                       Pulte Homes, Inc. ..........................................       432         40,444
                       Stanley Works...............................................       242         11,841
                       Vulcan Materials Co. .......................................       400         28,096
                       Whirlpool Corp. ............................................       266         21,275
                       Retail -- 5.8%
                       Bed Bath & Beyond, Inc.+....................................     1,192         54,713
                       Best Buy Co., Inc. .........................................     1,164         89,162
                       Big Lots, Inc.+.............................................       502          6,511
                       Circuit City Stores, Inc. ..................................       827         15,093
                       Costco Wholesale Corp. .....................................     1,923         88,400
                       CVS Corp. ..................................................     3,336        103,516
                       Dillard's, Inc., Class A....................................       294          6,721
                       Dollar General Corp. .......................................     1,128         22,921
                       Family Dollar Stores, Inc. .................................       720         18,576
                       Federated Department Stores, Inc. ..........................       737         55,916
                       Fortune Brands, Inc. .......................................       569         53,799
                       Home Depot, Inc. ...........................................     8,545        371,793

---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       J.C. Penney Co., Inc. ......................................     1,154    $    64,786
                       Kohl's Corp.+...............................................     1,415         79,735
                       Limited, Inc. ..............................................     1,416         34,522
                       Lowe's Cos., Inc. ..........................................     3,070        203,295
                       May Department Stores Co. ..................................     1,240         50,902
                       Nordstrom, Inc. ............................................       864         31,977
                       Office Depot, Inc.+.........................................     1,257         35,674
                       Officemax, Inc. ............................................       305          9,058
                       RadioShack Corp. ...........................................       672         15,772
                       Sears Holdings Corporation..................................       416         64,160
                       Staples, Inc. ..............................................     3,002         68,355
                       Target Corp. ...............................................     3,513        206,389
                       Tiffany & Co. ..............................................       608         20,690
                       TJX Cos., Inc. .............................................     1,884         44,293
                       Wal-Mart Stores, Inc. ......................................    12,244        604,241
                       Walgreen Co. ...............................................     4,067        194,647
                       Wendy's International, Inc. ................................       471         24,351
                                                                                                 ------------
                                                                                                   3,613,331
                                                                                                 ------------
                       CONSUMER STAPLES -- 7.6%
                       Food, Beverage & Tobacco -- 5.1%
                       Albertson's, Inc. ..........................................     1,407         29,983
                       Altria Group, Inc. .........................................     8,239        551,683
                       Anheuser-Busch Cos., Inc. ..................................     3,034        134,558
                       Archer-Daniels-Midland Co. .................................     2,455         56,318
                       Brown-Forman Corp., Class B.................................       196         11,456
                       Campbell Soup Co. ..........................................       956         29,493
                       Coca-Cola Co. ..............................................     8,839        386,795
                       Coca-Cola Enterprises, Inc. ................................       955         22,443
                       ConAgra Foods, Inc. ........................................     2,106         47,827
                       Constellation Brands, Inc., Class A+........................       520         14,248
                       General Mills, Inc. ........................................     1,365         64,701
                       H.J. Heinz Co. .............................................     1,363         50,131
                       Hershey Foods Corp. ........................................       782         49,946
                       Kellogg Co. ................................................     1,153         52,242
                       Kroger Co.+.................................................     2,875         57,069
                       McCormick & Co., Inc. ......................................       480         16,694
                       Molson Coors Brewing Co. ...................................       250         15,675
                       Pepsi Bottling Group, Inc. .................................       590         17,204
                       PepsiCo, Inc. ..............................................     6,668        363,606
                       Reynolds American, Inc. ....................................       344         28,659
                       Safeway, Inc. ..............................................     1,779         43,230
                       Sara Lee Corp. .............................................     3,071         61,205
                       SUPERVALU, Inc. ............................................       566         20,036
                       Sysco Corp. ................................................     2,514         90,655
                       UST, Inc. ..................................................       673         30,972
                       Wm. Wrigley Jr. Co. ........................................       683         48,589
                       Household Products -- 2.5%
                       Alberto-Culver Co. .........................................       325         14,664
                       Avon Products, Inc. ........................................     1,844         60,317
                       Clorox Co. .................................................       634         35,409
                       Colgate-Palmolive Co. ......................................     2,043        108,156
                       Gillette Co. ...............................................     3,894        208,991
                       Kimberly-Clark Corp. .......................................     1,870        119,231
                       Pactiv Corp.+...............................................       631         13,895
                       Procter & Gamble Co. .......................................     9,832        546,954
                                                                                                 ------------
                                                                                                   3,403,035
                                                                                                 ------------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Apollo Group, Inc.+.........................................       590    $    44,338
                                                                                                 ------------
                       ENERGY -- 10.8%
                       Energy Services -- 8.8%
                       Allegheny Energy, Inc.+.....................................       581         16,559
                       Amerada Hess Corp. .........................................       321         37,833
                       Ameren Corp. ...............................................       789         43,884
                       American Electric Power Co., Inc. ..........................     1,502         58,127
                       Baker Hughes, Inc. .........................................     1,396         78,930
                       BJ Services Co. ............................................       670         40,863
                       ChevronTexaco Corp. ........................................     8,188        474,986
                       Cinergy Corp. ..............................................       776         34,260
                       ConocoPhillips..............................................     5,440        340,490
                       Consolidated Edison, Inc. ..................................       951         45,800
                       DTE Energy Co. .............................................       729         34,263
                       Duke Energy Corp. ..........................................     3,618        106,876
                       Edison International........................................     1,299         53,103
                       Entergy Corp. ..............................................       823         64,145
                       Exelon Corp. ...............................................     2,666        142,684
                       Exxon Mobil Corp. ..........................................    25,078      1,473,332
                       FirstEnergy Corp. ..........................................     1,288         64,117
                       Halliburton Co. ............................................     2,058        115,351
                       Marathon Oil Corp. .........................................     1,186         69,215
                       Nabors Industries, Ltd.+....................................       576         37,699
                       National-Oilwell, Inc.+.....................................       610         31,934
                       Noble Corp. ................................................       570         38,293
                       PG&E Corp.+.................................................     1,494         56,219
                       Pinnacle West Capital Corp. ................................       240         10,992
                       PPL Corp. ..................................................       755         46,493
                       Public Service Enterprise Group, Inc. ......................       958         61,599
                       Rowan Cos., Inc. ...........................................       340         11,614
                       Schlumberger, Ltd. .........................................     2,364        197,961
                       TECO Energy, Inc. ..........................................       870         16,495
                       Transocean, Inc.+...........................................     1,299         73,303
                       TXU Corp. ..................................................       978         84,734
                       Weatherford International, Ltd.+............................       270         17,086
                       Energy Sources -- 2.0%
                       Anadarko Petroleum Corp. ...................................       945         83,491
                       Apache Corp. ...............................................     1,308         89,467
                       Burlington Resources, Inc. .................................     1,536         98,473
                       Calpine Corp.+..............................................     2,150          7,138
                       CMS Energy Corp.+...........................................       816         12,925
                       Constellation Energy Group, Inc. ...........................       731         44,013
                       Devon Energy Corp. .........................................     1,846        103,542
                       EOG Resources, Inc. ........................................       980         59,878
                       Kerr-McGee Corp. ...........................................       409         32,806
                       Occidental Petroleum Corp. .................................     1,556        128,028
                       Sunoco, Inc. ...............................................       270         33,947
                       Unocal Corp. ...............................................     1,065         69,065
                       Valero Energy Corp. ........................................     1,000         82,780
                       XTO Energy, Inc. ...........................................     1,440         50,530
                                                                                                 ------------
                                                                                                   4,875,323
                                                                                                 ------------
                       FINANCE -- 19.0%
                       Banks -- 6.6%
                       AmSouth Bancorp.............................................     1,377         38,432
                       Bank of America Corp. ......................................    16,002        697,687
                       Bank of New York Co., Inc. .................................     3,197         98,404
                       BB&T Corp. .................................................     2,132         89,160

---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Comerica, Inc. .............................................       654    $    39,959
                       Compass Bancshares, Inc. ...................................       120          5,785
                       Fifth Third Bancorp.........................................     2,070         89,217
                       First Horizon National Corp. ...............................       480         19,579
                       Golden West Financial Corp. ................................     1,034         67,334
                       Huntington Bancshares, Inc. ................................       751         18,730
                       Key Corp. ..................................................     1,593         54,544
                       M&T Bank Corp. .............................................       340         36,893
                       Marshall & Ilsley Corp. ....................................       800         36,736
                       Mellon Financial Corp. .....................................     1,771         53,945
                       National City Corp. ........................................     2,233         82,420
                       North Fork Bancorp, Inc. ...................................     1,911         52,342
                       Northern Trust Corp. .......................................       798         40,538
                       PNC Financial Services Group, Inc. .........................     1,108         60,741
                       Regions Financial Corp. ....................................     1,809         60,855
                       Sovereign Bancorp, Inc. ....................................     1,436         34,450
                       State Street Corp. .........................................     1,406         69,934
                       SunTrust Banks, Inc. .......................................     1,308         95,118
                       Synovus Financial Corp. ....................................     1,339         39,594
                       U.S. Bancorp................................................     7,158        215,170
                       Wachovia Corp. .............................................     6,156        310,139
                       Washington Mutual, Inc. ....................................     3,424        145,452
                       Wells Fargo & Co. ..........................................     6,714        411,837
                       Zions Bancorp...............................................       370         26,448
                       Financial Services -- 7.9%
                       American Express Co. .......................................     4,460        245,300
                       Bear Stearns Cos., Inc. ....................................       441         45,030
                       Capital One Financial Corp. ................................       987         81,427
                       Charles Schwab Corp. .......................................     4,444         60,883
                       CIT Group, Inc. ............................................       824         36,371
                       Citigroup, Inc. ............................................    20,692        900,102
                       Countrywide Credit Industries, Inc. ........................     2,294         82,584
                       E*TRADE Group, Inc.+........................................     1,470         22,800
                       Fannie Mae..................................................     3,783        211,318
                       Federated Investors, Inc., Class B..........................       400         12,776
                       Franklin Resources, Inc. ...................................       590         47,684
                       Freddie Mac.................................................     2,695        170,540
                       Goldman Sachs Group, Inc. ..................................     1,730        185,940
                       J.P. Morgan Chase & Co. ....................................    13,997        491,855
                       Janus Capital Group, Inc. ..................................       982         14,750
                       Lehman Brothers Holdings, Inc. .............................     1,135        119,322
                       MBIA, Inc. .................................................       540         32,800
                       MBNA Corp. .................................................     5,068        127,511
                       Merrill Lynch & Co., Inc. ..................................     3,769        221,542
                       MGIC Investment Corp. ......................................       382         26,198
                       Moody's Corp. ..............................................     1,034         48,918
                       Morgan Stanley..............................................     4,358        231,192
                       Providian Financial Corp.+..................................     1,190         22,491
                       SLM Corp. ..................................................     1,639         84,392
                       T. Rowe Price Group, Inc. ..................................       518         34,369
                       Insurance -- 4.5%
                       ACE, Ltd. ..................................................     1,120         51,755
                       AFLAC, Inc. ................................................     1,962         88,486
                       Allstate Corp. .............................................     2,606        159,644
                       Ambac Financial Group, Inc. ................................       430         30,891
                       American International Group, Inc.#.........................    10,323        621,445
                       Aon Corp. ..................................................     1,242         31,597

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Chubb Corp. ................................................       765    $    67,947
                       CIENA Corp.+................................................     2,380          5,331
                       CIGNA Corp. ................................................       534         57,005
                       Cincinnati Financial Corp. .................................       361         14,880
                       Hartford Financial Services Group, Inc. ....................     1,156         93,139
                       Jefferson-Pilot Corp. ......................................       360         18,061
                       Lincoln National Corp. .....................................       680         32,844
                       Loews Corp. ................................................       508         42,484
                       Marsh & McLennan Cos., Inc. ................................     2,080         60,258
                       MetLife, Inc. ..............................................     2,860        140,540
                       Principal Financial Group, Inc. ............................     1,170         51,422
                       Progressive Corp. ..........................................       776         77,359
                       Prudential Financial, Inc. .................................     2,040        136,476
                       SAFECO Corp. ...............................................       486         26,701
                       St. Paul Cos., Inc. ........................................     2,635        115,993
                       Torchmark Corp. ............................................       393         20,542
                       UnumProvident Corp. ........................................     1,194         22,865
                       XL Capital, Ltd., Class A...................................       549         39,429
                                                                                                 ------------
                                                                                                   8,556,632
                                                                                                 ------------
                       HEALTHCARE -- 12.7%
                       Drugs -- 6.4%
                       Abbott Laboratories.........................................     6,053        282,251
                       Allergan, Inc. .............................................       535         47,813
                       AmerisourceBergen Corp. ....................................       420         30,152
                       Amgen, Inc.+................................................     4,852        386,947
                       Bristol-Myers Squibb Co. ...................................     7,626        190,498
                       Cardinal Health, Inc. ......................................     1,709        101,822
                       Eli Lilly and Co. ..........................................     4,423        249,103
                       Express Scripts, Inc., Class A+.............................       600         31,380
                       Forest Laboratories, Inc.+..................................     1,358         54,211
                       Gilead Sciences, Inc.+......................................     1,760         78,866
                       King Pharmaceuticals, Inc.+.................................     1,030         11,485
                       Merck & Co., Inc. ..........................................     8,705        270,377
                       Mylan Laboratories, Inc. ...................................       741         12,864
                       Pfizer, Inc. ...............................................    29,029        769,269
                       Schering-Plough Corp. ......................................     5,895        122,734
                       Watson Pharmaceuticals, Inc.+...............................       446         14,896
                       Wyeth.......................................................     5,228        239,181
                       Health Services -- 2.1%
                       Aetna, Inc. ................................................     1,134         87,772
                       Caremark Rx, Inc.+..........................................     1,770         78,907
                       HCA, Inc. ..................................................     1,580         77,815
                       Health Management Assoc., Inc., Class A.....................       960         22,848
                       Humana, Inc.+...............................................       630         25,105
                       IMS Health, Inc. ...........................................       889         24,207
                       Laboratory Corp. of America Holdings+.......................       530         26,855
                       Manor Care, Inc. ...........................................       341         12,944
                       McKesson Corp. .............................................     1,184         53,280
                       Medco Health Solutions, Inc.+...............................     1,083         52,461
                       Quest Diagnostics, Inc. ....................................       660         33,884
                       Tenet Healthcare Corp.+.....................................     1,912         23,212
                       UnitedHealth Group, Inc. ...................................     4,946        258,676
                       Wellpoint, Inc. ............................................     2,396        169,493
                       Medical Products -- 4.2%
                       Applied Biosystems Group -- Applera Corp. ..................       817         17,010
                       Bausch & Lomb, Inc. ........................................       216         18,284

---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Baxter International, Inc. .................................     2,422    $    95,112
                       Becton Dickinson & Co. .....................................       989         54,761
                       Biogen Idec, Inc.+..........................................     1,362         53,513
                       Biomet, Inc. ...............................................     1,019         38,854
                       Boston Scientific Corp.+....................................     2,684         77,702
                       C.R. Bard, Inc. ............................................       430         28,720
                       Chiron Corp.+...............................................       443         16,050
                       Fisher Scientific International, Inc.+......................       492         32,989
                       Genzyme Corp.+..............................................     1,010         75,154
                       Guidant Corp. ..............................................     1,264         86,963
                       Hospira, Inc.+..............................................       632         24,174
                       Johnson & Johnson...........................................    11,656        745,518
                       MedImmune, Inc.+............................................     1,017         28,893
                       Medtronic, Inc. ............................................     4,796        258,696
                       St. Jude Medical, Inc.+.....................................     1,476         69,977
                       Stryker Corp. ..............................................     1,440         77,890
                       Zimmer Holdings, Inc.+......................................       962         79,230
                                                                                                 ------------
                                                                                                   5,720,798
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 11.3%
                       Aerospace & Military Technology -- 1.9%
                       Boeing Co. .................................................     3,318        219,021
                       General Dynamics Corp. .....................................       784         90,309
                       Goodrich Corp. .............................................       482         21,324
                       L-3 Communications Holdings, Inc. ..........................       439         34,343
                       Lockheed Martin Corp. ......................................     1,478         92,227
                       Northrop Grumman Corp. .....................................     1,398         77,519
                       Raytheon Co. ...............................................     1,761         69,260
                       Rockwell Collins, Inc. .....................................       751         36,649
                       United Technologies Corp. ..................................     4,172        211,521
                       Business Services -- 1.7%
                       Allied Waste Industries, Inc.+..............................       880          7,550
                       Automatic Data Processing, Inc. ............................     2,277        101,122
                       Cendant Corp. ..............................................     4,107         87,726
                       Convergys Corp.+............................................       586          8,526
                       Equifax, Inc. ..............................................       508         18,491
                       First Data Corp. ...........................................     3,103        127,657
                       Fiserv, Inc.+...............................................       747         33,144
                       Fluor Corp. ................................................       346         22,075
                       Genuine Parts Co. ..........................................       685         31,366
                       H&R Block, Inc. ............................................       678         38,619
                       Interpublic Group of Cos., Inc.+............................     1,654         20,675
                       Johnson Controls, Inc. .....................................       738         42,391
                       Maxim Integrated Products, Inc. ............................     1,281         53,636
                       Monster Worldwide, Inc.+....................................       500         15,185
                       Paychex, Inc. ..............................................     1,385         48,350
                       PerkinElmer, Inc. ..........................................       534         11,203
                       R.R. Donnelley & Sons Co. ..................................       801         28,876
                       Robert Half International, Inc. ............................       660         22,367
                       W.W. Grainger, Inc. ........................................       314         19,569
                       Waste Management, Inc. .....................................     2,065         58,068
                       Electrical Equipment -- 0.1%
                       American Power Conversion Corp. ............................       687         19,312
                       American Standard Cos., Inc. ...............................       590         26,125
                       Thermo Electron Corp.+......................................       655         19,558

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 2.1%
                       Caterpillar, Inc. ..........................................     2,716    $   146,420
                       Cooper Industries, Ltd., Class A............................       360         23,249
                       Cummins, Inc. ..............................................       160         13,670
                       Danaher Corp. ..............................................     1,000         55,450
                       Deere & Co. ................................................       981         72,133
                       Dover Corp. ................................................       849         35,030
                       Eaton Corp. ................................................       584         38,159
                       Illinois Tool Works, Inc. ..................................     1,109         94,986
                       Ingersoll-Rand Co., Class A.................................       689         53,859
                       ITT Industries, Inc. .......................................       372         39,581
                       Pall Corp. .................................................       450         13,936
                       Parker-Hannifin Corp. ......................................       512         33,649
                       Rockwell Automation, Inc. ..................................       651         33,533
                       Textron, Inc. ..............................................       549         40,719
                       Tyco International, Ltd. ...................................     8,035        244,826
                       Multi-Industry -- 4.0%
                       3M Co. .....................................................     3,058        229,350
                       General Electric Co. .......................................    41,448      1,429,956
                       Honeywell International, Inc. ..............................     3,328        130,724
                       Transportation -- 1.5%
                       Burlington Northern Santa Fe Corp. .........................     1,507         81,755
                       CSX Corp. ..................................................       771         35,111
                       FedEx Corp. ................................................     1,176         98,890
                       Norfolk Southern Corp. .....................................     1,611         59,945
                       Ryder System, Inc. .........................................       239          9,319
                       Union Pacific Corp. ........................................       974         68,482
                       United Parcel Service, Inc., Class B........................     4,350        317,419
                                                                                                 ------------
                                                                                                   5,113,915
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 5.2%
                       Broadcasting & Media -- 3.4%
                       Clear Channel Communications, Inc. .........................     1,876         61,233
                       Comcast Corp., Class A+.....................................     8,613        264,677
                       Dow Jones & Co., Inc. ......................................       206          7,731
                       Gannett Co., Inc. ..........................................       993         72,449
                       Knight-Ridder, Inc. ........................................       290         18,142
                       McGraw-Hill Cos., Inc. .....................................     1,496         68,831
                       New York Times Co., Class A.................................       583         18,376
                       News Corp. .................................................    10,520        172,318
                       Omnicom Group, Inc. ........................................       716         60,767
                       Time Warner, Inc.+..........................................    18,648        317,389
                       Tribune Co. ................................................     1,107         40,406
                       Univision Communications, Inc., Class A+....................     1,060         29,977
                       Viacom, Inc., Class B.......................................     6,293        210,753
                       Walt Disney Co. ............................................     7,972        204,402
                       Entertainment Products -- 0.3%
                       Eastman Kodak Co. ..........................................     1,152         30,804
                       Hasbro, Inc. ...............................................       533         11,694
                       International Game Technology...............................     1,370         37,483
                       Mattel, Inc. ...............................................     1,610         30,027
                       Leisure & Tourism -- 1.5%
                       Brunswick Corp. ............................................       374         17,413
                       Carnival Corp. .............................................     2,011        105,376
                       Darden Restaurants, Inc. ...................................       564         19,571
                       Delta Air Lines, Inc.+......................................       529          1,566
                       Harrah's Entertainment, Inc. ...............................       601         47,323

---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Hilton Hotels Corp. ........................................     1,491    $    36,902
                       Marriott International, Inc., Class A.......................       729         49,915
                       McDonald's Corp. ...........................................     4,953        154,385
                       Sabre Holdings Corp., Class A...............................       588         11,290
                       Southwest Airlines Co. .....................................     3,038         43,109
                       Starbucks Corp.+............................................     1,592         83,660
                       Starwood Hotels & Resorts Worldwide, Inc. ..................       870         55,088
                       Yum! Brands, Inc. ..........................................     1,170         61,249
                                                                                                 ------------
                                                                                                   2,344,306
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 17.3%
                       Communication Equipment -- 1.1%
                       JDS Uniphase Corp.+.........................................     6,015          9,083
                       Motorola, Inc. .............................................     9,569        202,671
                       QUALCOMM, Inc. .............................................     6,378        251,867
                       Symbol Technologies, Inc. ..................................       947         11,023
                       Computers & Business Equipment -- 3.8%
                       Apple Computer, Inc.+.......................................     3,278        139,807
                       Avery Denison Corp. ........................................       378         21,421
                       Dell, Inc.+.................................................     9,447        382,320
                       EMC Corp.+..................................................     9,559        130,863
                       Seagate Technology(1).......................................     1,206              0
                       Gateway, Inc.+..............................................       999          3,976
                       Hewlett-Packard Co. ........................................    11,264        277,320
                       International Business Machines Corp. ......................     6,419        535,730
                       Lexmark International, Inc., Class A+.......................       518         32,478
                       Network Appliance, Inc.+....................................     1,490         38,010
                       Pitney Bowes, Inc. .........................................       834         37,180
                       Sun Microsystems, Inc.+.....................................    13,292         51,041
                       Xerox Corp.+................................................     3,740         49,405
                       Computer Services -- 0.3%
                       Computer Associates International, Inc. ....................     2,079         57,069
                       Computer Sciences Corp.+....................................       716         32,778
                       Compuware Corp.+............................................     1,640         13,825
                       Sungard Data Systems, Inc.+.................................     1,190         42,709
                       Computer Software -- 3.5%
                       Adobe Systems, Inc. ........................................     2,012         59,636
                       Affiliated Computer Services, Inc., Class A+................       530         26,484
                       Autodesk, Inc. .............................................       952         32,549
                       BMC Software, Inc.+.........................................       954         18,212
                       Citrix Systems, Inc.+.......................................       708         16,872
                       Electronic Arts, Inc.+......................................     1,270         73,152
                       Electronic Data Systems Corp. ..............................     2,076         42,703
                       Intuit, Inc.+...............................................       800         38,400
                       Mercury Interactive Corp.+..................................       353         13,898
                       Microsoft Corp. ............................................    38,372        982,707
                       NCR Corp.+..................................................       740         25,685
                       Novell, Inc.+...............................................     1,649         10,026
                       Oracle Corp.+...............................................    16,335        221,829
                       Parametric Technology Corp.+................................     1,128          7,783
                       Siebel Systems, Inc.+.......................................     2,110         17,724
                       Unisys Corp.+...............................................     1,396          9,032
                       Electrical -- 1.5%
                       Intel Corp. ................................................    24,224        657,439

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 2.3%
                       Advanced Micro Devices, Inc.+...............................     1,608    $    32,289
                       Agilent Technologies, Inc.+.................................     1,522         39,937
                       Altera Corp.+...............................................     1,448         31,668
                       Analog Devices, Inc. .......................................     1,442         56,526
                       Applied Materials, Inc.+....................................     6,422        118,550
                       Applied Micro Circuits Corp.+...............................       600          1,806
                       Broadcom Corp., Class A+....................................     1,019         43,583
                       Emerson Electric Co. .......................................     1,625        106,925
                       Freescale Semiconductor, Inc.+..............................     1,362         35,071
                       Jabil Circuit, Inc.+........................................       675         21,053
                       KLA-Tencor Corp.+...........................................       767         39,654
                       Linear Technology Corp. ....................................     1,195         46,438
                       LSI Logic Corp.+............................................     1,565         15,274
                       Micron Technology, Inc.+....................................     2,402         28,536
                       Millipore Corp.+............................................        71          4,350
                       Molex, Inc. ................................................       575         16,238
                       National Semiconductor Corp. ...............................     1,366         33,754
                       Novellus Systems, Inc.+.....................................       541         15,608
                       NVIDIA Corp.+...............................................       660         17,860
                       PMC-Sierra, Inc.+...........................................       740          7,274
                       QLogic Corp.+...............................................       390         12,109
                       Sanmina-SCI Corp.+..........................................     2,102         10,048
                       Solectron Corp.+............................................     4,056         15,575
                       Tektronix, Inc. ............................................       342          8,570
                       Teradyne, Inc.+.............................................       815         12,657
                       Texas Instruments, Inc. ....................................     6,488        206,059
                       Waters Corp.+...............................................       460         20,829
                       Xilinx, Inc. ...............................................     1,419         40,229
                       Internet Content -- 0.8%
                       eBay, Inc.+.................................................     4,540        189,681
                       Yahoo!, Inc.+...............................................     5,128        170,968
                       Internet Software -- 0.2%
                       Symantec Corp.+.............................................     4,747        104,292
                       Telecommunications -- 3.8%
                       ADC Telecommunications, Inc. ...............................       483         12,626
                       ALLTEL Corp. ...............................................     1,194         79,401
                       Andrew Corp.+...............................................       681          7,484
                       Avaya, Inc.+................................................     1,942         20,061
                       Cisco Systems, Inc.+........................................    25,046        479,631
                       Citizens Communications Co. ................................     1,170         15,374
                       Comverse Technology, Inc.+..................................       830         20,991
                       Corning, Inc.+..............................................     5,750        109,537
                       Lucent Technologies, Inc.+..................................    17,294         50,671
                       Nextel Communications, Inc., Class A+.......................     4,389        152,737
                       Qwest Communications International, Inc.+...................     6,139         23,451
                       SBC Communications, Inc. ...................................    12,925        316,016
                       Scientific-Atlanta, Inc. ...................................       617         23,755
                       Tellabs, Inc.+..............................................     1,796         17,457
                       Verizon Communications, Inc. ...............................    10,799        369,650
                                                                                                 ------------
                                                                                                   7,776,960
                                                                                                 ------------
                       MATERIALS -- 2.9%
                       Chemicals -- 1.7%
                       Air Products and Chemicals, Inc. ...........................       899         53,724
                       Ashland Inc.................................................       251         15,424
                       Dow Chemical Co. ...........................................     3,757        180,148

---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Chemicals (continued)
                       du Pont (E.I.) de Nemours and Co. ..........................     3,968    $   169,354
                       Eastman Chemical Co. .......................................       311         17,226
                       Ecolab, Inc. ...............................................       764         25,655
                       Engelhard Corp. ............................................       480         13,771
                       Hercules, Inc.+.............................................       480          6,720
                       International Flavors & Fragrances, Inc. ...................       340         12,893
                       Monsanto Co. ...............................................     1,090         73,433
                       PPG Industries, Inc. .......................................       683         44,416
                       Praxair, Inc. ..............................................     1,262         62,330
                       Rohm and Haas Co. ..........................................       664         30,584
                       Sherwin-Williams Co. .......................................       471         22,425
                       Sigma-Aldrich Corp. ........................................       266         17,067
                       Forest Products -- 0.5%
                       Bemis Co., Inc. ............................................       410         11,070
                       Georgia-Pacific Corp. ......................................     1,040         35,516
                       International Paper Co. ....................................     1,958         61,873
                       Louisiana-Pacific Corp. ....................................       461         12,364
                       MeadWestvaco Corp. .........................................       654         19,110
                       Sealed Air Corp.+...........................................       350         18,571
                       Temple-Inland, Inc. ........................................       464         18,462
                       Weyerhaeuser Co. ...........................................       905         62,427
                       Metals & Minerals -- 0.7%
                       Alcoa, Inc. ................................................     3,402         95,426
                       Allegheny Technologies, Inc. ...............................       340          9,884
                       Ball Corp. .................................................       356         13,510
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       697         28,075
                       Newmont Mining Corp. .......................................     1,715         64,398
                       Nucor Corp. ................................................       644         35,710
                       Phelps Dodge Corp. .........................................       383         40,770
                       United States Steel Corp. ..................................       452         19,278
                                                                                                 ------------
                                                                                                   1,291,614
                                                                                                 ------------
                       REAL ESTATE -- 0.7%
                       Real Estate Investment Trusts -- 0.7%
                       Apartment Investment & Management Co., Class A..............       260         11,440
                       Archstone-Smith Trust.......................................       810         34,425
                       Equity Office Properties Trust..............................     1,640         58,138
                       Equity Residential..........................................     1,173         47,389
                       Plum Creek Timber Co., Inc. ................................       740         28,009
                       ProLogis....................................................       770         35,081
                       Simon Property Group, Inc. .................................       874         69,693
                       Vornado Realty Trust........................................       190         16,842
                                                                                                 ------------
                                                                                                     301,017
                                                                                                 ------------
                       UTILITIES -- 2.3%
                       Electric Utilities -- 0.7%
                       AES Corp.+..................................................     2,597         41,682
                       CenterPoint Energy, Inc. ...................................     1,091         14,990
                       FPL Group, Inc. ............................................     1,572         67,784
                       Progress Energy, Inc. ......................................       975         43,495
                       Southern Co. ...............................................     2,905        101,646
                       Xcel Energy, Inc. ..........................................     1,568         30,435
                       Gas & Pipeline Utilities -- 0.7%
                       Dominion Resources, Inc. ...................................     1,332         98,381
                       Dynegy, Inc., Class A+......................................     1,168          6,494
                       El Paso Energy Corp. .......................................     2,516         30,192
                       KeySpan Corp. ..............................................       693         28,198

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Kinder Morgan, Inc. ........................................       310    $    27,547
                       NICOR, Inc. ................................................        10            408
                       NiSource, Inc. .............................................     1,133         27,521
                       Sempra Energy...............................................       964         40,970
                       Williams Cos., Inc. ........................................     2,232         47,408
                       Telephone -- 0.9%
                       AT&T Corp. .................................................     3,130         61,974
                       BellSouth Corp. ............................................     7,144        197,175
                       CenturyTel, Inc. ...........................................       526         18,079
                       Sprint Corp. (FON Group)....................................     5,776        155,374
                                                                                                 ------------
                                                                                                   1,039,753
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $46,590,919)....               44,081,022
                                                                                                 ------------
                                                                                     PRINCIPAL
                       SHORT TERM INVESTMENT SECURITIES -- 0.2%                       AMOUNT
                       --------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.2%
                       United States Treasury Bills 2.89% due 09/01/05
                         (cost $99,751)(2).........................................  $100,000         99,516
                                                                                                 ------------
                       REPURCHASE AGREEMENT -- 2.2%
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.50% dated 07/29/05 to be repurchased
                         08/01/05 in the amount of $994,124 and collateralized by
                         $760,000 of United States Treasury Bonds, bearing interest at 6.88% due 8/15/25 having an approximate value of
                         $1,018,400  (cost $994,000)(2)............................   994,000        994,000
                                                                                                 ------------

                       TOTAL INVESTMENTS -- (cost $47,684,670)@            100.3%                 45,174,538
                       Liabilities in excess of other assets --             (0.3)                   (116,461)
                                                                           ------                ------------
                       NET ASSETS --                                       100.0%                $45,058,077
                                                                           ======                ============

              -----------------------------
               +  Non-Income producing security
               # Security represents an investment in an affiliated company. @ See Note 3 for cost of investments on a tax basis.
              (1) Fair value security; See Note 2
              (2) The security or a portion thereof represents collateral for open future contracts.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                                         EXPIRATION     VALUE AT      VALUE AS OF       UNREALIZED
                        CONTRACTS              DESCRIPTION                   DATE       TRADE DATE    JULY 31, 2005     DEPRECIATION
                       -------------------------------------------------------------------------------------------------------------
                        16   Long   S&P 500 E-Mini Future Index.......  September 2005   991,937         989,440          $(2,497)
                                                                                                                          ========

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................     14.8%
    Health Services..............................      8.0
    Retail.......................................      7.6
    Energy Services..............................      7.6
    Computer Software............................      6.6
    Multi-Industry...............................      5.0
    Medical Products.............................      4.9
    Household Products...........................      4.8
    Computers & Business Equipment...............      4.6
    Electronics..................................      3.8
    Broadcasting & Media.........................      3.8
    Insurance....................................      2.7
    Communication Equipment......................      2.5
    Internet Content.............................      2.5
    Drugs........................................      2.4
    Banks........................................      2.2
    Food, Beverage & Tobacco.....................      2.1
    Transportation...............................      2.0
    Energy Sources...............................      1.9
    Chemicals....................................      1.9
    Leisure & Tourism............................      1.8
    Aerospace & Military Technology..............      1.8
    Electrical Equipment.........................      1.6
    Housing......................................      1.3
    Business Services............................      0.9
    Telephone....................................      0.6
                                                      -----
                                                      99.7%
                                                      =====

    *  Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 99.7%                                          SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.9%
                       Housing -- 1.3%
                       Centex Corp. ...............................................     40,000   $  2,959,200
                       D.R. Horton, Inc. ..........................................     93,333      3,834,120
                       Pulte Homes, Inc. ..........................................     40,000      3,744,800
                       Retail -- 7.6%
                       Fortune Brands, Inc. .......................................    129,600     12,253,680
                       Home Depot, Inc. ...........................................    393,800     17,134,238
                       Lowe's Cos., Inc. ..........................................    139,700      9,250,934
                       Target Corp. ...............................................    246,900     14,505,375
                       Whole Foods Market, Inc. ...................................     50,000      6,825,500
                       Williams-Sonoma, Inc.+......................................     50,000      2,208,000
                                                                                                 -------------
                                                                                                   72,715,847
                                                                                                 -------------
                       CONSUMER STAPLES -- 6.9%
                       Food, Beverage & Tobacco -- 2.1%
                       Altria Group, Inc. .........................................    126,700      8,483,832
                       Dean Foods Co.+.............................................     60,000      2,142,000
                       Wm. Wrigley Jr. Co. ........................................     90,000      6,402,600
                       Household Products -- 4.8%
                       Colgate-Palmolive Co. ......................................    195,000     10,323,300
                       Procter & Gamble Co. .......................................    520,000     28,927,600
                                                                                                 -------------
                                                                                                   56,279,332
                                                                                                 -------------
                       ENERGY -- 9.5%
                       Energy Services -- 7.6%
                       Halliburton Co. ............................................    355,000     19,897,750
                       Nabors Industries, Ltd.+....................................    250,000     16,362,500
                       Schlumberger, Ltd. .........................................    300,800     25,188,992
                       Energy Sources -- 1.9%
                       Noble Energy, Inc. .........................................    190,000     15,676,900
                                                                                                 -------------
                                                                                                   77,126,142
                                                                                                 -------------
                       FINANCE -- 19.7%
                       Banks -- 2.2%
                       Commerce Bancorp, Inc. .....................................    240,000      8,143,200
                       North Fork Bancorp, Inc. ...................................    355,600      9,739,884
                       Financial Services -- 14.8%
                       American Express Co. .......................................    240,700     13,238,500
                       Charles Schwab Corp. .......................................    600,000      8,220,000
                       Citigroup, Inc. ............................................    781,578     33,998,643
                       Fannie Mae..................................................    130,000      7,261,800
                       Franklin Resources, Inc. ...................................    130,000     10,506,600
                       Goldman Sachs Group, Inc. ..................................    120,000     12,897,600
                       J.P. Morgan Chase & Co. ....................................    373,400     13,121,276
                       Legg Mason, Inc. ...........................................     97,500      9,959,625
                       Merrill Lynch & Co., Inc. ..................................    200,000     11,756,000

---------------------

                                                                                                     VALUE
                       COMMON STOCK -- 99.7% (CONTINUED)                              SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 2.7%
                       ACE, Ltd. ..................................................    264,800   $ 12,236,408
                       AFLAC, Inc. ................................................    205,000      9,245,500
                                                                                                 -------------
                                                                                                  160,325,036
                                                                                                 -------------
                       HEALTHCARE -- 15.3%
                       Drugs -- 2.4%
                       Eli Lilly and Co. ..........................................    240,000     13,516,800
                       Gilead Sciences, Inc.+......................................    140,000      6,273,400
                       Health Services -- 8.0%
                       Caremark Rx, Inc.+..........................................    240,000     10,699,200
                       Health Management Assoc., Inc., Class A.....................    160,000      3,808,000
                       UnitedHealth Group, Inc. ...................................    410,000     21,443,000
                       Wellpoint, Inc. ............................................    412,000     29,144,880
                       Medical Products -- 4.9%
                       Alcon, Inc. ................................................     42,000      4,811,100
                       Dade Behring Holdings, Inc. ................................     73,800      5,594,040
                       Genentech, Inc.+............................................     80,000      7,146,400
                       St. Jude Medical, Inc.+.....................................    220,000     10,430,200
                       Zimmer Holdings, Inc.+......................................    150,000     12,354,000
                                                                                                 -------------
                                                                                                  125,221,020
                                                                                                 -------------
                       INDUSTRIAL & COMMERCIAL -- 11.3%
                       Aerospace & Military Technology -- 1.8%
                       United Technologies Corp. ..................................    293,600     14,885,520
                       Business Services -- 0.9%
                       Fiserv, Inc.+...............................................    170,000      7,542,900
                       Electrical Equipment -- 1.6%
                       American Standard Cos., Inc. ...............................    300,000     13,284,000
                       Multi-Industry -- 5.0%
                       General Electric Co. .......................................  1,170,000     40,365,000
                       Transportation -- 2.0%
                       FedEx Corp. ................................................     50,300      4,229,727
                       United Parcel Service, Inc., Class B........................    165,000     12,040,050
                                                                                                 -------------
                                                                                                   92,347,197
                                                                                                 -------------
                       INFORMATION & ENTERTAINMENT -- 5.6%
                       Broadcasting & Media -- 3.8%
                       News Corp. .................................................    469,700      8,144,598
                       Time Warner, Inc.+..........................................    817,500     13,913,850
                       Univision Communications, Inc., Class A+....................    120,000      3,393,600
                       XM Satellite Radio Holdings, Inc., Class A+.................    155,000      5,522,650
                       Leisure & Tourism -- 1.8%
                       Hilton Hotels Corp. ........................................    165,000      4,083,750
                       Outback Steakhouse, Inc. ...................................     50,000      2,329,000
                       Royal Caribbean Cruises, Ltd. ..............................    100,000      4,545,000
                       Southwest Airlines Co. .....................................    290,000      4,115,100
                                                                                                 -------------
                                                                                                   46,047,548
                                                                                                 -------------
                       INFORMATION TECHNOLOGY -- 20.0%
                       Communication Equipment -- 2.5%
                       Juniper Networks, Inc.+.....................................    420,000     10,075,800
                       QUALCOMM, Inc. .............................................    248,900      9,829,061

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK -- 99.7% (CONTINUED)                              SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 4.6%
                       Apple Computer, Inc.+.......................................    160,000   $  6,824,000
                       Dell, Inc.+.................................................    385,000     15,580,950
                       EMC Corp.+..................................................    720,000      9,856,800
                       Network Appliance, Inc.+....................................    210,000      5,357,100
                       Computer Software -- 6.6%
                       Mcafee, Inc.+...............................................    230,000      7,222,000
                       Mercury Interactive Corp.+..................................    110,000      4,330,700
                       Microsoft Corp. ............................................  1,205,000     30,860,050
                       Oracle Corp.+...............................................    840,000     11,407,200
                       Electronics -- 3.8%
                       Broadcom Corp., Class A+....................................    100,000      4,277,000
                       Lam Research Corp.+.........................................    152,900      4,350,005
                       Marvell Technology Group, Ltd.+.............................    303,700     13,268,652
                       Texas Instruments, Inc. ....................................    295,000      9,369,200
                       Internet Content -- 2.5%
                       eBay, Inc.+.................................................    100,000      4,178,000
                       Google, Inc., Class A+......................................     25,000      7,194,000
                       Yahoo!, Inc.+...............................................    275,000      9,168,500
                                                                                                 -------------
                                                                                                  163,149,019
                                                                                                 -------------
                       MATERIALS -- 1.9%
                       Chemicals -- 1.9%
                       Air Products and Chemicals, Inc. ...........................    120,000      7,171,200
                       FMC Technologies, Inc.+.....................................    235,000      8,518,750
                                                                                                 -------------
                                                                                                   15,689,950
                                                                                                 -------------
                       UTILITIES -- 0.6%
                       Telephone -- 0.6%
                       Sprint Corp. (FON Group)....................................    180,000      4,842,000
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $627,391,205)...               813,743,090
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $627,391,205)@                             99.7%                   813,743,090
                       Other assets less liabilities --                    0.3                      2,295,741
                                                                         ------                  -------------
                       NET ASSETS --                                     100.0%                  $816,038,831
                                                                         ======                  =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................     15.1%
    Insurance....................................      9.9
    Energy Services..............................      8.8
    Food, Beverage & Tobacco.....................      8.3
    Banks........................................      7.5
    Telecommunications...........................      6.5
    Broadcasting & Media.........................      5.0
    Machinery....................................      4.4
    Euro Time Deposit............................      4.4
    Drugs........................................      4.3
    Energy Source................................      3.0
    Computer & Business Equipment................      2.2
    Leisure & Tourism............................      2.2
    Health Services..............................      2.0
    Electrical...................................      1.8
    Apparel & Textiles...........................      1.5
    Communication Equipment......................      1.5
    Aerospace & Military Technology..............      1.2
    Business Services............................      1.2
    Entertainment Products.......................      1.2
    Telephone....................................      1.2
    Computer Software............................      1.1
    Medical Products.............................      1.1
    Automotive...................................      1.0
    Chemicals....................................      1.0
    Retail.......................................      0.9
    Electronics..................................      0.6
    Metals & Minerals............................      0.6
                                                      -----
                                                      99.5%
                                                      =====

    *  Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS
    PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 95.1%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.4%
                       Apparel & Textiles -- 1.5%
                       Gap, Inc. ..................................................      184,500   $  3,894,795
                       Automotive -- 1.0%
                       Goodyear Tire & Rubber Co.+.................................      151,100      2,630,651
                       Retail -- 0.9%
                       Home Depot, Inc. ...........................................       50,300      2,188,553
                                                                                                   -------------
                                                                                                      8,713,999
                                                                                                   -------------
                       CONSUMER STAPLES -- 8.3%
                       Food, Beverage & Tobacco -- 8.3%
                       Altria Group, Inc. .........................................       91,200      6,106,752
                       Coca-Cola Co. ..............................................       44,500      1,947,320
                       Safeway, Inc. ..............................................      104,700      2,544,210
                       Smithfield Foods, Inc.+.....................................       48,200      1,258,984
                       SUPERVALU, Inc. ............................................       93,500      3,309,900
                       Tyson Foods, Inc., Class A..................................      231,300      4,311,432
                       UST, Inc. ..................................................       41,500      1,909,830
                                                                                                   -------------
                                                                                                     21,388,428
                                                                                                   -------------
                       ENERGY -- 11.8%
                       Energy Services -- 8.8%
                       American Electric Power Co., Inc. ..........................       59,400      2,298,780
                       BP, PLC ADR.................................................       40,200      2,648,376
                       ChevronTexaco Corp. ........................................      139,000      8,063,390
                       Edison International........................................       56,900      2,326,072
                       Exxon Mobil Corp. ..........................................      121,100      7,114,625
                       Energy Sources -- 3.0%
                       Apache Corp. ...............................................       63,700      4,357,080
                       Total SA Sponsored ADR......................................       27,400      3,425,000
                                                                                                   -------------
                                                                                                     30,233,323
                                                                                                   -------------
                       FINANCE -- 32.5%
                       Banks -- 7.5%
                       Bank of America Corp. ......................................      110,300      4,809,080
                       Fifth Third Bancorp.........................................       57,000      2,456,700
                       Wachovia Corp. .............................................      102,200      5,148,836
                       Wells Fargo & Co. ..........................................      110,800      6,796,472
                       Financial Services -- 15.1%
                       Citigroup, Inc. ............................................       85,200      3,706,200
                       Fannie Mae..................................................       54,400      3,038,784
                       Freddie Mac.................................................      129,900      8,220,072
                       J.P. Morgan Chase & Co. ....................................      143,700      5,049,618
                       MBIA, Inc. .................................................       68,600      4,166,764
                       MBNA Corp. .................................................      184,300      4,636,988

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Merrill Lynch & Co., Inc. ..................................       45,800   $  2,692,124
                       Morgan Stanley..............................................      135,100      7,167,055
                       Insurance -- 9.9%
                       ACE, Ltd. ..................................................       96,900      4,477,749
                       Allstate Corp. .............................................      129,800      7,951,548
                       Hartford Financial Services Group, Inc. ....................       57,300      4,616,661
                       MetLife, Inc. ..............................................       58,400      2,869,776
                       Nationwide Financial Services, Inc., Class A................       74,200      2,936,836
                       RenaissanceRe Holdings, Ltd. ...............................       58,100      2,611,014
                                                                                                   -------------
                                                                                                     83,352,277
                                                                                                   -------------
                       HEALTHCARE -- 7.4%
                       Drugs -- 4.3%
                       Abbott Laboratories.........................................       69,100      3,222,133
                       AmerisourceBergen Corp. ....................................       63,300      4,544,307
                       Pfizer, Inc. ...............................................      125,400      3,323,100
                       Health Services -- 2.0%
                       HCA, Inc. ..................................................       26,000      1,280,500
                       McKesson Corp. .............................................       85,800      3,861,000
                       Medical Products -- 1.1%
                       Baxter International, Inc. .................................       51,600      2,026,332
                       Johnson & Johnson...........................................       10,000        639,600
                                                                                                   -------------
                                                                                                     18,896,972
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 6.8%
                       Aerospace & Military Technology -- 1.2%
                       Northrop Grumman Corp. .....................................       57,734      3,201,350
                       Business Services -- 1.2%
                       Interpublic Group of Cos., Inc.+............................      254,900      3,186,250
                       Machinery -- 4.4%
                       Eaton Corp. ................................................       68,700      4,488,858
                       Tyco International, Ltd. ...................................      219,600      6,691,212
                                                                                                   -------------
                                                                                                     17,567,670
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 8.4%
                       Broadcasting & Media -- 5.0%
                       Gannett Co., Inc. ..........................................       77,000      5,617,920
                       News Corp. .................................................      144,200      2,361,996
                       Time Warner, Inc.+..........................................      289,300      4,923,886
                       Entertainment Products -- 1.2%
                       Mattel, Inc. ...............................................      167,300      3,120,145
                       Leisure & Tourism -- 2.2%
                       McDonald's Corp. ...........................................      181,900      5,669,823
                                                                                                   -------------
                                                                                                     21,693,770
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 13.7%
                       Communication Equipment -- 1.5%
                       Motorola, Inc. .............................................      153,100      3,242,658
                       Nokia Corp. ADR.............................................       48,300        770,385
                       Computers & Business Equipment -- 2.2%
                       Esc Seagate Technology+(1)..................................       50,100              0
                       Hewlett-Packard Co. ........................................      134,100      3,301,542
                       International Business Machines Corp. ......................       28,400      2,370,264

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software -- 1.1%
                       Microsoft Corp. ............................................       96,600   $  2,473,926
                       Unisys Corp.+...............................................       41,100        265,917
                       Electrical -- 1.8%
                       Intel Corp. ................................................      167,300      4,540,522
                       Electronics -- 0.6%
                       Analog Devices, Inc. .......................................       37,400      1,466,080
                       Telecommunications -- 6.5%
                       ALLTEL Corp. ...............................................       52,800      3,511,200
                       SBC Communications, Inc. ...................................      242,100      5,919,345
                       Verizon Communications, Inc. ...............................      162,756      5,571,138
                       Vodafone Group, PLC Sponsored ADR...........................       70,700      1,826,181
                                                                                                   -------------
                                                                                                     35,259,158
                                                                                                   -------------
                       MATERIALS -- 1.6%
                       Chemicals -- 1.0%
                       PPG Industries, Inc. .......................................       39,400      2,562,182
                       Metals & Minerals -- 0.6%
                       United States Steel Corp. ..................................       33,200      1,415,980
                                                                                                   -------------
                                                                                                      3,978,162
                                                                                                   -------------
                       UTILITIES -- 1.2%
                       Telephone -- 1.2%
                       Sprint Corp. (FON Group)....................................      113,500      3,053,150
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $222,377,549)...                 244,136,909
                                                                                                   -------------
                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 4.4%                        AMOUNT
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 4.4%
                       Euro Time Deposit with State Street Bank & Trust Co. 2.65%
                         due 08/01/05 (cost $11,236,000)...........................  $11,236,000     11,236,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $233,613,549)@                           99.5%                       255,372,909
                       Other assets less liabilities --                  0.5                          1,392,676
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $256,765,585
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis
              (1) Fair valued security; see Note 2
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................     16.5%
    Insurance....................................     14.1
    Banks........................................     12.1
    Food, Beverage & Tobacco.....................      9.2
    Energy Sources...............................      7.2
    Business Services............................      5.4
    Broadcasting & Media.........................      4.5
    Energy Services..............................      4.3
    Retail.......................................      4.2
    Machinery....................................      3.9
    Forest Products..............................      2.4
    Drugs........................................      2.3
    Real Estate Investment Trusts................      1.8
    Computers & Business Equipment...............      1.7
    Health Services..............................      1.7
    Automotive...................................      1.6
    Housing......................................      1.3
    Household Products...........................      1.0
    Metals & Minerals............................      1.0
    Computer Software............................      0.8
    Transportation...............................      0.8
    Internet Content.............................      0.5
    Telecommunications...........................      0.5
    Communication Equipment......................      0.3
    Multi-Industry...............................      0.3
                                                      -----
                                                      99.7%
                                                      =====

    *  Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba Davis Advisers)

                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 99.4%                                           SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.1%
                       Automotive -- 1.6%
                       AutoZone, Inc.+.............................................     206,600   $   20,131,104
                       Harley-Davidson, Inc. ......................................     349,600       18,595,224
                       Housing -- 1.3%
                       Hunter Douglas NV+(1).......................................      86,000        4,339,585
                       Vulcan Materials Co. .......................................     363,300       25,518,192
                       Retail -- 4.2%
                       Costco Wholesale Corp. .....................................   1,660,600       76,337,782
                       Wal-Mart Stores, Inc. ......................................     478,100       23,594,235
                                                                                                  ---------------
                                                                                                     168,516,122
                                                                                                  ---------------
                       CONSUMER STAPLES -- 10.2%
                       Food, Beverage & Tobacco -- 9.2%
                       Altria Group, Inc. .........................................   1,998,725      133,834,626
                       Diageo, PLC ADR.............................................     613,600       34,159,112
                       Heineken Holding............................................     766,390       22,463,394
                       Hershey Foods Corp. ........................................     446,800       28,537,116
                       Household Products -- 1.0%
                       Avon Products, Inc. ........................................     723,300       23,659,143
                                                                                                  ---------------
                                                                                                     242,653,391
                                                                                                  ---------------
                       ENERGY -- 11.5%
                       Energy Services -- 4.3%
                       ConocoPhillips..............................................   1,306,808       81,793,113
                       Transocean, Inc.+...........................................     361,900       20,422,017
                       Energy Sources -- 7.2%
                       Devon Energy Corp. .........................................   1,181,852       66,290,078
                       EOG Resources, Inc. ........................................     936,600       57,226,260
                       Occidental Petroleum Corp. .................................     551,900       45,410,332
                                                                                                  ---------------
                                                                                                     271,141,800
                                                                                                  ---------------
                       FINANCE -- 42.7%
                       Banks -- 12.1%
                       Fifth Third Bancorp.........................................     479,300       20,657,830
                       Golden West Financial Corp. ................................   1,204,400       78,430,528
                       HSBC Holdings, PLC+.........................................   4,996,634       80,969,737
                       Lloyds TSB Group, PLC ADR...................................     599,200       20,456,688
                       State Street Corp. .........................................     163,900        8,152,386
                       Wells Fargo & Co. ..........................................   1,285,425       78,847,969
                       Financial Services -- 16.5%
                       American Express Co. .......................................   2,812,650      154,695,750
                       China Merchants Holdings International Co., Ltd.+...........   4,400,000        8,922,453
                       Citigroup, Inc. ............................................   1,546,052       67,253,262
                       J.P. Morgan Chase & Co. ....................................   2,484,476       87,304,487
                       Moody's Corp. ..............................................     727,800       34,432,218

---------------------
    110

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Morgan Stanley..............................................     316,150   $   16,771,757
                       Takefuji Corp.+.............................................     321,360       20,804,566
                       Insurance -- 14.1%
                       American International Group, Inc.#.........................     137,437        8,273,707
                       Aon Corp. ..................................................     701,000       17,833,440
                       Berkshire Hathaway, Inc., Class A+..........................         972       81,162,000
                       Berkshire Hathaway, Inc., Class B+..........................       1,136        3,160,352
                       Chubb Corp. ................................................     132,300       11,750,886
                       Everest Reinsurance Group, Ltd. ............................      53,800        5,240,120
                       Loews Corp. ................................................     615,700       51,490,991
                       Markel Corp.+...............................................       6,700        2,251,200
                       Marsh & McLennan Cos., Inc. ................................     684,900       19,841,553
                       Principal Financial Group, Inc. ............................     212,300        9,330,585
                       Progressive Corp. ..........................................     806,600       80,409,954
                       Sun Life Financial, Inc. ...................................     122,400        4,406,400
                       Transatlantic Holdings, Inc.#...............................     648,625       38,392,114
                                                                                                  ---------------
                                                                                                   1,011,242,933
                                                                                                  ---------------
                       HEALTHCARE -- 4.0%
                       Drugs -- 2.3%
                       Cardinal Health, Inc. ......................................     412,500       24,576,750
                       Eli Lilly and Co. ..........................................     367,900       20,720,128
                       Novartis AG+................................................     215,000       10,443,985
                       Health Services -- 1.7%
                       Caremark Rx, Inc.+..........................................     288,200       12,847,956
                       HCA, Inc. ..................................................     537,100       26,452,175
                                                                                                  ---------------
                                                                                                      95,040,994
                                                                                                  ---------------
                       INDUSTRIAL & COMMERCIAL -- 10.4%
                       Business Services -- 5.4%
                       Cosco Pacific, Ltd.+........................................   3,800,000        7,479,796
                       Dun & Bradstreet Corp.+.....................................     414,400       26,243,952
                       H&R Block, Inc. ............................................     729,400       41,546,624
                       Iron Mountain, Inc.+........................................   1,050,600       36,025,074
                       Rentokil Initial, PLC.......................................   2,861,450        7,813,478
                       WPP Group, PLC ADR..........................................     156,800        8,258,656
                       Machinery -- 3.9%
                       Tyco International, Ltd. ...................................   3,075,992       93,725,476
                       Multi-Industry -- 0.3%
                       Telewest Global, Inc.+......................................     295,500        6,601,470
                       Transportation -- 0.8%
                       Kuehne & Nagel Intl AG......................................       7,200        1,603,238
                       United Parcel Service, Inc., Class B........................     230,000       16,783,100
                                                                                                  ---------------
                                                                                                     246,080,864
                                                                                                  ---------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 4.5%
                       Broadcasting & Media -- 4.5%
                       Comcast Corp., Special Class A+.............................   2,130,300   $   63,909,000
                       Gannett Co., Inc. ..........................................     131,900        9,623,424
                       Lagardere SCA+..............................................     458,000       32,988,193
                                                                                                  ---------------
                                                                                                     106,520,617
                                                                                                  ---------------
                       INFORMATION TECHNOLOGY -- 3.8%
                       Communication Equipment -- 0.3%
                       Nokia Corp. ADR.............................................     410,200        6,542,690
                       Computers & Business Equipment -- 1.7%
                       Hewlett-Packard Co. ........................................     550,000       13,541,000
                       Lexmark International, Inc., Class A+.......................     440,600       27,625,620
                       Computer Software -- 0.8%
                       Microsoft Corp. ............................................     723,800       18,536,518
                       Internet Content -- 0.5%
                       InterActiveCorp+............................................     389,400       10,396,980
                       Telecommunications -- 0.5%
                       NTL Inc.+...................................................      31,700        2,112,171
                       SK Telecom Co., Ltd. ADR                                         475,000       10,198,250
                                                                                                  ---------------
                                                                                                      88,953,229
                                                                                                  ---------------
                       MATERIALS -- 3.4%
                       Forest Products -- 2.4%
                       Sealed Air Corp.+...........................................   1,075,300       57,055,418
                       Metals & Minerals -- 1.0%
                       Martin Marietta Materials, Inc. ............................     330,500       24,024,045
                                                                                                  ---------------
                                                                                                      81,079,463
                                                                                                  ---------------
                       REAL ESTATE -- 1.8%
                       Real Estate Investment Trusts -- 1.8%
                       CenterPoint Properties Corp. ...............................      65,900        2,890,374
                       General Growth Properties, Inc. ............................     876,422       40,297,884
                                                                                                  ---------------
                                                                                                      43,188,258
                                                                                                  ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost
                         $1,616,028,260)...........................................                2,354,417,671
                                                                                                  ---------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.3%                        AMOUNT
                       ------------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 0.3%
                       Greenwich Capital Holdings 3.28% due 08/01/05
                         (cost $6,049,000).........................................  $6,049,000        6,049,000
                                                                                                  ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,622,077,260)@                         99.7%                      2,360,466,671
                       Other assets less liabilities --                  0.3                           6,977,084
                                                                       ------                     ---------------
                       NET ASSETS --                                   100.0%                     $2,367,443,755
                                                                       ======                     ===============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company; see Note 8.
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt
              (1) Fair Valued Security; see Note 2

              See Notes to Financial Statements

---------------------
    112

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Food, Beverage & Tobacco.....................     30.0%
    Drugs........................................     13.4
    Business Services............................     10.2
    Chemicals....................................     10.2
    Household Products...........................      9.6
    Financial Services...........................      6.2
    Telecommunications...........................      6.1
    Computers & Business Equipment...............      3.2
    Electronics..................................      3.2
    Automotive...................................      3.1
    Forest Products..............................      3.1
    Repurchase Agreement.........................      0.9
                                                      -----
                                                      99.2%
                                                      =====

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 98.3%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.1%
                       Automotive -- 3.1%
                       General Motors Corp. .......................................      98,021   $  3,609,133
                                                                                                  -------------
                       CONSUMER STAPLES -- 39.6%
                       Food, Beverage & Tobacco -- 30.0%
                       Albertson's, Inc. ..........................................     165,374      3,524,120
                       Altria Group, Inc. .........................................      64,408      4,312,760
                       Anheuser-Busch Cos., Inc. ..................................      77,400      3,432,690
                       Brown-Forman Corp., Class B.................................      80,601      4,711,128
                       Coca-Cola Co. ..............................................      94,537      4,136,939
                       ConAgra Foods, Inc. ........................................     133,929      3,041,528
                       McCormick & Co., Inc. ......................................     102,167      3,553,368
                       PepsiCo, Inc. ..............................................      75,358      4,109,272
                       Sysco Corp. ................................................     103,919      3,747,319
                       Household Products -- 9.6%
                       Avon Products, Inc. ........................................     101,348      3,315,093
                       Clorox Co. .................................................      66,554      3,717,041
                       Colgate-Palmolive Co. ......................................      76,813      4,066,480
                                                                                                  -------------
                                                                                                    45,667,738
                                                                                                  -------------
                       FINANCE -- 6.2%
                       Financial Services -- 6.2%
                       Citigroup, Inc. ............................................      81,978      3,566,043
                       J.P. Morgan Chase & Co. ....................................     100,752      3,540,425
                                                                                                  -------------
                                                                                                     7,106,468
                                                                                                  -------------
                       HEALTHCARE -- 13.4%
                       Drugs -- 13.4%
                       Abbott Laboratories.........................................      83,917      3,913,050
                       Bristol-Myers Squibb Co. ...................................     153,512      3,834,730
                       Merck & Co., Inc. ..........................................     122,208      3,795,780
                       Pfizer, Inc. ...............................................     145,784      3,863,276
                                                                                                  -------------
                                                                                                    15,406,836
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 10.2%
                       Business Services -- 10.2%
                       Genuine Parts Co. ..........................................      89,365      4,092,023
                       Johnson Controls, Inc. .....................................      61,683      3,543,072
                       Paychex, Inc. ..............................................     116,771      4,076,476
                                                                                                  -------------
                                                                                                    11,711,571
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 12.5%
                       Computers & Business Equipment -- 3.2%
                       Avery Denison Corp. ........................................      64,843      3,674,653
                       Electronics -- 3.2%
                       Emerson Electric Co. .......................................      56,062      3,688,879

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 6.1%
                       SBC Communications, Inc. ...................................     152,856   $  3,737,329
                       Verizon Communications, Inc. ...............................      96,554      3,305,044
                                                                                                  -------------
                                                                                                    14,405,905
                                                                                                  -------------
                       MATERIALS -- 13.3%
                       Chemicals -- 10.2%
                       du Pont (E.I.) de Nemours & Co. ............................      80,435      3,432,966
                       Rohm and Haas Co. ..........................................      88,699      4,085,476
                       Sherwin-Williams Co. .......................................      87,733      4,176,968
                       Forest Products -- 3.1%
                       Bemis Co., Inc. ............................................     134,341      3,627,207
                                                                                                  -------------
                                                                                                    15,322,617
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $109,476,056)...                113,230,268
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.9%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $1,006,000).........................................  $1,006,000      1,006,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $110,482,056)@                            99.2%                    114,236,268
                       Other assets less liabilities --                   0.8                         901,109
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $115,137,377
                                                                        ======                   =============

              -----------------------------
               @  See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Internet Content.............................     13.3%
    Electronics..................................     11.1
    Medical Products.............................     10.4
    Financial Services...........................      9.6
    Computers & Business Equipment...............      9.0
    Communication Equipment......................      7.0
    Retail.......................................      6.1
    Drugs........................................      5.8
    Multi-Industry...............................      3.4
    Computer Software............................      3.1
    Energy Services..............................      3.0
    Household Products...........................      2.8
    Health Services..............................      2.7
    Broadcasting & Media.........................      2.4
    Telecommunications...........................      2.3
    Leisure & Tourism............................      2.3
    Insurance....................................      1.6
    Food, Beverage & Tobacco.....................      1.2
    Banks........................................      0.8
    Time Deposit.................................      0.8
    Aerospace & Military Technology..............      0.4
    Housing......................................      0.4
                                                      -----
                                                      99.5%
                                                      =====

    * Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 98.7%                                           SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.5%
                       Housing -- 0.4%
                       Pulte Homes, Inc. ..........................................      41,500   $    3,885,230
                       Retail -- 6.1%
                       Lowe's Cos., Inc. ..........................................     391,300       25,911,886
                       Target Corp. ...............................................     470,300       27,630,125
                       Whole Foods Market, Inc. ...................................      62,000        8,463,620
                                                                                                  ---------------
                                                                                                      65,890,861
                                                                                                  ---------------
                       CONSUMER STAPLES -- 4.0%
                       Food, Beverage & Tobacco -- 1.2%
                       Wm. Wrigley Jr. Co. ........................................     168,200       11,965,748
                       Household Products -- 2.8%
                       Avon Products, Inc. ........................................     202,400        6,620,504
                       Procter & Gamble Co. .......................................     398,100       22,146,303
                                                                                                  ---------------
                                                                                                      40,732,555
                                                                                                  ---------------
                       ENERGY -- 3.0%
                       Energy Services -- 3.0%
                       Halliburton Co. ............................................     438,400       24,572,320
                       Nabors Industries, Ltd.+....................................      86,800        5,681,060
                                                                                                  ---------------
                                                                                                      30,253,380
                                                                                                  ---------------
                       FINANCE -- 12.0%
                       Banks -- 0.8%
                       Northern Trust Corp. .......................................     169,800        8,625,840
                       Financial Services -- 9.6%
                       Citigroup, Inc. ............................................     182,309        7,930,441
                       Franklin Resources, Inc. ...................................     244,900       19,792,818
                       Goldman Sachs Group, Inc. ..................................     131,700       14,155,116
                       J.P. Morgan Chase & Co. ....................................     557,000       19,572,980
                       Legg Mason, Inc. ...........................................     210,600       21,512,790
                       Merrill Lynch & Co., Inc. ..................................     241,500       14,195,370
                       Insurance -- 1.6%
                       ACE, Ltd. ..................................................      88,100        4,071,101
                       AFLAC, Inc. ................................................     269,100       12,136,410
                                                                                                  ---------------
                                                                                                     121,992,866
                                                                                                  ---------------
                       HEALTHCARE -- 18.9%
                       Drugs -- 5.8%
                       Amgen, Inc.+................................................     153,600       12,249,600
                       Eli Lilly and Co. ..........................................     182,300       10,267,136
                       Gilead Sciences, Inc.+......................................     328,000       14,697,680
                       Teva Pharmaceutical Industries, Ltd. ADR....................     675,700       21,216,980
                       Health Services -- 2.7%
                       UnitedHealth Group, Inc. ...................................     526,800       27,551,640

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 10.4%
                       Affymetrix, Inc.+...........................................      72,200   $    3,371,018
                       Alcon, Inc. ................................................     240,200       27,514,910
                       Genentech, Inc.+............................................     312,600       27,924,558
                       St. Jude Medical, Inc.+.....................................     591,600       28,047,756
                       Zimmer Holdings, Inc.+......................................     225,400       18,563,944
                                                                                                  ---------------
                                                                                                     191,405,222
                                                                                                  ---------------
                       INDUSTRIAL & COMMERCIAL -- 3.8%
                       Aerospace & Military Technology -- 0.4%
                       Boeing Co. .................................................      63,000        4,158,630
                       Multi-Industry -- 3.4%
                       General Electric Co. .......................................     993,900       34,289,550
                                                                                                  ---------------
                                                                                                      38,448,180
                                                                                                  ---------------
                       INFORMATION & ENTERTAINMENT -- 4.7%
                       Broadcasting & Media -- 2.4%
                       E.W. Scripps Co., Class A...................................     183,600        9,277,308
                       Time Warner, Inc.+..........................................     902,900       15,367,358
                       Leisure & Tourism -- 2.3%
                       Carnival Corp. .............................................     295,200       15,468,480
                       Starbucks Corp.+............................................     146,000        7,672,300
                                                                                                  ---------------
                                                                                                      47,785,446
                                                                                                  ---------------
                       INFORMATION TECHNOLOGY -- 45.8%
                       Communication Equipment -- 7.0%
                       Juniper Networks, Inc.+.....................................   1,103,900       26,482,561
                       Motorola, Inc. .............................................     310,400        6,574,272
                       QUALCOMM, Inc. .............................................     972,300       38,396,127
                       Computers & Business Equipment -- 9.0%
                       Apple Computer, Inc.+.......................................     956,100       40,777,665
                       Dell, Inc.+.................................................     918,800       37,183,836
                       Network Appliance, Inc.+....................................     520,900       13,288,159
                       Computer Software -- 3.1%
                       Electronic Arts, Inc.+......................................     487,300       28,068,480
                       Navteq Corp.+...............................................      79,200        3,482,424
                       Electronics -- 11.1%
                       Advanced Micro Devices, Inc.+...............................     437,900        8,793,032
                       Applied Materials, Inc. ....................................     857,800       15,834,988
                       Broadcom Corp., Class A+....................................     784,300       33,544,511
                       Marvell Technology Group, Ltd.+.............................     749,300       32,736,917
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR............   1,123,849        9,653,863
                       Texas Instruments, Inc. ....................................     390,100       12,389,576
                       Internet Content -- 13.3%
                       eBay, Inc.+.................................................   1,093,600       45,690,608
                       Google, Inc., Class A+......................................     148,000       42,588,480
                       Yahoo!, Inc.+...............................................   1,389,640       46,330,598
                       Telecommunications -- 2.3%
                       Corning, Inc.+..............................................   1,216,800       23,180,040
                                                                                                  ---------------
                                                                                                     464,996,137
                                                                                                  ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $822,937,761)...                1,001,504,647
                                                                                                  ---------------

---------------------

                                                                                     PRINCIPAL         VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 0.8%                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.8%
                       Euro Time Deposit with State Street Bank & Trust Co. 2.65%
                         due 08/01/05 (cost $8,315,000)............................  $8,315,000   $    8,315,000
                                                                                                  ---------------

                       TOTAL INVESTMENTS --
                         (cost $831,252,761)@                          99.5%                       1,009,819,647
                       Other assets less liabilities --                 0.5                            4,635,124
                                                                      ------                      ---------------
                       NET ASSETS --                                  100.0%                      $1,014,454,771
                                                                      ======                      ===============

              -----------------------------
              + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................      12.4%
    Broadcasting & Media........................       9.7
    Energy Services.............................       7.1
    Computer Software...........................       6.3
    Energy Sources..............................       5.4
    Food, Beverage & Tobacco....................       4.8
    Medical Products............................       4.8
    Communication Equipment.....................       4.7
    Banks.......................................       4.4
    Business Services...........................       4.4
    Retail......................................       4.3
    Machinery...................................       4.0
    Aerospace & Military Technology.............       3.4
    Computers & Business Equipment..............       3.3
    Drugs.......................................       3.1
    Health Services.............................       2.5
    Leisure & Tourism...........................       2.4
    Electronics.................................       2.1
    Housing.....................................       2.1
    Telecommunications..........................       1.9
    Insurance...................................       1.7
    Household Products..........................       1.5
    Repurchase Agreement........................       1.5
    Chemicals...................................       1.0
    Electrical Equipment........................       0.8
    Internet Content............................       0.6
                                                     ------
                                                     100.2%
                                                     ======

    * Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.   INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                   VALUE
                       COMMON STOCK -- 98.7%                                          SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.4%
                       Housing -- 2.1%
                       Masco Corp. ................................................    16,496   $   559,379
                       Retail -- 4.3%
                       Lowe's Cos., Inc. ..........................................     9,020       597,304
                       Wal-Mart Stores, Inc. ......................................    10,550       520,643
                                                                                                ------------
                                                                                                  1,677,326
                                                                                                ------------
                       CONSUMER STAPLES -- 6.3%
                       Food, Beverage & Tobacco -- 4.8%
                       Altria Group, Inc. .........................................     1,551       103,855
                       PepsiCo, Inc. ..............................................    12,420       677,263
                       Wm. Wrigley Jr. Co. ........................................     6,560       466,678
                       Household Products -- 1.5%
                       Procter & Gamble Co. .......................................     7,230       402,205
                                                                                                ------------
                                                                                                  1,650,001
                                                                                                ------------
                       ENERGY -- 12.5%
                       Energy Services -- 7.1%
                       Exxon Mobil Corp. ..........................................    17,906     1,051,977
                       PPL Corp. ..................................................    13,158       810,270
                       Energy Sources -- 5.4%
                       Burlington Resources, Inc. .................................    22,112     1,417,600
                                                                                                ------------
                                                                                                  3,279,847
                                                                                                ------------
                       FINANCE -- 18.5%
                       Banks -- 4.4%
                       Bank of America Corp. ......................................    14,952       651,907
                       Key Corp. ..................................................    15,002       513,669
                       Financial Services -- 12.4%
                       Charles Schwab Corp. .......................................    23,710       324,827
                       Citigroup, Inc. ............................................    20,348       885,138
                       Countrywide Credit Industries, Inc. ........................    18,178       654,408
                       Freddie Mac.................................................    12,910       816,945
                       J.P. Morgan Chase & Co. ....................................    16,657       585,327
                       Insurance -- 1.7%
                       XL Capital, Ltd., Class A...................................     6,064       435,516
                                                                                                ------------
                                                                                                  4,867,737
                                                                                                ------------
                       HEALTHCARE -- 10.4%
                       Drugs -- 3.1%
                       Amgen, Inc.+................................................     7,050       562,237
                       Pfizer, Inc. ...............................................     9,205       243,933
                       Health Services -- 2.5%
                       Caremark Rx, Inc.+..........................................    15,000       668,700

                                                           ---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 4.8%
                       Baxter International, Inc. .................................    16,346   $   641,908
                       Medtronic, Inc. ............................................     5,060       272,936
                       Stryker Corp. ..............................................     6,520       352,667
                                                                                                ------------
                                                                                                  2,742,381
                                                                                                ------------
                       INDUSTRIAL & COMMERCIAL -- 12.6%
                       Aerospace & Military Technology -- 3.4%
                       General Dynamics Corp. .....................................     4,703       541,739
                       United Technologies Corp. ..................................     7,065       358,195
                       Business Services -- 4.4%
                       Cendant Corp. ..............................................    26,370       563,263
                       First Data Corp. ...........................................    14,320       589,125
                       Electrical Equipment -- 0.8%
                       American Standard Cos., Inc. ...............................     5,008       221,754
                       Machinery -- 4.0%
                       Tyco International, Ltd. ...................................    34,085     1,038,570
                                                                                                ------------
                                                                                                  3,312,646
                                                                                                ------------
                       INFORMATION & ENTERTAINMENT -- 12.1%
                       Broadcasting & Media -- 9.7%
                       McGraw-Hill Cos., Inc. .....................................    16,260       748,123
                       Time Warner, Inc.+..........................................    36,660       623,953
                       Univision Communications, Inc., Class A+....................    18,060       510,737
                       Viacom, Inc., Class B.......................................    17,191       575,726
                       Walt Disney Co. ............................................     3,931       100,791
                       Leisure & Tourism -- 2.4%
                       Harrah's Entertainment, Inc. ...............................     7,890       621,259
                                                                                                ------------
                                                                                                  3,180,589
                                                                                                ------------
                       INFORMATION TECHNOLOGY -- 18.9%
                       Communication Equipment -- 4.7%
                       American Tower Corp., Class A+..............................    14,310       328,844
                       QUALCOMM, Inc. .............................................    23,270       918,932
                       Computers & Business Equipment -- 3.3%
                       CDW Corp. ..................................................     3,512       217,744
                       Dell, Inc.+.................................................    15,810       639,830
                       Computer Software -- 6.3%
                       Activision, Inc.+...........................................       508        10,332
                       Electronic Arts, Inc.+......................................     6,160       354,816
                       Microsoft Corp. ............................................    31,780       813,886
                       Oracle Corp.+...............................................    34,729       471,620
                       Electronics -- 2.1%
                       Linear Technology Corp. ....................................    14,380       558,807
                       Internet Content -- 0.6%
                       Google, Inc., Class A+......................................       530       152,513
                       Telecommunications -- 1.9%
                       Cisco Systems, Inc.+........................................    16,240       310,996
                       SBC Communications, Inc. ...................................     8,175       199,879
                                                                                                ------------
                                                                                                  4,978,199
                                                                                                ------------

---------------------

                                                                                                   VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       MATERIALS -- 1.0%
                       Chemicals -- 1.0%
                       Dow Chemical Co. ...........................................     5,269   $   252,649
                                                                                                ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $22,780,651)....              25,941,375
                                                                                                ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.5%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.10% dated 07/29/05 to be repurchased
                         08/01/05 in the amount of $400,103 and collateralized by
                         $425,000 of United States Treasury Notes, bearing interest at 2.63% due 05/15/08 having an approximate value of
                         $411,801 (cost $400,000)..................................  $400,000        400,000
                                                                                                 ------------

                       TOTAL INVESTMENT --
                         (cost $23,180,651)@                           100.2%                        26,341,375
                       Liabilities in excess of other assets --         (0.2)                           (44,146)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $ 26,297,229
                                                                       ======                      =============

              -----------------------------
              + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Drugs........................................     10.2%
    Financial Services...........................      9.2
    Medical Products.............................      8.6
    Energy Services..............................      8.5
    Computers & Business Equipment...............      6.1
    Household Products...........................      5.4
    Retail.......................................      4.9
    Aerospace & Military Technology..............      4.4
    Food, Beverage & Tobacco.....................      4.4
    Machinery....................................      3.5
    Telecommunications...........................      3.5
    Banks........................................      3.4
    Chemicals....................................      3.4
    Computer Software............................      3.1
    Broadcasting & Media.........................      2.9
    Electronics..................................      2.9
    Energy Sources...............................      2.7
    Apparel & Textiles...........................      1.7
    Internet Content.............................      1.6
    Leisure & Tourism............................      1.6
    Business Services............................      1.5
    Telephone....................................      1.4
    Commercial Paper.............................      1.2
    Housing......................................      1.2
    Communication Equipment......................      0.8
    Internet Software............................      0.7
    Transportation...............................      0.7
                                                      -----
                                                      99.5%
                                                      =====

    * Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 98.3%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.8%
                       Apparel & Textiles -- 1.7%
                       Gap, Inc. ..................................................     123,230   $  2,601,385
                       Nike, Inc., Class B.........................................      25,000      2,095,000
                       Housing -- 1.2%
                       Masco Corp. ................................................      93,010      3,153,969
                       Retail -- 4.9%
                       Staples, Inc. ..............................................     135,750      3,091,028
                       Target Corp. ...............................................      78,720      4,624,800
                       TJX Cos., Inc. .............................................     127,890      3,006,694
                       Wal-Mart Stores, Inc. ......................................      55,920      2,759,652
                                                                                                  -------------
                                                                                                    21,332,528
                                                                                                  -------------
                       CONSUMER STAPLES -- 9.8%
                       Food, Beverage & Tobacco -- 4.4%
                       Altria Group, Inc. .........................................      61,360      4,108,666
                       Coca-Cola Co. ..............................................      31,300      1,369,688
                       Nestle SA...................................................       7,255      1,988,226
                       PepsiCo, Inc. ..............................................      84,082      4,584,991
                       Household Products -- 5.4%
                       Avon Products, Inc. ........................................      48,100      1,573,351
                       Colgate-Palmolive Co. ......................................      70,200      3,716,388
                       Procter & Gamble Co. .......................................      86,050      4,786,962
                       Reckitt & Benckiser, PLC+...................................     158,430      4,750,338
                                                                                                  -------------
                                                                                                    26,878,610
                                                                                                  -------------
                       ENERGY -- 11.2%
                       Energy Services -- 8.5%
                       BP, PLC ADR.................................................      48,960      3,225,485
                       EnCana Corp. ...............................................      62,920      2,601,742
                       Entergy Corp. ..............................................      11,100        865,134
                       Exelon Corp. ...............................................      52,010      2,783,575
                       Halliburton Co. ............................................      87,110      4,882,516
                       Noble Corp..................................................      77,080      5,178,234
                       Transocean, Inc.+...........................................      66,700      3,763,881
                       Energy Sources -- 2.7%
                       EOG Resources, Inc. ........................................      48,090      2,938,299
                       Total SA Sponsored ADR......................................      34,550      4,318,750
                                                                                                  -------------
                                                                                                    30,557,616
                                                                                                  -------------
                       FINANCE -- 12.6%
                       Banks -- 3.4%
                       Bank of America Corp. ......................................     103,960      4,532,656
                       Wells Fargo & Co. ..........................................      78,380      4,807,829
                       Financial Services -- 9.2%
                       American Express Co. .......................................      68,860      3,787,300
                       Citigroup, Inc. ............................................      58,533      2,546,186
                       Goldman Sachs Group, Inc. ..................................      43,190      4,642,061

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       J.P. Morgan Chase & Co. ....................................      97,490   $  3,425,799
                       Legg Mason, Inc. ...........................................      32,760      3,346,434
                       Lehman Brothers Holdings, Inc. .............................      33,620      3,534,471
                       SLM Corp. ..................................................      71,950      3,704,705
                                                                                                  -------------
                                                                                                    34,327,441
                                                                                                  -------------
                       HEALTHCARE -- 18.8%
                       Drugs -- 10.2%
                       Abbott Laboratories.........................................     112,030      5,223,959
                       Amgen, Inc.+................................................      71,440      5,697,340
                       Eli Lilly and Co. ..........................................      79,110      4,455,475
                       Gilead Sciences, Inc.+......................................      73,580      3,297,120
                       Roche Holding AG............................................      28,350      3,848,976
                       Wyeth.......................................................     118,320      5,413,140
                       Medical Products -- 8.6%
                       Boston Scientific Corp.+....................................      90,770      2,627,792
                       Genzyme Corp.+..............................................      39,630      2,948,868
                       Guidant Corp. ..............................................      25,980      1,787,424
                       Johnson & Johnson...........................................     120,550      7,710,378
                       Medtronic, Inc. ............................................      70,310      3,792,521
                       Synthes, Inc.+..............................................      13,850      1,501,035
                       Zimmer Holdings, Inc.+......................................      36,380      2,996,257
                                                                                                  -------------
                                                                                                    51,300,285
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 10.1%
                       Aerospace & Military Technology -- 4.4%
                       Lockheed Martin Corp. ......................................      86,740      5,412,576
                       United Technologies Corp. ..................................     129,580      6,569,706
                       Business Services -- 1.5%
                       Accenture, Ltd., Class A+...................................     109,200      2,734,368
                       Interpublic Group of Cos., Inc.+............................     110,810      1,385,125
                       Machinery -- 3.5%
                       Caterpillar, Inc. ..........................................      66,280      3,573,155
                       Illinois Tool Works, Inc. ..................................      13,890      1,189,678
                       Tyco International, Ltd. ...................................     153,460      4,675,926
                       Transportation -- 0.7%
                       FedEx Corp. ................................................      24,350      2,047,592
                                                                                                  -------------
                                                                                                    27,588,126
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 4.5%
                       Broadcasting & Media -- 2.9%
                       Univision Communications, Inc., Class A+....................      74,940      2,119,303
                       Viacom, Inc., Class B.......................................      80,850      2,707,667
                       Walt Disney Co. ............................................     121,610      3,118,080
                       Leisure & Tourism -- 1.6%
                       Carnival Corp. .............................................      59,580      3,121,992
                       Hilton Group, PLC...........................................     264,100      1,342,703
                                                                                                  -------------
                                                                                                    12,409,745
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 18.7%
                       Communication Equipment -- 0.8%
                       QUALCOMM, Inc. .............................................      57,510      2,271,070

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 6.1%
                       Apple Computer, Inc.+.......................................      54,470   $  2,323,145
                       Dell, Inc.+.................................................     133,410      5,399,103
                       EMC Corp.+..................................................     460,430      6,303,287
                       International Business Machines Corp. ......................      31,500      2,628,990
                       Computer Software -- 3.1%
                       Electronic Arts, Inc.+......................................      56,140      3,233,664
                       Oracle Corp.+...............................................     393,480      5,343,459
                       Electronics -- 2.9%
                       Analog Devices, Inc. .......................................      92,690      3,633,448
                       Samsung Electronics Co., Ltd. GDR+..........................       5,500      1,516,625
                       Texas Instruments, Inc. ....................................      31,570      1,002,663
                       Xilinx, Inc. ...............................................      59,020      1,673,217
                       Internet Content -- 1.6%
                       eBay, Inc.+.................................................      50,480      2,109,054
                       Yahoo!, Inc.+...............................................      66,900      2,230,446
                       Internet Software -- 0.7%
                       Symantec Corp.+.............................................      87,923      1,931,668
                       Telecommunications -- 3.5%
                       Amdocs, Ltd.+...............................................      69,550      2,064,939
                       Cisco Systems, Inc.+........................................     241,680      4,628,172
                       Vodafone Group, PLC Sponsored ADR...........................     109,885      2,838,330
                                                                                                  -------------
                                                                                                    51,131,280
                                                                                                  -------------
                       MATERIALS -- 3.4%
                       Chemicals -- 3.4%
                       Dow Chemical Co. ...........................................      59,690      2,862,136
                       Monsanto Co. ...............................................      50,930      3,431,154
                       Praxair, Inc. ..............................................      57,870      2,858,199
                                                                                                  -------------
                                                                                                     9,151,489
                                                                                                  -------------
                       UTILITIES -- 1.4%
                       Telephone -- 1.4%
                       Sprint Corp. (FON Group)....................................     146,025      3,928,072
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $232,159,012)...                268,605,192
                                                                                                  -------------

                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 1.2%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 1.2%
                       Cargill, Inc. 3.26% due 08/01/05 (cost $3,310,000)..........  $3,310,000      3,310,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $235,469,012)@                            99.5%                      271,915,192
                       Other assets less liabilities --                   0.5                         1,413,719
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $273,328,911
                                                                        ======                     =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services...........................      8.7%
    Computers & Business Equipment...............      7.6
    Medical Products.............................      7.6
    Retail.......................................      7.2
    Drugs........................................      6.3
    Computer Software............................      5.8
    Electronics..................................      5.5
    Leisure & Tourism............................      4.5
    Health Services..............................      4.4
    Aerospace & Military Technology..............      4.1
    Internet Content.............................      4.0
    Telecommunications...........................      3.9
    Insurance....................................      3.3
    Energy Services..............................      2.6
    Household Products...........................      2.6
    Energy Sources...............................      2.2
    Food, Beverage & Tobacco.....................      2.2
    Apparel & Textiles...........................      2.1
    Business Services............................      1.9
    Banks........................................      1.6
    Housing......................................      1.6
    Automotive...................................      1.5
    Machinery....................................      1.1
    Broadcasting & Media.........................      1.0
    Communication Equipment......................      1.0
    Internet Software............................      1.0
    Education....................................      0.9
    Metals & Minerals............................      0.7
    Repurchase Agreement.........................      0.7
    Transportation...............................      0.7
    Utilities....................................      0.5
    Forest Products..............................      0.3
                                                      -----
                                                      99.1%
                                                      =====

    *  Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 98.4%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 12.4%
                       Apparel & Textiles -- 2.1%
                       Abercrombie & Fitch Co., Class A............................      18,700   $  1,347,335
                       Coach, Inc.+................................................      44,500      1,562,395
                       Nike, Inc., Class B.........................................      13,100      1,097,780
                       Timberland Co., Class A+....................................      24,600        821,148
                       Automotive -- 1.5%
                       AutoZone, Inc.+.............................................       7,800        760,032
                       Cummins, Inc. ..............................................      10,000        854,400
                       Harley-Davidson, Inc. ......................................      34,900      1,856,331
                       Housing -- 1.6%
                       Lennar Corp., Class A.......................................      17,780      1,196,061
                       Masco Corp. ................................................      77,300      2,621,243
                       Retail -- 7.2%
                       Best Buy Co., Inc. .........................................      39,200      3,002,720
                       Home Depot, Inc. ...........................................     123,800      5,386,538
                       Lowe's Cos., Inc. ..........................................      65,200      4,317,544
                       Michaels Stores, Inc. ......................................      25,900      1,061,900
                       Staples, Inc. ..............................................     131,700      2,998,809
                                                                                                  -------------
                                                                                                    28,884,236
                                                                                                  -------------
                       CONSUMER STAPLES -- 4.8%
                       Food, Beverage & Tobacco -- 2.2%
                       Altria Group, Inc. .........................................      66,200      4,432,752
                       Wm. Wrigley Jr. Co. ........................................      11,800        839,452
                       Household Products -- 2.6%
                       Avon Products, Inc. ........................................      91,980      3,008,666
                       Gillette Co. ...............................................       3,400        182,478
                       Procter & Gamble Co. .......................................      48,800      2,714,744
                       Scotts Miracle-Gro Co., Class A.............................       1,480        116,032
                                                                                                  -------------
                                                                                                    11,294,124
                                                                                                  -------------
                       EDUCATION -- 0.9%
                       Education -- 0.9%
                       Apollo Group, Inc., Class A+................................      29,300      2,201,895
                                                                                                  -------------
                       ENERGY -- 4.8%
                       Energy Services -- 2.6%
                       Amerada Hess Corp. .........................................      17,900      2,109,694
                       Exxon Mobil Corp. ..........................................      34,400      2,021,000
                       Marathon Oil Corp. .........................................      34,400      2,007,584
                       Energy Sources -- 2.2%
                       Apache Corp. ...............................................      20,300      1,388,520
                       Canadian Natural Resources Ltd..............................      29,100      1,209,978
                       Valero Energy Corp. ........................................      30,300      2,508,234
                                                                                                  -------------
                                                                                                    11,245,010
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 13.6%
                       Banks -- 1.6%
                       Commerce Bancorp, Inc. .....................................     108,800   $  3,691,584
                       Financial Services -- 8.7%
                       Bear Stearns Cos., Inc. ....................................      21,000      2,144,310
                       Capital One Financial Corp. ................................      48,100      3,968,250
                       Chicago Merchantile Exchange Holdings, Inc. ................       4,600      1,384,830
                       Countrywide Financial Corp. ................................     107,300      3,862,800
                       Fannie Mae..................................................      43,600      2,435,496
                       Lehman Brothers Holdings, Inc. .............................      25,110      2,639,814
                       Moody's Corp. ..............................................      26,700      1,263,177
                       NVR, Inc.+..................................................       2,800      2,626,400
                       Insurance -- 3.3%
                       ACE, Ltd. ..................................................      30,100      1,390,921
                       American International Group, Inc.#.........................      64,200      3,864,840
                       Everest Reinsurance Group, Ltd. ............................      10,600      1,032,440
                       Hartford Financial Services Group, Inc. ....................      17,400      1,401,918
                                                                                                  -------------
                                                                                                    31,706,780
                                                                                                  -------------
                       HEALTHCARE -- 18.3%
                       Drugs -- 6.3%
                       AmerisourceBergen Corp. ....................................      14,100      1,012,239
                       Amgen, Inc.+................................................      74,800      5,965,300
                       Cardinal Health, Inc. ......................................      42,900      2,555,982
                       Express Scripts, Inc.+......................................      35,500      1,856,650
                       Pfizer, Inc. ...............................................      82,000      2,173,000
                       Teva Pharmaceutical Industries, Ltd. Sponsored ADR..........      37,000      1,161,800
                       Health Services -- 4.4%
                       HCA, Inc. ..................................................      40,400      1,989,700
                       Health Management Assoc., Inc., Class A.....................      35,900        854,420
                       Medco Health Solutions, Inc.+...............................      28,000      1,356,320
                       UnitedHealth Group, Inc. ...................................     116,500      6,092,950
                       Medical Products -- 7.6%
                       Becton Dickinson & Co. .....................................      44,200      2,447,354
                       Biogen Idec, Inc.+..........................................      26,200      1,029,398
                       Edwards Lifesciences Corp.+.................................      22,300      1,022,901
                       Genentech, Inc.+............................................      11,300      1,009,429
                       Genzyme Corp.+..............................................      18,500      1,376,585
                       Johnson & Johnson...........................................     142,500      9,114,300
                       St. Jude Medical, Inc.+.....................................      33,700      1,597,717
                                                                                                  -------------
                                                                                                    42,616,045
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 7.8%
                       Aerospace & Military Technology -- 4.1%
                       L-3 Communications Holdings, Inc. ..........................      25,800      2,018,334
                       Lockheed Martin Corp. ......................................      48,500      3,026,400
                       United Technologies Corp. ..................................      90,400      4,583,280
                       Business Services -- 1.9%
                       Cendant Corp. ..............................................      73,800      1,576,368
                       Fiserv, Inc.+...............................................      26,500      1,175,805
                       Paychex, Inc. ..............................................      30,600      1,068,246
                       PerkinElmer, Inc. ..........................................      32,100        673,458
                       Machinery -- 1.1%
                       Parker-Hannifin Corp. ......................................      18,500      1,215,820
                       Tyco International, Ltd. ...................................      46,000      1,401,620

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 0.7%
                       Norfolk Southern Corp. .....................................      40,200   $  1,495,842
                                                                                                  -------------
                                                                                                    18,235,173
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 5.5%
                       Broadcasting & Media -- 1.0%
                       Comcast Corp., Special Class A+.............................      72,500      2,175,000
                       Leisure & Tourism -- 4.5%
                       Las Vegas Sands Corp.+......................................      29,900      1,202,578
                       McDonald's Corp. ...........................................      66,600      2,075,922
                       Royal Caribbean Cruises, Ltd. ..............................      41,500      1,886,175
                       Southwest Airlines Co. .....................................     101,500      1,440,285
                       Starbucks Corp.+............................................      25,300      1,329,515
                       Yum! Brands, Inc. ..........................................      50,000      2,617,500
                                                                                                  -------------
                                                                                                    12,726,975
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 28.8%
                       Communication Equipment -- 1.0%
                       QUALCOMM, Inc. .............................................      58,600      2,314,114
                       Computers & Business Equipment -- 7.6%
                       Apple Computer, Inc.+.......................................      88,600      3,778,790
                       Dell, Inc.+.................................................     198,100      8,017,107
                       EMC Corp.+..................................................     328,800      4,501,272
                       SanDisk Corp.+..............................................      21,100        713,602
                       Xerox Corp.+................................................      60,600        800,526
                       Computer Software -- 5.8%
                       Adobe Systems, Inc. ........................................      84,700      2,510,508
                       Autodesk, Inc. .............................................      28,954        989,937
                       Citrix Systems, Inc.+.......................................      37,900        903,157
                       Fair Issac Corp. ...........................................      14,600        549,398
                       McAfee, Inc.+...............................................      31,900      1,001,660
                       Mercury Interactive Corp.+..................................      28,400      1,118,108
                       Microsoft Corp. ............................................     118,600      3,037,346
                       Oracle Corp.+...............................................     259,900      3,529,442
                       Electronics -- 5.5%
                       Amphenol Corp., Class A.....................................      17,800        792,812
                       Applied Materials, Inc.+....................................     103,800      1,916,148
                       Freescale Semiconductor, Inc., Class B+.....................      48,100      1,238,575
                       Intel Corp. ................................................     240,000      6,513,600
                       Texas Instruments, Inc. ....................................      72,400      2,299,424
                       Internet Content -- 4.0%
                       eBay, Inc.+.................................................     113,000      4,721,140
                       Google, Inc., Class A+......................................       3,800      1,093,488
                       Yahoo!, Inc.+...............................................     104,200      3,474,028
                       Internet Software -- 1.0%
                       Symantec Corp.+.............................................     107,300      2,357,381
                       Telecommunications -- 3.9%
                       Cisco Systems, Inc.+........................................     412,700      7,903,205
                       Nextel Communications, Inc., Class A+.......................      36,800      1,280,640
                                                                                                  -------------
                                                                                                    67,355,408
                                                                                                  -------------
                       MATERIALS -- 1.0%
                       Forest Products -- 0.3%
                       Sealed Air Corp.+...........................................      15,300        811,818

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 0.7%
                       Rio Tinto, PLC(1)...........................................      24,600   $    817,328
                       United States Steel Corp. ..................................      18,400        784,760
                                                                                                  -------------
                                                                                                     2,413,906
                                                                                                  -------------
                       UTILITIES -- 0.5%
                       Electric Utilities -- 0.5%
                       AES Corp.+..................................................      66,400      1,065,720
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $203,209,497)...                229,745,272
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.7%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America NA, bearing interest at 3.27%
                         dated 07/29/05 to be repurchased 08/01/05 in the amount of
                         $1,633,445 and collateralized by $1,670,000 Federal
                         National Mtg. Disc. Notes 3.17% due 08/02/05 and having an
                         approximate value of $1,669,856 (cost $1,633,000).........  $1,633,000      1,633,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $204,842,497)@                            99.1%                    231,378,272
                       Other assets less liabilities --                   0.9                       2,167,901
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $233,546,173
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
               # Security represents an investment in an affiliated company; see Note 8.
              ADR -- American Depository Receipt
              (1) Security was valued using fair value procedures at July 31,
                  2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Medical Products............................    9.9%
    Electronics.................................    7.3
    Retail......................................    6.7
    Drugs.......................................    6.5
    Financial Services..........................    6.0
    Aerospace & Military Technology.............    5.8
    Apparel & Textiles..........................    5.6
    Leisure & Tourism...........................    5.5
    Food, Beverage & Tobacco....................    4.8
    Computer Software...........................    4.6
    Health Services.............................    4.5
    Machinery...................................    4.2
    Multi-Industry..............................    4.0
    Computers & Business Equipment..............    3.7
    Energy Services.............................    3.2
    Telecommunications..........................    3.1
    Communication Equipment.....................    2.9
    Household Products..........................    2.2
    Internet Software...........................    2.2
    Repurchase Agreement........................    2.2
    Broadcasting & Media........................    2.1
    Internet Content............................    1.9
    Housing.....................................    1.1
    Telephone...................................    1.1
                                                  ------
                                                  101.1%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.  INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 98.9%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 13.4%
                       Apparel & Textiles -- 5.6%
                       Coach, Inc.+................................................      16,000   $   561,760
                       Coldwater Creek, Inc. ......................................      15,800       437,502
                       Nike, Inc., Class B.........................................      18,000     1,508,400
                       Urban Outfitters, Inc.+ ....................................       6,000       364,260
                       Housing -- 1.1%
                       Pulte Homes, Inc. ..........................................       6,000       561,720
                       Retail -- 6.7%
                       Home Depot, Inc. ...........................................      27,000     1,174,770
                       Wal-Mart Stores, Inc. ......................................      21,300     1,051,155
                       Walgreen Co.+...............................................      12,000       574,320
                       Williams-Sonoma, Inc.+......................................      14,000       618,240
                                                                                                  ------------
                                                                                                    6,852,127
                                                                                                  ------------
                       CONSUMER STAPLES -- 7.0%
                       Food, Beverage & Tobacco -- 4.8%
                       Altria Group, Inc. .........................................       9,000       602,640
                       Coca-Cola Co. ..............................................      21,000       918,960
                       PepsiCo, Inc. ..............................................      17,000       927,010
                       Household Products -- 2.2%
                       Procter & Gamble Co. .......................................      20,000     1,112,600
                                                                                                  ------------
                                                                                                    3,561,210
                                                                                                  ------------
                       ENERGY -- 3.2%
                       Energy Services -- 3.2%
                       ChevronTexaco Corp. ........................................      10,000       580,100
                       Transocean, Inc.+...........................................      19,000     1,072,170
                                                                                                  ------------
                                                                                                    1,652,270
                                                                                                  ------------
                       FINANCE -- 6.0%
                       Financial Services -- 6.0%
                       American Express Co. .......................................      10,100       555,500
                       Capital One Financial Corp. ................................      14,000     1,155,000
                       Goldman Sachs Group, Inc. ..................................       5,500       591,140
                       Merrill Lynch & Co., Inc. ..................................      13,000       764,140
                                                                                                  ------------
                                                                                                    3,065,780
                                                                                                  ------------
                       HEALTHCARE -- 20.9%
                       Drugs -- 6.5%
                       Abbott Laboratories.........................................      18,000       839,340
                       Amgen, Inc.+................................................      13,000     1,036,750
                       Gilead Sciences, Inc.+......................................      11,000       492,910
                       Schering-Plough Corp. ......................................      45,000       936,900
                       Health Services -- 4.5%
                       Pacificare Health Systems, Inc.+............................       8,000       609,600
                       UnitedHealth Group, Inc. ...................................      16,000       836,800
                       Wellpoint, Inc.+............................................      12,000       848,880

---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 9.9%
                       Genentech, Inc.+............................................      14,000   $ 1,250,620
                       Genzyme Corp.+..............................................      13,000       967,330
                       Johnson & Johnson...........................................      18,000     1,151,280
                       Medtronic, Inc. ............................................      15,500       836,070
                       Zimmer Holdings, Inc.+......................................      10,000       823,600
                                                                                                  ------------
                                                                                                   10,630,080
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 14.0%
                       Aerospace & Military Technology -- 5.8%
                       Ametek, Inc. ...............................................      19,200       791,040
                       Goodrich Corp. .............................................      17,000       752,080
                       L-3 Communications Holdings, Inc. ..........................       8,000       625,840
                       United Technologies Corp. ..................................      15,000       760,500
                       Machinery -- 4.2%
                       Danaher Corp. ..............................................      18,000       998,100
                       Dover Corp. ................................................      14,000       577,640
                       ITT Industries, Inc. .......................................       5,500       585,200
                       Multi-Industry -- 4.0%
                       General Electric Co. .......................................      59,000     2,035,500
                                                                                                  ------------
                                                                                                    7,125,900
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 7.6%
                       Broadcasting & Media -- 2.1%
                       News Corp. .................................................      65,000     1,064,700
                       Leisure & Tourism -- 5.5%
                       Carnival Corp. .............................................      21,000     1,100,400
                       Harrah's Entertainment, Inc.+...............................       8,000       629,920
                       Hilton Hotels Corp. ........................................      30,000       742,500
                       Royal Caribbean Cruises, Ltd. ..............................       8,000       363,600
                                                                                                  ------------
                                                                                                    3,901,120
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 25.7%
                       Communication Equipment -- 2.9%
                       Motorola, Inc. .............................................      40,000       847,200
                       QUALCOMM, Inc. .............................................      16,000       631,840
                       Computers & Business Equipment -- 3.7%
                       Dell, Inc.+.................................................      27,600     1,116,972
                       EMC Corp.+..................................................      55,000       752,950
                       Computer Software -- 4.6%
                       Microsoft Corp. ............................................      59,000     1,510,990
                       Oracle Corp.+...............................................      60,000       814,800
                       Electronics -- 7.3%
                       Analog Devices, Inc.+.......................................      13,700       537,040
                       Intel Corp. ................................................      70,000     1,899,800
                       National Semiconductor Corp. ...............................      24,000       593,040
                       Texas Instruments, Inc. ....................................      22,000       698,720
                       Internet Content -- 2.2%
                       eBay, Inc.+.................................................      15,000       626,700
                       Yahoo!, Inc.+...............................................      15,000       500,100
                       Internet Software -- 1.9%
                       Symantec Corp.+.............................................      45,000       988,650

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 3.1%
                       Cisco Systems, Inc.+........................................      48,000   $   919,200
                       Corning, Inc.+..............................................      35,000       666,750
                                                                                                  ------------
                                                                                                   13,104,752
                                                                                                  ------------
                       UTILITIES -- 1.1%
                       Telephone -- 1.1%
                       Sprint Corp. ...............................................      20,000       538,000
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $46,207,071)....                50,431,239
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.2%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $1,116,000).........................................  $1,116,000     1,116,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $47,323,071)@                             101.1%                    51,547,239
                       Liabilities in excess of other assets --           (1.1)                      (570,702)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $50,976,537
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers, L.P. (dba Davis Advisors)
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Real Estate Investment Trusts...............   94.2%
    Multi-Industry..............................    3.5
    Real Estate Companies.......................    1.3
    Housing.....................................    1.0
                                                  ------
                                                  100.0%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers, L.P. (dba Davis Advisors)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 96.1%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.0%
                       Housing -- 1.0%
                       WCI Communities, Inc.+......................................      74,000   $  2,513,040
                                                                                                  -------------
                       REAL ESTATE -- 95.1%
                       Real Estate Companies -- 1.3%
                       Derwent Valley Holdings, PLC................................      56,814      1,216,255
                       Hammerson, PLC..............................................      71,100      1,068,235
                       Slough Estates, PLC.........................................     121,729      1,141,299
                       Real Estate Investment Trusts -- 93.8%
                       Alexandria Real Estate Equities, Inc. ......................     112,900      9,082,805
                       AMB Property Corp. .........................................      43,100      1,982,169
                       American Campus Communities, Inc. ..........................      55,100      1,380,255
                       Archstone-Smith Trust.......................................     125,200      5,321,000
                       Arden Realty Group, Inc. ...................................     155,900      6,225,087
                       Boston Properties, Inc. ....................................      90,500      6,891,575
                       Brandywine Realty Trust.....................................     224,300      7,267,320
                       Brixton PLC.................................................     551,721      3,425,945
                       Camden Property Trust.......................................      81,900      4,527,432
                       Capital Automotive Reit.....................................     220,500      8,659,035
                       CarrAmerica Realty Corp. ...................................     183,700      7,134,908
                       CenterPoint Properties Corp. ...............................     353,900     15,522,054
                       Columbia Equity Trust, Inc.+................................     148,200      2,308,956
                       Corporate Office Properties Trust...........................     246,700      8,306,389
                       Cousins Properties, Inc. ...................................     236,300      7,703,380
                       Developers Diversified Realty Corp. ........................     190,286      9,261,220
                       Duke Realty Corp. ..........................................     207,800      7,056,888
                       Essex Property Trust, Inc. .................................      91,700      8,423,562
                       Forest City Enterprises, Inc., Class A......................     274,000      9,861,260
                       General Growth Properties, Inc. ............................     204,952      9,423,693
                       Gramercy Capital Corp. .....................................     153,000      4,045,320
                       iStar Financial, Inc. ......................................      52,500      2,246,475
                       Kilroy Realty Corp. ........................................     140,600      7,325,260
                       Kimco Realty Corp. .........................................     121,850      8,000,671
                       Liberty International, PLC..................................     190,000      3,214,701
                       Mills Corp. ................................................     100,800      6,558,048
                       Pan Pacific Retail Properties, Inc. ........................     107,900      7,500,129
                       ProLogis....................................................     226,100     10,301,116
                       Regency Centers Corp. ......................................     123,600      7,626,120
                       Simon Property Group, Inc. .................................      74,000      5,900,760
                       SL Green Realty Corp. ......................................     152,210     10,609,037
                       United Dominion Realty Trust, Inc. .........................     308,100      7,841,145
                       Ventas, Inc. ...............................................     149,700      4,833,813
                       Vornado Realty Trust........................................     106,594      9,448,492
                                                                                                  -------------
                                                                                                   238,641,809
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $157,443,138)......................                241,154,849
                                                                                                  -------------

---------------------

                                                                                                      VALUE
                       PREFERRED STOCK -- 0.4%                                         SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       Equity Residential, Series C 9.13%..........................       4,300   $    112,746
                       Equity Residential, Series D 8.60%..........................      10,000        268,500
                       Equity Residential, Series E 7.00% (Convertible)............      13,600        613,632
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $775,908).......................                    994,878
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $158,219,046)...                242,149,727
                                                                                                  -------------

                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 3.5%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 3.5%
                       Greenwich Capital Holdings 3.28% due 08/01/05 (cost
                         $8,733,000)...............................................  $8,733,000      8,733,000
                                                                                                  -------------

                       TOTAL INVESTMENTS -- (cost $166,952,046)@        100.0%                      250,882,727
                       Other assets less liabilities --                   0.0                            98,240
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $250,980,967
                                                                        ======                     =============

              -----------------------------
               + Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                          ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Machinery...................................       9.7%
    Metals & Minerals...........................       8.1
    Insurance...................................       7.6
    Retail......................................       7.6
    Transportation..............................       7.3
    Apparel & Textiles..........................       5.5
    Leisure & Tourism...........................       5.5
    Energy Services.............................       5.2
    Housing.....................................       5.1
    Chemicals...................................       4.8
    Business Services...........................       3.1
    U.S. Government Agencies....................       3.0
    Automotive..................................       2.7
    Electric Utilities..........................       2.3
    Medical Products............................       2.3
    Multi Industry..............................       2.2
    Electrical Equipment........................       1.8
    Household Products..........................       1.7
    Drugs.......................................       1.6
    Food, Beverages, & Textiles.................       1.6
    Computer Services...........................       1.5
    Electronics.................................       1.4
    Gas & Pipelines Utilities...................       1.4
    Banks.......................................       1.3
    Financial Services..........................       1.3
    Real Estate Trusts..........................       1.3
    Internet Content............................       1.2
    Forest Products.............................       1.0
    Computer & Business Equipment...............       0.7
    Manufacturing...............................       0.3
                                                     ------
                                                     100.1%
                                                     ======

    *  Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                    VALUE
                       COMMON STOCK -- 97.1%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 20.9%
                       Apparel & Textiles -- 5.5%
                       American Eagle Outfitters, Inc.+............................       900    $    29,655
                       Brown Shoe Co., Inc. .......................................     4,000        157,800
                       Gymboree Corp.+.............................................     6,200        104,656
                       Men's Wearhouse, Inc.+......................................     3,150        113,274
                       Russell Corp. ..............................................     3,900         73,788
                       Timberland Co., Class A+....................................     2,800         93,464
                       Automotive -- 2.7%
                       Monaco Coach Corp. .........................................     7,300        127,750
                       Superior Industries International, Inc. ....................     4,000         93,360
                       Wabash National Corp. ......................................     3,100         66,681
                       Housing -- 5.1%
                       American Woodmark Corp. ....................................     1,200         42,252
                       Ethan Allen Interiors, Inc. ................................     1,000         33,000
                       La-Z-Boy, Inc. .............................................     6,000         80,220
                       Schottenstein Homes, Inc. ..................................     2,200        131,164
                       York International Corp. ...................................     5,700        243,561
                       Retail -- 7.6%
                       Bassett Furniture Industries, Inc. .........................     1,400         27,370
                       Casey's General Stores, Inc. ...............................     4,500         97,920
                       Christopher & Banks Corp. ..................................     6,200        117,180
                       Dillard's, Inc., Class A....................................     3,200         73,152
                       Hooker Furniture Corp. .....................................     2,400         42,912
                       Hot Topic, Inc.+............................................     4,600         78,384
                       Linens 'n Things, Inc.+.....................................     3,900        102,375
                       Mine Safety Appliances Co. .................................       900         44,010
                       Pier 1 Imports, Inc. .......................................     7,500        106,650
                       Regis Corp. ................................................     1,600         66,816
                       Zale Corp.+.................................................     1,300         44,200
                                                                                                 ------------
                                                                                                   2,191,594
                                                                                                 ------------
                       CONSUMER STAPLES -- 3.3%
                       Food, Beverage & Tobacco -- 1.6%
                       Bunge, Ltd. ................................................     2,700        165,753
                       Household Products -- 1.7%
                       AptarGroup, Inc. ...........................................     1,800         89,730
                       Russ Berrie & Co., Inc. ....................................     6,000         96,000
                                                                                                 ------------
                                                                                                     351,483
                                                                                                 ------------
                       ENERGY -- 6.5%
                       Energy Services -- 5.2%
                       Atwood Oceanics, Inc.+......................................       900         61,353
                       CONSOL Energy, Inc. ........................................     2,200        148,192
                       Oil States International, Inc.+.............................     2,800         82,824
                       Rowan Cos., Inc. ...........................................     3,200        109,312
                       Shaw Group, Inc.+...........................................     2,900         55,448
                       Sierra Pacific Resources+...................................     6,500         84,370

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 1.3%
                       Lone Star Technologies, Inc.+...............................     2,700    $   137,781
                                                                                                 ------------
                                                                                                     679,280
                                                                                                 ------------
                       FINANCE -- 8.9%
                       Banks -- 1.3%
                       Chemical Financial Corp. ...................................       105          3,507
                       First Indiana Corp. ........................................     1,000         32,330
                       Hancock Holding Co. ........................................       300         11,271
                       Peoples Bancorp Inc. .......................................     3,100         89,745
                       Insurance -- 7.6%
                       American National Insurance Co. ............................     1,200        138,204
                       Arthur J. Gallagher & Co. ..................................     3,400         94,826
                       Aspen Insurance Holdings, Ltd. .............................     1,600         45,456
                       Harleysville Group, Inc. ...................................       500         11,025
                       Montpelier Re Holdings, Ltd. ...............................     6,100        219,112
                       National Financial Partners Corp. ..........................       100          4,525
                       PMI Group, Inc. ............................................     1,500         61,425
                       Presidential Life Corp. ....................................     1,700         31,306
                       Protective Life Corp. ......................................     1,800         78,408
                       RLI Corp. ..................................................     1,700         80,920
                       StanCorp Financial Group, Inc. .............................       300         25,902
                                                                                                 ------------
                                                                                                     927,962
                                                                                                 ------------
                       HEALTHCARE -- 3.9%
                       Drugs -- 1.6%
                       NBTY, Inc. .................................................     2,300         55,660
                       Pharmaceutical Product Development, Inc.+...................     2,000        114,460
                       Medical Products -- 2.3%
                       Adams Respiratory Therapeutics, Inc. .......................       300          8,850
                       Steris Corp.+...............................................     4,500        122,265
                       West Pharmaceutical Services, Inc. .........................     4,000        110,040
                                                                                                 ------------
                                                                                                     411,275
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 24.4%
                       Business Services -- 3.1%
                       ABM Industries, Inc. .......................................     2,200         43,120
                       Emcor Group, Inc.+..........................................     1,800         92,700
                       Genlyte Group, Inc.+........................................     1,600         82,208
                       Hughes Supply, Inc. ........................................     3,000         85,260
                       Nordson Corp. ..............................................       800         26,696
                       Electrical Equipment -- 1.8%
                       Mettler Toledo International, Inc.+.........................     3,100        162,750
                       Powell Industries, Inc.+....................................     1,200         27,888
                       Machinery -- 9.7%
                       A.O. Smith Corp. ...........................................       600         16,200
                       Briggs & Stratton Corp. ....................................     4,200        156,954
                       CNH Global NV...............................................     4,500         94,365
                       Graco, Inc. ................................................     4,300        164,389
                       JLG Industries, Inc. .......................................     4,500        141,030
                       Kennametal, Inc. ...........................................     3,100        147,343
                       Mueller Industries, Inc. ...................................     5,400        158,112
                       Stewart & Stevenson Services................................       900         20,835
                       Teleflex, Inc. .............................................     1,700        112,761
                       Manufacturing -- 0.3%
                       Carlisle Cos., Inc. ........................................       500         32,930

---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry -- 2.2%
                       Lancaster Colony Corp. .....................................       600    $    26,538
                       Roper Industries, Inc. .....................................     2,700        207,225
                       Transportation -- 7.3%
                       Genesee & Wyoming, Inc. ....................................       100          3,027
                       Kansas City Southern Industries, Inc.+......................     5,300        119,568
                       Offshore Logistics, Inc.+...................................     1,500         54,000
                       OMI Corp. ..................................................     4,000         72,120
                       Overseas Shipholding Group..................................     1,300         80,665
                       Teekay Shipping Corp. ......................................     3,000        138,030
                       Thor Industries, Inc. ......................................     4,200        150,360
                       West Marine, Inc.+..........................................     7,100        142,426
                                                                                                 ------------
                                                                                                   2,559,500
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 5.5%
                       Leisure & Tourism -- 5.5%
                       Aztar Corp.+................................................     4,000        133,120
                       Dollar Thrifty Automotive Group, Inc.+......................     2,000         62,600
                       Intrawest Corp. ............................................     4,000         98,080
                       La Quinta Corp.+............................................    10,800         97,200
                       SkyWest, Inc. ..............................................     9,200        190,900
                                                                                                 ------------
                                                                                                     581,900
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 4.8%
                       Computers & Business Equipment -- 0.7%
                       Diebold, Inc. ..............................................     1,500         74,520
                       Computer Services -- 1.5%
                       Reynolds & Reynolds Co., Class A............................     5,500        153,890
                       Electronics -- 1.4%
                       Cohu, Inc. .................................................     1,700         41,837
                       Omnivision Technologies, Inc.+..............................     7,600        107,388
                       Internet Content -- 1.2%
                       Avocent Corp.+..............................................     3,500        122,010
                                                                                                 ------------
                                                                                                     499,645
                                                                                                 ------------
                       MATERIALS -- 13.9%
                       Chemicals -- 4.8%
                       Airgas, Inc. ...............................................     1,600         47,200
                       Apogee Enterprises, Inc. ...................................     3,600         56,916
                       Cabot Corp. ................................................     4,100        141,819
                       RPM International, Inc. ....................................     9,000        168,750
                       Westlake Chemical Corp. ....................................     2,700         85,374
                       Forest Products -- 1.0%
                       Glatfelter..................................................     5,600         71,400
                       Mercer International, Inc. .................................     5,400         39,960
                       Metals & Minerals -- 8.1%
                       Arch Coal, Inc. ............................................     2,400        136,608
                       CIRCOR International, Inc. .................................     2,900         80,765
                       Gibraltar Industries, Inc. .................................     3,300         79,101
                       Global Industries, Inc.+....................................     7,000         68,670
                       Reliance Steel & Aluminum Co. ..............................     4,700        219,584
                       Steel Dynamics, Inc.+.......................................     4,300        138,288
                       Timken Co. .................................................     1,600         42,352
                       United States Steel Corp. ..................................     1,900         81,035
                                                                                                 ------------
                                                                                                   1,457,822
                                                                                                 ------------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       REAL ESTATE -- 1.3%
                       Real Estate Investment Trusts -- 1.3%
                       Arbor Reality Trust, Inc. ..................................     4,300    $   132,440
                                                                                                 ------------
                       UTILITIES -- 3.7%
                       Electric Utilities -- 2.3%
                       Peabody Energy Corp. .......................................     3,600        236,664
                       Gas & Pipeline Utilities -- 1.4%
                       Tidewater, Inc. ............................................     1,500         60,555
                       Watts Industries, Inc., Class A.............................     2,400         87,600
                                                                                                 ------------
                                                                                                     384,819
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $6,976,195).....               10,177,720
                                                                                                 ------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 3.0%                       AMOUNT
                       --------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 3.0%
                       Federal Home Loan Bank Consolidated Disc. Notes 3.00% due
                         08/01/05
                         (cost $311,000)...........................................  $311,000        311,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $7,287,195)@                                100.1%                     10,488,720
                       Liabilities in excess of other assets --             (0.1)                        (11,934)
                                                                           ------                    ------------
                       NET ASSETS --                                       100.0%                    $10,476,786
                                                                           ======                    ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Electronics.................................      12.7%
    Medical Products............................      11.5
    Business Services...........................       9.7
    Drugs.......................................       7.3
    Retail......................................       6.3
    Telecommunications..........................       4.9
    Financial Services..........................       4.7
    Leisure & Tourism...........................       4.4
    Internet Software...........................       4.3
    Computer Software...........................       4.0
    Broadcasting & Media........................       3.7
    Energy Services.............................       3.7
    Communication Equipment.....................       2.6
    Commercial Paper............................       2.2
    Chemicals...................................       2.1
    Computers & Business Equipment..............       2.0
    Education...................................       1.9
    Health Services.............................       1.5
    Machinery...................................       1.5
    Multi-Industry..............................       1.4
    Entertainment Products......................       1.2
    Energy Sources..............................       1.0
    Electrical Equipment........................       0.9
    Household Products..........................       0.9
    Insurance...................................       0.8
    Apparel & Textiles..........................       0.6
    Banks.......................................       0.6
    Transportation..............................       0.6
    Food, Beverage & Tobacco....................       0.5
    Housing.....................................       0.5
    Metals & Minerals...........................       0.3
                                                     ------
                                                     100.3%
                                                     ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 98.1%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.4%
                       Apparel & Textiles -- 0.6%
                       Aeropostale Inc.............................................      49,500   $  1,477,575
                       Housing -- 0.5%
                       Masco Corp. ................................................      37,090      1,257,722
                       Retail -- 6.3%
                       99 Cents Only Stores+.......................................      92,900      1,139,883
                       Bed Bath & Beyond, Inc.+....................................      83,800      3,846,420
                       Family Dollar Stores, Inc. .................................      78,320      2,020,656
                       Kohl's Corp.+...............................................      36,960      2,082,696
                       Petco Animal Supplies, Inc. ................................      66,300      1,847,781
                       PetSmart, Inc. .............................................      91,030      2,708,142
                       TJX Cos., Inc. .............................................     134,680      3,166,327
                                                                                                  -------------
                                                                                                    19,547,202
                                                                                                  -------------
                       CONSUMER STAPLES -- 1.4%
                       Food, Beverage & Tobacco -- 0.5%
                       RARE Hospitality International, Inc.........................      41,100      1,280,676
                       Household Products -- 0.9%
                       Avon Products, Inc. ........................................      47,210      1,544,239
                       Tempur-Pedic International Inc..............................      48,390        832,792
                                                                                                  -------------
                                                                                                     3,657,707
                                                                                                  -------------
                       EDUCATION -- 1.9%
                       Education -- 1.9%
                       Apollo Group, Inc.+.........................................      47,280      3,553,092
                       Career Education Corp.+.....................................      35,980      1,395,664
                                                                                                  -------------
                                                                                                     4,948,756
                                                                                                  -------------
                       ENERGY -- 4.7%
                       Energy Services -- 3.7%
                       BJ Services Co. ............................................      43,320      2,642,087
                       ENSCO International, Inc. ..................................      33,100      1,336,578
                       GlobalSantaFe Corp. ........................................      62,440      2,809,176
                       National-Oilwell, Inc.+.....................................      55,390      2,899,666
                       Energy Sources -- 1.0%
                       Smith International, Inc.+..................................      38,710      2,629,958
                                                                                                  -------------
                                                                                                    12,317,465
                                                                                                  -------------
                       FINANCE -- 6.1%
                       Banks -- 0.6%
                       Investors Financial Services Corp. .........................      46,800      1,610,856
                       Financial Services -- 4.7%
                       Chicago Merchantile Exchange................................       9,000      2,709,450
                       Franklin Resources, Inc. ...................................      23,420      1,892,804
                       Legg Mason, Inc. ...........................................      48,520      4,956,318
                       SLM Corp. ..................................................      53,560      2,757,805

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 0.8%
                       Genworth Financial, Inc. ...................................      68,510   $  2,148,474
                                                                                                  -------------
                                                                                                    16,075,707
                                                                                                  -------------
                       HEALTHCARE -- 20.3%
                       Drugs -- 7.3%
                       Allergan, Inc. .............................................      37,480      3,349,588
                       Endo Pharmaceuticals Holdings, Inc.+........................      85,610      2,436,461
                       Gilead Sciences, Inc.+......................................     106,860      4,788,396
                       Imclone Systems, Inc.+......................................      54,500      1,891,150
                       Medicis Pharmaceutical Corp., Class A.......................     154,020      5,224,358
                       Teva Pharmaceutical Industries, Ltd. ADR....................      54,020      1,696,228
                       Health Services -- 1.5%
                       Community Health Systems, Inc.+.............................      71,900      2,776,059
                       LifePoint Hospitals, Inc. ..................................      26,532      1,240,636
                       Medical Products -- 11.5%
                       Biogen Idec, Inc.+..........................................      36,030      1,415,619
                       C.R. Bard, Inc. ............................................      39,910      2,665,589
                       Cytyc Corp.+................................................     216,040      5,392,358
                       DENTSPLY International, Inc. ...............................      70,520      3,931,490
                       Fisher Scientific International, Inc.+......................      45,470      3,048,763
                       Gen-Probe, Inc.+............................................      40,910      1,803,722
                       Genzyme Corp.+..............................................      55,800      4,152,078
                       Human Genome Sciences, Inc.+................................      47,200        691,480
                       MedImmune, Inc.+............................................      70,050      1,990,121
                       St. Jude Medical, Inc.+.....................................      83,770      3,971,536
                       Thoratec Corp.+.............................................      76,250      1,259,650
                                                                                                  -------------
                                                                                                    53,725,282
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 14.1%
                       Business Services -- 9.7%
                       Alliance Data Systems Corp.+................................      75,200      3,201,264
                       Corporate Executive Board Co. ..............................      56,800      4,582,624
                       FLIR Systems, Inc.+.........................................      46,150      1,517,873
                       Getty Images, Inc.+.........................................      72,300      5,838,225
                       Hewitt Assocs, Inc. ........................................      80,970      2,246,917
                       Interpublic Group of Cos., Inc.+............................     207,590      2,594,875
                       Monster Worldwide, Inc.+....................................      76,080      2,310,550
                       Paychex, Inc. ..............................................      37,700      1,316,107
                       Weight Watchers International, Inc. ........................      36,990      2,101,772
                       Electrical Equipment -- 0.9%
                       American Standard Cos., Inc. ...............................      53,810      2,382,707
                       Machinery -- 1.5%
                       ITT Industries, Inc. .......................................      36,780      3,913,392
                       Multi-Industry -- 1.4%
                       Roper Industries, Inc. .....................................      47,280      3,628,740
                       Transportation -- 0.6%
                       Expeditors International of Washington, Inc. ...............      29,540      1,626,177
                                                                                                  -------------
                                                                                                    37,261,223
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 9.3%
                       Broadcasting & Media -- 3.7%
                       Citadel Broadcasting Corp.+.................................     205,700   $  2,525,996
                       Grupo Televisa SA ADR.......................................      42,520      2,805,045
                       Univision Communications, Inc., Class A+....................      70,390      1,990,629
                       Washington Post Co., Class B................................       2,920      2,595,296
                       Entertainment Products -- 1.2%
                       International Game Technology...............................     115,870      3,170,203
                       Leisure & Tourism -- 4.4%
                       Cheesecake Factory, Inc.+...................................     108,800      3,890,688
                       GTECH Holdings Corp. .......................................      49,020      1,468,639
                       Outback Steakhouse, Inc. ...................................      44,230      2,060,233
                       Royal Caribbean Cruises, Ltd. ..............................      57,270      2,602,922
                       WMS Industries, Inc.+.......................................      50,280      1,638,625
                                                                                                  -------------
                                                                                                    24,748,276
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 30.5%
                       Communication Equipment -- 2.6%
                       American Tower Corp., Class A+..............................     250,060      5,746,379
                       Juniper Networks, Inc.+.....................................      50,930      1,221,810
                       Computers & Business Equipment -- 2.0%
                       Lexmark International, Inc., Class A+.......................      51,750      3,244,725
                       Network Appliance, Inc.+....................................      76,250      1,945,138
                       Computer Software -- 4.0%
                       DST Systems, Inc.+..........................................      68,920      3,498,379
                       Electronic Arts, Inc.+......................................      67,570      3,892,032
                       Mercury Interactive Corp.+..................................      84,730      3,335,820
                       Electronics -- 12.7%
                       Altera Corp.+...............................................      29,600        647,352
                       Analog Devices, Inc. .......................................     126,310      4,951,352
                       Broadcom Corp., Class A+....................................      45,870      1,961,860
                       KLA-Tencor Corp.+...........................................      80,930      4,184,081
                       Marvell Technology Group, Ltd.+.............................      79,810      3,486,899
                       Millipore Corp.+............................................      30,710      1,881,602
                       Novellus Systems, Inc.+.....................................      77,700      2,241,645
                       PMC-Sierra, Inc.+...........................................     295,120      2,901,029
                       Waters Corp.+...............................................     140,710      6,371,349
                       Xilinx, Inc. ...............................................     173,870      4,929,214
                       Internet Software -- 4.3%
                       Check Point Software Technologies, Ltd.+....................     124,350      2,801,606
                       Symantec Corp.+.............................................     386,864      8,499,402
                       Telecommunications -- 4.9%
                       Amdocs, Ltd.+...............................................     196,000      5,819,240
                       Comverse Technology, Inc.+..................................     105,750      2,674,418
                       NTL, Inc.+..................................................      28,742      1,915,079
                       Spectrasite, Inc.+..........................................      30,290      2,474,693
                                                                                                  -------------
                                                                                                    80,625,104
                                                                                                  -------------
                       MATERIALS -- 2.4%
                       Chemicals -- 2.1%
                       Monsanto Co. ...............................................      48,120      3,241,844
                       Praxair, Inc. ..............................................      47,320      2,337,135

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 0.3%
                       Aber Diamond Corp. .........................................      14,730   $    457,285
                       Aber Diamond Corp. (Canadian Shares)........................      13,300        412,892
                                                                                                  -------------
                                                                                                     6,449,156
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $218,280,272)...                259,355,878
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 2.2%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 2.2%
                       Cargill, Inc. 3.26% due 08/01/05 (cost $5,904,000)..........  $5,904,000      5,904,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $224,184,272)@                           100.3%                      265,259,878
                       Liabilities in excess of other assets --          (0.3)                         (748,389)
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $264,511,489
                                                                        ======                     =============

                      -----------------------------
                      + Non-income producing security
                      @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

                      See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Electronics..................................     10.8%
    Machinery....................................      9.2
    Leisure & Tourism............................      8.6
    Business Services............................      8.1
    Aerospace & Military Technology..............      8.0
    Medical Products.............................      7.2
    Banks........................................      6.6
    Retail.......................................      5.4
    Telecommunications...........................      5.2
    Repurchase Agreement.........................      4.0
    Drugs........................................      3.9
    Energy Sources...............................      3.3
    Financial Services...........................      3.2
    Internet Software............................      3.2
    Health Services..............................      2.7
    Computer Software............................      2.1
    Multi-Industry...............................      2.1
    Electric Utilities...........................      1.7
    Energy Services..............................      0.9
    Broadcasting & Media.........................      0.6
    Entertainment Products.......................      0.5
    Food, Beverage & Tobacco.....................      0.5
    Household Products...........................      0.5
    Forest Products..............................      0.4
                                                      -----
                                                      98.7%
                                                      =====

    *  Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                          INVESTMENT PORTFOLIO --  JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 94.7%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.4%
                       Retail -- 5.4%
                       Fortune Brands, Inc. .......................................      25,400   $  2,401,570
                       Williams-Sonoma, Inc.+......................................     112,100      4,950,336
                       Yankee Candle, Inc. ........................................     121,500      3,681,450
                                                                                                  -------------
                                                                                                    11,033,356
                                                                                                  -------------
                       CONSUMER STAPLES -- 1.0%
                       Food, Beverage & Tobacco -- 0.5%
                       Hershey Co. ................................................      17,000      1,085,790
                       Household Products -- 0.5%
                       Clorox Co. .................................................      17,000        949,450
                                                                                                  -------------
                                                                                                     2,035,240
                                                                                                  -------------
                       ENERGY -- 4.2%
                       Energy Services -- 0.9%
                       Patterson-UTI Energy, Inc. .................................      53,900      1,769,537
                       Energy Sources -- 3.3%
                       EOG Resources, Inc. ........................................     110,700      6,763,770
                                                                                                  -------------
                                                                                                     8,533,307
                                                                                                  -------------
                       FINANCE -- 9.8%
                       Banks -- 6.6%
                       Hibernia Corp., Class A.....................................     246,600      8,340,012
                       Signature Bank+.............................................     169,500      5,090,085
                       Financial Services -- 3.2%
                       CapitalSource, Inc.+........................................      42,400        830,192
                       Providian Financial Corp.+..................................     302,500      5,717,250
                                                                                                  -------------
                                                                                                    19,977,539
                                                                                                  -------------
                       HEALTHCARE -- 13.8%
                       Drugs -- 3.9%
                       Allergan, Inc. .............................................      21,200      1,894,644
                       Gilead Sciences, Inc.+......................................      71,900      3,221,839
                       Millenium Pharmaceuticals, Inc.+............................     185,300      1,914,149
                       Sepracor, Inc.+.............................................      16,000        837,600
                       Health Services -- 2.7%
                       Coventry Health Care, Inc.+.................................      14,800      1,046,804
                       Neurocrine Biosciences, Inc.+...............................      26,900      1,333,702
                       Quest Diagnostics, Inc. ....................................      21,200      1,088,408
                       Wellpoint, Inc.+............................................      29,600      2,093,904
                       Medical Products -- 7.2%
                       Cypress Biosciences, Inc.+..................................     212,000      2,904,400
                       Genzyme Corp.+..............................................      36,000      2,678,760
                       St. Jude Medical, Inc.+.....................................     188,000      8,913,080
                                                                                                  -------------
                                                                                                    27,927,290
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 27.4%
                       Aerospace & Military Technology -- 8.0%
                       Alliant Techsystems, Inc.+..................................      63,800   $  4,657,400
                       General Dynamics Corp. .....................................      38,900      4,480,891
                       Goodrich Corp. .............................................     100,000      4,424,000
                       L-3 Communications Holdings, Inc. ..........................      33,600      2,628,528
                       Business Services -- 8.1%
                       Fastenal Co. ...............................................     124,800      8,191,872
                       Nordson Corp. ..............................................     120,900      4,034,433
                       Stericycle, Inc.+...........................................      74,100      4,306,692
                       Machinery -- 9.2%
                       Danaher Corp. ..............................................      79,500      4,408,275
                       Dover Corp. ................................................     112,200      4,629,372
                       ITT Industries, Inc. .......................................      44,700      4,756,080
                       Rockwell Automation, Inc. ..................................      93,500      4,816,185
                       Multi-Industry -- 2.1%
                       Roper Industries, Inc. .....................................      56,000      4,298,000
                                                                                                  -------------
                                                                                                    55,631,728
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 9.7%
                       Broadcasting & Media -- 0.6%
                       Radio One, Inc., Class D+...................................      87,500      1,155,875
                       Entertainment Products -- 0.5%
                       Mattel, Inc. ...............................................      53,000        988,450
                       Leisure & Tourism -- 8.6%
                       Applebee's International, Inc. .............................     126,400      3,350,864
                       Marriott International, Inc., Class A.......................      25,400      1,739,138
                       Royal Caribbean Cruises, Ltd. ..............................      84,800      3,854,160
                       Ruby Tuesday, Inc. .........................................     129,200      3,232,584
                       Starwood Hotels & Resorts Worldwide, Inc.(1)................      48,300      3,058,356
                       Yum! Brands, Inc. ..........................................      42,400      2,219,640
                                                                                                  -------------
                                                                                                    19,599,067
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 21.3%
                       Computer Software -- 2.1%
                       Adobe Systems, Inc. ........................................      70,000      2,074,800
                       Siebel Systems, Inc. .......................................     255,800      2,148,720
                       Electronics -- 10.8%
                       Analog Devices, Inc. .......................................     218,100      8,549,520
                       Flextronics International, Ltd.+............................     373,000      5,050,420
                       Marvell Technology Group, Ltd.+.............................     129,000      5,636,010
                       National Semiconductor Corp. ...............................     111,900      2,765,049
                       Internet Software -- 3.2%
                       Symantec Corp.+.............................................     291,700      6,408,649
                       Telecommunications -- 5.2%
                       Andrew Corp.+...............................................     338,900      3,724,511
                       NII Holdings, Inc.+.........................................      91,000      6,774,040
                                                                                                  -------------
                                                                                                    43,131,719
                                                                                                  -------------
                       MATERIALS -- 0.4%
                       Forest Products -- 0.4%
                       Smurfit-Stone Container Corp.+..............................      67,700        821,201
                                                                                                  -------------

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UTILITIES -- 1.7%
                       Electric Utilities -- 1.7%
                       Peabody Energy Corp. .......................................      53,000   $  3,484,220
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $162,469,415)...                192,174,667
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENTS -- 4.0%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account(2)................................................  $  125,000        125,000
                       UBS Warburg, LLC Joint Repurchase Agreement Account(2)......   8,000,000      8,000,000
                                                                                                  -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $8,125,000)...............                  8,125,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $170,594,415)@                            98.7%                    200,299,667
                       Other assets less liabilities --                   1.3                       2,729,310
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $203,028,977
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              (1) Consists of more than one class of securities traded together as a unit.
              (2) See Note 2 for detail of Joint Repurchase Agreement.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Medical Products.............................  11.9%
    Aerospace & Military Technology..............  10.1
    Repurchase Agreement.........................   8.7
    Leisure & Tourism............................   6.1
    Banks........................................   6.0
    Multi-Industry...............................   5.4
    Health Services..............................   5.0
    Telecommunications...........................   4.7
    Apparel & Textiles...........................   4.4
    Computer Software............................   4.3
    Energy Services..............................   3.8
    Electronics..................................   3.7
    Business Services............................   3.6
    Drugs........................................   3.6
    Computer Services............................   3.3
    Internet Software............................   2.6
    Machinery....................................   2.6
    Metals & Minerals............................   2.5
    Financial Services...........................   1.9
    Food, Beverage & Tobacco.....................   1.4
    Internet Content.............................   0.8
    Broadcasting & Media.........................   0.7
    Retail.......................................   0.6
    Communication Equipment......................   0.5
                                                   -----
                                                   98.2%
                                                   =====

    * Calculated as a percentage of net assets.

---------------------
    154

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 89.5%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.0%
                       Apparel & Textiles -- 4.4%
                       Coldwater Creek, Inc. ......................................       5,700   $   157,833
                       Gymboree Corp.+.............................................      42,600       719,088
                       Quiksilver, Inc. ...........................................      23,800       399,602
                       Retail -- 0.6%
                       Matthews International Corp. ...............................       4,400       171,600
                                                                                                  ------------
                                                                                                    1,448,123
                                                                                                  ------------
                       CONSUMER STAPLES -- 1.4%
                       Food, Beverage & Tobacco -- 1.4%
                       SunOpta, Inc.+..............................................      43,000       258,430
                       Texas Roadhouse, Inc.+......................................       3,600       135,432
                                                                                                  ------------
                                                                                                      393,862
                                                                                                  ------------
                       ENERGY -- 3.8%
                       Energy Services -- 3.8%
                       Hornbeck Offshore Services, Inc.+...........................      15,500       463,450
                       Todco+......................................................      20,000       614,200
                                                                                                  ------------
                                                                                                    1,077,650
                                                                                                  ------------
                       FINANCE -- 7.9%
                       Banks -- 6.0%
                       Franklin Bank Corp.+........................................      26,000       477,620
                       Signature Bank+.............................................      41,300     1,240,239
                       Financial Services -- 1.9%
                       CapitalSource, Inc. ........................................      12,300       240,834
                       International Securities Exchange, Inc. ....................       2,300        55,016
                       MarketAxess Holdings, Inc. .................................      22,200       243,090
                                                                                                  ------------
                                                                                                    2,256,799
                                                                                                  ------------
                       HEALTHCARE -- 20.5%
                       Drugs -- 3.6%
                       Biomarin Pharmaceutical, Inc. ..............................      12,100       102,850
                       CV Therapeutics, Inc.+......................................       6,400       180,288
                       Idaho Biomedical Corp.+.....................................      12,100       247,566
                       Onyx Pharmaceuticals, Inc.+.................................       3,700        86,765
                       Par Value Pharmaceutical Cos., Inc.+........................      12,100       283,382
                       Renovis, Inc. ..............................................       8,100       123,768
                       Health Services -- 5.0%
                       Allscripts Heathcare Solutions, Inc. .......................       5,400        91,638
                       American Healthways, Inc. ..................................       4,400       196,108
                       Cerner Corp.+...............................................       3,400       256,428
                       LifePoint Hospitals, Inc. ..................................       3,200       149,632
                       Pediatrix Medical Group, Inc. ..............................       2,900       227,418
                       Sierra Health Services, Inc.+...............................       4,400       296,736
                       United Surgical Partners International, Inc. ...............       5,900       212,459

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 11.9%
                       Advanced Neuromodulation Systems, Inc.+.....................      19,000   $   950,760
                       Animas Corp. ...............................................       8,600       179,998
                       Cypress Biosciences, Inc. ..................................      23,800       326,060
                       Integra LifeSciences Holdings Corp.+........................      39,500     1,200,800
                       Medicines Co.+..............................................      23,800       519,554
                       Techne Corp. ...............................................       3,200       157,024
                       Vnus Medical Technologies, Inc.+............................       6,900        85,836
                                                                                                  ------------
                                                                                                    5,875,070
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 21.7%
                       Aerospace & Military Technology -- 10.1%
                       Alliant Techsystems, Inc.+..................................      14,000     1,022,000
                       Ametek, Inc. ...............................................      45,400     1,870,480
                       Business Services -- 3.6%
                       Catalina Marketing Corp.+...................................       4,400       105,292
                       Nordson Corp. ..............................................      13,200       440,484
                       Valassis Communications, Inc.+..............................      12,100       478,555
                       Machinery -- 2.6%
                       Idex Corp. .................................................      17,300       755,664
                       Multi-Industry -- 5.4%
                       Roper Industries, Inc. .....................................      20,300     1,558,025
                                                                                                  ------------
                                                                                                    6,230,500
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 6.8%
                       Broadcasting & Media -- 0.7%
                       Arbitron, Inc. .............................................       4,400       182,600
                       Leisure & Tourism -- 6.1%
                       Applebee's International, Inc. .............................      28,600       758,186
                       Boyd Gaming Corp. ..........................................       3,200       167,808
                       Royal Caribbean Cruises, Ltd. ..............................      13,500       613,575
                       Scientific Games Corp. .....................................       8,100       221,778
                                                                                                  ------------
                                                                                                    1,943,947
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 19.9%
                       Communication Equipment -- 0.5%
                       Openwave Systems, Inc. .....................................       7,800       144,690
                       Computer Services -- 3.3%
                       Keane, Inc.+................................................      28,100       352,374
                       Lawson Software, Inc.+......................................     107,900       594,529
                       Computer Software -- 4.3%
                       Hyperion Solutions Corp.+...................................       6,900       324,714
                       Parametric Technology Corp.+................................      85,900       592,710
                       SS&C Technologies, Inc. ....................................       4,700       171,174
                       Take Two Interactive Software, Inc..........................       5,700       140,277
                       Electronics -- 3.7%
                       Cypress Semiconductor Corp.+................................      48,700       699,332
                       PMC-Sierra, Inc.+...........................................      28,800       283,104
                       Vitesse Semiconductor Corp.+................................      34,500        76,590
                       Internet Content -- 0.8%
                       Blue Nile, Inc.+............................................       6,900       229,494
                       Internet Software -- 2.6%
                       Symantec Corp.+.............................................      34,500       757,965

---------------------
    156

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 4.7%
                       JAMDAT Mobile, Inc.+........................................         200   $     5,724
                       SafeNet, Inc.+..............................................      27,600       943,644
                       Tekelec+....................................................      24,500       406,945
                                                                                                  ------------
                                                                                                    5,723,266
                                                                                                  ------------
                       MATERIALS -- 2.5%
                       Metals & Minerals -- 2.5%
                       Arch Coal, Inc. ............................................       6,000       341,520
                       Global Industries, Inc.+....................................      39,200       384,552
                                                                                                  ------------
                                                                                                      726,072
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $23,013,870)....                25,675,289
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENTS -- 8.7%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase
                         Agreement(1)..............................................  $  507,000       507,000
                       UBS Warburg, LLC Joint Repurchase Agreement(1)..............   2,000,000     2,000,000
                                                                                                  ------------
                       TOTAL REPURCHASE AGREEMENTS (cost $2,507,000)...............                 2,507,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $25,520,870)@                              98.2%                    28,182,289
                       Other assets less liabilities --                    1.8                        524,349
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $28,706,638
                                                                         ======                   ============

                      -----------------------------
                       +  Non-income producing security
                       @ See Note 3 for cost of investments on a tax basis.
                      (1) See Note 2 for details of Joint Repurchase Agreement

                      See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Financial Services..........................      15.8%
    Medical Products............................      15.6
    Health Services.............................      10.0
    Leisure & Tourism...........................       9.1
    Retail......................................       7.1
    Multi-Industry..............................       5.8
    Household Products..........................       5.7
    Communication Equipment.....................       5.3
    Machinery...................................       4.8
    Transportation..............................       4.0
    Energy Services.............................       3.5
    Repurchase Agreement........................       3.0
    Banks.......................................       2.8
    Drugs.......................................       2.6
    Internet Content............................       2.6
    Housing.....................................       2.1
    Apparel & Textiles..........................       1.5
                                                     ------
                                                     101.3%
                                                     ======

    *  Calculated as a percentage of net assets.

---------------------
    158

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 98.3%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 10.7%
                       Apparel & Textiles -- 1.5%
                       Nike, Inc., Class B.........................................      25,108   $  2,104,050
                       Housing -- 2.1%
                       Lennar Corp., Class A.......................................      45,815      3,081,975
                       Retail -- 7.1%
                       CVS Corp. ..................................................      52,781      1,637,795
                       Lowe's Cos., Inc. ..........................................     129,809      8,595,952
                                                                                                  -------------
                                                                                                    15,419,772
                                                                                                  -------------
                       CONSUMER STAPLES -- 5.7%
                       Household Products -- 5.7%
                       Procter & Gamble Co. .......................................     146,395      8,143,954
                                                                                                  -------------
                       ENERGY -- 3.5%
                       Energy Services -- 3.5%
                       TXU Corp. ..................................................      57,480      4,980,067
                                                                                                  -------------
                       FINANCE -- 18.6%
                       Banks -- 2.8%
                       UBS AG......................................................      48,094      3,941,784
                       Financial Services -- 15.8%
                       Chicago Merchantile Exchange Holdings, Inc..................      15,973      4,808,672
                       Countrywide Credit Industries, Inc. ........................     138,809      4,997,124
                       Goldman Sachs Group, Inc. ..................................      63,489      6,823,798
                       SLM Corp. ..................................................     119,613      6,158,873
                                                                                                  -------------
                                                                                                    26,730,251
                                                                                                  -------------
                       HEALTHCARE -- 28.2%
                       Drugs -- 2.6%
                       Amgen, Inc.+................................................      46,830      3,734,693
                       Health Services -- 10.0%
                       UnitedHealth Group, Inc. ...................................     276,391     14,455,249
                       Medical Products -- 15.6%
                       Genentech, Inc.+............................................     132,755     11,859,004
                       Johnson & Johnson...........................................      45,730      2,924,891
                       Zimmer Holdings, Inc.+......................................      93,690      7,716,308
                                                                                                  -------------
                                                                                                    40,690,145
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 14.6%
                       Machinery -- 4.8%
                       Caterpillar, Inc. ..........................................     130,237      7,021,076
                       Multi-Industry -- 5.8%
                       General Electric Co. .......................................     241,942      8,346,999

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 4.0%
                       FedEx Corp. ................................................      68,219   $  5,736,536
                                                                                                  -------------
                                                                                                    21,104,611
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 9.1%
                       Leisure & Tourism -- 9.1%
                       Carnival Corp. .............................................      40,082      2,100,297
                       Four Seasons Hotels, Inc. ..................................      16,246      1,080,359
                       MGM Mirage, Inc.+...........................................      85,916      3,904,882
                       Starbucks Corp.+............................................      41,723      2,192,544
                       Wynn Resorts, Ltd.+.........................................      67,922      3,824,008
                                                                                                  -------------
                                                                                                    13,102,090
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 7.9%
                       Communication Equipment -- 5.3%
                       Motorola, Inc. .............................................      62,017      1,313,520
                       QUALCOMM, Inc. .............................................     160,649      6,344,029
                       Internet Content -- 2.6%
                       Google, Inc., Class A+......................................      13,069      3,760,736
                                                                                                  -------------
                                                                                                    11,418,285
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $104,770,284)...                141,589,175
                                                                                                  -------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.0%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.50% dated 07/29/05 to be repurchased
                         08/01/2005 in the amount of $4,371,546 and collateralized
                         by $3,155,000 of United States Treasury Notes, bearing
                         interest at 7.88% due 2/15/21 having an approximate value
                         of $4,464,489 (cost $4,371,000)...........................  $4,371,000      4,371,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $109,141,284)@                           101.3%                      145,960,175
                       Liabilities in excess of other assets --          (1.3)                       (1,859,569)
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $144,100,606
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    160

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Electronics.................................   21.9%
    Telecommunications..........................   15.4
    Computer Software...........................   14.5
    Computer & Business Equipment...............   12.0
    Internet Software...........................   11.0
    Communication Equipment.....................    7.0
    Internet Content............................    6.5
    Repurchase Agreement........................    3.8
    Electrical..................................    3.0
    Business Services...........................    2.2
    Computer Services...........................    1.4
    Retail......................................    0.9
    Medical Products............................    0.5
    Broadcasting & Media........................    0.5
                                                  ------
                                                  100.6%
                                                  ======

    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)

                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 96.8%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.9%
                       Retail -- 0.9%
                       Amazon.com, Inc.+...........................................       8,950   $   404,271
                                                                                                  ------------
                       HEALTHCARE -- 0.5%
                       Medical Products -- 0.5%
                       Alexion Pharmaceuticals, Inc.+..............................       9,400       244,776
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 2.2%
                       Business Services -- 2.2%
                       Maxim Integrated Products, Inc. ............................      18,700       782,969
                       Monster Worldwide, Inc.+....................................       7,200       218,664
                                                                                                  ------------
                                                                                                    1,001,633
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Broadcasting & Media -- 0.5%
                       Comcast Corp., Class A+.....................................       7,400       227,402
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 92.7%
                       Communication Equipment -- 7.0%
                       Juniper Networks, Inc.+.....................................      32,292       774,685
                       Motorola, Inc. .............................................      18,500       391,830
                       QUALCOMM, Inc. .............................................      50,368     1,989,032
                       Computers & Business Equipment -- 12.0%
                       Apple Computer, Inc.+.......................................      17,060       727,609
                       AudioCodes Ltd.+............................................      17,800       161,802
                       Dell, Inc.+.................................................      34,100     1,380,027
                       EMC Corp.+..................................................      89,510     1,225,392
                       International Business Machines Corp. ......................      15,240     1,271,931
                       Network Appliance, Inc.+....................................      13,375       341,196
                       Sun Microsystems, Inc.+.....................................      78,500       301,440
                       Computer Services -- 1.4%
                       Salesforce.com, Inc.+.......................................      27,500       647,625
                       Computer Software -- 14.5%
                       Adobe Systems, Inc. ........................................      10,148       300,787
                       Electronic Arts, Inc.+......................................       4,300       247,680
                       Mercury Interactive Corp.+..................................      22,620       890,549
                       Microsoft Corp. ............................................     111,258     2,849,317
                       Oracle Corp.+...............................................     112,700     1,530,466
                       Red Hat, Inc.+..............................................      17,330       264,109
                       SAP AG ADR..................................................       5,080       217,526
                       Verint Systems, Inc.+.......................................       5,610       218,678
                       Electrical -- 3.0%
                       Intel Corp. ................................................      50,010     1,357,271
                       Electronics -- 21.9%
                       Advanced Micro Devices, Inc.+...............................      45,700       917,656
                       Analog Devices, Inc. .......................................       9,275       363,580

---------------------
    162

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Applied Materials, Inc. ....................................      15,000   $   276,900
                       ATI Technologies, Inc+......................................      13,000       163,670
                       Broadcom Corp., Class A+....................................      12,299       526,028
                       Cymer, Inc.+................................................       9,000       312,300
                       Emulex Corp.+...............................................      20,100       381,699
                       Integrated Device Technology, Inc.+.........................      20,600       238,136
                       KLA-Tencor Corp. ...........................................       6,755       349,234
                       Kopin Corp.+................................................      30,210       166,155
                       Linear Technology Corp. ....................................      19,800       769,428
                       Marvell Technology Group, Ltd.+.............................      29,550     1,291,039
                       National Semiconductor Corp. ...............................      27,400       677,054
                       Netease.com, Inc. ADR+......................................      11,700       688,311
                       Novellus Systems, Inc.+.....................................       8,300       239,455
                       PMC-Sierra, Inc.+...........................................      62,700       616,341
                       Texas Instruments, Inc. ....................................      44,480     1,412,685
                       Xilinx, Inc. ...............................................      16,500       467,775
                       Internet Content -- 6.5%
                       eBay, Inc.+.................................................       9,550       398,999
                       Google, Inc., Class A+......................................       2,030       584,153
                       InterActiveCorp+............................................      25,450       679,515
                       Shanda Interactive Entertainment, Ltd.+.....................       3,700       121,027
                       Yahoo!, Inc.+...............................................      33,630     1,121,224
                       Internet Software -- 11.0%
                       Akamai Technologies, Inc.+..................................      32,800       500,856
                       Check Point Software Technologies, Ltd.+....................      30,660       690,770
                       Symantec Corp.+.............................................     133,283     2,928,227
                       VeriSign, Inc.+.............................................      31,005       815,742
                       Telecommunications -- 15.4%
                       Amdocs, Ltd.+...............................................       8,400       249,396
                       Andrew Corp.+...............................................      38,500       423,115
                       Cisco Systems, Inc.+........................................     109,119     2,089,629
                       Comverse Technology, Inc.+..................................      33,300       842,157
                       Corning, Inc.+..............................................      80,800     1,539,240
                       Lucent Technologies, Inc.+..................................      71,300       208,909
                       Nextel Communications, Inc., Class A+.......................      23,825       829,110
                       Nortel Networks Corp.+......................................      86,100       226,443
                       Sonus Networks, Inc.+.......................................      49,100       237,644
                       Tellabs, Inc.+..............................................      28,900       280,908
                                                                                                  ------------
                                                                                                   41,713,462
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,450,441)....                43,591,544
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       REPURCHASE AGREEMENT -- 3.8%                                    AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.90% dated 07/29/05 to be repurchased
                         08/01/05 in the amount of $1,702,269 and collateralized by
                         $1,225,000 of United States Treasury Bonds, bearing
                         interest at 8.00% due 11/15/21 having an approximate value
                         of $1,739,758 (cost $1,702,000)...........................  $1,702,000   $ 1,702,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $42,152,441)@                             100.6%                      45,293,544
                       Liabilities in excess of other assets --           (0.6)                        (273,360)
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $45,020,184
                                                                         ======                     ============

              -----------------------------
              + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    164

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    Alliance Capital Management L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks........................................     11.6%
    Energy Services..............................      9.1
    Retail.......................................      9.0
    Automotive...................................      6.6
    Insurance....................................      6.5
    Machinery....................................      6.0
    Business Services............................      4.9
    Apparel & Textiles...........................      4.4
    Transportation...............................      4.2
    Food, Beverage & Tobacco.....................      3.7
    Repurchase Agreement.........................      3.6
    Electronics..................................      3.3
    Financial Services...........................      3.3
    Telecommunications...........................      3.0
    Metals & Minerals............................      2.5
    Chemicals....................................      2.4
    Housing......................................      2.3
    Health Services..............................      1.9
    Multi-Industry...............................      1.8
    Medical Products.............................      1.7
    Aerospace & Military Technology..............      1.6
    Household Products...........................      1.2
    Computers & Business Equipment...............      1.0
    Electric Utilities...........................      1.0
    Leisure & Tourism............................      0.9
    Real Estate Companies........................      0.9
    Communication Equipment......................      0.7
    Energy Sources...............................      0.1
    Real Estate Investment Trust.................      0.0
                                                     -----
                                                      99.2%
                                                     =====

    *  Calculated as a percentage of net assets.

                                                           ---------------------
                                                                          165

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    Alliance Capital Management L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 95.6%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 22.3%
                       Apparel & Textiles -- 4.4%
                       Jones Apparel Group, Inc. ..................................     109,700   $  3,353,529
                       Liz Claiborne, Inc. ........................................      81,000      3,370,410
                       Reebok International, Ltd. .................................      23,000        972,900
                       V.F. Corp. .................................................      35,565      2,099,758
                       Automotive -- 6.6%
                       American Axle & Manufacturing Holdings, Inc. ...............      84,200      2,319,710
                       ArvinMeritor, Inc. .........................................      78,500      1,496,995
                       AutoNation, Inc.+...........................................     174,300      3,763,137
                       BorgWarner, Inc. ...........................................      16,800        977,256
                       Dana Corp. .................................................     202,950      3,188,344
                       PACCAR, Inc. ...............................................       7,050        509,151
                       TRW Automotive Holdings Corp................................      86,000      2,290,180
                       Housing -- 2.3%
                       Pulte Homes, Inc. ..........................................      39,000      3,651,180
                       Texas Industries, Inc. .....................................      20,400      1,502,052
                       Retail -- 9.0%
                       BJ's Wholesale Club, Inc.+..................................     100,500      3,204,945
                       Borders Group, Inc. ........................................     134,900      3,346,869
                       Federated Department Stores, Inc. ..........................      13,700      1,039,419
                       Office Depot, Inc.+.........................................     165,900      4,708,242
                       Payless ShoeSource, Inc.+...................................     235,900      4,581,178
                       United Stationers, Inc.+....................................      62,100      3,219,885
                                                                                                  -------------
                                                                                                    49,595,140
                                                                                                  -------------
                       CONSUMER STAPLES -- 4.9%
                       Food, Beverage & Tobacco -- 3.7%
                       Corn Products International, Inc. ..........................      62,200      1,497,154
                       Del Monte Foods Co.+........................................     271,000      3,046,040
                       Universal Corp. ............................................      77,400      3,691,980
                       Household Products -- 1.2%
                       Silgan Holdings, Inc.+......................................      45,200      2,595,836
                                                                                                  -------------
                                                                                                    10,831,010
                                                                                                  -------------
                       ENERGY -- 9.2%
                       Energy Services -- 9.1%
                       Allegheny Energy, Inc.+.....................................     113,100      3,223,350
                       Amerada Hess Corp. .........................................       2,700        318,222
                       PNM Resources, Inc. ........................................      71,250      2,094,037
                       Pogo Producing Co. .........................................      51,900      2,856,057
                       Puget Energy, Inc. .........................................     108,300      2,532,054
                       Rowan Cos., Inc. ...........................................     100,000      3,416,000
                       SEACOR Holdings, Inc.+......................................      43,100      2,854,944
                       Wisconsin Energy Corp. .....................................      51,600      2,071,740
                       WPS Resources Corp. ........................................      15,500        895,280

---------------------
    166

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 0.1%
                       Constellation Energy Group, Inc. ...........................       2,675   $    161,062
                                                                                                  -------------
                                                                                                    20,422,746
                                                                                                  -------------
                       FINANCE -- 21.4%
                       Banks -- 11.6%
                       Astoria Financial Corp. ....................................     132,100      3,690,874
                       Central Pacific Financial Corp. ............................      82,100      2,996,650
                       Commercial Federal Corp. ...................................      86,000      2,915,400
                       Hibernia Corp., Class A.....................................     108,100      3,655,942
                       Popular, Inc. ..............................................     103,800      2,678,040
                       Sovereign Bancorp, Inc. ....................................      64,000      1,535,360
                       TD Banknorth Inc............................................      10,045        299,140
                       UnionBanCal Corp. ..........................................      49,500      3,531,330
                       Washington Federal, Inc. ...................................      60,877      1,416,608
                       Whitney Holding Corp. ......................................      93,300      3,090,096
                       Financial Services -- 3.3%
                       A.G. Edwards, Inc. .........................................      79,900      3,539,570
                       MAF Bancorp, Inc. ..........................................      86,000      3,793,460
                       Insurance -- 6.5%
                       Old Republic International Corp. ...........................     125,100      3,285,126
                       PartnerRe, Ltd. ............................................       3,200        207,424
                       Platinum Underwriters Holdings, Ltd. .......................      98,000      3,397,660
                       Radian Group, Inc. .........................................      75,200      3,878,816
                       StanCorp Financial Group, Inc. .............................      42,400      3,660,816
                                                                                                  -------------
                                                                                                    47,572,312
                                                                                                  -------------
                       HEALTHCARE -- 3.6%
                       Health Services -- 1.9%
                       Pacificare Health Systems, Inc.+............................      22,300      1,699,260
                       Universal Health Services, Inc., Class B....................      48,500      2,523,940
                       Medical Products -- 1.7%
                       Owens & Minor, Inc. ........................................     127,500      3,779,100
                                                                                                  -------------
                                                                                                     8,002,300
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 18.5%
                       Aerospace & Military Technology -- 1.6%
                       Goodrich Corp. .............................................      78,300      3,463,992
                       Business Services -- 4.9%
                       Hughes Supply, Inc. ........................................      70,800      2,012,136
                       PerkinElmer, Inc. ..........................................     161,000      3,377,780
                       Quanta Services, Inc.+......................................     337,100      3,546,292
                       Tech Data Corp.+............................................      52,300      2,028,194
                       Machinery -- 6.0%
                       Cooper Industries, Ltd., Class A............................      43,300      2,796,314
                       Harsco Corp. ...............................................      18,900      1,138,725
                       Mueller Industries, Inc. ...................................      54,200      1,586,976
                       Parker-Hannifin Corp. ......................................      22,200      1,458,984
                       Terex Corp.+................................................      81,775      3,959,545
                       Textron, Inc. ..............................................      31,300      2,321,521
                       Multi-Industry -- 1.8%
                       URS Corp.+..................................................     105,100      3,935,995

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 4.2%
                       CNF Transportation, Inc. ...................................      58,550   $  3,020,595
                       GATX Corp. .................................................      85,200      3,220,560
                       Laidlaw International.......................................     125,800      3,233,060
                                                                                                  -------------
                                                                                                    41,100,669
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 0.9%
                       Leisure & Tourism -- 0.9%
                       Jack In The Box, Inc. ......................................      54,500      2,073,725
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 8.0%
                       Communication Equipment -- 0.7%
                       Anixter International, Inc.+................................      37,000      1,537,720
                       Computers & Business Equipment -- 1.0%
                       IKON Office Solutions, Inc..................................     243,900      2,341,440
                       Electronics -- 3.3%
                       Moog, Inc., Class A+........................................     114,500      3,614,765
                       Sanmina-SCI Corp.+..........................................     329,400      1,574,532
                       Solectron Corp.+............................................      11,600         44,544
                       Vishay Intertechnology, Inc.+...............................     157,000      2,201,140
                       Telecommunications -- 3.0%
                       ADC Telecommunications Inc. ................................     138,557      3,621,880
                       Andrew Corp.+...............................................     260,300      2,860,697
                       Nortel Networks Corp.+......................................      41,000        107,830
                                                                                                  -------------
                                                                                                    17,904,548
                                                                                                  -------------
                       MATERIALS -- 4.9%
                       Chemicals -- 2.4%
                       Albemarle Corp. ............................................      24,700        941,070
                       Chemtura Corp. .............................................      78,700      1,238,738
                       Cytec Industries, Inc. .....................................      69,300      3,144,834
                       Metals & Minerals -- 2.5%
                       Ball Corp. .................................................      22,400        850,080
                       Reliance Steel & Aluminum Co. ..............................      75,100      3,508,672
                       United States Steel Corp. ..................................      29,600      1,262,440
                                                                                                  -------------
                                                                                                    10,945,834
                                                                                                  -------------
                       REAL ESTATE -- 0.9%
                       Real Estate Companies -- 0.9%
                       Beazer Homes USA, Inc. .....................................      30,675      2,007,372
                       Real Estate Investment Trusts -- 0.0%
                       FelCor Lodging Trust, Inc.+.................................       4,050         62,978
                                                                                                  -------------
                                                                                                     2,070,350
                                                                                                  -------------
                       UTILITIES -- 1.0%
                       Electric Utilities -- 1.0%
                       Northeast Utilities.........................................     106,100      2,289,638
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $179,228,308)...                212,808,272
                                                                                                  -------------

---------------------
    168

                                                                                     PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 3.6%                                    AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.50% dated 07/29/05 to be repurchased
                         08/01/05 in the amount of $8,135,017 and collateralized by
                         $5,865,000 of United States Treasury Bonds, bearing
                         interest at 7.88% due 02/15/21 having an approximate value
                         of $8,299,280 (cost $8,134,000)...........................  $8,134,000   $  8,134,000
                                                                                                  -------------

                       TOTAL INVESTMENTS -- (cost $187,362,308)@        99.2%                       220,942,272
                       Other assets less liabilities --                  0.8                          1,695,181
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $222,637,453
                                                                       ======                      =============

              -----------------------------
              + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------
                                                                          169

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks.......................................      24.5%
    Telecommunications..........................      10.5
    Energy Services.............................       8.4
    Insurance...................................       8.2
    Drugs.......................................       5.8
    Financial Services..........................       5.4
    Automotive..................................       4.8
    Metals & Minerals...........................       4.3
    Electronics.................................       3.9
    Business Services...........................       3.2
    Food, Beverage & Tobacco....................       2.6
    Broadcasting & Media........................       2.1
    Chemicals...................................       2.1
    Transportation..............................       2.0
    Retail......................................       1.6
    Apparel & Textiles..........................       1.5
    Leisure & Tourism...........................       1.5
    Multi-Industry..............................       1.5
    Machinery...................................       1.2
    Housing.....................................       0.9
    Repurchase Agreement........................       0.8
    Aerospace & Military Technology.............       0.7
    Electrical Equipment........................       0.6
    Forest Products.............................       0.6
    Real Estate Companies.......................       0.6
    Gas & Pipeline Utilities....................       0.5
    Energy Sources..............................       0.5
    Computers & Business Equipment..............       0.4
                                                    ------
                                                     100.7%
                                                    ======

COUNTRY ALLOCATION*
Japan...........................................      20.6%
United Kingdom..................................      17.9
France..........................................      11.8
Germany.........................................       8.6
Netherlands.....................................       7.2
Switzerland.....................................       6.7
Sweden..........................................       5.3
Brazil..........................................       3.4
United States...................................       2.5
Denmark.........................................       1.9
Ireland.........................................       1.9
Italy...........................................       1.6
South Korea.....................................       1.6
Hong Kong.......................................       1.4
Singapore.......................................       1.4
Belgium.........................................       1.1
Spain...........................................       1.0
Finland.........................................       1.0
Canada..........................................       0.9
Norway..........................................       0.9
Greece..........................................       0.8
Taiwan..........................................       0.6
Australia.......................................       0.6
                                                    ------
                                                     100.7%
                                                    ======

    * Calculated as a percentage of net assets.

---------------------
    170

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
                       COMMON STOCK -- 97.2%                                           SHARES      (NOTE 2)(1)
                       ----------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.6%
                       Adelaide Brighton, Ltd. ....................................   1,232,144   $  1,809,227
                                                                                                  -------------
                       BELGIUM -- 1.1%
                       InBev NV....................................................      39,338      1,460,457
                       KBC GROEP NV................................................      28,550      2,271,351
                                                                                                  -------------
                                                                                                     3,731,808
                                                                                                  -------------
                       BRAZIL -- 2.1%
                       Petroleo Brasileiro SA ADR..................................      56,000      2,943,920
                       Tele Norte Leste Participacoes SA ADR.......................     159,322      2,496,576
                       Uniao de Bancos Brasileiros SA GDR..........................      42,200      1,552,538
                                                                                                  -------------
                                                                                                     6,993,034
                                                                                                  -------------
                       CANADA -- 0.9%
                       Canadian Imperial Bank of Commerce..........................      47,000      3,072,154
                                                                                                  -------------
                       DENMARK -- 1.9%
                       Danske Bank A/S.............................................     132,200      4,118,476
                       TDC A/S.....................................................      45,400      2,037,266
                                                                                                  -------------
                                                                                                     6,155,742
                                                                                                  -------------
                       FINLAND -- 1.0%
                       Nokia Oyj...................................................     201,750      3,217,682
                                                                                                  -------------
                       FRANCE -- 11.8%
                       Assurances Generales de France..............................      23,029      1,935,921
                       Axa SA+.....................................................     165,809      4,515,084
                       BNP Paribas SA..............................................     103,468      7,461,725
                       Cie de Saint-Gobain SA......................................      51,131      3,061,720
                       Credit Argicole SA..........................................     112,725      3,082,542
                       France Telecom SA...........................................      47,959      1,476,753
                       PSA Peugeot Citroen.........................................      33,037      2,120,544
                       Renault SA..................................................      41,813      3,822,556
                       Societe Generale, Class A...................................      31,357      3,420,911
                       Total SA....................................................       7,327      1,831,457
                       Veolia Environnement........................................      51,403      1,989,494
                       Vivendi Universal SA+.......................................     142,595      4,523,115
                                                                                                  -------------
                                                                                                    39,241,822
                                                                                                  -------------
                       GERMANY -- 8.6%
                       Adidas-Salomon AG...........................................      15,200      2,746,964
                       Allianz AG..................................................      22,300      2,824,450
                       BASF AG.....................................................      65,210      4,621,061
                       Deutsche Bank AG............................................      22,100      1,910,740
                       Deutsche Telekom AG+........................................     134,741      2,671,300
                       E.ON AG.....................................................      82,106      7,601,312
                       Hannover Rueckversicherung AG...............................      37,898      1,430,499
                       Schering AG.................................................      32,500      2,040,906
                       Siemens AG..................................................      13,643      1,051,093
                       TUI AG......................................................      54,900      1,435,491
                                                                                                  -------------
                                                                                                    28,333,816
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(1)
                       ----------------------------------------------------------------------------------------
                       GREECE -- 0.8%
                       Hellenic Telecommunications Organization SA.................     130,240   $  2,654,791
                                                                                                  -------------
                       HONG KONG -- 1.4%
                       Swire Pacific Ltd., Class A.................................     295,500      2,817,214
                       Wing Hang Bank, Ltd. .......................................     267,500      1,909,054
                                                                                                  -------------
                                                                                                     4,726,268
                                                                                                  -------------
                       IRELAND -- 1.9%
                       Allied Irish Banks, PLC.....................................     168,998      3,723,170
                       Bank of Ireland.............................................     160,361      2,656,352
                                                                                                  -------------
                                                                                                     6,379,522
                                                                                                  -------------
                       ITALY -- 1.6%
                       Eni SpA.....................................................     107,350      3,044,274
                       Mediaset SpA................................................     189,700      2,309,503
                                                                                                  -------------
                                                                                                     5,353,777
                                                                                                  -------------
                       JAPAN -- 20.6%
                       Acom Co., Ltd. .............................................      21,080      1,321,399
                       Brother Industries, Ltd. ...................................     227,000      1,905,622
                       Canon Sales Co., Inc. ......................................     102,000      1,945,319
                       Canon, Inc. ................................................      22,300      1,096,623
                       Dai Nippon Printing Co., Ltd. ..............................     213,000      3,333,139
                       Daito Trust Construction Co., Ltd. .........................      56,600      2,088,941
                       Hitachi, Ltd. ..............................................     390,000      2,371,396
                       Japan Tobacco, Inc. ........................................         314      4,467,944
                       JFE Holdings, Inc. .........................................      74,900      1,937,715
                       Kubota Corp. ...............................................     335,000      1,947,877
                       Mitsui O.S.K. Lines, Ltd. ..................................     211,000      1,352,153
                       Mizuho Financial Group, Inc. ...............................         507      2,272,851
                       Nippon Telegraph & Telephone Corp. .........................         418      1,835,759
                       Nissan Motor Co., Ltd. .....................................     251,000      2,606,255
                       NTT DoCoMo, Inc. ...........................................       1,061      1,641,249
                       Omron Corp. ................................................     125,100      2,660,272
                       Onward Kashiyama Co., Ltd. .................................     155,000      2,102,027
                       Sankyo Co., Ltd. (Tokyo)....................................     144,300      2,837,207
                       Sankyo Co., Ltd. (Gunma)....................................      42,100      1,953,885
                       Santen Pharmaceutical Co.+..................................     134,100      3,038,188
                       Sanyo Shinpan Finance Co. ..................................      37,900      2,654,265
                       Taisho Pharmaceutical Co., Ltd. ............................     112,000      2,196,091
                       Tanabe Seiyaku Co., Ltd. ...................................     172,000      1,611,441
                       Tokyo Gas Co., Ltd. ........................................     490,000      1,782,263
                       TonenGeneral Sekiyu K.K. ...................................     152,000      1,611,406
                       Toshiba Corp. ..............................................     387,000      1,503,502
                       Toyo Suisan Kaisha, Ltd. ...................................     160,000      2,603,968
                       Toyota Motor Corp. .........................................     126,800      4,805,075
                       Yamaha Motor Co., Ltd. .....................................     132,500      2,455,656
                       Yamanouchi Pharmaceutical Co., Ltd. ........................      72,800      2,364,155
                                                                                                  -------------
                                                                                                    68,303,643
                                                                                                  -------------
                       NETHERLANDS -- 7.2%
                       ABN AMRO Holding NV.........................................     167,825      4,187,834
                       European Aeronautic Defense and Space Co. ..................      69,077      2,315,738
                       ING Groep NV................................................     197,683      5,971,175
                       Koninklijke KPN NV..........................................     371,024      3,223,812
                       Koninklijke Philips Electronics NV..........................     170,738      4,621,789
                       TPG NV......................................................     136,945      3,481,307
                                                                                                  -------------
                                                                                                    23,801,655
                                                                                                  -------------
                       NORWAY -- 0.9%
                       Norsk Hydro ASA, Class B....................................      32,409      3,068,802
                                                                                                  -------------

---------------------
    172

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(1)
                       ----------------------------------------------------------------------------------------
                       SINGAPORE -- 1.4%
                       ComfortDelGro Corp., Ltd. ..................................   1,749,000   $  1,645,156
                       DBS Group Holdings, Ltd. ...................................     313,000      3,024,101
                                                                                                  -------------
                                                                                                     4,669,257
                                                                                                  -------------
                       SOUTH KOREA -- 1.6%
                       Hyundai Heavy Industries Co., Ltd. .........................      18,480      1,029,782
                       Industrial Bank of Korea....................................     200,870      2,200,268
                       LG Engineering & Construction, Ltd. ........................      52,290      1,978,314
                                                                                                  -------------
                                                                                                     5,208,364
                                                                                                  -------------
                       SPAIN -- 1.0%
                       Iberdrola SA................................................      82,453      2,098,679
                       Telefonica SA...............................................      74,520      1,251,899
                                                                                                  -------------
                                                                                                     3,350,578
                                                                                                  -------------
                       SWEDEN -- 5.3%
                       ForeningsSparbanken AB, Class A.............................     105,500      2,496,021
                       Nordea AB...................................................     342,500      3,279,839
                       Skanska AB, Class B.........................................     184,200      2,380,355
                       SKF AB, Class B.............................................     254,000      2,992,527
                       Tele2 AB....................................................     142,725      1,543,367
                       Telefonaktiebolaget LM Ericsson, Class B+...................     934,002      3,210,882
                       Vostok Nafta Investment, Ltd.+..............................      71,700      1,669,564
                                                                                                  -------------
                                                                                                    17,572,555
                                                                                                  -------------
                       SWITZERLAND -- 6.7%
                       Credit Suisse Group+........................................     149,681      6,252,374
                       Micronas Semiconductor Holding+.............................      31,765      1,252,100
                       Roche Holding AG............................................      23,701      3,217,799
                       Swiss Reinsurance...........................................      63,275      4,018,802
                       UBS AG......................................................      24,120      1,978,321
                       Zurich Financial Services AG (London)+......................         332         59,229
                       Zurich Financial Services AG (virt-x)+......................      30,869      5,471,414
                                                                                                  -------------
                                                                                                    22,250,039
                                                                                                  -------------
                       TAIWAN -- 0.6%
                       Taiwan Semiconductor Manufacturing Co., Ltd. ...............   1,110,966      1,851,418
                                                                                                  -------------
                       UNITED KINGDOM -- 17.9%
                       Barclays, PLC...............................................     732,580      7,153,427
                       BHP Billiton, PLC...........................................     326,059      4,660,439
                       BP, PLC.....................................................     448,487      4,938,276
                       Dixons Group, PLC+..........................................     764,290      2,128,435
                       GUS, PLC....................................................     202,034      3,206,525
                       HBOS, PLC...................................................     147,297      2,237,693
                       Hilton Group, PLC...........................................     405,978      2,064,021
                       HSBC Holdings, PLC+.........................................     499,976      8,102,039
                       Royal Bank of Scotland Group, PLC+..........................     284,340      8,448,404
                       Royal Dutch Shell, PLC......................................     169,602      5,383,396
                       Vodafone Group, PLC.........................................   2,933,335      7,537,721
                       Xstrata, PLC................................................     167,320      3,549,379
                                                                                                  -------------
                                                                                                    59,409,755
                                                                                                  -------------
                       UNITED STATES -- 0.3%
                       XL Capital, Ltd., Class A...................................      13,732        986,232
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $277,332,511)......................                322,141,941
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       PREFERRED STOCK -- 1.3%                                         SHARES      (NOTE 2)(1)
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 1.3%
                       Banco Itau SA ADR...........................................      21,400   $  2,010,744
                       Braskem SA..................................................     238,600      2,281,434
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $3,077,184).....................                  4,292,178
                                                                                                  -------------

                       EXCHANGE TRADED FUNDS -- 1.4%
                       ----------------------------------------------------------------------------------------
                       UNITED STATES -- 1.4%
                       iShares MSCI Emerging Markets Index (cost $4,459,493).......      83,300      4,494,868
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $284,869,188)...                330,928,987
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.8%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America NA, bearing interest at
                         3.27%, dated 07/29/05, to be repurchased 08/01/05 in the
                         amount of $2,799,763 and collateralized by $2,865,000 of
                         Federal National Mtg. Assoc. Disc. Notes, 3.27%, due
                         08/31/05 and having an approximate value of $2,856,888
                         (cost $2,799,000).........................................  $2,799,000      2,799,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $287,668,188)@                            100.7%                   333,727,987
                       Liabilities in excess of other assets --           (0.7)                    (2,326,760)
                                                                         ------                  -------------
                       NET ASSETS --                                     100.0%                  $331,401,227
                                                                         ======                  =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              (1) A substantial number of the Portfolio's holdings were valued using fair value procedures at July 31, 2005. At July 31, 2005, the aggregate value of these securities was $311,090,520 representing 93.9% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------
    174

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    Alliance Capital Management L.P.
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks........................................      8.6%
    Energy Services..............................      8.6
    Retail.......................................      8.1
    Medical Products.............................      7.7
    Health Services..............................      7.4
    Drugs........................................      6.7
    Financial Services...........................      5.7
    Food, Beverage & Tobacco.....................      5.2
    Electronics..................................      4.0
    Multi-Industry...............................      4.0
    Computers & Business Equipment...............      3.6
    Household Products...........................      3.5
    Insurance....................................      3.3
    Business Services............................      2.9
    Telecommunications...........................      2.8
    Computer Software............................      2.4
    Automotive...................................      2.0
    Machinery....................................      1.9
    Leisure & Tourism............................      1.8
    Internet Content.............................      1.6
    Aerospace & Military Technology..............      1.5
    Banks........................................      1.5
    Communication Equipment......................      1.5
    Metals & Minerals............................      1.3
    Housing......................................      1.0
    Broadcasting & Media.........................      0.6
    Time Deposit.................................      0.4
                                                     -----
                                                      99.6%
                                                     =====

COUNTRY ALLOCATION*
United States....................................     49.0%
United Kingdom...................................     10.1
Japan............................................      9.7
Switzerland......................................      8.8
France...........................................      6.3
Mexico...........................................      2.2
Australia........................................      1.9
Italy............................................      1.8
Germany..........................................      1.6
Bermuda..........................................      1.4
Panama...........................................      1.4
Spain............................................      1.2
Netherlands......................................      1.0
Ireland..........................................      0.9
Brazil...........................................      0.7
Taiwan...........................................      0.5
Greece...........................................      0.4
India............................................      0.4
Sweden...........................................      0.3
                                                     -----
                                                      99.6%
                                                     =====

* Calculated as a percentage of net assets.

                                                           ---------------------
                                                                          175

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    Alliance Capital Management, L.P.
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 96.1%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       AUSTRALIA -- 1.9%
                       Coles Myer, Ltd.(2).........................................     158,601   $  1,127,513
                       Rinker Group, Ltd.(2).......................................     258,485      2,931,798
                                                                                                  -------------
                                                                                                     4,059,311
                                                                                                  -------------
                       BERMUDA -- 1.4%
                       Esprit Holdings, Ltd.(2)....................................     424,000      3,148,847
                                                                                                  -------------
                       BRAZIL -- 0.7%
                       Petroleo Brasileiro SA ADR..................................      29,200      1,535,044
                                                                                                  -------------
                       FRANCE -- 6.3%
                       BNP Paribas SA(2)...........................................      38,926      2,807,197
                       Cap Gemini SA+(2)...........................................      32,277      1,080,251
                       Groupe Danone(2)............................................      25,728      2,537,411
                       Sanofi-Synthelabo SA(2).....................................      39,840      3,440,540
                       Total SA(2).................................................      16,041      4,009,609
                                                                                                  -------------
                                                                                                    13,875,008
                                                                                                  -------------
                       GERMANY -- 1.6%
                       SAP AG(2)...................................................      19,796      3,403,357
                                                                                                  -------------
                       GREECE -- 0.4%
                       OPAP SA(2)..................................................      28,347        922,532
                                                                                                  -------------
                       INDIA -- 0.4%
                       Infosys Technologies, Ltd.(2)...............................      16,963        884,696
                                                                                                  -------------
                       IRELAND -- 0.9%
                       Allied Irish Banks, PLC+(2).................................      91,605      2,018,136
                                                                                                  -------------
                       ITALY -- 1.8%
                       Eni SpA(2)..................................................     139,586      3,958,435
                                                                                                  -------------
                       JAPAN -- 9.7%
                       Canon, Inc.(2)..............................................      41,000      2,016,213
                       Denso Corp.(2)..............................................      92,500      2,232,972
                       Honda Motor Co., Ltd.(2)....................................      43,100      2,221,153
                       Hoya Corp.(2)...............................................      44,500      5,484,132
                       Keyence Corp.(2)............................................      11,000      2,638,624
                       Mitsubishi Corp.(2).........................................     221,700      3,165,517
                       Mitsubishi Tokyo Financial Group, Inc.+(2)..................         252      2,114,997
                       Nitto Denko Corp.(2)........................................      26,800      1,466,392
                                                                                                  -------------
                                                                                                    21,340,000
                                                                                                  -------------
                       MEXICO -- 2.2%
                       America Movil SA de CV, Series L ADR........................     159,600      3,552,696
                       Grupo Televisa SA Sponsored ADR.............................      20,600      1,358,982
                                                                                                  -------------
                                                                                                     4,911,678
                                                                                                  -------------
                       NETHERLANDS -- 1.0%
                       ING Groep NV(2).............................................      74,407      2,247,524
                                                                                                  -------------

---------------------
    176

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       PANAMA -- 1.4%
                       Carnival Corp. .............................................      58,100   $  3,044,440
                                                                                                  -------------
                       SPAIN -- 1.2%
                       Banco Bilbao Vizcaya Argentaria SA(2).......................     157,193      2,644,037
                                                                                                  -------------
                       SWEDEN -- 0.3%
                       Telefonaktiebolaget LM Ericsson, Class B+...................     163,808        563,134
                                                                                                  -------------
                       SWITZERLAND -- 9.0%
                       Compagnie Financiere Richemont AG, A(1).....................     101,197      3,557,913
                       Credit Suisse First Boston Nassau(1)........................     637,900        991,935
                       Credit Suisse Group+(2).....................................      62,837      2,624,785
                       Nobel Biocare AG(2).........................................       8,237      1,734,761
                       Novartis AG+(2).............................................      67,285      3,268,482
                       Roche Holding AG(2).........................................      34,111      4,631,127
                       UBS AG(2)...................................................      37,492      3,075,092
                                                                                                  -------------
                                                                                                    19,884,095
                                                                                                  -------------
                       UNITED KINGDOM -- 9.1%
                       Reckitt & Benckiser, PLC+(2)................................      68,635      2,057,940
                       Royal Bank of Scotland Group, PLC+(2).......................     126,459      3,757,392
                       SABMiller, PLC(2)...........................................     221,806      3,861,355
                       Standard Chartered, PLC(2)..................................     105,227      2,048,648
                       Tesco, PLC+(2)..............................................     890,177      5,082,891
                       WPP Group, PLC+(2)..........................................     299,127      3,163,298
                                                                                                  -------------
                                                                                                    19,971,524
                                                                                                  -------------
                       UNITED STATES -- 46.8%
                       ACE, Ltd. ..................................................      52,900      2,444,509
                       AFLAC, Inc. ................................................      56,600      2,552,660
                       Alcon, Inc. ................................................      17,300      1,981,715
                       Apple Computer, Inc.+.......................................      33,100      1,411,715
                       Caremark Rx, Inc.+..........................................     100,900      4,498,122
                       Citigroup, Inc. ............................................      96,530      4,199,055
                       Corning, Inc.+..............................................     103,700      1,975,485
                       Danaher Corp. ..............................................      74,700      4,142,115
                       Dell, Inc.+.................................................      21,600        874,152
                       EMC Corp.+..................................................     182,100      2,492,949
                       Fortune Brands, Inc. .......................................      40,300      3,810,365
                       General Electric Co. .......................................     165,500      5,709,750
                       Gilead Sciences, Inc.+......................................      74,700      3,347,307
                       Google, Inc., Class A+......................................      12,300      3,539,448
                       Halliburton Co. ............................................      86,800      4,865,140
                       Juniper Networks, Inc.+.....................................     133,200      3,195,468
                       Lehman Brothers Holdings, Inc. .............................      27,200      2,859,536
                       Lowe's Cos., Inc. ..........................................      73,600      4,873,792
                       Marvell Technology Group, Ltd.+.............................      85,400      3,731,126
                       Nabors Industries, Ltd.+....................................      68,300      4,470,235
                       Procter & Gamble Co. .......................................     100,200      5,574,126
                       Pulte Homes, Inc. ..........................................      24,000      2,246,880
                       St. Jude Medical, Inc.+.....................................     110,000      5,215,100
                       Target Corp. ...............................................      74,100      4,353,375
                       Texas Instruments, Inc. ....................................      33,900      1,076,664
                       United Technologies Corp. ..................................      65,400      3,315,780
                       UnitedHealth Group, Inc. ...................................     105,300      5,507,190
                       Wellpoint, Inc. ............................................      88,500      6,260,490
                       Zimmer Holdings, Inc.+......................................      30,200      2,487,272
                                                                                                  -------------
                                                                                                   103,011,521
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $174,573,857)......................                211,423,319
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       WARRANTS -- 1.9%                                                SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 1.0%
                       Deutsche Bank AG Expires 03/18/07 (Strike price $0.00)......     782,000   $  2,172,461
                                                                                                  -------------
                       UNITED STATES -- 0.9%
                       Merrill Lynch International & Co. Expires 11/21/05 (Strike
                         price $0.00)..............................................     959,000      2,047,150
                                                                                                  -------------
                       TOTAL WARRANTS (cost $4,394,096)............................                  4,219,611
                                                                                                  -------------

                                                                                     PRINCIPAL
                       EQUITY CERTIFICATES -- 1.2%                                     AMOUNT
                       ----------------------------------------------------------------------------------------
                       TAIWAN -- 0.6%
                       Hon Hai Precision Industry Co., Ltd.*.......................  $  210,235      1,179,966
                                                                                                  -------------
                       UNITED STATES -- 0.6%
                       Citigroup Global Markets Holdings, Inc.*....................     243,200      1,364,985
                                                                                                  -------------
                       TOTAL EQUITY CERTIFICATES (cost $1,809,627).................                  2,544,951
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $180,777,580)...                218,187,881
                                                                                                  -------------
                       SHORT-TERM INVESTMENT SECURITIES -- 0.4%
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.4%
                       Euro Time Deposit with State Street Bank & Trust Co. 1.15%
                         due 08/01/05 (cost $968,000)..............................     968,000        968,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $181,745,580)@                            99.6%                    219,155,881
                       Other assets less liabilities --                   0.4                         769,363
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $219,925,244
                                                                        ======                   =============

                      -----------------------------
                       +  Non-income producing security
                       # Security represents an investment in an affiliated company.
                       @  See Note 3 for cost of investments on a tax basis.
                       * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2005, the aggregate value of these securities was $2,544,951 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
                      (1) Consists of more than one class of securities traded
                          together as a unit.
                      (2) Security was valued using fair value procedures at
                          July 31, 2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.

                       See Notes to Financial Statements

---------------------
    178

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks........................................     15.5%
    Energy Services..............................      8.8
    Repurchase Agreement.........................      7.5
    Telecommunications...........................      6.8
    Drugs........................................      6.2
    Food, Beverage & Tobacco.....................      5.3
    Metals & Minerals............................      4.5
    Automotive...................................      3.7
    Insurance....................................      3.4
    Business Services............................      3.4
    Chemicals....................................      2.8
    Electronics..................................      2.7
    Financial Services...........................      2.5
    Real Estate Companies........................      2.4
    Retail.......................................      1.9
    Transportation...............................      1.9
    Machinery....................................      1.6
    Multi-Industry...............................      1.5
    Leisure & Tourism............................      1.3
    Broadcasting & Media.........................      1.2
    Entertainment Products.......................      1.1
    Gas & Pipeline Utilities.....................      1.0
    Energy Sources...............................      1.0
    Housing......................................      1.0
    Computers & Business Equipment...............      0.9
    Household Products...........................      0.9
    Computer Software............................      0.9
    Electric Utilities...........................      0.8
    Apparel & Textiles...........................      0.7
    Medical Products.............................      0.7
    Aerospace & Military Technology..............      0.6
    Electrical Equipment.........................      0.6
    Forest Products..............................      0.6
    Telephone....................................      0.3
    Internet Content.............................      0.2
    Building Materials...........................      0.2
    Real Estate Investment Trusts................      0.2
    Retail Grocery...............................      0.1
    Computer Services............................      0.1
    Internet Software............................      0.1
                                                      -----
                                                      96.9%
                                                      =====

COUNTRY ALLOCATION*
Japan............................................     22.3%
United Kingdom...................................     20.0
Germany..........................................      9.4
United States....................................      7.7
France...........................................      6.0
Switzerland......................................      5.7
Australia........................................      4.1
Hong Kong........................................      3.5
Netherlands......................................      2.9
Spain............................................      2.8
Italy............................................      2.0
Sweden...........................................      1.8
Singapore........................................      1.5
Finland..........................................      1.3
Russia...........................................      0.9
Austria..........................................      0.7
Belgium..........................................      0.7
Malaysia.........................................      0.7
Brazil...........................................      0.5
Denmark..........................................      0.5
Ireland..........................................      0.5
Norway...........................................      0.5
Greece...........................................      0.3
Portugal.........................................      0.2
Bermuda..........................................      0.2
Luxembourg.......................................      0.1
Cayman Island....................................      0.1
                                                      -----
                                                      96.9%
                                                      =====

* Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                       VALUE
                       COMMON STOCK -- 88.7%                                           SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 4.1%
                       Alumina, Ltd. ..............................................       52,297   $    228,806
                       Amcor, Ltd. ................................................       40,608        215,428
                       AMP, Ltd.+..................................................       27,087        138,217
                       Australia & New Zealand Banking Group, Ltd. ................       29,452        476,680
                       Australian Gas Light Co., Ltd. .............................        9,471        102,376
                       BHP Billiton, Ltd. .........................................      161,702      2,392,777
                       BHP Steel, Ltd. ............................................       33,039        234,650
                       Boral, Ltd. ................................................       26,902        136,218
                       Brambles Industries, Ltd. ..................................       20,164        126,308
                       Coca-Cola Amatil, Ltd. .....................................       10,455         61,699
                       Coles Myer, Ltd. ...........................................       21,879        155,540
                       Commonwealth Bank of Australia..............................       24,337        716,969
                       CSL, Ltd. ..................................................        1,764         46,292
                       CSR, Ltd. ..................................................       43,640         86,161
                       Foster's Group, Ltd. .......................................       41,581        171,329
                       Insurance Australia Group, Ltd. ............................       34,616        159,404
                       James Hardie Industries NV..................................       21,511        142,699
                       John Fairfax Holdings, Ltd. ................................       20,435         67,848
                       Leighton Holdings, Ltd. ....................................        4,415         41,997
                       Lend Lease Corp., Ltd. .....................................        8,445         83,610
                       Macquarie Bank, Ltd. .......................................        4,257        201,808
                       Macquarie Infrastructure Group..............................       46,097        138,660
                       Mayne Nickless, Ltd. .......................................       18,338         67,862
                       National Australia Bank, Ltd. ..............................       32,344        763,812
                       Newcrest Mining, Ltd. ......................................       14,978        184,876
                       OMV AG......................................................       12,389        576,756
                       OneSteel, Ltd. .............................................       23,737         48,753
                       Orica, Ltd. ................................................       12,911        185,767
                       Origin Energy, Ltd. ........................................      117,743        650,088
                       Pacific Dunlop, Ltd. .......................................        3,411         26,328
                       Paperlinx, Ltd. ............................................       19,267         51,315
                       Patrick Corp., Ltd. ........................................       19,053         83,493
                       QBE Insurance Group, Ltd. ..................................       13,866        176,980
                       Rinker Group, Ltd. .........................................       42,922        486,831
                       Rio Tinto, Ltd. ............................................       14,025        518,218
                       Santos, Ltd. ...............................................       88,189        717,001
                       Sonic Healthcare, Ltd. .....................................        2,396         23,166
                       Southcorp, Ltd.(1)+.........................................       12,444         39,944
                       Stockland Trust Group.......................................          736          3,192
                       Suncorp-Metway, Ltd. .......................................       11,162        172,424
                       TABCORP Holdings, Ltd. .....................................        8,263         99,568
                       Telstra Corp., Ltd. ........................................       43,967        168,918
                       Transurban Group............................................       11,545         62,355
                       Wesfarmers, Ltd. ...........................................        7,653        230,059
                       Westpac Banking Corp., Ltd. ................................       34,417        513,087
                       WMC Resources, Ltd.(1)+.....................................       48,739        288,172
                       Woodside Petroleum, Ltd. ...................................       70,360      1,600,916
                       Woolworths, Ltd. ...........................................       20,444        252,919
                                                                                                   -------------
                                                                                                     14,118,276
                                                                                                   -------------

---------------------
    180

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       AUSTRIA -- 0.7%
                       Bank Austria Creditanstalt AG...............................        2,786   $    295,322
                       Boehler-Uddeholm AG.........................................          503         76,129
                       Erste Bank der oesterreichischen Sparkassen AG..............       19,638        999,899
                       Flughafen Wien AG...........................................        1,865        119,960
                       Immofinanz Immobilien Anlagen AG+...........................       20,815        191,296
                       Mayr-Melnhof Karton AG......................................          817        117,007
                       Radex Heraklith Industriebeteiligungs AG+...................        1,617         48,446
                       Telekom Austria AG..........................................       12,550        252,848
                       Voestalpine AG..............................................        1,051         77,718
                       Wienerberger AG.............................................        2,454        113,800
                                                                                                   -------------
                                                                                                      2,292,425
                                                                                                   -------------
                       BELGIUM -- 0.7%
                       AGFA-Gevaert NV.............................................        2,068         57,286
                       Bekaert SA..................................................          183         14,388
                       Belgacom SA.................................................        3,735        132,037
                       Cumerio.....................................................          798         13,279
                       Dexia.......................................................       22,191        500,439
                       Electrabel SA...............................................          474        215,559
                       Fortis......................................................       30,366        886,414
                       Inbev NV....................................................        1,616         59,995
                       KBC Groupe SA...............................................        3,061        243,524
                       Solvay SA...................................................        1,506        162,491
                       UCB SA......................................................        2,818        151,843
                       Umicore.....................................................          798         70,380
                                                                                                   -------------
                                                                                                      2,507,635
                                                                                                   -------------
                       BERMUDA -- 0.2%
                       Esprit Holdings, Ltd. ......................................       81,019        601,690
                       Kerry Properties, Ltd. .....................................       25,576         65,918
                       Ship Finance International, Ltd. ...........................          458          8,610
                       Yue Yuen Industrial Holdings, Ltd. .........................       48,000        151,167
                                                                                                   -------------
                                                                                                        827,385
                                                                                                   -------------
                       BRAZIL -- 0.0%
                       Companhia de Bebidas das Americas...........................       75,118         18,713
                       Companhia Brasileira de Distribuicao Grupo Pao de Acucar
                         Sponsored ADR.............................................          300          6,564
                       Companhia Siderurgica Nacional SA...........................        1,861         34,964
                       Souza Cruz SA...............................................        2,000         23,477
                       Uniao de Bancos Brasileiros SA GDR..........................        1,750         64,382
                                                                                                   -------------
                                                                                                        148,100
                                                                                                   -------------
                       CAYMAN ISLAND -- 0.1%
                       Hutchison Telecommunications International, Ltd.+...........      110,000        125,800
                       Kingboard Chemical Holdings, Ltd. ..........................       38,000        107,730
                                                                                                   -------------
                                                                                                        233,530
                                                                                                   -------------
                       DENMARK -- 0.5%
                       Danske Bank A/S.............................................       19,795        616,681
                       DSV A/S.....................................................          800         75,436
                       GN Store Nord A/S...........................................        9,400        104,433
                       Novo Nordisk A/S, Class B...................................        7,550        390,641
                       Novozymes A/S, Class B......................................        2,428        123,771
                       TDC A/S.....................................................        6,100        273,729
                       Vestas Wind Systems A/S+....................................        4,900         89,650
                                                                                                   -------------
                                                                                                      1,674,341
                                                                                                   -------------
                       FINLAND -- 1.3%
                       Cargotec Corp.+.............................................        1,366         40,476
                       Fortum Oyj..................................................        8,420        153,801
                       Kesko Oyj, Class B..........................................        6,336        172,459
                       Kone Oyj, Class B+..........................................        1,366         92,908

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       FINLAND (continued)
                       Metso Oyj...................................................        7,573   $    182,323
                       Neste Oil OYJ+..............................................        3,303         91,756
                       Nokia Oyj...................................................      151,303      2,413,110
                       Outokumpu Oyj...............................................        8,315        114,414
                       Sampo Oyj, Class A..........................................       11,042        168,949
                       Stora Enso Oyj..............................................       23,255        307,477
                       TietoEnator Oyj.............................................        5,549        180,253
                       UPM-Kymmene Oyj.............................................       19,440        377,067
                       Uponor Oyj..................................................        1,067         21,068
                       Wartsila Oyj, Class B.......................................        1,696         52,183
                                                                                                   -------------
                                                                                                      4,368,244
                                                                                                   -------------
                       FRANCE -- 6.0%
                       Accor SA....................................................        8,228        418,016
                       Alcatel SA+.................................................       40,824        495,901
                       Alstom+.....................................................      124,832        127,131
                       Atos Origin SA+.............................................          413         29,443
                       Autoroutes du Sud de la France..............................        2,777        157,994
                       AXA SA+.....................................................       29,215        795,543
                       BNP Paribas SA..............................................       26,177      1,887,787
                       Bouygues SA.................................................        6,420        280,374
                       Business Objects SA+........................................        1,235         40,800
                       Cap Gemini SA+..............................................        2,957         98,965
                       Carrefour SA................................................        6,477        304,918
                       Cie de Saint-Gobain SA......................................        8,494        508,620
                       CNP Assurances..............................................        1,506        101,226
                       Credit Agricole SA..........................................       10,853        296,783
                       Dassault Systemes SA........................................        1,145         58,505
                       Essilor International SA+...................................          754         54,684
                       Establissements Economiques du Casino Guichard-Perrachon
                         SA........................................................          316         22,073
                       France Telecom SA...........................................       38,601      1,188,602
                       Gecina SA...................................................        1,481        167,354
                       Groupe Danone...............................................        3,938        388,383
                       Hermes International........................................          211         43,688
                       Imerys SA...................................................        1,392        102,272
                       Klepierre...................................................        1,249        119,956
                       L'Air Liquide SA............................................        4,012        711,332
                       Lafarge SA..................................................        6,092        575,179
                       Lagardere SCA...............................................        3,012        216,944
                       LVMH Moet Henessy Louis Vuitton SA..........................        5,200        431,055
                       Michelin SA, Class B........................................        2,309        142,014
                       Neopost SA..................................................        1,152        107,126
                       Pinault-Printemps-Redoute SA................................        1,345        135,422
                       Peugeot SA..................................................        2,629        168,747
                       Publicis Groupe.............................................        2,001         67,895
                       Renault SA..................................................        2,706        247,383
                       Sagem SA....................................................        1,739         38,513
                       Sanofi-Synthelabo SA(2).....................................       27,157      2,345,250
                       Schneider Electric SA.......................................        5,897        462,803
                       Societe BIC SA..............................................        1,367         76,935
                       Societe Generale, Class A...................................       10,273      1,120,739
                       Societe Television Francaise(1).............................        2,466         68,669
                       Sodexho Alliance SA.........................................        4,236        150,888
                       STMicroelectronics NV.......................................        6,570        112,586
                       Suez SA.....................................................       15,506        424,783
                       Technip SA..................................................        1,196         64,074
                       Thales SA...................................................        3,391        137,402
                       Thomson.....................................................        5,184        117,191
                       Total SA(2).................................................       15,941      3,984,613
                       Unibail.....................................................        2,019        278,717

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    182

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       FRANCE (continued)
                       Valeo SA....................................................        1,692   $     71,521
                       Veolia Environnement........................................        3,248        125,710
                       Vinci SA....................................................        3,888        314,872
                       Vivendi Universal SA........................................       18,823        597,066
                       Zodiac SA...................................................          301         17,126
                                                                                                   -------------
                                                                                                     21,001,573
                                                                                                   -------------
                       GERMANY -- 9.2%
                       Adidas-Salomon AG...........................................        1,718        310,479
                       Allianz AG..................................................       19,014      2,408,255
                       Altana AG...................................................        4,556        238,793
                       BASF AG.....................................................       32,740      2,320,097
                       Bayer AG....................................................       40,521      1,445,506
                       Bayerische Hypo-und Vereinsbank AG+.........................       51,198      1,346,941
                       Beiersdorf AG...............................................        3,909        445,503
                       Celesio AG..................................................        1,366        109,720
                       Commerzbank AG..............................................       55,913      1,245,571
                       Continental AG..............................................        3,517        272,326
                       DaimlerChrysler AG..........................................       23,666      1,148,887
                       Deutsche Bank AG............................................       31,241      2,701,060
                       Deutsche Boerse AG..........................................       12,478      1,093,860
                       Deutsche Lufthansa AG.......................................       10,946        136,783
                       Deutsche Post AG+...........................................       36,093        894,081
                       Deutsche Telekom AG.........................................      117,081      2,321,183
                       Douglas Holding AG..........................................          836         32,067
                       E.ON AG(2)..................................................       32,145      2,975,960
                       Epcos AG+...................................................        2,015         29,737
                       Fresenius Medical Care AG...................................        2,635        230,011
                       HeidelbergCement AG.........................................        3,224        232,840
                       Hochtief AG.................................................          500         18,970
                       Hypo Real Estate Holdings AG................................       10,300        418,290
                       Infineon Technologies AG+...................................       17,521        172,478
                       KarstadtQuelle AG+..........................................          417          5,703
                       Lanxess AG+.................................................        1,612         46,436
                       Linde AG....................................................        6,911        485,352
                       MAN AG......................................................        5,465        254,022
                       Merck KGaA..................................................        2,733        243,320
                       Metro AG....................................................        8,345        418,584
                       Muenchener Rueckversicherungs-Gesellschaft AG...............        4,652        541,607
                       Puma AG.....................................................          606        151,859
                       RWE AG......................................................       18,973      1,267,008
                       SAP AG......................................................       11,300      1,942,712
                       Schering AG.................................................        8,935        561,092
                       Siemens AG..................................................       34,883      2,687,479
                       ThyssenKrupp AG.............................................       16,231        303,941
                       TUI AG......................................................        9,142        239,039
                       Volkswagen AG...............................................        6,173        334,253
                       Wincor Nixdorf AG...........................................          750         68,202
                                                                                                   -------------
                                                                                                     32,100,007
                                                                                                   -------------
                       GREECE -- 0.3%
                       Alpha Bank AE...............................................        6,336        176,516
                       EFG Eurobank Ergasias SA....................................        3,749        118,467
                       National Bank of Greece SA..................................        8,110        296,697
                       OPAP SA.....................................................        6,300        205,029
                       Titan Cement Co. ...........................................        2,300         77,889
                                                                                                   -------------
                                                                                                        874,598
                                                                                                   -------------
                       HONG KONG -- 3.5%
                       ASM Pacific Technology, Ltd. ...............................        2,000          9,315
                       Bank of East Asia, Ltd. ....................................      133,119        403,066

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       HONG KONG (continued)
                       BOC Hong Kong (Holdings), Ltd. .............................      307,500   $    619,387
                       Cathay Pacific Airways, Ltd. ...............................       83,000        153,852
                       Cheung Kong Holdings, Ltd. .................................      131,000      1,406,994
                       Cheung Kong Infrastructure Holdings, Ltd. ..................       44,000        137,401
                       CLP Holdings, Ltd. .........................................      137,200        791,825
                       Hang Lung Properties, Ltd. .................................      159,000        251,352
                       Hang Seng Bank, Ltd. .......................................       57,300        791,831
                       Henderson Land Development Co., Ltd. .......................       57,000        288,282
                       Hong Kong & China Gas Co., Ltd. ............................      329,754        686,290
                       Hong Kong Electric Holdings, Ltd. ..........................      117,000        556,020
                       Hong Kong Exchanges & Clearing, Ltd. .......................       88,000        274,197
                       Hopewell Holdings, Ltd. ....................................       51,000        132,446
                       Hutchison Whampoa, Ltd. ....................................      177,500      1,728,526
                       Hysan Development Co., Ltd. ................................       52,889        124,021
                       Johnson Electric Holdings, Ltd. ............................      129,300        123,358
                       Li & Fung, Ltd. ............................................      132,000        276,327
                       MTR Corp., Ltd. ............................................      113,769        235,157
                       New World Development Co., Ltd. ............................      187,488        248,272
                       PCCW, Ltd. .................................................      303,130        203,861
                       Shangri-La Asia, Ltd. ......................................       84,151        148,100
                       Sino Land Co., Ltd. ........................................      105,615        124,413
                       South China Morning Post Holdings, Ltd. ....................       14,000          6,210
                       Sun Hung Kai Properties, Ltd.+..............................      106,000      1,092,419
                       Swire Pacific Ltd., Class A.................................       72,500        691,195
                       Techtronic Industries Co. ..................................       73,000        180,518
                       Television Broadcasting, Ltd. ..............................       23,000        138,448
                       Wharf Holdings, Ltd. .......................................      104,742        390,740
                                                                                                   -------------
                                                                                                     12,213,823
                                                                                                   -------------
                       IRELAND -- 0.5%
                       Allied Irish Banks, PLC.....................................       26,046        563,334
                       Bank of Ireland.............................................       30,419        503,885
                       CRH, PLC....................................................       19,613        559,451
                       DCC, PLC....................................................          950         21,067
                       Elan Corp., PLC+............................................        9,600         70,223
                       Independent News Media, PLC.................................        7,600         23,555
                       Irish Life & Permanent, PLC.................................        1,300         23,721
                                                                                                   -------------
                                                                                                      1,765,236
                                                                                                   -------------
                       ITALY -- 2.0%
                       Alleanza Assicurazioni SpA..................................        5,666         65,096
                       Assicurazione Generali SpA..................................        8,592        280,637
                       Autogrill SpA...............................................        5,083         71,826
                       Autostrade Meridionali SpA..................................       10,316        259,630
                       Banca Antonveneta SpA.......................................        1,060         32,366
                       Banca Fideuram SpA..........................................        2,017         10,257
                       Banca Intesa SpA............................................        9,550         43,733
                       Banca Monte dei Paschi di Siena SpA.........................       10,459         39,609
                       Banca Nazionale del Lavoro SpA+.............................       11,348         36,671
                       Banca Popolare di Milano SpA................................        3,981         39,220
                       Banche Popolari Unite Scrl..................................        1,514         30,605
                       Banco Popolare di Verona e Novara Scrl......................        8,460        151,203
                       Benetton Group SpA..........................................        1,455         14,449
                       Capitlia SpA................................................        7,294         42,330
                       Enel SpA....................................................       27,844        238,246
                       Eni SpA.....................................................       73,931      2,096,565
                       Fiat SpA+...................................................        8,612         72,698
                       Finmeccanica SpA............................................        8,975        163,546
                       IntesaBci SpA...............................................       83,987        407,498
                       Italcementi SpA.............................................        1,055         17,055
                       Luxottica Group SpA.........................................        3,676         84,571

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    184

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       ITALY (continued)
                       Mediaset SpA................................................        9,106   $    110,861
                       Mediobanca SpA..............................................        5,759        109,805
                       Mediolanum SpA..............................................        1,516          9,949
                       Pirelli & C. SpA............................................       76,954         81,186
                       Riunione Adriatica di Sicurta SpA...........................        3,122         62,353
                       Sanpaolo IMI SpA............................................       32,301        466,929
                       Seat Pagine Gialle SpA+.....................................       49,081         21,639
                       Snam Rete Gas SpA...........................................        4,491         24,645
                       Telecom Italia RNC..........................................      161,308        433,562
                       Telecom Italia SpA..........................................      279,122        910,903
                       Tiscali SpA+................................................        1,975          6,033
                       UniCredito Italiano SpA.....................................      106,213        561,449
                                                                                                   -------------
                                                                                                      6,997,125
                                                                                                   -------------
                       JAPAN -- 22.3%
                       77 Bank, Ltd. ..............................................       15,000         88,284
                       Acom Co., Ltd. .............................................        3,500        219,397
                       Advantest Corp. ............................................        3,100        246,634
                       Aeon Credit Service Co., Ltd. ..............................        1,100         67,295
                       AIFUL Corp.+................................................        3,050        219,904
                       Ajinomoto Co., Inc. ........................................       28,000        295,363
                       ALPS Electric Co., Ltd. ....................................        7,000        104,618
                       AMADA Co., Ltd. ............................................        8,000         57,103
                       Asahi Breweries, Ltd. ......................................       16,400        184,306
                       Asahi Glass Co., Ltd. ......................................       48,200        463,894
                       Asahi Kasei Corp. ..........................................       50,000        224,478
                       Asatsu-DK, Inc. ............................................        1,100         30,799
                       Bank of Fukuoka, Ltd. ......................................       25,000        143,606
                       Bank of Yokohama, Ltd. .....................................       55,000        310,242
                       Benesse Corp. ..............................................        2,200         72,863
                       Bridgestone Corp. ..........................................       40,400        784,749
                       Canon, Inc. ................................................       34,600      1,701,487
                       Casio Computer Co., Ltd. ...................................       15,600        199,894
                       Central Japan Railway Co. ..................................           63        454,068
                       Chiba Bank, Ltd. ...........................................       33,000        211,491
                       Chubu Electric Power Co., Inc. .............................       20,300        490,184
                       Chugai Pharmaceutical Co., Ltd. ............................       10,505        177,760
                       Citizen Watch Co., Ltd. ....................................       12,000        106,062
                       Coca Cola West Japan........................................          600         12,909
                       Comsys Holdings Corp. ......................................        1,000          9,448
                       Credit Saison Co., Ltd. ....................................        6,600        219,135
                       CSK Corp. ..................................................        3,800        140,690
                       Dai Nippon Printing Co., Ltd. ..............................       18,400        287,933
                       Daicel Chemical Industries, Ltd. ...........................        4,000         22,367
                       Daiichi Pharmaceutical Co., Ltd. ...........................       11,400        259,908
                       Daikin Industries, Ltd. ....................................       13,400        324,485
                       Daimaru, Inc. ..............................................       11,000         99,868
                       Dainippon Ink & Chemicals, Inc. ............................       26,000         79,056
                       Daito Trust Construction Co., Ltd. .........................        4,500        166,082
                       Daiwa Bank Holdings, Inc.+..................................      208,000        364,474
                       Daiwa House Industry Co., Ltd. .............................       24,400        273,988
                       Daiwa Securities Group, Inc. ...............................      144,000        844,917
                       Denki Kagaku Kogyo Kabushiki Kaisha.........................       17,000         61,664
                       Denso Corp. ................................................       28,609        690,628
                       Dowa Mining Co., Ltd. ......................................       23,000        156,288
                       East Japan Railway Co. .....................................          147        719,191
                       Ebara Corp. ................................................       12,600         50,634
                       Eisai Co., Ltd.+............................................       13,000        440,896
                       FamilyMart Co., Ltd. .......................................        2,400         69,837
                       Fanuc, Ltd. ................................................        7,200        509,517

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Fast Retailing Co., Ltd. ...................................        4,000   $    234,417
                       Fuji Photo Film Co., Ltd. ..................................       19,600        610,489
                       Fuji Television Network, Inc. ..............................           18         34,892
                       Fujikura, Ltd. .............................................        6,000         29,947
                       Fujitsu, Ltd. ..............................................       75,400        419,096
                       Furukawa Electric Co., Ltd.+................................       22,600         99,452
                       Hankyu Department Stores, Inc. .............................        4,000         27,244
                       Hirose Electric Co., Ltd. ..................................        1,400        145,387
                       Hitachi, Ltd. ..............................................      136,800        831,813
                       Hokkaido Electric Power Co., Ltd............................        1,000         20,722
                       Hokuhoku Financial Group, Inc. .............................       44,000        125,558
                       Honda Motor Co., Ltd. ......................................       42,352      2,182,605
                       Hoya Corp. .................................................        4,450        548,413
                       Isetan Co., Ltd. ...........................................        7,000         97,087
                       Ishikawajima-Harima Heavy Industries Co., Ltd.+.............       31,000         47,133
                       Ito En, Ltd. ...............................................          900         44,106
                       Ito-Yokado Co., Ltd. .......................................       13,600        448,867
                       Itochu Corp. ...............................................       48,000        249,593
                       Itochu Technology-Science Corp. ............................        1,700         56,064
                       Japan Airlines Systems Corp. ...............................       37,000         98,771
                       Japan Real Estate Investment Corp. .........................           12        102,601
                       Japan Tobacco, Inc. ........................................           39        554,936
                       JFE Holdings, Inc. .........................................       24,400        631,245
                       JGC Corp. ..................................................        5,000         62,126
                       Joyo Bank, Ltd. ............................................       32,000        154,681
                       JSR Corp. ..................................................        6,000        118,775
                       Jusco Co., Ltd. ............................................       17,600        284,158
                       Kajima Corp. ...............................................       44,800        162,107
                       Kamigumi Co., Ltd. .........................................        1,000          7,620
                       Kaneka Corp. ...............................................       10,000        112,910
                       Kansai Electric Power Co., Inc. ............................       34,300        722,973
                       Kao Corp. ..................................................       28,800        658,123
                       Kawasaki Heavy Industries, Ltd. ............................       32,000         63,313
                       Kawasaki Kisen Kaisha, Ltd. ................................        3,000         18,400
                       Keihin Electric Express Railway Co., Ltd. ..................       17,000        100,150
                       Keio Teito Electric Railway Co., Ltd. ......................        7,000         36,628
                       Keyence Corp. ..............................................        1,400        335,825
                       Kikkoman Corp. .............................................        5,000         44,963
                       Kinden Corp. ...............................................        1,000          7,322
                       Kinki Nippon Railway Co., Ltd. .............................       67,500        207,949
                       Kirin Brewery Co., Ltd. ....................................       40,800        380,420
                       Kobe Steel, Ltd. ...........................................      125,000        256,554
                       Kokuyo Co., Ltd. ...........................................        2,000         26,673
                       Komatsu, Ltd. ..............................................       42,800        403,670
                       Konami Co., Ltd. ...........................................        4,400         95,998
                       Konica Corp. ...............................................       19,000        173,627
                       Koyo Seiko Co., Ltd. .......................................        1,000         14,012
                       Kubota Corp. ...............................................       57,000        331,430
                       Kuraray Co., Ltd. ..........................................       14,000        125,481
                       Kurita Water Industries, Ltd. ..............................        3,000         47,333
                       Kyocera Corp. ..............................................        6,900        483,623
                       Kyowa Hakko Kogyo Co., Ltd. ................................           16            105
                       Kyushu Electric Power Co., Inc. ............................       10,200        219,528
                       Lawson, Inc. ...............................................        2,200         78,874
                       Mabuchi Motor Co., Ltd. ....................................        1,300         72,144
                       Marubeni Corp. .............................................       47,200        174,381
                       Marui Co., Ltd. ............................................       17,500        255,903
                       Matsushita Electric Industrial Co., Ltd. ...................       90,000      1,460,701
                       Matsushita Electric Works, Ltd. ............................        5,000         41,837
                       Meiji Dairies Corp. ........................................        8,000         44,004

---------------------
    186

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Meiji Seika Kaisha, Ltd. ...................................       10,000   $     50,439
                       Meitec Corp. ...............................................        1,000         30,296
                       Millea Holdings, Inc. ......................................           52        679,972
                       Minebea Co., Ltd. ..........................................       10,000         41,787
                       Mitsubishi Chemical Corp. ..................................       67,000        195,696
                       Mitsubishi Corp. ...........................................       47,000        671,084
                       Mitsubishi Electric Corp. ..................................       79,800        418,397
                       Mitsubishi Estate Co., Ltd. ................................       67,000        741,222
                       Mitsubishi Heavy Industries, Ltd. ..........................      136,400        341,184
                       Mitsubishi Logistics Corp. .................................        3,000         30,770
                       Mitsubishi Materials Corp. .................................       77,000        190,995
                       Mitsubishi Rayon Co., Ltd. .................................       19,000         75,856
                       Mitsubishi Tokyo Financial Group, Inc.+.....................          188      1,577,855
                       Mitsui & Co., Ltd. .........................................       56,600        545,489
                       Mitsui Chemicals, Inc. .....................................       19,000        115,044
                       Mitsui Fudosan Co., Ltd. ...................................       57,000        645,905
                       Mitsui Marine & Fire Co., Ltd. .............................      106,000        936,277
                       Mitsui Mining & Smelting Co., Ltd. .........................       46,000        220,840
                       Mitsui O.S.K. Lines, Ltd. ..................................        5,000         32,042
                       Mitsui Trust Holdings, Inc. ................................       65,518        658,995
                       Mitsukoshi, Ltd. ...........................................       15,000         70,418
                       Mizuho Finance..............................................          460      2,062,152
                       Murata Manufacturing Co., Ltd. .............................        9,800        473,844
                       Namco, Ltd. ................................................        3,000         43,235
                       NEC Corp. ..................................................       68,800        349,543
                       Nec Electronics.............................................        2,000         69,606
                       Net One Systems Co., Ltd. ..................................           27         69,136
                       NGK Insulators, Ltd. .......................................       16,400        164,774
                       NGK Spark Plug Co., Ltd. ...................................        9,000        119,621
                       Nidec Corp. ................................................        1,900        205,406
                       Nikko Securities Co., Ltd. .................................       53,000        225,457
                       Nikon Corp. ................................................       12,000        134,409
                       Nintendo Co., Ltd. .........................................        4,700        493,067
                       Nippon Building Fund, Inc. .................................           11         95,069
                       Nippon Express Co., Ltd. ...................................       35,400        151,382
                       Nippon Meat Packers, Inc. ..................................       12,400        141,587
                       Nippon Mining Holdings, Inc. ...............................       14,000         82,531
                       Nippon Mitsubishi Oil Corp. ................................       68,200        463,554
                       Nippon Sheet Glass Co., Ltd. ...............................       15,000         61,887
                       Nippon Steel Corp. .........................................      321,000        806,488
                       Nippon Telegraph & Telephone Corp. .........................          325      1,427,324
                       Nippon Unipac Holding, Inc. ................................           32        114,082
                       Nippon Yusen Kabushiki Kaisha...............................       50,000        287,373
                       Nishimatsu Construction Co., Ltd. ..........................        1,000          3,578
                       Nissan Chemical Industries, Ltd. ...........................        4,000         45,907
                       Nissan Motor Co., Ltd. .....................................      120,500      1,251,210
                       Nisshin Seifun Group, Inc. .................................        6,000         63,056
                       Nisshinbo Industries, Inc. .................................        2,000         16,298
                       Nissin Food Products Co., Ltd. .............................        3,200         79,487
                       Nitto Denko Corp. ..........................................        9,400        514,332
                       Nomura Research Institute, Ltd. ............................        1,000         96,990
                       Nomura Securities Co., Ltd. ................................       86,000      1,018,263
                       NSK, Ltd. ..................................................       27,000        142,360
                       NTN Corp. ..................................................       15,000         84,425
                       NTT Data Corp. .............................................           68        224,877
                       NTT DoCoMo, Inc. ...........................................          375        580,083
                       Obayashi Corp. .............................................       24,000        133,739
                       OBIC Co., Ltd. .............................................          400         68,751
                       Oji Paper Co., Ltd. ........................................       44,800        224,663
                       Oki Electric Industry Co., Ltd. ............................       25,000         81,830

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Olympus Optical Co., Ltd. ..................................        5,000   $    100,247
                       Omron Corp. ................................................        9,000        191,386
                       Onward Kashiyama Co., Ltd. .................................        6,000         81,369
                       Oracle Corp. Japan..........................................        1,800         79,172
                       Oriental Land Co., Ltd. ....................................        3,000        174,701
                       Orix Corp.+.................................................        3,900        576,358
                       Osaka Gas Co., Ltd. ........................................       99,200        312,392
                       Pioneer Corp. ..............................................        6,751         98,655
                       Promise Co., Ltd. ..........................................        4,200        255,431
                       Ricoh Co., Ltd. ............................................       28,000        426,320
                       Rohm Co., Ltd. .............................................        4,400        398,981
                       Sanden Corp. ...............................................        1,000          4,366
                       Sankyo Co., Ltd. ...........................................       18,504        363,823
                       Sanyo Electric Co., Ltd. ...................................       71,000        174,793
                       Sapporo Breweries, Ltd. ....................................        8,000         35,231
                       SECOM Co., Ltd. ............................................        6,000        266,231
                       Seiko Epson Corp. ..........................................        3,800        111,544
                       Sekisui Chemical Co., Ltd. .................................       13,000         83,797
                       Sekisui House, Ltd. ........................................       28,400        285,330
                       Seven-Eleven Japan Co., Ltd. ...............................       16,000        445,278
                       Sharp Corp. ................................................       37,800        571,499
                       Shimachu Co., Ltd. .........................................        2,400         59,102
                       Shimamura Co., Ltd. ........................................          900         72,288
                       Shimano, Inc. ..............................................        4,700        148,806
                       Shimizu Corp. ..............................................       34,000        162,009
                       Shin-Etsu Chemical Co., Ltd. ...............................       17,448        660,866
                       Shinsei Bank................................................       25,000        134,254
                       Shionogi & Co., Ltd. .......................................       15,000        185,043
                       Shiseido Co., Ltd. .........................................       14,600        198,875
                       Shizuoka Bank, Ltd. ........................................       26,000        218,704
                       Showa Denko K.K. ...........................................       26,000         65,425
                       Showa Shell Sekiyu K.K. ....................................        8,000         86,229
                       Skylark Co., Ltd. ..........................................        5,000         72,172
                       SMC Corp. ..................................................        2,500        283,822
                       Softbank Corp. .............................................       10,900        443,617
                       Sompo Japan Insurance, Inc. ................................       37,000        349,277
                       Sony Corp. .................................................       31,847      1,040,112
                       Stanley Electric Co., Ltd. .................................        2,000         31,425
                       Sumitomo Bakelite Co., Ltd. ................................        4,000         24,681
                       Sumitomo Chemical Co., Ltd. ................................       55,400        281,058
                       Sumitomo Corp. .............................................       32,400        273,040
                       Sumitomo Electric Industries, Ltd. .........................       24,200        269,200
                       Sumitomo Heavy Industries, Ltd. ............................       11,000         52,707
                       Sumitomo Metal Industries, Ltd. ............................      189,000        340,580
                       Sumitomo Metal Mining Co., Ltd. ............................       43,400        299,773
                       Sumitomo Mitsui Financial Group, Ltd. ......................          193      1,271,636
                       Sumitomo Realty & Development Co., Ltd. ....................       23,000        252,116
                       Sumitomo Trust & Banking Co., Ltd. .........................       67,000        412,811
                       Taiheiyo Cement Corp. ......................................       26,000         74,984
                       Taisei Corp. ...............................................       17,000         56,374
                       Taisho Pharmaceutical Co., Ltd. ............................        5,412        106,118
                       Taiyo Yuden Co., Ltd. ......................................        4,000         45,255
                       Takara Holdings, Inc. ......................................        5,000         31,254
                       Takashimaya Co., Ltd. ......................................       16,000        154,621
                       Takeda Chemical Industries, Ltd. ...........................       44,001      2,249,707
                       Takefuji Corp.+.............................................        3,070        198,749
                       TDK Corp. ..................................................        5,200        357,175
                       Teijin, Ltd. ...............................................       35,800        163,312
                       Teikoku Oil Co., Ltd. ......................................        4,000         30,008
                       Terumo Corp. ...............................................        8,300        232,453

---------------------
    188

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       THK Co., Ltd. ..............................................          600   $     13,261
                       TIS, Inc. ..................................................        2,002         58,452
                       Tobu Railway Co., Ltd. .....................................       36,200        134,244
                       Toho Co., Ltd. .............................................        3,000         44,906
                       Tohoku Electric Power Co., Inc. ............................       19,900        437,004
                       Tokyo Broadcasting System, Inc. ............................        4,000         68,589
                       Tokyo Corp. ................................................       41,000        175,719
                       Tokyo Electric Power Co., Inc. .............................       49,900      1,192,963
                       Tokyo Electron, Ltd. .......................................        7,600        408,610
                       Tokyo Gas Co., Ltd. ........................................      104,400        379,731
                       TonenGeneral Sekiyu K.K. ...................................        4,000         42,405
                       Toppan Printing Co., Ltd. ..................................       17,200        167,293
                       Toray Industries, Inc. .....................................       49,100        229,640
                       Toshiba Corp. ..............................................      122,000        473,972
                       Tosoh Corp. ................................................       19,000         74,764
                       Tostem Inax Holding Corp. ..................................        7,000        113,710
                       Toto, Ltd. .................................................       19,200        147,679
                       Toyo Seikan Kaisha, Ltd. ...................................        8,000        122,924
                       Toyobo Co., Ltd. ...........................................        3,000          6,908
                       Toyoda Gosei Co., Ltd. .....................................          600         10,355
                       Toyota Industries Corp. ....................................        4,150        118,082
                       Toyota Motor Corp. .........................................      118,100      4,475,390
                       Trend Micro, Inc. ..........................................        4,500        161,198
                       UFJ Holdings, Inc.+.........................................          175        897,656
                       Uni-Charm Corp. ............................................        1,500         57,762
                       Uniden Corp. ...............................................        3,000         48,723
                       UNY Co., Ltd. ..............................................        5,000         52,869
                       USS Co., Ltd. ..............................................        1,000         66,703
                       Wacoal Corp. ...............................................        3,000         37,076
                       West Japan Railway Co. .....................................           15         50,120
                       World Co., Ltd. ............................................        1,200         49,700
                       Yahoo Japan Corp. ..........................................          164        352,820
                       Yakult Honsha Co., Ltd. ....................................        4,000         72,565
                       Yamada Denki Co., Ltd. .....................................        4,600        259,688
                       Yamaha Corp. ...............................................        5,000         80,444
                       Yamaha Motor Co., Ltd. .....................................        2,000         37,067
                       Yamanouchi Pharmaceutical Co., Ltd. ........................       24,201        785,919
                       Yamato Transport Co., Ltd. .................................       12,000        158,833
                       Yamazaki Baking Co., Ltd. ..................................        4,000         32,889
                       Yokogawa Electric Corp. ....................................        9,000        111,204
                                                                                                   -------------
                                                                                                     77,661,473
                                                                                                   -------------
                       LUXEMBOURG -- 0.1%
                       Arcelor.....................................................       17,205        369,347
                                                                                                   -------------
                       MALAYSIA -- 0.7%
                       AMMB Holdings BHD...........................................       78,100         58,082
                       Berjaya Sports Toto BHD.....................................       41,600         50,304
                       British American Tobacco Malaysia BHD.......................        8,900         94,943
                       Commerce Asset-Holding BHD..................................       74,600        110,340
                       Development & Commercial Bank Holdings BHD..................       74,000         46,344
                       Gamuda BHD..................................................       23,600         29,307
                       Genting BHD.................................................       20,000        106,637
                       Hong Leong Bank BHD.........................................       39,500         58,435
                       IOI Corp. BHD...............................................       39,000        114,313
                       Kuala Lumpur Kepong BHD.....................................       21,300         40,607
                       Magnum Corp. BHD............................................       35,100         19,911
                       Malakoff BHD................................................       33,000         68,645
                       Malayan Banking BHD.........................................       94,500        287,056
                       Malaysia International Shipping Corp. BHD...................       30,500        150,250

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       MALAYSIA (continued)
                       Maxis Communications BHD....................................       40,000   $    106,703
                       Nestle BHD..................................................        6,000         39,491
                       Oyl Industries BHD..........................................        4,400         41,918
                       Petronas Gas BHD............................................        8,000         17,801
                       PLUS Expressways BHD........................................       91,500         81,019
                       Proton Holdings BHD.........................................       14,000         34,281
                       Public Bank BHD.............................................       55,000        108,465
                       Resorts World BHD...........................................       26,000         74,122
                       Sime Darby BHD..............................................       76,300        124,989
                       SP Setia BHD................................................       41,600         47,712
                       Telekom Malaysia BHD........................................       47,000        136,432
                       Tenaga Nasional BHD.........................................       48,200        142,505
                       YTL Corp. BHD...............................................       49,066         73,289
                                                                                                   -------------
                                                                                                      2,263,901
                                                                                                   -------------
                       NETHERLANDS -- 2.9%
                       ABN AMRO Holding NV(2)......................................       59,922      1,495,268
                       Aegon NV....................................................       57,201        817,369
                       Akzo Nobel NV...............................................        9,676        397,526
                       ASML Holding NV+............................................       16,913        295,502
                       Corio NV....................................................        2,558        142,727
                       DSM NV......................................................        2,779        211,092
                       Euronext NV.................................................        3,052        119,693
                       European Aeronautic Defense and Space Co.+..................        7,939        266,147
                       Hagemeyer NV+...............................................        2,229          5,577
                       Heineken NV.................................................       17,551        557,888
                       ING Groep NV................................................       65,319      1,973,014
                       Koninklijke KPN NV..........................................       58,377        507,235
                       Koninklijke Philips Electronics NV(2).......................       27,193        736,100
                       Numico Kon NV+..............................................        6,594        277,732
                       Oce NV......................................................        2,867         42,028
                       Reed Elsevier NV............................................       12,657        172,089
                       Rodamco Europe NV...........................................        2,100        177,827
                       TPG NV......................................................       21,028        534,557
                       Unilever NV(2)..............................................       15,106      1,011,308
                       Vedior NV...................................................        7,315        109,759
                       VNU NV......................................................        4,767        136,589
                       Wereldhave NV...............................................        1,042        110,936
                       Wolters Kluwer NV...........................................        6,673        129,506
                                                                                                   -------------
                                                                                                     10,227,469
                                                                                                   -------------
                       NEW ZEALAND -- 0.0%
                       Carter Holt Harvey, Ltd. ...................................       35,241         58,870
                                                                                                   -------------
                       NORWAY -- 0.5%
                       Den Norske Bank ASA.........................................        8,148         84,937
                       Frontline, Ltd. ............................................          950         40,249
                       Norsk Hydro ASA, Class B....................................        4,467        422,980
                       Norske Skogindustrier ASA, Class A..........................        4,200         73,708
                       Orkla ASA...................................................        5,900        230,748
                       Statoil ASA.................................................       18,400        397,189
                       Tandberg Television ASA+....................................        2,500         31,581
                       Tanderg ASA.................................................        5,000         56,614
                       Telenor ASA.................................................       24,400        210,230
                       Tomra Systems ASA...........................................        3,358         18,067
                       Yara International ASA......................................        9,167        157,393
                                                                                                   -------------
                                                                                                      1,723,696
                                                                                                   -------------
                       PORTUGAL -- 0.2%
                       Banco Comercial Portugues SA................................       55,624        142,111
                       Brisa-Auto Estrada de Portugal, SA..........................       13,263        102,054

---------------------
    190

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       PORTUGAL (continued)
                       Electricidade de Portugal SA................................       14,706   $     39,239
                       Portugal Telecom SGPS SA....................................       22,341        213,193
                       PT Multimedia-Servicos de Telecommunicacoes e Multimedia
                         SGPS SA...................................................        1,636         16,523
                                                                                                   -------------
                                                                                                        513,120
                                                                                                   -------------
                       RUSSIA -- 0.9%
                       A.O. Tatneft Sponsored ADR..................................        4,100        165,230
                       LUKOIL Sponsored ADR........................................       37,200      1,538,220
                       MMC Norilsk Nickel ADR......................................        5,000        345,000
                       Mobile Telesystems ADR......................................        8,400        297,864
                       Surgutneftegaz-SP Sponsored ADR.............................        9,100        371,644
                       Vimpel-Communications ADR+..................................       10,000        383,800
                                                                                                   -------------
                                                                                                      3,101,758
                                                                                                   -------------
                       SINGAPORE -- 1.5%
                       Ascendas Real Estate Investment Trust.......................       51,000         72,234
                       CapitaLand, Ltd. ...........................................       68,000        115,453
                       CapitaMall Trust............................................       44,000         68,338
                       Chartered Semiconductor Manufacturing, Ltd.+................       68,000         52,313
                       City Developments, Ltd. ....................................       37,977        196,856
                       ComfortDelgro Corp., Ltd. ..................................      116,465        109,550
                       Creative Technology, Ltd. ..................................        3,703         27,517
                       Cycle & Carriage, Ltd. .....................................        8,000         64,299
                       DBS Group Holdings, Ltd. ...................................       71,929        694,954
                       Fraser & Neave, Ltd. .......................................       11,000        108,005
                       Keppel Corp., Ltd. .........................................       35,000        263,753
                       Keppel Land, Ltd. ..........................................       25,000         48,303
                       Neptune Orient Lines, Ltd. .................................       32,000         69,036
                       Oversea-Chinese Banking Corp., Ltd. ........................       68,444        530,125
                       Overseas Union Enterprise, Ltd. ............................        3,735         21,291
                       Parkway Holdings, Ltd. .....................................       43,000         54,122
                       SembCorp Industries, Ltd. ..................................       56,370         92,957
                       SembCorp Marine, Ltd. ......................................       38,000         60,945
                       Singapore Airlines, Ltd. ...................................       33,000        235,639
                       Singapore Exchange, Ltd. ...................................       52,997         69,340
                       Singapore Land, Ltd. .......................................       11,000         38,237
                       Singapore Post, Ltd. .......................................       90,000         53,772
                       Singapore Press Holdings, Ltd. .............................      101,936        280,342
                       Singapore Technologies Engineering, Ltd. ...................       85,472        134,927
                       Singapore Telecommunications, Ltd. .........................      435,550        723,974
                       STATS ChipPAC, Ltd.+........................................       67,000         46,044
                       United Overseas Bank, Ltd. .................................       76,044        689,185
                       United Overseas Land, Ltd. .................................       35,308         49,778
                       Venture Corp., Ltd. ........................................       14,506        139,113
                                                                                                   -------------
                                                                                                      5,110,402
                                                                                                   -------------
                       SPAIN -- 2.8%
                       Acciona SA..................................................          859         88,059
                       Acerinox, SA................................................        7,333        104,120
                       ACS Actividades de Construccion y Services, SA..............        7,495        216,290
                       Altadis SA..................................................       16,621        701,011
                       Antena 3 de Television SA...................................        1,528         30,107
                       Autopistas, Concesionaria Espanola SA.......................       15,483        396,737
                       Banco Bilbao Vizcaya Argentaria SA..........................       77,639      1,305,913
                       Banco Popular Espanol SA....................................       21,550        257,049
                       Banco Santander Central Hispano SA..........................      108,743      1,344,157
                       Cintra Conces de Infraestructuras de Transporte SA+.........        6,915         83,099
                       Endesa SA...................................................       17,444        389,646
                       Fomento de Construcciones y Contratas SA....................          943         53,018
                       Gas Natural SDG, SA.........................................       23,519        698,743
                       Grupo Ferrovial SA..........................................        1,914        138,523

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       SPAIN (continued)
                       Iberdrola SA................................................       14,887   $    378,919
                       Indra Sistemas SA...........................................        1,620         32,172
                       Industria de Diseno Textil, SA..............................        5,838        155,988
                       Metrovacesa SA..............................................          727         44,253
                       Repsol YPF SA...............................................       22,498        628,572
                       Sociedad General de Aguas de Barcelona SA, Class A..........        5,788        129,189
                       Telefonica SA(2)............................................      153,326      2,575,801
                       Union Fenosa SA.............................................        3,515        102,991
                       Vallehermoso SA.............................................        2,122         49,087
                                                                                                   -------------
                                                                                                      9,903,444
                                                                                                   -------------
                       SWEDEN -- 1.8%
                       Alfa Laval AB...............................................          600          9,868
                       Assa Abloy AB, Class B......................................        9,773        133,098
                       Atlas Copco AB, Class A.....................................       10,755        182,372
                       Atlas Copco AB, Class B.....................................        7,155        109,865
                       Electrolux AB, Class B......................................        6,100        136,829
                       Eniro AB....................................................        3,200         35,871
                       Fabege AB...................................................        1,300         28,201
                       Getinge AB..................................................        4,600         61,218
                       Hennes & Mauritz AB, Class B................................        9,600        341,792
                       Holmen AB, Class B..........................................        2,450         68,203
                       Modern Times Group AB, Class B+.............................        1,000         30,051
                       Nordea AB...................................................       80,226        768,258
                       Sandvik AB..................................................        6,054        241,523
                       Scania AB, Series B.........................................        3,000        108,738
                       Securitas AB, Class B.......................................       17,444        294,686
                       Skandia Forsakrings AB......................................       13,169         74,598
                       Skandinaviska Enskilda Banken AB, Class A...................       13,777        244,425
                       Skanska AB, Class B.........................................       11,413        147,486
                       SKF AB, Class A.............................................        8,252         97,222
                       SSAB Svenskt Stal AB, Class A...............................        1,050         26,598
                       Svenska Cellulosa AB, Class B...............................        7,277        246,160
                       Svenska Handelsbanken AB, Class A...........................       22,410        482,752
                       Swedish Match AB............................................        8,700        108,738
                       Tele2 AB, Class B...........................................        4,800         51,905
                       Telefonaktiebolaget LM Ericsson, Class B....................      482,314      1,658,083
                       TeliaSonera AB..............................................       50,289        248,345
                       Volvo AB, Class A...........................................        3,065        124,303
                       Volvo AB, Class B...........................................        6,415        268,400
                       Wihlborgs Fastigheter AB+...................................          260          7,206
                       WM-data AB, Class B.........................................        7,175         20,707
                                                                                                   -------------
                                                                                                      6,357,501
                                                                                                   -------------
                       SWITZERLAND -- 5.7%
                       ABB, Ltd.+..................................................       55,857        379,270
                       Adecco SA...................................................        2,862        142,801
                       Ciba Specialty Chemicals AG.................................        2,630        156,997
                       Clariant AG+................................................        8,936        123,809
                       Compagnie Financiere Richemont AG, A........................       12,291        432,130
                       Credit Suisse Group.........................................       27,508      1,149,046
                       Geberit AG..................................................          131         88,014
                       Givaudan SA.................................................          298        178,581
                       Holcim, Ltd. ...............................................        6,532        403,108
                       Kudelski SA+................................................        1,252         50,316
                       Logitech International SA+..................................        2,694        104,748
                       Lonza Group AG..............................................        1,510         83,271
                       Nestle SA(2)................................................       15,802      4,330,524
                       Nobel Biocare AG............................................          965        203,235
                       Novartis AG+(2).............................................       76,641      3,722,965
                       Roche Holding AG............................................       22,541      3,060,310

---------------------
    192

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       SWITZERLAND (continued)
                       Serono SA...................................................          350   $    235,084
                       SGS Societe Generale de Surveillance Holding SA, Series B...          211        158,122
                       Straumann Holding...........................................          443         94,961
                       Swatch Group AG.............................................        1,474         43,449
                       Swatch Group AG, Class B....................................          788        112,793
                       Swiss Reinsurance...........................................        2,641        167,739
                       Swisscom AG.................................................          698        230,271
                       Syngenta AG+................................................        5,162        537,712
                       UBS AG(2)...................................................       39,541      3,243,151
                       Valora Holding AG+..........................................           50         10,458
                       Zurich Financial Services AG+...............................        1,893        335,527
                                                                                                   -------------
                                                                                                     19,778,392
                                                                                                   -------------
                       THAILAND -- 0.0%
                       Advance Agro, PCL(1)+.......................................          660            396
                       CMIC Finance & Securities, PLC, Class F(1)+.................        6,700              0
                       Finance One, PCL(1)+........................................       37,700              0
                       General Finance & Securities, PCL(1)+.......................        7,650              0
                       Univest Land, PCL (Real Estate)(1)+.........................       22,500              0
                                                                                                   -------------
                                                                                                            396
                                                                                                   -------------
                       UNITED KINGDOM -- 20.0%
                       3I Group, PLC...............................................        4,341         54,203
                       Aegis Group, PLC............................................       22,662         39,410
                       Alliance Unichem, PLC.......................................        1,908         27,794
                       AMEC, PLC...................................................        6,831         41,265
                       Amvescap, PLC...............................................        5,193         37,568
                       Anglo American, PLC.........................................       50,507      1,281,254
                       ARM Holdings, PLC...........................................       28,313         59,048
                       Arriva, PLC.................................................        5,793         57,308
                       Associated British Ports Holdings, PLC......................       10,539         86,370
                       AstraZeneca, PLC............................................       47,377      2,143,357
                       Astro All Asia Networks, PLC................................       58,300         89,368
                       Aviva, PLC..................................................       70,486        808,156
                       BAA, PLC....................................................       36,054        381,729
                       BAE Systems, PLC............................................       91,048        491,356
                       Balfour Beatty, PLC.........................................       14,755         90,295
                       Barclays, PLC...............................................      197,514      1,928,666
                       Barratt Developments, PLC...................................        5,027         63,522
                       BBA Group, PLC..............................................       17,668         94,464
                       Bellway, PLC................................................        2,254         34,045
                       Berkeley Group Holdings, PLC................................        2,361         37,041
                       BG Group, PLC...............................................       95,651        789,495
                       BHP Billiton, PLC...........................................       87,832      1,255,404
                       BOC Group, PLC..............................................       19,206        364,315
                       Boots Group, PLC............................................       20,789        220,780
                       BP, PLC(2)..................................................      573,231      6,311,828
                       BPB, PLC....................................................       15,697        196,420
                       Brambles Industries, PLC....................................       40,778        223,868
                       British Airways, PLC+.......................................       17,934         87,311
                       British American Tobacco, PLC...............................       49,512        987,806
                       British Land Co., PLC.......................................       23,429        345,084
                       British Sky Broadcasting Group, PLC.........................       22,914        214,773
                       BT Group, PLC...............................................      237,311        952,803
                       Bunzl, PLC..................................................       10,579         96,976
                       Cable & Wireless, PLC.......................................       71,166        198,686
                       Cadbury Schweppes, PLC......................................       68,478        658,116
                       Capita Group, PLC...........................................       49,841        316,385
                       Carnival, PLC...............................................        7,549        405,520
                       Centrica, PLC...............................................       75,393        309,996
                       Cobham, PLC.................................................       30,140         76,017

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Compass Group, PLC..........................................       91,054   $    393,236
                       Corus Group, PLC+...........................................      138,570        113,845
                       Daily Mail & General Trust..................................        6,452         74,868
                       Davis Service Group, PLC....................................        3,043         23,690
                       De La Rue, PLC..............................................       18,241        125,760
                       Diageo, PLC.................................................      112,146      1,545,669
                       Dixons Group, PLC...........................................       38,827        108,127
                       Electrocomponents, PLC......................................       18,594         81,985
                       EMAP, PLC...................................................        5,393         79,479
                       EMI Group, PLC+.............................................       16,996         71,997
                       Enterprise Inns, PLC........................................       15,513        222,471
                       Filtrona, PLC+..............................................        6,801         27,522
                       FirstGroup, PLC.............................................       13,609         76,158
                       FKI, PLC....................................................        5,356          9,840
                       Friends Provident, PLC......................................       52,133        166,645
                       George Wimpey, PLC..........................................        8,221         61,436
                       GKN, PLC....................................................       14,066         65,377
                       GlaxoSmithKline, PLC........................................      167,168      3,933,296
                       Grafton Group, PLC+.........................................        7,350         83,756
                       Group 4 Securicor+..........................................       24,997         69,114
                       GUS, PLC....................................................       19,214        304,949
                       Hammerson, PLC..............................................       12,848        193,033
                       Hanson, PLC.................................................       26,804        268,818
                       Hays, PLC...................................................      117,222        263,020
                       HBOS, PLC...................................................      117,235      1,781,000
                       Hilton Group, PLC...........................................       70,260        357,207
                       HSBC Holdings, PLC..........................................      345,440      5,597,806
                       IMI, PLC....................................................       11,765         91,822
                       Imperial Chemical Industries, PLC...........................       43,315        201,551
                       Imperial Tobacco Group, PLC.................................       21,000        538,819
                       Intercontinental Hotels Group, PLC..........................       20,541        260,814
                       Invensys, PLC+..............................................       38,515          9,096
                       J Sainsbury, PLC(1).........................................       36,918        180,962
                       Johnson Matthey, PLC........................................        9,950        192,033
                       Kesa Electricals, PLC.......................................        5,229         23,229
                       Kingfisher, PLC.............................................       23,473        105,934
                       Land Securities Group, PLC..................................       20,967        512,129
                       Legal & General Group, PLC..................................      173,458        348,218
                       Liberty International, PLC..................................       11,327        191,647
                       Lloyds TSB Group, PLC.......................................      169,449      1,432,552
                       Logica, PLC.................................................       21,506         70,776
                       Man Group, PLC..............................................        1,691         48,228
                       Marks & Spencer Group, PLC..................................       33,625        211,125
                       Meggitt, PLC................................................       14,094         76,696
                       MFI Furniture Group, PLC....................................        5,150         10,469
                       Misys, PLC..................................................       15,944         65,632
                       Mitchells & Butlers, PLC....................................       23,188        144,665
                       National Express Group, PLC.................................        5,132         78,744
                       National Grid Group, PLC....................................      116,111      1,066,612
                       Next, PLC...................................................        5,284        145,875
                       Ocean Group, PLC............................................       12,604        207,970
                       Pearson, PLC................................................       16,488        196,791
                       Peninsular & Oriental Steam Navigation Co. .................       26,788        147,916
                       Persimmon, PLC..............................................        5,658         79,412
                       Pilkington, PLC.............................................       49,676        107,147
                       Prudential, PLC.............................................       46,572        437,759
                       Punch Taverns, PLC..........................................       11,099        145,659
                       Rank Group, PLC.............................................       25,780        118,365
                       Reckitt & Benckiser, PLC....................................       34,465      1,033,393
                       Reed International, PLC.....................................       26,024        240,064

---------------------
    194

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Rentokil Initial, PLC.......................................      129,653   $    354,031
                       Reuters Group, PLC..........................................       30,563        207,181
                       Rexam, PLC..................................................       18,438        158,246
                       Rio Tinto, PLC..............................................       38,090      1,265,529
                       Rolls-Royce Group, PLC+.....................................       52,496        307,853
                       Royal & Sun Alliance Insurance Group, PLC...................       68,809        109,440
                       Royal Bank of Scotland Group, PLC...........................       91,233      2,710,745
                       Royal Dutch Shell, PLC Class A..............................      118,924      3,656,645
                       Royal Dutch Shell, PLC Class B..............................       87,281      2,770,416
                       SABMiller, PLC..............................................       15,100        262,871
                       Sage Group, PLC.............................................       44,690        181,363
                       Scottish & Newcastle, PLC...................................        5,078         40,799
                       Scottish and Southern Energy, PLC...........................       31,936        548,249
                       Scottish Power, PLC.........................................       69,447        613,868
                       Serco Group, PLC............................................       24,848        106,279
                       Severn Trent Water, PLC.....................................       16,398        281,361
                       Signet Group, PLC...........................................       31,223         64,051
                       Slough Estates, PLC.........................................       18,157        170,235
                       Smith & Nephew, PLC.........................................       18,747        177,790
                       Smiths Industries, PLC......................................       15,428        259,268
                       Stagecoach Group, PLC.......................................       23,616         47,110
                       Tanjong, PLC................................................       14,400         53,713
                       Tate & Lyle, PLC............................................       23,753        193,119
                       Taylor Woodrow, PLC.........................................       12,296         73,190
                       Tesco, PLC..................................................      209,570      1,196,640
                       Tomkins, PLC................................................       26,214        125,719
                       Unilever, PLC...............................................      100,130        966,597
                       United Business Media, PLC..................................        5,845         56,085
                       United Utilities, PLC.......................................        2,516         28,351
                       Vodafone Group, PLC.........................................    1,810,082      4,651,325
                       Whitbread, PLC..............................................       11,322        196,281
                       William Hill, PLC...........................................       18,000        182,026
                       Wolseley, PLC...............................................       16,369        340,194
                       WPP Group, PLC..............................................       20,186        213,469
                       Yell Group, PLC.............................................       13,094        103,642
                       Yorkshire Water, PLC........................................       18,824        234,500
                                                                                                   -------------
                                                                                                     69,588,191
                                                                                                   -------------
                       UNITED STATES -- 0.2%
                       Surgutneftegaz-SP Sponsored Preferred ADR...................        4,400        284,900
                       Synthes, Inc. ..............................................        2,049        222,066
                       Unified Energy System GDR...................................        5,386        169,390
                                                                                                   -------------
                                                                                                        676,356
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $265,035,084)......................                 308,456,614
                                                                                                   -------------

                       PREFERRED STOCK -- 0.7%
                       -----------------------------------------------------------------------------------------
                       BRAZIL -- 0.5%
                       Ambev Cia De Bebid das Americas.............................      375,588        116,717
                       Aracruz Celulose SA, Class B................................        9,993         37,089
                       Banco Bradesco SA...........................................        4,500        156,693
                       Banco Itau Holding Financeira SA............................          959        181,384
                       Caemi Mineracao e Metalurgica SA............................       37,000         39,878
                       Centrais Electricas Brasileiras SA, Class B.................    2,523,360         32,329
                       Companhia Energetica de Minas Gerais........................    2,223,500         72,230
                       Companhia Siderurgica De Tubarao............................      325,003         18,945
                       Companhia Vale do Rio Doce, Class A.........................       12,518        351,470
                       Embratel Participa SA+......................................    2,768,758          5,457
                       Empresa Brasileira de Aeronautica SA........................        7,946         64,148

                                                           ---------------------

                                                                                                       VALUE
                       PREFERRED STOCK (CONTINUED)                                     SHARES       (NOTE 2)(3)
                       -----------------------------------------------------------------------------------------
                       BRAZIL (continued)
                       Gerdau SA...................................................        4,500   $     46,991
                       Klabin SA...................................................       13,500         22,703
                       Petroleo Brasileiro SA......................................       12,500        571,294
                       Sadia SA....................................................       11,000         21,958
                       Tele Centro Oeste Celular Participacoes SA..................        1,814         17,840
                       Tele Centro Sul Participacoes SA............................    5,310,600         36,881
                       Tele Norte Leste Participacoes SA...........................        6,033         94,448
                       Telesp Celular Participacoes SA+............................        3,820         16,661
                       Usinas Siderurgicas de Minas Gerais SA, Class A.............        2,000         35,873
                       Votorantim Celulos e Papel SA...............................        1,853         22,381
                                                                                                   -------------
                                                                                                      1,963,370
                                                                                                   -------------
                       GERMANY -- 0.2%
                       Fresenius Medical Care AG...................................          250         17,762
                       Henkel KGAA.................................................        2,616        245,607
                       Porsche AG..................................................          191        151,047
                       ProSieben SAT.1 Media AG....................................        1,817         33,185
                       RWE AG......................................................          637         37,846
                       Volkswagen AG...............................................        3,101        127,892
                                                                                                   -------------
                                                                                                        613,339
                                                                                                   -------------
                       SWITZERLAND -- 0.0%
                       Schindler Holdings AG.......................................          274        110,383
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $1,961,068).....................                   2,687,092
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $266,996,152)...                 311,143,706
                                                                                                   -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 7.5%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.90% dated 07/29/05 to be repurchased
                         08/01/2005 in the amount of $25,993,115 and collateralized by $18,675,000 of United States Treasury Notes, bearing
                         interest at 4.49% due 8/15/19 having an approximate value
                         of $26,511,441 (cost $25,989,000)(2)......................  $25,989,000     25,989,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $292,985,152)@                            96.9%                    337,132,706
                       Other assets less liabilities --                   3.1                      10,711,009
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $347,843,715
                                                                        ======                   =============

                      -----------------------------
                       +  Non-income producing security
                       @  See Note 3 for cost of investments on a tax basis.
                      (1) Fair valued security; See Note 2
                      (2) The security or a portion thereof represents
                          collateral for open futures contracts
                      (3) A substantial number of the Portfolio's holdings were
                          valued using fair value procedures at July 31, 2005. At July 31, 2005, the aggregate value of these securities was $305,660,626 representing 87.9% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
                      ADR -- American Depository Receipt
                      GDR -- Global Depository Receipt

---------------------
    196

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT            DELIVERY              IN             GROSS UNREALIZED
                             TO DELIVER             DATE           EXCHANGE FOR          APPRECIATION
                       --------------------------------------------------------------------------------
                       *EUR          8,887,222    09/8/2005   USD         10,900,000     $  107,905
                       *JPY      3,017,492,891    09/8/2005   USD         27,501,000        557,553
                       *EUR         25,041,312   09/15/2005   USD         30,381,987         36,155
                       *GBP          5,383,732   09/15/2005   USD          9,580,742        130,213
                       *JPY      2,094,624,552   09/15/2005   USD         19,120,766        403,938
                        SGD          3,174,528   09/15/2005   USD          1,903,432          8,071
                                                                                         -----------
                                                                                         $1,243,835
                                                                                         -----------

                              CONTRACT            DELIVERY              IN             GROSS UNREALIZED
                             TO DELIVER             DATE           EXCHANGE FOR          DEPRECIATION
                       --------------------------------------------------------------------------------
                        USD          3,098,050   08/25/2005   TWD         98,518,000     $    (6,154)
                       *USD         10,824,236    09/8/2005   EUR          8,887,222         (32,142)
                        USD         17,861,043    09/8/2005   GBP         10,193,960        (186,957)
                        USD          9,024,000    09/8/2005   HKD         70,184,160          (5,728)
                       *USD         27,562,269    09/8/2005   JPY      3,017,492,891        (618,821)
                       *USD         21,994,840   09/15/2005   EUR         18,155,960         (59,538)
                       *USD         14,907,764   09/15/2005   GBP          8,325,210        (293,804)
                        USD          1,536,661   09/15/2005   SEK         11,773,934         (16,821)
                       *USD         28,816,435   09/15/2005   JPY      3,134,565,854        (807,057)
                                                                                         ------------
                                                                                          (2,027,022)
                                                                                         ------------
                       Net Unrealized Appreciation (Depreciation)...................     $  (783,187)
                                                                                         ============

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

EUR -- Euro Dollar
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
JPY  -- Japanese Yen
SEK -- Swedish Krona
SGD -- Singapore Dollar
TWD -- New Taiwan Dollar

              OPEN FUTURE CONTRACTS
              ------------------------------------------------------------------

                                                                                                                  UNREALIZED
                       NUMBER OF                                                   VALUE AT     VALUE AS OF     APPRECIATION/
                       CONTRACTS          DESCRIPTION           EXPIRATION DATE   TRADE DATE   APRIL 30, 2005   (DEPRECIATION)
                       ---------  ---------------------------   ---------------   ----------   --------------   --------------
                        111 Long  CAC40 10 Euro Future          September 2005     5,684,068      6,014,595        $330,527
                         24 Long  DAX Index Future              September 2005     3,521,629      3,570,707          49,078
                         60 Long  FTSE 100 Index Future         September 2005     5,369,969      5,474,753         104,784
                         53 Long  Hang Seng Index Future           August 2005     5,046,915      5,073,394          26,479
                         22 Long  IBEX 35 Index Future             August 2005     2,667,634      2,696,547          28,913
                         61 Long  MSCI Singapore Index Future      August 2005     2,031,803      2,034,742           2,939
                        136 Long  MSCI Taiwan Index Future         August 2005     3,603,786      3,552,320         (51,466)
                        152 Long  OMX Index Future                 August 2005     1,669,351      1,693,743          24,392
                        17 Short  S&P/MIB Index Future          September 2005     3,463,800      3,477,403         (13,603)
                         90 Long  Topix Index Future            September 2005     9,408,813      9,674,825         266,012
                                                                                                                   --------
                                                                                                                   $768,055
                                                                                                                   ========

              See Notes to Portfolio of Investments

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                              PORTFOLIO PROFILE -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Banks........................................  12.9%
    Electronics..................................  12.8
    Telecommunications...........................  11.2
    Energy Services..............................  10.3
    Metals & Minerals............................   6.8
    Insurance....................................   4.8
    Financial Services...........................   4.5
    Automotive...................................   3.4
    Food, Beverage & Tobacco.....................   3.4
    Energy Sources...............................   3.0
    Retail.......................................   2.8
    Repurchase Agreement.........................   2.7
    Computers & Business Equipment...............   2.6
    Chemicals....................................   2.0
    Business Services............................   1.8
    Multi-Industry...............................   1.6
    Transportation...............................   1.6
    Electric Utilities...........................   1.4
    Household Products...........................   1.4
    Leisure & Tourism............................   1.4
    Computer Software............................   1.3
    Drugs........................................   1.1
    Apparel & Textiles...........................   0.8
    Electrical Equipment.........................   0.8
    Real Estate Companies........................   0.8
    Internet Software............................   0.6
    Broadcasting & Media.........................   0.5
    Forest Products..............................   0.3
    Gas & Pipeline Utilities.....................   0.3
    Machinery....................................   0.3
                                                   -----
                                                   99.2%
                                                   =====
    * Calculated as a percentage of net assets.
    COUNTRY ALLOCATION*
    South Korea..................................  17.7%
    Taiwan.......................................  15.1
    Brazil.......................................  12.7
    South Africa.................................  12.0
    Russia.......................................   6.5
    Mexico.......................................   5.3
    Thailand.....................................   4.2
    Hong Kong....................................   3.9
    Israel.......................................   3.8
    United States................................   3.4
    China........................................   2.8
    Malaysia.....................................   2.5
    India........................................   2.4
    Turkey.......................................   1.5
    Hungary......................................   1.4
    Sweden.......................................   1.3
    Indonesia....................................   1.2
    Netherlands..................................   0.8
    Egypt........................................   0.7
                                                   -----
                                                   99.2%
                                                   =====

---------------------
    198

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                      VALUE
                       COMMON STOCK -- 90.5%                                           SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 7.3%
                       All America Latina Logistica................................      21,320   $    737,639
                       Companhia Brasileira de Distribuicao Grupo Pao de Acuca
                         Sponsored ADR.............................................      35,700        781,116
                       Companhia Vale do Rio Doce ADR..............................      37,556      1,222,824
                       Companhia Vale do Rio Doce Sponsored ADR....................      51,525      1,434,971
                       EDP-Energias Do Brasil SA...................................      46,100        422,430
                       Obrascon Huarte Lain Brasil SA..............................      76,900        580,499
                       Petroleo Brasileiro SA ADR..................................      55,951      2,941,344
                       Tele Norte Leste Participacoes SA...........................      47,300      1,007,691
                       Tele Norte Leste Participacoes SA ADR.......................      46,436        727,652
                       Uniao de Bancos Brasileiros SA GDR..........................      54,887      2,019,293
                                                                                                  -------------
                                                                                                    11,875,459
                                                                                                  -------------
                       CHINA -- 2.8%
                       China Life Insurance Co., Ltd., Class H+....................   1,925,000      1,428,188
                       China Shenhua Energy Co., Class H...........................   1,640,500      1,741,048
                       Lianhua Supermarket Holdings Co., Ltd. .....................     601,000        664,813
                       Shanghai Forte Land Co., Ltd. ..............................   2,092,000        602,201
                                                                                                  -------------
                                                                                                     4,436,250
                                                                                                  -------------
                       EGYPT -- 0.7%
                       Orascom Construction Industries.............................      20,957        622,219
                       Orascom Telecom Holding SAE GDR*............................      10,800        525,096
                                                                                                  -------------
                                                                                                     1,147,315
                                                                                                  -------------
                       HONG KONG -- 3.9%
                       China Gas Holdings, Ltd.+...................................   1,181,000        204,662
                       China Mobile (Hong Kong), Ltd. .............................     394,000      1,587,126
                       China Netcom Group Corp., Ltd. .............................     891,500      1,362,120
                       China Petroleum & Chemical Corp., Class H...................   2,794,000      1,212,925
                       CNOOC, Ltd. ................................................     821,500        570,445
                       PetroChina Co., Ltd. .......................................   1,570,000      1,401,704
                                                                                                  -------------
                                                                                                     6,338,982
                                                                                                  -------------
                       HUNGARY -- 1.4%
                       MOL Magyar Olaj-es Gazipari Rt. ............................       5,068        506,927
                       OTP Bank, Ltd. ADR+*........................................       6,280        476,652
                       OTP Bank Rt. ...............................................      34,611      1,298,923
                                                                                                  -------------
                                                                                                     2,282,502
                                                                                                  -------------
                       INDIA -- 2.4%
                       HDFC Bank, Ltd. ............................................      28,544        448,535
                       Infosys Technologies, Ltd. .................................       8,896        463,966
                       National Thermal Power Corp., Ltd. .........................     350,347        754,909
                       Ranbaxy Laboratories, Ltd. .................................      40,390        437,558
                       Satyam Computer Services, Ltd. .............................      95,695      1,145,638
                       Tata Engineering & Locomotive Co., Ltd. ....................      56,389        622,556
                                                                                                  -------------
                                                                                                     3,873,162
                                                                                                  -------------
                       INDONESIA -- 1.2%
                       PT Bank Rakyat Indonesia....................................   2,296,000        744,625
                       PT Telekomunikasi Indonesia.................................   2,125,000      1,214,837
                                                                                                  -------------
                                                                                                     1,959,462
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       ISRAEL -- 3.8%
                       Bank Hapoalim, Ltd. ........................................     491,719   $  1,652,520
                       Bank Leumi Le Israel........................................     373,195      1,050,282
                       Check Point Software Technologies, Ltd.+....................      43,007        968,948
                       Partner Communications Co., Ltd. ...........................     126,638      1,050,651
                       Teva Pharmaceutical Industries, Ltd. ADR....................      43,220      1,357,108
                                                                                                  -------------
                                                                                                     6,079,509
                                                                                                  -------------
                       MALAYSIA -- 2.5%
                       Airasia BHD.................................................   1,195,000        568,701
                       Commerce Asset-Holding BHD..................................     102,000        150,867
                       Genting BHD.................................................     106,000        565,174
                       IOI Properties BHD..........................................     306,000        612,010
                       Kuala Lumpur Kepong BHD.....................................     247,000        470,891
                       Malaysia International Shipping Corp. BHD...................     106,000        519,496
                       Public Bank BHD.............................................     622,765      1,187,803
                                                                                                  -------------
                                                                                                     4,074,942
                                                                                                  -------------
                       MEXICO -- 5.3%
                       America Movil SA de CV, Series L ADR........................      43,329        964,504
                       Cemex SA de CV Sponsored ADR................................      34,808      1,641,545
                       Coca-Cola Femsa SA de CV ADR................................      26,400        752,664
                       Grupo Mexico SA, Class B....................................     760,011      1,301,831
                       Telefonos de Mexico SA de CV ADR............................     144,164      2,778,040
                       Wal-Mart de Mexico SA de CV, Series V.......................     269,812      1,207,228
                                                                                                  -------------
                                                                                                     8,645,812
                                                                                                  -------------
                       NETHERLANDS -- 0.8%
                       Pyaterochka Holding NV GDR..................................      14,581        234,462
                       Pyaterochka Holding NV GDR*.................................      69,833      1,122,915
                                                                                                  -------------
                                                                                                     1,357,377
                                                                                                  -------------
                       RUSSIA -- 6.5%
                       LUKOIL Sponsored ADR........................................     131,241      5,426,815
                       Mechel Steel Group OAO ADR+.................................      37,900      1,053,999
                       Mobile Telesystems ADR......................................      43,600      1,546,056
                       Sberbank RF GDR+............................................      19,740      1,675,768
                       Surgutneftegaz-SP Sponsored ADR.............................      21,600        882,144
                                                                                                  -------------
                                                                                                    10,584,782
                                                                                                  -------------
                       SOUTH AFRICA -- 12.0%
                       African Bank Investments, Ltd. .............................     236,759        719,145
                       Barloworld, Ltd.+...........................................      68,000      1,025,000
                       Edgars Consolidated Stores, Ltd. ...........................     273,598      1,327,395
                       FirstRand, Ltd. ............................................     468,201      1,128,789
                       Foschini, Ltd. .............................................     243,470      1,607,642
                       Impala Platinum Holdings, Ltd. .............................      17,524      1,618,333
                       Lewis Group, Ltd. ..........................................     232,886      1,470,121
                       Liberty Group, Ltd. ........................................     114,100      1,086,261
                       MTN Group, Ltd. ............................................     208,667      1,474,965
                       Murray & Roberts Holdings, Ltd. ............................     484,000      1,088,490
                       Reunert, Ltd. ..............................................     171,800      1,037,482
                       Sanlam, Ltd. ...............................................     767,787      1,442,266
                       Sasol, Ltd. ................................................      57,887      1,735,610
                       Standard Bank Group, Ltd. ..................................      98,503      1,056,971
                       Sun International, Ltd. ....................................      64,502        725,007
                       Tiger Brands, Ltd. .........................................      53,600        982,532
                                                                                                  -------------
                                                                                                    19,526,009
                                                                                                  -------------
                       SOUTH KOREA -- 17.1%
                       Amorepacific Corp. .........................................       3,080        841,487
                       Daelim Industrial Co. ......................................      28,490      1,741,440
                       Daishin Securities Co. .....................................      26,020        383,655
                       GS Holdings Corp............................................      22,830        497,596
                       Hana Bank+(1)...............................................      27,760        882,506
                       Hanjin Shipping.............................................      26,820        692,477

---------------------
    200

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       SOUTH KOREA (continued)
                       Hanwha Chem Corp.+..........................................      51,520   $    616,818
                       Hyundai Department Store Co., Ltd+..........................       9,780        514,855
                       Hyundai Heavy Industries....................................       8,050        448,579
                       Hyundai Mobis...............................................      19,630      1,428,022
                       Hyundai Motor Co., Ltd. ....................................      34,180      2,365,780
                       Kookmin Bank+...............................................      39,092      2,064,702
                       Korea Electric Power Corp. .................................      11,850        411,271
                       Korea Telecom Freetel+......................................      27,450        724,068
                       KT Corp. Sponsored ADR......................................      41,700        923,238
                       LG Electronics, Inc. .......................................      11,770        757,984
                       LG Engineering & Construction, Ltd. ........................      12,470        471,784
                       POSCO.......................................................      10,010      1,997,224
                       Samsung Electronics Co., Ltd. ..............................      16,209      8,880,765
                       Samsung Fire & Marine Insurance Co. ........................       4,870        439,468
                       Shinsegae Co., Ltd. ........................................       1,810        640,633
                                                                                                  -------------
                                                                                                    27,724,352
                                                                                                  -------------
                       SWEDEN -- 1.3%
                       Vostok Nafta Investment, Ltd.+..............................      91,140      2,122,232
                                                                                                  -------------
                       TAIWAN -- 15.1%
                       AU Optronics Corp. .........................................     698,690      1,084,520
                       Cathay Financial Holding Co., Ltd. .........................   1,185,000      2,366,050
                       Chinatrust Financial Holding Co., Ltd. .....................   1,787,193      1,889,082
                       Chunghwa Telecom Co., Ltd. .................................     375,000        763,781
                       E.Sun Financial Holding Co., Ltd. ..........................   1,758,000      1,432,385
                       Formosa Chemicals & Fibre Corp. ............................     247,368        388,259
                       Formosa Plastic Corp. ......................................     415,603        644,890
                       Hon Hai Precision Industry Co., Ltd. .......................     381,032      2,136,627
                       King Slide Works Co., Ltd. .................................      40,000        335,177
                       Lite-On Technology Corp.+...................................     912,000      1,074,724
                       MediaTek, Inc. .............................................      73,000        764,585
                       Novatek Microelectronics Corp., Ltd. .......................     132,725        554,717
                       Phoenixtec Power Co., Ltd. .................................     270,000        273,431
                       President Chain Store Corp. ................................     281,342        555,535
                       Quanta Computer, Inc. ......................................     404,000        742,162
                       Siliconware Precision Industries Co. .......................     974,984      1,008,544
                       Taiwan Semiconductor Manufacturing Co., Ltd. ...............   2,561,581      4,268,859
                       Tong Yang Industry Co., Ltd. ...............................     240,143        334,813
                       United Microelectronics Corp.+..............................   3,164,710      2,234,747
                       Wan Hai Lines, Ltd. ........................................     674,215        637,892
                       Yuanta Core Pacific Securities Co. .........................   1,502,310      1,094,388
                                                                                                  -------------
                                                                                                    24,585,168
                                                                                                  -------------
                       THAILAND -- 4.2%
                       Advanced Info Service PCL(1)................................     369,900        896,889
                       Electricity Generating PCL..................................     333,600        628,861
                       Kasikornbank PCL+...........................................   1,009,500      1,445,719
                       Krung Thai Bank PCL(1)......................................   5,299,022      1,221,237
                       PTT PCL(1)..................................................     289,700      1,613,501
                       Siam Cement PCL+............................................     104,600        582,576
                       Thai Airways International PCL(1)...........................     454,133        436,090
                                                                                                  -------------
                                                                                                     6,824,873
                                                                                                  -------------
                       TURKEY -- 1.5%
                       Akbank TAS..................................................     187,165      1,033,462
                       Denizbank AS+...............................................           1              3
                       Dogan Yayin Holding AS+.....................................     252,799        706,724
                       Ford Otomotiv Sanayi AS.....................................     103,088        761,461
                                                                                                  -------------
                                                                                                     2,501,650
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       UNITED STATES -- 0.7%
                       Semiconductor Manufacturing International Corp. ............   2,673,000   $    567,111
                       The9, Ltd. ADR+.............................................      22,200        507,048
                                                                                                  -------------
                                                                                                     1,074,159
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $118,623,096)......................                147,013,997
                                                                                                  -------------
                       PREFERRED STOCK -- 6.0%
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 5.4%
                       Banco Itau Holding Financeira SA............................       5,700      1,078,088
                       Brasil Telecom Participacoes SA ADR.........................      18,091        629,024
                       Braskem SA..................................................     164,692      1,574,744
                       Companhia Energetica de Minas Gerais........................         611             20
                       Companhia Paulista de Forca e Luz, Class A..................          68              4
                       Companhia Paulista de Forca e Luz, Class C..................          40              2
                       CPFL Geracao de Energia SA..................................         116              1
                       Perdigao SA.................................................      44,400      1,041,617
                       Petroleo Brasileiro SA ADR..................................      76,925      3,517,011
                       Usinas Siderurgicas de Minas Gerais SA, Class A.............      49,100        880,691
                                                                                                  -------------
                                                                                                     8,721,202
                                                                                                  -------------
                       SOUTH KOREA -- 0.6%
                       Samsung Electronics Co., Ltd. ..............................       2,606        979,284
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $6,544,048).....................                  9,700,486
                                                                                                  -------------
                       RIGHTS -- 0.0%+
                       ----------------------------------------------------------------------------------------
                       THAILAND -- 0.0%
                       True Corp. PCL(1) (cost $0).................................     124,768              0
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $125,167,144)...                156,714,483
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.7%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America NA, bearing interest at
                         3.27%, dated 07/29/05, to be repurchased 08/01/05 in the
                         amount of $4,326,179 and collateralized by $4,430,000 of
                         Federal National Mortgage Assoc. Disc. Notes, 3.27%, due
                         08/31/05 and having an approximate value of $4,416,903
                         (cost $4,325,000)(4)......................................  $4,325,000      4,325,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $129,492,144)@                            99.2%                    161,039,483
                       Other assets less liabilities --                   0.8                       1,350,003
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $162,389,486
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2005, the aggregate value of these securities was $2,124,663 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 2
              (2) Illiquid security
              (3) A substantial number of the Portfolio's holdings were valued using fail value procedures at July 31, 2005. At July 31, 2005, the aggregate value of these securities was $104,100,717 representing 64.1% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
              (4) The security or a portion thereof represents collateral for swaps.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
---------------------
    202

              TOTAL RETURN SWAPS
              ------------------------------------------------------------------

                                                                                                                  UNREALIZED
                                                                                   NOTATIONAL    TERMINATION    APPRECIATION/
                                                                                     AMOUNT         DATE        (DEPRECIATION)
                       -------------------------------------------------------------------------------------------------------
                       Agreement with Morgan Stanley dated April 29, 2005 to
                         receive quarterly the total return on MSCI India and pay
                         quarterly the notational amount multiplied by the three
                         month USD-LIBOR plus 2.50%..............................    $843,923       05/04/06      $210,338



                       Agreement with UBS AG dated June 3, 2005 to receive
                         quarterly the total return on Hanaro Telecom, Inc. and
                         pay quarterly the notational amount multiplied by the
                         three month USD-LIBOR plus 0.40%........................     291,000       06/09/06         9,817



                       Agreement with UBS AG dated June 13, 2005 to receive
                         quarterly the total return on Hanaro Telecom, Inc. and
                         pay quarterly the notational amount multiplied by the
                         three month USD-LIBOR plus 0.40%........................     292,845       06/16/06        10,616



                       Agreement with Citigroup dated July 5, 2005 to receive
                         quarterly the total return on Reliance Industries, Ltd.
                         and pay quarterly the notational amount multiplied by
                         the three month USD-LIBOR plus 3.50%....................     661,311       01/10/06        70,687



                       Agreement with Citigroup dated July 21, 2005 to receive
                         quarterly the total return on Quanta Computer, Inc. and
                         pay quarterly the notational amount multiplied by the
                         three month USD-LIBOR plus 3.75%........................     379,451       01/25/06       (20,261)
                                                                                                                -----------



                       Net Unrealized Appreciation (Depreciation)................                                 $281,197
                                                                                                                ===========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

    INDUSTRY ALLOCATION*
    Telecommunications..........................       9.4%
    Banks.......................................       9.2
    Electronics.................................       7.9
    Insurance...................................       7.2
    Energy Services.............................       5.8
    Drugs.......................................       5.5
    Food, Beverage & Tobacco....................       4.9
    Broadcasting & Media........................       4.2
    Automotive..................................       4.0
    Business Services...........................       3.8
    Chemicals...................................       3.5
    Forest Products.............................       3.4
    Aerospace & Military Technology.............       3.2
    Machinery...................................       3.1
    Transportation..............................       3.1
    US Government Agencies......................       3.0
    Entertainment Products......................       2.4
    Metals & Minerals...........................       2.2
    Gas & Pipeline Utilities....................       2.1
    Energy Sources..............................       2.0
    Leisure & Tourism...........................       1.9
    U.S. Government Treasuries..................       1.9
    Internet Software...........................       1.2
    Multi-Industry..............................       1.2
    Real Estate Companies.......................       1.1
    Retail Grocery..............................       0.9
    Computer Services...........................       0.8
    Electric Utilities..........................       0.7
    Electrical Equipment........................       0.7
                                                     ------
                                                     100.3%
                                                     ======

    *  Calculated as a percentage of net assets.

    COUNTRY ALLOCATION*
    United Kingdom..............................      20.9%
    Japan.......................................      10.0
    Germany.....................................       8.0
    United States...............................       7.2
    France......................................       7.1
    Netherlands.................................       6.9
    South Korea.................................       6.2
    Sweden......................................       5.1
    Spain.......................................       4.4
    Switzerland.................................       3.9
    Hong Kong...................................       3.2
    Canada......................................       2.7
    Finland.....................................       2.6
    Australia...................................       2.5
    Italy.......................................       2.2
    Israel......................................       1.2
    Singapore...................................       1.1
    Mexico......................................       1.0
    Norway......................................       1.0
    Portugal....................................       1.0
    Brazil......................................       0.7
    Denmark.....................................       0.7
    Taiwan......................................       0.7
                                                     ------
                                                     100.3%
                                                     ======

---------------------
    204

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC
                                           INVESTMENT PORTFOLIO -- JULY 31, 2005
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 95.4%                                          SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       AUSTRALIA -- 2.5%
                       Alumina, Ltd. ..............................................    402,997   $  1,763,159
                       Mayne Nickless, Ltd. .......................................    552,471      2,044,479
                       National Australia Bank, Ltd. ..............................    164,034      3,873,707
                                                                                                 -------------
                                                                                                    7,681,345
                                                                                                 -------------
                       BRAZIL -- 0.7%
                       Empresa Brasileira de Aeronautica SA ADR....................     64,610      2,089,487
                                                                                                 -------------
                       CANADA -- 2.7%
                       Alcan, Inc. ................................................    100,380      3,395,067
                       BCE, Inc. ..................................................    123,420      2,989,586
                       Domtar, Inc. ...............................................    268,700      1,951,508
                                                                                                 -------------
                                                                                                    8,336,161
                                                                                                 -------------
                       DENMARK -- 0.7%
                       Vestas Wind Systems AS+.....................................    118,543      2,168,852
                                                                                                 -------------
                       FINLAND -- 2.6%
                       Stora Enso Oyj..............................................    299,380      3,963,594
                       UPM-Kymmene Oyj.............................................    204,424      3,965,097
                                                                                                 -------------
                                                                                                    7,928,691
                                                                                                 -------------
                       FRANCE -- 7.1%
                       Accor SA....................................................     65,376      3,321,367
                       AXA SA+.....................................................    128,604      3,501,968
                       Michelin SA, Class B........................................     52,365      3,220,678
                       Sanofi-Synthelabo SA........................................     54,528      4,708,980
                       Suez SA.....................................................     87,628      2,400,545
                       Total SA....................................................     12,805      3,200,738
                       Valeo SA....................................................     41,354      1,748,030
                                                                                                 -------------
                                                                                                   22,102,306
                                                                                                 -------------
                       GERMANY -- 8.0%
                       BASF AG.....................................................     65,376      4,632,824
                       Celesio AG..................................................     19,048      1,529,969
                       Deutsche Post AG............................................    192,153      4,759,934
                       E.ON AG.....................................................     55,466      5,135,000
                       Muenchener Rueckversicherungs-Gesellschaft AG...............     23,450      2,730,155
                       Siemens AG..................................................     39,370      3,033,170
                       Volkswagen AG...............................................     55,327      2,995,822
                                                                                                 -------------
                                                                                                   24,816,874
                                                                                                 -------------
                       HONG KONG -- 3.2%
                       Cheung Kong Holdings, Ltd. .................................    311,000      3,340,268
                       Hutchison Whampoa, Ltd.+....................................    365,000      3,554,433
                       Swire Pacific Ltd., Class A.................................    298,500      2,845,815
                                                                                                 -------------
                                                                                                    9,740,516
                                                                                                 -------------
                       ISRAEL -- 1.2%
                       Check Point Software Technologies, Ltd.+....................    169,220      3,812,527
                                                                                                 -------------

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       ITALY -- 2.2%
                       Eni SpA.....................................................    159,856   $  4,533,260
                       Riunione Adriatica di Sicurta SpA...........................    106,808      2,133,197
                                                                                                 -------------
                                                                                                    6,666,457
                                                                                                 -------------
                       JAPAN -- 10.0%
                       DDI Corp. ..................................................        587      2,829,164
                       East Japan Railway Co. .....................................        608      2,974,613
                       Fuji Photo Film Co., Ltd. ..................................     65,900      2,052,614
                       Hitachi, Ltd. ..............................................    483,000      2,936,883
                       Mabuchi Motor Co., Ltd. ....................................     50,200      2,785,886
                       NEC Corp. ..................................................    355,000      1,803,601
                       Nintendo Co., Ltd. .........................................     26,900      2,822,024
                       Nippon Telegraph & Telephone Corp. .........................        686      3,012,752
                       Olympus Optical Co., Ltd. ..................................    111,000      2,225,487
                       Ono Pharmaceutical Co., Ltd. ...............................      2,500        119,018
                       Sompo Japan Insurance, Inc. ................................    220,000      2,076,782
                       Sony Corp. .................................................     80,700      2,635,634
                       Takeda Chemical Industries, Ltd. ...........................     53,600      2,740,489
                                                                                                 -------------
                                                                                                   31,014,947
                                                                                                 -------------
                       MEXICO -- 1.0%
                       Telefonos de Mexico SA de CV ADR............................    167,780      3,233,121
                                                                                                 -------------
                       NETHERLANDS -- 6.9%
                       Akzo Nobel NV...............................................     75,330      3,094,832
                       ING Groep NV................................................    138,618      4,187,069
                       Koninklijke Philips Electronics NV..........................    149,189      4,038,468
                       Reed Elsevier NV............................................    122,517      1,665,785
                       SBM Offshore NV.............................................     25,450      1,857,082
                       Unilever NV.................................................     51,609      3,455,088
                       Wolters Kluwer NV...........................................    154,390      2,996,322
                                                                                                 -------------
                                                                                                   21,294,646
                                                                                                 -------------
                       NORWAY -- 1.0%
                       Telenor ASA.................................................    368,920      3,178,607
                                                                                                 -------------
                       PORTUGAL -- 1.0%
                       Portugal Telecom SGPS SA....................................    339,267      3,237,517
                                                                                                 -------------
                       SINGAPORE -- 1.1%
                       DBS Group Holdings, Ltd.....................................    349,300      3,374,819
                                                                                                 -------------
                       SOUTH KOREA -- 6.2%
                       Kookmin Bank Sponsored ADR+.................................     63,060      3,322,001
                       Korea Electric Power Corp. ADR..............................    131,960      2,305,341
                       KT Corp. Sponsored ADR......................................     85,380      1,890,313
                       POSCO ADR...................................................     32,030      1,598,297
                       Samsung Electronics Co., Ltd. GDR+*.........................     27,813      7,669,435
                       SK Telecom Co., Ltd. ADR....................................    111,220      2,387,893
                                                                                                 -------------
                                                                                                   19,173,280
                                                                                                 -------------
                       SPAIN -- 4.4%
                       Banco Santander Central Hispano SA..........................    328,614      4,061,952
                       Iberdrola SA................................................     81,020      2,062,204
                       Repsol YPF SA Sponsored ADR.................................    141,040      3,930,785
                       Telefonica SA...............................................    207,653      3,488,468
                                                                                                 -------------
                                                                                                   13,543,409
                                                                                                 -------------
                       SWEDEN -- 5.1%
                       Atlas Copco AB..............................................    223,140      3,783,765
                       Holmen AB, Class B..........................................     27,060        753,292
                       Nordea AB...................................................    473,361      4,522,939

---------------------
    206

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       SWEDEN (continued)
                       Securitas AB, Class B.......................................    193,190   $  3,263,605
                       Volvo AB, Class B...........................................     78,584      3,287,917
                                                                                                 -------------
                                                                                                   15,611,518
                                                                                                 -------------
                       SWITZERLAND -- 3.9%
                       Lonza Group AG..............................................     57,866      3,191,087
                       Nestle SA...................................................     11,510      3,154,306
                       Swiss Reinsurance...........................................     42,715      2,712,969
                       UBS AG......................................................     37,127      3,045,155
                                                                                                 -------------
                                                                                                   12,103,517
                                                                                                 -------------
                       TAIWAN -- 0.7%
                       Chunghwa Telecom Co., Ltd. ADR+.............................    107,260      2,307,163
                                                                                                 -------------
                       UNITED KINGDOM -- 20.9%
                       BAE Systems, PLC............................................    738,961      3,987,926
                       Boots Group, PLC............................................    250,650      2,661,916
                       BP, PLC.....................................................    260,502      2,868,379
                       British Airways, PLC+.......................................    533,118      2,595,460
                       British Sky Broadcasting Group, PLC.........................    456,013      4,274,215
                       Cadbury Schweppes, PLC......................................    347,069      3,335,550
                       Compass Group, PLC..........................................  1,227,978      5,303,277
                       GKN, PLC....................................................    273,326      1,270,388
                       GlaxoSmithKline, PLC........................................    173,267      4,076,800
                       HSBC Holdings, PLC..........................................    173,745      2,819,481
                       National Grid Group, PLC....................................    236,551      2,172,991
                       Pearson, PLC................................................    226,151      2,699,202
                       Rentokil Initial, PLC.......................................  1,361,824      3,718,598
                       Rolls-Royce Group, PLC+.....................................    620,721      3,640,098
                       Royal Bank of Scotland Group, PLC+..........................    120,151      3,569,966
                       Royal Dutch Shell, PLC......................................     64,968      4,136,513
                       Shire Pharmaceuticals Group, PLC+...........................    326,806      3,785,085
                       Smiths Industries, PLC......................................    169,820      2,853,835
                       Vodafone Group, PLC.........................................  1,353,942      3,479,193
                       Yell Group, PLC.............................................    159,462      1,262,174
                                                                                                 -------------
                                                                                                   64,511,047
                                                                                                 -------------
                       UNITED STATES -- 2.3%
                       ACE, Ltd....................................................     48,850      2,257,359
                       Compal Electronics, Inc.....................................    524,450      2,449,181
                       XL Capital, Ltd., Class A...................................     35,210      2,528,782
                                                                                                 -------------
                                                                                                    7,235,322
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $254,161,980)...               295,162,129
                                                                                                 -------------

                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 4.9%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 3.0%
                       Federal Home Loan Bank Consolidated Disc. Note 3.10% due
                         08/01/05..................................................  $9,297,000      9,294,598

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                    AMOUNT      (NOTE 2)(1)
                       ----------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 1.9%
                       United States Treasury Bills 2.90% due 09/15/05.............  $  437,000   $    435,031
                       United States Treasury Bills 2.92% due 09/08/06.............     448,000        446,529
                       United States Treasury Bills 3.16% due 09/08/05.............   4,564,000      4,545,863
                       United States Treasury Bills 3.18% due 09/15/05.............     346,000        344,437
                                                                                                  -------------
                                                                                                     5,771,860
                                                                                                  -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $15,072,311)...                 15,066,458
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $269,234,291)@                           100.3%                    310,228,587
                       Liabilities in excess of other assets --          (0.3)                       (929,108)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $309,299,479
                                                                        ======                   =============

                      -----------------------------
                       +  Non-income producing security
                       @  See Note 3 for cost of investments on a tax basis.
                       * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At July 31, 2005, the aggregate value of these securities was $7,669,435 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered illiquid
                      (1) A substantial number of the Portfolio's holdings were
                          valued using fair value procedures at July 31, 2005. At July 31, 2005, the aggregate value of these securities was $198,807,256 representing 64.3% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities. See Note 2 regarding fair value pricing procedure for foreign equity securities ADR -- American Depository Receipt GDR -- Global Depository Receipt

                      See Notes to Financial Statements

---------------------
    208

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JULY 31, 2005 (UNAUDITED)

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD     WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND       HIGH INCOME
   ------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................    $         --   $397,441,913   $138,132,619   $339,700,743  $87,294,967
   Long-term investment securities, at
     value (affiliated)*..................              --             --             --      1,097,500           --
   Short-term investment securities, at
     value*...............................     335,759,564     60,985,000      3,195,000             --           --
   Repurchase agreements (cost equals
     market)..............................      33,137,000             --             --     13,505,000    3,246,000
                                              -----------------------------------------------------------------------
   Total investments......................     368,896,564    458,426,913    141,327,619    354,303,243   90,540,967
                                              -----------------------------------------------------------------------
   Cash...................................             457            717            170             --        4,473
   Foreign cash*..........................              --             --        111,969        180,180      430,339
   Deposit with broker for securities sold
     short................................              --             --             --      1,317,421           --
   Due from broker........................              --             --      1,366,527             --           --
   Receivables for --
     Fund shares sold.....................          48,007        269,680         91,263         36,194       47,374
     Dividends and interest...............         851,375      6,836,450      1,932,367      5,302,561    1,709,744
     Investments sold.....................              --        175,551      3,376,013      5,858,287      578,311
   Prepaid expenses and other assets......           5,741          6,149          2,054         30,486        1,432
   Due from investment adviser for expense
     reimbursements/fee waivers...........              --             --             --             --           --
   Variation margin on futures
     contracts............................              --             --        329,289             --       23,245
   Unrealized appreciation on forward
     foreign currency contracts...........              --             --        993,460             --            1
   Swap premiums received.................              --             --             --             --           --
   Unrealized appreciation on swap
     contracts............................              --             --             --             --           --
                                              -----------------------------------------------------------------------
   Total assets...........................     369,802,144    465,715,460    149,530,731    367,028,372   93,335,886
                                              -----------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................         620,040        311,071         88,650        373,837       51,070
     Investments purchased................              --        950,769      3,509,241     11,454,907    1,266,248
     Interest on securities sold short....              --             --             --         51,431           --
     Accrued foreign tax on capital
       gains..............................              --             --             --             --           --
     Investment advisory and management
       fees...............................         161,635        217,323         83,763        181,940       62,360
     Service fees -- Class 2..............           6,872          8,006          2,272          5,608        1,009
     Service fees -- Class 3..............          25,177         25,172          4,833         10,122          323
     Trustees' fees and expenses..........           1,617          1,908            601          1,406          382
   Other accrued expenses.................         103,654        113,828         88,801        104,124       66,458
   Other liabilities......................              --             --         19,269             --           --
   Line of credit.........................              --             --             --             --           --
   Variation margin on futures
     contracts............................              --             --             --             --           --
   Due to investment advisor for expense
     recoupment...........................              --             --             --             --           --
   Due to custodian.......................              --             --             --         63,073           --
   Securities sold short, at value#.......              --             --             --      1,192,750           --
   Unrealized depreciation on forward
     foreign currency contracts...........              --             --      1,296,217             --           57
   Unrealized depreciation on swap
     contracts............................              --             --         18,305             --           --
                                              -----------------------------------------------------------------------
   Total liabilities......................         918,995      1,628,077      5,111,952     13,439,198    1,447,907
                                              -----------------------------------------------------------------------
   NET ASSETS.............................    $368,883,149   $464,087,383   $144,418,779    353,589,174  $91,887,979
                                              =======================================================================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................    $         --   $388,927,758   $134,764,856   $314,610,487  $84,849,306
                                              =======================================================================
      Long-term investment securities
        (affiliated)......................    $         --   $         --   $         --   $    935,593  $        --
                                              =======================================================================
      Short-term investment securities....    $335,871,532   $ 60,985,000   $  3,195,000   $         --  $        --
                                              =======================================================================
      Foreign cash........................    $         --   $         --   $    103,547   $    192,852  $   429,692
                                              =======================================================================
   #  Proceeds from securities sold
     short................................    $         --   $         --   $         --   $  1,257,750  $        --
                                              =======================================================================


                                             SUNAMERICA      MFS TOTAL
                                              BALANCED         RETURN
   ---------------------------------------  -----------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $286,824,185   $  976,101,573
   Long-term investment securities, at
     value (affiliated)*..................        38,412               --
   Short-term investment securities, at
     value*...............................            --       18,007,000
   Repurchase agreements (cost equals
     market)..............................     3,937,000               --
                                            -----------------------------
   Total investments......................   290,799,597      994,108,573
                                            -----------------------------
   Cash...................................            --              744
   Foreign cash*..........................            --           31,431
   Deposit with broker for securities sold
     short................................            --               --
   Due from broker........................            --               --
   Receivables for --
     Fund shares sold.....................        11,178          402,309
     Dividends and interest...............     1,289,853        4,835,676
     Investments sold.....................     4,388,714        5,264,697
   Prepaid expenses and other assets......        32,658           13,594
   Due from investment adviser for expense
     reimbursements/fee waivers...........            --               --
   Variation margin on futures
     contracts............................            --               --
   Unrealized appreciation on forward
     foreign currency contracts...........            --               --
   Swap premiums received.................            --               --
   Unrealized appreciation on swap
     contracts............................            --               --
                                            -----------------------------
   Total assets...........................   296,522,000    1,004,657,024
                                            -----------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       393,696        1,063,084
     Investments purchased................    10,132,306        6,241,750
     Interest on securities sold short....            --               --
     Accrued foreign tax on capital
       gains..............................            --               --
     Investment advisory and management
       fees...............................       154,337          549,105
     Service fees -- Class 2..............         3,206           18,621
     Service fees -- Class 3..............         2,533           35,625
     Trustees' fees and expenses..........         1,179            4,068
   Other accrued expenses.................       122,674          155,058
   Other liabilities......................            --               --
   Line of credit.........................            --               --
   Variation margin on futures
     contracts............................            --               --
   Due to investment advisor for expense
     recoupment...........................            --               --
   Due to custodian.......................       301,607               --
   Securities sold short, at value#.......            --               --
   Unrealized depreciation on forward
     foreign currency contracts...........            --               --
   Unrealized depreciation on swap
     contracts............................            --               --
                                            -----------------------------
   Total liabilities......................    11,111,538        8,067,311
                                            -----------------------------
   NET ASSETS.............................  $285,410,462   $  996,589,713
                                            =============================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................  $276,197,440   $  896,112,020
                                            =============================
      Long-term investment securities
        (affiliated)......................  $     36,565   $           --
                                            =============================
      Short-term investment securities....  $         --   $   18,007,000
                                            =============================
      Foreign cash........................  $         --   $       31,189
                                            =============================
   #  Proceeds from securities sold
      short...............................  $         --   $           --
                                            =============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD      WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND        HIGH INCOME
   --------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................    $361,800,996   $438,444,741   $124,664,239   $ 409,426,681   $134,921,353
   Accumulated undistributed net
     investment income (loss).............       8,082,520     32,607,182      6,245,420      41,958,393     10,194,834
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions........        (888,399)   (15,478,695)    10,369,412    (123,100,391)   (55,696,066)
   Unrealized appreciation (depreciation)
     on investments.......................        (111,968)     8,514,155      3,367,763      25,252,163      2,445,661
   Unrealized appreciation (depreciation)
     on futures contracts, options
     contracts and swap contracts.........              --             --        128,750              --         22,844
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......              --             --       (356,805)        (12,672)          (647)
   Unrealized appreciation (depreciation)
     on securities sold short.............              --             --             --          65,000             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........              --             --             --              --             --
                                              -------------------------------------------------------------------------
                                              $368,883,149   $464,087,383   $144,418,779   $ 353,589,174   $ 91,887,979
                                              =========================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................    $200,551,872   $281,330,461   $103,532,277   $ 260,731,991   $ 82,339,237
   Shares of beneficial interest issued
     and outstanding......................      18,530,003     23,182,590      8,638,598      34,194,536     10,321,477
   Net asset value, offering and
     redemption price per share...........    $      10.82   $      12.14   $      11.98   $        7.62   $       7.98
                                              =========================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................    $ 52,714,450   $ 62,835,309   $ 17,994,370   $  44,272,610   $  8,011,467
   Shares of beneficial interest issued
     and outstanding......................       4,882,021      5,189,310      1,508,899       5,820,061      1,008,266
   Net asset value, offering and
     redemption price per share...........    $      10.80   $      12.11   $      11.93   $        7.61   $       7.95
                                              =========================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................    $115,616,827   $119,921,613   $ 22,892,132   $  48,584,573   $  1,537,275
   Shares of beneficial interest issued
     and outstanding......................      10,726,819      9,922,461      1,925,044       6,396,420        193,872
   Net asset value, offering and
     redemption price per share...........    $      10.78   $      12.09   $      11.89   $        7.60   $       7.93
                                              =========================================================================


                                             SUNAMERICA      MFS TOTAL
                                              BALANCED         RETURN
   ---------------------------------------  ----------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................  $ 385,566,706   $827,048,152
   Accumulated undistributed net
     investment income (loss).............      9,745,055     32,735,324
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions........   (120,529,891)    56,817,499
   Unrealized appreciation (depreciation)
     on investments.......................     10,628,592     79,989,553
   Unrealized appreciation (depreciation)
     on futures contracts, options
     contracts and swap contracts.........             --             --
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......             --           (815)
   Unrealized appreciation (depreciation)
     on securities sold short.............             --             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........             --             --
                                            ----------------------------
                                            $ 285,410,462   $996,589,713
                                            ============================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 248,175,603   $679,465,167
   Shares of beneficial interest issued
     and outstanding......................     17,562,576     37,407,028
   Net asset value, offering and
     redemption price per share...........  $       14.13   $      18.16
                                            ============================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  25,240,972   $146,290,568
   Shares of beneficial interest issued
     and outstanding......................      1,789,787      8,069,386
   Net asset value, offering and
     redemption price per share...........  $       14.10   $      18.13
                                            ============================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $  11,993,887   $170,833,978
   Shares of beneficial interest issued
     and outstanding......................        851,870      9,437,855
   Net asset value, offering and
     redemption price per share...........  $       14.08   $      18.10
                                            ============================

    See Notes to Financial Statements

---------------------
    210

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                                                                     FEDERATED         DAVIS
                                              TELECOM       EQUITY       EQUITY        GROWTH-        AMERICAN        VENTURE
                                              UTILITY       INCOME        INDEX         INCOME        LEADERS          VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $51,369,119   $6,394,801   $43,459,577   $813,743,090   $244,136,909   $2,307,751,850
   Long-term investment securities, at
     value (affiliated)*..................           --           --       621,445             --             --       46,665,821
   Short-term investment securities, at
     value*...............................    2,932,000           --        99,516             --     11,236,000        6,049,000
   Repurchase agreements (cost equals
     market)..............................           --           --       994,000             --             --               --
                                            -------------------------------------------------------------------------------------
   Total investments......................   54,301,119    6,394,801    45,174,538    813,743,090    255,372,909    2,360,466,671
                                            -------------------------------------------------------------------------------------
   Cash...................................          787       60,992            67             --            322              376
   Foreign cash*..........................           --           --            --             --             --        2,654,821
   Deposit with broker for securities sold
     short................................           --           --            --             --             --               --
   Due from broker........................           --           --            --             --             --               --
   Receivables for --
     Fund shares sold.....................       99,323          739        10,227             --         79,665          888,213
     Dividends and interest...............      195,607       10,703        55,135        958,024        359,625        3,046,197
     Investments sold.....................           --           --            --      5,301,273      3,975,849        5,879,177
   Prepaid expenses and other assets......          824          118           711         14,007        116,625           34,439
   Due from investment adviser for expense
     reimbursements/fee waivers...........           --        3,468         3,038             --             --               --
   Variation margin on futures
     contracts............................           --           --            --             --             --               --
   Unrealized appreciation on forward
     foreign currency contracts...........           --           --            --             --             --               --
   Swap premiums received.................           --           --            --             --             --               --
   Unrealized appreciation on swap
     contracts............................           --           --            --             --             --               --
                                            -------------------------------------------------------------------------------------
   Total assets...........................   54,597,660    6,470,821    45,243,716    820,016,394    259,904,995    2,372,969,894
                                            -------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       64,835       19,151        78,331        900,510        208,456        1,919,189
     Investments purchased................           --        2,300        33,919             --      2,692,437        1,456,705
     Interest on securities sold short....           --           --            --             --             --               --
     Accrued foreign tax on capital
       gains..............................           --           --            --             --             --               --
     Investment advisory and management
       fees...............................       34,517        3,572        15,255        388,430        149,532        1,425,797
     Service fees -- Class 2..............          587           --            --          5,482          2,899           27,636
     Service fees -- Class 3..............           40           --            --          4,423          8,813           60,308
     Trustees' fees and expenses..........          226           27           184          3,330          1,044            9,654
   Other accrued expenses.................       42,513       43,114        49,790        122,599         76,229          626,850
   Other liabilities......................           --           --            --             --             --               --
   Line of credit.........................           --           --            --      2,552,789             --               --
   Variation margin on futures
     contracts............................           --           --         8,160             --             --               --
   Due to investment advisor for expense
     recoupment...........................           --           --            --             --             --               --
   Due to custodian.......................           --           --            --             --             --               --
   Securities sold short, at value#.......           --           --            --             --             --               --
   Unrealized depreciation on forward
     foreign currency contracts...........           --           --            --             --             --               --
   Unrealized depreciation on swap
     contracts............................           --           --            --             --             --               --
                                            -------------------------------------------------------------------------------------
   Total liabilities......................      142,718       68,164       185,639      3,977,563      3,139,410        5,526,139
                                            -------------------------------------------------------------------------------------
   NET ASSETS.............................  $54,454,942   $6,402,657   $45,058,077   $816,038,831   $256,765,585   $2,367,443,755
                                            =====================================================================================
   ---------------
     * Cost
      Long-term investment securities
        (unaffiliated)....................  $41,394,478   $5,168,947   $45,917,426   $627,391,205   $222,377,549   $1,584,588,270
                                            =====================================================================================
      Long-term investment securities
        (affiliated)......................  $        --   $       --   $   673,493   $         --   $         --   $   31,439,990
                                            =====================================================================================
      Short-term investment securities....  $ 2,932,000   $       --   $    99,751   $         --   $ 11,236,000   $    6,049,000
                                            =====================================================================================
      Foreign cash........................  $        --   $       --   $        --   $         --   $         --   $    2,656,198
                                            =====================================================================================
    # Proceeds from securities sold
      short...............................  $        --   $       --   $        --   $         --   $         --   $           --
                                            =====================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                                                                        FEDERATED        DAVIS
                                              TELECOM        EQUITY       EQUITY         GROWTH-         AMERICAN       VENTURE
                                              UTILITY        INCOME        INDEX          INCOME         LEADERS         VALUE
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................  $ 93,505,525   $4,965,602   $50,213,214   $  769,722,628   $233,913,619  $1,720,719,586
   Accumulated undistributed net
     investment income (loss).............     3,211,863      140,203       976,279        7,091,857      5,591,831      37,097,979
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions........   (52,237,087)      70,998    (3,618,787)    (147,127,539)    (4,499,225)   (128,754,658)
   Unrealized appreciation (depreciation)
     on investments.......................     9,974,641    1,225,854    (2,510,132)     186,351,885     21,759,360     738,389,411
   Unrealized appreciation (depreciation)
     on futures contracts, options
     contracts and swap contracts.........            --           --        (2,497)              --             --              --
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......            --           --            --               --             --          (8,563)
   Unrealized appreciation (depreciation)
     on securities sold short.............            --           --            --               --             --              --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........            --           --            --               --             --              --
                                            ---------------------------------------------------------------------------------------
                                            $ 54,454,942   $6,402,657   $45,058,077   $  816,038,831   $256,765,585  $2,367,443,755
                                            =======================================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 49,612,526   $6,402,657   $45,058,077   $  751,404,777   $191,817,384  $1,857,933,366
   Shares of beneficial interest issued
     and outstanding......................     5,245,036      520,011     4,262,589       30,976,497     11,331,129      67,725,310
   Net asset value, offering and
     redemption price per share...........  $       9.46   $    12.31   $     10.57   $        24.26   $      16.93  $        27.43
                                            =======================================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  4,648,655   $       --   $        --   $   43,555,469   $ 22,620,063  $  218,627,141
   Shares of beneficial interest issued
     and outstanding......................       492,253           --            --        1,799,015      1,339,259       7,986,710
   Net asset value, offering and
     redemption price per share...........  $       9.44   $       --   $        --   $        24.21   $      16.89  $        27.37
                                            =======================================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $    193,761   $       --   $        --   $   21,078,585   $ 42,328,138  $  290,883,248
   Shares of beneficial interest issued
     and outstanding......................        20,552           --            --          872,201      2,510,665      10,646,104
   Net asset value, offering and
     redemption price per share...........  $       9.43   $       --   $        --   $        24.17   $      16.86  $        27.32
                                            =======================================================================================

---------------

    See Notes to Financial Statements

---------------------
    212

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                                                               MFS
                                                                              GOLDMAN     MASSACHUSETTS      PUTNAM
                                             "DOGS" OF        ALLIANCE         SACHS        INVESTORS       GROWTH:
                                            WALL STREET        GROWTH        RESEARCH         TRUST         VOYAGER
   -------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $113,230,268   $1,001,504,647   $25,941,375   $268,605,192    $225,880,432
   Long-term investment securities, at
     value (affiliated)*..................            --               --            --             --       3,864,840
   Short-term investment securities, at
     value*...............................            --        8,315,000            --      3,310,000              --
   Repurchase agreements (cost equals
     market)..............................     1,006,000               --       400,000             --       1,633,000
                                            --------------------------------------------------------------------------
   Total investments......................   114,236,268    1,009,819,647    26,341,375    271,915,192     231,378,272
                                            --------------------------------------------------------------------------
   Cash...................................           918              732        19,934            452             474
   Foreign cash*..........................            --               --            --             --         360,335
   Deposit with broker for securities sold
     short................................            --               --            --             --              --
   Due from broker........................            --               --            --             --              --
   Receivables for --
     Fund shares sold.....................        24,331          203,088         3,126         39,489           6,176
     Dividends and interest...............       354,772          515,132        27,170        291,594          58,718
     Investments sold.....................       799,292       10,062,395            --      4,935,285       4,031,890
   Prepaid expenses and other assets......         1,929           16,021           452          4,849           3,942
   Due from investment adviser for expense
     reimbursements/fee waivers...........            --               --            --             --              --
   Variation margin on futures
     contracts............................            --               --            --             --              --
   Unrealized appreciation on forward
     foreign currency contracts...........            --               --            --             --              --
   Swap premiums received.................            --               --            --             --              --
   Unrealized appreciation on swap
     contracts............................            --               --            --             --              --
                                            --------------------------------------------------------------------------
   Total assets...........................   115,417,510    1,020,617,015    26,392,057    277,186,861     235,839,807
                                            --------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       164,252        1,186,556        28,478        311,642         277,755
     Investments purchased................            --        4,361,622            --      3,307,325       1,813,837
     Interest on securities sold short....            --               --            --             --              --
     Accrued foreign tax on capital
       gains..............................            --               --            --             --              --
     Investment advisory and management
       fees...............................        59,250          516,988        20,046        161,025         162,933
     Service fees -- Class 2..............         2,725            9,253           771          3,905           1,152
     Service fees -- Class 3..............         2,848           19,417           292          8,738             800
     Trustees' fees and expenses..........           481            4,027           107          1,099             937
   Other accrued expenses.................        50,577           64,381        43,394         64,216          36,220
   Other liabilities......................            --               --            --             --              --
   Line of credit.........................            --               --            --             --              --
   Variation margin on futures
     contracts............................            --               --            --             --              --
   Due to investment advisor for expense
     recoupment...........................            --               --         1,740             --              --
   Due to custodian.......................            --               --            --             --              --
   Securities sold short, at value#.......            --               --            --             --              --
   Unrealized depreciation on forward
     foreign currency contracts...........            --               --            --             --              --
   Unrealized depreciation on swap
     contracts............................            --               --            --             --              --
                                            --------------------------------------------------------------------------
   Total liabilities......................       280,133        6,162,244        94,828      3,857,950       2,293,634
                                            --------------------------------------------------------------------------
   NET ASSETS.............................  $115,137,377   $1,014,454,771   $26,297,229   $273,328,911    $233,546,173
                                            ==========================================================================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................  $109,476,056   $  822,937,761   $22,780,651   $232,159,012    $200,937,191
                                            ==========================================================================
      Long-term investment securities
        (affiliated)......................  $         --   $           --   $        --   $         --    $  2,272,306
                                            ==========================================================================
      Short-term investment securities....  $         --   $    8,315,000   $        --   $  3,310,000    $         --
                                            ==========================================================================
      Foreign cash........................  $         --   $           --   $        --   $         --    $    357,547
                                            ==========================================================================
    # Proceeds from securities sold
      short...............................  $         --   $           --   $        --   $         --    $         --
                                            ==========================================================================


                                             BLUE CHIP        REAL
                                              GROWTH         ESTATE
   ---------------------------------------  --------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $50,431,239   $242,149,727
   Long-term investment securities, at
     value (affiliated)*..................           --             --
   Short-term investment securities, at
     value*...............................           --      8,733,000
   Repurchase agreements (cost equals
     market)..............................    1,116,000             --
                                            --------------------------
   Total investments......................   51,547,239    250,882,727
                                            --------------------------
   Cash...................................          592            400
   Foreign cash*..........................           --        158,707
   Deposit with broker for securities sold
     short................................           --             --
   Due from broker........................           --             --
   Receivables for --
     Fund shares sold.....................       28,919        421,169
     Dividends and interest...............       15,912        155,682
     Investments sold.....................    1,012,806             --
   Prepaid expenses and other assets......          773          4,976
   Due from investment adviser for expense
     reimbursements/fee waivers...........        2,595             --
   Variation margin on futures
     contracts............................           --             --
   Unrealized appreciation on forward
     foreign currency contracts...........           --             --
   Swap premiums received.................           --             --
   Unrealized appreciation on swap
     contracts............................           --             --
                                            --------------------------
   Total assets...........................   52,608,836    251,623,661
                                            --------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       62,846        216,908
     Investments purchased................    1,488,308        184,940
     Interest on securities sold short....           --             --
     Accrued foreign tax on capital
       gains..............................           --             --
     Investment advisory and management
       fees...............................       30,030        158,075
     Service fees -- Class 2..............        1,670          4,224
     Service fees -- Class 3..............        1,840          8,536
     Trustees' fees and expenses..........          205            972
   Other accrued expenses.................       47,400         69,039
   Other liabilities......................           --             --
   Line of credit.........................           --             --
   Variation margin on futures
     contracts............................           --             --
   Due to investment advisor for expense
     recoupment...........................           --             --
   Due to custodian.......................           --             --
   Securities sold short, at value#.......           --             --
   Unrealized depreciation on forward
     foreign currency contracts...........           --             --
   Unrealized depreciation on swap
     contracts............................           --             --
                                            --------------------------
   Total liabilities......................    1,632,299        642,694
                                            --------------------------
   NET ASSETS.............................  $50,976,537   $250,980,967
                                            ==========================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................  $46,207,071   $158,219,046
                                            ==========================
      Long-term investment securities
        (affiliated)......................  $        --   $         --
                                            ==========================
      Short-term investment securities....  $        --   $  8,733,000
                                            ==========================
      Foreign cash........................  $        --   $    157,759
                                            ==========================
    # Proceeds from securities sold
      short...............................  $        --   $         --
                                            ==========================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                                                             MFS
                                                                           GOLDMAN      MASSACHUSETTS      PUTNAM
                                          "DOGS" OF        ALLIANCE         SACHS         INVESTORS        GROWTH:
                                         WALL STREET        GROWTH         RESEARCH         TRUST          VOYAGER
   ------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...................    $112,008,966   $1,812,468,624   $ 40,571,046   $299,646,528    $ 398,191,630
   Accumulated undistributed net
     investment income (loss)........       4,032,641        4,674,016        153,084      2,880,711        1,381,544
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, swap
     contracts, securities sold short
     and foreign exchange
     transactions....................      (4,658,442)    (981,254,755)   (17,587,625)   (65,643,417)    (192,562,636)
   Unrealized appreciation
     (depreciation) on investments...       3,754,212      178,566,886      3,160,724     36,446,180       26,535,775
   Unrealized appreciation
     (depreciation) on futures
     contracts, options contracts and
     swap contracts..................              --               --             --             --               --
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................              --               --             --         (1,091)            (140)
   Unrealized appreciation
     (depreciation) on securities
     sold short......................              --               --             --             --               --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..................              --               --             --             --               --
                                         ----------------------------------------------------------------------------
                                         $115,137,377   $1,014,454,771   $ 26,297,229   $273,328,911    $ 233,546,173
                                         ============================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets........................    $ 80,417,272   $  846,043,130   $ 18,755,200   $200,392,030    $ 219,648,487
   Shares of beneficial interest
     issued and outstanding..........       7,724,195       42,381,626      2,491,702     16,584,120       14,477,579
   Net asset value, offering and
     redemption price per share......    $      10.41   $        19.96   $       7.53   $      12.08    $       15.17
                                         ============================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets........................    $ 21,254,838   $   73,945,274   $  6,126,850   $ 30,820,459    $   9,352,675
   Shares of beneficial interest
     issued and outstanding..........       2,045,774        3,711,072        819,052      2,553,346          617,855
   Net asset value, offering and
     redemption price per share......    $      10.39   $        19.93   $       7.48   $      12.07    $       15.14
                                         ============================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets........................    $ 13,465,267   $   94,466,367   $  1,415,179   $ 42,116,422    $   4,545,011
   Shares of beneficial interest
     issued and outstanding..........       1,298,203        4,749,042        189,742      3,495,150          301,060
   Net asset value, offering and
     redemption price per share......    $      10.37   $        19.89   $       7.46   $      12.05    $       15.10
                                         ============================================================================
   ---------------


                                        BLUE CHIP        REAL
                                         GROWTH         ESTATE
   ----------------------------------  --------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...................  $55,699,058   $134,017,725
   Accumulated undistributed net
     investment income (loss)........      296,061      8,038,732
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, swap
     contracts, securities sold short
     and foreign exchange
     transactions....................   (9,242,750)    24,992,881
   Unrealized appreciation
     (depreciation) on investments...    4,224,168     83,930,681
   Unrealized appreciation
     (depreciation) on futures
     contracts, options contracts and
     swap contracts..................           --             --
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................           --            948
   Unrealized appreciation
     (depreciation) on securities
     sold short......................           --             --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..................           --             --
                                       --------------------------
                                       $50,976,537   $250,980,967
                                       ==========================
   Class 1 (unlimited shares
     authorized):
   Net assets........................  $28,887,465   $174,227,838
   Shares of beneficial interest
     issued and outstanding..........    4,431,616      7,903,798
   Net asset value, offering and
     redemption price per share......  $      6.52   $      22.04
                                       ==========================
   Class 2 (unlimited shares
     authorized):
   Net assets........................  $13,254,583   $ 34,170,691
   Shares of beneficial interest
     issued and outstanding..........    2,036,309      1,554,767
   Net asset value, offering and
     redemption price per share......  $      6.51   $      21.98
                                       ==========================
   Class 3 (unlimited shares
     authorized):
   Net assets........................  $ 8,834,489   $ 42,582,438
   Shares of beneficial interest
     issued and outstanding..........    1,360,292      1,941,283
   Net asset value, offering and
     redemption price per share......  $      6.49   $      21.94
                                       ==========================
   ---------------

    See Notes to Financial Statements

---------------------
    214

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                 SMALL          MFS
                                                COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                 VALUE         GROWTH         GROWTH      OPPORTUNITIES      GROWTH      TECHNOLOGY
   ---------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................    $10,177,720   $259,355,878   $192,174,667    $25,675,289    $141,589,175   $43,591,544
   Long-term investment securities, at
     value (affiliated)*..................             --             --             --             --              --            --
   Short-term investment securities, at
     value*...............................        311,000      5,904,000             --             --              --            --
   Repurchase agreements (cost equals
     market)..............................             --             --      8,125,000      2,507,000       4,371,000     1,702,000
                                              --------------------------------------------------------------------------------------
   Total investments......................     10,488,720    265,259,878    200,299,667     28,182,289     145,960,175    45,293,544
                                              --------------------------------------------------------------------------------------
   Cash...................................            896             43            395          1,000             752           139
   Foreign cash*..........................             --             --             --             --         180,713            --
   Deposit with broker for securities sold
     short................................             --             --             --             --              --            --
   Due from broker........................             --             --             --             --              --            --
   Receivables for --
     Fund shares sold.....................            389         64,880        108,122        131,027         139,799        54,637
     Dividends and interest...............          3,918         26,778         79,615            867         104,237         2,089
     Investments sold.....................         41,746      3,520,858      2,878,969      1,001,912       1,120,440            --
   Prepaid expenses and other assets......            150          4,116          3,085            490           2,029           783
   Due from investment adviser for expense
     reimbursements/fee waivers...........          2,636             --             --          3,037              --            --
   Variation margin on futures
     contracts............................             --             --             --             --              --            --
   Unrealized appreciation on forward
     foreign currency contracts...........             --             --             --             --              --            --
   Swap premiums received.................             --             --             --             --              --            --
   Unrealized appreciation on swap
     contracts............................             --             --             --             --              --            --
                                              --------------------------------------------------------------------------------------
   Total assets...........................     10,538,455    268,876,553    203,369,853     29,320,622     147,508,145    45,351,192
                                              --------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................          9,201        296,002        173,816        138,803         180,614        22,904
     Investments purchased................             --      3,844,022             --        409,911       3,076,920       246,958
     Interest on securities sold short....             --             --             --             --              --            --
     Accrued foreign tax on capital
       gains..............................             --             --             --             --              --            --
     Investment advisory and management
       fees...............................          8,683        166,300        120,250         18,142         101,759        37,458
     Service fees -- Class 2..............             --          6,610          1,705            809           5,671         1,277
     Service fees -- Class 3..............             --         12,974          1,683            866           5,457         1,907
     Trustees' fees and expenses..........             43          1,078            798            111             571           176
   Other accrued expenses.................         43,742         38,078         42,624         45,342          36,547        20,328
   Other liabilities......................             --             --             --             --              --            --
   Line of credit.........................             --             --             --             --              --            --
   Variation margin on futures
     contracts............................             --             --             --             --              --            --
   Due to investment advisor for expense
     recoupment...........................             --             --             --             --              --            --
   Due to custodian.......................             --             --             --             --              --            --
   Securities sold short, at value#.......             --             --             --             --              --            --
   Unrealized depreciation on forward
     foreign currency contracts...........             --             --             --             --              --            --
   Unrealized depreciation on swap
     contracts............................             --             --             --             --              --            --
                                              --------------------------------------------------------------------------------------
   Total liabilities......................         61,669      4,365,064        340,876        613,984       3,407,539       331,008
                                              --------------------------------------------------------------------------------------
   NET ASSETS.............................    $10,476,786   $264,511,489   $203,028,977    $28,706,638    $144,100,606   $45,020,184
                                              ======================================================================================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................    $ 6,976,195   $218,280,272   $162,469,415    $23,013,870    $104,770,284   $40,450,441
                                              ======================================================================================
      Long-term investment securities
        (affiliated)......................    $        --   $         --   $         --    $        --    $         --   $        --
                                              ======================================================================================
      Short-term investment securities....    $   311,000   $  5,904,000   $         --    $        --    $         --   $        --
                                              ======================================================================================
      Foreign cash........................    $        --   $         --   $         --    $        --    $    176,738   $        --
                                              ======================================================================================
    # Proceeds from securities sold
      short...............................    $        --   $         --   $         --    $        --    $         --   $        --
                                              ======================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                    SMALL           MFS
                                                   COMPANY        MID-CAP       AGGRESSIVE        GROWTH         MARSICO
                                                    VALUE         GROWTH          GROWTH       OPPORTUNITIES      GROWTH
   ------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................    $ 5,723,688   $ 461,234,142   $ 395,288,814   $ 47,393,314    $108,912,105
   Accumulated undistributed net investment
     income (loss)...........................         77,142        (478,648)        (75,098)       (78,217)        132,672
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........      1,474,431    (237,319,611)   (221,889,991)   (21,269,878)     (1,767,038)
   Unrealized appreciation (depreciation) on
     investments.............................      3,201,525      41,075,606      29,705,252      2,661,419      36,818,891
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................             --              --              --             --              --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............             --              --              --             --           3,976
   Unrealized appreciation (depreciation) on
     securities sold short...................             --              --              --             --              --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............             --              --              --             --              --
                                                 --------------------------------------------------------------------------
                                                 $10,476,786   $ 264,511,489   $ 203,028,977   $ 28,706,638    $144,100,606
                                                 ==========================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................    $10,476,786   $ 149,103,195   $ 180,864,259   $ 18,160,907    $ 72,248,932
   Shares of beneficial interest issued and
     outstanding.............................        624,658      16,254,128      16,198,600      3,445,564       6,292,513
   Net asset value, offering and redemption
     price per share.........................    $     16.77   $        9.17   $       11.17   $       5.27    $      11.48
                                                 ==========================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................    $        --   $  52,790,260   $  13,792,335   $  6,383,803    $ 45,099,354
   Shares of beneficial interest issued and
     outstanding.............................             --       5,790,838       1,240,278      1,219,072       3,948,141
   Net asset value, offering and redemption
     price per share.........................    $        --   $        9.12   $       11.12   $       5.24    $      11.42
                                                 ==========================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................    $        --   $  62,618,034   $   8,372,383   $  4,161,928    $ 26,752,320
   Shares of beneficial interest issued and
     outstanding.............................             --       6,888,639         755,121        797,002       2,348,235
   Net asset value, offering and redemption
     price per share.........................    $        --   $        9.09   $       11.09   $       5.22    $      11.39
                                                 ==========================================================================


                                                TECHNOLOGY
   ------------------------------------------  ------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $102,581,352
   Accumulated undistributed net investment
     income (loss)...........................      (204,049)
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........   (60,498,222)
   Unrealized appreciation (depreciation) on
     investments.............................     3,141,103
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................            --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............            --
   Unrealized appreciation (depreciation) on
     securities sold short...................            --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............            --
                                               ------------
                                               $ 45,020,184
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $ 25,494,664
   Shares of beneficial interest issued and
     outstanding.............................     9,769,173
   Net asset value, offering and redemption
     price per share.........................  $       2.61
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 10,319,669
   Shares of beneficial interest issued and
     outstanding.............................     3,973,759
   Net asset value, offering and redemption
     price per share.........................  $       2.60
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $  9,205,851
   Shares of beneficial interest issued and
     outstanding.............................     3,554,117
   Net asset value, offering and redemption
     price per share.........................  $       2.59
                                               ============

    See Notes to Financial Statements

---------------------
    216

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                 SMALL &      INTERNATIONAL                   INTERNATIONAL
                                                 MID CAP       GROWTH AND         GLOBAL       DIVERSIFIED      EMERGING
                                                  VALUE          INCOME          EQUITIES       EQUITIES        MARKETS
   -----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.........................  $212,808,272   $330,928,987     $218,187,881   $311,143,706    $156,714,483
   Long-term investment securities, at value
     (affiliated)*...........................            --             --               --             --              --
   Short-term investment securities, at
     value*..................................            --             --          968,000             --              --
   Repurchase agreements (cost equals
     market).................................     8,134,000      2,799,000               --     25,989,000       4,325,000
                                               ---------------------------------------------------------------------------
   Total investments.........................   220,942,272    333,727,987      219,155,881    337,132,706     161,039,483
                                               ---------------------------------------------------------------------------
   Cash......................................           906             --              543             33              --
   Foreign cash*.............................            --      1,169,352        1,177,994      1,259,106       1,319,653
   Deposit with broker for securities sold
     short...................................
   Due from broker...........................            --             --               --      9,526,851              --
   Receivables for --
     Fund shares sold........................       275,355        179,286           10,652        182,117         225,467
     Dividends and interest..................       121,109        633,097          259,948        446,367         664,288
     Investments sold........................     2,320,457        429,077        2,463,757             --       5,448,337
   Prepaid expenses and other assets.........         2,188          4,693            3,543          8,506           1,882
   Due from investment adviser for expense
     reimbursements/fee waivers..............            --             --               --             --              --
   Variation margin on futures contracts.....            --             --               --      1,073,005              --
   Unrealized appreciation on forward foreign
     currency contracts......................            --             --               --      1,243,835              --
   Swap premiums received....................            --             --               --             --           2,643
   Unrealized appreciation on swap
     contracts...............................            --             --               --             --         281,197
                                               ---------------------------------------------------------------------------
   Total assets..............................   223,662,287    336,143,492      223,072,318    350,872,526     168,982,950
                                               ---------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................            --        486,397          239,998        265,604          47,107
     Investments purchased...................       784,725      2,648,945        2,617,816         72,332       5,723,263
     Interest on securities sold short.......            --             --               --             --              --
     Accrued foreign tax on capital gains....            --             --           12,499              9         104,340
     Investment advisory and management
       fees..................................       181,369        261,831          145,841        292,460         163,315
     Service fees -- Class 2.................         6,032          4,481            1,573          6,059           2,026
     Service fees -- Class 3.................        35,289          8,659            2,076         26,746           3,830
     Trustees' fees and expenses.............           831          1,348              884          1,405             611
   Other accrued expenses....................        16,588        308,130          126,387        337,174         310,495
   Other liabilities.........................            --             --               --             --              --
   Line of credit............................            --             --               --             --              --
   Variation margin on futures contracts.....            --             --               --             --              --
   Due to investment advisor for expense
     recoupment..............................            --             --               --             --              --
   Due to custodian..........................            --      1,022,474               --             --         238,477
   Securities sold short, at value#..........            --             --               --             --              --
   Unrealized depreciation on forward foreign
     currency contracts......................            --             --               --      2,027,022              --
   Unrealized depreciation on swap
     contracts...............................            --             --               --             --              --
                                               ---------------------------------------------------------------------------
   Total liabilities.........................     1,024,834      4,742,265        3,147,074      3,028,811       6,593,464
                                               ---------------------------------------------------------------------------
   NET ASSETS................................  $222,637,453   $331,401,227     $219,925,244   $347,843,715    $162,389,486
                                               ===========================================================================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated).......................  $179,228,308   $284,869,188     $180,777,580   $266,996,152    $125,167,144
                                               ===========================================================================
      Long-term investment securities
     (affiliated)............................  $         --   $         --     $         --   $         --    $         --
                                               ===========================================================================
      Short-term investment securities.......  $         --   $         --     $    968,000   $         --    $         --
                                               ===========================================================================
      Foreign cash...........................  $         --   $  1,171,155     $  1,172,665   $  1,251,467    $  1,321,971
                                               ===========================================================================
    # Proceeds from securities sold short....  $         --   $         --     $         --   $         --    $         --
                                               ===========================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  ------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.........................  $295,162,129
   Long-term investment securities, at value
     (affiliated)*...........................            --
   Short-term investment securities, at
     value*..................................    15,066,458
   Repurchase agreements (cost equals
     market).................................            --
                                               ------------
   Total investments.........................   310,228,587
                                               ------------
   Cash......................................         2,729
   Foreign cash*.............................     1,333,227
   Deposit with broker for securities sold
     short...................................
   Due from broker...........................            --
   Receivables for --
     Fund shares sold........................       226,004
     Dividends and interest..................       548,833
     Investments sold........................        28,534
   Prepaid expenses and other assets.........         3,022
   Due from investment adviser for expense
     reimbursements/fee waivers..............            --
   Variation margin on futures contracts.....            --
   Unrealized appreciation on forward foreign
     currency contracts......................            --
   Swap premiums received....................            --
   Unrealized appreciation on swap
     contracts...............................            --
                                               ------------
   Total assets..............................   312,370,936
                                               ------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       167,848
     Investments purchased...................     2,438,707
     Interest on securities sold short.......            --
     Accrued foreign tax on capital gains....            --
     Investment advisory and management
       fees..................................       219,125
     Service fees -- Class 2.................         7,753
     Service fees -- Class 3.................        50,641
     Trustees' fees and expenses.............         1,200
   Other accrued expenses....................       186,183
   Other liabilities.........................            --
   Line of credit............................            --
   Variation margin on futures contracts.....            --
   Due to investment advisor for expense
     recoupment..............................            --
   Due to custodian..........................            --
   Securities sold short, at value#..........            --
   Unrealized depreciation on forward foreign
     currency contracts......................            --
   Unrealized depreciation on swap
     contracts...............................            --
                                               ------------
   Total liabilities.........................     3,071,457
                                               ------------
   NET ASSETS................................  $309,299,479
                                               ============
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated).......................  $254,161,980
                                               ============
      Long-term investment securities
     (affiliated)............................  $         --
                                               ============
      Short-term investment securities.......  $ 15,072,311
                                               ============
      Foreign cash...........................  $  1,331,986
                                               ============
    # Proceeds from securities sold short....  $         --
                                               ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2005 (UNAUDITED)

                                                 SMALL &      INTERNATIONAL                    INTERNATIONAL
                                                 MID CAP       GROWTH AND         GLOBAL        DIVERSIFIED      EMERGING
                                                  VALUE          INCOME          EQUITIES        EQUITIES        MARKETS
   ------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $181,800,112   $309,865,964     $ 357,509,729   $381,861,838    $120,521,299
   Accumulated undistributed net investment
     income (loss)...........................        (7,361)     7,368,740         1,476,885      8,742,111       2,182,190
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........     7,264,738    (31,875,947)     (176,457,371)   (86,886,816)      7,978,489
   Unrealized appreciation (depreciation) on
     investments.............................    33,579,964     46,059,799        37,410,301     44,147,554      31,547,339
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................            --             --                --        768,055         281,197
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............            --        (17,329)           (1,801)      (789,018)        (16,688)
   Unrealized appreciation (depreciation) on
     securities sold short...................            --             --                --             --              --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............            --             --           (12,499)            (9)       (104,340)
                                               ----------------------------------------------------------------------------
                                               $222,637,453   $331,401,227     $ 219,925,244   $347,843,715    $162,389,486
                                               ============================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................  $         --   $254,077,023     $ 197,138,408   $170,581,078    $126,925,043
   Shares of beneficial interest issued and
     outstanding.............................            --     20,802,469        16,408,710     21,680,013       9,558,477
   Net asset value, offering and redemption
     price per share.........................  $         --   $      12.21     $       12.01   $       7.87    $      13.28
                                               ============================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 48,601,811   $ 35,653,512     $  12,615,091   $ 48,182,450    $ 16,738,556
   Shares of beneficial interest issued and
     outstanding.............................     2,888,969      2,914,897         1,054,318      6,159,147       1,264,413
   Net asset value, offering and redemption
     price per share.........................  $      16.82   $      12.23     $       11.97   $       7.82    $      13.24
                                               ============================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................  $174,035,642   $ 41,670,692     $  10,171,745   $129,080,187    $ 18,725,887
   Shares of beneficial interest issued and
     outstanding.............................    10,356,329      3,411,485           852,241     16,525,487       1,416,678
   Net asset value, offering and redemption
     price per share.........................  $      16.80   $      12.21     $       11.94   $       7.81    $      13.22
                                               ============================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  ------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $260,795,659
   Accumulated undistributed net investment
     income (loss)...........................     3,585,692
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........     3,944,201
   Unrealized appreciation (depreciation) on
     investments.............................    40,994,296
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................            --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............       (20,369)
   Unrealized appreciation (depreciation) on
     securities sold short...................            --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............            --
                                               ------------
                                               $309,299,479
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $         --
   Shares of beneficial interest issued and
     outstanding.............................            --
   Net asset value, offering and redemption
     price per share.........................  $         --
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 61,868,588
   Shares of beneficial interest issued and
     outstanding.............................     4,126,021
   Net asset value, offering and redemption
     price per share.........................  $      14.99
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $247,430,891
   Shares of beneficial interest issued and
     outstanding.............................    16,500,936
   Net asset value, offering and redemption
     price per share.........................  $      14.99
                                               ============

    See Notes to Financial Statements

---------------------
    218

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE PERIOD ENDED JULY 31, 2005 (unaudited)

                                                                                                            HIGH-      WORLDWIDE
                                                                   CASH       CORPORATE      GLOBAL         YIELD         HIGH
                                                                MANAGEMENT      BOND          BOND          BOND         INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)...................................  $5,939,169   $12,975,272   $ 2,244,426   $14,150,563   $3,760,203
    Interest (affiliated).....................................         --             --            --        55,000           --
    Dividends (unaffiliated)..................................         --        164,730        32,192       222,444       61,199
    Dividends (affiliated)....................................         --             --            --            --           --
                                                                -----------------------------------------------------------------
        Total investment income*..............................  5,939,169     13,140,002     2,276,618    14,428,007    3,821,402
                                                                -----------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees...................    988,038      1,236,758       479,716     1,049,674      365,772
    Service fees:
      Class 2.................................................     41,397         46,736        12,905        32,637        5,913
      Class 3.................................................    143,553        133,600        25,524        56,921        1,677
    Custodian fees............................................     44,682         69,649        53,572        56,564       34,365
    Reports to shareholders...................................     29,141         27,874         9,593        25,340        6,878
    Audit and tax fees........................................     18,824         19,005        25,521        19,005       25,521
    Legal fees................................................      5,430          4,344         1,629         3,982        1,267
    Trustees' fees and expenses...............................     10,604         12,018         3,744         9,506        2,507
    Interest expense..........................................         --             --            --        24,647           --
    Interest expense on securities sold short.................         --             --            --        81,960           --
    Other expenses............................................      7,055          8,396         2,986         6,884        2,224
                                                                -----------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody credits
          and fees paid indirectly............................  1,288,724      1,558,380       615,190     1,367,120      446,124
        Net (fees waived and expenses reimbursed)/recouped by
          investment advisor (Note 4).........................         --             --            --            --           --
        Custody credits earned on cash balances...............     (1,338)        (4,192)         (199)       (3,336)      (1,637)
        Fee paid indirectly (Note 5)..........................         --             --            --            --           --
                                                                -----------------------------------------------------------------
        Net expenses..........................................  1,287,386      1,554,188       614,991     1,363,784      444,487
                                                                -----------------------------------------------------------------
   Net investment income (loss)...............................  4,651,783     11,585,814     1,661,627    13,064,223    3,376,915
                                                                -----------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**........................................    (40,166)      (485,450)    1,564,071     7,095,772     (288,250)
    Net realized gain (loss) on investments (affiliated)......         --             --            --            --           --
    Net realized gain (loss) on securities sold short.........         --             --            --        95,097           --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts............................         --             --      (625,090)           --       49,473
    Net realized foreign exchange gain (loss) on other assets
      and liabilities.........................................         --             --     8,630,623        13,524      231,566
                                                                -----------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies..............................................    (40,166)      (485,450)    9,569,604     7,204,393       (7,211)
                                                                -----------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)..............................    (14,360)    (6,764,164)   (8,222,616)   (4,573,288)      62,607
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)................................         --             --            --       (22,500)          --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts...............................................         --             --       261,198            --       16,614
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities..................................         --             --      (331,350)      (25,301)      (2,861)
    Change in unrealized appreciation (depreciation) on
      securities sold short...................................         --             --            --        56,182           --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).............................         --             --            --            --           --
                                                                -----------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies................................................    (14,360)    (6,764,164)   (8,292,768)   (4,564,907)      76,360
                                                                -----------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies........................................    (54,526)    (7,249,614)    1,276,836     2,639,486       69,149
                                                                -----------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS................................................  $4,597,257   $ 4,336,200   $ 2,938,463   $15,703,709   $3,446,064
                                                                =================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of............................................  $      --    $     9,264   $    11,118   $       282   $       --
                                                                =================================================================
    ** Net of foreign withholding taxes on capital gains of...  $      --    $        --   $        --   $        --   $       --
                                                                =================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2005 (UNAUDITED)


                                                                 SUNAMERICA     MFS TOTAL     TELECOM      EQUITY      EQUITY
                                                                  BALANCED       RETURN       UTILITY      INCOME      INDEX
   ----------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................  $2,607,298    $ 9,320,218   $    4,597   $    439   $    5,086
    Interest (affiliated)......................................       1,925             --           --         --           --
    Dividends (unaffiliated)...................................   1,583,504      6,201,902    1,274,378     82,458      415,065
    Dividends (affiliated).....................................          --             --           --         --        2,687
                                                                 --------------------------------------------------------------
        Total investment income*...............................   4,192,727     15,522,120    1,278,975     82,897      422,838
                                                                 --------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees....................     931,481      3,134,844      201,341     22,230       90,330
    Service fees:
      Class 2..................................................      19,123        108,500        3,330         --           --
      Class 3..................................................      14,974        193,872          212         --           --
    Custodian fees.............................................      82,646        146,068       26,567     24,574       26,075
    Reports to shareholders....................................      23,711         62,083        3,801        543        3,439
    Audit and tax fees.........................................      16,109         15,928       16,290     16,290       16,290
    Legal fees.................................................       3,801          9,774          724        181          724
    Trustees' fees and expenses................................       7,495         26,154        1,502        193        1,242
    Interest expense...........................................       6,491            495           36         --           --
    Interest expense on securities sold short..................          --             --           --         --           --
    Other expenses.............................................       7,415         20,862        1,587        607        1,458
                                                                 --------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody credits
          and fees paid indirectly.............................   1,113,246      3,718,580      255,390     64,618      139,558
        Net (fees waived and expenses reimbursed)/recouped by
          investment advisor (Note 4)..........................          --             --           --    (18,057)     (15,354)
        Custody credits earned on cash balances................      (1,131)        (3,626)         (60)      (392)          --
        Fee paid indirectly (Note 5)...........................      (5,488)       (62,954)      (5,959)        --           --
                                                                 --------------------------------------------------------------
        Net expenses...........................................   1,106,627      3,652,000      249,371     46,169      124,204
                                                                 --------------------------------------------------------------
   Net investment income (loss)................................   3,086,100     11,870,120    1,029,604     36,728      298,634
                                                                 --------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...   7,573,301     17,976,872    1,839,970         --     (282,679)
    Net realized gain (loss) on investments (affiliated).......          --             --           --         --       (4,594)
    Net realized gain (loss) on securities sold short..........          --             --           --         --           --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................          --             --           --     55,406        6,721
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................          --         (6,334)        (104)        --           --
                                                                 --------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................   7,573,301     17,970,538    1,839,866     55,406     (280,552)
                                                                 --------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................  (4,335,656)     2,764,608    1,972,027    263,152    2,323,894
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................        (788)            --           --         --      (64,476)
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........          --             --           --         --        4,238
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................          --         (2,947)          --         --           --
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................          --             --           --         --           --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................          --             --           --         --           --
                                                                 --------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................  (4,336,444)     2,761,661    1,972,027    263,152    2,263,656
                                                                 --------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................   3,236,857     20,732,199    3,811,893    318,558    1,983,104
                                                                 --------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $6,322,957    $32,602,319   $4,841,497   $355,286   $2,281,738
                                                                 ==============================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $    5,128    $    96,139   $   31,137   $    504   $       --
                                                                 ==============================================================
    ** Net of foreign withholding taxes on capital gains of....  $       --    $        --   $       --   $     --   $       --
                                                                 ==============================================================

    See Notes to Financial Statements

---------------------
    220

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2005 (UNAUDITED)

                                                                            FEDERATED       DAVIS
                                                               GROWTH-      AMERICAN       VENTURE       "DOGS" OF     ALLIANCE
                                                               INCOME        LEADERS        VALUE       WALL STREET     GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)................................  $   163,772   $    70,750   $    124,956   $   15,744    $    40,334
    Interest (affiliated)..................................           --            --             --           --             --
    Dividends (unaffiliated)...............................    5,219,417     2,696,974     23,655,736    1,813,305      4,376,998
    Dividends (affiliated).................................           --            --        165,404           --             --
                                                             --------------------------------------------------------------------
        Total investment income*...........................    5,383,189     2,767,724     23,946,096    1,829,049      4,417,332
                                                             --------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees................    2,319,175       876,417      8,305,068      364,609      2,961,274
    Service fees:
      Class 2..............................................       31,976        16,891        160,036       16,281         51,917
      Class 3..............................................       24,055        47,251        322,781       16,428        100,614
    Custodian fees.........................................      109,352        38,243        488,315       30,216        121,718
    Reports to shareholders................................       68,599        18,100        162,357        9,412         77,830
    Audit and tax fees.....................................       15,747        16,290         15,928        9,593         15,566
    Legal fees.............................................       10,679         2,896         24,978        1,629         12,127
    Trustees' fees and expenses............................       23,321         7,054         63,980        3,388         26,948
    Interest expense.......................................        9,692            --             --           --          2,223
    Interest expense on securities sold short..............           --            --             --           --             --
    Other expenses.........................................       20,395         6,113         51,575        1,519         23,762
                                                             --------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, custody credits and fees paid
          indirectly.......................................    2,632,991     1,029,255      9,595,018      453,075      3,393,979
        Net (fees waived and expenses reimbursed)/recouped
          by investment advisor (Note 4)...................           --            --             --           --             --
        Custody credits earned on cash balances............          (19)         (133)          (359)          (9)           (19)
        Fee paid indirectly (Note 5).......................      (76,147)      (95,664)       (18,126)      (1,880)      (124,144)
                                                             --------------------------------------------------------------------
        Net expenses.......................................    2,556,825       933,458      9,576,533      451,186      3,269,816
                                                             --------------------------------------------------------------------
   Net investment income (loss)............................    2,826,364     1,834,266     14,369,563    1,377,863      1,147,516
                                                             --------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**.....................................   22,383,026    16,846,217     54,602,768      (54,427)    40,077,879
    Net realized gain (loss) on investments (affiliated)...           --            --        237,204           --             --
    Net realized gain (loss) on securities sold short......           --            --             --           --             --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.........................           --            --             --           --             --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................           --            --       (133,339)          --             --
                                                             --------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...........................................   22,383,026    16,846,217     54,706,633      (54,427)    40,077,879
                                                             --------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...........................    8,620,699    (5,538,116)    64,376,650     (792,634)    55,532,677
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).............................           --            --     (2,077,189)          --             --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts............................................           --            --             --           --             --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.........................           --            --        (16,203)          --             --
    Change in unrealized appreciation (depreciation) on
      securities sold short................................           --            --             --           --             --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..........................           --            --             --           --             --
                                                             --------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.............................................    8,620,699    (5,538,116)    62,283,258     (792,634)    55,532,677
                                                             --------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................   31,003,725    11,308,101    116,989,891     (847,061)    95,610,556
                                                             --------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.............................................  $33,830,089   $13,142,367   $131,359,454   $  530,802    $96,758,072
                                                             ====================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.........................................  $     6,099   $    19,961   $    938,282   $       --    $   115,869
                                                             ====================================================================
    ** Net of foreign withholding taxes on capital gains
       of..................................................  $        --   $        --   $         --   $       --    $        --
                                                             ====================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2005 (UNAUDITED)

                                                                                MFS
                                                               GOLDMAN     MASSACHUSETTS     PUTNAM         BLUE
                                                                SACHS        INVESTORS       GROWTH:        CHIP         REAL
                                                              RESEARCH         TRUST         VOYAGER       GROWTH       ESTATE
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)................................  $     5,631    $    33,411    $    13,863   $    8,722   $   134,192
    Interest (affiliated)..................................           --             --             --           --            --
    Dividends (unaffiliated)...............................      221,550      1,981,607      1,068,324      259,861     4,461,446
    Dividends (affiliated).................................           --             --         16,050           --            --
                                                             --------------------------------------------------------------------
        Total investment income*...........................      227,181      2,015,018      1,098,237      268,583     4,595,638
                                                             --------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees................      119,279        945,147        960,641      176,070       855,049
    Service fees:
      Class 2..............................................        4,564         22,818          6,686        9,801        22,887
      Class 3..............................................        1,536         48,037          4,348       10,256        43,047
    Custodian fees.........................................       24,938         48,796         39,387       26,458        42,356
    Reports to shareholders................................        2,172         19,548         19,367        3,620        13,394
    Audit and tax fees.....................................       16,290         16,290         16,109       16,290        16,290
    Legal fees.............................................          543          3,258          3,077          724         2,172
    Trustees' fees and expenses............................          732          7,488          6,468        1,374         6,078
    Interest expense.......................................           31          1,873          6,350          814            --
    Interest expense on securities sold short..............           --             --             --           --            --
    Other expenses.........................................        1,124          6,351          6,055        1,556         5,076
                                                             --------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly.................      171,209      1,119,606      1,068,488      246,963     1,006,349
        Net (fees waived and expenses reimbursed)/recouped
          by investment advisor (Note 4)...................       13,810             --             --      (13,003)           --
        Custody credits earned on cash balances............           --             --            (21)        (103)         (107)
        Fees paid indirectly (Note 5)......................       (2,615)       (20,459)       (42,318)      (4,824)           --
                                                             --------------------------------------------------------------------
        Net expenses.......................................      182,404      1,099,147      1,026,149      229,033     1,006,242
                                                             --------------------------------------------------------------------
   Net investment income (loss)............................       44,777        915,871         72,088       39,550     3,589,396
                                                             --------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**.....................................    1,751,999     13,622,881     17,766,288      609,870     7,993,376
    Net realized gain (loss) on investments (affiliated)...           --             --             --           --            --
    Net realized gain (loss) on securities sold short......           --             --             --           --            --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.........................           --             --             --           --            --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................           --         (6,403)          (712)          --       (18,232)
                                                             --------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...........................................    1,751,999     13,616,478     17,765,576      609,870     7,975,144
                                                             --------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...........................   (1,130,984)       (87,734)    (1,064,411)   1,783,203    32,145,332
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).............................           --             --       (390,978)          --            --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts............................................           --             --             --           --            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.........................           --         (2,530)          (140)          --           948
    Change in unrealized appreciation (depreciation) on
      securities sold short................................           --             --             --           --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..........................           --             --             --           --            --
                                                             --------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.............................................   (1,130,984)       (90,264)    (1,455,529)   1,783,203    32,146,280
                                                             --------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................      621,015     13,526,214     16,310,047    2,393,073    40,121,424
                                                             --------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.............................................  $   665,792    $14,442,085    $16,382,135   $2,432,623   $43,710,820
                                                             ====================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.........................................  $        --    $    55,773    $       997   $       --   $    13,866
                                                             ====================================================================
    ** Net of foreign withholding taxes on capital gains
       of..................................................  $        --    $        --    $        --   $       --   $        --
                                                             ====================================================================

    See Notes to Financial Statements

---------------------
    222

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2005 (UNAUDITED)


                                                  SMALL          MFS
                                                 COMPANY       MID-CAP     AGGRESSIVE       GROWTH         MARSICO
                                                  VALUE        GROWTH        GROWTH      OPPORTUNITIES     GROWTH      TECHNOLOGY
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)...................  $    6,491   $    70,574   $   111,792    $   23,922     $    20,977   $   11,433
    Interest (affiliated).....................          --            --            --            --              --           --
    Dividends (unaffiliated)..................      89,161       582,985       583,622        43,317         803,197       54,559
    Dividends (affiliated)....................          --            --            --            --              --           --
                                                ---------------------------------------------------------------------------------
        Total investment income*..............      95,652       653,559       695,414        67,239         824,174       65,992
                                                ---------------------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees...      50,681       966,385       695,654       103,947         578,140      217,328
    Service fees:
      Class 2.................................          --        38,390         9,745         4,708          32,555        7,352
      Class 3.................................          --        70,679         9,033         4,910          30,331       10,741
    Custodian fees............................      24,276        41,498        34,316        25,016          32,051       26,025
    Reports to shareholders...................         724        19,729        13,937         2,534           9,412        3,801
    Audit and tax fees........................      16,290        16,290        16,290        16,290          16,290       16,290
    Legal fees................................         181         3,258         2,353           543           1,629          724
    Trustees' fees and expenses...............         285         7,185         5,479           736           3,679        1,150
    Interest expense..........................          --         1,018            --            --             128          224
    Interest expense on securities sold
      short...................................          --            --            --            --              --           --
    Other expenses............................         717         6,382         4,831         1,189           2,950        1,557
                                                ---------------------------------------------------------------------------------
        Total expenses before fee waivers,
          expense reimbursements, expense
          recoupments, custody credits and
          fees paid indirectly................      93,154     1,170,814       791,638       159,873         707,165      285,192
        Net (fees waived and expenses
          reimbursed)/recouped by investment
          advisor (Note 4)....................     (12,060)           --            --       (11,623)             --           --
        Custody credits earned on cash
          balances............................          (6)           --          (826)          (36)           (638)         (12)
        Fee paid indirectly (Note 5)..........          --       (39,794)      (20,300)       (2,758)        (15,419)     (15,139)
                                                ---------------------------------------------------------------------------------
        Net expenses..........................      81,088     1,131,020       770,512       145,456         691,108      270,041
                                                ---------------------------------------------------------------------------------
   Net investment income (loss)...............      14,564      (477,461)      (75,098)      (78,217)        133,066     (204,049)
                                                ---------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**........................     923,594    11,005,093    18,098,548     1,232,726       1,405,456     (305,985)
    Net realized gain (loss) on investments
      (affiliated)............................          --            --            --            --              --           --
    Net realized gain (loss) on securities
      sold short..............................       1,507            --            --            --              --           --
    Net realized gain (loss) on futures
      contracts, options contracts and swap
      contracts...............................          --            --            --            --           3,514           --
    Net realized foreign exchange gain (loss)
      on other assets and liabilities.........          (6)           61            --            --              --           --
                                                ---------------------------------------------------------------------------------
    Net realized gain (loss) on investments
      and foreign currencies..................     925,095    11,005,154    18,098,548     1,232,726       1,408,970     (305,985)
                                                ---------------------------------------------------------------------------------
    Change in unrealized appreciation
      (depreciation) on investments
      (unaffiliated)..........................     209,988     1,122,244     1,854,270       372,406       8,698,406    2,873,376
    Change in unrealized appreciation
      (depreciation) on investments
      (affiliated)............................      (1,639)           --            --            --              --           --
    Change in unrealized appreciation
      (depreciation) on futures contracts,
      options contracts and swap contracts....          --            --            --            --              --           --
    Change in unrealized foreign exchange gain
      (loss) on other assets and
      liabilities.............................          --            --            --            --         (10,778)          --
    Change in unrealized appreciation
      (depreciation) on securities sold
      short...................................          --            --            --            --              --           --
    Change in accrued capital gains tax on
      unrealized appreciation
      (depreciation)..........................          --            --            --            --              --           --
                                                ---------------------------------------------------------------------------------
   Net unrealized gain (loss) on investments
    and foreign currencies....................     208,349     1,122,244     1,854,270       372,406       8,687,628    2,873,376
                                                ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies........   1,133,444    12,127,398    19,952,818     1,605,132      10,096,598    2,567,391
                                                ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.................  $1,148,008   $11,649,937   $19,877,720    $1,526,915     $10,229,664   $2,363,342
                                                =================================================================================
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of..............  $      212   $     1,436   $        --    $       --     $    16,653   $       --
                                                =================================================================================
    ** Net of foreign withholding taxes on
       capital gains of.......................  $       --   $        --   $        --    $       --     $        --   $       --
                                                =================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2005 (UNAUDITED)

                                                                   SMALL &     INTERNATIONAL
                                                                   MID CAP      GROWTH AND       GLOBAL
                                                                    VALUE         INCOME        EQUITIES
   -------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................  $    45,382   $     36,755    $     5,067
    Interest (affiliated)......................................           --             --             --
    Dividends (unaffiliated)...................................    1,163,348      6,553,577      1,943,174
    Dividends (affiliated).....................................           --             --         10,942
                                                                 -----------------------------------------
        Total investment income*...............................    1,208,730      6,590,332      1,959,183
                                                                 -----------------------------------------
   EXPENSES:
    Investment advisory and management fees....................      966,161      1,552,025        857,204
    Service fees:
      Class 2..................................................       33,805         26,387          8,868
      Class 3..................................................      185,199         49,371         10,827
    Custodian fees.............................................       30,904        327,412        124,126
    Reports to shareholders....................................        8,326         20,815         17,195
    Audit and tax fees.........................................       13,756         25,521         25,521
    Legal fees.................................................        1,448          3,258          2,896
    Trustees' fees and expenses................................        5,174          9,154          6,024
    Interest expense...........................................           72          5,668          1,823
    Interest expense on securities sold short..................           --             --             --
    Other expenses.............................................        3,464          7,540          5,473
                                                                 -----------------------------------------
        Total expenses before fee waivers, expense
         reimbursements, expense recoupments, custody credits
         and fees paid indirectly..............................    1,248,309      2,027,151      1,059,957
        Net (fees waived and expenses reimbursed)/recouped by
         investment advisor (Note 4)...........................           --             --             --
        Custody credits earned on cash balances................           --           (124)          (213)
        Fee paid indirectly (Note 5)...........................      (32,218)       (37,893)       (31,025)
                                                                 -----------------------------------------
        Net expenses...........................................    1,216,091      1,989,134      1,028,719
                                                                 -----------------------------------------
   Net investment income (loss)................................       (7,361)     4,601,198        930,464
                                                                 -----------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...    6,422,884     20,522,224     14,440,706
    Net realized gain (loss) on investments (affiliated).......           --             --      1,234,904
    Net realized gain (loss) on securities sold short..........           --             --             --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................           --             --             --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................          (56)      (146,216)      (127,400)
                                                                 -----------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................    6,422,828     20,376,008     15,548,210
                                                                 -----------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................   13,180,871    (11,680,400)       787,724
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................           --             --     (1,824,108)
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........           --             --             --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................           --        (28,060)        (1,903)
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................           --             --             --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................           --             --         (8,981)
                                                                 -----------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................   13,180,871    (11,708,460)    (1,047,268)
                                                                 -----------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................   19,603,699      8,667,548     14,500,942
                                                                 -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $19,596,338   $ 13,268,746    $15,431,406
                                                                 =========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $     3,561   $    926,765    $   186,151
                                                                 =========================================
    ** Net of foreign withholding taxes on capital gains of....  $        --   $         --    $       458
                                                                 =========================================

    See Notes to Financial Statements

---------------------
    224

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2005 (UNAUDITED)


                                                                 INTERNATIONAL
                                                                  DIVERSIFIED     EMERGING       FOREIGN
                                                                   EQUITIES        MARKETS        VALUE
   -------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................   $   445,025    $    26,029   $   198,535
    Interest (affiliated)......................................            --             --            --
    Dividends (unaffiliated)...................................     5,209,647      2,777,287     5,243,896
    Dividends (affiliated).....................................            --             --            --
                                                                 -----------------------------------------
        Total investment income*...............................     5,654,672      2,803,316     5,442,431
                                                                 -----------------------------------------
   EXPENSES:
    Investment advisory and management fees....................     1,701,102        904,348     1,200,795
    Service fees:
      Class 2..................................................        35,380         11,212        44,596
      Class 3..................................................       146,227         19,693       271,436
    Custodian fees.............................................       315,387        134,027       202,871
    Reports to shareholders....................................        20,815          8,145        11,584
    Audit and tax fees.........................................        25,521         25,521        22,625
    Legal fees.................................................         3,439          1,448         1,991
    Trustees' fees and expenses................................         9,378          3,762         7,359
    Interest expense...........................................            --            577            --
    Interest expense on securities sold short..................            --             --            --
    Other expenses.............................................         7,589          3,375         5,202
                                                                 -----------------------------------------
        Total expenses before fee waivers, expense
         reimbursements, expense recoupments, custody credits
         and fees paid indirectly..............................     2,264,838      1,112,108     1,768,459
        Net (fees waived and expenses reimbursed)/recouped by
         investment advisor (Note 4)...........................            --             --            --
        Custody credits earned on cash balances................            --           (136)         (547)
        Fee paid indirectly (Note 5)...........................            --        (42,925)      (19,866)
                                                                 -----------------------------------------
        Net expenses...........................................     2,264,838      1,069,047     1,748,046
                                                                 -----------------------------------------
   Net investment income (loss)................................     3,389,834      1,734,269     3,694,385
                                                                 -----------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...     6,103,498     19,243,002     3,493,180
    Net realized gain (loss) on investments (affiliated).......            --             --            --
    Net realized gain (loss) on securities sold short..........            --             --            --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................     4,389,990         47,170            --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................    (3,627,201)      (134,798)      (59,748)
                                                                 -----------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................     6,866,287     19,155,374     3,433,432
                                                                 -----------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................    (1,785,880)      (718,383)    3,516,370
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................            --             --            --
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........        43,440        220,449            --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................        (9,216)       (12,745)      (33,842)
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................            --             --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................       119,471         32,384            --
                                                                 -----------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................    (1,632,185)      (478,295)    3,482,528
                                                                 -----------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................     5,234,102     18,677,079     6,915,960
                                                                 -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................   $ 8,623,936    $20,411,348   $10,610,345
                                                                 =========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................   $   643,935    $   353,368   $   704,973
                                                                 =========================================
    ** Net of foreign withholding taxes on capital gains of....   $   102,578    $   172,641   $        --
                                                                 =========================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS


                                                       CASH                        CORPORATE                       GLOBAL
                                                    MANAGEMENT                       BOND                           BOND
                                            ---------------------------   ---------------------------   ----------------------------
                                              FOR THE                       FOR THE                       FOR THE
                                            PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED      FOR THE
                                              JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED
                                                2005       JANUARY 31,        2005       JANUARY 31,        2005        JANUARY 31,
                                            (UNAUDITED)        2005       (UNAUDITED)        2005       (UNAUDITED)        2005
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  4,651,783   $  3,430,735   $ 11,585,814   $ 21,112,443   $  1,661,627   $  3,690,323
   Net realized gain (loss) on investments
     and foreign currencies...............       (40,166)       (25,757)      (485,450)     3,926,557      9,569,604      3,267,386
   Net unrealized gain (loss) on
     investments and foreign currencies...       (14,360)       (54,986)    (6,764,164)    (1,472,016)    (8,292,768)    (1,366,689)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     4,597,257      3,349,992      4,336,200     23,566,984      2,938,463      5,591,020
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --      (1,890,182)           --     (13,711,279)           --             --
   Net investment income -- Class 2.......           --        (369,185)           --      (2,999,266)           --             --
   Net investment income -- Class 3.......           --        (611,116)           --      (3,450,347)           --             --
   Net realized gain on
     securities -- Class 1................           --             --             --             --             --      (1,206,592)
   Net realized gain on
     securities -- Class 2................           --             --             --             --             --        (179,268)
   Net realized gain on
     securities -- Class 3................           --             --             --             --             --        (170,634)
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....           --      (2,870,483)           --     (20,160,892)           --      (1,556,494)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (29,596,859)    34,514,420     24,234,718     69,208,272      4,447,022     (4,594,450)
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (24,999,602)    34,993,929     28,570,918     72,614,364      7,385,485       (559,924)
   NET ASSETS:
   Beginning of period....................  $393,882,751   $358,888,822   $435,516,465   $362,902,101   $137,033,294   $137,593,218
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $368,883,149   $393,882,751   $464,087,383   $435,516,465   $144,418,779   $137,033,294
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  8,082,520   $  3,430,737   $ 32,607,182   $ 21,021,368   $  6,245,420   $  4,564,524
                                            ========================================================================================

    See Notes to Financial Statements

---------------------
    226

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    HIGH-YIELD                     WORLDWIDE                     SUNAMERICA
                                                       BOND                       HIGH INCOME                     BALANCED
                                            ---------------------------   ---------------------------   ----------------------------
                                              FOR THE                       FOR THE                       FOR THE
                                            PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED      FOR THE
                                              JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED
                                                2005       JANUARY 31,        2005       JANUARY 31,        2005        JANUARY 31,
                                            (UNAUDITED)        2005       (UNAUDITED)        2005       (UNAUDITED)        2005
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 13,064,223   $ 30,498,650   $ 3,376,915    $  6,980,901   $  3,086,100   $  6,658,955
   Net realized gain (loss) on investments
     and foreign currencies...............     7,204,393     17,347,127        (7,211)        797,478      7,573,301     18,459,797
   Net unrealized gain (loss) on
     investments and foreign currencies...    (4,564,907)      (828,824)       76,360        (232,049)    (4,336,444)   (11,437,445)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    15,703,709     47,016,953     3,446,064       7,546,330      6,322,957     13,681,307
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --     (23,924,549)          --       (5,364,247)           --     (4,353,872)
   Net investment income -- Class 2.......           --      (3,782,749)          --         (463,427)           --       (366,691)
   Net investment income -- Class 3.......           --      (3,381,283)          --          (76,010)           --       (143,990)
   Net realized gain on
     securities -- Class 1................           --             --            --              --             --             --
   Net realized gain on
     securities -- Class 2................           --             --            --              --             --             --
   Net realized gain on
     securities -- Class 3................           --             --            --              --             --             --
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....           --     (31,088,581)          --       (5,903,684)           --     (4,864,553)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (18,147,805)   (44,450,550)   (7,102,762)     (6,272,932)   (35,472,417)   (46,788,876)
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (2,444,096)   (28,522,178)   (3,656,698)     (4,630,286)   (29,149,460)   (37,972,122)
   NET ASSETS:
   Beginning of period....................  $356,033,270   $384,555,448   $95,544,677    $100,174,963   $314,559,922   $352,532,044
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $353,589,174   $356,033,270   $91,887,979    $ 95,544,677   $285,410,462   $314,559,922
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 41,958,393   $ 28,894,170   $10,194,834    $  6,817,919   $  9,745,055   $  6,658,955
                                            ========================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                     MFS TOTAL                     TELECOM                       EQUITY
                                                      RETURN                       UTILITY                       INCOME
                                            ---------------------------   --------------------------   ---------------------------
                                              FOR THE                       FOR THE                      FOR THE
                                            PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE     PERIOD ENDED     FOR THE
                                              JULY 31,      YEAR ENDED      JULY 31,     YEAR ENDED      JULY 31,      YEAR ENDED
                                                2005       JANUARY 31,        2005       JANUARY 31,       2005       JANUARY 31,
                                            (UNAUDITED)        2005       (UNAUDITED)       2005       (UNAUDITED)        2005
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 11,870,120   $ 20,860,708   $ 1,029,604    $ 2,181,594   $    36,728    $   103,475
   Net realized gain (loss) on investments
     and foreign currencies...............    17,970,538     55,082,062     1,839,866      2,040,370        55,406        635,968
   Net unrealized gain (loss) on
     investments and foreign currencies...     2,761,661     (2,639,522)    1,972,027      2,853,183       263,152       (373,749)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    32,602,319     73,303,248     4,841,497      7,075,147       355,286        365,694
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --      (1,193,424)          --      (2,411,087)          --        (101,135)
   Net investment income -- Class 2.......           --        (249,227)          --        (191,650)          --             --
   Net investment income -- Class 3.......           --        (190,281)          --          (3,795)          --             --
   Net realized gain on
     securities -- Class 1................           --             --            --             --            --             --
   Net realized gain on
     securities -- Class 2................           --             --            --             --            --             --
   Net realized gain on
     securities -- Class 3................           --             --            --             --            --             --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....           --      (1,632,932)          --      (2,606,532)          --        (101,135)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    14,744,043     46,780,601    (5,821,754)    (3,953,764)   (1,116,454)    (1,815,882)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    47,346,362    118,450,917      (980,257)       514,851      (761,168)    (1,551,323)
   NET ASSETS:
   Beginning of period....................  $949,243,351   $830,792,434   $55,435,199    $54,920,348   $ 7,163,825    $ 8,715,148
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $996,589,713   $949,243,351   $54,454,942    $55,435,199   $ 6,402,657    $ 7,163,825
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 32,735,324   $ 20,865,204   $ 3,211,863    $ 2,182,259   $   140,203    $   103,475
                                            ======================================================================================

    See Notes to Financial Statements

---------------------
    228

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                           FEDERATED
                                                      EQUITY                                                AMERICAN
                                                      INDEX                      GROWTH-INCOME              LEADERS
                                            --------------------------   ------------------------------   ------------
                                              FOR THE                       FOR THE                         FOR THE
                                            PERIOD ENDED     FOR THE     PERIOD ENDED       FOR THE       PERIOD ENDED
                                              JULY 31,     YEAR ENDED      JULY 31,        YEAR ENDED       JULY 31,
                                                2005       JANUARY 31,       2005         JANUARY 31,         2005
                                            (UNAUDITED)       2005        (UNAUDITED)         2005        (UNAUDITED)
   -------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   298,634    $   677,645   $   2,826,364   $    4,265,493   $  1,834,266
   Net realized gain (loss) on investments
     and foreign currencies...............     (280,552)      (436,748)     22,383,026       38,450,028     16,846,217
   Net unrealized gain (loss) on
     investments and foreign currencies...    2,263,656      2,281,501       8,620,699        2,515,014     (5,538,116)
                                            --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    2,281,738      2,522,398      33,830,089       45,230,535     13,142,367
                                            --------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......          --        (509,205)            --        (6,063,355)           --
   Net investment income -- Class 2.......          --             --              --          (263,902)           --
   Net investment income -- Class 3.......          --             --              --           (81,963)           --
   Net realized gain on
     securities -- Class 1................          --             --              --               --             --
   Net realized gain on
     securities -- Class 2................          --             --              --               --             --
   Net realized gain on
     securities -- Class 3................          --             --              --               --             --
                                            --------------------------------------------------------------------------
   Total distributions to shareholders....          --        (509,205)            --        (6,409,220)           --
                                            --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (4,012,802)    (4,840,219)   (112,793,786)    (186,104,466)   (16,142,331)
                                            --------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (1,731,064)    (2,827,026)    (78,963,697)    (147,283,151)    (2,999,964)
   NET ASSETS:
   Beginning of period....................  $46,789,141    $49,616,167   $ 895,002,528   $1,042,285,679   $259,765,549
                                            --------------------------------------------------------------------------
   End of period+.........................  $45,058,077    $46,789,141   $ 816,038,831   $  895,002,528   $256,765,585
                                            ==========================================================================
   + Includes accumulated undistributed
     net investment income (loss).........  $   976,279    $   677,645   $   7,091,857   $    4,265,493   $  5,591,831
                                            ==========================================================================

                                              FEDERATED
                                              AMERICAN
                                               LEADERS
                                            -------------

                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2005
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,757,564
   Net realized gain (loss) on investments
     and foreign currencies...............     9,673,178
   Net unrealized gain (loss) on
     investments and foreign currencies...     3,623,132
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    17,053,874
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (2,964,675)
   Net investment income -- Class 2.......      (300,969)
   Net investment income -- Class 3.......      (325,862)
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................           --
   Net realized gain on
     securities -- Class 3................           --
                                            -------------
   Total distributions to shareholders....    (3,591,506)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (9,560,377)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     3,901,991
   NET ASSETS:
   Beginning of period....................  $255,863,558
                                            -------------
   End of period+.........................  $259,765,549
                                            =============
   + Includes accumulated undistributed
     net investment income (loss).........  $  3,757,565
                                            =============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         DAVIS
                                                        VENTURE                        "DOGS" OF                ALLIANCE
                                                         VALUE                        WALL STREET                GROWTH
                                            -------------------------------------------------------------------------------
                                               FOR THE          FOR THE          FOR THE        FOR THE         FOR THE
                                             PERIOD ENDED      YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                            JULY 31, 2005     JANUARY 31,     JULY 31, 2005   JANUARY 31,    JULY 31, 2005
                                             (UNAUDITED)          2005         (UNAUDITED)        2005        (UNAUDITED)
   ------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   14,369,563   $   22,588,542   $  1,377,863    $  2,654,779   $    1,147,516
   Net realized gain (loss) on investments
     and foreign currencies...............      54,706,633       52,560,469        (54,427)      6,409,951       40,077,879
   Net unrealized gain (loss) on
     investments and foreign currencies...      62,283,258      149,429,492       (792,634)     (2,132,761)      55,532,677
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     131,359,454      224,578,503        530,802       6,931,969       96,758,072
                                            -------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --       (16,496,340)            --      (2,297,666)             --
   Net investment income -- Class 2.......             --        (1,530,453)            --        (501,256)             --
   Net investment income -- Class 3.......             --        (1,254,311)            --        (254,247)             --
   Net realized gain on
     securities -- Class 1................             --               --              --             --               --
   Net realized gain on
     securities -- Class 2................             --               --              --             --               --
   Net realized gain on
     securities -- Class 3................             --               --              --             --               --
                                            -------------------------------------------------------------------------------
   Total distributions to shareholders....             --       (19,281,104)            --      (3,053,169)             --
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (124,005,261)    (113,757,494)   (12,318,626)     (8,844,070)     (98,311,228)
                                            -------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................       7,354,193       91,539,905    (11,787,824)     (4,965,270)      (1,553,156)
   NET ASSETS:
   Beginning of period....................  $2,360,089,562   $2,268,549,657   $126,925,201    $131,890,471   $1,016,007,927
                                            -------------------------------------------------------------------------------
   End of period+.........................  $2,367,443,755   $2,360,089,562   $115,137,377    $126,925,201   $1,014,454,771
                                            ===============================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   37,097,979   $   22,339,938   $  4,032,641    $  2,654,778   $    4,674,016
                                            ===============================================================================


                                               ALLIANCE
                                                GROWTH
                                            ---------------
                                                FOR THE
                                              YEAR ENDED
                                              JANUARY 31,
                                                 2005
   ---------------------------------------  ---------------
   OPERATIONS:
   Net investment income (loss)...........  $    3,526,500
   Net realized gain (loss) on investments
     and foreign currencies...............      39,833,777
   Net unrealized gain (loss) on
     investments and foreign currencies...     (31,020,769)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from operations............      12,339,508
                                            ---------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (2,962,192)
   Net investment income -- Class 2.......        (130,653)
   Net investment income -- Class 3.......         (59,077)
   Net realized gain on
     securities -- Class 1................             --
   Net realized gain on
     securities -- Class 2................             --
   Net realized gain on
     securities -- Class 3................             --
                                            ---------------
   Total distributions to shareholders....      (3,151,922)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (194,276,263)
                                            ---------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (185,088,677)
   NET ASSETS:
   Beginning of period....................  $1,201,096,604
                                            ---------------
   End of period+.........................  $1,016,007,927
                                            ===============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $    3,526,500
                                            ===============

    See Notes to Financial Statements

---------------------
    230

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   GOLDMAN SACHS               MFS MASSACHUSETTS
                                                     RESEARCH                   INVESTORS TRUST
                                            ----------------------------------------------------------
                                               FOR THE        FOR THE        FOR THE        FOR THE
                                            PERIOD ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2005   JANUARY 31,   JULY 31, 2005   JANUARY 31,
                                             (UNAUDITED)       2005        (UNAUDITED)        2005
   ---------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........   $    44,777    $   108,307   $    915,871    $  1,968,073
   Net realized gain (loss) on investments
     and foreign currencies...............     1,751,999      3,878,635     13,616,478      11,696,225
   Net unrealized gain (loss) on
     investments and foreign currencies...    (1,130,984)    (1,134,540)       (90,264)      9,687,668
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............       665,792      2,852,402     14,442,085      23,351,966
                                            ----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --             --             --       (1,742,181)
   Net investment income -- Class 2.......           --             --             --         (205,725)
   Net investment income -- Class 3.......           --             --             --         (177,218)
   Net realized gain on
     securities -- Class 1................           --             --             --              --
   Net realized gain on
     securities -- Class 2................           --             --             --              --
   Net realized gain on
     securities -- Class 3................           --             --             --              --
                                            ----------------------------------------------------------
   Total distributions to shareholders....           --             --             --       (2,125,124)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (3,436,446)    (4,638,673)   (19,892,525)    (25,758,419)
                                            ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (2,770,654)    (1,786,271)    (5,450,440)     (4,531,577)
   NET ASSETS:
   Beginning of period....................   $29,067,883    $30,854,154   $278,779,351    $283,310,928
                                            ----------------------------------------------------------
   End of period+.........................   $26,297,229    $29,067,883   $273,328,911    $278,779,351
                                            ==========================================================
   + Includes accumulated undistributed
     net investment income (loss).........   $   153,084    $   108,307   $  2,880,711    $  1,964,840
                                            ==========================================================

                                                   PUTNAM GROWTH:
                                                       VOYAGER
                                            -----------------------------
                                               FOR THE         FOR THE
                                            PERIOD ENDED     YEAR ENDED
                                            JULY 31, 2005    JANUARY 31,
                                             (UNAUDITED)        2005
   ---------------------------------------  -----------------------------
   OPERATIONS:
   Net investment income (loss)...........  $     72,088    $  1,309,456
   Net realized gain (loss) on investments
     and foreign currencies...............    17,765,576      17,888,719
   Net unrealized gain (loss) on
     investments and foreign currencies...    (1,455,529)    (22,639,574)
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from operations............    16,382,135      (3,441,399)
                                            -----------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......            --        (326,945)
   Net investment income -- Class 2.......            --             --
   Net investment income -- Class 3.......            --             --
   Net realized gain on
     securities -- Class 1................            --             --
   Net realized gain on
     securities -- Class 2................            --             --
   Net realized gain on
     securities -- Class 3................            --             --
                                            -----------------------------
   Total distributions to shareholders....            --        (326,945)
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (28,058,423)    (52,761,073)
                                            -----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (11,676,288)    (56,529,417)
   NET ASSETS:
   Beginning of period....................  $245,222,461    $301,751,878
                                            -----------------------------
   End of period+.........................  $233,546,173    $245,222,461
                                            =============================
   + Includes accumulated undistributed
     net investment income (loss).........  $  1,381,544    $  1,309,456
                                            =============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                    BLUE CHIP                       REAL                      SMALL COMPANY
                                                      GROWTH                       ESTATE                         VALUE
                                            --------------------------------------------------------------------------------------
                                              FOR THE                      FOR THE                       FOR THE
                                            PERIOD ENDED     FOR THE     PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                              JULY 31,     YEAR ENDED      JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED
                                                2005       JANUARY 31,       2005       JANUARY 31,        2005       JANUARY 31,
                                            (UNAUDITED)       2005       (UNAUDITED)        2005       (UNAUDITED)        2005
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    39,550    $   256,511   $  3,589,396   $  4,450,910   $    14,564    $    62,583
   Net realized gain (loss) on investments
     and foreign currencies...............      609,870      3,384,232      7,975,144     19,377,200       925,095        834,738
   Net unrealized gain (loss) on
     investments and foreign currencies...    1,783,203     (3,308,308)    32,146,280      8,269,383       208,349      1,049,977
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    2,432,623        332,435     43,710,820     32,097,493     1,148,008      1,947,298
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......          --         (47,828)           --      (3,863,945)          --             --
   Net investment income -- Class 2.......          --          (4,559)           --        (682,999)          --             --
   Net investment income -- Class 3.......          --             --             --        (566,627)          --             --
   Net realized gain on
     securities -- Class 1................          --             --             --             --            --             --
   Net realized gain on
     securities -- Class 2................          --             --             --             --            --             --
   Net realized gain on
     securities -- Class 3................          --             --             --             --            --             --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....          --         (52,387)           --      (5,113,571)          --             --
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (3,195,236)      (363,765)    (6,037,591)    11,420,055    (1,133,639)       (47,183)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (762,613)       (83,717)    37,673,229     38,403,977        14,369      1,900,115
   NET ASSETS:
   Beginning of period....................  $51,739,150    $51,822,867   $213,307,738   $174,903,761   $10,462,417    $ 8,562,302
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $50,976,537    $51,739,150   $250,980,967   $213,307,738   $10,476,786    $10,462,417
                                            ======================================================================================
   + Includes accumulated undistributed
     net investment income (loss).........  $   296,061    $   256,511   $  8,038,732   $  4,449,336   $    77,142    $    62,578
                                            ======================================================================================

    See Notes to Financial Statements

---------------------
    232

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    MFS MID-CAP                   AGGRESSIVE                       GROWTH
                                                      GROWTH                        GROWTH                     OPPORTUNITIES
                                            ----------------------------------------------------------------------------------------
                                              FOR THE                       FOR THE                       FOR THE
                                            PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED      FOR THE
                                              JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED
                                                2005       JANUARY 31,        2005       JANUARY 31,        2005        JANUARY 31,
                                            (UNAUDITED)        2005       (UNAUDITED)        2005       (UNAUDITED)        2005
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   (477,461)  $ (1,715,992)  $    (75,098)  $   (540,908)  $   (78,217)   $   (169,565)
   Net realized gain (loss) on investments
     and foreign currencies...............    11,005,154     22,123,176     18,098,548     37,049,292     1,232,726       1,585,876
   Net unrealized gain (loss) on
     investments and foreign currencies...     1,122,244     (8,416,340)     1,854,270    (11,396,465)      372,406      (2,113,020)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    11,649,937     11,990,844     19,877,720     25,111,919     1,526,915        (696,709)
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --             --             --             --            --              --
   Net investment income -- Class 2.......           --             --             --             --            --              --
   Net investment income -- Class 3.......           --             --             --             --            --              --
   Net realized gain on
     securities -- Class 1................           --             --             --             --            --              --
   Net realized gain on
     securities -- Class 2................           --             --             --             --            --              --
   Net realized gain on
     securities -- Class 3................           --             --             --             --            --              --
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....           --             --             --             --            --              --
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (21,835,784)   (22,643,683)   (27,145,148)   (29,642,715)   (2,474,146)    (11,514,732)
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (10,185,847)   (10,652,839)    (7,267,428)    (4,530,796)     (947,231)    (12,211,441)
   NET ASSETS:
   Beginning of period....................  $274,697,336   $285,350,175   $210,296,405   $214,827,201   $29,653,869    $ 41,865,310
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $264,511,489   $274,697,336   $203,028,977   $210,296,405   $28,706,638    $ 29,653,869
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   (478,648)  $     (1,187)  $    (75,098)  $        --    $   (78,217)   $        --
                                            ========================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                                  SMALL &
                                                      MARSICO                                                     MID CAP
                                                      GROWTH                      TECHNOLOGY                       VALUE
                                            ----------------------------------------------------------------------------------------
                                              FOR THE                       FOR THE                       FOR THE
                                            PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED      FOR THE
                                              JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED
                                                2005       JANUARY 31,        2005       JANUARY 31,        2005        JANUARY 31,
                                            (UNAUDITED)        2005       (UNAUDITED)        2005       (UNAUDITED)        2005
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    133,066   $   (230,795)  $  (204,049)   $   (330,562)  $     (7,361)  $    462,251
   Net realized gain (loss) on investments
     and foreign currencies...............     1,408,970      3,493,722      (305,985)      3,126,640      6,422,828      5,626,468
   Net unrealized gain (loss) on
     investments and foreign currencies...     8,687,628      5,393,501     2,873,376     (13,190,738)    13,180,871     10,131,822
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    10,229,664      8,656,428     2,363,342     (10,394,660)    19,596,338     16,220,541
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --             --            --              --             --             --
   Net investment income -- Class 2.......           --             --            --              --             --        (166,784)
   Net investment income -- Class 3.......           --             --            --              --             --        (350,473)
   Net realized gain on
     securities -- Class 1................           --             --            --              --             --             --
   Net realized gain on
     securities -- Class 2................           --             --            --              --             --      (1,330,512)
   Net realized gain on
     securities -- Class 3................           --             --            --              --             --      (3,752,780)
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....           --             --            --              --             --      (5,600,549)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (3,177,529)    (8,725,905)   (3,876,762)    (22,689,291)    23,262,547    100,501,770
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     7,052,135        (69,477)   (1,513,420)    (33,083,951)    42,858,885    111,121,762
   NET ASSETS:
   Beginning of period....................  $137,048,471   $137,117,948   $46,533,604    $ 79,617,555   $179,778,568   $ 68,656,806
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $144,100,606   $137,048,471   $45,020,184    $ 46,533,604   $222,637,453   $179,778,568
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $    132,672   $       (394)  $  (204,049)   $         --   $     (7,362)  $         --
                                            ========================================================================================

    See Notes to Financial Statements

---------------------
    234

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   INTERNATIONAL                                               INTERNATIONAL
                                                    GROWTH AND                      GLOBAL                      DIVERSIFIED
                                                      INCOME                       EQUITIES                       EQUITIES
                                            ----------------------------------------------------------------------------------------
                                              FOR THE                       FOR THE                       FOR THE
                                            PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED      FOR THE
                                              JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED
                                                2005       JANUARY 31,        2005       JANUARY 31,        2005        JANUARY 31,
                                            (UNAUDITED)        2005       (UNAUDITED)        2005       (UNAUDITED)        2005
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  4,601,198   $  2,197,488   $    930,464   $    716,548   $  3,389,834   $  2,118,946
   Net realized gain (loss) on investments
     and foreign currencies...............    20,376,008     34,760,257     15,548,210     21,834,255      6,866,287     18,369,449
   Net unrealized gain (loss) on
     investments and foreign currencies...   (11,708,460)     8,544,517     (1,047,268)    (8,910,807)    (1,632,185)    17,429,812
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    13,268,746     45,502,262     15,431,406     13,639,996      8,623,936     37,918,207
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --      (2,934,710)           --        (674,345)           --      (3,720,146)
   Net investment income -- Class 2.......           --        (363,866)           --         (22,433)           --        (871,901)
   Net investment income -- Class 3.......           --        (301,346)           --          (6,731)           --      (1,585,744)
   Net realized gain on
     securities -- Class 1................           --             --             --             --             --             --
   Net realized gain on
     securities -- Class 2................           --             --             --             --             --             --
   Net realized gain on
     securities -- Class 3................           --             --             --             --             --             --
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....           --      (3,599,922)           --        (703,509)           --      (6,177,791)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (16,460,264)    17,718,765    (21,611,142)   (52,590,722)     1,291,703     39,930,727
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (3,191,518)    59,621,105     (6,179,736)   (39,654,235)     9,915,639     71,671,143
   NET ASSETS:
   Beginning of period....................  $334,592,745   $274,971,640   $226,104,980   $265,759,215   $337,928,076   $266,256,933
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $331,401,227   $334,592,745   $219,925,244   $226,104,980   $347,843,715   $337,928,076
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  7,368,740   $  2,767,542   $  1,476,885   $    546,421   $  8,742,111   $  5,352,277
                                            ========================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                     EMERGING                       FOREIGN
                                                      MARKETS                        VALUE
                                            ----------------------------------------------------------
                                              FOR THE                       FOR THE
                                            PERIOD ENDED     FOR THE      PERIOD ENDED      FOR THE
                                              JULY 31,      YEAR ENDED      JULY 31,      YEAR ENDED
                                                2005       JANUARY 31,        2005        JANUARY 31,
                                            (UNAUDITED)        2005       (UNAUDITED)        2005
   ---------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  1,734,269   $  1,035,623   $  3,694,385   $  1,735,000
   Net realized gain (loss) on investments
     and foreign currencies...............    19,155,374     15,455,646      3,433,432      4,867,709
   Net unrealized gain (loss) on
     investments and foreign currencies...      (478,295)     3,781,492      3,482,528     21,682,726
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    20,411,348     20,272,761     10,610,345     28,285,435
                                            ----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --      (1,041,907)           --             --
   Net investment income -- Class 2.......           --        (100,961)           --        (549,897)
   Net investment income -- Class 3.......           --         (67,620)           --      (1,534,214)
   Net realized gain on
     securities -- Class 1................           --             --             --             --
   Net realized gain on
     securities -- Class 2................           --             --             --      (1,050,185)
   Net realized gain on
     securities -- Class 3................           --             --             --      (3,245,912)
                                            ----------------------------------------------------------
   Total distributions to shareholders....           --      (1,210,488)           --      (6,380,208)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     5,080,284      1,025,632     49,944,768    129,184,720
                                            ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    25,491,632     20,087,905     60,555,113    151,089,947
   NET ASSETS:
   Beginning of period....................  $136,897,854   $116,809,949   $248,744,366   $ 97,654,419
                                            ----------------------------------------------------------
   End of period+.........................  $162,389,486   $136,897,854   $309,299,479   $248,744,366
                                            ==========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  2,182,190   $    447,921   $  3,585,692   $   (108,693)
                                            ==========================================================

    See Notes to Financial Statements

---------------------
    236

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas Corporation, and the United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and the United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies".

  The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class's average daily net assets. Effective December 1, 2004, each class of shares is no longer subject to a distribution fee. The Board of Trustees may establish additional portfolios or classes in the future.

The investment objectives for the Portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities, but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by investing primarily in equity securities of companies which the subadviser believes are characterized by the ability to pay above-average dividends, the ability to finance expected growth and strong management.

                                                           ---------------------

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 80% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The FEDERATED AMERICAN LEADERS PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital by investing under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The PUTNAM GROWTH: VOYAGER PORTFOLIO seeks capital appreciation by investing primarily in common stocks of U.S. companies, with a focus on growth stocks issued by companies the subadviser believes have above-average growth potential and whose earnings are likely to increase over time.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately $39 million to $2.9 billion.

The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by in equity securities companies.

The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

---------------------
    238

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

  As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Total return and interest rate swap contracts are valued based upon broker quotes received from the market maker. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

  Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

                                                           ---------------------

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

INVESTMENT SECURITIES LOANED: The SunAmerica Balanced Portfolio may lend portfolio securities to the extent of one-third of the Portfolio's total assets. In lending portfolio securities to brokers, the Portfolio receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Portfolio may use the cash collateral received to invest in short-term investments, which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Portfolio, net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. As with other extensions of credit, should the borrower of the securities fail financially, the Portfolio may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. At July 31, 2005, there were no securities loaned in the Portfolios.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral

---------------------
    240
declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At July 31, 2005, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                                PERCENTAGE    PRINCIPAL
PORTFOLIO                                                        INTEREST       AMOUNT
----------------------------------------------------------------------------------------
High-Yield Bond.............................................       0.37%      $  505,000
SunAmerica Balanced.........................................       1.19        1,618,000
"Dogs" of Wall Street.......................................       0.74        1,006,000
Blue Chip Growth............................................       0.82        1,116,000
Aggressive Growth...........................................       0.09          125,000
Growth Opportunities........................................       0.37          507,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  State Street Bank & Trust Co., dated July 29, 2005, bearing interest at a rate of 3.06% per annum, with a principal amount of $136,321,000 a repurchase price of $136,355,762 a maturity date of August 1, 2005. The repurchase agreement is collateralized by the following:

                                                       INTEREST    MATURITY     PRINCIPAL       MARKET
TYPE OF COLLATERAL                                       RATE        DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
U.S. Treasury Notes................................      4.38%     05/15/07    $20,500,000    $20,833,125
U.S. Treasury Notes................................      1.63      02/28/06     30,690,000     30,530,197
U.S. Treasury Notes................................      3.38      02/28/07     74,415,000     74,771,150
U.S. Treasury Notes................................      3.63      05/15/13     13,260,000     12,914,187

  In addition, at July 31, 2005, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                                                                PERCENTAGE     PRINCIPAL
PORTFOLIO                                                        INTEREST       AMOUNT
-----------------------------------------------------------------------------------------
High-Yield Bond.............................................       2.89%      $13,000,000
SunAmerica Balanced.........................................       0.44         2,000,000
Aggressive Growth...........................................       1.78         8,000,000
Growth Opportunities........................................       0.44         2,000,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  UBS Warburg, LLC, dated July 29, 2005, bearing interest at a rate of 3.24% per annum, with a principal amount of $450,000,000 and repurchase price of $450,121,500 a maturity date of August 1, 2005. The repurchase agreement is collateralized by the following:

                                                     INTEREST    MATURITY     PRINCIPAL
TYPE OF COLLATERAL                                     RATE        DATE         AMOUNT       MARKET VALUE
---------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds..............      2.38%     01/15/25    $ 53,186,000    $ 54,250,000
U.S. Treasury Inflation Index Bonds..............      3.88      04/15/29     314,460,000     320,750,000
U.S. Treasury Inflation Index Bonds..............      3.38      04/15/32      82,354,000      84,001,928

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income
                                                           ---------------------
enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  At July 31, 2005, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

SHORT SALES: Certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

SWAP CONTACTS: Certain Portfolios have entered into interest rate and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by

---------------------
    242
temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                               FOR THE YEAR ENDED JANUARY 31, 2005
                                           ----------------------------------------------------------------------------
                                                        DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                           -------------------------------------------------   ------------------------
                                                             LONG-TERM         UNREALIZED                    LONG-TERM
                                            ORDINARY     GAIN/CAPITAL LOSS    APPRECIATION      ORDINARY      CAPITAL
                PORTFOLIO                    INCOME        CARRYFORWARD      (DEPRECIATION)*     INCOME         GAIN
-----------------------------------------------------------------------------------------------------------------------
Cash Management..........................  $ 3,430,737    $      (834,614)    $    (97,608)    $ 2,870,483   $       --
Corporate Bond...........................   21,118,318        (14,993,245)      15,278,319      20,160,892           --
Global Bond..............................    4,633,150            671,124       11,586,509              --    1,556,494
High-Yield Bond..........................   30,800,343       (129,138,879)      28,703,493      31,088,581           --
Worldwide High Income....................    7,067,234        (55,392,545)       2,092,239       5,903,684           --
SunAmerica Balanced......................    6,658,955       (125,463,852)      12,325,697       4,864,553           --
MFS Total Return.........................   26,617,015         40,920,994       70,545,587       1,632,932           --
Telecom Utility..........................    2,182,259        (51,880,140)       5,805,801       2,606,532           --
Equity Income............................      103,475             36,997          941,297         101,135           --
Equity Index.............................      677,645         (3,181,976)      (4,932,544)        509,205           --
Growth-Income............................    4,265,493       (169,351,595)     177,572,216       6,409,220           --
Federated American Leaders...............    3,757,564        (20,687,164)      26,639,199       3,591,506           --
Davis Venture Value......................   22,339,938       (178,900,855)     671,925,632      19,281,104           --
"Dogs" of Wall Street....................    2,654,778            224,914         (282,083)      3,053,169           --
Alliance Growth..........................    3,526,500     (1,004,727,733)     106,429,308       3,151,922           --
Goldman Sachs Research...................      108,307        (19,170,616)       4,122,700              --           --
MFS Massachusetts Investors Trust........    1,964,839        (75,806,841)      33,082,300       2,125,124           --
Putnam Growth: Voyager...................    1,309,456       (207,641,913)      25,304,865         326,945           --
Blue Chip Growth.........................      256,511         (9,463,331)       2,051,676          52,387           --
Real Estate..............................    5,134,610         16,382,377       51,737,230       5,113,571           --
Small Company Value......................       62,583            550,317        2,992,195              --           --
MFS Mid-Cap Growth.......................           --       (246,209,252)      37,837,849              --           --
Aggressive Growth........................           --       (239,630,513)      27,492,956              --           --
Growth Opportunities.....................           --        (22,286,685)       2,073,094              --           --
Marsico Growth...........................           --         (2,878,944)      27,838,175              --           --
Technology...............................           --        (58,414,012)      (1,109,656)             --           --
Small & Mid Cap Value....................      104,550            737,050       20,399,404       2,530,800    3,069,749
International Growth and Income..........    2,799,557        (51,533,302)      57,032,274       3,599,922           --
Global Equities..........................      559,749       (191,700,510)      38,138,198         703,509           --
International Diversified Equities.......    5,197,942        (87,457,833)      39,645,021       6,177,791           --
Emerging Markets.........................      570,215         (8,577,329)      29,525,500       1,210,488           --
Foreign Value............................      125,735            389,754       37,486,679       4,265,226    2,114,982

---------------

  * Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2005, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                     CAPITAL LOSS CARRYFORWARD
                                 -----------------------------------------------------------------
           PORTFOLIO                2006         2007        2008          2009           2010
--------------------------------------------------------------------------------------------------
Cash Management................  $        --   $     --   $        --   $     1,816   $    814,696
Corporate Bond.................           --         --            --     1,683,759      3,573,902
High-Yield Bond................           --         --            --            --     56,249,353
Worldwide High Income..........   23,849,914         --     2,062,685            --      2,720,967
SunAmerica Balanced............           --         --            --            --     30,794,486
MFS Total Return...............           --         --        99,434       346,788        495,667
Telecom Utility................           --         --            --     3,792,317     17,437,499
Equity Index...................           --         --            --            --        131,483
Growth-Income..................           --         --            --            --     67,846,710
Federated American Leaders.....           --         --            --            --      3,408,884
Davis Venture Value............           --         --            --       182,609        671,405
Alliance Growth................           --         --            --            --    509,910,829
Goldman Sachs Research.........           --         --            --            --      3,657,219
MFS Massachusetts Investors
  Trust........................           --         --            --            --     31,153,274

                                        CAPITAL LOSS CARRYFORWARD
                                 ----------------------------------------
           PORTFOLIO                 2011           2012          2013
-------------------------------  ----------------------------------------
Cash Management................  $         --   $      5,964   $   12,138
Corporate Bond.................     9,406,978        328,606           --
High-Yield Bond................    72,889,526             --           --
Worldwide High Income..........    13,010,822     13,748,157           --
SunAmerica Balanced............    67,133,642     27,535,724           --
MFS Total Return...............       201,673             --           --
Telecom Utility................    28,369,107      2,281,217           --
Equity Index...................     2,580,993        106,692      362,808
Growth-Income..................   101,504,885             --           --
Federated American Leaders.....     7,680,897      9,597,383           --
Davis Venture Value............   124,332,166     53,714,675           --
Alliance Growth................   376,313,238    118,503,666           --
Goldman Sachs Research.........    15,513,397             --           --
MFS Massachusetts Investors
  Trust........................    40,653,687      3,999,880           --

                                                           ---------------------

                                                     CAPITAL LOSS CARRYFORWARD
                                 -----------------------------------------------------------------
           PORTFOLIO                2006         2007        2008          2009           2010
--------------------------------------------------------------------------------------------------
Putnam Growth: Voyager.........  $        --   $     --   $        --   $        --   $110,353,333
Blue Chip Growth...............           --         --            --            --        986,232
MFS Mid-Cap Growth.............           --         --            --            --      8,420,280
Aggressive Growth..............           --         --            --            --    151,606,307
Growth Opportunities...........           --         --            --            --     11,000,077
Marsico Growth.................           --         --            --            --        132,206
Technology.....................           --         --            --     1,520,873     30,402,127
International Growth and
  Income.......................           --         --            --            --     47,289,335
Global Equities................           --         --            --            --     65,658,391
International Diversified
  Equities.....................           --         --            --            --      6,823,327
Emerging Markets...............           --         --            --            --      5,035,477

                                        CAPITAL LOSS CARRYFORWARD
                                 ----------------------------------------
           PORTFOLIO                 2011           2012          2013
-------------------------------  ----------------------------------------
Putnam Growth: Voyager.........  $ 90,998,548   $  6,290,032   $       --
Blue Chip Growth...............     7,599,209        877,890           --
MFS Mid-Cap Growth.............   237,788,972             --           --
Aggressive Growth..............    73,587,791     14,436,415           --
Growth Opportunities...........    11,286,608             --           --
Marsico Growth.................     2,746,738             --           --
Technology.....................    22,987,768      3,503,244           --
International Growth and
  Income.......................       454,299      3,789,668           --
Global Equities................   101,077,336     24,964,783           --
International Diversified
  Equities.....................    68,193,064     12,441,442           --
Emerging Markets...............     3,541,852             --           --

Included in the capital loss carryforward amounts at January 31, 2005 are the amounts of losses acquired from the Mutual Fund Variable Annuity Trust ("MVAT") Portfolios as a result of the reorganization that occurred on December 5, 2003:

Asset Allocation Portfolio..................................  $1,143,562
Growth and Income Portfolio.................................   1,716,450
Capital Growth Portfolio....................................     185,700
International Equity Portfolio..............................     454,299

As a result of reorganizations into some of these Portfolios during the year ended January 31, 2004, certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Laws. Therefore, it is possible not all of these capital losses will be available for use.

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2005:

                                                              CAPITAL LOSS
                         PORTFOLIO                              UTILIZED
--------------------------------------------------------------------------
Corporate Bond..............................................  $ 3,910,061
High-Yield Bond.............................................   17,622,834
Worldwide High Income.......................................    1,085,227
SunAmerica Balanced.........................................   17,648,940
MFS Total Return............................................    6,858,971
Telecom Utility.............................................    1,636,246
Equity Income...............................................      577,755
Growth-Income...............................................   38,450,028
Federated American Leaders..................................    8,230,003
Davis Venture Value.........................................   48,573,807
"Dogs" of Wall Street.......................................    5,017,535
Alliance Growth.............................................   21,094,129
Goldman Sachs Research......................................    3,860,869
MFS Massachusetts Investors Trust...........................    8,494,141
Putnam Growth: Voyager......................................   14,907,563
Blue Chip Growth............................................    3,320,055
Real Estate.................................................    2,623,843
Small Company Value.........................................      284,427
MFS Mid-Cap Growth..........................................   21,445,977
Aggressive Growth...........................................   36,616,231
Growth Opportunities........................................    1,735,939
Marsico Growth..............................................    3,537,009
Technology..................................................    1,140,697
International Growth and Income.............................   31,362,021
Global Equities.............................................   17,893,428
International Diversified Equities..........................   11,487,302
Emerging Markets............................................   13,047,873

---------------------
    244

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended January 31, 2005, the Portfolios which elected to defer capital losses were as follows:

                                                                DEFERRED       DEFERRED
                                                              POST-OCTOBER   POST-OCTOBER
PORTFOLIO                                                     CAPITAL LOSS   CURRENCY LOSS
------------------------------------------------------------------------------------------
Cash Management.............................................    $ 13,619        $    --
MFS Total Return............................................          --            792
Real Estate.................................................          --          1,795
Small Company Value.........................................          --              5
MFS Mid-Cap Growth..........................................          --          1,187
Marsico Growth..............................................          --            394
Technology..................................................     400,841             --
Global Equities.............................................          --         13,328
Emerging Markets............................................          --         21,471
Foreign Value...............................................          --         60,924

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                              AS OF JULY 31, 2005
                                                       ------------------------------------------------------------------
                                                        AGGREGATE       AGGREGATE
                                                        UNREALIZED      UNREALIZED       GAIN (LOSS)          COST OF
PORTFOLIO                                                  GAIN            LOSS              NET            INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management......................................  $      8,978    $   (120,946)     $   (111,968)     $  369,008,532
Corporate Bond.......................................    14,720,947      (6,206,791)        8,514,156         449,912,758
Global Bond..........................................     7,344,468      (4,010,005)        3,334,463         137,974,852
High-Yield Bond......................................    39,277,501     (15,126,242)       24,151,259         328,959,235
Worldwide High Income................................     5,421,082      (3,265,501)        2,155,581          88,385,386
SunAmerica Balanced..................................    11,562,819      (3,573,566)        7,989,253         282,810,344
MFS Total Return.....................................    87,995,459     (14,687,397)       73,308,062         920,800,510
Telecom Utility......................................     8,336,603        (558,775)        7,777,828          46,523,291
Equity Income........................................     1,246,267         (41,818)        1,204,449           5,190,352
Equity Index.........................................     9,008,073     (11,681,198)       (2,673,125)         47,847,664
Growth-Income........................................   191,418,246      (5,225,330)      186,192,916         627,550,175
Federated American Leaders...........................    27,793,817      (6,692,734)       21,101,083         234,271,826
Davis Venture Value..................................   767,917,787     (33,700,334)      734,217,453       1,626,249,218
"Dogs" of Wall Street................................     6,114,765      (7,189,482)       (1,074,717)        115,310,985
Alliance Growth......................................   170,299,075      (8,337,090)      161,961,985         847,857,662
Goldman Sachs Research...............................     3,470,350        (478,634)        2,991,716          23,349,659
MFS Massachusetts Investors Trust....................    35,968,230      (2,975,103)       32,993,127         238,922,065
Putnam Growth: Voyager...............................    26,736,001      (2,886,526)       23,849,475         207,528,796
Blue Chip Growth.....................................     4,240,143        (405,264)        3,834,879          47,712,360
Real Estate..........................................    84,026,434        (143,875)       83,882,559         167,000,165
Small Company Value..................................     3,490,550        (290,006)        3,200,544           7,288,176
MFS Mid-Cap Growth...................................    44,561,737      (5,601,645)       38,960,092         226,299,785
Aggressive Growth....................................    34,357,331      (5,010,105)       29,347,226         170,952,441
Growth Opportunities.................................     3,530,629      (1,085,129)        2,445,500          25,736,789
Marsico Growth.......................................    36,878,560        (356,734)       36,521,826         109,438,348
Technology...........................................     3,613,650      (1,849,930)        1,763,720          43,529,824
Small & Mid Cap Value................................    36,031,429      (2,451,154)       33,580,275         187,361,997
International Growth and Income......................    48,857,852      (3,516,710)       45,341,142         288,386,844
Global Equities......................................    38,547,359      (1,442,130)       37,105,229         182,050,651
International Diversified Equities...................    46,145,080      (8,904,256)       37,240,824         299,891,883
Emerging Markets.....................................    29,770,329        (822,545)       28,947,784         132,091,699
Foreign Value........................................    43,882,027      (2,892,452)       40,989,575         269,239,011

                                                           ---------------------

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AND SERVICE AGREEMENT (12b-1 PLAN): AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street, Blue Chip Growth, Aggressive Growth and Growth Opportunities Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Cash Management                       $0-$100 million     0.55%
                                     >   $100 million     0.50%
                                     >   $300 million     0.45%
Corporate Bond                         $0-$50 million     0.70%
                                     >    $50 million     0.60%
                                     >   $150 million     0.55%
                                     >   $250 million     0.50%
Global Bond                            $0-$50 million     0.75%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
High-Yield Bond                         $0-50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
Worldwide High Income                 $0-$350 million     0.80%
                                     >   $350 million     0.75%
Small Company Value and
International Diversified
Equities                             >             $0     1.00%
SunAmerica Balanced and                $0-$50 million     0.70%
Growth-Income                        >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
MFS Total Return                       $0-$50 million     0.70%
                                     >    $50 million     0.65%
Telecom Utility and                   $0-$150 million     0.75%
Federated American Leaders           >   $150 million     0.60%
                                     >   $500 million     0.50%
Equity Income                        >             $0     0.65%
Equity Index                         >             $0     0.40%
Davis Venture Value and               $0-$100 million     0.80%
Real Estate                          >   $100 million     0.75%
                                     >   $500 million     0.70%
"Dogs" of Wall Street                >             $0     0.60%
Alliance Growth                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
Goldman Sachs Research                 $0-$50 million     0.90%
                                     >    $50 million     0.85%
                                     >   $200 million     0.80%

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
MFS Massachusetts
Investors Trust                       $0-$600 million     0.70%
                                     >   $600 million     0.65%
                                    >    $1.5 billion     0.60%
Putnam Growth: Voyager                $0-$150 million     0.85%
                                     >   $150 million     0.80%
                                     >   $300 million     0.70%
Blue Chip Growth                      $0-$250 million     0.70%
                                     >   $250 million     0.65%
                                     >   $500 million     0.60%
MFS Mid-Cap Growth                    $0-$600 million     0.75%
                                     >   $600 million     0.70%
                                    >    $1.5 billion     0.65%
Aggressive Growth                     $0-$100 million     0.75%
                                     >   $100 million    0.675%
                                     >   $250 million    0.625%
                                     >   $500 million     0.60%
Growth Opportunities                  $0-$250 million     0.75%
                                     >   $250 million     0.70%
                                     >   $500 million     0.65%
Marsico Growth                       >             $0     0.85%
Technology                            $0-$250 million     1.00%
                                     >   $250 million     0.95%
                                     >   $500 million     0.90%
International Growth and              $0-$150 million     1.00%
Income                               >   $150 million     0.90%
                                     >   $300 million     0.80%
Global Equities                        $0-$50 million     0.90%
                                     >    $50 million     0.80%
                                     >   $150 million     0.70%
                                     >   $300 million     0.65%
Emerging Markets                     >             $0     1.25%
Foreign Value                          $0-$50 million    1.025%
                                     >    $50 million    0.865%
                                     >   $200 million    0.775%
                                     >   $500 million     0.75%
Small & Mid Cap Value                >             $0     1.00%

---------------------
    246

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

                   SUBADVISER                                          PORTFOLIO
----------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.                   Growth-Income
                                                   Alliance Growth
                                                   Global Equities
                                                   Small & Mid Cap Value
Banc of America Capital Management, LLC            Cash Management
Davis Selected Advisers L.P.                       Davis Venture Value
(dba -- Davis Advisors)                            Real Estate
Federated Equity Management Company of
Pennsylvania (formerly Federated Investment
Counseling)                                        Telecom Utility
                                                   Federated American Leaders
Federated Investment Management Company (formerly
Federated Investment Counseling)                   Corporate Bond
Franklin Advisory Services, LLC                    Small Company Value
Goldman Sachs Asset Management, L.P.               Goldman Sachs Research
Goldman Sachs Asset Management International       Global Bond
Marsico Capital Management, LLC                    Marsico Growth
Massachusetts Financial Services Company           MFS Total Return
                                                   MFS Massachusetts Investors Trust
                                                   MFS Mid-Cap Growth
Morgan Stanley Investment Management, Inc.
(dba -- Van Kampen)                                Worldwide High Income
                                                   International Diversified Equities
                                                   Technology
Putnam Investment Management, LLC                  Putnam Growth: Voyager
                                                   International Growth and Income
                                                   Emerging Markets

Templeton Investment Counsel, LLC                  Foreign Value
U.S. Bancorp Asset Management, Inc.                Equity Income
                                                   Equity Index

  The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Cash Management                 $0-$750 million     0.15%
                              >    $750 million     0.10%
Corporate Bond                   $0-$25 million     0.30%
                              >     $25 million     0.25%
                              >     $50 million     0.20%
                              >    $150 million     0.15%
Global Bond                      $0-$50 million     0.40%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $250 million     0.20%
Worldwide High Income            $0-350 million     0.45%
                              >    $350 million     0.40%
International Diversified        $0-350 million     0.65%
Equities                      >    $350 million     0.60%
MFS Total Return              >              $0    0.375%

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------

Telecom Utility and               $0-20 million     0.55%
Federated American Leaders    >     $20 million     0.35%
                              >     $50 million     0.25%
                              >    $150 million     0.20%
                              >    $500 million     0.15%
Growth-Income                     $0-50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $300 million     0.20%
                              >    $500 million     0.15%
Equity Income                 >              $0     0.30%
Equity Index                  >              $0    0.125%

                                                           ---------------------

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Davis Venture Value and          $0-100 million     0.45%
Real Estate                   >    $100 million     0.40%
                              >    $500 million     0.35%
Alliance Growth                   $0-50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
Goldman Sachs Research            $0-50 million     0.50%
                              >     $50 million     0.45%
                              >    $200 million     0.40%
MFS Massachusetts
Investors Trust and MFS
Mid-Cap Growth                   $0-300 million     0.40%
                              >    $300 million    0.375%
                              >    $600 million     0.35%
                              >    $900 million    0.325%
                              >    $1.5 million     0.25%
Putnam Growth: Voyager           $0-150 million     0.50%
                              >    $150 million     0.45%
                              >    $300 million     0.35%
Small Company Value              $0-200 million     0.60%
                              >    $200 million     0.52%
                              >    $500 million     0.50%

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Marsico Growth                >              $0     0.45%
Technology                       $0-250 million     0.50%
                              >    $250 million     0.45%
                              >    $500 million     0.40%
Small & Mid Cap Value         >              $0     0.50%
International Growth and
Income                           $0-150 million     0.65%
                              >    $150 million     0.55%
                              >    $300 million     0.45%
Global Equities                   $0-50 million     0.50%
                              >     $50 million     0.40%
                              >    $150 million     0.30%
                              >    $300 million     0.25%
Emerging Markets                 $0-150 million     1.00%
                              >    $150 million     0.95%
                              >    $300 million     0.85%
Foreign Value                     $0-50 million    0.625%
                              >     $50 million    0.465%
                              >    $200 million    0.375%
                              >    $500 million     0.35%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
-------------------------------------------------------------------------------------------
Equity Income...............................................   1.35%        --%        --%
Equity Index................................................   0.55         --         --
Goldman Sachs Research......................................   1.35       1.50       1.60
Blue Chip Growth............................................   0.85       1.00       1.10
Small Company Value.........................................   1.60         --         --
Growth Opportunities........................................   1.00       1.15       1.25

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  At July 31, 2005, SAAMCo has agreed to reimburse expenses as follows:

PORTFOLIO                                                         AMOUNT
--------------------------------------------------------------------------
Equity Income...............................................     $18,057
Equity Index................................................      15,354
Blue Chip Growth............................................      13,003
Small Company Value.........................................      12,060
Growth Opportunities........................................      11,623

  At July 31, 2005, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
PORTFOLIO                                                       RECOUPED    RECOUPMENT
--------------------------------------------------------------------------------------
Equity Income...............................................    $    --      $68,116
Equity Index................................................         --       69,106
Goldman Sachs Research......................................     13,810       78,740
Blue Chip Growth............................................         --       64,904
Small Company Value.........................................         --       71,718
Growth Opportunities........................................         --       32,215

---------------------
    248

  Class 2 and 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares. Accordingly, for the period ended July 31, 2005, service fees were paid (see Statement of Operations) based on the aforementioned rates.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the period ended July 31, 2005, the amount of expense reductions received by each Portfolio, were as follows:

PORTFOLIO                                                     TOTAL EXPENSE REDUCTIONS
--------------------------------------------------------------------------------------
SunAmerica Balanced.........................................          $  5,488
MFS Total Return............................................            62,954
Telecom Utility.............................................             5,959
Growth-Income...............................................            76,147
Federated American Leaders..................................            95,664
Davis Venture Value.........................................            18,126
"Dogs" of Wall Street.......................................             1,880
Alliance Growth.............................................           124,144
Goldman Sachs Research......................................             2,615
MFS Massachusetts Investors Trust...........................            20,459
Putnam Growth: Voyager......................................            42,318
Blue Chip Growth............................................             4,824
MFS Mid Cap Growth..........................................            39,794
Aggressive Growth...........................................            20,300
Growth Opportunities........................................             2,758
Marsico Growth..............................................            15,419
Technology..................................................            15,139
Small & Mid Cap Value.......................................            32,218
International Growth and Income.............................            37,893
Global Equities.............................................            31,025
Emerging Markets............................................            42,925
Foreign Value...............................................            19,866

                                                           ---------------------

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2005 were as follows:

                                        PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                      SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
Cash Management.....................         $         --                 $         --               $        --
Corporate Bond......................           86,783,956                   56,188,805                44,826,641
Global Bond.........................           61,230,252                   50,081,764                31,085,563
High-Yield Bond.....................          119,905,833                  111,967,869                        --
Worldwide High Income...............           22,986,429                   25,059,754                        --
SunAmerica Balanced.................          189,162,333                  213,693,387                36,872,167
MFS Mid-Cap Growth..................          106,398,384                  126,907,982                        --
Telecom Utility.....................            2,059,607                    7,918,060                        --
Equity Income.......................              518,837                    1,624,349                        --
Equity Index........................              255,215                    3,974,925                        --
Growth-Income.......................          147,235,015                  245,762,515                        --
Federated American Leaders..........           76,537,680                   99,045,966                        --
Davis Venture Value.................          165,880,235                  278,266,383                        --
"Dogs" of Wall Street...............              600,155                   12,296,068                        --
Alliance Growth.....................          289,255,925                  398,891,619                        --
Goldman Sachs Research..............            8,243,589                   11,695,039                        --
MFS Massachusetts Investors Trust...           68,166,518                   86,052,800                        --
Putnam Growth: Voyager..............          161,391,654                  193,985,567                        --
Blue Chip Growth....................           26,177,532                   28,664,234                        --
Real Estate.........................           26,715,945                   24,889,741                        --
Small Company Value.................            1,052,941                    1,816,541                        --
MFS Total Return....................          174,202,739                  142,386,352                96,549,045
Aggressive Growth...................           61,017,302                   89,162,705                        --
Growth Opportunities................           12,482,146                   17,921,797                        --
Marsico Growth......................           42,068,741                   47,074,022                        --
Technology..........................           17,137,737                   21,676,862                        --
Small & Mid Cap Value...............           56,578,316                   33,188,147                        --
International Growth and Income.....          114,461,029                  120,325,321                        --
Global Equities.....................           88,696,889                  110,733,004                        --
International Diversified
  Equities..........................           55,065,490                   34,978,818                        --
Emerging Markets....................           79,293,516                   75,723,584                        --
Foreign Value.......................           73,122,145                   13,914,316                        --


                                          SALES OF U.S.
PORTFOLIO                             GOVERNMENT SECURITIES
------------------------------------  ---------------------
Cash Management.....................       $        --
Corporate Bond......................        31,935,703
Global Bond.........................        12,998,698
High-Yield Bond.....................                --
Worldwide High Income...............                --
SunAmerica Balanced.................        33,040,209
MFS Mid-Cap Growth..................                --
Telecom Utility.....................                --
Equity Income.......................                --
Equity Index........................                --
Growth-Income.......................                --
Federated American Leaders..........                --
Davis Venture Value.................                --
"Dogs" of Wall Street...............                --
Alliance Growth.....................                --
Goldman Sachs Research..............                --
MFS Massachusetts Investors Trust...                --
Putnam Growth: Voyager..............                --
Blue Chip Growth....................                --
Real Estate.........................                --
Small Company Value.................                --
MFS Total Return....................        77,350,148
Aggressive Growth...................                --
Growth Opportunities................                --
Marsico Growth......................                --
Technology..........................                --
Small & Mid Cap Value...............                --
International Growth and Income.....                --
Global Equities.....................                --
International Diversified
  Equities..........................                --
Emerging Markets....................                --
Foreign Value.......................                --

---------------------
    250

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                                        CASH MANAGEMENT PORTFOLIO
                                       --------------------------------------------------------------------------------------------
                                                                 CLASS 1                                          CLASS 2
                                       ------------------------------------------------------------     ---------------------------
                                         FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED           FOR THE SIX MONTHS ENDED
                                        JULY 31, 2005 (UNAUDITED)            JANUARY 31, 2005            JULY 31, 2005 (UNAUDITED)
                                       ----------------------------    ----------------------------     ---------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT           SHARES          AMOUNT
                                       ----------------------------    ----------------------------     ---------------------------
Shares sold.........................    16,182,213    $ 173,814,957     50,817,947    $ 543,302,222      2,863,666     $ 30,726,960
Reinvested dividends................            --               --        177,570        1,890,182             --               --
Shares redeemed.....................   (18,931,754)    (203,556,359)   (52,597,858)    (562,293,343)    (3,283,534)     (35,247,272)
                                       -----------    -------------    -----------    -------------     ----------     ------------
Net increase (decrease).............    (2,749,541)   $ (29,741,402)    (1,602,341)   $ (17,100,939)      (419,868)    $ (4,520,312)
                                       ===========    =============    ===========    =============     ==========     ============

                                      CASH MANAGEMENT PORTFOLIO
                                      --------------------------
                                               CLASS 2
                                      --------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2005
                                      --------------------------
                                        SHARES         AMOUNT
                                      --------------------------
Shares sold.........................   8,178,025    $ 87,254,423
Reinvested dividends................      34,723         369,185
Shares redeemed.....................  (8,042,131)    (85,795,823)
                                      ----------    ------------
Net increase (decrease).............     170,617    $  1,827,785
                                      ==========    ============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        JULY 31, 2005 (UNAUDITED)            JANUARY 31, 2005
                                       ----------------------------    ----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                       ----------------------------    ----------------------------
Shares sold.........................     6,353,349    $  68,049,720     16,990,262    $ 181,041,039
Reinvested dividends................            --               --         57,535          611,116
Shares redeemed.....................    (5,914,609)     (63,384,865)   (12,378,244)    (131,864,581)
                                       -----------    -------------    -----------    -------------
Net increase (decrease).............       438,740    $   4,664,855      4,669,553    $  49,787,574
                                       ===========    =============    ===========    =============


Shares sold.........................
Reinvested dividends................
Shares redeemed.....................
Net increase (decrease).............

                                                                         CORPORATE BOND PORTFOLIO
                                       --------------------------------------------------------------------------------------------
                                                                 CLASS 1                                          CLASS 2
                                       ------------------------------------------------------------     ---------------------------
                                         FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED           FOR THE SIX MONTHS ENDED
                                        JULY 31, 2005 (UNAUDITED)            JANUARY 31, 2005            JULY 31, 2005 (UNAUDITED)
                                       ----------------------------    ----------------------------     ---------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT           SHARES          AMOUNT
                                       ----------------------------    ----------------------------     ---------------------------
Shares sold.........................     2,821,975    $  33,825,486      6,232,467    $  74,547,006        380,241     $  4,541,671
Reinvested dividends................            --               --      1,166,003       13,711,279             --               --
Shares redeemed.....................    (2,857,876)     (34,246,019)    (7,484,920)     (89,438,096)      (498,670)      (5,966,669)
                                       -----------    -------------    -----------    -------------     ----------     ------------
Net increase (decrease).............       (35,901)   $    (420,533)       (86,450)   $  (1,179,811)      (118,429)    $ (1,424,998)
                                       ===========    =============    ===========    =============     ==========     ============

                                       CORPORATE BOND PORTFOLIO
                                      --------------------------
                                               CLASS 2
                                      --------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2005
                                      --------------------------
                                        SHARES         AMOUNT
                                      --------------------------
Shares sold.........................   1,802,964    $ 21,514,942
Reinvested dividends................     255,317       2,999,266
Shares redeemed.....................  (1,405,610)    (16,748,669)
                                      ----------    ------------
Net increase (decrease).............     652,671    $  7,765,539
                                      ==========    ============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        JULY 31, 2005 (UNAUDITED)            JANUARY 31, 2005
                                       ----------------------------    ----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                       ----------------------------    ----------------------------
Shares sold.........................     2,944,098    $  35,124,351      6,668,443    $  79,527,078
Reinvested dividends................            --               --        294,018        3,450,347
Shares redeemed.....................      (757,397)      (9,044,102)    (1,716,480)     (20,354,881)
                                       -----------    -------------    -----------    -------------
Net increase (decrease).............     2,186,701    $  26,080,249      5,245,981    $  62,622,544
                                       ===========    =============    ===========    =============


                                                           ---------------------

                                                                             GLOBAL BOND PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                                                     CLASS 1                                      CLASS 2
                                            ---------------------------------------------------------   ---------------------------
                                             FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED
                                             JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005          JULY 31, 2005 (UNAUDITED)
                                            ---------------------------   ---------------------------   ---------------------------
                                              SHARES          AMOUNT        SHARES         AMOUNT         SHARES          AMOUNT
                                            ---------------------------   ---------------------------   ---------------------------
Shares sold..............................       985,694    $ 11,682,637     1,428,651   $  16,418,041      272,905     $  3,217,134
Reinvested dividends.....................            --              --       105,307       1,206,592           --               --
Shares redeemed..........................    (1,105,532)    (13,106,286)   (2,866,620)    (32,868,927)    (178,360)      (2,105,646)
                                            -----------    ------------   -----------   -------------   ----------     ------------
Net increase (decrease)..................      (119,838)   $ (1,423,649)   (1,332,662)  $ (15,244,294)      94,545     $  1,111,488
                                            ===========    ============   ===========   =============   ==========     ============

                                             GLOBAL BOND PORTFOLIO
                                           -------------------------
                                                    CLASS 2
                                           -------------------------
                                              FOR THE YEAR ENDED
                                               JANUARY 31, 2005
                                           -------------------------
                                             SHARES        AMOUNT
                                           -------------------------
Shares sold..............................     625,912   $  7,148,291
Reinvested dividends.....................      15,705        179,268
Shares redeemed..........................    (511,377)    (5,825,414)
                                           ----------   ------------
Net increase (decrease)..................     130,240   $  1,502,145
                                           ==========   ============

                                            ---------------------------------------------------------
                                                                     CLASS 3
                                            ---------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                            ---------------------------   ---------------------------
                                              SHARES          AMOUNT        SHARES         AMOUNT
                                            ---------------------------   ---------------------------
Shares sold..............................       668,090    $  7,859,187     1,200,611   $  13,712,331
Reinvested dividends.....................            --              --        14,979         170,634
Shares redeemed..........................      (262,945)     (3,100,004)     (415,659)     (4,735,266)
                                            -----------    ------------   -----------   -------------
Net increase (decrease)..................       405,145    $  4,759,183       799,931   $   9,147,699
                                            ===========    ============   ===========   =============


Shares sold..............................
Reinvested dividends.....................
Shares redeemed..........................
Net increase (decrease)..................

                                                            HIGH-YIELD BOND PORTFOLIO
                                            ---------------------------------------------------------
                                                                     CLASS 1
                                            ---------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                            ---------------------------   ---------------------------
                                              SHARES          AMOUNT        SHARES         AMOUNT
                                            ---------------------------   ---------------------------
Shares sold..............................     8,086,396    $ 58,922,368    14,016,700   $  97,562,754
Reinvested dividends.....................            --              --     3,595,562      23,924,549
Shares redeemed..........................   (10,766,277)    (79,011,544)  (25,177,783)   (175,465,535)
                                            -----------    ------------   -----------   -------------
Net increase (decrease)..................    (2,679,881)   $(20,089,176)   (7,565,521)  $ (53,978,232)
                                            ===========    ============   ===========   =============

                                                          HIGH-YIELD BOND PORTFOLIO
                                           -------------------------------------------------------
                                                                   CLASS 2
                                           -------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                            JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                           ---------------------------   -------------------------
                                             SHARES          AMOUNT        SHARES        AMOUNT
                                           ---------------------------   -------------------------
Shares sold..............................   1,145,363     $  8,367,024    2,841,491   $ 19,706,030
Reinvested dividends.....................          --               --      569,173      3,782,749
Shares redeemed..........................  (1,425,027)     (10,420,476)  (3,690,394)   (25,736,099)
                                           ----------     ------------   ----------   ------------
Net increase (decrease)..................    (279,664)    $ (2,053,452)    (279,730)  $ (2,247,320)
                                           ==========     ============   ==========   ============

                                            ---------------------------------------------------------
                                                                     CLASS 3
                                            ---------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                            ---------------------------   ---------------------------
                                              SHARES          AMOUNT        SHARES         AMOUNT
                                            ---------------------------------------------------------
Shares sold..............................     3,051,960    $ 22,288,471     7,388,614   $  51,243,594
Reinvested dividends.....................            --              --       509,112       3,381,283
Shares redeemed..........................    (2,510,063)    (18,293,648)   (6,180,535)    (42,849,875)
                                            -----------    ------------   -----------   -------------
Net increase (decrease)..................       541,897    $  3,994,823     1,717,191   $  11,775,002
                                            ===========    ============   ===========   =============

---------------------
    252

                                                             WORLDWIDE HIGH INCOME PORTFOLIO
                                                 -------------------------------------------------------
                                                                         CLASS 1
                                                 -------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                                 ---------------------------   -------------------------
                                                   SHARES          AMOUNT        SHARES        AMOUNT
                                                 ---------------------------   -------------------------
Shares sold...................................    1,043,642     $  8,052,138    2,373,626   $ 17,897,741
Reinvested dividends..........................           --               --      725,294      5,364,247
Shares redeemed...............................   (1,967,963)     (15,179,548)  (4,130,037)   (30,923,109)
                                                 ----------     ------------   ----------   ------------
Net increase (decrease).......................     (924,321)    $ (7,127,410)  (1,031,117)  $ (7,661,121)
                                                 ==========     ============   ==========   ============

                                                          WORLDWIDE HIGH INCOME PORTFOLIO
                                                ---------------------------------------------------
                                                                      CLASS 2
                                                ---------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                                JULY 31, 2005 (UNAUDITED)       JANUARY 31, 2005
                                                --------------------------   ----------------------
                                                 SHARES          AMOUNT       SHARES      AMOUNT
                                                --------------------------   ----------------------
Shares sold...................................    99,247       $   767,461    437,123   $ 3,269,177
Reinvested dividends..........................        --                --     62,833       463,427
Shares redeemed...............................  (144,520)       (1,104,841)  (368,107)   (2,760,214)
                                                --------       -----------   --------   -----------
Net increase (decrease).......................   (45,273)      $  (337,380)   131,849   $   972,390
                                                ========       ===========   ========   ===========

                                                 -------------------------------------------------------
                                                                         CLASS 3
                                                 -------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                                 ---------------------------   -------------------------
                                                   SHARES          AMOUNT        SHARES        AMOUNT
                                                 ---------------------------   -------------------------
Shares sold...................................       69,016     $    531,263      293,805   $  2,206,654
Reinvested dividends..........................           --               --       10,319         76,010
Shares redeemed...............................      (22,168)        (169,235)    (252,803)    (1,866,865)
                                                 ----------     ------------   ----------   ------------
Net increase (decrease).......................       46,848     $    362,028       51,321   $    415,799
                                                 ==========     ============   ==========   ============


Shares sold...................................
Reinvested dividends..........................
Shares redeemed...............................
Net increase (decrease).......................

                                                             SUNAMERICA BALANCED PORTFOLIO
                                                -------------------------------------------------------
                                                                        CLASS 1
                                                -------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                 JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                                ---------------------------   -------------------------
                                                  SHARES          AMOUNT        SHARES        AMOUNT
                                                ---------------------------   -------------------------
Shares sold..................................      411,418     $  5,684,575    1,367,622   $ 18,384,155
Reinvested dividends.........................           --               --      329,602      4,353,872
Shares redeemed..............................   (2,777,074)     (38,386,084)  (5,474,636)   (73,562,175)
                                                ----------     ------------   ----------   ------------
Net increase (decrease)......................   (2,365,656)    $(32,701,509)  (3,777,412)  $(50,824,148)
                                                ==========     ============   ==========   ============

                                                          SUNAMERICA BALANCED PORTFOLIO
                                               ----------------------------------------------------
                                                                     CLASS 2
                                               ----------------------------------------------------
                                                FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                                JULY 31, 2005 (UNAUDITED)       JANUARY 31, 2005
                                               ---------------------------   ----------------------
                                                SHARES           AMOUNT       SHARES      AMOUNT
                                               ---------------------------   ----------------------
Shares sold..................................    59,446        $   821,581    394,078   $ 5,295,379
Reinvested dividends.........................        --                 --     27,782       366,691
Shares redeemed..............................  (210,245)        (2,882,679)  (533,366)   (7,138,661)
                                               --------        -----------   --------   -----------
Net increase (decrease)......................  (150,799)       $(2,061,098)  (111,506)  $(1,476,591)
                                               ========        ===========   ========   ===========

                                                 -------------------------------------------------------
                                                                         CLASS 3
                                                 -------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                                 ---------------------------   -------------------------
                                                   SHARES          AMOUNT        SHARES        AMOUNT
                                                 ---------------------------   -------------------------
Shares sold...................................       97,275     $  1,335,396      576,941   $  7,707,565
Reinvested dividends..........................           --               --       10,919        143,990
Shares redeemed...............................     (149,431)      (2,045,206)    (174,931)    (2,339,692)
                                                 ----------     ------------   ----------   ------------
Net increase (decrease).......................      (52,156)    $   (709,810)     412,929   $  5,511,863
                                                 ==========     ============   ==========   ============

                                                           ---------------------

                                                           MFS TOTAL RETURN PORTFOLIO
                                            ---------------------------------------------------------
                                                                     CLASS 1
                                            ---------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                            ----------------------------   --------------------------
                                              SHARES           AMOUNT        SHARES        AMOUNT
                                            ----------------------------   --------------------------
Shares sold..............................     3,674,928     $ 65,218,300    7,514,389   $ 124,840,975
Reinvested dividends.....................            --               --       71,797       1,193,424
Shares redeemed..........................    (3,873,131)     (68,790,249)  (8,881,303)   (147,335,697)
                                            -----------     ------------   ----------   -------------
Net increase (decrease)..................      (198,203)    $ (3,571,949)  (1,295,117)  $ (21,301,298)
                                            ===========     ============   ==========   =============

                                                         MFS TOTAL RETURN PORTFOLIO
                                           -------------------------------------------------------
                                                                   CLASS 2
                                           -------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                            JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                           ---------------------------   -------------------------
                                             SHARES          AMOUNT        SHARES        AMOUNT
                                           ---------------------------   -------------------------
Shares sold..............................     351,713     $  6,230,759    1,280,560   $ 21,129,848
Reinvested dividends.....................          --               --       15,005        249,227
Shares redeemed..........................    (656,735)     (11,643,597)  (1,621,459)   (26,797,254)
                                           ----------     ------------   ----------   ------------
Net increase (decrease)..................    (305,022)    $ (5,412,838)    (325,894)  $ (5,418,179)
                                           ==========     ============   ==========   ============

                                             --------------------------------------------------------
                                                                     CLASS 3
                                             --------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   --------------------------
                                               SHARES          AMOUNT        SHARES        AMOUNT
                                             ---------------------------   --------------------------
Shares sold...............................    1,995,867     $ 35,280,995    5,687,914   $  94,300,494
Reinvested dividends......................           --               --       11,465         190,281
Shares redeemed...........................     (654,077)     (11,552,165)  (1,264,561)    (20,990,697)
                                             ----------     ------------   ----------   -------------
Net increase (decrease)...................    1,341,790     $ 23,728,830    4,434,818   $  73,500,078
                                             ==========     ============   ==========   =============


Shares sold...............................
Reinvested dividends......................
Shares redeemed...........................
Net increase (decrease)...................

                                                            TELECOM UTILITY PORTFOLIO
                                             --------------------------------------------------------
                                                                     CLASS 1
                                             --------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   --------------------------
                                               SHARES          AMOUNT        SHARES        AMOUNT
                                             ---------------------------   --------------------------
Shares sold...............................      329,330     $  2,934,782      834,190   $   6,859,504
Reinvested dividends......................           --               --      300,204       2,411,087
Shares redeemed...........................     (967,774)      (8,607,828)  (1,640,421)    (13,430,943)
                                             ----------     ------------   ----------   -------------
Net increase (decrease)...................     (638,444)    $ (5,673,046)    (506,027)  $  (4,160,352)
                                             ==========     ============   ==========   =============

                                                           TELECOM UTILITY PORTFOLIO
                                            -------------------------------------------------------
                                                                    CLASS 2
                                            -------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                            ---------------------------   -------------------------
                                              SHARES          AMOUNT        SHARES        AMOUNT
                                            ---------------------------   -------------------------
Shares sold...............................      85,461     $    768,702      195,559   $  1,590,865
Reinvested dividends......................          --               --       23,873        191,650
Shares redeemed...........................    (105,657)        (952,906)    (188,706)    (1,523,793)
                                            ----------     ------------   ----------   ------------
Net increase (decrease)...................     (20,196)    $   (184,204)      30,726   $    258,722
                                            ==========     ============   ==========   ============

                                           --------------------------------------------------------
                                                                   CLASS 3
                                           --------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                           ---------------------------   --------------------------
                                             SHARES          AMOUNT        SHARES        AMOUNT
                                           ---------------------------   --------------------------
Shares sold.............................        8,635     $     75,255       10,371   $      85,850
Reinvested dividends....................           --               --          473           3,795
Shares redeemed.........................       (4,557)         (39,759)     (17,964)       (141,779)
                                           ----------     ------------   ----------   -------------
Net increase (decrease).................        4,078     $     35,496       (7,120)  $     (52,134)
                                           ==========     ============   ==========   =============

---------------------
    254

                                                              EQUITY INCOME PORTFOLIO
                                             ---------------------------------------------------------
                                                                      CLASS 1
                                             ---------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   ---------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                             ---------------------------   ---------------------------
Shares sold...............................        16,139   $     192,271        64,844   $     733,155
Reinvested dividends......................            --              --         9,090         101,135
Shares redeemed...........................      (109,142)     (1,308,725)     (233,086)     (2,650,172)
                                             -----------   -------------   -----------   -------------
Net increase (decrease)...................       (93,003)  $  (1,116,454)     (159,152)  $  (1,815,882)
                                             ===========   =============   ===========   =============


Shares sold...............................
Reinvested dividends......................
Shares redeemed...........................
Net increase (decrease)...................

                                                              EQUITY INDEX PORTFOLIO
                                             ---------------------------------------------------------
                                                                      CLASS 1
                                             ---------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   ---------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                             ---------------------------   ---------------------------
Shares sold...............................       274,641   $   2,807,874       751,524   $   7,259,797
Reinvested dividends......................            --              --        53,909         509,205
Shares redeemed...........................      (667,429)     (6,820,676)   (1,307,035)    (12,609,221)
                                             -----------   -------------   -----------   -------------
Net increase (decrease)...................      (392,788)  $  (4,012,802)     (501,602)  $  (4,840,219)
                                             ===========   =============   ===========   =============


Shares sold...............................
Reinvested dividends......................
Shares redeemed...........................
Net increase (decrease)...................

                                                              GROWTH-INCOME PORTFOLIO
                                             ---------------------------------------------------------
                                                                      CLASS 1
                                             ---------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   ---------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                             ---------------------------   ---------------------------
Shares sold...............................       815,047   $  18,670,555     1,843,836   $  41,147,776
Reinvested dividends......................            --              --       278,898       6,063,355
Shares redeemed...........................    (5,593,812)   (129,594,336)  (10,501,773)   (233,918,947)
                                             -----------   -------------   -----------   -------------
Net increase (decrease)...................    (4,778,765)  $(110,923,781)   (8,379,039)  $(186,707,816)
                                             ===========   =============   ===========   =============

                                                           GROWTH-INCOME PORTFOLIO
                                            -----------------------------------------------------
                                                                   CLASS 2
                                            -----------------------------------------------------
                                             FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)       JANUARY 31, 2005
                                            ---------------------------   -----------------------
                                              SHARES         AMOUNT        SHARES       AMOUNT
                                            ---------------------------   -----------------------
Shares sold...............................       58,421   $   1,346,243    299,684   $  6,627,686
Reinvested dividends......................           --              --     12,147        263,902
Shares redeemed...........................     (195,649)     (4,507,160)  (615,683)   (13,661,318)
                                            -----------   -------------   --------   ------------
Net increase (decrease)...................     (137,228)  $  (3,160,917)  (303,852)  $ (6,769,730)
                                            ===========   =============   ========   ============

                                             ---------------------------------------------------------
                                                                      CLASS 3
                                             ---------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   ---------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                             ---------------------------   ---------------------------
Shares sold...............................       201,005   $   4,577,958       532,491   $  11,791,603
Reinvested dividends......................            --              --         3,777          81,963
Shares redeemed...........................      (142,691)     (3,287,046)     (201,468)     (4,500,486)
                                             -----------   -------------   -----------   -------------
Net increase (decrease)...................        58,314   $   1,290,912       334,800   $   7,373,080
                                             ===========   =============   ===========   =============

                                                           ---------------------

                                                   FEDERATED AMERICAN LEADERS PORTFOLIO
                                         ---------------------------------------------------------
                                                                  CLASS 1
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       664,054   $  10,804,553     1,666,875   $  25,643,045
Reinvested dividends..................            --              --       196,526       2,964,675
Shares redeemed.......................    (1,971,353)    (31,993,745)   (3,946,463)    (60,637,385)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............    (1,307,299)  $ (21,189,192)   (2,083,062)  $ (32,029,665)
                                         ===========   =============   ===========   =============

                                                  FEDERATED AMERICAN LEADERS PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................       72,221   $   1,173,747       347,453   $   5,334,488
Reinvested dividends..................           --              --        19,972         300,969
Shares redeemed.......................     (195,064)     (3,168,612)     (357,750)     (5,508,049)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............     (122,843)  $  (1,994,865)        9,675   $     127,408
                                        ===========   =============   ===========   =============

                                         ---------------------------------------------------------
                                                                  CLASS 3
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       674,000   $  10,927,864     1,663,239   $  25,567,801
Reinvested dividends..................            --              --        21,929         325,862
Shares redeemed.......................      (242,184)     (3,886,138)     (229,356)     (3,551,783)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............       431,816   $   7,041,726     1,455,812   $  22,341,880
                                         ===========   =============   ===========   =============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                       DAVIS VENTURE VALUE PORTFOLIO
                                         ---------------------------------------------------------
                                                                  CLASS 1
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................     2,324,814   $  61,458,797     6,393,937   $ 155,477,202
Reinvested dividends..................            --              --       690,009      16,496,340
Shares redeemed.......................    (8,374,252)   (221,633,945)  (17,814,580)   (433,006,476)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............    (6,049,438)  $(160,175,148)  (10,730,634)  $(261,032,934)
                                         ===========   =============   ===========   =============

                                                      DAVIS VENTURE VALUE PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................      323,008   $   8,528,138     2,073,040   $  50,007,668
Reinvested dividends..................           --              --        64,079       1,530,453
Shares redeemed.......................     (599,710)    (15,820,606)   (1,320,191)    (31,988,588)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............     (276,702)  $  (7,292,468)      816,928   $  19,549,533
                                        ===========   =============   ===========   =============

                                         ---------------------------------------------------------
                                                                  CLASS 3
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................     2,335,745   $  61,557,080     6,205,348   $ 150,349,256
Reinvested dividends..................            --              --        52,573       1,254,311
Shares redeemed.......................      (688,239)    (18,094,725)     (980,823)    (23,877,660)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............     1,647,506   $  43,462,355     5,277,098   $ 127,725,907
                                         ===========   =============   ===========   =============

---------------------
    256

                                                      "DOGS" OF WALL STREET PORTFOLIO
                                         ---------------------------------------------------------
                                                                  CLASS 1
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       268,886   $   2,812,047     1,557,216   $  15,957,656
Reinvested dividends..................            --              --       233,976       2,297,666
Shares redeemed.......................    (1,441,800)    (15,080,552)   (3,338,752)    (34,092,772)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............    (1,172,914)  $ (12,268,505)   (1,547,560)  $ (15,837,450)
                                         ===========   =============   ===========   =============

                                                     "DOGS" OF WALL STREET PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................       83,545   $     871,065       504,343   $   5,163,827
Reinvested dividends..................           --              --        51,091         501,256
Shares redeemed.......................     (166,015)     (1,731,705)     (420,750)     (4,291,529)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      (82,470)  $    (860,640)      134,684   $   1,373,554
                                        ===========   =============   ===========   =============

                                         ---------------------------------------------------------
                                                                  CLASS 3
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       198,455   $   2,071,390       766,618   $   7,846,397
Reinvested dividends..................            --              --        25,936         254,247
Shares redeemed.......................      (121,108)     (1,260,871)     (243,308)     (2,480,818)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............        77,347   $     810,519       549,246   $   5,619,826
                                         ===========   =============   ===========   =============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                                        ALLIANCE GROWTH PORTFOLIO
                                         ---------------------------------------------------------------------------------------
                                                                  CLASS 1                                      CLASS 2
                                         ---------------------------------------------------------   ---------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005          JULY 31, 2005 (UNAUDITED)
                                         ---------------------------   ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------   ---------------------------
Shares sold...........................     1,741,605   $  31,960,669     4,501,879   $  79,438,833       264,077   $   4,767,722
Reinvested dividends..................            --              --       173,847       2,962,192            --              --
Shares redeemed.......................    (7,698,100)   (140,579,651)  (18,307,794)   (320,676,022)     (463,422)     (8,466,050)
                                         -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease)...............    (5,956,495)  $(108,618,982)  (13,632,068)  $(238,274,997)     (199,345)  $  (3,698,328)
                                         ===========   =============   ===========   =============   ===========   =============

                                         ALLIANCE GROWTH PORTFOLIO
                                        ---------------------------
                                                  CLASS 2
                                        ---------------------------
                                            FOR THE YEAR ENDED
                                             JANUARY 31, 2005
                                        ---------------------------
                                          SHARES         AMOUNT
                                        ---------------------------
Shares sold...........................    1,078,416   $  18,906,925
Reinvested dividends..................        7,673         130,653
Shares redeemed.......................     (976,244)    (17,131,999)
                                        -----------   -------------
Net increase (decrease)...............      109,845   $   1,905,579
                                        ===========   =============

                                         ---------------------------------------------------------
                                                                  CLASS 3
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................     1,132,483   $  20,554,740     2,835,597   $  49,594,309
Reinvested dividends..................            --              --         3,473          59,077
Shares redeemed.......................      (358,300)     (6,548,658)     (431,471)     (7,560,231)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............       774,183   $  14,006,082     2,407,599   $  42,093,155
                                         ===========   =============   ===========   =============

                                                           ---------------------

                                                     GOLDMAN SACHS RESEARCH PORTFOLIO
                                         ---------------------------------------------------------
                                                                  CLASS 1
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       140,123   $   1,008,983       806,409   $   5,525,049
Reinvested dividends..................            --              --            --              --
Shares redeemed.......................      (555,303)     (4,016,222)   (1,525,107)    (10,482,321)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............      (415,180)  $  (3,007,239)     (718,698)  $  (4,957,272)
                                         ===========   =============   ===========   =============

                                                    GOLDMAN SACHS RESEARCH PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................       26,232   $     187,112       134,833   $     939,875
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................     (119,950)       (862,662)     (183,693)     (1,264,360)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      (93,718)  $    (675,550)      (48,860)  $    (324,485)
                                        ===========   =============   ===========   =============

                                         ---------------------------------------------------------
                                                                  CLASS 3
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................        57,504   $     409,547       154,046   $   1,067,503
Reinvested dividends..................            --              --            --              --
Shares redeemed.......................       (23,113)       (163,204)      (61,944)       (424,419)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............        34,391   $     246,343        92,102   $     643,084
                                         ===========   =============   ===========   =============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                         ---------------------------------------------------------
                                                                  CLASS 1
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       426,017   $   4,920,211     1,523,096   $  16,239,838
Reinvested dividends..................            --              --       166,865       1,742,181
Shares redeemed.......................    (2,341,018)    (27,042,536)   (5,612,311)    (59,675,410)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............    (1,915,001)  $ (22,122,325)   (3,922,350)  $ (41,693,391)
                                         ===========   =============   ===========   =============

                                               MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................       80,310   $     928,619       720,605   $   7,618,000
Reinvested dividends..................           --              --        19,702         205,725
Shares redeemed.......................     (274,366)     (3,180,358)     (780,147)     (8,208,390)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............     (194,056)  $  (2,251,739)      (39,840)  $    (384,665)
                                        ===========   =============   ===========   =============

                                         ---------------------------------------------------------
                                                                  CLASS 3
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       729,321   $   8,420,931     1,949,081   $  20,738,959
Reinvested dividends..................            --              --        16,988         177,218
Shares redeemed.......................      (344,388)     (3,939,392)     (431,762)     (4,596,540)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............       384,933   $   4,481,539     1,534,307   $  16,319,637
                                         ===========   =============   ===========   =============

---------------------
    258

                                                     PUTNAM GROWTH: VOYAGER PORTFOLIO
                                         ---------------------------------------------------------
                                                                  CLASS 1
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       410,785   $   5,891,372     1,115,734   $  15,537,703
Reinvested dividends..................            --              --        24,304         326,945
Shares redeemed.......................    (2,407,052)    (34,297,911)   (4,882,200)    (67,841,022)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............    (1,996,267)  $ (28,406,539)   (3,742,162)  $ (51,976,374)
                                         ===========   =============   ===========   =============

                                                    PUTNAM GROWTH: VOYAGER PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                         JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................       30,339   $     446,580        78,856   $   1,101,030
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................      (73,969)     (1,052,273)     (214,330)     (2,977,796)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      (43,630)  $    (605,693)     (135,474)  $  (1,876,766)
                                        ===========   =============   ===========   =============

                                         ---------------------------------------------------------
                                                                  CLASS 3
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................        97,532   $   1,443,387       142,795   $   1,976,876
Reinvested dividends..................            --              --            --              --
Shares redeemed.......................       (34,163)       (489,578)      (64,075)       (884,809)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............        63,369   $     953,809        78,720   $   1,092,067
                                         ===========   =============   ===========   =============


Shares sold...........................
Reinvested dividends..................
Shares redeemed.......................
Net increase (decrease)...............

                                                                       BLUE CHIP GROWTH PORTFOLIO
                                         ---------------------------------------------------------------------------------------
                                                                  CLASS 1                                      CLASS 2
                                         ---------------------------------------------------------   ---------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005          JULY 31, 2005 (UNAUDITED)
                                         ---------------------------   ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------   ---------------------------
Shares sold...........................       544,605   $   3,402,246     1,569,047   $   9,483,195        86,744   $     532,208
Reinvested dividends..................            --              --         8,110          47,828            --              --
Shares redeemed.......................      (913,110)     (5,706,537)   (2,163,707)    (13,151,030)     (288,261)     (1,785,638)
                                         -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease)...............      (368,505)  $  (2,304,291)     (586,550)  $  (3,620,007)     (201,517)  $  (1,253,430)
                                         ===========   =============   ===========   =============   ===========   =============

                                        BLUE CHIP GROWTH PORTFOLIO
                                        ---------------------------
                                                  CLASS 2
                                        ---------------------------
                                            FOR THE YEAR ENDED
                                             JANUARY 31, 2005
                                        ---------------------------
                                          SHARES         AMOUNT
                                        ---------------------------
Shares sold...........................      630,123   $   3,845,869
Reinvested dividends..................          773           4,559
Shares redeemed.......................     (639,121)     (3,893,923)
                                        -----------   -------------
Net increase (decrease)...............       (8,225)  $     (43,495)
                                        ===========   =============

                                         ---------------------------------------------------------
                                                                  CLASS 3
                                         ---------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                         ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ---------------------------   ---------------------------
Shares sold...........................       219,288   $   1,355,788     1,142,106   $   6,924,211
Reinvested dividends..................            --              --            --              --
Shares redeemed.......................      (160,241)       (993,303)     (599,228)     (3,624,474)
                                         -----------   -------------   -----------   -------------
Net increase (decrease)...............        59,047   $     362,485       542,878   $   3,299,737
                                         ===========   =============   ===========   =============

                                                           ---------------------

                                                                        REAL ESTATE PORTFOLIO
                                      -----------------------------------------------------------------------------------------
                                                               CLASS 1                                        CLASS 2
                                      ----------------------------------------------------------    ---------------------------
                                       FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005           JULY 31, 2005 (UNAUDITED)
                                      ---------------------------    ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------    ---------------------------
Shares sold........................       934,726    $ 18,448,368      3,049,622    $ 51,924,747        132,501    $  2,572,139
Reinvested dividends...............            --              --        221,705       3,863,945             --              --
Shares redeemed....................    (1,513,436)    (29,278,561)    (3,712,078)    (61,234,960)      (195,449)     (3,755,468)
                                      -----------    ------------    -----------    ------------    -----------    ------------
Net increase (decrease)............      (578,710)   $(10,830,193)      (440,751)   $ (5,446,268)       (62,948)   $ (1,183,329)
                                      ===========    ============    ===========    ============    ===========    ============

                                        REAL ESTATE PORTFOLIO
                                     ---------------------------
                                               CLASS 2
                                     ---------------------------
                                         FOR THE YEAR ENDED
                                          JANUARY 31, 2005
                                     ---------------------------
                                       SHARES          AMOUNT
                                     ---------------------------
Shares sold........................      632,979    $ 10,640,948
Reinvested dividends...............       39,259         682,999
Shares redeemed....................     (530,365)     (8,703,995)
                                     -----------    ------------
Net increase (decrease)............      141,873    $  2,619,952
                                     ===========    ============

                                      ----------------------------------------------------------
                                                               CLASS 3
                                      ----------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                      ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------
Shares sold........................       557,759    $ 10,837,596      1,327,126    $ 22,438,744
Reinvested dividends...............            --              --         32,608         566,627
Shares redeemed....................      (251,965)     (4,861,665)      (529,659)     (8,759,000)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)............       305,794    $  5,975,931        830,075    $ 14,246,371
                                      ===========    ============    ===========    ============


Shares sold........................
Reinvested dividends...............
Shares redeemed....................
Net increase (decrease)............

                                                    SMALL COMPANY VALUE PORTFOLIO
                                      ----------------------------------------------------------
                                                               CLASS 1
                                      ----------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE PERIOD ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                      ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------
Shares sold........................        63,605    $    980,126        213,266    $  2,841,753
Reinvested dividends...............            --              --             --              --
Shares redeemed....................      (139,284)     (2,113,765)      (217,886)     (2,888,936)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)............       (75,679)   $ (1,133,639)        (4,620)   $    (47,183)
                                      ===========    ============    ===========    ============


Shares sold........................
Reinvested dividends...............
Shares redeemed....................
Net increase (decrease)............

                                                     MFS MID-CAP GROWTH PORTFOLIO
                                      ----------------------------------------------------------
                                                               CLASS 1
                                      ----------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                      ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------
Shares sold........................     2,183,029    $ 18,551,996      6,428,858    $ 54,045,870
Reinvested dividends...............            --              --             --              --
Shares redeemed....................    (4,723,196)    (40,427,250)   (11,603,216)    (96,294,712)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)............    (2,540,167)   $(21,875,254)    (5,174,358)   $(42,248,842)
                                      ===========    ============    ===========    ============

                                                    MFS MID-CAP GROWTH PORTFOLIO
                                     ----------------------------------------------------------
                                                              CLASS 2
                                     ----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                      JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                     ---------------------------    ---------------------------
                                       SHARES          AMOUNT         SHARES          AMOUNT
                                     ---------------------------    ---------------------------
Shares sold........................      424,545    $  3,594,847      1,876,831    $ 15,658,266
Reinvested dividends...............           --              --             --              --
Shares redeemed....................     (940,355)     (7,987,628)    (1,973,503)    (16,362,852)
                                     -----------    ------------    -----------    ------------
Net increase (decrease)............     (515,810)   $ (4,392,781)       (96,672)   $   (704,586)
                                     ===========    ============    ===========    ============

                                      ----------------------------------------------------------
                                                               CLASS 3
                                      ----------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                      ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------
Shares sold........................     1,363,574    $ 11,578,813      4,204,648    $ 34,893,668
Reinvested dividends...............            --              --             --              --
Shares redeemed....................      (840,514)     (7,146,562)    (1,743,710)    (14,583,923)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)............       523,060    $  4,432,251      2,460,938    $ 20,309,745
                                      ===========    ============    ===========    ============

---------------------
    260

                                                     AGGRESSIVE GROWTH PORTFOLIO
                                      ----------------------------------------------------------
                                                               CLASS 1
                                      ----------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                      ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------
Shares sold........................     2,109,882    $ 21,786,623      7,352,864    $ 67,476,566
Reinvested dividends...............            --              --             --              --
Shares redeemed....................    (4,627,144)    (47,753,602)   (11,017,781)    (99,620,656)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)............    (2,517,262)   $(25,966,979)    (3,664,917)   $(32,144,090)
                                      ===========    ============    ===========    ============

                                                    AGGRESSIVE GROWTH PORTFOLIO
                                     ----------------------------------------------------------
                                                              CLASS 2
                                     ----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                      JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                     ---------------------------    ---------------------------
                                       SHARES          AMOUNT         SHARES          AMOUNT
                                     ---------------------------    ---------------------------
Shares sold........................      235,444    $  2,410,269        697,180    $  6,374,328
Reinvested dividends...............           --              --             --              --
Shares redeemed....................     (356,277)     (3,656,534)      (829,895)     (7,474,587)
                                     -----------    ------------    -----------    ------------
Net increase (decrease)............     (120,833)   $ (1,246,265)      (132,715)   $ (1,100,259)
                                     ===========    ============    ===========    ============

                                      ----------------------------------------------------------
                                                               CLASS 3
                                      ----------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                      ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------
Shares sold........................       261,962    $  2,689,003        691,823    $  6,360,176
Reinvested dividends...............            --              --             --              --
Shares redeemed....................      (258,818)     (2,620,907)      (304,200)     (2,758,542)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)............         3,144    $     68,096        387,623    $  3,601,634
                                      ===========    ============    ===========    ============


Shares sold........................
Reinvested dividends...............
Shares redeemed....................
Net increase (decrease)............

                                                    GROWTH OPPORTUNITIES PORTFOLIO
                                      ----------------------------------------------------------
                                                               CLASS 1
                                      ----------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                      ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------
Shares sold........................       613,905    $  3,077,865      1,624,517    $  7,956,014
Reinvested dividends...............            --              --             --              --
Shares redeemed....................    (1,068,352)     (5,395,614)    (4,119,518)    (19,421,031)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)............      (454,447)   $ (2,317,749)    (2,495,001)   $(11,465,017)
                                      ===========    ============    ===========    ============

                                                   GROWTH OPPORTUNITIES PORTFOLIO
                                     ----------------------------------------------------------
                                                              CLASS 2
                                     ----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                      JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                     ---------------------------    ---------------------------
                                       SHARES          AMOUNT         SHARES          AMOUNT
                                     ---------------------------    ---------------------------
Shares sold........................       74,871    $    377,778        431,818    $  2,089,066
Reinvested dividends...............           --              --             --              --
Shares redeemed....................     (164,655)       (822,004)      (706,575)     (3,361,703)
                                     -----------    ------------    -----------    ------------
Net increase (decrease)............      (89,784)   $   (444,226)      (274,757)   $ (1,272,637)
                                     ===========    ============    ===========    ============

                                      ----------------------------------------------------------
                                                               CLASS 3
                                      ----------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       JULY 31, 2005 (UNAUDITED)          JANUARY 31, 2005
                                      ---------------------------    ---------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      ---------------------------    ---------------------------
Shares sold........................       214,921    $  1,075,668        526,086    $  2,520,730
Reinvested dividends...............            --              --             --              --
Shares redeemed....................      (161,143)       (787,839)      (275,565)     (1,297,808)
                                      -----------    ------------    -----------    ------------
Net increase (decrease)............        53,778    $    287,829        250,521    $  1,222,922
                                      ===========    ============    ===========    ============

                                                           ---------------------

                                                             MARSICO GROWTH PORTFOLIO
                                             --------------------------------------------------------
                                                                     CLASS 1
                                             --------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   --------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                             ---------------------------   --------------------------
Shares sold...............................       729,335   $   7,903,043     1,718,905   $ 17,162,468
Reinvested dividends......................            --              --            --             --
Shares redeemed...........................      (927,087)     (9,991,681)   (3,441,376)   (34,137,375)
                                             -----------   -------------   -----------   ------------
Net increase (decrease)...................      (197,752)  $  (2,088,638)   (1,722,471)  $(16,974,907)
                                             ===========   =============   ===========   ============

                                                           MARSICO GROWTH PORTFOLIO
                                            ------------------------------------------------------
                                                                   CLASS 2
                                            ------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                            ---------------------------   ------------------------
                                              SHARES         AMOUNT         SHARES       AMOUNT
                                            ---------------------------   ------------------------
Shares sold...............................      198,853   $   2,140,589      952,302   $ 9,475,459
Reinvested dividends......................           --              --           --            --
Shares redeemed...........................     (408,985)     (4,388,019)    (943,643)   (9,351,399)
                                            -----------   -------------   ----------   -----------
Net increase (decrease)...................     (210,132)  $  (2,247,430)       8,659   $   124,060
                                            ===========   =============   ==========   ===========

                                             --------------------------------------------------------
                                                                     CLASS 3
                                             --------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   --------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                             ---------------------------   --------------------------
Shares sold...............................       393,826   $   4,252,363     1,324,969   $ 13,137,491
Reinvested dividends......................            --              --            --             --
Shares redeemed...........................      (292,928)     (3,093,824)     (502,328)    (5,012,549)
                                             -----------   -------------   -----------   ------------
Net increase (decrease)...................       100,898   $   1,158,539       822,641   $  8,124,942
                                             ===========   =============   ===========   ============


Shares sold...............................
Reinvested dividends......................
Shares redeemed...........................
Net increase (decrease)...................

                                                                              TECHNOLOGY PORTFOLIO
                                             --------------------------------------------------------------------------------------
                                                                     CLASS 1                                      CLASS 2
                                             --------------------------------------------------------   ---------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED        FOR THE SIX MONTHS ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005         JULY 31, 2005 (UNAUDITED)
                                             ---------------------------   --------------------------   ---------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT        SHARES         AMOUNT
                                             ---------------------------   --------------------------   ---------------------------
Shares sold...............................     1,021,967   $   2,566,097     7,813,746   $ 20,027,043       409,774   $   1,009,198
Reinvested dividends......................            --              --            --             --            --              --
Shares redeemed...........................    (2,365,102)     (5,777,103)  (17,807,490)   (44,694,969)     (638,653)     (1,536,701)
                                             -----------   -------------   -----------   ------------   -----------   -------------
Net increase (decrease)...................    (1,343,136)  $  (3,211,006)   (9,993,744)  $(24,667,926)     (228,879)  $    (527,503)
                                             ===========   =============   ===========   ============   ===========   =============

                                              TECHNOLOGY PORTFOLIO
                                            ------------------------
                                                    CLASS 2
                                            ------------------------
                                               FOR THE YEAR ENDED
                                                JANUARY 31, 2005
                                            ------------------------
                                              SHARES       AMOUNT
                                            ------------------------
Shares sold...............................   1,908,034   $ 4,792,592
Reinvested dividends......................          --            --
Shares redeemed...........................  (2,362,496)   (5,940,596)
                                            ----------   -----------
Net increase (decrease)...................    (454,462)  $(1,148,004)
                                            ==========   ===========

                                             --------------------------------------------------------
                                                                     CLASS 3
                                             --------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                             ---------------------------   --------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                             ---------------------------   --------------------------
Shares sold...............................       892,409   $   2,185,018     3,304,018   $  8,135,832
Reinvested dividends......................            --              --            --             --
Shares redeemed...........................      (975,210)     (2,323,271)   (2,018,927)    (5,009,193)
                                             -----------   -------------   -----------   ------------
Net increase (decrease)...................       (82,801)  $    (138,253)    1,285,091   $  3,126,639
                                             ===========   =============   ===========   ============

---------------------
    262

                                                         SMALL & MID CAP VALUE PORTFOLIO
                                             -------------------------------------------------------
                                                                     CLASS 2
                                             -------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                             ---------------------------   -------------------------
                                               SHARES         AMOUNT         SHARES        AMOUNT
                                             ---------------------------   -------------------------
Shares sold...............................       315,326   $   4,960,465    1,641,175   $ 23,674,580
Reinvested dividends......................            --              --       96,745      1,497,296
Shares redeemed...........................      (398,574)     (6,144,930)    (650,154)    (9,376,021)
                                             -----------   -------------   ----------   ------------
Net increase (decrease)...................       (83,248)  $  (1,184,465)   1,087,766   $ 15,795,855
                                             ===========   =============   ==========   ============

                                                        SMALL & MID CAP VALUE PORTFOLIO
                                            -------------------------------------------------------
                                                                    CLASS 3
                                            -------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                            ---------------------------   -------------------------
                                              SHARES         AMOUNT         SHARES        AMOUNT
                                            ---------------------------   -------------------------
Shares sold...............................    2,969,869   $  46,572,378    6,745,325   $ 98,490,565
Reinvested dividends......................           --              --      265,088      4,103,253
Shares redeemed...........................   (1,440,283)    (22,125,366)  (1,226,486)   (17,887,903)
                                            -----------   -------------   ----------   ------------
Net increase (decrease)...................    1,529,586   $  24,447,012    5,783,927   $ 84,705,915
                                            ===========   =============   ==========   ============

                                                    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                             -------------------------------------------------------
                                                                     CLASS 1
                                             -------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                             ---------------------------   -------------------------
                                               SHARES         AMOUNT         SHARES        AMOUNT
                                             ---------------------------   -------------------------
Shares sold...............................     2,100,354   $  24,921,801    6,042,746   $ 64,929,097
Reinvested dividends......................            --              --      278,134      2,934,710
Shares redeemed...........................    (3,653,106)    (43,328,269)  (6,755,528)   (71,774,752)
                                             -----------   -------------   ----------   ------------
Net increase (decrease)...................    (1,552,752)  $ (18,406,468)    (434,648)  $ (3,910,945)
                                             ===========   =============   ==========   ============

                                                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                            -------------------------------------------------------
                                                                    CLASS 2
                                            -------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                            ---------------------------   -------------------------
                                              SHARES         AMOUNT         SHARES        AMOUNT
                                            ---------------------------   -------------------------
Shares sold...............................      272,787   $   3,247,941      946,818   $ 10,077,361
Reinvested dividends......................           --              --       34,395        363,866
Shares redeemed...........................     (332,551)     (3,950,316)    (724,284)    (7,773,626)
                                            -----------   -------------   ----------   ------------
Net increase (decrease)...................      (59,764)  $    (702,375)     256,929   $  2,667,601
                                            ===========   =============   ==========   ============

                                             -------------------------------------------------------
                                                                     CLASS 3
                                             -------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                             ---------------------------   -------------------------
                                               SHARES         AMOUNT         SHARES        AMOUNT
                                             ---------------------------   -------------------------
Shares sold...............................       660,717   $   7,852,618    2,224,440   $ 23,796,871
Reinvested dividends......................            --              --       28,502        301,346
Shares redeemed...........................      (439,664)     (5,204,039)    (471,019)    (5,136,108)
                                             -----------   -------------   ----------   ------------
Net increase (decrease)...................       221,053   $   2,648,579    1,781,923   $ 18,962,109
                                             ===========   =============   ==========   ============


Shares sold...............................
Reinvested dividends......................
Shares redeemed...........................
Net increase (decrease)...................

                                                            GLOBAL EQUITIES PORTFOLIO
                                             -------------------------------------------------------
                                                                     CLASS 1
                                             -------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                             ---------------------------   -------------------------
                                               SHARES         AMOUNT         SHARES        AMOUNT
                                             ---------------------------   -------------------------
Shares sold...............................       449,680   $   5,144,122    1,061,505   $ 11,333,455
Reinvested dividends......................            --              --       64,857        674,345
Shares redeemed...........................    (2,512,621)    (28,575,318)  (6,212,214)   (65,774,615)
                                             -----------   -------------   ----------   ------------
Net increase (decrease)...................    (2,062,941)  $ (23,431,196)  (5,085,852)  $(53,766,815)
                                             ===========   =============   ==========   ============

                                                           GLOBAL EQUITIES PORTFOLIO
                                            -------------------------------------------------------
                                                                    CLASS 2
                                            -------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                             JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                            ---------------------------   -------------------------
                                              SHARES         AMOUNT         SHARES        AMOUNT
                                            ---------------------------   -------------------------
Shares sold...............................       79,396   $     907,344      210,812   $  2,239,910
Reinvested dividends......................           --              --        2,164         22,433
Shares redeemed...........................      (96,968)     (1,100,604)    (463,454)    (4,833,982)
                                            -----------   -------------   ----------   ------------
Net increase (decrease)...................      (17,572)  $    (193,260)    (250,478)  $ (2,571,639)
                                            ===========   =============   ==========   ============

                                              ------------------------------------------------------
                                                                     CLASS 3
                                              ------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                               JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                              ---------------------------   ------------------------
                                                SHARES         AMOUNT         SHARES       AMOUNT
                                              ---------------------------   ------------------------
Shares sold................................       244,448   $   2,773,744      580,252   $ 6,103,631
Reinvested dividends.......................            --              --          650         6,731
Shares redeemed............................       (67,616)       (760,430)    (228,250)   (2,362,630)
                                              -----------   -------------   ----------   -----------
Net increase (decrease)....................       176,832   $   2,013,314      352,652   $ 3,747,732
                                              ===========   =============   ==========   ===========

                                                           ---------------------

                                                     INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                               --------------------------------------------------------
                                                                       CLASS 1
                                               --------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                               ---------------------------   --------------------------
                                                 SHARES         AMOUNT         SHARES         AMOUNT
                                               ---------------------------   --------------------------
Shares sold................................      2,018,842   $  15,599,024     6,912,182   $ 49,009,165
Reinvested dividends.......................             --              --       537,367      3,720,146
Shares redeemed............................     (4,283,654)    (33,181,917)  (11,910,891)   (84,056,065)
                                               -----------   -------------   -----------   ------------
Net increase (decrease)....................     (2,264,812)  $ (17,582,893)   (4,461,342)  $(31,326,754)
                                               ===========   =============   ===========   ============

                                                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                             -------------------------------------------------------
                                                                     CLASS 2
                                             -------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                              JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                             ---------------------------   -------------------------
                                               SHARES         AMOUNT         SHARES        AMOUNT
                                             ---------------------------   -------------------------
Shares sold................................      443,746   $   3,419,213    3,715,578   $ 25,927,465
Reinvested dividends.......................           --              --      126,526        871,901
Shares redeemed............................     (515,532)     (3,977,572)  (1,883,767)   (13,317,708)
                                             -----------   -------------   ----------   ------------
Net increase (decrease)....................      (71,786)  $    (558,359)   1,958,337   $ 13,481,658
                                             ===========   =============   ==========   ============

                                                --------------------------------------------------------
                                                                        CLASS 3
                                                --------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                 JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                                ---------------------------   --------------------------
                                                  SHARES         AMOUNT         SHARES         AMOUNT
                                                ---------------------------   --------------------------
Shares sold.................................      3,921,768   $  30,165,248     9,613,186   $ 67,887,558
Reinvested dividends........................             --              --       230,293      1,585,744
Shares redeemed.............................     (1,396,981)    (10,732,293)   (1,639,683)   (11,697,479)
                                                -----------   -------------   -----------   ------------
Net increase (decrease).....................      2,524,787   $  19,432,955     8,203,796   $ 57,775,823
                                                ===========   =============   ===========   ============


Shares sold.................................
Reinvested dividends........................
Shares redeemed.............................
Net increase (decrease).....................

                                                               EMERGING MARKETS PORTFOLIO
                                                --------------------------------------------------------
                                                                        CLASS 1
                                                --------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                 JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                                ---------------------------   --------------------------
                                                  SHARES         AMOUNT         SHARES         AMOUNT
                                                ---------------------------   --------------------------
Shares sold.................................      1,898,043   $  23,306,514     3,216,688   $ 32,752,655
Reinvested dividends........................             --              --       105,095      1,041,907
Shares redeemed.............................     (1,866,184)    (22,465,301)   (4,578,435)   (44,427,338)
                                                -----------   -------------   -----------   ------------
Net increase (decrease).....................         31,859   $     841,213    (1,256,652)  $(10,632,776)
                                                ===========   =============   ===========   ============

                                                            EMERGING MARKETS PORTFOLIO
                                              -------------------------------------------------------
                                                                      CLASS 2
                                              -------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                               JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                              ---------------------------   -------------------------
                                                SHARES         AMOUNT         SHARES        AMOUNT
                                              ---------------------------   -------------------------
Shares sold.................................      216,125   $   2,618,381      689,346   $  7,065,132
Reinvested dividends........................           --              --       10,203        100,961
Shares redeemed.............................     (165,920)     (1,979,710)    (337,455)    (3,323,441)
                                              -----------   -------------   ----------   ------------
Net increase (decrease).....................       50,205   $     638,671      362,094   $  3,842,652
                                              ===========   =============   ==========   ============

                                                --------------------------------------------------------
                                                                        CLASS 3
                                                --------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                 JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                                ---------------------------   --------------------------
                                                  SHARES         AMOUNT         SHARES         AMOUNT
                                                ---------------------------   --------------------------
Shares sold.................................        532,563   $   6,440,823     1,086,548   $ 11,052,235
Reinvested dividends........................             --              --         6,838         67,620
Shares redeemed.............................       (236,591)     (2,840,423)     (336,519)    (3,304,099)
                                                -----------   -------------   -----------   ------------
Net increase (decrease).....................        295,972   $   3,600,400       756,867   $  7,815,756
                                                ===========   =============   ===========   ============


Shares sold.................................
Reinvested dividends........................
Shares redeemed.............................
Net increase (decrease).....................

                                                                FOREIGN VALUE PORTFOLIO
                                                --------------------------------------------------------
                                                                        CLASS 2
                                                --------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                 JULY 31, 2005 (UNAUDITED)         JANUARY 31, 2005
                                                ---------------------------   --------------------------
                                                  SHARES         AMOUNT         SHARES         AMOUNT
                                                ---------------------------   --------------------------
Shares sold.................................        400,951   $   5,862,440     2,094,636   $ 27,592,159
Reinvested dividends........................             --              --       111,860      1,600,082
Shares redeemed.............................       (294,682)     (4,316,422)     (833,911)   (11,017,375)
                                                -----------   -------------   -----------   ------------
Net increase (decrease).....................        106,269   $   1,546,018     1,372,585   $ 18,174,866
                                                ===========   =============   ===========   ============

                                                              FOREIGN VALUE PORTFOLIO
                                              -------------------------------------------------------
                                                                      CLASS 3
                                              -------------------------------------------------------
                                               FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                               JULY 31, 2005 (UNAUDITED)        JANUARY 31, 2005
                                              ---------------------------   -------------------------
                                                SHARES         AMOUNT         SHARES        AMOUNT
                                              ---------------------------   -------------------------
Shares sold.................................    4,370,744   $  64,059,074    9,432,596   $126,059,706
Reinvested dividends........................           --              --      333,839      4,780,126
Shares redeemed.............................   (1,070,824)    (15,660,324)  (1,463,492)   (19,829,978)
                                              -----------   -------------   ----------   ------------
Net increase (decrease).....................    3,299,920   $  48,398,750    8,302,943   $111,009,854
                                              ===========   =============   ==========   ============

---------------------
    264

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                              BLAYLOCK &    MORGAN STANLEY       SANFORD C.
PORTFOLIO                                                     PARTNERS LP     CO., INC.      BERNSTEIN CO., LLC
---------------------------------------------------------------------------------------------------------------
Alliance Growth.............................................    $3,222         $    --            $    --
Technology..................................................        --          16,215                 --
Small & Mid Cap Value.......................................        --              --             70,716

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. SAAMCo, the investment adviser, is a wholly-owned subsidiary of AIG. During the six months ended July 31, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                          MARKET
                                                                         VALUE AT
                                                                       JANUARY 31,      COST OF    PROCEEDS OF    REALIZED
PORTFOLIO                             SECURITY              INCOME         2005        PURCHASES      SALES      GAIN/LOSS
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond...........  Riviera Holdings Corp.         $ 55,000    $ 1,120,000      $    --    $       --    $       --
SunAmerica Balanced.......  Riviera Holdings Corp.            1,925         39,200           --            --            --
Equity Index..............  AIG                               2,687        721,434           --        30,919        (4,594)
Davis Venture Value.......  AIG                              34,359      9,110,699           --            --            --
                            Transatlantic Holdings, Inc.    131,045     40,108,669           --       713,562       237,204
Putnam Growth: Voyager....  AIG                              16,050      4,255,818           --            --            --
Small Company Value.......  IPC Holdings, Ltd.                   --         12,663           --        12,531         1,507
Global Equities...........  AIG                              10,942      4,220,552           --     3,631,348     1,234,904

                                            MARKET
                             CHANGE IN     VALUE AT
                            UNREALIZED     JULY 31,
PORTFOLIO                   GAIN (LOSS)      2005
--------------------------  -------------------------
High-Yield Bond...........  $   (22,500)  $ 1,097,500
SunAmerica Balanced.......         (788)       38,412
Equity Index..............      (64,476)      621,445
Davis Venture Value.......     (836,992)    8,273,707
                             (1,240,197)   38,392,114
Putnam Growth: Voyager....     (390,978)    3,864,840
Small Company Value.......       (1,639)           --
Global Equities...........   (1,824,108)           --

9. INVESTMENT CONCENTRATIONS: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The Global Bond Portfolio had approximately 18.1%, 17.8% and 15.3% of its net assets invested in equity securities domiciled in Japan, Germany and France, respectively. The International Growth and Income Portfolio had 20.6% and 17.9% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively. Additionally, International Diversified Equities Portfolio had 22.3% and 20.0% of its net assets invested in Japan and the United Kingdom, respectively, Emerging Markets Portfolio had 17.7% and 15.1% of its net assets invested in South Korea and Taiwan, respectively, and the Foreign Value Portfolio had 20.9% of its net assets in the United Kingdom.

10. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit

                                                           ---------------------
which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended July 31, 2005, the following portfolios had borrowings:

                                                                                        AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT      AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED    INTEREST
------------------------------------------------------------------------------------------------------------
High-Yield Bond.............................................      43        $24,647    $6,201,318     3.43%
SunAmerica Balanced.........................................      68          6,491     1,053,736     3.33
MFS Total Return............................................       4            495     1,272,112     3.50
Telecom Utility.............................................       1             36       345,206     3.75
Growth-Income...............................................      32          9,692     3,447,809     3.28
Alliance Growth.............................................      22          2,223     1,193,366     3.09
Goldman Sachs Research......................................       2             31       180,109     3.13
MFS Investors Trust.........................................      19          1,873     1,058,964     3.43
Putnam Growth: Voyager......................................      62          6,350     1,068,283     3.48
Blue Chip Growth............................................      24            814       352,125     3.48
MFS Mid-Cap Growth..........................................       5          1,018     1,954,480     3.75
Marsico Growth..............................................       8            128       183,516     3.16
Technology..................................................       5            224       461,798     3.49
Small & Mid Cap Value.......................................       1             72       738,626     3.50
International Growth and Income.............................      48          5,668     1,191,608     3.54
Global Equities.............................................      45          1,823       432,745     3.33
Emerging Markets............................................       9            577       729,783     3.17

At July 31, 2005, Growth-Income Portfolio had a balance open under the line of credit of $2,552,789.

11. INTERFUND LENDING PROGRAM: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2005 none of the Portfolios participated in this program.

12. OTHER MATTERS: On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

  AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Adviser, the Distributor or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

  In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

13. SUBSEQUENT EVENT: On or about November 1, 2005, J.P. Morgan Investment Management, Inc. will replace Alliance Capital Management L.P. as the subadviser to the Global Equities Portfolio. Morgan Stanley Investment Management, Inc. (dba Van Kampen) will become the subadviser to the Growth Opportunities Portfolio.

---------------------
    266

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
      01/31/01     $10.94      $0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13
      01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45)       11.07
      01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83
      01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68
      01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69
      07/31/05++    10.69       0.13            --           0.13            --             --             --        10.82
                                               Cash Management Portfolio Class 2
      07/09/01@-
      01/31/02      11.34       0.12          0.03           0.15         (0.44)            --          (0.44)       11.05
      01/31/03      11.05       0.12          0.01           0.13         (0.36)            --          (0.36)       10.82
      01/31/04      10.82       0.06         (0.01)          0.05         (0.21)            --          (0.21)       10.66
      01/31/05      10.66       0.08          0.01           0.09         (0.07)            --          (0.07)       10.68
      07/31/05++    10.68       0.12            --           0.12            --             --             --        10.80
                                               Cash Management Portfolio Class 3
      09/30/02@-
      01/31/03      10.78       0.02          0.01           0.03            --             --             --        10.81
      01/31/04      10.81       0.04          0.01           0.05         (0.21)            --          (0.21)       10.65
      01/31/05      10.65       0.08         (0.01)          0.07         (0.06)            --          (0.06)       10.66
      07/31/05++    10.66       0.12            --           0.12            --             --             --        10.78
                                                Corporate Bond Portfolio Class 1
      01/31/01      11.12       0.89         (0.02)          0.87         (0.77)            --          (0.77)       11.22
      01/31/02      11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17
      01/31/03      11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24
      01/31/04      11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92
      01/31/05      11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02
      07/31/05++    12.02       0.31         (0.19)          0.12            --             --             --        12.14
                                                Corporate Bond Portfolio Class 2
      07/09/01@-
      01/31/02      11.37       0.43            --           0.43         (0.63)            --          (0.63)       11.17
      01/31/03      11.17       0.73          0.03           0.76         (0.70)            --          (0.70)       11.23
      01/31/04      11.23       0.67          0.71           1.38         (0.70)            --          (0.70)       11.91
      01/31/05      11.91       0.63          0.07           0.70         (0.61)            --          (0.61)       12.00
      07/31/05++    12.00       0.31         (0.20)          0.11            --             --             --        12.11
                                                Corporate Bond Portfolio Class 3
      09/30/02@-
      01/31/03      10.83       0.20          0.20           0.40            --             --             --        11.23
      01/31/04      11.23       0.61          0.75           1.36         (0.70)            --          (0.70)       11.89
      01/31/05      11.89       0.59          0.11           0.70         (0.60)            --          (0.60)       11.99
      07/31/05++    11.99       0.29         (0.19)          0.10            --             --             --        12.09
                                                 Global Bond Portfolio Class 1
      01/31/01      10.83       0.45          0.63           1.08         (0.70)            --          (0.70)       11.21
      01/31/02      11.21       0.43          0.02           0.45         (1.03)            --          (1.03)       10.63
      01/31/03      10.63       0.42          0.25           0.67         (0.18)         (0.15)         (0.33)       10.97
      01/31/04      10.97       0.36          0.05           0.41            --             --             --        11.38
      01/31/05      11.38       0.32          0.18           0.50            --          (0.14)         (0.14)       11.74
      07/31/05++    11.74       0.14          0.10           0.24            --             --             --        11.98
                                                 Global Bond Portfolio Class 2
      07/09/01@-
      01/31/02      11.41       0.21          0.04           0.25         (1.03)            --          (1.03)       10.63
      01/31/03      10.63       0.38          0.27           0.65         (0.17)         (0.15)         (0.32)       10.96
      01/31/04      10.96       0.33          0.06           0.39            --             --             --        11.35
      01/31/05      11.35       0.30          0.18           0.48            --          (0.14)         (0.14)       11.69
      07/31/05++    11.69       0.13          0.11           0.24            --             --             --        11.93
                                                 Global Bond Portfolio Class 3
      09/30/02@-
      01/31/03      10.68       0.11          0.17           0.28            --             --             --        10.96
      01/31/04      10.96       0.30          0.08           0.38            --             --             --        11.34
      01/31/05      11.34       0.28          0.18           0.46            --          (0.14)         (0.14)       11.66
      07/31/05++    11.66       0.12          0.11           0.23            --             --             --        11.89

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      01/31/01       5.95%   $404,005     0.52%          5.83%           --%
      01/31/02       3.48     600,741      0.52           3.31           --
      01/31/03       1.22     457,994      0.52           1.37           --
      01/31/04       0.72     244,351      0.54           0.69           --
      01/31/05       0.86     227,570      0.56           0.90           --
      07/31/05++     1.22     200,552      0.56+          2.45+          --
                               Cash Management Portfolio Class 2
      07/09/01@-
      01/31/02       1.34      22,093      0.68+          1.75+          --
      01/31/03       1.22      82,513      0.67           1.13           --
      01/31/04       0.48      54,706      0.69           0.54           --
      01/31/05       0.80      56,609      0.71           0.77           --
      07/31/05++     1.12      52,714      0.71+          2.29+          --
                               Cash Management Portfolio Class 3
      09/30/02@-
      01/31/03       0.28      10,355      0.76+          0.68+          --
      01/31/04       0.45      59,832      0.80           0.37           --
      01/31/05       0.63     109,704      0.81           0.75           --
      07/31/05++     1.13     115,617      0.81+          2.20+          --
                                Corporate Bond Portfolio Class 1
      01/31/01       8.11     199,334      0.69           7.99           36
      01/31/02       5.27     258,912      0.67           7.41           83
      01/31/03       7.17     263,378      0.65           7.17           45
      01/31/04      12.67     277,860      0.64           5.89           46
      01/31/05       6.18     279,090      0.63           5.46           32
      07/31/05++     1.00     281,330      0.62+          5.29+          23
                                Corporate Bond Portfolio Class 2
      07/09/01@-
      01/31/02       3.84      10,530      0.82+          7.05+          83
      01/31/03       6.99      40,274      0.80           6.87           45
      01/31/04      12.53      55,428      0.79           5.73           46
      01/31/05       5.95      63,706      0.78           5.30           32
      07/31/05++     0.92      62,835      0.77+          5.14+          23
                                Corporate Bond Portfolio Class 3
      09/30/02@-
      01/31/03       3.69       2,965      0.87+          5.87+          45
      01/31/04      12.31      29,614      0.90           5.56           46
      01/31/05       5.96      92,720      0.89           5.13           32
      07/31/05++     0.83     119,922      0.87+          5.03+          23
                                 Global Bond Portfolio Class 1
      01/31/01      10.35     139,528      0.81(1)        4.07(1)       202
      01/31/02       4.03     145,556      0.81           3.84          193
      01/31/03       6.36     132,160      0.80           3.89           66
      01/31/04       3.74     114,854      0.82           3.17          115
      01/31/05       4.38     102,785      0.83           2.79           86
      07/31/05++     2.04     103,532      0.82+          2.43+          47
                                 Global Bond Portfolio Class 2
      07/09/01@-
      01/31/02       2.17       2,873      0.97+         3.46+          193
      01/31/03       6.18      10,931      0.94           3.70           66
      01/31/04       3.56      14,577      0.97           3.00          115
      01/31/05       4.22      16,528      0.98           2.63           86
      07/31/05++     2.05      17,994      0.97+          2.28+          47
                                 Global Bond Portfolio Class 3
      09/30/02@-
      01/31/03       2.62         848      0.98+          3.20+          66
      01/31/04       3.47       8,162      1.07           2.82          115
      01/31/05       4.04      17,720      1.09           2.51           86
      07/31/05++     1.97      22,892      1.07+          2.17+          47

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
      01/31/01     $10.54      $1.09        $(1.44)        $(0.35)       $(1.11)        $   --         $(1.11)      $ 9.08
      01/31/02       9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01
      01/31/03       7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67
      01/31/04       5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00
      01/31/05       7.00       0.61          0.35           0.96         (0.66)            --          (0.66)        7.30
      07/31/05++     7.30       0.28          0.04           0.32            --             --             --         7.62
                                               High-Yield Bond Portfolio Class 2
      07/09/01@-
      01/31/02       8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00
      01/31/03       7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67
      01/31/04       5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99
      01/31/05       6.99       0.59          0.35           0.94         (0.65)            --          (0.65)        7.28
      07/31/05++     7.28       0.28          0.05           0.33            --             --             --         7.61
                                               High-Yield Bond Portfolio Class 3
      09/30/02@-
      01/31/03       5.21       0.18          0.28           0.46            --             --             --         5.67
      01/31/04       5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98
      01/31/05       6.98       0.57          0.37           0.94         (0.64)            --          (0.64)        7.28
      07/31/05++     7.28       0.27          0.05           0.32            --             --             --         7.60
                                            Worldwide High Income Portfolio Class 1
      01/31/01      10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74
      01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
      01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
      01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54
      01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68
      07/31/05++     7.68       0.29          0.01           0.30            --             --             --         7.98
                                            Worldwide High Income Portfolio Class 2
      07/09/01@-
      01/31/02       8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65
      01/31/03       7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52
      01/31/04       6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52
      01/31/05       7.52       0.54          0.07           0.61         (0.48)            --          (0.48)        7.65
      07/31/05++     7.65       0.28          0.02           0.30            --             --             --         7.95
                                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      01/31/03       6.15       0.14          0.23           0.37            --             --             --         6.52
      01/31/04       6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50
      01/31/05       7.50       0.50          0.11           0.61         (0.47)            --          (0.47)        7.64
      07/31/05++     7.64       0.27          0.02           0.29            --             --             --         7.93

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               High-Yield Bond Portfolio Class 1
      01/31/01      (3.44)%  $299,534      0.71%(1)      10.98%(1)     106%
      01/31/02     (10.11)    255,845      0.71          12.18          148
      01/31/03      (3.92)    221,410      0.75          10.09          121
      01/31/04      32.41     311,063      0.73           9.09          125
      01/31/05      14.59     269,008      0.72           8.66           88
      07/31/05++     4.38     260,732      0.75+          7.72+          34
                               High-Yield Bond Portfolio Class 2
      07/09/01@-
      01/31/02      (3.92)      4,785      0.88+         11.22+         148
      01/31/03      (3.87)     18,881      0.91          10.15          121
      01/31/04      32.05      44,595      0.88           8.82          125
      01/31/05      14.29      44,426      0.87           8.49           88
      07/31/05++     4.53      44,273      0.90+          7.56+          34
                               High-Yield Bond Portfolio Class 3
      09/30/02@-
      01/31/03       8.83       3,165      1.04+(1)      10.74+(1)      121
      01/31/04      31.84      28,897      0.97           8.51          125
      01/31/05      14.36      42,599      0.97           8.31           88
      07/31/05++     4.40      48,585      1.00+          7.44+          34
                            Worldwide High Income Portfolio Class 1
      01/31/01       3.67     117,236      1.10          10.84          158
      01/31/02      (8.61)     93,599      1.11(1)       10.97(1)       139
      01/31/03       0.45      77,847      1.15           9.55          103
      01/31/04      25.40      92,530      1.15           7.16          149
      01/31/05       8.64      86,357      1.13           7.37           90
      07/31/05++     3.91      82,339      0.96+          7.40+          26
                            Worldwide High Income Portfolio Class 2
      07/09/01@-
      01/31/02      (0.25)      1,028      1.27+(1)      10.53+(1)      139
      01/31/03       0.10       3,247      1.29           9.44          103
      01/31/04      25.31       6,927      1.30           7.00          149
      01/31/05       8.38       8,064      1.28           7.22           90
      07/31/05++     3.92       8,011      1.11+          7.25+          26
                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      01/31/03       6.02         106      1.36+          9.43+         103
      01/31/04      24.95         718      1.39           6.74          149
      01/31/05       8.43       1,123      1.38           7.06           90
      07/31/05++     3.80       1,537      1.21+          7.13+          26

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%, for the periods ending
        January 31, 2001 and January 31, 2002.

    See Notes to Financial Statements

---------------------
    268

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      01/31/01     $19.06      $0.36        $(1.46)        $(1.10)       $(0.22)        $(0.10)        $(0.32)      $17.64
      01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
      01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82
      07/31/05++    13.82       0.15          0.16           0.31            --             --             --        14.13
                                             SunAmerica Balanced Portfolio Class 2
      07/09/01@-
      01/31/02      15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01
      01/31/03      14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58
      01/31/04      11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42
      01/31/05      13.42       0.26          0.31           0.57         (0.19)            --          (0.19)       13.80
      07/31/05++    13.80       0.14          0.16           0.30            --             --             --        14.10
                                             SunAmerica Balanced Portfolio Class 3
      09/30/02@-
      01/31/03      11.84       0.05         (0.32)         (0.27)           --             --             --        11.57
      01/31/04      11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40
      01/31/05      13.40       0.25          0.31           0.56         (0.18)            --          (0.18)       13.78
      07/31/05++    13.78       0.13          0.17           0.30            --             --             --        14.08
                                               MFS Total Return Portfolio Class 1
      01/31/01      13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29
      01/31/02      16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
      01/31/03      15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
      01/31/04      13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21
      01/31/05      16.21       0.41          0.97           1.38         (0.03)            --          (0.03)       17.56
      07/31/05++    17.56       0.22          0.38           0.60            --             --             --        18.16
                                               MFS Total Return Portfolio Class 2
      07/09/01@-
      01/31/02      16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38
      01/31/03      15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97
      01/31/04      13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21
      01/31/05      16.21       0.38          0.98           1.36         (0.03)            --          (0.03)       17.54
      07/31/05++    17.54       0.21          0.38           0.59            --             --             --        18.13
                                               MFS Total Return Portfolio Class 3
      09/30/02@-
      01/31/03      13.61       0.09          0.27           0.36            --             --             --        13.97
      01/31/04      13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21
      01/31/05      16.21       0.36          0.98           1.34         (0.03)            --          (0.03)       17.52
      07/31/05++    17.52       0.20          0.38           0.58            --             --             --        18.10

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      01/31/01      (5.88)%  $575,039     0.64%          1.87%          333%
      01/31/02     (15.86)    471,194      0.66           2.00          322
      01/31/03     (14.95)    310,531      0.68           1.91          611
      01/31/04      18.51     318,419      0.69           1.45          186
      01/31/05       4.52     275,323      0.72(2)        2.03(2)       192
      07/31/05++     2.24     248,176      0.73+(2)       2.12+(2)       80
                             SunAmerica Balanced Portfolio Class 2
      07/09/01@-
      01/31/02      (5.26)      6,094     0.82+           1.63+         322
      01/31/03     (15.04)     19,712      0.82           1.72          611
      01/31/04      18.36      27,532      0.84           1.30          186
      01/31/05       4.30      26,777      0.87(2)        1.89(2)       192
      07/31/05++     2.17      25,241      0.88+(2)       1.97+(2)       80
                             SunAmerica Balanced Portfolio Class 3
      09/30/02@-
      01/31/03      (2.28)        579      0.89+          1.33+         611
      01/31/04      18.25       6,581      0.95           1.20          186
      01/31/05       4.21      12,460      0.98(2)        1.86(2)       192
      07/31/05++     2.18      11,994      0.98+(2)       1.87+(2)       80
                               MFS Total Return Portfolio Class 1
      01/31/01      20.94     303,278      0.74(1)        3.42(1)       111
      01/31/02      (0.25)    469,605      0.73           2.93          105
      01/31/03      (5.96)    516,660      0.72(2)        2.81(2)        68
      01/31/04      20.73     630,428      0.74(2)        2.37(2)        49
      01/31/05       8.53     660,464      0.74(2)        2.42(2)        60
      07/31/05++     3.42     679,465      0.71+(2)       2.52+(2)       23
                               MFS Total Return Portfolio Class 2
      07/09/01@-
      01/31/02       0.39      20,010      0.88+          2.39+         105
      01/31/03      (6.12)     92,257      0.87(2)        2.62(2)        68
      01/31/04      20.58     141,025      0.89(2)        2.21(2)        49
      01/31/05       8.40     146,906      0.89(2)        2.27(2)        60
      07/31/05++     3.36     146,291      0.86+(2)       2.38+(2)       23
                               MFS Total Return Portfolio Class 3
      09/30/02@-
      01/31/03       2.65       6,325      0.98+(2)       2.24+(2)       68
      01/31/04      20.43      59,339      0.99(2)        2.05(2)        49
      01/31/05       8.27     141,874      0.99(2)        2.19(2)        60
      07/31/05++     3.31     170,834      0.96+(2)       2.27+(2)       23

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 5):

                                                                     -----------------------------
                                                                     1/03    1/04    1/05    7/05+
                                                                     -----------------------------
       SunAmerica Balanced Class 1.................................   --%     --%    0.00%    0.00%
       SunAmerica Balanced Class 2.................................   --      --     0.00     0.00
       SunAmerica Balanced Class 3.................................   --      --     0.00     0.00
       MFS Total Return Class 1....................................  0.01    0.02    0.02     0.01
       MFS Total Return Class 2....................................  0.01    0.02    0.02     0.01
       MFS Total Return Class 3....................................  0.01    0.02    0.02     0.01

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Telecom Utility Portfolio Class 1
      01/31/01    $14.42      $0.39        $(1.83)        $(1.44)       $(0.38)        $(0.21)        $(0.59)      $12.39
      01/31/02     12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01
      01/31/03     10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      01/31/04      6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97
      01/31/05      7.97       0.34          0.75           1.09         (0.41)            --          (0.41)        8.65
      07/31/05++    8.65       0.17          0.64           0.81            --             --             --         9.46
                                               Telecom Utility Portfolio Class 2
      07/09/01@-
      01/31/02     11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01
      01/31/03     10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84
      01/31/04      6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96
      01/31/05      7.96       0.32          0.76           1.08         (0.40)            --          (0.40)        8.64
      07/31/05++    8.64       0.16          0.64           0.80            --             --             --         9.44
                                               Telecom Utility Portfolio Class 3
      11/11/02@-
      01/31/03      6.75       0.09            --           0.09            --             --             --         6.84
      01/31/04      6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95
      01/31/05      7.95       0.33          0.74           1.07         (0.39)            --          (0.39)        8.63
      07/31/05++    8.63       0.15          0.65           0.80            --             --             --         9.43
                                                Equity Income Portfolio Class 1
      01/31/01     10.25       0.21          1.27           1.48         (0.02)            --          (0.02)       11.71
      01/31/02     11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88
      01/31/03     10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72
      01/31/04      8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29
      01/31/05     11.29       0.15          0.40           0.55         (0.15)            --          (0.15)       11.69
      07/31/05++   11.69       0.06          0.56           0.62            --             --             --        12.31
                                                Equity Index Portfolio Class 1
      01/31/01     11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70
      01/31/02     11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      01/31/03      9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      01/31/04      7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62
      01/31/05      9.62       0.14          0.40           0.54         (0.11)            --          (0.11)       10.05
      07/31/05++   10.05       0.07          0.45           0.52            --             --             --        10.57

      ---------  ------------------------------------------------------------
                              NET       RATIO OF     RATIO OF NET
                             ASSETS    EXPENSES TO    INVESTMENT
                             END OF      AVERAGE      INCOME TO
       PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                              Telecom Utility Portfolio Class 1
      01/31/01    (10.27)%  $112,682      0.84%(1)       2.81%(1)      104%
      01/31/02    (16.46)     84,766      0.85(1)        6.09(1)       102
      01/31/03    (22.90)     52,982      0.95(3)        4.82(3)       123
      01/31/04     24.12      50,898      0.98(3)        4.83(3)        19
      01/31/05     14.11      50,866      0.97(3)        4.10(3)        29
      07/31/05+     9.36      49,613      0.94+(3)       3.83+(3)        4
                              Telecom Utility Portfolio Class 2
      07/09/01@
      01/31/02    (13.56)      1,421      1.01+(1)       5.16+(1)      102
      01/31/03    (22.99)      3,466      1.12(3)        4.90(3)       123
      01/31/04     23.78       3,835      1.13(3)        4.64(3)        19
      01/31/05     13.97       4,427      1.12(3)        3.94(3)        29
      07/31/05+     9.26       4,649      1.09+(3)       3.66+(3)        4
                              Telecom Utility Portfolio Class 3
      11/11/02@
      01/31/03      1.33         103      1.29+(3)       6.18+(3)      123
      01/31/04     23.61         188      1.23(3)        4.41(3)        19
      01/31/05     13.89         142      1.22(3)        4.07(3)        29
      07/31/05+     9.27         194      1.19+(3)       3.53+(3)        4
                               Equity Income Portfolio Class 1
      01/31/01     14.44       8,315      0.95(2)        1.94(2)        59
      01/31/02     (5.44)      8,060      0.95(2)        1.89(2)        30
      01/31/03    (18.06)      6,449      1.13(2)        1.84(2)        74
      01/31/04     31.51       8,715      1.35(2)        1.35(2)        27
      01/31/05      4.95       7,164      1.35(2)        1.28(2)        23
      07/31/05+     5.30       6,403      1.35+(2)       1.07+(2)        8
                                Equity Index Portfolio Class 1
      01/31/01     (1.29)     63,786      0.55(2)        0.64(2)         4
      01/31/02    (16.57)     51,434      0.55(2)        0.80(2)         5
      01/31/03    (23.31)     37,586      0.55(2)        1.07(2)         4
      01/31/04     33.68      49,616      0.55(2)        1.19(2)         1
      01/31/05      5.65      46,789      0.55(2)        1.42(2)         4
      07/31/05+     5.17      45,058      0.55+(2)       1.32+(2)        1

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of Custody Credits of 0.01%
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                     EXPENSES                               NET INVESTMENT INCOME (LOSS)
                                   ---------------------------------------------    ---------------------------------------------
                                   1/01    1/02    1/03    1/04    1/05    7/05+    1/01    1/02    1/03    1/04    1/05
                                   -----------------------------------------------------                                    7/05+
                                                                                    ---------------------------------------------
       Equity Income Class 1.....  1.88%   1.91%   1.54%   1.77%   1.81%   1.89%    1.01%   0.93%   1.43%   0.93%   0.82%   0.53%
       Equity Index Class 1......  0.55    0.59    0.58    0.62    0.63    0.62     0.64    0.76    1.04    1.12    1.34    1.25

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 5):

                                                                -----------------------------
                                                                1/03    1/04    1/05    7/05+
                                                                -----------------------------
       Telecom Utility Class 1................................  0.07%   0.04%   0.01%   0.02%
       Telecom Utility Class 2................................  0.08    0.04    0.01    0.02
       Telecom Utility Class 3................................  0.07    0.04    0.01    0.02

    See Notes to Financial Statements

---------------------
    270

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      01/31/01     $31.24      $0.19       $ (0.65)       $ (0.46)       $(0.13)        $(1.60)        $(1.73)      $29.05
      01/31/02      29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75
      01/31/03      21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      01/31/04      16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
      01/31/05      22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25
      07/31/05++    23.25       0.08          0.93           1.01            --             --             --        24.26
                                                Growth-Income Portfolio Class 2
      07/09/01@-
      01/31/02      25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74
      01/31/03      21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86
      01/31/04      16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22
      01/31/05      22.22       0.07          1.06           1.13         (0.13)            --          (0.13)       23.22
      07/31/05++    23.22       0.07          0.92           0.99            --             --             --        24.21
                                                Growth-Income Portfolio Class 3
      09/30/02@-
      01/31/03      16.90       0.03         (0.08)         (0.05)           --             --             --        16.85
      01/31/04      16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20
      01/31/05      22.20       0.04          1.06           1.10         (0.11)            --          (0.11)       23.19
      07/31/05++    23.19       0.06          0.92           0.98            --             --             --        24.17
                                          Federated American Leaders Portfolio Class 1
      01/31/01      15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      01/31/02      16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      01/31/03      14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61
      01/31/04      11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24
      01/31/05      15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06
      07/31/05++    16.06       0.12          0.75           0.87            --             --             --        16.93
                                          Federated American Leaders Portfolio Class 2
      07/09/01@-
      01/31/02      16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84
      01/31/03      14.84       0.16         (3.28)         (3.12)        (0.13)            --          (0.13)       11.59
      01/31/04      11.59       0.19          3.63           3.82         (0.19)            --          (0.19)       15.22
      01/31/05      15.22       0.21          0.82           1.03         (0.21)            --          (0.21)       16.04
      07/31/05++    16.04       0.11          0.74           0.85            --             --             --        16.89
                                          Federated American Leaders Portfolio Class 3
      09/30/02@-
      01/31/03      11.10       0.05          0.44           0.49            --             --             --        11.59
      01/31/04      11.59       0.16          3.64           3.80         (0.19)            --          (0.19)       15.20
      01/31/05      15.20       0.19          0.82           1.01         (0.19)            --          (0.19)       16.02
      07/31/05++    16.02       0.10          0.74           0.84            --             --             --        16.86

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      01/31/01      (1.63)%  $1,931,070      0.57%          0.60%          52%
      01/31/02     (19.96)    1,450,218      0.58           0.62           56
      01/31/03     (21.61)      877,271      0.59(1)        0.79(1)        45
      01/31/04      33.04       981,864      0.64(1)        0.62(1)        56
      01/31/05       5.25       831,173      0.64(1)        0.43(1)        44
      07/31/05++     4.34       751,405      0.62+(1)       0.68+(1)       18
                                 Growth-Income Portfolio Class 2
      07/09/01@-
      01/31/02      (8.11)       14,959      0.74+          0.44+          56
      01/31/03     (21.75)       35,928      0.74(1)        0.64(1)        45
      01/31/04      32.84        49,786      0.79(1)        0.46(1)        56
      01/31/05       5.12        44,957      0.79(1)        0.28(1)        44
      07/31/05++     4.26        43,555      0.77+(1)       0.53+(1)       18
                                 Growth-Income Portfolio Class 3
      09/30/02@-
      01/31/03      (0.30)        2,139      0.81+(1)       0.53+(1)       45
      01/31/04      32.76        10,635      0.90(1)        0.31(1)        56
      01/31/05       4.99        18,873      0.89(1)        0.15(1)        44
      07/31/05++     4.23        21,079      0.87+(1)       0.43+(1)       18
                           Federated American Leaders Portfolio Class 1
      01/31/01      10.62       231,716      0.76           1.56           46
      01/31/02      (7.53)      270,692      0.76           1.05           33
      01/31/03     (20.76)      191,653      0.76(1)        1.41(1)        32
      01/31/04      33.25       224,293      0.84(1)        1.55(1)        31
      01/31/05       6.95(2)    203,016      0.80(1)        1.47(1)        54
      07/31/05++     5.42       191,817      0.76+(1)       1.42+(1)       31
                           Federated American Leaders Portfolio Class 2
      07/09/01@-
      01/31/02      (4.07)        6,864      0.91+          0.92+          33
      01/31/03     (20.98)       16,432      0.92(1)        1.30(1)        32
      01/31/04      33.13        22,101      0.99(1)        1.40(1)        31
      01/31/05       6.83(2)     23,450      0.95(1)        1.32(1)        54
      07/31/05++     5.30        22,620      0.91+(1)       1.27+(1)       31
                           Federated American Leaders Portfolio Class 3
      09/30/02@-
      01/31/03       4.41         1,119      0.98+(1)       1.32+(1)       32
      01/31/04      32.92         9,470      1.09(1)        1.19(1)        31
      01/31/05       6.75(2)     33,299      1.06(1)        1.21(1)        54
      07/31/05++     5.24        42,328      1.01+(1)       1.14+(1)       31

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                     -----------------------------
                                                                     1/03    1/04    1/05    7/05+
                                                                     -----------------------------
       Growth-Income Class 1.......................................  0.01%   0.04%   0.03%    0.02%
       Growth-Income Class 2.......................................  0.01    0.04    0.03     0.02
       Growth-Income Class 3.......................................  0.01    0.04    0.03     0.02
       Federated American Leaders Class 1..........................  0.01    0.07    0.04     0.08
       Federated American Leaders Class 2..........................  0.02    0.07    0.04     0.08
       Federated American Leaders Class 3..........................  0.01    0.07    0.05     0.07

   (2) The Portfolios performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
      01/31/01     $26.44      $0.14        $ 3.19         $ 3.33        $(0.12)        $(0.28)        $(0.40)      $29.37
      01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21
      01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72
      01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94
      07/31/05++    25.94       0.17          1.32           1.49            --             --             --        27.43
                                             Davis Venture Value Portfolio Class 2
      07/09/01@-
      01/31/02      26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57
      01/31/03      20.57       0.12         (3.39)         (3.27)        (0.10)            --          (0.10)       17.20
      01/31/04      17.20       0.17          6.47           6.64         (0.15)            --          (0.15)       23.69
      01/31/05      23.69       0.22          2.18           2.40         (0.19)            --          (0.19)       25.90
      07/31/05++    25.90       0.15          1.32           1.47            --             --             --        27.37
                                             Davis Venture Value Portfolio Class 3
      09/30/02@-
      01/31/03      16.49       0.03          0.67           0.70            --             --             --        17.19
      01/31/04      17.19       0.12          6.49           6.61         (0.14)            --          (0.14)       23.66
      01/31/05      23.66       0.22          2.15           2.37         (0.17)            --          (0.17)       25.86
      07/31/05++    25.86       0.13          1.33           1.46            --             --             --        27.32
                                            "Dogs" of Wall Street Portfolio Class 1
      01/31/01       8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02
      01/31/02       9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38
      01/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99
      01/31/04       7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06
      01/31/05      10.06       0.21          0.35           0.56         (0.25)            --          (0.25)       10.37
      07/31/05++    10.37       0.12         (0.08)          0.04            --             --             --        10.41
                                            "Dogs" of Wall Street Portfolio Class 2
      07/09/01@-
      01/31/02       9.15       0.09          0.34           0.43         (0.20)            --          (0.20)        9.38
      01/31/03       9.38       0.19         (1.43)         (1.24)        (0.16)            --          (0.16)        7.98
      01/31/04       7.98       0.22          2.08           2.30         (0.23)            --          (0.23)       10.05
      01/31/05      10.05       0.19          0.35           0.54         (0.23)            --          (0.23)       10.36
      07/31/05++    10.36       0.11         (0.08)          0.03            --             --             --        10.39
                                            "Dogs" of Wall Street Portfolio Class 3
      09/30/02@-
      01/31/03       7.90       0.05          0.03           0.08            --             --             --         7.98
      01/31/04       7.98       0.19          2.10           2.29         (0.23)            --          (0.23)       10.04
      01/31/05      10.04       0.18          0.34           0.52         (0.22)            --          (0.22)       10.34
      07/31/05++    10.34       0.11         (0.08)          0.03            --             --             --        10.37

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                              Davis Venture Value Portfolio Class 1
      01/31/01      12.72%   $2,808,045      0.75%          0.47%          26%
      01/31/02     (15.57)    2,323,050      0.76           0.49           30
      01/31/03     (15.79)    1,612,985      0.75           0.81           17
      01/31/04      38.95     2,004,101      0.77           1.03           13
      01/31/05      10.35     1,913,355      0.79(1)        1.03(1)         9
      07/31/05++     5.74     1,857,933      0.78+(1)       1.28+(1)        7
                              Davis Venture Value Portfolio Class 2
      07/09/01@-
      01/31/02      (5.48)       33,826      0.92+          0.43+          30
      01/31/03     (15.88)       95,566      0.90           0.69           17
      01/31/04      38.68       176,392      0.92           0.84           13
      01/31/05      10.18       214,007      0.94(1)        0.87(1)         9
      07/31/05++     5.68       218,627      0.93+(1)       1.12+(1)        7
                              Davis Venture Value Portfolio Class 3
      09/30/02@-
      01/31/03       4.24         7,105      0.97+          0.48+          17
      01/31/04      38.54        88,056      1.03           0.61           13
      01/31/05      10.06       232,729      1.04(1)        0.74(1)         9
      07/31/05++     5.65       290,883      1.03+(1)       1.01+(1)        7
                             "Dogs" of Wall Street Portfolio Class 1
      01/31/01      12.05        92,070      0.72           2.76           55
      01/31/02       6.34       112,588      0.71           2.22           35
      01/31/03     (13.07)       99,103      0.69           2.42           67
      01/31/04      29.27       105,109      0.71           2.67           56
      01/31/05       5.67        92,258      0.71           2.05           30
      07/31/05++     0.39        80,417      0.69+(1)       2.32+(1)        1
                             "Dogs" of Wall Street Portfolio Class 2
      07/09/01@-
      01/31/02       4.79         3,049      0.86+          1.78+          35
      01/31/03     (13.26)       10,735      0.84           2.29           67
      01/31/04      29.12        20,038      0.86           2.46           56
      01/31/05       5.54        22,040      0.86           1.91           30
      07/31/05++     0.29        21,255      0.84+(1)       2.17+(1)        1
                             "Dogs" of Wall Street Portfolio Class 3
      09/30/02@-
      01/31/03       1.01           569      0.92+          1.91+          67
      01/31/04      28.95         6,743      0.96           2.21           56
      01/31/05       5.34        12,628      0.96           1.81           30
      07/31/05++     0.29        13,465      0.94+(1)       2.06+(1)        1

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                   -----------
                                                   1/05   7/05+
                                                   -----------
       Davis Venture Value Class 1...............  0.00%  0.00%
       Davis Venture Value Class 2...............  0.00   0.00
       Davis Venture Value Class 3...............  0.01   0.00
       "Dogs" of Wall Street Class 1.............   --    0.00
       "Dogs" of Wall Street Class 2.............   --    0.00
       "Dogs" of Wall Street Class 3.............   --    0.00

    See Notes to Financial Statements
---------------------
    272

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
      01/31/01     $36.58     $(0.04)       $(3.40)        $(3.44)       $   --         $(4.94)        $(4.94)      $28.20
      01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
      01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08
      07/31/05++    18.08       0.02          1.86           1.88            --             --             --        19.96
                                               Alliance Growth Portfolio Class 2
      07/09/01@-
      01/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      01/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      01/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82
      01/31/05      17.82       0.04          0.23           0.27         (0.03)            --          (0.03)       18.06
      07/31/05++    18.06       0.01          1.86           1.87            --             --             --        19.93
                                               Alliance Growth Portfolio Class 3
      09/30/02@-
      01/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51
      01/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80
      01/31/05      17.80       0.03          0.22           0.25         (0.02)            --          (0.02)       18.03
      07/31/05++    18.03      (0.00)         1.86           1.86            --             --             --        19.89
                                            Goldman Sachs Research Portfolio Class 1
      01/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92
      01/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79
      01/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12
      01/31/04       5.12       0.00          1.52           1.52            --             --             --         6.64
      01/31/05       6.64       0.03          0.65           0.68            --             --             --         7.32
      07/31/05++     7.32       0.01          0.20           0.21            --             --             --         7.53
                                            Goldman Sachs Research Portfolio Class 2
      07/09/01@-
      01/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78
      01/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11
      01/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61
      01/31/05       6.61       0.02          0.65           0.67            --             --             --         7.28
      07/31/05++     7.28       0.01          0.19           0.20            --             --             --         7.48
                                            Goldman Sachs Research Portfolio Class 3
      09/30/02@-
      01/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11
      01/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61
      01/31/05       6.61       0.01          0.65           0.66            --             --             --         7.27
      07/31/05++     7.27       0.00          0.19           0.19            --             --             --         7.46

      ----------  ---------------------------------------------------------------------
                                 NET        RATIO OF       RATIO OF NET
                                ASSETS     EXPENSES TO      INVESTMENT
                                END OF       AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED     RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ----------  ---------------------------------------------------------------------
                                    Alliance Growth Portfolio Class 1
      01/31/01      (10.17)%  $2,810,098      0.64%           (0.10)%            101%
      01/31/02      (23.05)    1,928,115      0.65             0.17               86
      01/31/03      (30.08)    1,007,655      0.65(1)          0.19(1)            51
      01/31/04       32.17     1,105,466      0.68(1)          0.27(1)            63
      01/31/05        1.68       873,722      0.70(1)          0.31(1)            82
      07/31/05++     10.40       846,043      0.67+(1)         0.24+(1)           30
                                    Alliance Growth Portfolio Class 2
      07/09/01@-
      01/31/02       (4.67)       20,918      0.81+           (0.10)+             86
      01/31/03      (30.17)       42,038      0.80(1)          0.07(1)            51
      01/31/04       31.94        67,731      0.83(1)          0.10(1)            63
      01/31/05        1.54        70,604      0.85(1)          0.17(1)            82
      07/31/05++     10.35        73,945      0.82+(1)         0.09+(1)           30
                                    Alliance Growth Portfolio Class 3
      09/30/02@-
      01/31/03       (4.66)        2,490      0.88+(1)         0.19+(1)           51
      01/31/04       31.85        27,900      0.94(1)         (0.07)(1)           63
      01/31/05        1.40        71,682      0.95(1)          0.12(1)            82
      07/31/05++     10.32        94,466      0.92+(1)        (0.02)+(1)          30
                                Goldman Sachs Research Portfolio Class 1
      01/31/01       (0.42)       39,903      1.35+(2)(3)      (0.54)+(2)(3)     115
      01/31/02      (31.55)       28,382      1.35(3)         (0.49)(3)          144
      01/31/03      (24.59)       23,828      1.35(3)         (0.21)(3)          198
      01/31/04       29.69        24,076      1.35(3)         (0.03)(3)           52
      01/31/05       10.24        21,290      1.35(1)(3)       0.39(1)(3)         50
      07/31/05++      2.87        18,755      1.35+(1)(3)       0.37+(1)(3)       31
                                Goldman Sachs Research Portfolio Class 2
      07/09/01@-
      01/31/02      (16.40)        2,049      1.50+(3)        (0.75)+(3)         144
      01/31/03      (24.63)        4,085      1.50(3)         (0.37)(3)          198
      01/31/04       29.35         6,360      1.50(3)         (0.19)(3)           52
      01/31/05       10.14         6,649      1.50(1)(3)       0.25(1)(3)         50
      07/31/05++      2.75         6,127      1.50+(1)(3)       0.21+(1)(3)       31
                                Goldman Sachs Research Portfolio Class 3
      09/30/02@-
      01/31/03        4.29           119      1.60+(3)        (0.56)+(3)         198
      01/31/04       29.35           418      1.60(3)         (0.30)(3)           52
      01/31/05        9.98         1,129      1.60(1)(3)       0.17(1)(3)         50
      07/31/05++      2.61         1,415      1.60+(1)(3)       0.09+(1)(3)       31

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                -----------------------------
                                                                1/03    1/04    1/05    7/05+
                                                                -----------------------------
       Alliance Growth Class 1................................  0.00%   0.02%   0.03%   0.03%
       Alliance Growth Class 2................................  0.01    0.02    0.03    0.03
       Alliance Growth Class 3................................  0.02    0.02    0.03    0.02
       Goldman Sachs Research Class 1.........................   --      --     0.01    0.02
       Goldman Sachs Research Class 2.........................   --      --     0.01    0.02
       Goldman Sachs Research Class 3.........................   --      --     0.01    0.02

   (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%).
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                     EXPENSES
                                                 ------------------------------------------------
                                                 1/01+    1/02    1/03     1/04    1/05     7/05+
                                                 ------------------------------------------------
       Goldman Sachs Research Class 1..........  1.63%    1.49%    1.44%   1.53%    1.52%   1.25%
       Goldman Sachs Research Class 2..........    --     1.70+    1.58    1.68     1.67    1.40
       Goldman Sachs Research Class 3..........    --      --      1.60+   1.77     1.77    1.50

                                                            NET INVESTMENT INCOME (LOSS)
                                                 --------------------------------------------------
                                                 1/01+    1/02     1/03     1/04     1/05     7/05+
                                                 --------------------------------------------------
       Goldman Sachs Research Class 1..........  (0.82)%  (0.63)%  (0.30)%  (0.21)%   0.22%    0.47%
       Goldman Sachs Research Class 2..........    --     (0.94)+  (0.44)   (0.37)    0.09     0.31
       Goldman Sachs Research Class 3..........    --        --    (0.56)+  (0.47)    0.02     0.19

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
      01/31/01     $13.35     $ 0.08        $ 0.42         $ 0.50        $(0.08)        $   --         $(0.08)      $13.77
      01/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79
      01/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35
      01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58
      01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45
      07/31/05++    11.45       0.04          0.59           0.63            --             --             --        12.08
                                      MFS Massachusetts Investors Trust Portfolio Class 2
      07/09/01@-
      01/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80
      01/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35
      01/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58
      01/31/05      10.58       0.06          0.87           0.93         (0.07)            --          (0.07)       11.44
      07/31/05++    11.44       0.03          0.60           0.63            --             --             --        12.07
                                      MFS Massachusetts Investors Trust Portfolio Class 3
      09/30/02@-
      01/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35
      01/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57
      01/31/05      10.57       0.06          0.87           0.93         (0.07)            --          (0.07)       11.43
      07/31/05++    11.43       0.03          0.59           0.62            --             --             --        12.05
                                            Putnam Growth: Voyager Portfolio Class 1
      01/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85
      01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25
      01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12
      07/31/05++    14.12       0.01          1.04           1.05            --             --             --        15.17
                                            Putnam Growth: Voyager Portfolio Class 2
      07/09/01@-
      01/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88
      01/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02
      01/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23
      01/31/05      14.23       0.05         (0.18)         (0.13)           --             --             --        14.10
      07/31/05++    14.10      (0.01)         1.05           1.04            --             --             --        15.14
                                            Putnam Growth: Voyager Portfolio Class 3
      09/30/02@-
      01/31/03      10.88         --          0.14           0.14            --             --             --        11.02
      01/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22
      01/31/05      14.22       0.05         (0.21)         (0.16)           --             --             --        14.06
      07/31/05++    14.06      (0.01)         1.05           1.04            --             --             --        15.10

      ----------  --------------------------------------------------------------------
                               NET       RATIO OF         RATIO OF NET
                              ASSETS    EXPENSES TO        INVESTMENT
                              END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS             ASSETS          TURNOVER
      ----------  --------------------------------------------------------------------
                          MFS Massachusetts Investors Trust Portfolio Class 1
      01/31/01       3.71%   $369,518      0.76%              0.58%              81%
      01/31/02     (17.15)    323,404      0.78               0.66               82
      01/31/03     (21.88)    210,436      0.78(1)            0.73(1)            65
      01/31/04      27.73     237,182      0.82(1)            0.81(1)            93
      01/31/05       9.14     211,786      0.80(1)            0.74(1)            78
      07/31/05++     5.50     200,392      0.78+(1)           0.72+(1)           25
                          MFS Massachusetts Investors Trust Portfolio Class 2
      07/09/01@-
      01/31/02      (5.67)      5,674      0.93+              0.37+              82
      01/31/03     (22.04)     17,154      0.92(1)            0.62(1)            65
      01/31/04      27.56      29,479      0.97(1)            0.65(1)            93
      01/31/05       8.90      31,442      0.95(1)            0.58(1)            78
      07/31/05++     5.51      30,820      0.93+(1)           0.57+(1)           25
                          MFS Massachusetts Investors Trust Portfolio Class 3
      09/30/02@-
      01/31/03       1.83       1,353      0.99+(1)           0.53+(1)           65
      01/31/04      27.40      16,650      1.08(1)            0.50(1)            93
      01/31/05       8.82      35,551      1.06(1)            0.45(1)            78
      07/31/05++     5.42      42,116      1.03+(1)           0.45+(1)           25
                                Putnam Growth: Voyager Portfolio Class 1
      01/31/01     (13.68)    732,943      0.79             (0.10)               84
      01/31/02     (25.71)    486,747      0.82               0.11               94
      01/31/03     (25.77)    271,199      0.86(1)            0.19(1)           120
      01/31/04      29.51     288,148      0.93(1)            0.08(1)            56
      01/31/05      (0.78)    232,556      0.93(1)            0.48(1)            71
      07/31/05++     7.44     219,648      0.92+(1)           0.04+(1)           70
                                Putnam Growth: Voyager Portfolio Class 2
      07/09/01@-
      01/31/02     (11.09)      3,960      0.99+             (0.05)+             94
      01/31/03     (25.87)      8,977      1.01(1)            0.09(1)           120
      01/31/04      29.27      11,344      1.08(1)           (0.08)(1)           56
      01/31/05      (0.91)      9,324      1.08(1)            0.33(1)            71
      07/31/05++     7.38       9,353      1.07+(1)     (0.12)+(1)               70
                                Putnam Growth: Voyager Portfolio Class 3
      09/30/02@-
      01/31/03       1.29         577      1.09+(1)           0.00+(1)          120
      01/31/04      29.14       2,260      1.18(1)           (0.22)(1)           56
      01/31/05      (1.13)      3,343      1.18(1)            0.32(1)            71
      07/31/05++     7.40       4,545      1.17+(1)     (0.23)+(1)               70

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class

   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               ------------------------------
                                                               1/03    1/04    1/05     7/05+
                                                               ------------------------------
       MFS Massachusetts Investors Trust Class 1.............  0.02%   0.05%   0.02%    0.02%
       MFS Massachusetts Investors Trust Class 2.............  0.02    0.05    0.02     0.02
       MFS Massachusetts Investors Trust Class 3.............  0.02    0.05    0.02     0.01
       Putnam Growth: Voyager Class 1........................  0.01    0.04    0.02     0.04
       Putnam Growth: Voyager Class 2........................  0.02    0.04    0.02     0.04
       Putnam Growth: Voyager Class 3........................  0.02    0.04    0.02     0.04

    See Notes to Financial Statements

---------------------
    274

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Blue Chip Growth Portfolio Class 1
      07/05/00-
      01/31/01     $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)        $   --         $(0.03)      $ 8.79
      01/31/02       8.79       0.03         (2.20)         (2.17)           --             --             --         6.62
      01/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76
      01/31/04       4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18
      01/31/05       6.18       0.03          0.01           0.04         (0.01)            --          (0.01)        6.21
      07/31/05++     6.21       0.01          0.30           0.31            --             --             --         6.52
                                               Blue Chip Growth Portfolio Class 2
      07/09/01@-
      01/31/02       7.31         --         (0.69)         (0.69)           --             --             --         6.62
      01/31/03       6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76
      01/31/04       4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17
      01/31/05       6.17       0.03          0.00           0.03         (0.00)            --          (0.00)        6.20
      07/31/05++     6.20         --          0.31           0.31            --             --             --         6.51
                                               Blue Chip Growth Portfolio Class 3
      09/30/02@-
      01/31/03       4.76       0.00          0.00           0.00            --             --             --         4.76
      01/31/04       4.76       0.00          1.41           1.41            --             --             --         6.17
      01/31/05       6.17       0.02            --           0.02            --             --             --         6.19
      07/31/05++     6.19         --          0.30           0.30            --             --             --         6.49
                                                 Real Estate Portfolio Class 1
      01/31/01       8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40
      01/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80
      01/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89
      01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62
      01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19
      07/31/05++    18.19       0.32          3.53           3.85            --             --             --        22.04
                                                 Real Estate Portfolio Class 2
      07/09/01@-
      01/31/02      11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79
      01/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87
      01/31/04      10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59
      01/31/05      15.59       0.38          2.63           3.01         (0.45)            --          (0.45)       18.15
      07/31/05++    18.15       0.31          3.52           3.83            --             --             --        21.98
                                                 Real Estate Portfolio Class 3
      09/30/02@-
      01/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87
      01/31/04      10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57
      01/31/05      15.57       0.35          2.64           2.99         (0.44)            --          (0.44)       18.12
      07/31/05++    18.12       0.29          3.53           3.82            --             --             --        21.94
                                             Small Company Value Portfolio Class 1
      01/31/01      10.52      (0.05)         2.23           2.18            --          (2.26)         (2.26)       10.44
      01/31/02      10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77
      01/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60
      01/31/04       8.60      (0.03)         3.58           3.55            --             --             --        12.15
      01/31/05      12.15       0.09          2.70           2.79            --             --             --        14.94
      07/31/05++    14.94       0.02          1.81           1.83            --             --             --        16.77

      ----------  ----------------------------------------------------------------
                               NET       RATIO OF       RATIO OF NET
                              ASSETS    EXPENSES TO      INVESTMENT
                              END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS           ASSETS        TURNOVER
      ----------  ----------------------------------------------------------------
                                 Blue Chip Growth Portfolio Class 1
      07/05/00-
      01/31/01     (11.82)%  $ 15,801      0.85%+(2)        1.06%+(2)        81%
      01/31/02     (24.64)     29,342      0.85(2)          0.36(2)         125
      01/31/03     (27.85)     20,303   0.85(2)             0.20(2)         103
      01/31/04      30.04      33,277      0.85(2)          0.19(2)         124
      01/31/05       0.65      29,798      0.85(2)(4)       0.55(2)(4)      158
      07/31/05++     4.99      28,887      0.85+(2)(4)       0.22+(2)(4)     52
                                 Blue Chip Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (9.41)      2,624      1.00+(2)        (0.01)+(2)       125
      01/31/03     (27.93)      7,681   1.00(2)             0.08(2)         103
      01/31/04      29.66      13,868      1.00(2)          0.04(2)         124
      01/31/05       0.52      13,882      1.00(2)(4)       0.42(2)(4)      158
      07/31/05++     5.00      13,255      1.00+(2)(4)       0.07+(2)(4)     52
                                 Blue Chip Growth Portfolio Class 3
      09/30/02@-
      01/31/03       0.00         405      1.11+(2)        (0.05)+(1)(2)    103
      01/31/04      29.62       4,677      1.10(2)         (0.07)(2)        124
      01/31/05       0.32       8,058      1.10(2)(4)       0.38(2)(4)      158
      07/31/05++     4.85       8,834      1.10+(2)(4)     (0.04)+(2)(4)     52
                                   Real Estate Portfolio Class 1
      01/31/01      26.40      76,224      0.96             4.05             28
      01/31/02       7.12      85,794      0.92             5.32             62
      01/31/03       3.41      95,829      0.89             4.89             52
      01/31/04      47.02     139,355      0.88             3.76             18
      01/31/05      19.58     154,304      0.86(4)          2.38(4)          33
      07/31/05++    21.17     174,228      0.85+(4)         3.30+(4)         12
                                   Real Estate Portfolio Class 2
      07/09/01@-
      01/31/02       0.78       1,726      1.07+            6.30+            62
      01/31/03       3.24      10,974      1.03             5.10             52
      01/31/04      46.84      23,007      1.03             3.48             18
      01/31/05      19.42      29,362      1.01(4)          2.23(4)          33
      07/31/05++    21.10      34,171      1.00+            3.16+            12
                                   Real Estate Portfolio Class 3
      09/30/02@-
      01/31/03      (0.55)        829      1.12+            5.61+            52
      01/31/04      46.62      12,542      1.13             2.33             18
      01/31/05      19.30      29,641      1.12(4)          2.11(4)          33
      07/31/05++    21.08      42,582      1.10+            3.04+            12
                               Small Company Value Portfolio Class 1
      01/31/01      20.98       4,409      1.40(1)(2)      (0.41)(1)(2)      57
      01/31/02       6.29       6,056      1.40(1)(2)      (0.37)(1)(2)      54
      01/31/03     (14.54)      5,782      1.49(2)         (0.41)(2)        124
      01/31/04      41.28       8,562      1.60(2)         (0.31)(2)         22
      01/31/05      22.96      10,462      1.60(2)          0.66(2)          22
      07/31/05++    12.25      10,477      1.60+(2)         0.29+(2)         11

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits (0.01%).
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                   EXPENSES
                                           --------------------------------------------------------
                                           1/01+      1/02      1/03      1/04      1/05      7/05+
                                           --------------------------------------------------------
       Blue Chip Growth Class 1..........  1.81%      1.16%     0.94%     0.94%     0.92%     0.90%
       Blue Chip Growth Class 2..........    --       1.25+     1.06      1.09      1.07      1.05
       Blue Chip Growth Class 3..........    --        --       1.11+     1.18      1.17      1.15
       Small Company Value Class 1.......  2.64       2.08      2.08(3)   2.27      2.00      1.84

                                                           NET INVESTMENT INCOME (LOSS)
                                           ------------------------------------------------------------
                                           1/01+      1/02        1/03       1/04       1/05      7/05+
                                           ------------------------------------------------------------
       Blue Chip Growth Class 1..........  0.10%       0.05%       0.11%      0.10%     0.49%      0.17%
       Blue Chip Growth Class 2..........    --       (0.26)+      0.02      (0.05)     0.36       0.02
       Blue Chip Growth Class 3..........    --          --       (0.05)+    (0.15)     0.31      (0.10)
       Small Company Value Class 1.......  (1.65)     (1.93)(3)   (0.99)     (0.98)     0.26       0.05

   (3)  Gross of custody credits of 0.01%.
   (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                ----    -----
                                                                1/05    7/05+
                                                                ----    -----
       Blue Chip Growth Class 1...............................  0.00%   0.02%
       Blue Chip Growth Class 2...............................  0.00    0.02
       Blue Chip Growth Class 3...............................  0.00    0.02
       Real Estate Class 1....................................  0.00      --
       Real Estate Class 2....................................  0.00      --
       Real Estate Class 3....................................  0.00      --

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -----------------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM       DECLARED    DECLARED     FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS   PERIOD
      -----------------------------------------------------------------------------------------------------------------------------
                                                  MFS Mid-Cap Growth Portfolio Class 1
      01/31/01     $15.60     $(0.04)       $ 3.76         $ 3.72       $   --      $   --       $(0.33)        $(0.33)      $18.99
      01/31/02      18.99      (0.03)        (6.58)         (6.61)          --          --        (2.38)         (2.38)       10.00
      01/31/03      10.00      (0.03)        (4.16)         (4.19)          --          --           --             --         5.81
      01/31/04       5.81      (0.03)         2.56           2.53           --          --           --             --         8.34
      01/31/05       8.34      (0.04)         0.45           0.41           --          --           --             --         8.75
      07/31/05++     8.75      (0.01)         0.43           0.42           --          --           --             --         9.17
                                                  MFS Mid-Cap Growth Portfolio Class 2
      07/09/01@-
      01/31/02      15.37      (0.04)        (2.96)         (3.00)          --          --        (2.38)         (2.38)        9.99
      01/31/03       9.99      (0.03)        (4.16)         (4.19)          --          --           --             --         5.80
      01/31/04       5.80      (0.04)         2.54           2.50           --          --           --             --         8.30
      01/31/05       8.30      (0.06)         0.47           0.41           --          --           --             --         8.71
      07/31/05++     8.71      (0.02)         0.43           0.41           --          --           --             --         9.12
                                                  MFS Mid-Cap Growth Portfolio Class 3
      09/30/02@-
      01/31/03       5.47      (0.01)         0.33           0.32           --          --           --             --         5.79
      01/31/04       5.79      (0.05)         2.55           2.50           --          --           --             --         8.29
      01/31/05       8.29      (0.07)         0.46           0.39           --          --           --             --         8.68
      07/31/05++     8.68      (0.02)         0.43           0.41           --          --           --             --         9.09
                                                   Aggressive Growth Portfolio Class 1
      01/31/01      22.72       0.05         (3.09)         (3.04)          --          --        (1.96)         (1.96)       17.72
      01/31/02      17.72       0.03         (5.77)         (5.74)       (0.05)         --        (3.09)         (3.14)        8.84
      01/31/03       8.84      (0.02)        (2.13)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
      01/31/04       6.67      (0.03)         2.22           2.19           --          --           --             --         8.86
      01/31/05       8.86      (0.02)         1.26           1.24           --          --           --             --        10.10
      07/31/05++    10.10         --          1.07           1.07           --          --           --             --        11.17
                                                   Aggressive Growth Portfolio Class 2
      07/09/01@-
      01/31/02      14.39      (0.02)        (2.39)         (2.41)       (0.05)         --        (3.09)         (3.14)        8.84
      01/31/03       8.84      (0.03)        (2.12)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
      01/31/04       6.67      (0.04)         2.22           2.18           --          --           --             --         8.85
      01/31/05       8.85      (0.04)         1.26           1.22           --          --           --             --        10.07
      07/31/05++    10.07      (0.01)         1.06           1.05           --          --           --             --        11.12
                                                   Aggressive Growth Portfolio Class 3
      09/30/02@-
      01/31/03       6.79      (0.01)        (0.11)         (0.12)          --          --           --             --         6.67
      01/31/04       6.67      (0.05)         2.22           2.17           --          --           --             --         8.84
      01/31/05       8.84      (0.05)         1.25           1.20           --          --           --             --        10.04
      07/31/05++    10.04      (0.02)         1.07           1.05           --          --           --             --        11.09

      ----------  -------------------------------------------------------------------
                               NET       RATIO OF        RATIO OF NET
                              ASSETS    EXPENSES TO       INVESTMENT
                              END OF      AVERAGE        INCOME (LOSS)
        PERIOD     TOTAL      PERIOD        NET           TO AVERAGE        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS          NET ASSETS        TURNOVER
      ----------  -------------------------------------------------------------------
                                 MFS Mid-Cap Growth Portfolio Class 1
      01/31/01      23.97%   $367,523       0.82%(1)(2)      (0.20)%(1)(2)     146%
      01/31/02     (34.93)    280,024       0.82(2)          (0.25)(2)          96
      01/31/03     (41.90)    123,948       0.84(2)(3)       (0.48)(2)(3)      164
      01/31/04      43.55     199,807       0.87(2)(3)       (0.47)(2)(3)       92
      01/31/05       4.92     164,512       0.84(2)(3)       (0.57)(2)(3)       79
      07/31/05++     4.80     149,103       0.82+(3)         (0.32)+(3)         42
                                 MFS Mid-Cap Growth Portfolio Class 2
      07/09/01@-
      01/31/02     (19.67)     11,418       0.98+(2)         (0.61)+(2)         96
      01/31/03     (41.94)     25,369       1.00(2)(3)       (0.55)(2)(3)      164
      01/31/04      43.10      53,167       1.02(2)(3)       (0.63)(2)(3)       92
      01/31/05       4.94      54,901       0.99(2)(3)       (0.72)(2)(3)       79
      07/31/05++     4.71      52,790       0.97+(3)         (0.47)+(3)         42
                                 MFS Mid-Cap Growth Portfolio Class 3
      09/30/02@-
      01/31/03       5.85       2,406       1.04+(2)(3)      (0.35)+(2)(3)     164
      01/31/04      43.18      32,377       1.12(2)(3)       (0.77)(2)(3)       92
      01/31/05       4.70      55,283       1.09(2)(3)       (0.82)(2)(3)       79
      07/31/05++     4.72      62,618       1.07+(3)         (0.57)+(3)         42
                                  Aggressive Growth Portfolio Class 1
      01/31/01     (14.88)    495,826       0.70              0.23             263
      01/31/02     (31.71)    293,084       0.75              0.21             229
      01/31/03     (24.28)    156,449       0.77             (0.24)            150
      01/31/04      32.83     198,390       0.79             (0.39)            103
      01/31/05      14.00     189,042       0.80(3)          (0.26)(3)          89
      07/31/05++    10.59     180,864       0.79+(3)         (0.08)+(3)         32
                                  Aggressive Growth Portfolio Class 2
      07/09/01@-
      01/31/02     (15.94)      2,905       0.92+            (0.32)+           229
      01/31/03     (24.37)      6,878       0.92             (0.38)            150
      01/31/04      32.68      13,218       0.94             (0.55)            103
      01/31/05      13.79      13,703       0.95(3)          (0.41)(3)          89
      07/31/05++    10.43      13,792       0.94+(3)         (0.23)+(3)         32
                                  Aggressive Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (1.77)        301       0.99+            (0.46)+           150
      01/31/04      32.53       3,219       1.05             (0.68)            103
      01/31/05      13.57       7,552       1.05(3)          (0.51)(3)          89
      07/31/05++    10.46       8,372       1.04+(3)         (0.34)+(3)         32

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                              EXPENSES
                                            --------------------------------------------
                                            1/01      1/02      1/03      1/04      1/05
                                            --------------------------------------------
       MFS Mid-Cap Growth Class 1.........  0.82%     0.82%     0.84%     0.87%     0.84%
       MFS Mid-Cap Growth Class 2.........   --       0.95+     1.00      1.02      0.99
       MFS Mid-Cap Growth Class 3.........   --        --       1.04+     1.12      1.09

                                               NET INVESTMENT INCOME (LOSS)
                                     -------------------------------------------------
                                     1/01       1/02       1/03       1/04       1/05
                                     -------------------------------------------------
       MFS Mid-Cap Growth Class 1..  (0.20)%    (0.25)%    (0.48)%    (0.47)%    (0.57)%
       MFS Mid-Cap Growth Class 2..     --      (0.61)+    (0.55)     (0.63)     (0.72)
       MFS Mid-Cap Growth Class 3..     --         --      (0.35)+    (0.77)     (0.82)

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                -----------------------------
                                                                1/03    1/04    1/05    7/05+
                                                                -----------------------------
       MFS Mid-Cap Growth Class 1.............................  0.02%   0.05%   0.02%   0.03%
       MFS Mid-Cap Growth Class 2.............................  0.03    0.05    0.02    0.03
       MFS Mid-Cap Growth Class 3.............................  0.02    0.05    0.02    0.03
       Aggressive Growth Class 1..............................   --      --     0.00    0.02
       Aggressive Growth Class 2..............................   --      --     0.00    0.02
       Aggressive Growth Class 3..............................   --      --     0.00    0.02

    See Notes to Financial Statements

---------------------
    276

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      07/05/00#-
      01/31/01     $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93
      01/31/02       8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85
      01/31/03       5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50
      01/31/04       3.50      (0.02)         1.47           1.45            --             --             --         4.95
      01/31/05
                     4.95      (0.02)         0.06           0.04            --             --             --         4.99
      07/31/05++     4.99      (0.01)         0.29           0.28            --             --             --         5.27
                                             Growth Opportunities Portfolio Class 2
      07/09/01@-
      01/31/02       6.32      (0.02)        (0.46)         (0.48)           --             --             --         5.84
      01/31/03       5.84      (0.03)        (2.32)         (2.35)           --             --             --         3.49
      01/31/04       3.49      (0.03)         1.47           1.44            --             --             --         4.93
      01/31/05       4.93      (0.03)         0.06           0.03            --             --             --         4.96
      07/31/05++     4.96      (0.01)         0.29           0.30            --             --             --         5.24
                                             Growth Opportunities Portfolio Class 3
      09/30/02@-
      01/31/03       3.33      (0.03)         0.19           0.16            --             --             --         3.49
      01/31/04       3.49      (0.03)         1.46           1.43            --             --             --         4.92
      01/31/05       4.92      (0.03)         0.06           0.03            --             --             --         4.95
      07/31/05++     4.95      (0.02)         0.29           0.27            --             --             --         5.22

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                Growth Opportunities Portfolio Class 1
      07/05/00#-
      01/31/01     (10.30)%  $28,836       1.00%+(1)         1.16%+(1)           86%
      01/31/02     (34.48)    33,797       1.00(1)          (0.26)(1)           339
      01/31/03     (40.17)    12,307       1.00(1)          (0.62)(1)           243
      01/31/04      41.43     31,640       1.00(1)          (0.45)(1)           178
      01/31/05                             1.00(1)
                     0.81(3)  19,474           (2)          (0.44)(1)(2)        171
      07/31/05++     5.61     18,161       1.00+(1)(2)      (0.52)+(1)(2)        48
                                Growth Opportunities Portfolio Class 2
      07/09/01@-
      01/31/02      (7.58)     1,463       1.15+(1)         (0.50)+(1)          329
      01/31/03     (40.24)     3,260       1.15(1)          (0.77)(1)           243
      01/31/04      41.26      7,802       1.15(1)          (0.60)(1)           178
      01/31/05       0.61(3)   6,498       1.15(1)(2)       (0.60)(1)(2)        171
      07/31/05++     5.65      6,384       1.15+(1)(2)      (0.67)+(1)(2)        48
                                Growth Opportunities Portfolio Class 3
      09/30/02@-
      01/31/03       4.80        305       1.24+(1)         (0.80)+(1)          243
      01/31/04      40.97      2,424       1.25(1)          (0.69)(1)           178
      01/31/05       0.61(3)   3,681       1.25(1)(2)       (0.72)(1)(2)        171
      07/31/05++     5.45      4,162       1.25+(1)(2)      (0.76)+(1)(2)        48

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES
                                     -------------------------------------------------------
                                     1/01      1/02      1/03      1/04      1/05      7/05+
                                     -------------------------------------------------------
       Growth Opportunities Class
        1..........................  1.26%+    1.19%     1.07%     1.05%     1.05%     1.08%
       Growth Opportunities Class
        2..........................   --       1.31+     1.21      1.20      1.21      1.23
       Growth Opportunities Class
        3..........................   --        --       1.24+     1.28      1.32      1.33

                                                     NET INVESTMENT INCOME (LOSS)
                                     ------------------------------------------------------------
                                     1/01       1/02       1/03       1/04       1/05       7/05+
                                     ------------------------------------------------------------
       Growth Opportunities Class
        1..........................   0.90%+    (0.44)%    (0.69)%    (0.50)%    (0.49)%    (0.60)%
       Growth Opportunities Class
        2..........................     --      (0.66)+    (0.83)     (0.65)     (0.66)     (0.75)
       Growth Opportunities Class
        3..........................     --         --      (0.80)+    (0.72)     (0.79)     (0.84)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                              --------------
                                                              1/05     7/05+
       Growth Opportunities Class 1.........................  0.00%    0.02%
       Growth Opportunities Class 2.........................  0.00     0.02
       Growth Opportunities Class 3.........................  0.01     0.02

   (3) The Portfolios performance figure was increased by less than 0.01% from gains or the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Marsico Growth Portfolio Class 1
      12/29/00#-
      01/31/01     $10.00     $ 0.01        $ 0.53         $ 0.54        $   --         $   --         $   --       $10.54
      01/31/02      10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79
      01/31/03       8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      01/31/04       7.51      (0.02)         2.47           2.45            --             --             --         9.96
      01/31/05       9.96      (0.01)         0.70           0.69            --             --             --        10.65
      07/31/05++    10.65       0.02          0.81           0.83            --             --             --        11.48
                                                Marsico Growth Portfolio Class 2
      07/09/01@-
      01/31/02       8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79
      01/31/03       8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50
      01/31/04       7.50      (0.03)         2.46           2.43            --             --             --         9.93
      01/31/05       9.93      (0.02)         0.70           0.68            --             --             --        10.61
      07/31/05++    10.61       0.01          0.80           0.81            --             --             --        11.42
                                                Marsico Growth Portfolio Class 3
      09/30/02@-
      01/31/03       7.94         --         (0.45)         (0.45)           --             --             --         7.49
      01/31/04       7.49      (0.04)         2.47           2.43            --             --             --         9.92
      01/31/05       9.92      (0.03)         0.69           0.66            --             --             --        10.58
      07/31/05++    10.58         --          0.81           0.81            --             --             --        11.39

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                   Marsico Growth Portfolio Class 1
      12/29/00#-
      01/31/01       5.40%   $ 5,596       1.00%+(1)(3)       0.73%+(1)(3)      10%
      01/31/02     (16.35)    14,810       1.00(2)(3)        0.12(2)(3)        128
      01/31/03     (14.55)    43,872       1.00(3)          (0.15)(3)          124
      01/31/04      32.62     81,784       1.00(3)          (0.22)(3)           86
      01/31/05       6.93     69,151       0.97(3)(5)       (0.10)(3)(5)       101
      07/31/05++     7.79     72,249       0.95+(5)          0.27+(5)           31
                                   Marsico Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (0.97)     4,019       1.15+(2)(3)      (0.37)+(2)(3)      128
      01/31/03     (14.68)    17,930       1.15(3)          (0.31)(3)          124
      01/31/04      32.40     41,204       1.15(3)          (0.36)(3)           86
      01/31/05       6.85     44,110       1.12(3)(5)       (0.25)(3)(5)       101
      07/31/05++     7.63     45,099       1.10+(5)          0.12+(5)           31
                                   Marsico Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (5.67)     1,218       1.18+(3)         (0.12)+(3)         124
      01/31/04      32.44     14,130       1.25(3)          (0.43)(3)           86
      01/31/05       6.65     23,788       1.22(3)(5)       (0.36)(3)(5)       101
      07/31/05++     7.66     26,752       1.20+(5)          0.01+(5)           31

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     #  Commencement of operations
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%).
   (2) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%).
   (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                           EXPENSES
                                                         --------------------------------------------
                                                         1/01      1/02      1/03      1/04      1/05
                                                         --------------------------------------------
       Marsico Growth Class 1..........................  4.73%+    1.86%(4)  1.04%     0.97%     0.95%
       Marsico Growth Class 2..........................   --       1.73+(4)  1.18      1.12      1.10
       Marsico Growth Class 3..........................   --        --       1.27+     1.21      1.20

                                                                    NET INVESTMENT INCOME (LOSS)
                                                         --------------------------------------------------
                                                         1/01       1/02        1/03       1/04       1/05
                                                         --------------------------------------------------
       Marsico Growth Class 1..........................  (3.00)%+   (0.73)%(4)  (0.19)%    (0.19)%    (0.08)%
       Marsico Growth Class 2..........................     --      (0.96)+(4)  (0.34)     (0.33)     (0.23)
       Marsico Growth Class 3..........................     --         --       (0.07)+    (0.39)     (0.34)

   (4)  Gross of custody credits of 0.01%.

   (5) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                              --------------
                                                              1/05     7/05+
       Marsico Growth Class 1...............................  0.01%    0.02%
       Marsico Growth Class 2...............................  0.01     0.02
       Marsico Growth Class 3...............................  0.01     0.02

    See Notes to Financial Statements

---------------------
    278

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 1
      07/03/00#-
      01/31/01     $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16
      01/31/02       7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42
      01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83
      01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46
      07/31/05++     2.46      (0.01)         0.16           0.15            --             --             --         2.61
                                                  Technology Portfolio Class 2
      07/09/01@-
      01/31/02       4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83
      01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45
      07/31/05++     2.45      (0.01)         0.16           0.15            --             --             --         2.60
                                                  Technology Portfolio Class 3
      09/30/02@-
      01/31/03       1.53      (0.01)         0.27           0.26            --             --             --         1.79
      01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82
      01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45
      07/31/05++     2.45      (0.01)         0.15           0.14            --             --             --         2.59
                                            Small & Mid Cap Value Portfolio Class 2
      08/01/02#-
      01/31/03      10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86
      01/31/04       9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94
      01/31/05      13.94       0.07          1.76           1.83         (0.06)         (0.47)         (0.53)       15.24
      07/31/05++    15.24       0.01          1.57           1.58            --             --             --        16.82
                                            Small & Mid Cap Value Portfolio Class 3
      09/30/02@-
      01/31/03       9.22       0.01          0.63           0.64         (0.00)            --             --         9.86
      01/31/04       9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93
      01/31/05      13.93       0.07          1.74           1.81         (0.04)         (0.47)         (0.51)       15.23
      07/31/05++    15.23       0.00          1.57           1.57            --             --             --        16.80

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 1
      07/03/00#-
      01/31/01     (28.40)%  $56,323       1.49%+             (0.93)%+              98%
      01/31/02     (52.23)    40,156       1.45               (1.23)               109
      01/31/03     (47.66)    23,828       1.50(2)            (1.36)(2)            135
      01/31/04      58.10     59,813       1.49(2)            (1.32)(2)            123
      01/31/05     (13.07)    27,342       1.50(2)            (0.76)(2)             85
      07/31/05++     6.10     25,495       1.23+(2)           (0.92)+(2)            40
                                       Technology Portfolio Class 2
      07/09/01@-
      01/31/02     (15.35)     2,312       1.60+              (1.46)+              109
      01/31/03     (47.66)     4,272       1.66(2)            (1.51)(2)            135
      01/31/04      58.10     13,164       1.64(2)            (1.46)(2)            123
      01/31/05     (13.43)    10,298       1.68(2)            (0.76)(2)             85
      07/31/05++     6.12     10,320       1.38+(2)           (1.08)+(2)            40
                                       Technology Portfolio Class 3
      09/30/02@-
      01/31/03      16.99        360       1.66+(2)           (1.52)+(2)           135
      01/31/04      57.54      6,641       1.72(2)            (1.56)(2)            123
      01/31/05     (13.12)     8,893       1.79(2)            (0.76)(2)             85
      07/31/05++     5.71      9,206       1.48+(2)           (1.18)+(2)            40
                                  Small & Mid Cap Value Portfolio Class 2
      08/01/02#-
      01/31/03      (1.34)     5,375       1.65+(1)            0.53+(1)              7
      01/31/04      42.14     26,269       1.65(1)            (0.07)(1)             16
      01/31/05      13.09     45,307       1.33(1)(2)          0.39(1)(2)           21
      07/31/05++    10.37     48,602       1.22+(2)            0.04+(2)             18
                                  Small & Mid Cap Value Portfolio Class 3
      09/30/02@-
      01/31/03       6.98      2,618       1.75+(1)            0.41+(1)              7
      01/31/04      41.99     42,387       1.75(1)            (0.21)(1)             16
      01/31/05      12.99    134,471       1.41(1)(2)          0.32(1)(2)           21
      07/31/05++    10.31    174,036       1.32+(2)           (0.07)+(2)            18

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                              EXPENSES
                                                            --------------------------------------------
                                                            1/01      1/02      1/03      1/04      1/05
                                                            --------------------------------------------
       Small & Mid Cap Value Class 2......................   --%       --%      4.54%+    1.52%     1.30%
       Small & Mid Cap Value Class 3......................   --        --       5.62+     1.56      1.40

                                                                     NET INVESTMENT INCOME (LOSS)
                                                            -----------------------------------------------
                                                            1/01      1/02      1/03       1/04       1/05
                                                            -----------------------------------------------
       Small & Mid Cap Value Class 2......................   --%       --%      (2.35)%+    0.06%      0.40%
       Small & Mid Cap Value Class 3......................   --        --       (3.47)+    (0.02)      0.34

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                -----------------------------
                                                                1/03    1/04    1/05    7/05+
                                                                -----------------------------
       Technology Class 1.....................................  0.02%   0.08%   0.13%   0.07%
       Technology Class 2.....................................  0.03    0.08    0.15    0.07
       Technology Class 3.....................................  0.04    0.08    0.16    0.07
       Small & Mid-Cap Value Class 2..........................   --      --     0.04    0.03
       Small & Mid-Cap Value Class 3..........................   --      --     0.04    0.03

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      01/31/01     $12.28     $ 0.12        $ 0.36         $ 0.48        $(0.12)        $(0.13)        $(0.25)      $12.51
      01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
      01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73
      07/31/05++    11.73       0.17          0.31           0.48            --             --             --        12.21
                                       International Growth and Income Portfolio Class 2
      07/09/01@-
      01/31/02      10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10
      01/31/03       9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17
      01/31/04       7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24
      01/31/05      10.24       0.07          1.56           1.63         (0.12)            --          (0.12)       11.75
      07/31/05++    11.75       0.16          0.32           0.48            --             --             --        12.23
                                       International Growth and Income Portfolio Class 3
      09/30/02@-
      01/31/03       7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17
      01/31/04       7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23
      01/31/05      10.23       0.03          1.59           1.62         (0.11)            --          (0.11)       11.74
      07/31/05++    11.74       0.15          0.32           0.47            --             --             --        12.21
                                               Global Equities Portfolio Class 1
      01/31/01      21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53
      01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
      01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19
      07/31/05++    11.19       0.05          0.77           0.82            --             --             --        12.01
                                               Global Equities Portfolio Class 2
      07/09/01@-
      01/31/02      13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      01/31/03      10.48         --         (2.63)         (2.63)           --             --             --         7.85
      01/31/04       7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51
      01/31/05      10.51       0.02          0.64           0.66         (0.02)            --          (0.02)       11.15
      07/31/05++    11.15       0.04          0.78           0.82            --             --             --        11.97
                                               Global Equities Portfolio Class 3
      09/30/02@-
      01/31/03       7.76      (0.01)         0.09           0.08            --             --             --         7.84
      01/31/04       7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50
      01/31/05      10.50      (0.01)         0.65           0.64         (0.01)            --          (0.01)       11.13
      07/31/05++    11.13       0.03          0.78           0.81            --             --             --        11.94

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      01/31/01        3.95%   $342,114      1.18%            0.95%            80%
      01/31/02      (23.67)    289,084      1.20             0.84            148
      01/31/03      (20.66)    177,883      1.22             1.08            264
      01/31/04       44.71     232,740      1.25(1)          1.41(1)         108
      01/31/05       16.37     262,167      1.24(1)          0.79(1)          67
      07/31/05++      4.09     254,077      1.18+(1)         2.80+(1)         35
                          International Growth and Income Portfolio Class 2
      07/09/01@-
      01/31/02       (8.63)      4,964      1.37+           (0.45)+          148
      01/31/03      (20.78)     15,437      1.40             0.44            264
      01/31/04       44.53      27,823      1.40(1)          1.18(1)         108
      01/31/05       16.08      34,961      1.39(1)          0.61(1)          67
      07/31/05++      4.09      35,654      1.32+(1)         2.63+(1)         35
                          International Growth and Income Portfolio Class 3
      09/30/02@-
      01/31/03       (1.24)      1,647      1.83+           (1.18)+          264
      01/31/04       44.35      14,408      1.50(1)          0.65(1)         108
      01/31/05       16.00      37,465      1.48(1)          0.31(1)          67
      07/31/05++      4.00      41,671      1.41+(1)         2.49+(1)         35
                                  Global Equities Portfolio Class 1
      01/31/01       (9.29)    650,067      0.84            (0.15)            93
      01/31/02      (27.72)    409,626      0.87             0.14             75
      01/31/03      (24.98)    221,301      0.93(1)          0.19(1)          71
      01/31/04       34.39     248,468      0.95(1)          0.23(1)          83
      01/31/05        6.41     206,639      0.98(1)          0.29(1)          67
      07/31/05++      7.33     197,138      0.96+(1)         0.85+(1)         41
                                  Global Equities Portfolio Class 2
      07/09/01@-
      01/31/02       (8.38)      3,562      1.05+           (0.33)+           75
      01/31/03      (25.10)      9,083      1.08(1)          0.00(1)          71
      01/31/04       34.04      13,903      1.10(1)          0.06(1)          83
      01/31/05        6.30      11,951      1.13(1)          0.14(1)          67
      07/31/05++      7.35      12,615      1.11+(1)         0.69+(1)         41
                                  Global Equities Portfolio Class 3
      09/30/02@-
      01/31/03        1.03         265      1.16+(1)        (0.30)+(1)        71
      01/31/04       34.05       3,387      1.20(1)         (0.14)(1)         83
      01/31/05        6.12       7,515      1.23(1)         (0.05)(1)         67
      07/31/05++      7.28      10,172      1.21+(1)         0.61+(1)         41

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                -----------------------------
                                                                1/03    1/04    1/05    7/05+
                                                                -----------------------------
       International Growth and Income Class 1................   --%    0.05%   0.02%   0.02%
       International Growth and Income Class 2................   --     0.05    0.02    0.02
       International Growth and Income Class 3................   --     0.05    0.02    0.02
       Global Equities Class 1................................  0.00    0.03    0.03    0.03
       Global Equities Class 2................................  0.01    0.03    0.03    0.03
       Global Equities Class 3................................  0.02    0.03    0.02    0.03

    See Notes to Financial Statements
---------------------
    280

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------
                     NET        NET                         TOTAL      DIVIDENDS                 DIVIDENDS
                    ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DIVIDENDS    FROM NET
                    VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS
      ---------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      01/31/01     $14.82      $ 0.11        $(1.91)        $(1.80)      $(0.12)      $  --       $(2.14)        $(2.26)
      01/31/02      10.76        0.07         (2.94)         (2.87)          --          --        (0.65)         (0.65)
      01/31/03       7.24        0.07         (2.13)            --           --          --           --             --
      01/31/04       5.18        0.07          1.96           2.03        (0.28)         --           --          (0.28)
      01/31/05       6.93        0.06          0.83           0.89        (0.15)         --           --          (0.15)
      07/31/05++     7.67        0.08          0.12           0.20           --          --           --             --
                                      International Diversified Equities Portfolio Class 2
      07/09/01@-
      01/31/02       8.97       (0.02)        (1.08)         (1.10)          --          --        (0.65)         (0.65)
      01/31/03       7.22        0.03         (2.09)         (2.06)          --          --           --             --
      01/31/04       5.16        0.04          1.97           2.01        (0.27)         --           --          (0.27)
      01/31/05       6.90        0.04          0.83           0.87        (0.14)         --           --          (0.14)
      07/31/05++     7.63        0.07          0.12           0.19           --          --           --             --
                                      International Diversified Equities Portfolio Class 3
      09/30/02@-
      01/31/03       5.49          --         (0.33)         (0.33)          --          --           --             --
      01/31/04       5.16        0.01          1.99           2.00        (0.27)         --           --          (0.27)
      01/31/05       6.89        0.03          0.84           0.87        (0.14)         --           --          (0.14)
      07/31/05++     7.62        0.07          0.12           0.19           --          --           --             --
                                               Emerging Markets Portfolio Class 1
      01/31/01      11.00       (0.02)        (2.95)         (2.97)       (0.06)         --        (0.16)         (0.22)
      01/31/02       7.81        0.03         (0.95)         (0.92)       (0.02)         --        (0.08)         (0.10)
      01/31/03       6.79        0.02         (0.74)         (0.72)       (0.02)      (0.00)          --          (0.02)
      01/31/04       6.05        0.10          3.59           3.69           --          --           --             --
      01/31/05       9.74        0.09          1.83           1.92        (0.11)         --           --          (0.11)
      07/31/05++    11.55        0.15          1.58           1.73           --          --           --             --
                                               Emerging Markets Portfolio Class 2
      07/09/01@-
      01/31/02       6.62       (0.02)         0.29           0.27        (0.02)         --        (0.08)         (0.10)
      01/31/03       6.79          --         (0.73)         (0.73)       (0.01)      (0.00)          --          (0.01)
      01/31/04       6.05        0.09          3.57           3.66           --          --           --             --
      01/31/05       9.71        0.07          1.84           1.91        (0.10)         --           --          (0.10)
      07/31/05++    11.52        0.14          1.58           1.72           --          --           --             --
                                               Emerging Markets Portfolio Class 3
      09/30/02@-
      01/31/03       5.70       (0.02)         0.37           0.35           --          --           --             --
      01/31/04       6.05        0.05          3.61           3.66           --          --           --             --
      01/31/05       9.71        0.06          1.83           1.89        (0.09)         --           --          (0.09)
      07/31/05++    11.51        0.13          1.58           1.71           --          --           --             --

      ----------  ----------------------------------------------------------------------
                   NET                  NET       RATIO OF     RATIO OF NET
                  ASSET                ASSETS    EXPENSES TO    INVESTMENT
                  VALUE                END OF      AVERAGE     INCOME (LOSS)
        PERIOD    END OF    TOTAL      PERIOD        NET        TO AVERAGE     PORTFOLIO
        ENDED     PERIOD   RETURN**   (000'S)      ASSETS       NET ASSETS     TURNOVER
      ----------  ----------------------------------------------------------------------
                           International Diversified Equities Portfolio Class 1
      01/31/01    $10.76    (12.71)%  $442,009     1.21%            0.89%          72%
      01/31/02      7.24    (27.07)    309,703      1.23            0.84           29
      01/31/03      5.18    (28.45)    156,911      1.22            0.97           48
      01/31/04      6.93     39.76     196,843      1.23            1.13           49
      01/31/05      7.67     13.10     183,649      1.25(1)         0.86(1)        25
      07/31/05++    7.87      2.61     170,581      1.22+           2.11+          12
                           International Diversified Equities Portfolio Class 2
      07/09/01@-
      01/31/02      7.22    (12.87)      5,381      1.42+          (0.58)+         29
      01/31/03      5.16    (28.43)      8,619      1.33            0.53           48
      01/31/04      6.90     39.52      29,467      1.38            0.72           49
      01/31/05      7.63     12.86      47,549      1.40(1)         0.62(1)        25
      07/31/05++    7.82      2.49      48,182      1.37+           1.95+          12
                           International Diversified Equities Portfolio Class 3
      09/30/02@-
      01/31/03      5.16     (6.01)      2,480      1.33+          (0.29)+         48
      01/31/04      6.89     39.29      39,947      1.48            0.11           49
      01/31/05      7.62     12.79     106,732      1.50(1)         0.41(1)        25
      07/31/05++    7.81      2.49     129,080      1.47+           1.83+          12
                                    Emerging Markets Portfolio Class 1
      01/31/01      7.81    (26.87)     96,507      1.57           (0.22)         125
      01/31/02      6.79    (11.49)     82,624      1.53            0.51          113
      01/31/03      6.05    (10.63)     63,377      1.53            0.43          118
      01/31/04      9.74     60.99     104,999      1.66(1)         1.27(1)       112
      01/31/05     11.55     19.92     110,010      1.60(1)         0.89(1)        76
      07/31/05++   13.28     14.98     126,925      1.49+(1)        2.38+(1)       52
                                    Emerging Markets Portfolio Class 2
      07/09/01@-
      01/31/02      6.79      4.38         717      1.70+          (0.56)+        113
      01/31/03      6.05    (10.71)      3,164      1.74            0.05          118
      01/31/04      9.71     60.50       8,278      1.80(1)         1.03(1)       112
      01/31/05     11.52     19.84      13,989      1.75(1)         0.72(1)        76
      07/31/05++   13.24     14.93      16,739      1.64+(1)        2.23+(1)       52
                                    Emerging Markets Portfolio Class 3
      09/30/02@-
      01/31/03      6.05      6.14         276      2.12+          (0.56)+        118
      01/31/04      9.71     60.50       3,533      1.90(1)         0.54(1)       112
      01/31/05     11.51     19.63      12,899      1.85(1)         0.57(1)        76
      07/31/05++   13.22     14.86      18,726      1.74+(1)        2.14+(1)       52

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               ----------------------
                                                               1/04     1/05    7/05
                                                               ----------------------
       International Diversified Equities Class 1............    --%    0.00%     --%
       International Diversified Equities Class 2............    --     0.00      --
       International Diversified Equities Class 3............    --     0.00      --
       Emerging Markets Class 1..............................  0.11     0.03    0.06
       Emerging Markets Class 2..............................  0.11     0.03    0.06
       Emerging Markets Class 3..............................  0.11     0.03    0.06

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS
                    ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DECLARED     FROM NET
                    VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS
      ---------------------------------------------------------------------------------------------------------------------
                                                 Foreign Value Portfolio Class 2
      08/01/02#-
      01/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)      $   --      $(0.03)      $   --         $(0.03)
      01/31/04       9.11        0.03          3.91           3.94        (0.01)         --        (0.10)         (0.11)
      01/31/05      12.94        0.16          1.75           1.91        (0.14)         --        (0.27)         (0.41)
      07/31/05++    14.44        0.20          0.35           0.55           --          --           --             --
                                                 Foreign Value Portfolio Class 3
      09/30/02@-
      01/31/03       9.20       (0.03)        (0.03)         (0.06)          --       (0.03)          --          (0.03)
      01/31/04       9.11        0.00          3.93           3.93         0.00          --        (0.10)         (0.10)
      01/31/05      12.94        0.12          1.79           1.91        (0.13)         --        (0.27)         (0.40)
      07/31/05++    14.45        0.19          0.35           0.54           --          --           --             --

      ----------  ----------------------------------------------------------------------
                                                                RATIO OF NET
                   NET                   NET       RATIO OF      INVESTMENT
                  ASSET                 ASSETS    EXPENSES TO      INCOME
                  VALUE                 END OF      AVERAGE      (LOSS) TO
        PERIOD    END OF     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     PERIOD   RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ----------------------------------------------------------------------
                                     Foreign Value Portfolio Class 2
      08/01/02#-
      01/31/03    $ 9.11      (8.57)%  $  5,888      1.95%+(1)     (0.63)%+(1)      1%
      01/31/04     12.94      43.31      34,250      1.76(1)        0.26(1)         7
      01/31/05     14.44      14.77      58,040      1.34(1)(2)     1.22(1)(2)     13
      07/31/05++   14.99       3.81      61,869      1.20+(2)       2.73+(2)        5
                                     Foreign Value Portfolio Class 3
      09/30/02@-
      01/31/03      9.11      (0.64)      4,099      2.05+(1)      (1.04)+(1)       1
      01/31/04     12.94      43.18      63,404      1.76(1)        0.00(1)         7
      01/31/05     14.45      14.74     190,704      1.43(1)(2)     0.95(1)(2)     13
      07/31/05++   14.99       3.74     247,431      1.30+(2)       2.64+(2)        5

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
     #  Commencement of operations
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                    NET INVESTMENT
                                                                           EXPENSES                 INCOME (LOSS)
                                                                     --------------------      ------------------------
                                                                     1/03    1/04    1/05      1/03       1/04     1/05
                                                                     --------------------      ------------------------
       Foreign Value Class 2.......................................  4.72%+  1.54%   1.33%     (3.40)%+   0.48%    1.23%
       Foreign Value Class 3.......................................  6.21+   1.58    1.42      (5.20)+    0.18     0.96

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                               -------------
                                               1/05    7/05+
                                               -------------
       Foreign Value Class 2.................  0.01%   0.01%
       Foreign Value Class 3.................  0.01    0.01

    See Notes to Financial Statements

---------------------
    282

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (Unaudited)

    The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                                              COMPLEX
         NAME,                            TERM OF OFFICE                                     OVERSEEN
      ADDRESS AND        POSITION HELD    AND LENGTH OF        PRINCIPAL OCCUPATION(S)          BY
    DATE OF BIRTH*        WITH TRUST      TIME SERVED(4)         DURING PAST 5 YEARS        TRUSTEE(1)
    --------------       -------------    --------------   -------------------------------  ----------
DISINTERESTED TRUSTEES
Carl D. Covitz              Trustee        2001 -          Owner and President, Landmark      56
DOB: March 31, 1939                        present         Capital, Inc. (since 1973)
Monica C. Lozano            Trustee        1998 -          President and Chief Operating      56
DOB: July 21, 1956                         present         Officer (since 2000) La Opinion
                                                           (newspaper publishing concern),
                                                           Associate Publisher (1991-1999)
                                                           and Executive Editor
                                                           (1995-1999) thereof
Gilbert T. Ray              Trustee        2001 -          Retired Partner, O'Melveny &       56
DOB: September 18, 1944                    present         Myers LLP (since 2000); and
                                                           Attorney (1972-2000) thereof
Allan L. Sher               Trustee        1997 -          Retired Brokerage Executive        56
DOB: October 19, 1931                      present         (since 1992)
Bruce G. Willison           Trustee        2001 -          Dean, Anderson School at UCLA      56
DOB: October 16, 1948                      present         (since 1999)
INTERESTED TRUSTEES
Jana W. Greer(2)          Trustee and      2001 -          President, AIG SunAmerica          56
DOB: December 30, 1951     Chairman        present         Retirement Markets, Inc. (since
                                                           1996); Senior Vice President
                                                           and Director, AIG Retirement
                                                           Services, Inc. (since 1991)
OFFICERS
Vincent M. Marra           President       2004 -          Senior Vice President and Chief    N/A
DOB: May 28, 1950                          present         Operating Officer, SAAMCo
                                                           (February 2003 to Present);
                                                           Chief Administrative Officer
                                                           and Chief Financial Officer,
                                                           Carret & Co., LLC (June 2002 to
                                                           February 2003); President,
                                                           Bowne Digital Solutions (1999
                                                           to May 2002).
Donna M. Handel            Treasurer       2002 -          Assistant Treasurer (1993 to       N/A
DOB: June 25, 1966                         present         2002); Senior Vice President,
                                                           SAAMCo (December 2004 to
                                                           Present); Vice President,
                                                           SAAMCo (1997 to December 2004).


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       -------------------------------
DISINTERESTED TRUSTEES
Carl D. Covitz           Director, Kayne Anderson Mutual
DOB: March 31, 1939      Funds (since 1995); Director,
                         Arden Realty, Inc. (since
                         1995).
Monica C. Lozano         Trustee, University of Southern
DOB: July 21, 1956       California (since 1991);
                         Director, California Healthcare
                         Foundation (since 1998);
                         Director, Tenet Healthcare
                         Corporation (since 2002);
                         Director, The Walt Disney
                         Company (since 2000); Director,
                         Union Bank of California (since
                         2001).
Gilbert T. Ray           Director, Advanced Auto Parts,
DOB: September 18, 1944  Inc. (retail, automotive supply
                         stores) (since 2002); Director,
                         Watts, Wyatt & Company
                         (services -- management
                         consulting services) (since
                         2000).
Allan L. Sher            Director, Bowl America
DOB: October 19, 1931    Incorporated (1997-Present).
Bruce G. Willison        Director, Nordstrom, Inc.
DOB: October 16, 1948    (since 1997); Director,
                         Homestore, Inc. (real estate
                         agents and managers), (since
                         2003); Healthnet International,
                         Inc. (business services) (since
                         2000).
INTERESTED TRUSTEES
Jana W. Greer(2)         Director, National Association
DOB: December 30, 1951   for Variable Annuities (since
                         1999).
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966

---------------

 * The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 funds), VALIC Company II (15 funds), AIG Series Trust (4 funds) and Focused Alpha Growth (1 fund).

(2) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") registered under the Investment Company Act of 1940.

(4) Trustees serve until their successors are duly elected and qualified.

 Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file on Form N-Q, its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters. Once filed, the Trust's form N-Q will be available without charge on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

  The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

---------------------
    284

[SUNAMERICA LOGO]
          1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              R-1411SAR.2(R 9/05)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2.   Code of Ethics.

          Not applicable.

Item 3.   Audit Committee Financial Expert.

          Not applicable.

Item 4.   Principal Accountant Fees and Services.

          Not applicable.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

          Not applicable.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)       (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as EXHIBIT 99.CERT.

          (3) Not applicable.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as EXHIBIT 99.906.CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         SunAmerica Series Trust

         By: /s/ Vincent M. Marra
             --------------------
         Vincent M. Marra
         President
         Date: October 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Vincent M. Marra
             --------------------
         Vincent M. Marra
         President
         Date: October 7, 2005


         By: /s/ Donna M. Handel
             -------------------
         Donna M. Handel
         Treasurer
         Date: October 7, 2005